UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments Co.

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: September 30, 2024

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

March 31, 2024

SEMI-ANNUAL REPORT

SEI Institutional Managed Trust

❯	Large Cap Fund

❯	Large Cap Value Fund

❯	Large Cap Growth Fund

❯	Large Cap Index Fund

❯	Tax-Managed Large Cap Fund

❯	S&P 500 Index Fund

❯	Small Cap Fund

❯	Small Cap Value Fund

❯	Small Cap Growth Fund

❯	Tax-Managed Small/Mid Cap Fund

❯	Mid-Cap Fund

❯	U.S. Managed Volatility Fund

❯	Global Managed Volatility Fund

❯	Tax-Managed Managed Volatility Fund

❯	Tax-Managed International Managed Volatility Fund

❯	Real Estate Fund

❯	Core Fixed Income Fund

❯	High Yield Bond Fund

❯	Conservative Income Fund

❯	Tax-Free Conservative Income Fund

❯	Real Return Fund

❯	Dynamic Asset Allocation Fund

❯	Multi-Strategy Alternative Fund

❯	Liquid Alternative Fund

❯	Multi-Asset Accumulation Fund

❯	Multi-Asset Income Fund

❯	Multi-Asset Inflation Managed Fund

❯	Multi-Asset Capital Stability Fund

Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds’ website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

seic.com

TABLE OF CONTENTS

Schedules of Investments/Consolidated Schedules of Investments	1
Glossary	293
Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities	294
Statements of Operations/Consolidated Statements of Operations	306
Statements of Changes in Net Assets/Consolidated Statements of Changes in Net Assets	312
Consolidated Statement of Cash Flows	320
Financial Highlights/Consolidated Financial Highlights	321
Notes to Financial Statements/ Notes to Consolidated Financial Statements	334
Disclosure of Fund Expenses	381
Review of the Liquidity Risk Management Program	384
Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreement	385

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the Commission’s website at https://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at https://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Large Cap Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.4%

Communication Services — 8.3%
Alphabet Inc, Cl A *	63,025	$9,512
Alphabet Inc, Cl C *	144,235	21,961
AT&T Inc	487,030	8,572
Comcast Corp, Cl A	142,077	6,159
Fox Corp, Cl A	57,265	1,791
Liberty Media Corp-Liberty Formula One, Cl C *	54,837	3,597
Meta Platforms Inc, Cl A	70,933	34,444
Netflix Inc *	10,836	6,581
Nexstar Media Group Inc, Cl A	28,996	4,996
Paramount Global, Cl B	29,932	352
Pinterest Inc, Cl A *	97,364	3,376
Spotify Technology SA *	1,623	428
TEGNA Inc	84,878	1,268
T-Mobile US Inc	67,629	11,038
Verizon Communications Inc	142,828	5,993
Walt Disney Co/The	174,697	21,376

		141,444
Consumer Discretionary — 10.4%
Amazon.com Inc, Cl A *	205,082	36,993
Autoliv Inc	15,778	1,900
AutoNation Inc *	13,760	2,278
Bloomin' Brands Inc	86,188	2,472
Booking Holdings Inc	885	3,211
BorgWarner Inc	51,591	1,792
Burlington Stores Inc *	5,837	1,355
Deckers Outdoor Corp *	2,212	2,082
Dick's Sporting Goods Inc	31,557	7,096
Dillard's Inc, Cl A	6,450	3,042
Domino's Pizza Inc	738	367
DraftKings Inc, Cl A *	81,183	3,687
eBay Inc	56,727	2,994
Foot Locker Inc, Cl A	23,394	667

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ford Motor Co	65,375	$868
General Motors Co	290,119	13,157
Goodyear Tire & Rubber Co/The *	61,552	845
Harley-Davidson Inc, Cl A	49,267	2,155
Home Depot Inc/The	28,067	10,766
Kohl's Corp	24,781	722
Lennar Corp, Cl A	27,882	4,795
Lithia Motors Inc, Cl A	10,795	3,248
Lululemon Athletica Inc *	1,574	615
Magna International Inc, Cl A	37,765	2,057
McDonald's Corp	1,116	315
MercadoLibre Inc *	4,709	7,120
Mobileye Global Inc, Cl A *	13,298	428
NIKE Inc, Cl B	122,430	11,506
Penske Automotive Group Inc, Cl A	14,922	2,417
Phinia Inc	12,286	472
Pool Corp	6,454	2,604
PulteGroup Inc	92,173	11,118
PVH Corp	14,325	2,014
Ross Stores Inc	42,423	6,226
Starbucks Corp	105,609	9,652
Tesla Inc *	18,347	3,225
Whirlpool Corp	27,260	3,261
Williams-Sonoma Inc	23,146	7,350
Wingstop Inc, Cl A	909	333

		177,205
Consumer Staples — 5.9%
Altria Group Inc	88,419	3,857
Archer-Daniels-Midland Co	32,708	2,054
Bunge Global SA	10,881	1,115
Casey's General Stores Inc	18,037	5,744
Celsius Holdings Inc *	9,139	758
Coca-Cola Co/The	96,401	5,898
Colgate-Palmolive Co	23,146	2,084
Conagra Brands Inc	263,174	7,800
Constellation Brands Inc, Cl A	14,460	3,930
Costco Wholesale Corp	1,624	1,190
Ingredion Inc	68,921	8,053
Kenvue Inc	207,123	4,445
Kraft Heinz Co/The	47,091	1,738
Kroger Co/The	307,154	17,548
Molson Coors Beverage Co, Cl B	52,006	3,497
Mondelez International Inc, Cl A	4,651	326
PepsiCo Inc	62,828	10,996
Philip Morris International Inc	70,232	6,435
Target Corp, Cl A	37,098	6,574
Tyson Foods Inc, Cl A	105,363	6,188
Walgreens Boots Alliance Inc	43,315	939

		101,169
Energy — 4.3%
APA Corp	35,975	1,237

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
BP PLC ADR	193,967	$7,309
Canadian Natural Resources Ltd	85,252	6,506
Cheniere Energy Inc	17,498	2,822
Chevron Corp	51,034	8,050
ConocoPhillips	81,177	10,332
Devon Energy Corp	71,669	3,596
Diamondback Energy Inc, Cl A	30,355	6,016
Exxon Mobil Corp	23,037	2,678
HF Sinclair Corp	33,490	2,022
Marathon Oil Corp	45,524	1,290
Marathon Petroleum Corp	29,810	6,007
Phillips 66	23,171	3,785
Scorpio Tankers Inc	25,644	1,835
Shell PLC ADR	69,710	4,673
Valero Energy Corp	27,947	4,770

		72,928
Financials — 13.2%
Aflac Inc	79,758	6,848
Allstate Corp/The	55,820	9,657
American Financial Group Inc/OH	10,346	1,412
American International Group Inc	24,403	1,908
Ameriprise Financial Inc	15,882	6,963
Annaly Capital Management Inc ‡	17,705	349
Apollo Global Management Inc	3,000	337
Ares Management Corp, Cl A	3,899	518
Bank of America Corp	67,077	2,544
Bank of New York Mellon Corp/The	19,244	1,109
Berkshire Hathaway Inc, Cl B *	45,129	18,978
Capital One Financial Corp	33,366	4,968
Charles Schwab Corp/The	30,691	2,220
Citigroup Inc	300,606	19,010
Citizens Financial Group Inc	9,142	332
Discover Financial Services	45,469	5,961
East West Bancorp Inc	14,641	1,158
Everest Group Ltd	2,104	836
FactSet Research Systems Inc	6,382	2,900
Fifth Third Bancorp	64,157	2,387
First Horizon Corp	70,952	1,093
Fiserv Inc, Cl A *	2,162	346
Global Payments Inc	82,982	11,091
Goldman Sachs Group Inc/The	996	416
Hartford Financial Services Group Inc/The	69,124	7,123
JPMorgan Chase & Co	59,705	11,959
Kinsale Capital Group Inc	13,464	7,065
M&T Bank Corp	4,829	702
Mastercard Inc, Cl A	2,437	1,174
MetLife Inc	5,123	380
MGIC Investment Corp	37,006	827
Moody's Corp	24,922	9,795
Morgan Stanley	56,533	5,323
MSCI Inc, Cl A	13,753	7,708
Radian Group Inc	47,300	1,583

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Regions Financial Corp	174,125	$3,664
S&P Global Inc	13,884	5,907
Starwood Property Trust Inc ‡	32,387	658
State Street Corp	81,247	6,282
Stifel Financial Corp	4,535	355
Synchrony Financial	77,838	3,356
Unum Group	36,845	1,977
Visa Inc, Cl A	96,774	27,008
Voya Financial Inc	4,799	355
Wells Fargo & Co	168,428	9,762
Willis Towers Watson PLC	34,195	9,404
Zions Bancorp NA	8,273	359

		226,067
Health Care — 14.5%
AbbVie Inc	31,042	5,653
Acadia Healthcare Co Inc, Cl A *	42,992	3,406
Amgen Inc, Cl A	29,711	8,447
Baxter International Inc	112,272	4,799
Boston Scientific Corp *	80,538	5,516
Bristol-Myers Squibb Co	155,447	8,430
Cardinal Health Inc	57,967	6,487
Centene Corp *	9,478	744
Cigna Group/The	4,286	1,557
CVS Health Corp	187,434	14,950
Danaher Corp, Cl A	42,146	10,525
DaVita Inc *	11,100	1,532
DENTSPLY SIRONA Inc	124,353	4,127
Eli Lilly & Co	22,937	17,844
Exelixis Inc *	97,735	2,319
Gilead Sciences Inc	63,484	4,650
GSK PLC ADR	124,130	5,321
HCA Healthcare Inc	11,771	3,926
Jazz Pharmaceuticals PLC *	54,369	6,547
Johnson & Johnson	157,453	24,908
Koninklijke Philips NV *	202,704	4,054
Lantheus Holdings Inc *	18,107	1,127
McKesson Corp	23,547	12,641
Medtronic PLC	79,267	6,908
Merck & Co Inc	94,491	12,468
Mettler-Toledo International Inc *	10,186	13,561
Natera Inc *	93,476	8,549
Nuvalent Inc, Cl A *	5,132	385
Organon & Co	143,028	2,689
Pfizer Inc	237,127	6,580
QuidelOrtho Corp *	19,772	948
Regeneron Pharmaceuticals Inc *	522	502
Sanofi SA ADR	40,173	1,952
STERIS PLC	16,539	3,718
Stryker Corp	15,104	5,405
UnitedHealth Group Inc	22,461	11,112
Vaxcyte Inc *	4,874	333
Vertex Pharmaceuticals Inc *	18,163	7,592

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Viatris Inc, Cl W	302,646	$3,614
Zoetis Inc, Cl A	12,243	2,072

		247,898
Industrials — 10.9%
AerCap Holdings NV *	135,596	11,785
AGCO Corp	28,514	3,508
Alaska Air Group Inc *	80,294	3,452
Allison Transmission Holdings Inc	37,699	3,060
American Airlines Group Inc *	127,347	1,955
Automatic Data Processing Inc	9,189	2,295
Caterpillar Inc, Cl A	1,327	486
Chart Industries Inc *	23,419	3,857
CNH Industrial NV	22,669	294
Cummins Inc	24,677	7,271
Delta Air Lines Inc, Cl A	138,479	6,629
Eaton Corp PLC	15,863	4,960
FedEx Corp	46,096	13,356
Fortive Corp	134,129	11,538
GFL Environmental Inc	212,428	7,329
GXO Logistics Inc *	198,654	10,680
HEICO Corp	38,369	7,328
Huntington Ingalls Industries Inc, Cl A	10,975	3,199
Lockheed Martin Corp	7,087	3,224
ManpowerGroup Inc	43,604	3,385
Old Dominion Freight Line Inc, Cl A	12,674	2,779
Otis Worldwide Corp	25,532	2,534
Owens Corning	34,317	5,724
Parker-Hannifin Corp, Cl A	950	528
Ryder System Inc	18,537	2,228
Saia Inc *	581	340
Snap-on Inc	9,818	2,908
Textron Inc	56,360	5,407
Timken Co/The	61,063	5,339
Trane Technologies PLC	1,546	464
TransDigm Group Inc	17,511	21,566
Uber Technologies Inc *	19,810	1,525
United Airlines Holdings Inc *	25,256	1,209
Veralto Corp	69,531	6,165
Vertiv Holdings Co, Cl A	92,099	7,522
Waste Connections Inc	42,033	7,230
Westinghouse Air Brake Technologies Corp	14,105	2,055
WW Grainger Inc	786	799

		185,913
Information Technology — 25.2%
Accenture PLC, Cl A	1,931	669
Adobe Inc *	36,732	18,535
Advanced Micro Devices Inc *	35,644	6,433
Amdocs Ltd	51,821	4,683
Amkor Technology Inc	51,908	1,674
Amphenol Corp, Cl A	108,662	12,534
Analog Devices Inc	25,977	5,138

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Apple Inc	282,537	$48,450
Applied Materials Inc	34,743	7,165
Arista Networks Inc *	3,267	947
Arrow Electronics Inc, Cl A *	20,514	2,656
Broadcom Inc	13,401	17,762
Cadence Design Systems Inc *	40,751	12,685
CDW Corp/DE	3,871	990
Cirrus Logic Inc *	12,623	1,168
Cisco Systems Inc	151,519	7,562
Dell Technologies Inc, Cl C	41,474	4,733
DXC Technology Co *	63,528	1,347
Flex Ltd *	73,140	2,093
Hewlett Packard Enterprise Co	249,894	4,431
HP Inc	124,604	3,766
Intel Corp	128,954	5,696
International Business Machines Corp	24,273	4,635
Intuit Inc	21,136	13,738
Jabil Inc	50,593	6,777
Manhattan Associates Inc *	7,171	1,794
Marvell Technology Inc	82,232	5,829
Microchip Technology Inc	141,812	12,722
Micron Technology Inc	22,455	2,647
Microsoft Corp	202,211	85,074
MongoDB Inc, Cl A *	5,680	2,037
Motorola Solutions Inc	12,465	4,425
NVIDIA Corp	42,707	38,588
Oracle Corp, Cl B	85,325	10,718
QUALCOMM Inc	62,612	10,600
Roper Technologies Inc	19,180	10,757
Salesforce Inc	41,041	12,361
SAP SE ADR (A)	63,923	12,467
ServiceNow Inc *	5,415	4,128
Skyworks Solutions Inc	3,042	330
Snowflake Inc, Cl A *	3,154	510
Taiwan Semiconductor Manufacturing Co Ltd ADR	10,858	1,477
Teradyne Inc	71,961	8,119
Vishay Intertechnology Inc	115,899	2,629
Vontier Corp	174,318	7,907
Xerox Holdings Corp	26,315	471

		431,857
Materials — 3.2%
Berry Global Group Inc	31,426	1,901
Crown Holdings Inc	63,953	5,069
Eastman Chemical Co	58,448	5,858
FMC Corp	92,162	5,871
Freeport-McMoRan Inc, Cl B	7,491	352
Graphic Packaging Holding Co	13,677	399
Linde PLC	27,030	12,551
LyondellBasell Industries NV, Cl A	3,410	349
Martin Marietta Materials Inc, Cl A	4,861	2,984
Mosaic Co/The	15,728	510

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Newmont Corp	67,378	$2,415
O-I Glass Inc, Cl I *	44,115	732
Reliance Inc	20,742	6,931
Sherwin-Williams Co/The, Cl A	10,212	3,547
Steel Dynamics Inc	15,976	2,368
Sylvamo Corp	40,871	2,523

		54,360
Real Estate — 1.3%
American Tower Corp, Cl A ‡	55,725	11,011
Equinix Inc ‡	3,938	3,250
Host Hotels & Resorts Inc ‡	128,264	2,652
Howard Hughes Holdings Inc *	32,159	2,335
Omega Healthcare Investors Inc ‡	61,572	1,950
Sabra Health Care REIT Inc ‡	86,576	1,279

		22,477
Utilities — 2.2%
Edison International	104,559	7,395
FirstEnergy Corp	180,214	6,960
NextEra Energy Inc	8,213	525
NRG Energy Inc	204,464	13,840
UGI Corp	120,360	2,954

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Vistra Corp	85,201	$5,934

		37,608
Total Common Stock
(Cost $971,545) ($ Thousands)		1,698,926

AFFILIATED PARTNERSHIP — 0.7%
SEI Liquidity Fund, LP
5.340% **†(B)	12,891,590	12,890

Total Affiliated Partnership
(Cost $12,894) ($ Thousands)		12,890

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Institutional Class
5.130%**†	11,447,103	11,447
Total Cash Equivalent
(Cost $11,447) ($ Thousands)		11,447
Total Investments in Securities — 100.8%
(Cost $995,886) ($ Thousands)		$1,723,263

A list of the open futures contracts held by the Fund at March 31, 2024 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	16	Jun-2024	$4,205	$4,247	$42
S&P Mid Cap 400 Index E-MINI	3	Jun-2024	901	923	22
			$5,106	$5,170	$64

Percentages are based on Net Assets of $1,709,853 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2024.
(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of March 31, 2024 was $12,890 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,698,926	–	–	1,698,926
Affiliated Partnership	–	12,890	–	12,890
Cash Equivalent	11,447	–	–	11,447
Total Investments in Securities	1,710,373	12,890	–	1,723,263

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	64	–	–	64
Total Other Financial Instruments	64	–	–	64

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$—	$31,155	$(18,260)	$(1)	$(4)	$12,890	$8	$—
SEI Daily Income Trust, Government Fund, Institutional Class	19,610	240,781	(248,944)	—	—	11,447	355	—
Totals	$19,610	$271,936	$(267,204)	$(1)	$(4)	$24,337	$363	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Large Cap Value Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.0%

Communication Services — 6.5%
AT&T Inc	1,438,218	$25,313
BCE Inc	269,805	9,168
Comcast Corp, Cl A	485,844	21,061
Fox Corp, Cl A	130,663	4,086
Meta Platforms Inc, Cl A	8,110	3,938
Nexstar Media Group Inc, Cl A	9,190	1,583
Omnicom Group Inc	3,178	308
Paramount Global, Cl B	48,751	574
TEGNA Inc	94,393	1,410
T-Mobile US Inc	61,278	10,002
Verizon Communications Inc	167,004	7,007
Walt Disney Co/The	52,590	6,435

		90,885
Consumer Discretionary — 6.4%
Autoliv Inc	18,618	2,242
AutoNation Inc *	12,701	2,103
Bloomin' Brands Inc	59,825	1,716
BorgWarner Inc	43,084	1,497
Dick's Sporting Goods Inc	15,338	3,449
Dillard's Inc, Cl A	5,918	2,791
eBay Inc	56,686	2,992
Expedia Group Inc *	1,936	267
Foot Locker Inc, Cl A	31,098	886
Ford Motor Co	185,547	2,464
General Motors Co	369,298	16,748
Genuine Parts Co	93,417	14,473
Goodyear Tire & Rubber Co/The *	124,130	1,704
Harley-Davidson Inc, Cl A	31,143	1,362
Kohl's Corp	23,092	673
Lennar Corp, Cl A	27,173	4,673
Lithia Motors Inc, Cl A	9,350	2,813
Lowe's Cos Inc	49,572	12,627
Magna International Inc, Cl A	20,247	1,103
Penske Automotive Group Inc, Cl A	13,566	2,198

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Phinia Inc	8,975	$345
PulteGroup Inc	45,443	5,481
PVH Corp	14,047	1,975
Whirlpool Corp	3,533	423
Williams-Sonoma Inc	8,004	2,542

		89,547
Consumer Staples — 9.3%
Altria Group Inc	213,204	9,300
Archer-Daniels-Midland Co	112,861	7,089
Bunge Global SA	36,664	3,759
Conagra Brands Inc	183,730	5,446
Diageo PLC ADR	43,307	6,441
Ingredion Inc	63,788	7,454
Kenvue Inc	495,721	10,638
Kraft Heinz Co/The	56,221	2,074
Kroger Co/The	371,657	21,233
Molson Coors Beverage Co, Cl B	102,466	6,891
Philip Morris International Inc	154,187	14,127
Target Corp, Cl A	94,360	16,721
Tyson Foods Inc, Cl A	113,962	6,693
Unilever PLC ADR	176,365	8,852
Walgreens Boots Alliance Inc	130,896	2,839

		129,557
Energy — 8.5%
APA Corp	76,656	2,636
BP PLC ADR	156,260	5,888
Canadian Natural Resources Ltd	32,936	2,514
Chevron Corp	131,712	20,776
ConocoPhillips	161,841	20,599
Devon Energy Corp	72,866	3,656
Exxon Mobil Corp	260,891	30,326
HF Sinclair Corp	20,425	1,233
Marathon Oil Corp	120,586	3,417
Marathon Petroleum Corp	44,234	8,913
Phillips 66	41,686	6,809
Scorpio Tankers Inc	16,794	1,202
Shell PLC ADR	61,589	4,129
Valero Energy Corp	37,396	6,383

		118,481
Financials — 20.5%
Aflac Inc	68,357	5,869
Allstate Corp/The	20,703	3,582
Ally Financial Inc	31,400	1,275
American Financial Group Inc/OH	20,349	2,777
American International Group Inc	29,934	2,340
Ameriprise Financial Inc	9,891	4,337
Bank of America Corp	563,730	21,377
Bank of New York Mellon Corp/The	181,889	10,480
Berkshire Hathaway Inc, Cl B *	31,643	13,307
Capital One Financial Corp	36,143	5,381
Charles Schwab Corp/The	43,038	3,113

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chubb Ltd	74,943	$19,420
Citigroup Inc	544,061	34,406
Citizens Financial Group Inc	86,176	3,127
Discover Financial Services	28,824	3,779
East West Bancorp Inc	9,104	720
Everest Group Ltd	3,207	1,275
Fifth Third Bancorp	107,240	3,990
First Horizon Corp	89,989	1,386
Global Payments Inc	46,481	6,213
Goldman Sachs Group Inc/The	6,045	2,525
Hartford Financial Services Group Inc/The	40,505	4,174
JPMorgan Chase & Co	152,903	30,626
Lincoln National Corp	31,513	1,006
M&T Bank Corp	4,431	644
MetLife Inc	85,353	6,326
MGIC Investment Corp	70,662	1,580
Morgan Stanley	138,891	13,078
Prudential Financial Inc	25,439	2,987
Radian Group Inc	78,204	2,617
Regions Financial Corp	201,984	4,250
State Street Corp	47,517	3,674
Stifel Financial Corp	5,543	433
Synchrony Financial	143,384	6,183
T Rowe Price Group Inc	11,459	1,397
Travelers Cos Inc/The	48,299	11,116
Truist Financial Corp	211,571	8,247
Unum Group	64,517	3,462
Voya Financial Inc	73,296	5,418
Wells Fargo & Co	336,672	19,513
Willis Towers Watson PLC	16,379	4,504
Zions Bancorp NA	57,094	2,478

		284,392
Health Care — 14.7%
AbbVie Inc	1,490	271
Amgen Inc, Cl A	15,559	4,424
Baxter International Inc	67,778	2,897
Bristol-Myers Squibb Co	184,917	10,028
Cardinal Health Inc	67,710	7,577
Centene Corp *	79,068	6,205
Cigna Group/The	18,672	6,781
CVS Health Corp	209,423	16,704
DaVita Inc *	8,992	1,241
DENTSPLY SIRONA Inc	93,944	3,118
Exelixis Inc *	82,681	1,962
Gilead Sciences Inc	118,904	8,710
GSK PLC ADR	103,440	4,434
HCA Healthcare Inc	8,699	2,901
Jazz Pharmaceuticals PLC *	44,651	5,377
Johnson & Johnson	144,849	22,914
Koninklijke Philips NV *	126,745	2,535
Lantheus Holdings Inc *	11,065	689
McKesson Corp	18,734	10,057

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Medtronic PLC	178,084	$15,520
Merck & Co Inc	216,285	28,539
Novartis AG ADR	108,252	10,471
Organon & Co	194,462	3,656
Pfizer Inc	620,201	17,211
QuidelOrtho Corp *	11,618	557
Sanofi SA ADR	48,458	2,355
United Therapeutics Corp *	4,527	1,040
Viatris Inc, Cl W	487,079	5,816

		203,990
Industrials — 11.9%
3M Co	15,737	1,669
AerCap Holdings NV *	86,406	7,510
AGCO Corp	31,476	3,872
Alaska Air Group Inc *	75,140	3,230
Allison Transmission Holdings Inc	64,771	5,257
Caterpillar Inc, Cl A	7,394	2,709
Chart Industries Inc *	21,124	3,480
CNH Industrial NV	102,959	1,334
Cummins Inc	22,603	6,660
Delta Air Lines Inc, Cl A	161,817	7,746
Expeditors International of Washington Inc	2,266	276
FedEx Corp	36,738	10,644
General Dynamics Corp	60,416	17,067
Huntington Ingalls Industries Inc, Cl A	15,488	4,514
Johnson Controls International PLC	211,220	13,797
Lockheed Martin Corp	5,386	2,450
ManpowerGroup Inc	42,383	3,291
Oshkosh Corp	10,013	1,249
Owens Corning	35,493	5,920
PACCAR Inc	31,704	3,928
RTX Corp	178,677	17,426
Ryder System Inc	31,013	3,727
Siemens AG ADR	106,452	10,159
Snap-on Inc	18,096	5,360
Textron Inc	59,630	5,720
Timken Co/The	47,421	4,146
United Airlines Holdings Inc *	38,423	1,840
United Parcel Service Inc, Cl B	69,337	10,306

		165,287
Information Technology — 9.5%
Amdocs Ltd	62,453	5,644
Amkor Technology Inc	102,883	3,317
Applied Materials Inc	21,459	4,425
Arrow Electronics Inc, Cl A *	28,506	3,690
Broadcom Inc	11,677	15,477
Cirrus Logic Inc *	18,558	1,718
Cisco Systems Inc	341,952	17,067
Cognizant Technology Solutions Corp, Cl A	20,330	1,490
Dell Technologies Inc, Cl C	50,452	5,757
DXC Technology Co *	112,302	2,382

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Large Cap Value Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Flex Ltd *	72,201	$2,066
Hewlett Packard Enterprise Co	337,327	5,981
HP Inc	257,060	7,768
Intel Corp	285,019	12,589
International Business Machines Corp	24,115	4,605
Jabil Inc	41,300	5,532
Micron Technology Inc	40,143	4,732
Microsoft Corp	28,296	11,905
QUALCOMM Inc	19,370	3,279
Skyworks Solutions Inc	18,986	2,057
Teradyne Inc	48,311	5,451
Vontier Corp	120,661	5,473
Xerox Holdings Corp	13,557	243

		132,648
Materials — 4.5%
Berry Global Group Inc	26,280	1,589
Crown Holdings Inc	45,761	3,627
Dow Inc	320,918	18,591
Eastman Chemical Co	47,072	4,718
FMC Corp	84,720	5,397
Freeport-McMoRan Inc, Cl B	13,518	636
Graphic Packaging Holding Co	51,887	1,514
LyondellBasell Industries NV, Cl A	46,631	4,769
Mosaic Co/The	52,568	1,706
Newmont Corp	65,956	2,364
O-I Glass Inc, Cl I *	56,355	935
Reliance Inc	25,126	8,397
Steel Dynamics Inc	42,977	6,370
Sylvamo Corp	31,045	1,917

		62,530
Real Estate — 2.8%
Crown Castle Inc ‡	45,525	4,818
Healthpeak Properties Inc ‡	552,456	10,358
Host Hotels & Resorts Inc ‡	223,250	4,617

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Howard Hughes Holdings Inc *	44,213	$3,211
Omega Healthcare Investors Inc ‡	77,424	2,452
Sabra Health Care REIT Inc ‡	143,789	2,124
Service Properties Trust ‡	92,900	630
VICI Properties Inc, Cl A ‡	340,826	10,153

		38,363
Utilities — 4.4%
Duke Energy Corp	126,669	12,250
Edison International	88,155	6,235
FirstEnergy Corp	162,155	6,263
NextEra Energy Inc	195,794	12,513
NRG Energy Inc	166,631	11,279
UGI Corp	205,639	5,046
Vistra Corp	107,392	7,480

		61,066
Total Common Stock
(Cost $902,386) ($ Thousands)		1,376,746

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
5.340% **†(A)	43,392	40

Total Affiliated Partnership
(Cost $43) ($ Thousands)		40

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
5.130%**†	12,138,925	12,139
Total Cash Equivalent
(Cost $12,139) ($ Thousands)		12,139
Total Investments in Securities — 99.9%
(Cost $914,568) ($ Thousands)		$1,388,925

A list of the open futures contracts held at March 31, 2024 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	17	Jun-2024	$4,497	$4,512	$15
S&P Mid Cap 400 Index E-MINI	13	Jun-2024	3,911	4,001	90
			$8,408	$8,513	$105

SEI Institutional Managed Trust

Percentages are based on Net Assets of $1,390,743 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of March 31, 2024 was $40 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,376,746	–	–	1,376,746
Affiliated Partnership	–	40	–	40
Cash Equivalent	12,139	–	–	12,139
Total Investments in Securities	1,388,885	40	–	1,388,925

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	105	–	–	105
Total Other Financial Instruments	105	–	–	105

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$38	$36,430	$(36,424)	$(6)	$2	$40	$13	$3
SEI Daily Income Trust, Government Fund, Institutional Class	9,541	107,766	(105,168)	—	—	12,139	264	—
Totals	$9,579	$144,196	$(141,592)	$(6)	$2	$12,179	$277	$3

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Large Cap Growth Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 96.2%

Communication Services — 11.4%
Alphabet Inc, Cl A *	336,106	$50,728
Alphabet Inc, Cl C *	146,057	22,239
Liberty Global PLC *	8,013	141
Liberty Media Corp-Liberty Formula One, Cl C *	48,942	3,211
Meta Platforms Inc, Cl A	130,343	63,291
Netflix Inc *	28,641	17,395
News Corp, Cl A	123	3
Pinterest Inc, Cl A *	162,136	5,621
Spotify Technology SA *	9,586	2,530
Trade Desk Inc/The, Cl A *	18,449	1,613
ZoomInfo Technologies Inc, Cl A *	64,022	1,026

		167,798
Consumer Discretionary — 12.6%
ADT Inc	22,006	148
Amazon.com Inc, Cl A *	333,263	60,114
AutoZone Inc *	7,672	24,179
Booking Holdings Inc	1,418	5,144
Burlington Stores Inc *	9,786	2,272
Coupang Inc, Cl A *	128,149	2,280
Deckers Outdoor Corp *	5,404	5,087
DoorDash Inc, Cl A *	11,728	1,615
DR Horton Inc	8,775	1,444
DraftKings Inc, Cl A *	143,166	6,501
Expedia Group Inc *	6,609	910
Gap Inc/The	44,679	1,231
General Motors Co	59,994	2,721
H&R Block Inc	24,030	1,180
Home Depot Inc/The	10,655	4,087
Las Vegas Sands Corp	4,439	230
Lowe's Cos Inc	58,437	14,886
Lululemon Athletica Inc *	4,683	1,829
Marriott International Inc/MD, Cl A	1,095	276
MercadoLibre Inc *	5,198	7,859

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Meritage Homes Corp	7,218	$1,267
Mobileye Global Inc, Cl A *	149,671	4,812
NIKE Inc, Cl B	55,769	5,241
PVH Corp	9,127	1,283
Ralph Lauren Corp, Cl A	4,727	888
Starbucks Corp	7,816	714
Taylor Morrison Home Corp, Cl A *	15,545	966
Tesla Inc *	12,401	2,180
TJX Cos Inc/The	192,210	19,494
Toll Brothers Inc	25,698	3,325
Wingstop Inc, Cl A	4,740	1,737

		185,900
Consumer Staples — 4.0%
Celsius Holdings Inc *	19,982	1,657
Colgate-Palmolive Co	123,761	11,145
Costco Wholesale Corp	7,278	5,332
General Mills Inc	3,004	210
Kenvue Inc	172,720	3,706
Kraft Heinz Co/The	56,757	2,094
Kroger Co/The	49,523	2,829
Maplebear Inc *	30,082	1,122
Mondelez International Inc, Cl A	91,916	6,434
PepsiCo Inc	127,419	22,300
Procter & Gamble Co/The	8,197	1,330
Target Corp, Cl A	5,923	1,050

		59,209
Energy — 0.6%
Cheniere Energy Inc	13,494	2,176
Diamondback Energy Inc, Cl A	11,735	2,326
EQT Corp	3,939	146
Marathon Oil Corp	37,117	1,052
PBF Energy Inc, Cl A	14,148	814
TechnipFMC PLC	70,977	1,782
Transocean Ltd *	104,236	655

		8,951
Financials — 8.3%
Affirm Holdings Inc, Cl A *	17,762	662
Ares Management Corp, Cl A	7,714	1,026
BlackRock Inc	541	451
Block Inc, Cl A *	16,790	1,420
Brown & Brown Inc	2,596	227
Capital One Financial Corp	15,146	2,255
Cboe Global Markets Inc	24,286	4,462
Citigroup Inc	16,875	1,067
CME Group Inc, Cl A	74,460	16,031
Comerica Inc	17,772	977
Evercore Inc, Cl A	9,587	1,846
FactSet Research Systems Inc	16,535	7,513
First Horizon Corp	18,776	289
Fiserv Inc, Cl A *	14,258	2,279
JPMorgan Chase & Co	16,757	3,357

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Kinsale Capital Group Inc	2,175	$1,141
Mastercard Inc, Cl A	46,869	22,571
MGIC Investment Corp	32,016	716
Moody's Corp	54,332	21,354
MSCI Inc, Cl A	17,647	9,890
PayPal Holdings Inc *	7,377	494
S&P Global Inc	7,852	3,341
State Street Corp	9,945	769
Visa Inc, Cl A	50,293	14,036
Wells Fargo & Co	54,134	3,138
Western Union Co/The	90,918	1,271

		122,583
Health Care — 10.3%
10X Genomics Inc, Cl A *	11,913	447
Acadia Healthcare Co Inc, Cl A *	16,983	1,345
Akero Therapeutics Inc *	6,887	174
Amgen Inc, Cl A	8,396	2,387
Apellis Pharmaceuticals Inc *	7,113	418
Becton Dickinson & Co	28,159	6,968
Boston Scientific Corp *	92,572	6,340
Bruker Corp	5,228	491
Cardinal Health Inc	18,982	2,124
Cencora Inc, Cl A	29,578	7,187
CVS Health Corp	1,613	129
Danaher Corp, Cl A	4,649	1,161
DaVita Inc *	3,983	550
Doximity Inc, Cl A *	34,929	940
Edwards Lifesciences Corp, Cl A *	6,004	574
Eli Lilly & Co	33,680	26,202
Exelixis Inc *	7,998	190
HCA Healthcare Inc	5,271	1,758
Humana Inc	4,299	1,490
Immunovant Inc *	12,214	395
Johnson & Johnson	65,574	10,373
McKesson Corp	19,718	10,586
Medpace Holdings Inc *	3,278	1,325
Mettler-Toledo International Inc *	6,049	8,053
Natera Inc *	111,259	10,176
Neurocrine Biosciences Inc *	309	43
Nuvalent Inc, Cl A *	9,907	744
Regeneron Pharmaceuticals Inc *	3,590	3,455
Sarepta Therapeutics Inc *	3,191	413
Stryker Corp	24,972	8,937
Tenet Healthcare Corp *	3,790	398
UnitedHealth Group Inc	57,628	28,509
Universal Health Services Inc, Cl B	2,671	487
Vaxcyte Inc *	22,889	1,563
Vertex Pharmaceuticals Inc *	10,465	4,374

		150,706
Industrials — 8.0%
API Group Corp *	7,964	313

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Boeing Co/The *	2,297	$443
Builders FirstSource Inc *	4,669	974
Carrier Global Corp	212,427	12,348
Caterpillar Inc, Cl A	1,996	731
Core & Main Inc, Cl A *	76,193	4,362
Eaton Corp PLC	4,259	1,332
EMCOR Group Inc	1,540	539
FedEx Corp	2,509	727
GFL Environmental Inc	181,868	6,274
Graco Inc	103,678	9,690
HEICO Corp, Cl A	25,850	3,979
Lennox International Inc	6,929	3,387
Lockheed Martin Corp	6,770	3,079
Masco Corp	12,649	998
Middleby Corp/The *	44,551	7,163
NEXTracker Inc, Cl A *	9,387	528
Northrop Grumman Corp	652	312
Otis Worldwide Corp	114,835	11,400
Owens Corning	3,085	515
RTX Corp	26,243	2,560
Saia Inc *	2,505	1,465
Textron Inc	4,204	403
Trane Technologies PLC	25,693	7,713
TransDigm Group Inc	5,110	6,294
TransUnion	13,525	1,079
Uber Technologies Inc *	61,524	4,737
United Airlines Holdings Inc *	36,184	1,733
Vertiv Holdings Co, Cl A	118,799	9,702
WESCO International Inc	14,085	2,413
Westinghouse Air Brake Technologies Corp	70,017	10,200
XPO Inc *	3,938	481

		117,874
Information Technology — 38.1%
Accenture PLC, Cl A	2,766	959
Adobe Inc *	38,138	19,244
Advanced Micro Devices Inc *	51,302	9,260
Allegro MicroSystems Inc *	19,539	527
Analog Devices Inc	68,390	13,527
Apple Inc	503,222	86,293
Applied Materials Inc	66,326	13,678
AppLovin Corp, Cl A *	61,854	4,282
Arista Networks Inc *	42,466	12,314
Arrow Electronics Inc, Cl A *	4,975	644
Atlassian Corp, Cl A *	3,131	611
Autodesk Inc, Cl A *	11,555	3,009
Broadcom Inc	15,630	20,716
Cadence Design Systems Inc *	39,889	12,417
Cloudflare Inc, Cl A *	3,326	322
Crowdstrike Holdings Inc, Cl A *	40,450	12,968
Dell Technologies Inc, Cl C	1,440	164
DocuSign Inc, Cl A *	18,409	1,096
Dropbox Inc, Cl A *	24,947	606

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Fair Isaac Corp *	1,615	$2,018
Fortinet Inc *	19,010	1,299
Hewlett Packard Enterprise Co	127,877	2,267
HubSpot Inc *	12,489	7,825
Intel Corp	11,524	509
Intuit Inc	15,626	10,157
KLA Corp	6,979	4,875
Lattice Semiconductor Corp *	7,396	579
Manhattan Associates Inc *	22,073	5,523
Marvell Technology Inc	111,773	7,922
Micron Technology Inc	66,446	7,833
Microsoft Corp	410,690	172,786
MongoDB Inc, Cl A *	11,515	4,130
Monolithic Power Systems Inc	789	534
NVIDIA Corp	77,322	69,865
Oracle Corp, Cl B	116,910	14,685
Palo Alto Networks Inc *	439	125
Pegasystems Inc	17,636	1,140
Pure Storage Inc, Cl A *	5,215	271
QUALCOMM Inc	4,117	697
Salesforce Inc	5,110	1,539
SentinelOne Inc, Cl A *	13,267	309
ServiceNow Inc *	7,619	5,809
Smartsheet Inc, Cl A *	3,268	126
Snowflake Inc, Cl A *	6,507	1,052
Synopsys Inc *	18,207	10,405
Taiwan Semiconductor Manufacturing Co Ltd ADR	63,008	8,572
TE Connectivity Ltd	2,352	342
Tenable Holdings Inc *	10,259	507
Teradata Corp *	46,386	1,794
UiPath Inc, Cl A *	70,202	1,591
Zscaler Inc *	2,157	416

		560,139
Materials — 2.3%
Ecolab Inc	3,091	714

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Linde PLC	30,633	$14,223
Martin Marietta Materials Inc, Cl A	6,472	3,973
Packaging Corp of America	8,028	1,524
Sherwin-Williams Co/The, Cl A	37,452	13,008

		33,442
Real Estate — 0.4%
Brixmor Property Group Inc ‡	78,863	1,849
Invitation Homes Inc ‡	48,076	1,712
Iron Mountain Inc ‡	3,498	281
Lamar Advertising Co, Cl A ‡	12,275	1,466
STAG Industrial Inc ‡	6,335	243

		5,551
Utilities — 0.2%
Dominion Energy Inc	49,818	2,451
Entergy Corp	1,392	147

		2,598
Total Common Stock
(Cost $657,045) ($ Thousands)		1,414,751

	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 2.1%
U.S. Treasury Bill
5.253%, 05/30/2024 (A)	$30,902	30,636

Total U.S. Treasury Obligation
(Cost $30,640) ($ Thousands)		30,636

	Shares
CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class
5.130%**†	21,161,380	21,161
Total Cash Equivalent
(Cost $21,161) ($ Thousands)		21,161
Total Investments in Securities — 99.7%
(Cost $708,846) ($ Thousands)		$1,466,548

A list of the open futures contracts held at March 31, 2024 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	7	Jun-2024	$741	$752	$11
S&P 500 Index E-MINI	37	Jun-2024	9,758	9,820	62
			$10,499	$10,572	$73

SEI Institutional Managed Trust

A list of the open OTC swap agreements held by the Fund at March 31, 2024, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	United States Custom Basket of Securities	New York Federal Overnight Bank Fund Rate + 0.40%	Asset Returns	Annually	09/15/2025	USD	36,513	$2,511	$–	$2,511
								$2,511	$–	$2,511

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of March 31, 2024:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

5,447	LAM RESEARCH CORP REGISTERED SHS	$4,957	$334	13.6%
22,500	SIMON PROPERTY GROUP INC REGISTERED SHS	3,392	164	9.3
13,406	EQUIFAX INC REGISTERED SHS	3,391	187	9.3
20,873	ALLSTATE CORP REGISTERED SHS	3,386	237	9.3
80,641	SYNCHRONY FINANCIAL REGISTERED SHS	3,369	100	9.2
14,336	TRAVELERS COMPANIES INC REGISTERED SHS	3,167	139	8.7
28,367	CARDINAL HEALTH INC REGISTERED SHS	3,138	43	8.6
23,994	ROYAL CARIBBEAN CRUISES LTD (DOING BUSINESS AS ROY	3,093	235	8.5
7,836	GOLDMAN SACHS GROUP INC REGISTERED SHS	3,034	253	8.3
22,412	INTERCONTINENTAL EXCHANGE INC REGISTERED SHS	3,018	65	8.3
15,094	ATLASSIAN CORP REGISTERED SHS -A-	2,941	(2)	8.1
54,025	US FOODS HOLDING CORP REGISTERED SHS	2,918	(9)	8.0
46,037	NUTANIX INC REGISTERED SHS -A-	2,907	(72)	8.0
26,700	DELL TECHNOLOGIES INC REGISTERED SHS -C-	2,857	183	7.8
39,575	EDISON INTERNATIONAL REGISTERED SHS	2,723	101	7.5
24,134	PULTEGROUP INC REGISTERED SHS	2,676	233	7.3
22,831	GODADDY INC REGISTERED SHS -A-	2,676	28	7.3
28,698	TEXTRON INC REGISTERED SHS	2,666	81	7.3
17,252	AGILENT TECHNOLOGIES INC REGISTERED SHS	2,544	(40)	7.0
3,709	UNITED RENTALS INC REGISTERED SHS	2,506	163	6.9
14,648	GE AEROSPACE REGISTERED SHS	2,474	91	6.8
1,958	BROADCOM INC REGISTERED SHS	2,419	233	6.6
8,900	WORKDAY INC SHS -A-	2,388	34	6.5
91,729	NEWS CORP REGISTERED SHS -A-	2,340	65	6.4
30,182	ALLISON TRANSMISSION HOLDINGS INC REGISTERED SHS	2,272	182	6.2
139,277	CARNIVAL CORPORATION SHS	2,265	6	6.2
16,888	EXPEDIA GROUP INC REGISTERED SHS	2,262	59	6.2
45,062	PURE STORAGE INC REGISTERED SHS -A-	2,251	86	6.2
28,775	CVS HEALTH CORP REGISTERED SHS	2,227	63	6.1
112,451	NORWEGIAN CRUISE LINE HOLDINGS LTD REGISTERED SHS	2,182	204	6.0
90,888	DROPBOX INC REGISTERED SHS -A-	2,165	38	5.9
50,586	INTEL CORP REGISTERED SHS	2,160	70	5.9
11,614	BOEING CO REGISTERED SHS	2,120	116	5.8
17,353	TOLL BROTHERS INC REGISTERED SHS	2,088	152	5.7
3,377	NETFLIX INC REGISTERED SHS	2,046	0	5.6
7,644	FEDEX CORP REGISTERED SHS	1,936	284	5.3
25,359	UBER TECHNOLOGIES INC REGISTERED SHS	1,929	19	5.3
38,765	COMERICA INC REGISTERED SHS	1,918	222	5.3
20,299	MICRON TECHNOLOGY INC REGISTERED SHS	1,893	498	5.2
107,025	LIBERTY GLOBAL LTD 3REGISTERED SHS -C-	1,873	11	5.1
24,280	TRANSUNION REGISTERED SHS	1,868	67	5.1
22,033	POPULAR INC REGISTERED SHS	1,813	135	5.0
27,960	PAYPAL HOLDINGS INC REGISTERED SHS	1,757	112	4.8
27,382	INCYTE CORP REGISTERED SHS	1,595	(39)	4.4

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Large Cap Growth Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

4,054	EVEREST GROUP LTD REGISTERED SHS	$1,593	$22	4.4%
21,364	MASCO CORP REGISTERED SHS	1,584	97	4.3
36,080	SMARTSHEET INC REGISTERED SHS -A-	1,375	11	3.8
6,884	ZSCALER INC REGISTERED SHS	1,336	(13)	3.7
19,374	FORTINET INC REGISTERED SHS	1,293	28	3.5
22,467	TAYLOR MORRISON HOME CORPORATION REGISTERED SHS	1,268	125	3.5
106,138	VIATRIS INC REGISTERED SHS	1,319	10	3.5
34,965	INVITATION HOMES INC REGISTERED SHS	1,311	30	3.3
79,973	KEYCORP REGISTERED SHS	1,280	104	3.2
50,138	EXELIXIS INC REGISTERED SHS	1,265	35	3.2
1,475	ELI LILLY & CO REGISTERED SHS	1,239	11	3.1
6,966	CHENIERE ENERGY INC REGISTERED SHS	1,217	(3)	3.1
2,961	MONGODB INC REGISTERED SHS -A-	1,153	7	2.9
8,482	SAREPTA THERAPEUTICS INC REGISTERED SHS	1,113	48	2.9
2,332	LOCKHEED MARTIN CORP REGISTERED SHS	1,102	49	2.8
160,132	ADT INC REGISTERED SHS	1,042	80	2.7
8,441	LAMAR ADVERTISING CO REGISTERED SHS -A-	973	37	2.7
9,561	ELASTIC N.V. BEARER AND REGISTERED SHARES	950	(10)	2.6
6,944	NEUROCRINE BIOSCIENCES INC REGISTERED SHS	942	(10)	2.6
5,503	TARGET CORP REGISTERED SHS	932	53	2.5
60,393	AES CORP REGISTERED SHS	859	174	2.5
6,614	CAPITAL ONE FINANCIAL CORP REGISTERED SHS	845	86	2.5
2,101	CABLE ONE INC REGISTERED SHS	835	1	2.4
53,817	PG&E CORPORATION REGISTERED SHS	835	26	2.4
8,432	ENTERGY CORP REGISTERED SHS	780	22	2.4
5,005	SNOWFLAKE INC REGISTERED SHS -A-	713	21	2.2
69,562	SNAP INC REGISTERED SHS -A-	713	18	2.1
3,848	RESMED INC REGISTERED SHS	705	15	2.0
23,566	ALKERMES PLC REGISTERED SHS	701	(41)	1.9
13,878	DOMINION ENERGY INC REGISTERED SHS	684	26	1.8
46,596	THE WESTERN UNION COMPANY REGISTERED SHS	650	33	1.7
13,244	H.& R.BLOCK INC REGISTERED SHS	636	34	1.7
770	BLACKROCK INC REGISTERED SHS	635	26	1.7
6,239	TENET HEALTHCARE CORP REGISTERED SHS	623	38	1.7
9,891	VST FEB 2025	619	369	1.7
194	AUTOZONE INC REGISTERED SHS	547	4	1.7
10,708	KROGER CO REGISTERED SHS	510	10	1.6
3,165	EVERCORE INC REGISTERED SHS -A-	505	9	1.6
5,597	WYNN RESORTS LTD REGISTERED SHS	462	16	1.5
24,063	BRIXMOR PROPERTY GROUP INC REGISTERED SHS	444	30	1.5
32,524	COTY INC REGISTERED SHS -A-	405	(13)	1.1
804	META PLATFORMS INC REGISTERED SHS -A-	404	(1)	1.1
2,273	ZOETIS INC REGISTERED SHS -A-	382	8	1.0

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(22,607)	COSTAR GROUP INC REGISTERED SHS	$(2,152)	$(28)	(5.9)%
(7,252)	ZEBRA TECHNOLOGIES CORP SHS -A-	(2,073)	(109)	(5.7)
(102,159)	REGIONS FINANCIAL CORP REGISTERED SHS	(2,043)	(105)	(5.6)
(16,958)	EXPEDITORS INTERNATIONAL OF WASHINGTON REGISTERED	(2,035)	(23)	(5.6)
(57,715)	FIFTH THIRD BANCORP REGISTERED SHS	(2,034)	(130)	(5.6)
(3,483)	SAIA INC REGISTERED SHS	(2,013)	(20)	(5.5)
(14,869)	SUN COMMUNITIES INC REGISTERED SHS	(1,948)	26	(5.3)
(15,864)	RAYMOND JAMES FINANCIAL INC REGISTERED SHS	(1,916)	(125)	(5.2)
(16,326)	AMERICAN WATER WORKS CO INC REGISTERED SHS	(1,912)	(79)	(5.2)
(12,908)	GARMIN LTD. NAMEN-AKT	(1,881)	(46)	(5.2)
(12,437)	FIRST SOLAR INC REGISTERED SHS	(1,849)	(247)	(5.1)

SEI Institutional Managed Trust

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(24,888)	C.H.ROBINSON WORLDWIDE INC REGISTERED SHS	$(1,840)	$(51)	(5.0)%
(29,099)	W MAY 2025	(1,840)	(150)	(5.0)
(4,384)	TYLER TECHNOLOGIES INC REGISTERED SHS	(1,827)	(33)	(5.0)
(11,006)	CELANESE CORP REGISTERED SHS	(1,762)	(137)	(4.8)
(21,292)	PRINCIPAL FINANCIAL GROUP INC REGISTERED SHS	(1,758)	(91)	(4.8)
(10,166)	JACK HENRY & ASSOCIATES INC REGISTERED SHS	(1,738)	(30)	(4.8)
(3,111)	TEXAS PACIFIC LAND CORP REGISTERED SHS	(1,728)	(68)	(4.7)
(3,347)	KINSALE CAPITAL GROUP INC REGISTERED SHS	(1,727)	(26)	(4.7)
(31,802)	BROWN-FORMAN CORP REGISTERED SHS -B- NON VTG	(1,708)	63	(4.7)
(29,502)	LIBERTY BROADBAND CORP REGISTERED SHS SERIES -C-	(1,693)	8	(4.6)
(20,452)	NORTHERN TRUST CORP REGISTERED SHS	(1,666)	(164)	(4.6)
(53,547)	OMEGA HEALTHCARE INVESTORS INC REGISTERED SHS	(1,647)	(45)	(4.5)
(45,537)	ESSENTIAL UTILITIES INC REGISTERED SHS	(1,639)	(44)	(4.5)
(8,601)	REPLIGEN CORP REGISTERED SHS	(1,634)	45	(4.5)
(31,191)	REALTY INCOME CORP REGISTERED SHS	(1,628)	(64)	(4.5)
(9,386)	NEXSTAR MEDIA GROUP INC REGISTERED SHS	(1,534)	(80)	(4.2)
(7,446)	FABRINET BEARER SHS	(1,489)	85	(4.1)
(13,971)	CULLEN/FROST BANKERS INC REGISTERED SHS	(1,481)	(88)	(4.1)
(3,545)	ERIE INDEMNITY CO SHS -A-	(1,478)	57	(4.0)
(10,555)	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP (DOING BU	(1,476)	(59)	(4.0)
(25,843)	AGREE REALTY CORP REGISTERED SHS	(1,463)	(16)	(4.0)
(11,698)	HOULIHAN LOKEY INC REGISTERED SHS -A-	(1,457)	(40)	(4.0)
(5,277)	RBC BEARINGS INC REGISTERED SHS	(1,385)	(39)	(3.8)
(144,329)	AMCOR PLC REGISTERED SHS	(1,368)	(20)	(3.7)
(2,497)	ROPER TECHNOLOGIES INC REGISTERED SHS	(1,367)	(31)	(3.7)
(6,841)	ASPEN TECHNOLOGY INC REGISTERED SHS	(1,333)	(123)	(3.7)
(854)	MARKEL GROUP INC REGISTERED SHS	(1,301)	4	(3.6)
(16,381)	PINNACLE FINANCIAL PARTNERS INC REGISTERED SHS	(1,301)	(103)	(3.6)
(14,302)	MACOM TECHNOLOGY SOLUTIONS HOLDINGS INC REGISTERED	(1,290)	(75)	(3.5)
(26,540)	WEBSTER FINANCIAL CORP (CONN) REGISTERED SHS	(1,275)	(70)	(3.5)
(15,753)	SOUTHSTATE CORPORATION REGISTERED SHS	(1,256)	(81)	(3.4)
(10,642)	CHURCHILL DOWNS INC REGISTERED SHS	(1,249)	(65)	(3.4)
(7,247)	SITEONE LANDSCAPE SUPPLY INC REGISTERED SHS	(1,232)	(30)	(3.4)
(6,048)	FIVE BELOW INC REGISTERED SHS	(1,219)	125	(3.3)
(5,798)	FTI CONSULTING INC REGISTERED SHS	(1,192)	(25)	(3.3)
(2,883)	BERKSHIRE HATHAWAY INC REGISTERED SHS -B-	(1,191)	(20)	(3.3)
(5,397)	MARKETAXESS HOLDING INC REGISTERED SHS	(1,179)	(2)	(3.2)
(7,753)	HEICO CORP REGISTERED SHS -A-	(1,165)	(26)	(3.2)
(22,169)	COMMERCE BANCSHARES INC REGISTERED SHS	(1,128)	(55)	(3.1)
(33,187)	PILGRIMS PRIDE CORP REGISTERED SHS	(1,118)	(19)	(3.1)
(6,429)	NOVANTA INC REGISTERED SHS	(1,114)	(7)	(3.1)
(16,045)	SMG FEB 2025	(1,103)	(107)	(3.0)
(7,475)	RLI CORP REGISTERED SHS	(1,098)	(11)	(3.0)
(6,023)	SPS COMMERCE INC REGISTERED SHS	(1,084)	(27)	(3.0)
(9,593)	GENERAC HOLDINGS INC REGISTERED SHS	(1,073)	(136)	(2.9)
(14,790)	CIVITAS RESOURCES INC REGISTERED SHS	(1,056)	(86)	(2.9)
(5,035)	LANCASTER COLONY CORP REGISTERED SHS	(998)	(50)	(2.7)
(20,741)	NOBLE CORPORATION PLC REGISTERED SHS -A-	(983)	(29)	(2.7)
(16,050)	MONSTER BEVERAGE CORP REGISTERED SHS	(970)	21	(2.7)
(15,207)	BOSTON PROPERTIES INC REGISTERED SHS	(952)	(54)	(2.6)
(27,715)	DUTCH BROS INC REGISTERED SHS -A-	(941)	28	(2.6)
(6,435)	CHART INDUSTRIES INC REGISTERED SHS	(919)	(139)	(2.5)
(26,605)	RANGE RESOURCES CORP REGISTERED SHS	(877)	(39)	(2.4)
(75,338)	NU HOLDINGS LIMITED REGISTERED SHS -A-	(875)	(29)	(2.4)
(7,680)	WEATHERFORD INTERNATIONAL PLC REGISTERED SHS	(867)	(17)	(2.4)
(503,123)	CHARGEPOINT HOLDINGS INC REGISTERED SHS -A-	(845)	(118)	(2.3)
(2,829)	RH REGISTERED SHS	(841)	(144)	(2.3)
(9,212)	IDACORP INC REGISTERED SHS	(836)	(18)	(2.3)
(16,933)	NOBLE CORPORATION PLC REGISTERED SHS -A-	(802)	(24)	(2.2)
(22,240)	VIPER ENERGY PARTNERS LP REGISTERED SHS	(797)	(57)	(2.2)
(43,474)	HOOD AUG 2025	(789)	(101)	(2.2)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Large Cap Growth Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(12,692)	PROSPERITY BANCSHARES INC REGISTERED SHS	$(769)	$(71)	(2.1)%
(10,808)	VAXCYTE INC REGISTERED SHS	(750)	13	(2.1)
(3,946)	MSA SAFETY INC REGISTERED SHS	(722)	(40)	(2.0)
(9,522)	EAST WEST BANCORP INC REGISTERED SHS	(716)	(36)	(2.0)
(8,861)	TKO GROUP HOLDINGS INC REGISTERED SHS -A-	(707)	(57)	(1.9)
(2,973)	APPFOLIO INC REGISTERED SHS -A-	(658)	(74)	(1.8)
(63,936)	ROIVANT SCIENCES LIMITED REGISTERED SHS	(648)	(24)	(1.8)
(1,602)	POOL CORP REGISTERED SHS	(640)	(7)	(1.8)
(5,512)	BRIGHT HORIZONS FAMILY SOLUTIONS REGISTERED SHS	(626)	(0)	(1.7)
(141,067)	PELOTON INTERACTIVE INC REGISTERED SHS -A-	(615)	11	(1.7)
(45,726)	HUNTINGTON BANCSHARES INC REGISTERED SHS	(597)	(47)	(1.6)
(4,767)	BLACKSTONE INC REGISTERED SHS	(596)	(29)	(1.6)
(5,569)	CROWN CASTLE INC REGISTERED SHS	(589)	(8)	(1.6)
(39,802)	SOTERA HEALTH COMPANY REGISTERED SHS	(578)	101	(1.6)
(18,013)	NEW FORTRESS ENERGY INC REGISTERED SHS -A-	(565)	26	(1.5)
(4,192)	AMERICAN FINANCIAL GROUP INC REGISTERED SHS	(563)	(9)	(1.5)
(18,853)	KEURIG DR PEPPER INC REGISTERED SHS	(544)	(37)	(1.5)
(15,721)	AFFIRM HOLDINGS INC REGISTERED SHS -A-	(530)	(79)	(1.5)
(2,834)	LANDSTAR SYSTEM INC REGISTERED SHS	(520)	(25)	(1.4)
(3,874)	MASIMO CORP REGISTERED SHS	(513)	(55)	(1.4)
(13,341)	KINETIK HOLDINGS INC REGISTERED SHS -A-	(499)	(32)	(1.4)
(1,897)	ACUITY BRANDS INC REGISTERED SHS	(490)	(18)	(1.3)
(3,672)	CROCS INC REGISTERED SHS	(471)	(56)	(1.3)
(3,242)	TAKE-TWO INTERACTIVE SOFTWARE INC REGISTERED SHS	(467)	(14)	(1.3)
(5,378)	TIMKEN CO REGISTERED SHS	(458)	(11)	(1.3)
(1,700)	CHARLES RIVER LABORATORIES INTERNATIONAL INC REGIS	(440)	(19)	(1.2)
(55)	NVR INC REGISTERED SHS	(423)	(22)	(1.2)
(2,942)	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP (DOING BU	(411)	(16)	(1.1)
(7,133)	W.P. CAREY INC REGISTERED REIT SHS	(399)	(9)	(1.1)
(6,185)	EXACT SCIENCES CORP REGISTERED SHS	(394)	(33)	(1.1)
(33,302)	CCC INTELLIGENT SOLUTIONS HOLDINGS INC REGISTERED	(393)	(5)	(1.1)
(2,826)	ENTEGRIS INC REGISTERED SHS	(384)	(18)	(1.1)
(2,975)	QUEST DIAGNOSTICS INC REGISTERED SHS	(382)	(14)	(1.0)
(1,544)	PRIMERICA INC REGISTERED SHS	(381)	(9)	(1.0)

Percentages are based on Net Assets of $1,471,318 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2024.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of March 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,414,751	–	–	1,414,751
U.S. Treasury Obligation	–	30,636	–	30,636
Cash Equivalent	21,161	–	–	21,161
Total Investments in Securities	1,435,912	30,636	–	1,466,548

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	73	–	–	73
OTC Swap
Total Return Swap*
Unrealized Appreciation	–	2,511	–	2,511
Total Other Financial Instruments	73	2,511	–	2,584

*	Futures contracts and Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$16,819	$257,815	$(253,473)	$—	$—	$21,161	$535	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Large Cap Index Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contract, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.4%

Communication Services — 8.4%
Alphabet Inc, Cl A *	137,960	$20,822
Alphabet Inc, Cl C *	116,475	17,735
AMC Entertainment Holdings Inc, Cl A *	5,063	19
AT&T Inc	165,701	2,916
Cable One Inc	138	58
Charter Communications Inc, Cl A *	2,372	689
Comcast Corp, Cl A	91,376	3,961
Electronic Arts Inc	6,206	823
Fox Corp, Cl A	5,831	182
Fox Corp, Cl B	3,100	89
Frontier Communications Parent Inc *	5,500	135
GCI Liberty Inc *	2,200	—
IAC Inc *	1,798	96
Interpublic Group of Cos Inc/The	8,800	287
Iridium Communications Inc	3,000	78
Liberty Broadband Corp, Cl A *	400	23
Liberty Broadband Corp, Cl C *	2,758	158
Liberty Media Corp-Liberty Formula One, Cl A *	500	29
Liberty Media Corp-Liberty Formula One, Cl C *	4,400	289
Liberty Media Corp-Liberty Live, Cl A *	521	22
Liberty Media Corp-Liberty Live, Cl C *	1,209	53
Liberty Media Corp-Liberty SiriusXM *	3,698	110
Liberty Media Corp-Liberty SiriusXM, Cl A *	1,700	51
Live Nation Entertainment Inc *	3,590	380
Madison Square Garden Sports Corp *	396	73
Match Group Inc *	6,299	229
Meta Platforms Inc, Cl A	51,374	24,946
Netflix Inc *	9,929	6,030
New York Times Co/The, Cl A	3,812	165
News Corp, Cl A	8,600	225
News Corp, Cl B	2,800	76

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Nexstar Media Group Inc, Cl A	800	$138
Omnicom Group Inc	4,526	438
Paramount Global, Cl A	219	5
Paramount Global, Cl B	13,753	162
Pinterest Inc, Cl A *	13,376	464
Playtika Holding Corp	637	5
ROBLOX Corp, Cl A *	11,000	420
Roku Inc, Cl A *	2,845	185
Sirius XM Holdings Inc (A)	16,018	62
Spotify Technology SA *	3,260	860
Take-Two Interactive Software Inc, Cl A *	3,804	565
TKO Group Holdings Inc, Cl A	1,400	121
T-Mobile US Inc	11,314	1,847
Trade Desk Inc/The, Cl A *	10,251	896
TripAdvisor Inc *	2,600	72
Verizon Communications Inc	97,679	4,099
Walt Disney Co/The	42,344	5,181
Warner Bros Discovery Inc *	50,220	438
ZoomInfo Technologies Inc, Cl A *	6,800	109

		96,816
Consumer Discretionary — 10.2%
ADT Inc	5,828	39
Advance Auto Parts Inc	1,417	121
Airbnb Inc, Cl A *	9,600	1,584
Amazon.com Inc, Cl A *	209,092	37,716
Aptiv PLC *	6,253	498
Aramark	5,991	195
AutoNation Inc *	694	115
AutoZone Inc *	403	1,270
Bath & Body Works Inc	5,200	260
Best Buy Co Inc	4,480	367
Birkenstock Holding *	700	33
Booking Holdings Inc	817	2,964
BorgWarner Inc	5,300	184
Boyd Gaming Corp	1,600	108
Bright Horizons Family Solutions Inc *	1,300	147
Brunswick Corp/DE	1,600	154
Burlington Stores Inc *	1,553	361
Caesars Entertainment Inc *	4,700	206
Capri Holdings Ltd *	2,500	113
CarMax Inc *	3,600	314
Carnival Corp *	22,627	370
Carter's Inc	900	76
Cava Group Inc *	1,100	77
Chipotle Mexican Grill Inc, Cl A *	629	1,828
Choice Hotels International Inc	728	92
Churchill Downs Inc	1,622	201
Columbia Sportswear Co	800	65
Coupang Inc, Cl A *	25,400	452
Crocs Inc *	1,400	201
Darden Restaurants Inc	2,799	468
Deckers Outdoor Corp *	601	566

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Dick's Sporting Goods Inc	1,392	$313
Domino's Pizza Inc	799	397
DoorDash Inc, Cl A *	7,164	987
DR Horton Inc	7,238	1,191
DraftKings Inc, Cl A *	9,500	431
eBay Inc	12,206	644
Etsy Inc *	2,804	193
Expedia Group Inc *	3,124	430
Five Below Inc *	1,283	233
Floor & Decor Holdings Inc, Cl A *	2,400	311
Ford Motor Co	90,885	1,207
GameStop Corp, Cl A *(A)	6,300	79
Gap Inc/The	4,600	127
Garmin Ltd	3,557	530
General Motors Co	26,649	1,209
Gentex Corp	5,335	193
Genuine Parts Co	3,276	508
Grand Canyon Education Inc *	700	95
H&R Block Inc	3,300	162
Harley-Davidson Inc, Cl A	3,000	131
Hasbro Inc	2,902	164
Hilton Worldwide Holdings Inc	5,784	1,234
Home Depot Inc/The	23,246	8,917
Hyatt Hotels Corp, Cl A	994	159
Kohl's Corp	2,625	76
Las Vegas Sands Corp	8,446	437
Lear Corp	1,294	187
Leggett & Platt Inc	3,200	61
Lennar Corp, Cl A	5,689	978
Lennar Corp, Cl B	350	54
Lithia Motors Inc, Cl A	630	190
LKQ Corp	6,088	325
Lowe's Cos Inc	13,426	3,420
Lucid Group Inc *(A)	17,500	50
Lululemon Athletica Inc *	2,548	995
Macy's Inc	6,400	128
Marriott International Inc/MD, Cl A	5,655	1,427
Marriott Vacations Worldwide Corp	900	97
Mattel Inc *	7,900	156
McDonald's Corp	16,961	4,782
MGM Resorts International *	6,453	305
Mister Car Wash Inc *	2,100	16
Mohawk Industries Inc *	1,232	161
Murphy USA Inc	445	187
Newell Brands Inc, Cl B	8,970	72
NIKE Inc, Cl B	27,544	2,589
Nordstrom Inc	2,500	51
Norwegian Cruise Line Holdings Ltd *	9,563	200
NVR Inc *	68	551
Ollie's Bargain Outlet Holdings Inc *	1,461	116
O'Reilly Automotive Inc *	1,350	1,524
Peloton Interactive Inc, Cl A *	7,927	34

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Penn Entertainment Inc *	3,300	$60
Penske Automotive Group Inc, Cl A	500	81
Petco Health & Wellness Co Inc, Cl A *	2,300	5
Phinia Inc	1,200	46
Planet Fitness Inc, Cl A *	2,000	125
Polaris Inc	1,231	123
Pool Corp	869	351
PulteGroup Inc	4,900	591
PVH Corp	1,349	190
QuantumScape Corp, Cl A *(A)	6,600	41
Ralph Lauren Corp, Cl A	884	166
RH *	353	123
Rivian Automotive Inc, Cl A *	15,000	164
Ross Stores Inc	7,744	1,136
Royal Caribbean Cruises Ltd *	5,423	754
Service Corp International/US	3,300	245
Skechers USA Inc, Cl A *	3,053	187
Starbucks Corp	26,101	2,385
Tapestry Inc	5,208	247
Tempur Sealy International Inc	3,900	222
Tesla Inc *	63,973	11,246
Texas Roadhouse Inc, Cl A	1,500	232
Thor Industries Inc	1,200	141
TJX Cos Inc/The	26,659	2,704
Toll Brothers Inc	2,500	323
TopBuild Corp *	758	334
Tractor Supply Co	2,501	655
Travel + Leisure Co	1,763	86
Ulta Beauty Inc *	1,130	591
Under Armour Inc, Cl A *	4,815	36
Under Armour Inc, Cl C *	4,500	32
Vail Resorts Inc	870	194
Valvoline Inc *	3,300	147
VF Corp	8,364	128
Victoria's Secret & Co *	1,766	34
Wayfair Inc, Cl A *	1,823	124
Wendy's Co/The	4,200	79
Whirlpool Corp	1,238	148
Williams-Sonoma Inc	1,500	476
Wingstop Inc, Cl A	700	256
Wyndham Hotels & Resorts Inc	1,863	143
Wynn Resorts Ltd	2,415	247
YETI Holdings Inc *	2,100	81
Yum! Brands Inc	6,509	902

		116,740
Consumer Staples — 5.6%
Albertsons Cos Inc, Cl A	9,400	202
Altria Group Inc	41,350	1,804
Archer-Daniels-Midland Co	12,388	778
BJ's Wholesale Club Holdings Inc *	3,000	227
Boston Beer Co Inc/The, Cl A *	240	73
Brown-Forman Corp, Cl A	1,240	66

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Brown-Forman Corp, Cl B	4,122	$213
Bunge Global SA	3,300	338
Campbell Soup Co	4,500	200
Casey's General Stores Inc	852	271
Celsius Holdings Inc *	3,300	274
Church & Dwight Co Inc	5,610	585
Clorox Co/The	2,871	440
Coca-Cola Co/The	90,394	5,530
Colgate-Palmolive Co	18,979	1,709
Conagra Brands Inc	10,849	322
Constellation Brands Inc, Cl A	3,786	1,029
Costco Wholesale Corp	10,264	7,520
Coty Inc, Cl A *	8,539	102
Darling Ingredients Inc *	3,623	169
Dollar General Corp	5,045	787
Dollar Tree Inc *	4,856	647
Estee Lauder Cos Inc/The, Cl A	5,280	814
Flowers Foods Inc	4,500	107
Freshpet Inc *	1,000	116
General Mills Inc	13,461	942
Grocery Outlet Holding Corp *	2,300	66
Hershey Co/The	3,442	669
Hormel Foods Corp	6,537	228
Ingredion Inc	1,510	176
J M Smucker Co/The	2,354	296
Kellanova	5,885	337
Kenvue Inc	40,254	864
Keurig Dr Pepper Inc	21,785	668
Kimberly-Clark Corp	7,790	1,008
Kraft Heinz Co/The	18,649	688
Kroger Co/The	15,088	862
Lamb Weston Holdings Inc	3,300	352
Maplebear Inc *	500	19
McCormick & Co Inc/MD	5,882	452
Molson Coors Beverage Co, Cl B	3,995	269
Mondelez International Inc, Cl A	31,446	2,201
Monster Beverage Corp *	17,278	1,024
Olaplex Holdings Inc *	3,500	7
PepsiCo Inc	31,930	5,588
Performance Food Group Co *	3,500	261
Philip Morris International Inc	35,963	3,295
Pilgrim's Pride Corp *	900	31
Post Holdings Inc *	1,207	128
Procter & Gamble Co/The	54,657	8,868
Reynolds Consumer Products Inc	1,200	34
Seaboard Corp	6	19
Spectrum Brands Holdings Inc	857	76
Sysco Corp, Cl A	11,763	955
Target Corp, Cl A	10,702	1,897
Tyson Foods Inc, Cl A	6,308	370
US Foods Holding Corp *	5,097	275
Walgreens Boots Alliance Inc	16,341	354

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Walmart Inc	99,413	$5,982
WK Kellogg Co	1,621	30

		63,614
Energy — 3.8%
Antero Midstream Corp	8,100	114
Antero Resources Corp *	6,400	186
APA Corp	6,900	237
Baker Hughes Co, Cl A	23,502	787
Cheniere Energy Inc	5,573	899
Chesapeake Energy Corp	2,900	258
Chevron Corp	39,899	6,294
ConocoPhillips	27,804	3,539
Coterra Energy Inc	17,014	474
Devon Energy Corp	14,661	736
Diamondback Energy Inc, Cl A	4,129	818
DT Midstream Inc	2,306	141
EOG Resources Inc	13,582	1,736
EQT Corp	8,167	303
Exxon Mobil Corp	92,771	10,784
Halliburton Co	20,845	822
Hess Corp	6,449	984
HF Sinclair Corp	3,700	223
Kinder Morgan Inc	45,434	833
Marathon Oil Corp	13,692	388
Marathon Petroleum Corp	8,512	1,715
New Fortress Energy Inc, Cl A	1,500	46
NOV Inc	9,300	182
Occidental Petroleum Corp	15,923	1,035
ONEOK Inc	13,461	1,079
Ovintiv Inc	5,800	301
Phillips 66	10,262	1,676
Pioneer Natural Resources Co	5,374	1,411
Range Resources Corp	5,500	189
Schlumberger NV, Cl A	32,975	1,807
Southwestern Energy Co *	24,800	188
Targa Resources Corp	5,100	571
TechnipFMC PLC	10,200	256
Texas Pacific Land Corp	447	259
Valero Energy Corp	7,874	1,344
Williams Cos Inc/The	28,173	1,098

		43,713
Financials — 13.5%
Affiliated Managers Group Inc	771	129
Affirm Holdings Inc, Cl A *	5,200	194
Aflac Inc	13,646	1,172
AGNC Investment Corp ‡	16,228	161
Allstate Corp/The	6,080	1,052
Ally Financial Inc	6,358	258
American Express Co	13,414	3,054
American Financial Group Inc/OH	1,643	224
American International Group Inc	16,503	1,290

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ameriprise Financial Inc	2,336	$1,024
Annaly Capital Management Inc ‡	11,193	220
Aon PLC, Cl A	4,647	1,551
Apollo Global Management Inc	12,047	1,355
Arch Capital Group Ltd *	8,189	757
Ares Management Corp, Cl A	3,800	505
Arthur J Gallagher & Co	5,005	1,251
Assurant Inc	1,200	226
Assured Guaranty Ltd	1,314	115
Axis Capital Holdings Ltd	1,823	119
Bank of America Corp	159,802	6,060
Bank of New York Mellon Corp/The	17,885	1,031
Bank OZK	2,600	118
Berkshire Hathaway Inc, Cl B *	42,520	17,880
BlackRock Inc	3,451	2,877
Blackstone Inc, Cl A	16,499	2,167
Block Inc, Cl A *	12,753	1,079
Blue Owl Capital Inc, Cl A	10,800	204
BOK Financial Corp	700	64
Brighthouse Financial Inc *	1,500	77
Brown & Brown Inc	5,400	473
Capital One Financial Corp	8,763	1,305
Carlyle Group Inc/The	4,800	225
Cboe Global Markets Inc	2,400	441
Charles Schwab Corp/The	34,327	2,483
Chubb Ltd	9,410	2,438
Cincinnati Financial Corp	3,500	435
Citigroup Inc	44,280	2,800
Citizens Financial Group Inc	10,559	383
CME Group Inc, Cl A	8,333	1,794
CNA Financial Corp	552	25
Coinbase Global Inc, Cl A *	4,000	1,060
Columbia Banking System Inc	4,966	96
Comerica Inc	3,053	168
Commerce Bancshares Inc/MO	2,665	142
Corebridge Financial Inc	5,000	144
Corpay Inc *	1,711	528
Credit Acceptance Corp, Cl A *	136	75
Cullen/Frost Bankers Inc	1,414	159
Discover Financial Services	5,771	757
East West Bancorp Inc	3,200	253
Equitable Holdings Inc	7,900	300
Euronet Worldwide Inc *	1,100	121
Evercore Inc, Cl A	783	151
Everest Group Ltd	1,016	404
Eversource Energy	8,098	484
FactSet Research Systems Inc	885	402
Fidelity National Financial Inc	5,910	314
Fidelity National Information Services Inc, Cl B	13,719	1,018
Fifth Third Bancorp	15,500	577
First American Financial Corp	2,400	147

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
First Citizens BancShares Inc/NC, Cl A	259	$423
First Hawaiian Inc	3,000	66
First Horizon Corp	13,200	203
Fiserv Inc, Cl A *	13,828	2,210
FNB Corp/PA	8,500	120
Franklin Resources Inc	6,900	194
Global Payments Inc	5,977	799
Globe Life Inc	2,001	233
Goldman Sachs Group Inc/The	7,340	3,066
Hanover Insurance Group Inc/The, Cl A	826	112
Hartford Financial Services Group Inc/The	6,759	697
Houlihan Lokey Inc, Cl A	1,200	154
Huntington Bancshares Inc/OH	32,738	457
Interactive Brokers Group Inc, Cl A	2,421	270
Intercontinental Exchange Inc	13,112	1,802
Invesco Ltd	8,762	145
Jack Henry & Associates Inc	1,694	294
Janus Henderson Group PLC	3,200	105
Jefferies Financial Group Inc	4,300	190
JPMorgan Chase & Co	66,936	13,407
Kemper Corp, Cl A	1,455	90
KeyCorp	21,188	335
Kinsale Capital Group Inc	500	262
KKR & Co Inc	15,400	1,549
Lazard Inc, Cl A	2,600	109
Lincoln National Corp	4,077	130
Loews Corp	4,189	328
LPL Financial Holdings Inc	1,792	473
M&T Bank Corp	3,777	549
Markel Group Inc *	300	456
MarketAxess Holdings Inc	875	192
Marsh & McLennan Cos Inc	11,495	2,368
Mastercard Inc, Cl A	19,236	9,263
MetLife Inc	14,715	1,091
MGIC Investment Corp	6,500	145
Moody's Corp	3,656	1,437
Morgan Stanley	27,162	2,558
Morningstar Inc, Cl A	600	185
MSCI Inc, Cl A	1,834	1,028
Nasdaq Inc, Cl A	7,800	492
NCR Atleos Corp *	1,511	30
New York Community Bancorp Inc	17,000	55
Northern Trust Corp	4,650	413
NU Holdings Ltd, Cl A *	54,200	647
Old Republic International Corp	5,900	181
OneMain Holdings Inc, Cl A	2,681	137
PayPal Holdings Inc *	25,420	1,703
Pinnacle Financial Partners Inc	1,800	155
PNC Financial Services Group Inc/The	9,256	1,496
Popular Inc	1,600	141
Primerica Inc	781	198
Principal Financial Group Inc, Cl A	5,534	478

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Progressive Corp/The	13,607	$2,814
Prosperity Bancshares Inc	2,100	138
Prudential Financial Inc	8,462	993
Raymond James Financial Inc	4,405	566
Regions Financial Corp	21,312	448
Reinsurance Group of America Inc, Cl A	1,524	294
RenaissanceRe Holdings Ltd	1,175	276
Rithm Capital Corp ‡	11,640	130
RLI Corp	900	134
Robinhood Markets Inc, Cl A *	15,200	306
Rocket Cos Inc, Cl A *	2,800	41
Ryan Specialty Holdings Inc, Cl A	2,200	122
S&P Global Inc	7,351	3,127
SEI Investments Co †	2,400	173
Shift4 Payments Inc, Cl A *	1,300	86
SLM Corp	5,340	116
SoFi Technologies Inc *(A)	21,100	154
Starwood Property Trust Inc ‡	7,100	144
State Street Corp	7,109	550
Stifel Financial Corp	2,200	172
Synchrony Financial	9,368	404
Synovus Financial Corp	3,400	136
T Rowe Price Group Inc	5,071	618
TFS Financial Corp	1,417	18
Toast Inc, Cl A *	8,600	214
TPG Inc, Cl A	1,500	67
Tradeweb Markets Inc, Cl A	2,600	271
Travelers Cos Inc/The	5,270	1,213
Truist Financial Corp	30,727	1,198
Unum Group	4,475	240
US Bancorp	36,080	1,613
UWM Holdings Corp	2,800	20
Virtu Financial Inc, Cl A	2,400	49
Visa Inc, Cl A	37,019	10,331
Voya Financial Inc	2,200	163
W R Berkley Corp	4,550	402
Webster Financial Corp	3,868	196
Wells Fargo & Co	83,515	4,841
Western Alliance Bancorp	2,400	154
Western Union Co/The	8,200	115
WEX Inc *	995	236
White Mountains Insurance Group Ltd	60	108
Willis Towers Watson PLC	2,404	661
Wintrust Financial Corp	1,400	146
XP Inc, Cl A	7,300	187
Zions Bancorp NA	3,500	152

		154,474
Health Care — 12.0%
10X Genomics Inc, Cl A *	2,198	82
Abbott Laboratories	40,233	4,573
AbbVie Inc	40,985	7,463
Acadia Healthcare Co Inc, Cl A *	2,000	158

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Agilent Technologies Inc	6,754	$983
agilon health Inc *	7,170	44
Align Technology Inc *	1,751	574
Alnylam Pharmaceuticals Inc *	2,927	437
Amedisys Inc *	800	74
Amgen Inc, Cl A	12,445	3,538
Apellis Pharmaceuticals Inc *	2,400	141
Avantor Inc *	15,320	392
Azenta Inc *	1,400	84
Baxter International Inc	11,565	494
Becton Dickinson & Co	6,709	1,660
Biogen Inc *	3,359	724
BioMarin Pharmaceutical Inc *	4,267	373
Bio-Rad Laboratories Inc, Cl A *	456	158
Bio-Techne Corp	3,496	246
Boston Scientific Corp *	33,838	2,318
Bristol-Myers Squibb Co	47,136	2,556
Bruker Corp	2,400	225
Cardinal Health Inc	5,700	638
Catalent Inc *	4,223	238
Cencora Inc, Cl A	3,895	946
Centene Corp *	12,381	972
Certara Inc *	3,100	55
Charles River Laboratories International Inc *	1,161	315
Chemed Corp	336	216
Cigna Group/The	6,750	2,452
Cooper Cos Inc/The	4,448	451
CVS Health Corp	29,608	2,362
Danaher Corp, Cl A	15,234	3,804
DaVita Inc *	1,200	166
DENTSPLY SIRONA Inc	5,000	166
Dexcom Inc *	8,972	1,244
Doximity Inc, Cl A *	2,900	78
Edwards Lifesciences Corp, Cl A *	13,947	1,333
Elanco Animal Health Inc *	11,077	180
Elevance Health Inc	5,532	2,869
Eli Lilly & Co	19,618	15,262
Encompass Health Corp	2,200	182
Enovis Corp *	1,266	79
Envista Holdings Corp *	4,000	86
Exact Sciences Corp *	4,100	283
Exelixis Inc *	7,400	176
Fortrea Holdings Inc *	2,001	80
GE HealthCare Technologies Inc	9,704	882
Gilead Sciences Inc	28,944	2,120
Globus Medical Inc, Cl A *	2,800	150
HCA Healthcare Inc	4,654	1,552
Henry Schein Inc *	2,947	223
Hologic Inc *	5,600	437
Humana Inc	2,904	1,007
ICON PLC ADR *	1,900	638

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ICU Medical Inc *	519	$56
IDEXX Laboratories Inc *	1,866	1,008
Illumina Inc *	3,628	498
Incyte Corp *	4,143	236
Inspire Medical Systems Inc *	700	150
Insulet Corp *	1,619	277
Integra LifeSciences Holdings Corp *	1,700	60
Intuitive Surgical Inc *	8,083	3,226
Ionis Pharmaceuticals Inc *	3,200	139
IQVIA Holdings Inc *	4,205	1,063
Jazz Pharmaceuticals PLC *	1,380	166
Johnson & Johnson	55,906	8,844
Laboratory Corp of America Holdings	2,001	437
Maravai LifeSciences Holdings Inc, Cl A *	3,000	26
Masimo Corp *	1,000	147
McKesson Corp	3,142	1,687
Medpace Holdings Inc *	500	202
Medtronic PLC	30,703	2,676
Merck & Co Inc	58,872	7,768
Mettler-Toledo International Inc *	520	692
Moderna Inc *	7,681	818
Molina Healthcare Inc *	1,295	532
Natera Inc *	2,500	229
Neurocrine Biosciences Inc *	2,184	301
Novocure Ltd *	2,675	42
Organon & Co	5,770	108
Penumbra Inc *	800	179
Perrigo Co PLC	3,193	103
Pfizer Inc	130,775	3,629
Premier Inc, Cl A	2,800	62
QIAGEN NV	5,035	216
Quest Diagnostics Inc	2,600	346
QuidelOrtho Corp *	1,300	62
R1 RCM Inc *	4,000	52
Regeneron Pharmaceuticals Inc *	2,349	2,261
Repligen Corp *	1,250	230
ResMed Inc	3,353	664
Revvity Inc	2,841	298
Roivant Sciences Ltd *	8,700	92
Royalty Pharma PLC, Cl A	8,400	255
Sarepta Therapeutics Inc *	2,100	272
Shockwave Medical Inc *	800	261
Sotera Health Co *	3,000	36
STERIS PLC	2,340	526
Stryker Corp	8,298	2,970
Tandem Diabetes Care Inc *	1,662	59
Teladoc Health Inc *	3,810	58
Teleflex Inc	1,139	258
Tenet Healthcare Corp *	2,300	242
Thermo Fisher Scientific Inc	8,947	5,200
Ultragenyx Pharmaceutical Inc *	1,700	79
United Therapeutics Corp *	1,072	246

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
UnitedHealth Group Inc	21,585	$10,678
Universal Health Services Inc, Cl B	1,375	251
Veeva Systems Inc, Cl A *	3,368	780
Vertex Pharmaceuticals Inc *	5,996	2,506
Viatris Inc, Cl W	27,230	325
Waters Corp *	1,399	482
West Pharmaceutical Services Inc	1,728	684
Zimmer Biomet Holdings Inc	4,822	636
Zoetis Inc, Cl A	10,725	1,815

		137,140
Industrials — 9.4%
3M Co	12,752	1,353
A O Smith Corp	2,800	251
Acuity Brands Inc	719	193
Advanced Drainage Systems Inc	1,600	276
AECOM	3,100	304
AGCO Corp	1,400	172
Air Lease Corp, Cl A	2,500	129
Alaska Air Group Inc *	3,000	129
Allegion plc	2,050	276
Allison Transmission Holdings Inc	2,000	162
American Airlines Group Inc *	14,672	225
AMETEK Inc	5,283	966
Armstrong World Industries Inc	1,000	124
Automatic Data Processing Inc	9,574	2,391
Avis Budget Group Inc	500	61
Axon Enterprise Inc *	1,643	514
AZEK Co Inc/The, Cl A *	3,300	166
Boeing Co/The *	13,138	2,536
Booz Allen Hamilton Holding Corp, Cl A	2,940	436
Broadridge Financial Solutions Inc	2,725	558
Builders FirstSource Inc *	2,900	605
BWX Technologies Inc	2,100	216
CACI International Inc, Cl A *	492	186
Carlisle Cos Inc	1,124	440
Carrier Global Corp	19,252	1,119
Caterpillar Inc, Cl A	11,867	4,348
CH Robinson Worldwide Inc	2,555	195
ChargePoint Holdings Inc *(A)	6,800	13
Cintas Corp	2,001	1,375
Clarivate PLC *	11,200	83
Clean Harbors Inc *	1,200	242
CNH Industrial NV	22,200	288
Concentrix Corp	1,000	66
Copart Inc *	19,856	1,150
Core & Main Inc, Cl A *	4,100	235
Crane Co	1,100	149
CSX Corp	45,700	1,694
Cummins Inc	3,018	889
Curtiss-Wright Corp	900	230
Dayforce Inc *	3,355	222
Deere & Co	5,962	2,449

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Delta Air Lines Inc, Cl A	14,921	$714
Donaldson Co Inc, Cl A	2,700	202
Dover Corp	3,251	576
Driven Brands Holdings Inc *	1,500	24
Dun & Bradstreet Holdings Inc	6,000	60
Eaton Corp PLC	9,211	2,880
EMCOR Group Inc	1,100	385
Emerson Electric Co	13,246	1,502
Equifax Inc	2,879	770
Esab Corp	1,366	151
Expeditors International of Washington Inc	3,400	413
Fastenal Co, Cl A	13,187	1,017
FedEx Corp	5,360	1,553
Ferguson PLC	4,700	1,027
Flowserve Corp	2,900	133
Fortive Corp	8,159	702
Fortune Brands Innovations Inc	2,861	242
FTI Consulting Inc *	752	158
Gates Industrial Corp PLC *	3,800	67
Generac Holdings Inc *	1,400	177
General Dynamics Corp	5,655	1,598
General Electric Co	25,114	4,408
Genpact Ltd	4,200	138
Graco Inc	3,800	355
GXO Logistics Inc *	2,633	142
Hayward Holdings Inc *	3,300	51
HEICO Corp	1,050	201
HEICO Corp, Cl A	1,900	293
Hertz Global Holdings Inc *	3,500	27
Hexcel Corp, Cl A	2,000	146
Honeywell International Inc	15,451	3,171
Howmet Aerospace Inc	8,800	602
Hubbell Inc, Cl B	1,205	500
Huntington Ingalls Industries Inc, Cl A	927	270
IDEX Corp	1,803	440
Illinois Tool Works Inc	6,989	1,875
Ingersoll Rand Inc	9,349	888
ITT Inc	1,948	265
Jacobs Solutions Inc	2,895	445
JB Hunt Transport Services Inc	1,910	381
Johnson Controls International PLC	15,726	1,027
KBR Inc	3,000	191
Kirby Corp *	1,400	133
Knight-Swift Transportation Holdings Inc, Cl A	3,527	194
L3Harris Technologies Inc	4,397	937
Landstar System Inc	792	153
Leidos Holdings Inc	3,100	406
Lennox International Inc	731	357
Lincoln Electric Holdings Inc	1,342	343
Lockheed Martin Corp	5,088	2,314
Lyft Inc, Cl A *	7,700	149

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ManpowerGroup Inc	1,188	$92
Masco Corp	5,100	402
MasTec Inc *	1,500	140
MDU Resources Group Inc	4,900	124
Mercury Systems Inc *	1,300	38
Middleby Corp/The *	1,239	199
MSA Safety Inc	858	166
MSC Industrial Direct Co Inc, Cl A	1,079	105
Nordson Corp	1,343	369
Norfolk Southern Corp	5,315	1,355
Northrop Grumman Corp	3,278	1,569
nVent Electric PLC	3,700	279
Old Dominion Freight Line Inc, Cl A	4,516	990
Oshkosh Corp	1,500	187
Otis Worldwide Corp	9,626	956
Owens Corning	2,060	344
PACCAR Inc	11,882	1,472
Parker-Hannifin Corp, Cl A	2,956	1,643
Paychex Inc	7,390	908
Paycom Software Inc	1,166	232
Paycor HCM Inc *	1,400	27
Paylocity Holding Corp *	935	161
Pentair PLC	3,700	316
Plug Power Inc *	13,800	48
Quanta Services Inc	3,300	857
RB Global Inc	4,190	319
RBC Bearings Inc *	700	189
Regal Rexnord Corp	1,500	270
Republic Services Inc	4,746	909
Robert Half Inc	2,300	182
Rockwell Automation Inc	2,649	772
Rollins Inc	5,800	268
RTX Corp	33,297	3,247
Ryder System Inc	1,000	120
Saia Inc *	600	351
Schneider National Inc, Cl B	1,500	34
Science Applications International Corp	1,200	157
Sensata Technologies Holding PLC	3,400	125
SiteOne Landscape Supply Inc *	1,052	184
Snap-on Inc	1,179	349
Southwest Airlines Co, Cl A	13,544	395
Spirit AeroSystems Holdings Inc, Cl A *	2,700	97
SS&C Technologies Holdings Inc	5,100	328
Stanley Black & Decker Inc	3,457	339
Stericycle Inc, Cl A *	2,200	116
Sunrun Inc *	4,709	62
Tetra Tech Inc	1,200	222
Textron Inc	4,538	435
Timken Co/The	1,400	122
Toro Co/The	2,400	220
Trane Technologies PLC	5,320	1,597
TransDigm Group Inc	1,213	1,494

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
TransUnion	4,400	$351
Trex Co Inc *	2,500	249
Uber Technologies Inc *	45,529	3,505
U-Haul Holding Co *	237	16
U-Haul Holding Co, Cl B	2,333	156
Union Pacific Corp	14,136	3,477
United Airlines Holdings Inc *	7,473	358
United Parcel Service Inc, Cl B	16,820	2,500
United Rentals Inc	1,543	1,113
Valmont Industries Inc	459	105
Veralto Corp	5,011	444
Verisk Analytics Inc, Cl A	3,349	790
Vertiv Holdings Co, Cl A	8,000	653
Vestis Corp	2,945	57
Waste Management Inc	9,450	2,014
Watsco Inc	776	335
WESCO International Inc	1,000	171
Westinghouse Air Brake Technologies Corp	4,166	607
WillScot Mobile Mini Holdings Corp, Cl A *	4,300	200
Woodward Inc	1,342	207
WW Grainger Inc	1,011	1,029
XPO Inc *	2,633	321
Xylem Inc/NY	5,438	703

		107,812
Information Technology — 27.5%
Accenture PLC, Cl A	14,679	5,088
Adobe Inc *	10,494	5,295
Advanced Micro Devices Inc *	37,223	6,718
Akamai Technologies Inc *	3,400	370
Allegro MicroSystems Inc *	1,800	49
Amdocs Ltd	2,700	244
Amphenol Corp, Cl A	13,532	1,561
Analog Devices Inc	11,537	2,282
ANSYS Inc *	1,975	686
Apple Inc	338,477	58,042
Applied Materials Inc	19,397	4,000
AppLovin Corp, Cl A *	4,800	332
Arista Networks Inc *	5,852	1,697
Arrow Electronics Inc, Cl A *	1,231	159
Aspen Technology Inc *	631	135
Atlassian Corp, Cl A *	3,643	711
Autodesk Inc, Cl A *	4,982	1,297
Avnet Inc	2,100	104
Bentley Systems Inc, Cl B	4,400	230
BILL Holdings Inc *	2,441	168
Broadcom Inc	10,000	13,254
Cadence Design Systems Inc *	6,302	1,962
CCC Intelligent Solutions Holdings Inc *	7,800	93
CDW Corp/DE	3,145	804
Ciena Corp *	3,500	173
Cirrus Logic Inc *	1,300	120
Cisco Systems Inc	94,181	4,701

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cloudflare Inc, Cl A *	6,800	$658
Cognex Corp	4,100	174
Cognizant Technology Solutions Corp, Cl A	11,761	862
Coherent Corp *	2,885	175
Confluent Inc, Cl A *	4,200	128
Corning Inc, Cl B	17,614	581
Crane NXT Co	1,100	68
Crowdstrike Holdings Inc, Cl A *	4,986	1,598
Datadog Inc, Cl A *	6,500	803
DocuSign Inc, Cl A *	4,620	275
Dolby Laboratories Inc, Cl A	1,353	113
DoubleVerify Holdings Inc *	3,300	116
Dropbox Inc, Cl A *	5,800	141
DXC Technology Co *	4,581	97
Dynatrace Inc *	6,000	279
Elastic NV *	1,800	180
Enphase Energy Inc *	3,040	368
Entegris Inc	3,400	478
EPAM Systems Inc *	1,292	357
F5 Inc, Cl A *	1,381	262
Fair Isaac Corp *	555	694
First Solar Inc *	2,500	422
Five9 Inc *	1,700	106
Fortinet Inc *	15,235	1,041
Gartner Inc *	1,757	838
Gen Digital Inc	12,601	282
Gitlab Inc, Cl A *	2,100	122
GLOBALFOUNDRIES Inc *	1,900	99
Globant SA *	953	192
GoDaddy Inc, Cl A *	3,325	395
Guidewire Software Inc, Cl Z *	1,882	220
HashiCorp Inc, Cl A *	2,400	65
Hewlett Packard Enterprise Co	30,107	534
HP Inc	20,001	604
HubSpot Inc *	1,071	671
Informatica Inc, Cl A *	900	31
Intel Corp	97,976	4,328
International Business Machines Corp	21,037	4,017
Intuit Inc	6,349	4,127
IPG Photonics Corp *	672	61
Jabil Inc	2,900	388
Juniper Networks Inc	7,200	267
Keysight Technologies Inc *	4,132	646
KLA Corp	3,141	2,194
Kyndryl Holdings Inc *	5,177	113
Lam Research Corp	3,014	2,928
Lattice Semiconductor Corp *	3,100	243
Littelfuse Inc	600	145
Lumentum Holdings Inc *	1,600	76
Manhattan Associates Inc *	1,405	352
Marvell Technology Inc	19,759	1,401
Microchip Technology Inc	12,450	1,117

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Micron Technology Inc	25,273	$2,979
Microsoft Corp	172,675	72,648
MKS Instruments Inc	1,500	199
MongoDB Inc, Cl A *	1,564	561
Monolithic Power Systems Inc	1,084	734
Motorola Solutions Inc	3,864	1,372
nCino inc *	1,600	60
NCR Voyix Corp *	3,023	38
NetApp Inc	4,800	504
Nutanix Inc, Cl A *	5,559	343
NVIDIA Corp	55,120	49,804
Okta Inc, Cl A *	3,516	368
ON Semiconductor Corp *	9,957	732
Oracle Corp, Cl B	35,793	4,496
Palantir Technologies Inc, Cl A *	44,720	1,029
Palo Alto Networks Inc *	7,123	2,024
Pegasystems Inc	900	58
Procore Technologies Inc *	1,900	156
PTC Inc *	2,665	504
Pure Storage Inc, Cl A *	6,500	338
Qorvo Inc *	2,224	255
QUALCOMM Inc	25,857	4,378
RingCentral Inc, Cl A *	2,155	75
Roper Technologies Inc	2,417	1,356
Salesforce Inc	21,704	6,537
SentinelOne Inc, Cl A *	5,500	128
ServiceNow Inc *	4,764	3,632
Skyworks Solutions Inc	3,626	393
Smartsheet Inc, Cl A *	3,000	115
Snowflake Inc, Cl A *	7,300	1,180
Synopsys Inc *	3,567	2,039
TD SYNNEX Corp	1,300	147
Teledyne Technologies Inc *	1,094	470
Teradata Corp *	2,397	93
Teradyne Inc	3,554	401
Texas Instruments Inc	21,057	3,668
Trimble Inc *	5,600	360
Twilio Inc, Cl A *	3,858	236
Tyler Technologies Inc *	960	408
Ubiquiti Inc	69	8
UiPath Inc, Cl A *	8,600	195
Unity Software Inc *	6,553	175
Universal Display Corp	1,042	176
VeriSign Inc *	2,048	388
Viasat Inc *	2,900	52
Vontier Corp	3,463	157
Western Digital Corp *	7,392	504
Wolfspeed Inc *	2,930	86
Workday Inc, Cl A *	4,654	1,269
Zebra Technologies Corp, Cl A *	1,184	357
Zoom Video Communications Inc, Cl A *	6,000	392

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Zscaler Inc *	2,064	$398

		315,682
Materials — 2.5%
Air Products and Chemicals Inc	5,185	1,256
Albemarle Corp	2,720	358
Alcoa Corp	4,000	135
Amcor PLC	32,700	311
AptarGroup Inc	1,500	216
Ardagh Metal Packaging SA	5,550	19
Ashland Inc	1,100	107
Avery Dennison Corp	1,866	417
Axalta Coating Systems Ltd *	5,000	172
Ball Corp	7,035	474
Berry Global Group Inc	2,677	162
Celanese Corp, Cl A	2,238	385
CF Industries Holdings Inc	4,437	369
Chemours Co/The	3,600	95
Cleveland-Cliffs Inc *	11,300	257
Corteva Inc	16,534	954
Crown Holdings Inc	2,500	198
Dow Inc	16,375	949
DuPont de Nemours Inc	9,938	762
Eagle Materials Inc	759	206
Eastman Chemical Co	2,732	274
Ecolab Inc	5,788	1,336
Element Solutions Inc	5,000	125
FMC Corp	2,810	179
Freeport-McMoRan Inc, Cl B	33,102	1,556
Ginkgo Bioworks Holdings Inc *(A)	34,200	40
Graphic Packaging Holding Co	7,200	210
Huntsman Corp	4,005	104
International Flavors & Fragrances Inc	5,969	513
International Paper Co	7,891	308
Linde PLC	11,300	5,247
Louisiana-Pacific Corp	1,400	117
LyondellBasell Industries NV, Cl A	5,961	610
Martin Marietta Materials Inc, Cl A	1,416	869
Mosaic Co/The	7,800	253
MP Materials Corp *	2,400	34
NewMarket Corp	182	116
Newmont Corp	26,755	959
Nucor Corp	5,741	1,136
Olin Corp	2,900	171
Packaging Corp of America	2,064	392
PPG Industries Inc	5,388	781
Reliance Inc	1,329	444
Royal Gold Inc, Cl A	1,547	188
RPM International Inc	2,900	345
Scotts Miracle-Gro Co/The, Cl A	877	65
Sealed Air Corp	3,400	126
Sherwin-Williams Co/The, Cl A	5,542	1,925
Silgan Holdings Inc	2,030	99

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Sonoco Products Co	2,200	$127
Southern Copper Corp	1,900	202
SSR Mining Inc	5,300	24
Steel Dynamics Inc	3,549	526
United States Steel Corp	5,000	204
Vulcan Materials Co	3,039	829
Westlake Corp	732	112
Westrock Co	5,800	287

		28,635
Real Estate — 2.5%
Agree Realty Corp ‡	2,300	131
Alexandria Real Estate Equities Inc ‡	3,948	509
American Homes 4 Rent, Cl A ‡	7,600	280
American Tower Corp, Cl A ‡	10,784	2,131
Americold Realty Trust Inc ‡	6,400	159
Apartment Income REIT Corp ‡	3,365	109
AvalonBay Communities Inc ‡	3,259	605
Boston Properties Inc ‡	3,562	233
Brixmor Property Group Inc ‡	7,000	164
Camden Property Trust ‡	2,369	233
CBRE Group Inc, Cl A *	7,000	681
CoStar Group Inc *	9,400	908
Cousins Properties Inc ‡	3,600	87
Crown Castle Inc ‡	10,036	1,062
CubeSmart ‡	5,100	231
Digital Realty Trust Inc, Cl A ‡	6,973	1,004
EastGroup Properties Inc ‡	1,100	198
EPR Properties, Cl A ‡	1,700	72
Equinix Inc ‡	2,172	1,793
Equity LifeStyle Properties Inc ‡	4,000	258
Equity Residential ‡	8,683	548
Essex Property Trust Inc ‡	1,517	371
Extra Space Storage Inc ‡	4,865	715
Federal Realty Investment Trust ‡	1,846	189
First Industrial Realty Trust Inc ‡	3,100	163
Gaming and Leisure Properties Inc ‡	5,810	268
Healthcare Realty Trust Inc, Cl A ‡	8,600	122
Healthpeak Properties Inc ‡	16,470	309
Highwoods Properties Inc ‡	2,378	62
Host Hotels & Resorts Inc ‡	16,102	333
Howard Hughes Holdings Inc *	763	55
Invitation Homes Inc ‡	14,200	506
Iron Mountain Inc ‡	6,600	529
Jones Lang LaSalle Inc *	1,103	215
Kilroy Realty Corp ‡	2,800	102
Kimco Realty Corp ‡	14,905	292
Lamar Advertising Co, Cl A ‡	2,000	239
Medical Properties Trust Inc ‡(A)	13,835	65
Mid-America Apartment Communities Inc ‡	2,700	355
National Storage Affiliates Trust ‡	2,000	78
NET Lease Office Properties ‡	355	8
NNN REIT Inc ‡	4,100	175

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Omega Healthcare Investors Inc ‡	5,645	$179
Park Hotels & Resorts Inc ‡	5,100	89
Prologis Inc ‡	21,412	2,788
Public Storage ‡	3,656	1,060
Rayonier Inc ‡	3,500	116
Realty Income Corp ‡	19,313	1,045
Regency Centers Corp ‡	4,100	248
Rexford Industrial Realty Inc ‡	4,900	246
SBA Communications Corp, Cl A ‡	2,537	550
Simon Property Group Inc ‡	7,535	1,179
STAG Industrial Inc ‡	4,100	158
Sun Communities Inc ‡	2,883	371
UDR Inc ‡	7,400	277
Ventas Inc ‡	9,090	396
VICI Properties Inc, Cl A ‡	23,994	715
Vornado Realty Trust ‡	4,200	121
Welltower Inc ‡	12,800	1,196
Weyerhaeuser Co ‡	16,997	610
WP Carey Inc ‡	4,990	282
Zillow Group Inc, Cl A *	1,200	57
Zillow Group Inc, Cl C *	3,500	171

		28,401
Utilities — 2.0%
AES Corp/The	15,200	273
Alliant Energy Corp	5,721	288
Ameren Corp	6,125	453
American Electric Power Co Inc	12,229	1,053
American Water Works Co Inc	4,465	546
Atmos Energy Corp	3,466	412
Avangrid Inc	1,600	58
Brookfield Renewable Corp, Cl A	3,100	76
CenterPoint Energy Inc	14,355	409
Clearway Energy Inc, Cl A	900	19
Clearway Energy Inc, Cl C	2,100	48
CMS Energy Corp	6,610	399
Consolidated Edison Inc	8,079	734
Constellation Energy Corp	7,413	1,370
Dominion Energy Inc	19,402	954
DTE Energy Co	4,713	528
Duke Energy Corp	17,812	1,723
Edison International	8,649	612
Entergy Corp	4,889	517
Essential Utilities Inc	5,900	219
Evergy Inc	5,017	268
Exelon Corp	23,039	866
FirstEnergy Corp	12,400	479
Hawaiian Electric Industries Inc	2,800	32
IDACORP Inc, Cl A	1,200	111
National Fuel Gas Co	2,100	113
NextEra Energy Inc	47,555	3,039
NiSource Inc	9,400	260
NRG Energy Inc	5,200	352

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Large Cap Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
OGE Energy Corp	4,500	$154
PG&E Corp	47,206	791
Pinnacle West Capital Corp	2,600	194
PPL Corp	16,803	463
Public Service Enterprise Group Inc	11,504	768
Sempra	14,562	1,046
Southern Co/The	25,262	1,812
UGI Corp	5,030	123
Vistra Corp	8,469	590
WEC Energy Group Inc	7,284	598
Xcel Energy Inc	12,590	677

		23,427
Total Common Stock
(Cost $605,495) ($ Thousands)		1,116,454

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
5.340% **†(B)	532,947	$531

Total Affiliated Partnership
(Cost $533) ($ Thousands)		531

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Institutional Class
5.130%**†	28,152,467	28,152
Total Cash Equivalent
(Cost $28,152) ($ Thousands)		28,152
Total Investments in Securities — 99.9%
(Cost $634,180) ($ Thousands)		$1,145,137

A list of the open futures contracts held by the Fund at March 31, 2024 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	89	Jun-2024	$23,106	$23,623	$517
S&P Mid Cap 400 Index E-MINI	20	Jun-2024	5,951	6,155	204
			$29,057	$29,778	$721

Percentages are based on Net Assets of $1,146,360 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2024.
(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of March 31, 2024 was $531 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,116,454	–	–	1,116,454
Affiliated Partnership	–	531	–	531
Cash Equivalent	28,152	–	–	28,152
Total Investments in Securities	1,144,606	531	–	1,145,137

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	721	–	–	721
Total Other Financial Instruments	721	–	–	721

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2024	Income	Capital Gains
SEI Investments Co	$151	$—	$(6)	$(1)	$29	$173	$1	$—
SEI Liquidity Fund, LP	567	867	(903)	—	—	531	15	—
SEI Daily Income Trust, Government Fund, Institutional Class	32,499	80,993	(85,340)	—	—	28,152	647	—
Totals	$33,217	$81,860	$(86,249)	$(1)	$29	$28,856	$663	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Tax-Managed Large Cap Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.5%

Communication Services — 6.7%
Alphabet Inc, Cl A *	522,924	$78,925
Alphabet Inc, Cl C *	456,960	69,577
AT&T Inc	746,091	13,131
Charter Communications Inc, Cl A *	12,696	3,690
Comcast Corp, Cl A	240,091	10,408
Electronic Arts Inc	44,812	5,945
Meta Platforms Inc, Cl A	111,272	54,031
Nexstar Media Group Inc, Cl A	14,442	2,488
Omnicom Group Inc	76,231	7,376
Sirius XM Holdings Inc (A)	752,237	2,919
TEGNA Inc	66,265	990
Verizon Communications Inc	97,068	4,073
Walt Disney Co/The	266,981	32,668
Warner Bros Discovery Inc *	14,202	124

		286,345
Consumer Discretionary — 10.9%
Amazon.com Inc, Cl A *	368,960	66,553
AutoZone Inc *	16,513	52,043
Best Buy Co Inc	85,787	7,037
Booking Holdings Inc	2,537	9,204
BorgWarner Inc	89,239	3,100
Brinker International Inc *	141,821	7,046
Darden Restaurants Inc	3,127	523
Dick's Sporting Goods Inc	94,331	21,211
Domino's Pizza Inc	16,892	8,393
DR Horton Inc	16,198	2,665
eBay Inc	127,055	6,706
Foot Locker Inc, Cl A	164,494	4,688
General Motors Co	179,947	8,161
Genuine Parts Co	79,642	12,339
Goodyear Tire & Rubber Co/The *	406,438	5,580

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Grand Canyon Education Inc *	9,300	$1,267
Harley-Davidson Inc, Cl A	88,020	3,850
Home Depot Inc/The	28,380	10,886
Lear Corp	45,049	6,527
Lowe's Cos Inc	320,236	81,574
Magna International Inc, Cl A	19,822	1,080
NIKE Inc, Cl B	357,743	33,621
O'Reilly Automotive Inc *	1,906	2,152
Phinia Inc	17,847	686
PulteGroup Inc	251,522	30,338
PVH Corp	35,794	5,033
Ross Stores Inc	48,881	7,174
Royal Caribbean Cruises Ltd *	51,128	7,107
Starbucks Corp	68,046	6,219
TJX Cos Inc/The	374,562	37,988
TopBuild Corp *	16,986	7,486
Whirlpool Corp	66,069	7,904

		466,141
Consumer Staples — 6.2%
Altria Group Inc	246,529	10,754
Archer-Daniels-Midland Co	50,878	3,196
Coca-Cola Co/The	123,765	7,572
Conagra Brands Inc	258,149	7,651
Constellation Brands Inc, Cl A	10,975	2,983
Costco Wholesale Corp	9,292	6,808
Dollar General Corp	45,559	7,110
Estee Lauder Cos Inc/The, Cl A	35,000	5,395
Hershey Co/The	26,426	5,140
Ingredion Inc	26,094	3,049
Kimberly-Clark Corp	41,873	5,416
Kraft Heinz Co/The	115,076	4,246
Kroger Co/The	798,798	45,635
Lamb Weston Holdings Inc	16,377	1,745
Molson Coors Beverage Co, Cl B	246,452	16,574
Mondelez International Inc, Cl A	24,475	1,713
Monster Beverage Corp *	27,454	1,627
PepsiCo Inc	208,587	36,505
Philip Morris International Inc	269,916	24,730
Procter & Gamble Co/The	233,806	37,935
Target Corp, Cl A	53,833	9,540
Tyson Foods Inc, Cl A	253,116	14,865
Walmart Inc	127,956	7,699

		267,888
Energy — 4.2%
Canadian Natural Resources Ltd	247,006	18,851
Chevron Corp	178,499	28,156
ConocoPhillips	179,580	22,857
Devon Energy Corp	357,504	17,940
Exxon Mobil Corp	129,439	15,046
HF Sinclair Corp	40,846	2,466
Marathon Petroleum Corp	152,241	30,677

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Phillips 66	95,701	$15,632
Valero Energy Corp	163,189	27,855

		179,480
Financials — 16.2%
Aflac Inc	136,144	11,689
Allstate Corp/The	49,660	8,592
American Financial Group Inc/OH	11,100	1,515
Ameriprise Financial Inc	82,444	36,147
Assurant Inc	33,412	6,289
Assured Guaranty Ltd	31,872	2,781
Bank of America Corp	1,369,018	51,913
Berkshire Hathaway Inc, Cl B *	93,247	39,212
Capital One Financial Corp	43,778	6,518
Chubb Ltd	5,209	1,350
Citigroup Inc	289,630	18,316
CME Group Inc, Cl A	77,815	16,753
Discover Financial Services	126,480	16,580
Everest Group Ltd	38,172	15,173
FactSet Research Systems Inc	7,277	3,307
Fifth Third Bancorp	492,899	18,341
Goldman Sachs Group Inc/The	21,644	9,040
Hartford Financial Services Group Inc/The	66,936	6,898
Intercontinental Exchange Inc	50,750	6,975
JPMorgan Chase & Co	412,282	82,580
KKR & Co Inc	72,133	7,255
Marsh & McLennan Cos Inc	34,088	7,021
Mastercard Inc, Cl A	117,450	56,560
Moody's Corp	164,081	64,489
Morgan Stanley	311,935	29,372
MSCI Inc, Cl A	64,006	35,872
Navient Corp	263,511	4,585
PNC Financial Services Group Inc/The	36,433	5,888
Popular Inc	93,782	8,261
Progressive Corp/The	4,956	1,025
Prudential Financial Inc	17,700	2,078
Regions Financial Corp	507,300	10,674
S&P Global Inc	15,324	6,520
Travelers Cos Inc/The	118,288	27,223
Truist Financial Corp	28,769	1,121
Visa Inc, Cl A	182,933	51,053
Voya Financial Inc	152,795	11,295
Wells Fargo & Co	92,870	5,383

		695,644
Health Care — 13.7%
Abbott Laboratories	84,496	9,604
AbbVie Inc	92,048	16,762
Amgen Inc, Cl A	120,417	34,237
AstraZeneca PLC ADR	99,185	6,720
Becton Dickinson & Co	113,758	28,149
Biogen Inc *	23,794	5,131
Bristol-Myers Squibb Co	100,000	5,423

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cardinal Health Inc	36,074	$4,037
Cencora Inc, Cl A	137,635	33,444
Centene Corp *	19,739	1,549
Cigna Group/The	27,340	9,929
CVS Health Corp	205,055	16,355
Danaher Corp, Cl A	27,463	6,858
Edwards Lifesciences Corp, Cl A *	61,914	5,916
Elevance Health Inc	10,844	5,623
Eli Lilly & Co	17,885	13,914
Gilead Sciences Inc	120,443	8,822
HCA Healthcare Inc	109,165	36,410
Humana Inc	11,818	4,097
IDEXX Laboratories Inc *	12,340	6,663
Intuitive Surgical Inc *	21,300	8,501
Johnson & Johnson	497,850	78,755
McKesson Corp	12,923	6,938
Medtronic PLC	35,661	3,108
Merck & Co Inc	563,613	74,369
Mettler-Toledo International Inc *	28,371	37,770
Novartis AG ADR	32,225	3,117
Novo Nordisk A/S ADR	54,725	7,027
Organon & Co	761,962	14,325
Pfizer Inc	706,138	19,595
Sandoz Group ADR *	6,445	194
United Therapeutics Corp *	22,931	5,268
UnitedHealth Group Inc	120,227	59,476
Veeva Systems Inc, Cl A *	4,706	1,090
Vertex Pharmaceuticals Inc *	2,576	1,077
Viatris Inc, Cl W	359,688	4,295
Zoetis Inc, Cl A	33,352	5,643

		590,191
Industrials — 10.2%
AerCap Holdings NV *	20,386	1,772
AGCO Corp	52,600	6,471
Alaska Air Group Inc *	21,775	936
Carlisle Cos Inc	6,137	2,405
Carrier Global Corp	357,041	20,755
Caterpillar Inc, Cl A	25,261	9,256
Chart Industries Inc *	29,522	4,863
Cummins Inc	8,214	2,420
Deere & Co	14,637	6,012
Delta Air Lines Inc, Cl A	128,832	6,167
Eaton Corp PLC	27,035	8,453
FedEx Corp	20,626	5,976
Fortive Corp	67,655	5,820
Graco Inc	542,313	50,685
GXO Logistics Inc *	266,043	14,302
Huntington Ingalls Industries Inc, Cl A	41,706	12,156
Illinois Tool Works Inc	47,481	12,741
Johnson Controls International PLC	490,100	32,013
L3Harris Technologies Inc	25,220	5,374
Lockheed Martin Corp	15,688	7,136

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ManpowerGroup Inc	127,792	$9,922
Middleby Corp/The *	100,000	16,079
Northrop Grumman Corp	12,855	6,153
Oshkosh Corp	61,954	7,726
PACCAR Inc	59,000	7,310
Robert Half Inc	51,320	4,069
Rollins Inc	48,391	2,239
RTX Corp	247,761	24,164
Siemens AG ADR	170,436	16,265
Southwest Airlines Co, Cl A	86,460	2,524
SPX Technologies Inc *	62,254	7,665
Textron Inc	190,528	18,277
Timken Co/The	112,333	9,821
TransDigm Group Inc	27,487	33,853
United Airlines Holdings Inc *	21,156	1,013
Veralto Corp	32,335	2,867
Waste Management Inc	18,232	3,886
WW Grainger Inc	45,652	46,442

		435,988
Information Technology — 23.4%
Adobe Inc *	132,564	66,892
Amphenol Corp, Cl A	104,624	12,068
Analog Devices Inc	123,654	24,457
Apple Inc	800,024	137,188
Applied Materials Inc	148,944	30,717
Arista Networks Inc *	85,796	24,879
Broadcom Inc	27,392	36,306
Cadence Design Systems Inc *	10,238	3,187
Cisco Systems Inc	488,328	24,372
Cognizant Technology Solutions Corp, Cl A	8,912	653
Corning Inc, Cl B	177,573	5,853
Dropbox Inc, Cl A *	357,035	8,676
Fair Isaac Corp *	6,327	7,906
Hewlett Packard Enterprise Co	294,388	5,219
HP Inc	447,766	13,531
Intel Corp	334,938	14,794
International Business Machines Corp	6,932	1,324
Intuit Inc	91,995	59,797
Juniper Networks Inc	7,046	261
Keysight Technologies Inc *	96,705	15,123
Lam Research Corp	6,981	6,783
Marvell Technology Inc	74,923	5,311
Microchip Technology Inc	496,362	44,529
Micron Technology Inc	156,515	18,452
Microsoft Corp	486,353	204,618
Motorola Solutions Inc	21,424	7,605
NetApp Inc	45,929	4,821
NVIDIA Corp	23,859	21,558
Oracle Corp, Cl B	453,993	57,026
QUALCOMM Inc	67,431	11,416
Roper Technologies Inc	51,458	28,860
Salesforce Inc	55,295	16,654

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SAP SE ADR (A)	157,922	$30,800
Seagate Technology Holdings PLC	72,578	6,753
ServiceNow Inc *	8,865	6,759
Texas Instruments Inc	44,297	7,717
VeriSign Inc *	91,384	17,318
Vishay Intertechnology Inc	436,245	9,894
Western Digital Corp *	33,750	2,303

		1,002,380
Materials — 5.0%
Cabot Corp	81,410	7,506
Celanese Corp, Cl A	28,298	4,863
Corteva Inc	64,004	3,691
Dow Inc	162,912	9,438
DuPont de Nemours Inc	37,261	2,857
Eastman Chemical Co	135,211	13,551
Ecolab Inc	30,841	7,121
Huntsman Corp	278,086	7,239
Ingevity Corp *	14,131	674
Linde PLC	123,959	57,557
LyondellBasell Industries NV, Cl A	74,826	7,653
O-I Glass Inc, Cl I *	451,358	7,488
Reliance Inc	11,055	3,694
Sherwin-Williams Co/The, Cl A	160,019	55,579
Steel Dynamics Inc	152,103	22,546
Sylvamo Corp	12,276	758
Westrock Co	27,405	1,355

		213,570
Real Estate — 1.5%
American Tower Corp, Cl A ‡	101,757	20,106
Brandywine Realty Trust ‡	24,300	117
CBRE Group Inc, Cl A *	41,173	4,004
Crown Castle Inc ‡	34,157	3,615
Equinix Inc ‡	1,986	1,639
Healthpeak Properties Inc ‡	629,400	11,801
Invitation Homes Inc ‡	28,203	1,004
Omega Healthcare Investors Inc ‡	48,451	1,534
Public Storage ‡	4,106	1,191
Sabra Health Care REIT Inc ‡	246,508	3,641
SBA Communications Corp, Cl A ‡	18,373	3,981
Service Properties Trust ‡	643,756	4,365
Welltower Inc ‡	70,223	6,562

		63,560
Utilities — 1.5%
Ameren Corp	64,109	4,741
American Electric Power Co Inc	57,553	4,955
Constellation Energy Corp	37,812	6,990
Duke Energy Corp	77,340	7,480
Edison International	100,625	7,117
Exelon Corp	132,096	4,963
NextEra Energy Inc	127,278	8,134
NRG Energy Inc	264,927	17,933

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vistra Corp	40,284	$2,806

		65,119
Total Common Stock
(Cost $1,174,398) ($ Thousands)		4,266,306

AFFILIATED PARTNERSHIP — 0.8%
SEI Liquidity Fund, LP
5.340% **†(B)	34,824,286	34,830

Total Affiliated Partnership
(Cost $34,831) ($ Thousands)		34,830

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Institutional Class
5.130%**†	22,292,992	$22,293
Total Cash Equivalent
(Cost $22,293) ($ Thousands)		22,293
Total Investments in Securities — 100.8%
(Cost $1,231,522) ($ Thousands)		$4,323,429

A list of the open futures contracts held by the Fund at March 31, 2024 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	45	Jun-2024	$11,780	$11,944	$164
S&P Mid Cap 400 Index E-MINI	12	Jun-2024	3,589	3,693	104
			$15,369	$15,637	$268

Percentages are based on Net Assets of $4,290,307 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2024.
(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of March 31, 2024 was $34,830 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	4,266,306	–	–	4,266,306
Affiliated Partnership	–	34,830	–	34,830
Cash Equivalent	22,293	–	–	22,293
Total Investments in Securities	4,288,599	34,830	–	4,323,429

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	268	–	–	268
Total Other Financial Instruments	268	–	–	268

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Tax-Managed Large Cap Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$3,657	$86,965	$(55,765)	$(4)	$(23)	$34,830	$326	$—
SEI Daily Income Trust, Government Fund, Institutional Class	26,387	355,493	(359,587)	—	—	22,293	543	—
Totals	$30,044	$442,458	$(415,352)	$(4)	$(23)	$57,123	$869	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

S&P 500 Index Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.8%

Communication Services — 8.8%
Alphabet Inc, Cl A *	134,490	$20,299
Alphabet Inc, Cl C *	112,555	17,138
AT&T Inc	162,717	2,864
Charter Communications Inc, Cl A *	2,332	678
Comcast Corp, Cl A	90,355	3,917
Electronic Arts Inc	5,578	740
Fox Corp, Cl A	5,686	178
Fox Corp, Cl B	3,181	91
Interpublic Group of Cos Inc/The	8,801	287
Live Nation Entertainment Inc *	3,300	349
Match Group Inc *	6,200	225
Meta Platforms Inc, Cl A	50,237	24,394
Netflix Inc *	9,915	6,022
News Corp, Cl A	8,575	224
News Corp, Cl B	2,700	73
Omnicom Group Inc	4,504	436
Paramount Global, Cl B	11,217	132
Take-Two Interactive Software Inc, Cl A *	3,600	534
T-Mobile US Inc	11,876	1,938
Verizon Communications Inc	95,713	4,016
Walt Disney Co/The	41,624	5,093
Warner Bros Discovery Inc *	51,074	446

		90,074
Consumer Discretionary — 10.2%
Airbnb Inc, Cl A *	9,850	1,625
Amazon.com Inc, Cl A *	208,589	37,625
Aptiv PLC *	6,370	507
AutoZone Inc *	402	1,267
Bath & Body Works Inc	5,227	261
Best Buy Co Inc	4,454	365
Booking Holdings Inc	795	2,884
BorgWarner Inc	5,553	193
Caesars Entertainment Inc *	5,000	219
CarMax Inc *	3,700	322
Carnival Corp *	23,384	382

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Chipotle Mexican Grill Inc, Cl A *	639	$1,857
Darden Restaurants Inc	2,718	454
Deckers Outdoor Corp *	600	565
Domino's Pizza Inc	795	395
DR Horton Inc	6,858	1,128
eBay Inc	11,799	623
Etsy Inc *	2,800	192
Expedia Group Inc *	3,055	421
Ford Motor Co	89,370	1,187
Garmin Ltd	3,471	517
General Motors Co	26,347	1,195
Genuine Parts Co	3,196	495
Hasbro Inc	3,096	175
Hilton Worldwide Holdings Inc	5,800	1,237
Home Depot Inc/The	22,808	8,749
Las Vegas Sands Corp	8,400	434
Lennar Corp, Cl A	5,674	976
LKQ Corp	6,100	326
Lowe's Cos Inc	13,159	3,352
Lululemon Athletica Inc *	2,600	1,016
Marriott International Inc/MD, Cl A	5,650	1,426
McDonald's Corp	16,504	4,653
MGM Resorts International *	6,350	300
Mohawk Industries Inc *	1,200	157
NIKE Inc, Cl B	27,850	2,617
Norwegian Cruise Line Holdings Ltd *	9,700	203
NVR Inc *	72	583
O'Reilly Automotive Inc *	1,390	1,569
Pool Corp	922	372
PulteGroup Inc	4,899	591
Ralph Lauren Corp, Cl A	905	170
Ross Stores Inc	7,719	1,133
Royal Caribbean Cruises Ltd *	5,400	751
Starbucks Corp	26,004	2,377
Tapestry Inc	5,219	248
Tesla Inc *	63,238	11,117
TJX Cos Inc/The	26,036	2,641
Tractor Supply Co	2,480	649
Ulta Beauty Inc *	1,147	600
VF Corp	7,665	118
Wynn Resorts Ltd	2,229	228
Yum! Brands Inc	6,370	883

		104,330
Consumer Staples — 5.8%
Altria Group Inc	40,273	1,757
Archer-Daniels-Midland Co	12,118	761
Brown-Forman Corp, Cl B	4,265	220
Bunge Global SA	3,300	338
Campbell Soup Co	4,484	199
Church & Dwight Co Inc	5,676	592
Clorox Co/The	2,802	429
Coca-Cola Co/The	88,548	5,417

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Colgate-Palmolive Co	18,695	$1,684
Conagra Brands Inc	10,765	319
Constellation Brands Inc, Cl A	3,707	1,008
Costco Wholesale Corp	10,119	7,414
Dollar General Corp	4,981	777
Dollar Tree Inc *	4,754	633
Estee Lauder Cos Inc/The, Cl A	5,250	809
General Mills Inc	13,186	923
Hershey Co/The	3,412	664
Hormel Foods Corp	6,708	234
J M Smucker Co/The	2,453	309
Kellanova	5,967	342
Kenvue Inc	39,160	840
Keurig Dr Pepper Inc	22,900	702
Kimberly-Clark Corp	7,703	996
Kraft Heinz Co/The	18,108	668
Kroger Co/The	15,036	859
Lamb Weston Holdings Inc	3,300	352
McCormick & Co Inc/MD	5,732	440
Molson Coors Beverage Co, Cl B	4,151	279
Mondelez International Inc, Cl A	30,920	2,164
Monster Beverage Corp *	16,808	996
PepsiCo Inc	31,279	5,474
Philip Morris International Inc	35,327	3,237
Procter & Gamble Co/The	53,672	8,708
Sysco Corp, Cl A	11,420	927
Target Corp, Cl A	10,528	1,866
Tyson Foods Inc, Cl A	6,603	388
Walgreens Boots Alliance Inc	16,257	353
Walmart Inc	97,419	5,862

		59,940
Energy — 3.9%
APA Corp	6,931	238
Baker Hughes Co, Cl A	23,149	776
Chevron Corp	39,529	6,235
ConocoPhillips	26,978	3,434
Coterra Energy Inc	17,313	483
Devon Energy Corp	14,513	728
Diamondback Energy Inc, Cl A	4,051	803
EOG Resources Inc	13,307	1,701
EQT Corp	9,300	345
Exxon Mobil Corp	90,552	10,526
Halliburton Co	20,342	802
Hess Corp	6,275	958
Kinder Morgan Inc	43,882	805
Marathon Oil Corp	13,256	376
Marathon Petroleum Corp	8,438	1,700
Occidental Petroleum Corp	14,962	972
ONEOK Inc	13,209	1,059
Phillips 66	10,037	1,640
Pioneer Natural Resources Co	5,266	1,382
Schlumberger NV, Cl A	32,500	1,781

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Targa Resources Corp	5,100	$571
Valero Energy Corp	7,753	1,323
Williams Cos Inc/The	27,669	1,078

		39,716
Financials — 12.9%
Aflac Inc	12,084	1,038
Allstate Corp/The	5,959	1,031
American Express Co	13,095	2,982
American International Group Inc	15,935	1,246
Ameriprise Financial Inc	2,281	1,000
Aon PLC, Cl A	4,551	1,519
Arch Capital Group Ltd *	8,500	786
Arthur J Gallagher & Co	4,949	1,237
Assurant Inc	1,205	227
Bank of America Corp	156,709	5,942
Bank of New York Mellon Corp/The	17,499	1,008
Berkshire Hathaway Inc, Cl B *	41,490	17,447
BlackRock Inc	3,169	2,642
Blackstone Inc, Cl A	16,200	2,128
Brown & Brown Inc	5,400	473
Capital One Financial Corp	8,649	1,288
Cboe Global Markets Inc	2,400	441
Charles Schwab Corp/The	33,859	2,449
Chubb Ltd	9,301	2,410
Cincinnati Financial Corp	3,583	445
Citigroup Inc	43,598	2,757
Citizens Financial Group Inc	10,700	388
CME Group Inc, Cl A	8,212	1,768
Comerica Inc	3,092	170
Corpay Inc *	1,679	518
Discover Financial Services	5,708	748
Everest Group Ltd	987	392
Eversource Energy	7,935	474
FactSet Research Systems Inc	900	409
Fidelity National Information Services Inc, Cl B	13,465	999
Fifth Third Bancorp	15,711	585
Fiserv Inc, Cl A *	13,705	2,190
Franklin Resources Inc	6,438	181
Global Payments Inc	5,883	786
Globe Life Inc	1,939	226
Goldman Sachs Group Inc/The	7,418	3,098
Hartford Financial Services Group Inc/The	6,786	699
Huntington Bancshares Inc/OH	32,814	458
Intercontinental Exchange Inc	13,005	1,787
Invesco Ltd	10,416	173
Jack Henry & Associates Inc	1,600	278
JPMorgan Chase & Co	65,858	13,191
KeyCorp	21,783	344
Loews Corp	4,162	326
M&T Bank Corp	3,734	543
MarketAxess Holdings Inc	856	188

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Marsh & McLennan Cos Inc	11,259	$2,319
Mastercard Inc, Cl A	18,897	9,100
MetLife Inc	14,089	1,044
Moody's Corp	3,571	1,404
Morgan Stanley	28,736	2,706
MSCI Inc, Cl A	1,834	1,028
Nasdaq Inc, Cl A	7,877	497
Northern Trust Corp	4,709	419
PayPal Holdings Inc *	24,529	1,643
PNC Financial Services Group Inc/The	9,013	1,456
Principal Financial Group Inc, Cl A	5,057	436
Progressive Corp/The	13,285	2,748
Prudential Financial Inc	8,166	959
Raymond James Financial Inc	4,258	547
Regions Financial Corp	21,363	449
S&P Global Inc	7,355	3,129
State Street Corp	6,995	541
Synchrony Financial	9,463	408
T Rowe Price Group Inc	5,093	621
Travelers Cos Inc/The	5,156	1,187
Truist Financial Corp	30,306	1,181
US Bancorp	35,438	1,584
Visa Inc, Cl A	36,049	10,061
W R Berkley Corp	4,700	416
Wells Fargo & Co	82,623	4,789
Willis Towers Watson PLC	2,319	638

		132,725
Health Care — 12.1%
Abbott Laboratories	39,512	4,491
AbbVie Inc	40,213	7,323
Agilent Technologies Inc	6,715	977
Align Technology Inc *	1,586	520
Amgen Inc, Cl A	12,222	3,475
Baxter International Inc	11,535	493
Becton Dickinson & Co	6,578	1,628
Biogen Inc *	3,306	713
Bio-Rad Laboratories Inc, Cl A *	431	149
Bio-Techne Corp	3,652	257
Boston Scientific Corp *	33,276	2,279
Bristol-Myers Squibb Co	46,303	2,511
Cardinal Health Inc	5,659	633
Catalent Inc *	4,200	237
Cencora Inc, Cl A	3,796	922
Centene Corp *	12,139	953
Charles River Laboratories International Inc *	1,160	314
Cigna Group/The	6,643	2,413
Cooper Cos Inc/The	4,416	448
CVS Health Corp	29,176	2,327
Danaher Corp, Cl A	15,012	3,749
DaVita Inc *	1,256	173
DENTSPLY SIRONA Inc	5,009	166

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Dexcom Inc *	8,822	$1,224
Edwards Lifesciences Corp, Cl A *	13,742	1,313
Elevance Health Inc	5,379	2,789
Eli Lilly & Co	18,239	14,189
GE HealthCare Technologies Inc	9,262	842
Gilead Sciences Inc	28,314	2,074
HCA Healthcare Inc	4,531	1,511
Henry Schein Inc *	3,000	227
Hologic Inc *	5,600	437
Humana Inc	2,781	964
IDEXX Laboratories Inc *	1,923	1,038
Illumina Inc *	3,596	494
Incyte Corp *	4,300	245
Insulet Corp *	1,600	274
Intuitive Surgical Inc *	8,007	3,196
IQVIA Holdings Inc *	4,196	1,061
Johnson & Johnson	54,843	8,676
Laboratory Corp of America Holdings	1,910	417
McKesson Corp	2,993	1,607
Medtronic PLC	30,279	2,639
Merck & Co Inc	57,714	7,615
Mettler-Toledo International Inc *	524	698
Moderna Inc *	7,500	799
Molina Healthcare Inc *	1,279	525
Pfizer Inc	128,560	3,568
Quest Diagnostics Inc	2,524	336
Regeneron Pharmaceuticals Inc *	2,440	2,349
ResMed Inc	3,309	655
Revvity Inc	2,798	294
STERIS PLC	2,245	505
Stryker Corp	7,726	2,765
Teleflex Inc	1,029	233
Thermo Fisher Scientific Inc	8,826	5,130
UnitedHealth Group Inc	21,072	10,424
Universal Health Services Inc, Cl B	1,400	255
Vertex Pharmaceuticals Inc *	5,827	2,436
Viatris Inc, Cl W	27,157	324
Waters Corp *	1,372	472
West Pharmaceutical Services Inc	1,722	681
Zimmer Biomet Holdings Inc	4,774	630
Zoetis Inc, Cl A	10,495	1,776

		124,838
Industrials — 8.6%
3M Co	12,571	1,333
A O Smith Corp	2,800	250
Allegion plc	1,970	265
American Airlines Group Inc *	15,309	235
AMETEK Inc	5,200	951
Automatic Data Processing Inc	9,315	2,326
Axon Enterprise Inc *	1,600	501
Boeing Co/The *	12,955	2,500
Broadridge Financial Solutions Inc	2,684	550

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Builders FirstSource Inc *	2,800	$584
Carrier Global Corp	19,031	1,106
Caterpillar Inc, Cl A	11,593	4,248
CH Robinson Worldwide Inc	2,705	206
Cintas Corp	1,932	1,327
Copart Inc *	19,900	1,153
CSX Corp	44,949	1,666
Cummins Inc	2,975	877
Dayforce Inc *	3,600	238
Deere & Co	5,961	2,448
Delta Air Lines Inc, Cl A	14,813	709
Dover Corp	3,137	556
Eaton Corp PLC	9,120	2,852
Emerson Electric Co	12,975	1,472
Equifax Inc	2,789	746
Expeditors International of Washington Inc	3,277	398
Fastenal Co, Cl A	13,018	1,004
FedEx Corp	5,211	1,510
Fortive Corp	7,987	687
Generac Holdings Inc *	1,454	183
General Dynamics Corp	5,144	1,453
General Electric Co	24,788	4,351
Honeywell International Inc	14,970	3,073
Howmet Aerospace Inc	8,878	608
Hubbell Inc, Cl B	1,200	498
Huntington Ingalls Industries Inc, Cl A	947	276
IDEX Corp	1,700	415
Illinois Tool Works Inc	6,265	1,681
Ingersoll Rand Inc	9,233	877
Jacobs Solutions Inc	2,862	440
JB Hunt Transport Services Inc	1,851	369
Johnson Controls International PLC	15,472	1,011
L3Harris Technologies Inc	4,309	918
Leidos Holdings Inc	3,143	412
Lockheed Martin Corp	4,950	2,252
Masco Corp	5,184	409
Nordson Corp	1,250	343
Norfolk Southern Corp	5,186	1,322
Northrop Grumman Corp	3,180	1,522
Old Dominion Freight Line Inc, Cl A	4,088	897
Otis Worldwide Corp	9,250	918
PACCAR Inc	11,900	1,474
Parker-Hannifin Corp, Cl A	2,971	1,651
Paychex Inc	7,269	893
Paycom Software Inc	1,059	211
Pentair PLC	3,766	322
Quanta Services Inc	3,318	862
Republic Services Inc	4,683	896
Robert Half Inc	2,432	193
Rockwell Automation Inc	2,626	765
Rollins Inc	6,500	301
RTX Corp	30,278	2,953

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Snap-on Inc	1,207	$358
Southwest Airlines Co, Cl A	13,562	396
Stanley Black & Decker Inc	3,508	344
Textron Inc	4,507	432
Trane Technologies PLC	5,170	1,552
TransDigm Group Inc	1,270	1,564
Uber Technologies Inc *	46,850	3,607
Union Pacific Corp	13,891	3,416
United Airlines Holdings Inc *	7,400	354
United Parcel Service Inc, Cl B	16,468	2,448
United Rentals Inc	1,564	1,128
Veralto Corp	5,070	449
Verisk Analytics Inc, Cl A	3,326	784
Waste Management Inc	8,384	1,787
Westinghouse Air Brake Technologies Corp	4,071	593
WW Grainger Inc	1,014	1,032
Xylem Inc/NY	5,500	711

		88,402
Information Technology — 28.9%
Accenture PLC, Cl A	14,306	4,959
Adobe Inc *	10,297	5,196
Advanced Micro Devices Inc *	36,825	6,647
Akamai Technologies Inc *	3,404	370
Amphenol Corp, Cl A	13,560	1,564
Analog Devices Inc	11,322	2,239
ANSYS Inc *	2,007	697
Apple Inc	331,143	56,784
Applied Materials Inc	19,041	3,927
Arista Networks Inc *	5,770	1,673
Autodesk Inc, Cl A *	4,855	1,264
Broadcom Inc	10,010	13,267
Cadence Design Systems Inc *	6,151	1,915
CDW Corp/DE	3,047	779
Cisco Systems Inc	92,178	4,601
Cognizant Technology Solutions Corp, Cl A	11,505	843
Corning Inc, Cl B	17,408	574
Enphase Energy Inc *	3,100	375
EPAM Systems Inc *	1,300	359
F5 Inc, Cl A *	1,360	258
Fair Isaac Corp *	576	720
First Solar Inc *	2,400	405
Fortinet Inc *	14,440	986
Gartner Inc *	1,806	861
Gen Digital Inc	13,147	294
Hewlett Packard Enterprise Co	29,491	523
HP Inc	19,972	604
Intel Corp	95,937	4,238
International Business Machines Corp	20,768	3,966
Intuit Inc	6,409	4,166
Jabil Inc	2,900	388
Juniper Networks Inc	7,300	271
Keysight Technologies Inc *	4,032	630

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
KLA Corp	3,077	$2,149
Lam Research Corp	2,978	2,893
Microchip Technology Inc	12,313	1,105
Micron Technology Inc	24,969	2,944
Microsoft Corp	169,484	71,305
Monolithic Power Systems Inc	1,100	745
Motorola Solutions Inc	3,782	1,342
NetApp Inc	4,685	492
NVIDIA Corp	56,348	50,914
NXP Semiconductors NV	5,876	1,456
ON Semiconductor Corp *	9,800	721
Oracle Corp, Cl B	36,421	4,575
Palo Alto Networks Inc *	7,159	2,034
PTC Inc *	2,657	502
Qorvo Inc *	2,200	253
QUALCOMM Inc	25,332	4,289
Roper Technologies Inc	2,413	1,353
Salesforce Inc	22,162	6,675
Seagate Technology Holdings PLC	4,500	419
ServiceNow Inc *	4,685	3,572
Skyworks Solutions Inc	3,616	392
Super Micro Computer Inc *	1,100	1,111
Synopsys Inc *	3,521	2,012
TE Connectivity Ltd	7,059	1,025
Teledyne Technologies Inc *	1,118	480
Teradyne Inc	3,515	397
Texas Instruments Inc	20,644	3,596
Trimble Inc *	5,600	360
Tyler Technologies Inc *	970	412
VeriSign Inc *	1,995	378
Western Digital Corp *	7,474	510
Zebra Technologies Corp, Cl A *	1,173	354

		297,108
Materials — 2.3%
Air Products and Chemicals Inc	5,021	1,216
Albemarle Corp	2,657	350
Amcor PLC	33,232	316
Avery Dennison Corp	1,864	416
Ball Corp	7,172	483
Celanese Corp, Cl A	2,252	387
CF Industries Holdings Inc	4,350	362
Corteva Inc	15,973	921
Dow Inc	15,906	921
DuPont de Nemours Inc	9,799	751
Eastman Chemical Co	2,720	273
Ecolab Inc	5,816	1,343
FMC Corp	2,900	185
Freeport-McMoRan Inc, Cl B	32,563	1,531
International Flavors & Fragrances Inc	5,826	501
International Paper Co	8,052	314
Linde PLC	11,096	5,152
LyondellBasell Industries NV, Cl A	5,774	591

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Martin Marietta Materials Inc, Cl A	1,419	$871
Mosaic Co/The	7,409	240
Newmont Corp	26,225	940
Nucor Corp	5,627	1,114
Packaging Corp of America	2,000	380
PPG Industries Inc	5,405	783
Sherwin-Williams Co/The, Cl A	5,395	1,874
Steel Dynamics Inc	3,500	519
Vulcan Materials Co	3,049	832
Westrock Co	5,984	296

		23,862
Real Estate — 2.2%
Alexandria Real Estate Equities Inc ‡	3,523	454
American Tower Corp, Cl A ‡	10,597	2,094
AvalonBay Communities Inc ‡	3,228	599
Boston Properties Inc ‡	3,300	216
Camden Property Trust ‡	2,500	246
CBRE Group Inc, Cl A *	7,009	682
CoStar Group Inc *	9,300	898
Crown Castle Inc ‡	9,864	1,044
Digital Realty Trust Inc, Cl A ‡	6,869	989
Equinix Inc ‡	2,138	1,765
Equity Residential ‡	7,844	495
Essex Property Trust Inc ‡	1,421	348
Extra Space Storage Inc ‡	4,799	705
Federal Realty Investment Trust ‡	1,700	174
Healthpeak Properties Inc ‡	16,200	304
Host Hotels & Resorts Inc ‡	15,974	330
Invitation Homes Inc ‡	13,200	470
Iron Mountain Inc ‡	6,738	541
Kimco Realty Corp ‡	15,013	294
Mid-America Apartment Communities Inc ‡	2,640	347
Prologis Inc ‡	20,980	2,732
Public Storage ‡	3,587	1,040
Realty Income Corp ‡	18,928	1,024
Regency Centers Corp ‡	3,699	224
SBA Communications Corp, Cl A ‡	2,399	520
Simon Property Group Inc ‡	7,406	1,159
UDR Inc ‡	6,800	254
Ventas Inc ‡	9,132	398
VICI Properties Inc, Cl A ‡	23,600	703
Welltower Inc ‡	12,609	1,178
Weyerhaeuser Co ‡	16,761	602

		22,829
Utilities — 2.1%
AES Corp/The	15,590	280
Alliant Energy Corp	5,900	297
Ameren Corp	5,953	440
American Electric Power Co Inc	11,915	1,026
American Water Works Co Inc	4,457	545
Atmos Energy Corp	3,400	404

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

S&P 500 Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
CenterPoint Energy Inc	14,485	$413
CMS Energy Corp	6,601	398
Consolidated Edison Inc	7,836	712
Constellation Energy Corp	7,251	1,340
Dominion Energy Inc	19,030	936
DTE Energy Co	4,676	524
Duke Energy Corp	17,491	1,692
Edison International	8,657	612
Entergy Corp	4,826	510
Evergy Inc	5,199	278
Exelon Corp	22,655	851
FirstEnergy Corp	11,923	460
NextEra Energy Inc	46,721	2,986
NiSource Inc	9,544	264
NRG Energy Inc	5,081	344
PG&E Corp	48,500	813
Pinnacle West Capital Corp	2,649	198
PPL Corp	16,671	459

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Public Service Enterprise Group Inc	11,430	$763
Sempra	14,290	1,026
Southern Co/The	24,819	1,781
WEC Energy Group Inc	7,271	597
Xcel Energy Inc	12,536	674

		21,623
Total Common Stock
(Cost $225,965) ($ Thousands)		1,005,447

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Institutional Class
5.130%**†	20,922,016	20,922
Total Cash Equivalent
(Cost $20,922) ($ Thousands)		20,922
Total Investments in Securities — 99.8%
(Cost $246,887) ($ Thousands)		$1,026,369

A list of the open futures contracts held by the Fund at March 31, 2024 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	84	Jun-2024	$21,796	$22,296	$500

Percentages are based on Net Assets of $1,028,006 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of March 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,005,447	–	–	1,005,447
Cash Equivalent	20,922	–	–	20,922
Total Investments in Securities	1,026,369	–	–	1,026,369

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	500	–	–	500
Total Other Financial Instruments	500	–	–	500

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$19,012	$65,773	$(63,863)	$—	$—	$20,922	$481	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Small Cap Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.1%

Communication Services — 2.6%
AdTheorent Holding Co Inc *	81,000	$260
Advantage Solutions Inc *	68,110	295
Anterix Inc *	4,710	158
Bandwidth Inc, Cl A *	7,510	137
Cardlytics Inc *	56,052	812
Cinemark Holdings Inc *	210,122	3,776
Cogent Communications Holdings Inc	15,865	1,036
Eventbrite Inc, Cl A *	24,578	135
fuboTV Inc *	23,663	37
Gannett Co Inc *	25,285	62
IDT Corp, Cl B	13,680	517
Lions Gate Entertainment Corp, Cl A *	119,412	1,188
Lions Gate Entertainment Corp, Cl B *	37,817	352
MediaAlpha Inc, Cl A *	20,270	413
Nexstar Media Group Inc, Cl A	5,917	1,019
PubMatic Inc, Cl A *	49,500	1,174
Shutterstock Inc	25,090	1,149
Sinclair Inc	12,510	169
Spok Holdings Inc	26,550	424
TEGNA Inc	30,174	451
Thryv Holdings Inc *	16,310	363
TrueCar Inc *	80,000	271
Vimeo Inc *	140,800	576
Yelp Inc, Cl A *	6,937	273
Ziff Davis Inc *	12,416	783

		15,830
Consumer Discretionary — 12.8%
1stdibs.com Inc *	44,000	262
2U Inc *	302,519	118
Aaron's Co Inc/The	87,985	660
Abercrombie & Fitch Co, Cl A *	16,968	2,127

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Accel Entertainment Inc, Cl A *	26,800	$316
Advance Auto Parts Inc	29,312	2,494
American Eagle Outfitters Inc	25,191	650
Beazer Homes USA Inc, Cl A *	28,362	930
Beyond Inc *	4,133	148
Biglari Holdings Inc, Cl B *	2,365	449
BJ's Restaurants Inc *	18,740	678
Bloomin' Brands Inc	161,282	4,626
Brinker International Inc *	97,081	4,823
Brunswick Corp/DE	15,034	1,451
Build-A-Bear Workshop Inc	36,170	1,080
Caleres Inc	11,587	475
Carter's Inc	18,774	1,590
Carvana Co, Cl A *	2,631	231
Cava Group Inc *	7,600	532
Cavco Industries Inc *	1,460	583
Century Casinos Inc *	50,729	160
Cheesecake Factory Inc/The	17,726	641
Churchill Downs Inc	10,165	1,258
Chuy's Holdings Inc *	12,043	406
Cooper-Standard Holdings Inc *	15,163	251
Coursera Inc *	14,521	204
Denny's Corp, Cl A *	27,430	246
Designer Brands Inc, Cl A	31,060	340
Destination XL Group Inc *	49,080	177
Dick's Sporting Goods Inc	7,705	1,733
Dine Brands Global Inc	7,100	330
Domino's Pizza Inc	2,989	1,485
Dorman Products Inc *	10,232	986
Duolingo Inc, Cl A *	1,320	291
Ethan Allen Interiors Inc	9,250	320
First Watch Restaurant Group Inc *	23,887	588
Frontdoor Inc *	7,041	229
Gap Inc/The	19,000	524
Gentex Corp	33,924	1,225
G-III Apparel Group Ltd *	3,967	115
Goodyear Tire & Rubber Co/The *	37,090	509
Hooker Furnishings Corp	46,846	1,125
Hovnanian Enterprises Inc, Cl A *	4,100	644
Inspired Entertainment Inc *	43,434	428
Installed Building Products Inc	2,486	643
KB Home	22,944	1,626
Latham Group Inc *	62,881	249
Legacy Housing Corp *	30,371	654
Light & Wonder Inc, Cl A *	9,019	921
Lindblad Expeditions Holdings Inc *	27,420	256
Marine Products Corp	27,468	323
MasterCraft Boat Holdings Inc *	26,608	631
Meritage Homes Corp	1,727	303
Modine Manufacturing Co *	38,640	3,678
Movado Group Inc	5,162	144
Murphy USA Inc	6,390	2,679

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
OneSpaWorld Holdings Ltd *	47,366	$627
Oxford Industries Inc, Cl A	4,458	501
Patrick Industries Inc	4,800	574
PlayAGS Inc *	125,378	1,126
Pool Corp	2,840	1,146
Potbelly Corp *	93,920	1,137
PVH Corp	3,700	520
Ralph Lauren Corp, Cl A	2,812	528
Rocky Brands Inc	5,249	142
Rush Street Interactive Inc *	45,410	296
Shake Shack Inc, Cl A *	3,070	319
SharkNinja Inc	7,400	461
Signet Jewelers Ltd	4,387	439
Skyline Champion Corp *	3,403	289
Sleep Number Corp *	14,000	224
Steven Madden Ltd	23,013	973
Stitch Fix Inc, Cl A *	236,493	624
Strategic Education Inc	2,641	275
Stride Inc *	10,544	665
Sweetgreen Inc, Cl A *	26,974	681
Texas Roadhouse Inc, Cl A	3,554	549
Toll Brothers Inc	4,239	548
Topgolf Callaway Brands Corp *	49,064	793
Travel + Leisure Co	25,902	1,268
Tri Pointe Homes Inc *	14,856	574
Udemy Inc *	23,568	259
Universal Technical Institute Inc *	48,723	777
Urban Outfitters Inc *	115,032	4,995
Valvoline Inc *	39,561	1,763
Whirlpool Corp	10,787	1,291
Wingstop Inc, Cl A	6,488	2,377
Xponential Fitness Inc, Cl A *	81,502	1,348
YETI Holdings Inc *	10,158	392

		79,026
Consumer Staples — 4.0%
Andersons Inc/The	1,616	93
BellRing Brands Inc *	29,973	1,769
Casey's General Stores Inc	5,163	1,644
Coca-Cola Consolidated Inc	234	198
elf Beauty Inc *	8,784	1,722
Freshpet Inc *	4,600	533
Hain Celestial Group Inc/The *	33,155	261
Honest Co Inc/The *	60,000	243
Ingles Markets Inc, Cl A	6,280	481
Ingredion Inc	10,278	1,201
Inter Parfums Inc	11,715	1,646
Lancaster Colony Corp	3,780	785
Lifeway Foods Inc *	18,012	310
MGP Ingredients Inc	8,519	734
Natural Grocers by Vitamin Cottage Inc	62,659	1,131
Nature's Sunshine Products Inc *	24,242	503
Performance Food Group Co *	18,167	1,356

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pilgrim's Pride Corp *	140,200	$4,812
Post Holdings Inc *	4,900	521
PriceSmart Inc	896	75
Primo Water Corp	7,650	139
Sprouts Farmers Market Inc *	16,188	1,044
TreeHouse Foods Inc *	29,294	1,141
Village Super Market Inc, Cl A	25,159	720
Vital Farms Inc *	55,189	1,283

		24,345
Energy — 6.1%
Archrock Inc	51,368	1,010
Cactus Inc, Cl A	20,340	1,019
Centrus Energy Corp, Cl A *	11,127	462
ChampionX Corp	48,904	1,755
Chord Energy Corp	6,145	1,095
Civitas Resources Inc	47,280	3,589
CNX Resources Corp *	84,279	1,999
Crescent Point Energy Corp	342,662	2,806
Delek US Holdings Inc	159,292	4,897
DMC Global Inc *	53,408	1,041
Dorian LPG Ltd	6,122	235
Excelerate Energy Inc, Cl A	52,680	844
Expro Group Holdings NV *	25,859	516
FutureFuel Corp	26,318	212
Helix Energy Solutions Group Inc *	54,900	595
HF Sinclair Corp	20,024	1,209
Kodiak Gas Services Inc	17,000	465
Matador Resources Co	20,409	1,363
Northern Oil & Gas Inc	36,489	1,448
Oceaneering International Inc, Cl A *	6,519	153
Permian Resources Corp, Cl A	136,510	2,411
Ranger Energy Services Inc, Cl A	69,528	785
REX American Resources Corp *	14,454	849
RPC Inc	64,610	500
Scorpio Tankers Inc	5,422	388
SFL Corp Ltd	65,581	864
Solaris Oilfield Infrastructure Inc, Cl A	38,849	337
TechnipFMC PLC	18,000	452
Teekay Corp *	138,840	1,011
Tidewater Inc *	13,212	1,215
VAALCO Energy Inc	128,230	894
Weatherford International PLC *	11,096	1,281

		37,700
Financials — 19.2%
AFC Gamma Inc ‡	45,508	563
Alerus Financial Corp	40,354	881
Amalgamated Financial Corp	49,467	1,187
Ambac Financial Group Inc *	40,276	629
Amerant Bancorp Inc, Cl A	3,588	84
Arbor Realty Trust Inc ‡	4,165	55
AssetMark Financial Holdings Inc *	27,643	979

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Assured Guaranty Ltd	5,800	$506
Atlanticus Holdings Corp *	15,573	461
AvidXchange Holdings Inc *	76,447	1,005
Axos Financial Inc *	4,729	256
Bain Capital Specialty Finance Inc	16,283	255
Banco Latinoamericano de Comercio Exterior SA, Cl E	29,884	885
Bancorp Inc/The *	10,440	349
Bank OZK	30,202	1,373
BayCom Corp	13,556	279
BGC Group Inc, Cl A	86,977	676
Capital Bancorp Inc	11,234	234
Capital City Bank Group Inc	5,740	159
Carter Bankshares Inc *	15,208	192
Cass Information Systems Inc	28,597	1,378
Chimera Investment Corp ‡	135,447	624
City Holding Co	6,907	720
Civista Bancshares Inc	10,071	155
CNO Financial Group Inc	171,738	4,719
Coastal Financial Corp/WA *	22,153	861
Cohen & Steers Inc	18,927	1,455
Columbia Banking System Inc	230,968	4,469
Comerica Inc	22,072	1,214
Crawford & Co, Cl A	47,723	450
CrossFirst Bankshares Inc *	36,163	500
Customers Bancorp Inc *	7,805	414
Diamond Hill Investment Group Inc	8,330	1,284
Donegal Group Inc, Cl A	10,970	155
Donnelley Financial Solutions Inc *	10,414	646
eHealth Inc *	32,500	196
Enact Holdings Inc	9,681	302
Enova International Inc *	4,110	258
Esquire Financial Holdings Inc	21,674	1,029
Essent Group Ltd	4,840	288
Evercore Inc, Cl A	2,850	549
FactSet Research Systems Inc	2,495	1,134
Federal Agricultural Mortgage Corp, Cl C	2,422	477
First American Financial Corp	17,274	1,055
First BanCorp/Puerto Rico	15,401	270
First Bank/Hamilton NJ	24,790	341
First Commonwealth Financial Corp	159,642	2,222
First Community Bankshares Inc	16,950	587
First Financial Corp/IN	5,780	222
First Horizon Corp	93,774	1,444
First Internet Bancorp	7,921	275
First Interstate BancSystem Inc, Cl A	49,377	1,344
FirstCash Holdings Inc	2,200	281
FNB Corp/PA	196,624	2,772
Globe Life Inc	8,394	977
Goosehead Insurance Inc, Cl A *	3,520	234
Great Southern Bancorp Inc	8,100	444
Guaranty Bancshares Inc/TX	3,004	91

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hamilton Lane Inc, Cl A	15,941	$1,797
Hanmi Financial Corp	9,920	158
Hanover Insurance Group Inc/The, Cl A	9,511	1,295
HBT Financial Inc	35,465	675
HCI Group Inc	10,007	1,162
Home BancShares Inc/AR	53,745	1,321
HomeTrust Bancshares Inc	18,920	517
Horace Mann Educators Corp, Cl A	7,041	260
I3 Verticals Inc, Cl A *	8,392	192
Independent Bank Corp	19,187	998
Independent Bank Corp/MI	15,040	381
International Money Express Inc *	21,157	483
Jack Henry & Associates Inc	6,741	1,171
Jackson Financial Inc, Cl A	83,527	5,524
James River Group Holdings Ltd	18,450	172
KeyCorp	168,685	2,667
Kinsale Capital Group Inc	4,484	2,353
Lemonade Inc *	12,545	206
LendingTree Inc *	30,906	1,309
Lincoln National Corp	152,199	4,860
Live Oak Bancshares Inc	8,931	371
Macatawa Bank Corp	65,283	639
Mercantile Bank Corp	12,752	491
Merchants Bancorp/IN	22,667	979
Mercury General Corp	15,500	800
Metrocity Bankshares Inc	7,846	196
MGIC Investment Corp	53,002	1,185
Midland States Bancorp Inc	9,830	247
Moneylion Inc *	9,900	706
Morningstar Inc, Cl A	4,140	1,277
Mr Cooper Group Inc *	27,579	2,150
National Bank Holdings Corp, Cl A	16,751	604
NMI Holdings Inc, Cl A *	31,958	1,034
Northrim BanCorp Inc	4,360	220
OFG Bancorp	28,930	1,065
Old National Bancorp/IN, Cl A	283,378	4,934
Old Second Bancorp Inc	36,100	500
Orrstown Financial Services Inc	20,315	544
Oscar Health Inc, Cl A *	17,603	262
Pagseguro Digital Ltd, Cl A *	21,000	300
Palomar Holdings Inc, Cl A *	4,283	359
Paymentus Holdings Inc, Cl A *	32,340	736
Paysafe Ltd *	39,527	624
Peapack-Gladstone Financial Corp	9,550	232
PennyMac Financial Services Inc	2,964	270
Peoples Bancorp Inc/OH	6,720	199
Peoples Financial Services Corp	4,562	197
Pinnacle Financial Partners Inc	17,635	1,514
Piper Sandler Cos	2,398	476
Ponce Financial Group Inc *	28,009	249
Primerica Inc	7,862	1,989
PROG Holdings Inc	12,542	432

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Prosperity Bancshares Inc	17,794	$1,170
QCR Holdings Inc	5,167	314
Regional Management Corp	25,347	614
Remitly Global Inc *	11,950	248
Republic Bancorp Inc/KY, Cl A	5,204	265
Security National Financial Corp, Cl A *	15,270	121
Selective Insurance Group Inc	2,640	288
Selectquote Inc *	247,220	494
Sierra Bancorp	22,830	461
Skyward Specialty Insurance Group Inc *	9,863	369
Southern First Bancshares Inc *	2,197	70
Southern Missouri Bancorp Inc	3,279	143
Stellar Bancorp Inc	8,250	201
StepStone Group Inc, Cl A	14,875	532
Stewart Information Services Corp	4,400	286
TPG RE Finance Trust Inc ‡	63,080	487
UMB Financial Corp	12,805	1,114
Unity Bancorp Inc	2,820	78
Universal Insurance Holdings Inc	63,295	1,286
Univest Financial Corp	53,205	1,108
Valley National Bancorp	138,231	1,100
Victory Capital Holdings Inc, Cl A	7,500	318
Virtus Investment Partners Inc	1,100	273
Waterstone Financial Inc	11,773	143
Westamerica BanCorp	13,009	636
Wintrust Financial Corp	20,255	2,114
World Acceptance Corp *	10,290	1,492
Zions Bancorp NA	56,884	2,469

		118,320
Health Care — 14.3%
4D Molecular Therapeutics Inc *	12,500	398
ACADIA Pharmaceuticals Inc *	11,232	208
Accolade Inc *	14,740	154
Addus HomeCare Corp *	2,640	273
ADMA Biologics Inc *	135,327	893
Aldeyra Therapeutics Inc *	190,932	624
Alector Inc *	30,731	185
Allogene Therapeutics Inc *	73,340	328
Alpine Immune Sciences Inc *	19,016	754
ALX Oncology Holdings Inc *	52,287	583
Amedisys Inc *	7,854	724
Amicus Therapeutics Inc *	22,002	259
AMN Healthcare Services Inc *	18,517	1,158
Amphastar Pharmaceuticals Inc *	6,058	266
Anavex Life Sciences Corp *	35,930	183
ANI Pharmaceuticals Inc *	14,257	986
Anika Therapeutics Inc *	7,330	186
Apogee Therapeutics Inc *	7,200	478
Arcellx Inc *	8,535	594
Arcutis Biotherapeutics Inc *	62,510	619
Ardelyx Inc *	9,272	68
ARS Pharmaceuticals Inc *	7,780	80

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Arvinas Inc *	5,924	$245
Avidity Biosciences Inc *	29,490	753
Biohaven Ltd *	8,566	468
Bioventus Inc, Cl A *	57,198	297
Blueprint Medicines Corp *	9,832	933
Bridgebio Pharma Inc *	2,416	75
Brookdale Senior Living Inc, Cl A *	116,228	768
CareDx Inc *	136,059	1,441
Castle Biosciences Inc *	22,520	499
Celldex Therapeutics Inc *	9,200	386
Chemed Corp	1,983	1,273
Coherus Biosciences Inc *	72,290	173
Collegium Pharmaceutical Inc *	93,297	3,622
Community Health Systems Inc *	48,740	171
CorVel Corp *	591	155
Crinetics Pharmaceuticals Inc *	19,379	907
Cross Country Healthcare Inc *	53,788	1,007
Cytokinetics Inc *	5,142	361
Disc Medicine Inc, Cl A *	5,605	349
Dyne Therapeutics Inc *	19,400	551
Eagle Pharmaceuticals Inc/DE *	100,396	526
Editas Medicine Inc, Cl A *	76,082	565
Emergent BioSolutions Inc *	101,490	257
Encompass Health Corp	43,159	3,564
Ensign Group Inc/The	15,766	1,962
Envista Holdings Corp *	27,901	597
Evolent Health Inc, Cl A *	7,978	262
Evolus Inc *	63,945	895
Generation Bio Co *	200,190	815
Glaukos Corp *	4,700	443
Globus Medical Inc, Cl A *	16,947	909
Health Catalyst Inc *	20,648	155
HealthEquity Inc *	13,862	1,132
HealthStream Inc	17,780	474
Heron Therapeutics Inc *	225,731	625
Hims & Hers Health Inc *	87,027	1,346
Ideaya Biosciences Inc *	11,827	519
IGM Biosciences Inc *	2,742	26
Immunome Inc *	16,500	407
Immunovant Inc *	8,863	286
Inmode Ltd *	140,756	3,042
Innoviva Inc *	32,903	501
Integra LifeSciences Holdings Corp *	113,479	4,023
Intra-Cellular Therapies Inc, Cl A *	3,441	238
Iovance Biotherapeutics Inc *	27,500	408
iRadimed Corp	22,795	1,003
iTeos Therapeutics Inc *	22,284	304
Janux Therapeutics Inc *	7,300	275
Karyopharm Therapeutics Inc *	206,600	312
Kiniksa Pharmaceuticals Ltd, Cl A *	64,527	1,273
Kodiak Sciences Inc *	69,890	368
Krystal Biotech Inc *	3,450	614

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lantheus Holdings Inc *	4,128	$257
LeMaitre Vascular Inc	25,241	1,675
LifeMD Inc *	40,000	411
Liquidia Corp *	30,000	443
Longboard Pharmaceuticals Inc *	15,500	335
Lyell Immunopharma Inc *	48,189	107
MacroGenics Inc *	27,910	411
Medpace Holdings Inc *	4,117	1,664
MeiraGTx Holdings plc *	53,083	322
Merit Medical Systems Inc *	965	73
Mersana Therapeutics Inc *	104,370	468
Mesa Laboratories Inc	1,670	183
Mirum Pharmaceuticals Inc *	18,730	471
NeuroPace Inc *	17,601	232
Nkarta Inc *	10,453	113
Nurix Therapeutics Inc *	58,590	861
Nuvalent Inc, Cl A *	4,358	327
Option Care Health Inc *	7,921	266
OraSure Technologies Inc *	189,168	1,163
Organogenesis Holdings Inc, Cl A *	262,882	747
ORIC Pharmaceuticals Inc *	5,203	72
Pennant Group Inc/The *	47,543	933
Perrigo Co PLC	32,204	1,037
PetIQ Inc, Cl A *	63,857	1,167
Phibro Animal Health Corp, Cl A	13,030	168
Prestige Consumer Healthcare Inc, Cl A *	36,746	2,666
Privia Health Group Inc *	7,110	139
Protagonist Therapeutics Inc *	8,900	257
Quanterix Corp *	8,501	200
Quest Diagnostics Inc	7,499	998
QuidelOrtho Corp *	16,613	796
RadNet Inc *	9,200	448
RAPT Therapeutics Inc *	16,790	151
Relay Therapeutics Inc *	15,146	126
Repay Holdings Corp, Cl A *	30,830	339
Replimune Group Inc *	28,930	236
Revance Therapeutics Inc *	34,710	171
Rigel Pharmaceuticals Inc *	231,204	342
RxSight Inc *	15,368	793
Sana Biotechnology Inc *	37,070	371
SIGA Technologies Inc	69,789	597
Soleno Therapeutics Inc *	6,870	294
STERIS PLC	6,226	1,400
Stevanato Group SpA	24,522	787
Stoke Therapeutics Inc *	32,944	445
Surmodics Inc *	18,452	541
Tarsus Pharmaceuticals Inc *	13,000	473
Tenet Healthcare Corp *	11,522	1,211
Travere Therapeutics Inc *	39,740	306
UFP Technologies Inc *	2,300	580
US Physical Therapy Inc	11,855	1,338
Utah Medical Products Inc	6,356	452

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vanda Pharmaceuticals Inc *	225,887	$928
Vaxcyte Inc *	5,569	380
Vera Therapeutics Inc, Cl A *	8,833	381
Vericel Corp *	10,800	562
Viemed Healthcare Inc *	25,804	243
Viking Therapeutics Inc *	11,578	949
WaVe Life Sciences Ltd *	48,199	297
Y-mAbs Therapeutics Inc *	63,718	1,036
Zentalis Pharmaceuticals Inc *	11,750	185

		87,885
Industrials — 21.1%
AAON Inc	15,824	1,394
AAR Corp *	4,401	263
ABM Industries Inc	49,689	2,217
ACCO Brands Corp	198,756	1,115
Acuity Brands Inc	1,977	531
AeroVironment Inc *	5,580	855
Air Lease Corp, Cl A	29,389	1,512
Allison Transmission Holdings Inc	21,372	1,735
API Group Corp *	21,969	863
Applied Industrial Technologies Inc, Cl A	5,670	1,120
ArcBest Corp	6,387	910
Arcosa Inc	3,957	340
Argan Inc	2,892	146
Aris Water Solutions Inc, Cl A	38,564	546
Armstrong World Industries Inc	4,231	526
Astec Industries Inc	31,857	1,392
Astronics Corp *	28,250	538
Atkore Inc	1,023	195
AZEK Co Inc/The, Cl A *	30,414	1,527
AZZ Inc	6,200	479
Babcock & Wilcox Enterprises Inc *	380,779	430
Barnes Group Inc	42,826	1,591
Barrett Business Services Inc	5,483	695
Beacon Roofing Supply Inc *	14,509	1,422
Boise Cascade Co	1,433	220
Booz Allen Hamilton Holding Corp, Cl A	10,258	1,523
BrightView Holdings Inc *	112,240	1,336
Brink's Co/The	3,520	325
Broadridge Financial Solutions Inc	7,242	1,484
BWX Technologies Inc	24,611	2,526
CACI International Inc, Cl A *	3,783	1,433
Carlisle Cos Inc	4,139	1,622
CECO Environmental Corp *	42,170	971
Cimpress PLC *	6,800	602
Clean Harbors Inc *	8,404	1,692
Comfort Systems USA Inc	5,097	1,619
Commercial Vehicle Group Inc *	103,094	663
Concentrix Corp	16,363	1,084
Construction Partners Inc, Cl A *	14,650	823
Core & Main Inc, Cl A *	9,384	537
Costamare Inc	114,764	1,303

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Crane Co	2,820	$381
CSW Industrials Inc	1,320	310
Curtiss-Wright Corp	2,017	516
DXP Enterprises Inc/TX *	26,401	1,419
Dycom Industries Inc *	10,535	1,512
Eagle Bulk Shipping Inc	16,419	1,026
EMCOR Group Inc	4,825	1,690
Encore Wire Corp	3,209	843
Enerpac Tool Group Corp, Cl A	31,585	1,126
EnerSys	2,200	208
Ennis Inc	16,414	337
Enpro Inc	9,955	1,680
Enviri Corp *	37,525	343
Esab Corp	5,500	608
ExlService Holdings Inc *	58,109	1,848
Federal Signal Corp	3,100	263
Franklin Covey Co *	26,132	1,026
FTAI Aviation Ltd	11,774	792
Gates Industrial Corp PLC *	89,013	1,576
GATX Corp	1,760	236
Genco Shipping & Trading Ltd	33,993	691
GEO Group Inc/The *‡	41,221	582
GFL Environmental Inc	36,845	1,271
Gibraltar Industries Inc *	3,521	284
Global Industrial Co	23,646	1,059
GMS Inc *	10,238	997
Gorman-Rupp Co/The	7,041	278
Greenbrier Cos Inc/The	1,718	89
Griffon Corp	21,606	1,585
H&E Equipment Services Inc	13,326	855
Heidrick & Struggles International Inc	10,496	353
Hexcel Corp, Cl A	26,877	1,958
HNI Corp	6,119	276
Hudson Technologies Inc *	92,316	1,016
Huntington Ingalls Industries Inc, Cl A	3,155	920
Huron Consulting Group Inc *	19,836	1,917
Hyster-Yale Materials Handling Inc	9,873	634
IBEX Holdings Ltd *	31,975	493
IES Holdings Inc *	3,685	448
Insperity Inc, Cl A	8,639	947
Interface Inc, Cl A	48,599	817
ITT Inc	14,416	1,961
Karat Packaging Inc	38,739	1,108
Kelly Services Inc, Cl A	28,259	708
Kennametal Inc	17,426	435
Kirby Corp *	5,100	486
Korn Ferry	24,922	1,639
Landstar System Inc	5,557	1,071
Legalzoom.com Inc *	23,762	317
Leonardo DRS Inc *	22,500	497
Limbach Holdings Inc *	19,451	806
LSI Industries Inc	44,670	675

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lyft Inc, Cl A *	29,500	$571
Manitowoc Co Inc/The *	73,793	1,043
Masonite International Corp *	8,525	1,121
Matson Inc	870	98
Moog Inc, Cl A	4,882	779
MYR Group Inc *	3,961	700
National Presto Industries Inc	1,860	156
NEXTracker Inc, Cl A *	23,028	1,296
Nordson Corp	4,687	1,287
nVent Electric PLC	6,300	475
PAM Transportation Services Inc *	14,714	238
Pangaea Logistics Solutions Ltd	8,507	59
Park-Ohio Holdings Corp	29,567	789
Parsons Corp *	13,571	1,126
Powell Industries Inc	6,819	970
Preformed Line Products Co	2,150	277
Proto Labs Inc *	7,481	267
Regal Rexnord Corp	6,746	1,215
REV Group Inc	98,483	2,175
Rush Enterprises Inc, Cl A	7,540	404
Safe Bulkers Inc	262,132	1,300
Sensata Technologies Holding PLC	32,900	1,209
Simpson Manufacturing Co Inc	4,330	888
SkyWest Inc *	11,413	788
SP Plus Corp *	11,159	583
SPX Technologies Inc *	6,317	778
Standex International Corp	17,976	3,276
Steelcase Inc, Cl A	70,305	920
Sterling Infrastructure Inc *	9,472	1,045
Sun Country Airlines Holdings Inc *	39,918	602
Tennant Co	7,830	952
Terex Corp	26,616	1,714
Tetra Tech Inc	7,927	1,464
Thermon Group Holdings Inc *	7,510	246
Titan Machinery Inc *	6,530	162
TransUnion	13,207	1,054
Tutor Perini Corp *	80,039	1,157
UFP Industries Inc	9,351	1,150
UniFirst Corp/MA	4,937	856
Upwork Inc *	19,803	243
V2X Inc *	3,110	145
Valmont Industries Inc	9,385	2,142
Vertiv Holdings Co, Cl A	6,805	556
Viad Corp *	14,436	570
Watts Water Technologies Inc, Cl A	2,125	452
WESCO International Inc	14,279	2,446
Willdan Group Inc *	8,774	254
Willis Lease Finance Corp *	3,190	158
XPO Inc *	2,953	360

		129,534
Information Technology — 10.2%
8x8 Inc *	331,490	895

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ACI Worldwide Inc *	8,400	$279
ACM Research Inc, Cl A *	8,021	234
Agilysys Inc *	3,080	259
Alarm.com Holdings Inc *	3,500	254
Alkami Technology Inc *	36,723	902
Amplitude Inc, Cl A *	19,220	209
Appfolio Inc, Cl A *	3,735	922
Arlo Technologies Inc *	32,020	405
Asana Inc, Cl A *	3,725	58
Aurora Innovation Inc, Cl A *	24,966	70
Aviat Networks Inc *	15,520	595
Backblaze Inc, Cl A *	26,008	266
Badger Meter Inc	5,576	902
Bel Fuse Inc, Cl B	1,429	86
Belden Inc	8,781	813
BigCommerce Holdings Inc *	43,050	297
Bit Digital Inc *(A)	31,743	91
Blackbaud Inc, Cl A *	3,080	228
BlackLine Inc *	3,960	256
Braze Inc, Cl A *	18,494	819
Cleanspark Inc *	24,758	525
Clearfield Inc *	11,826	365
Cognex Corp	29,870	1,267
Coherent Corp *	5,786	351
CommVault Systems Inc *	9,739	988
Couchbase Inc *	27,258	717
Credo Technology Group Holding Ltd *	22,546	478
Daktronics Inc *	15,990	159
Digital Turbine Inc *	61,320	161
Diodes Inc *	10,667	752
eGain Corp *	22,284	144
Fabrinet *	6,689	1,264
Fastly Inc, Cl A *	19,504	253
Freshworks Inc, Cl A *	15,479	282
Hackett Group Inc/The	37,682	916
Harmonic Inc, Cl A *	144,098	1,937
Ichor Holdings Ltd *	9,110	352
Immersion Corp	45,094	337
Impinj Inc *	1,461	188
Informatica Inc, Cl A *	17,752	621
Insight Enterprises Inc *	1,448	269
Intapp Inc *	10,619	364
Iteris Inc *	50,612	250
Itron Inc *	3,461	320
JFrog Ltd *	13,500	597
Kulicke & Soffa Industries Inc	21,779	1,096
Kyndryl Holdings Inc *	23,500	511
Littelfuse Inc	4,185	1,014
LivePerson Inc *	179,725	179
LiveRamp Holdings Inc *	18,587	641
Lumentum Holdings Inc *	27,537	1,304
Marathon Digital Holdings Inc *	7,413	167

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MicroStrategy Inc, Cl A *	63	$107
Mitek Systems Inc *	15,216	214
MKS Instruments Inc	4,200	559
Napco Security Technologies Inc	10,500	422
Nutanix Inc, Cl A *	8,823	545
Olo Inc, Cl A *	161,100	884
ON24 Inc	126,448	903
OneSpan Inc *	114,331	1,330
Onto Innovation Inc *	3,371	610
OSI Systems Inc *	1,980	283
PC Connection Inc	9,767	644
Pegasystems Inc	7,664	495
Photronics Inc *	183,007	5,183
Power Integrations Inc	16,915	1,210
PROS Holdings Inc *	7,040	256
Q2 Holdings Inc *	24,449	1,285
Qualys Inc *	2,288	382
QuickLogic Corp *	16,581	266
Rapid7 Inc *	4,777	234
Ribbon Communications Inc *	63,770	204
Rimini Street Inc *	109,571	357
Sapiens International Corp NV	8,802	283
Silicon Laboratories Inc *	7,023	1,009
Silicon Motion Technology Corp ADR	62,797	4,832
SolarWinds Corp *	133,962	1,691
Sprinklr Inc, Cl A *	42,258	518
Sprout Social Inc, Cl A *	801	48
SPS Commerce Inc *	2,636	487
Squarespace Inc, Cl A *	7,921	289
Super Micro Computer Inc *	4,854	4,903
Tenable Holdings Inc *	5,721	283
Unisys Corp *	126,744	622
Universal Display Corp	6,732	1,134
Varonis Systems Inc, Cl B *	13,843	653
Veeco Instruments Inc *	14,500	510
Viavi Solutions Inc *	127,935	1,163
Vontier Corp	12,300	558

		62,965
Materials — 4.4%
Alpha Metallurgical Resources Inc	1,056	350
American Vanguard Corp, Cl B	11,080	143
Arcadium Lithium PLC *	158,845	685
Aspen Aerogels Inc *	31,191	549
Axalta Coating Systems Ltd *	35,707	1,228
Cabot Corp	12,430	1,146
Carpenter Technology Corp	4,400	314
Century Aluminum Co *	52,880	814
Chemours Co/The	56,930	1,495
Clearwater Paper Corp *	15,900	695
Commercial Metals Co, Cl A	67,624	3,974
Eagle Materials Inc	2,160	587
FMC Corp	50,842	3,239

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Haynes International Inc	11,309	$680
HB Fuller Co	3,520	281
Ingevity Corp *	21,319	1,017
Innospec Inc	5,226	674
Kronos Worldwide Inc	41,471	489
Minerals Technologies Inc	3,520	265
NewMarket Corp	780	495
O-I Glass Inc, Cl I *	47,500	788
Olympic Steel Inc	5,388	382
Pactiv Evergreen Inc	86,915	1,245
Quaker Chemical Corp	6,832	1,402
Ranpak Holdings Corp, Cl A *	24,260	191
Reliance Inc	5,637	1,884
Silgan Holdings Inc	13,376	650
Summit Materials Inc, Cl A *	6,601	294
SunCoke Energy Inc	59,083	666
Trinseo PLC	42,877	162
Universal Stainless & Alloy Products Inc *	15,402	345
Warrior Met Coal Inc	1,489	90

		27,219
Real Estate — 3.3%
Alexander's Inc ‡	5,403	1,173
Anywhere Real Estate Inc *	33,062	204
Braemar Hotels & Resorts Inc ‡	83,041	166
COPT Defense Properties ‡	42,224	1,021
CubeSmart ‡	22,637	1,024
Douglas Elliman Inc	97,460	154
eXp World Holdings Inc	68,865	711
Forestar Group Inc *	37,471	1,506
Healthpeak Properties Inc ‡	50,415	945
Highwoods Properties Inc ‡	123,106	3,223
National Storage Affiliates Trust ‡	24,434	957
Newmark Group Inc, Cl A	171,270	1,899
Office Properties Income Trust ‡	75,190	154
Orion Office REIT Inc ‡	256,180	899
Redfin Corp *	35,560	237
RMR Group Inc/The, Cl A	46,088	1,106
Ryman Hospitality Properties Inc ‡	12,846	1,485
STAG Industrial Inc ‡	40,130	1,543
Terreno Realty Corp ‡	18,313	1,216
Universal Health Realty Income Trust ‡	3,720	137
Urban Edge Properties ‡	14,083	243
Whitestone REIT, Cl B ‡	11,660	146

		20,149
Utilities — 1.1%
Black Hills Corp, Cl A	12,405	677
Brookfield Infrastructure Corp, Cl A	33,177	1,196
Chesapeake Utilities Corp	8,602	923
Consolidated Water Co Ltd	4,863	143
IDACORP Inc, Cl A	10,057	934
Otter Tail Corp	4,860	420

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Portland General Electric Co	41,151	$1,728
Pure Cycle Corp *	14,410	137
Spire Inc	9,787	601

		6,759
Total Common Stock
(Cost $470,184) ($ Thousands)		609,732

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
5.340% **†(B)	82,380	82

Total Affiliated Partnership
(Cost $82) ($ Thousands)		82

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
5.130%**†	6,846,093	6,846
Total Cash Equivalent
(Cost $6,846) ($ Thousands)		6,846
Total Investments in Securities — 100.2%
(Cost $477,112) ($ Thousands)		$616,660

Percentages are based on Net Assets of $615,733 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2024.
(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of March 31, 2024 was $82 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	609,732	–	–	609,732
Affiliated Partnership	–	82	–	82
Cash Equivalent	6,846	–	–	6,846
Total Investments in Securities	616,578	82	–	616,660

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Small Cap Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$381	$5,433	$(5,732)	$—	$—	$82	$10	$—
SEI Daily Income Trust, Government Fund, Institutional Class	5,314	112,855	(111,323)	—	—	6,846	128	—
Totals	$5,695	$118,288	$(117,055)	$–	$—	$6,928	$138	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Small Cap Value Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.8%

Communication Services — 3.3%
Advantage Solutions Inc *	21,146	$92
AMC Networks Inc, Cl A *	16,930	205
Cargurus Inc, Cl A *	2,575	59
Cinemark Holdings Inc *	141,189	2,537
EchoStar Corp, Cl A *	11,083	158
Entravision Communications Corp, Cl A	16,827	28
Nexstar Media Group Inc, Cl A	28,803	4,962
Playstudios Inc *	23,481	65
Scholastic Corp, Cl B	8,052	304
Shutterstock Inc	12,829	588
TEGNA Inc	7,000	105
Telephone and Data Systems Inc	18,042	289
Yelp Inc, Cl A *	4,325	170
Ziff Davis Inc *	44,952	2,834

		12,396
Consumer Discretionary — 13.2%
Aaron's Co Inc/The	27,440	206
Academy Sports & Outdoors Inc	10,453	706
Adient PLC *	27,983	921
ADT Inc	68,398	460
Advance Auto Parts Inc	19,356	1,647
Biglari Holdings Inc, Cl B *	257	49
Bloomin' Brands Inc	149,790	4,296
Brinker International Inc *	64,803	3,219
Build-A-Bear Workshop Inc	2,889	86
Capri Holdings Ltd *	10,701	485
Carriage Services Inc, Cl A	11,244	304
Carter's Inc	9,334	790
Cato Corp/The, Cl A	5,737	33
Chegg Inc *	34,253	259
Dick's Sporting Goods Inc	6,199	1,394
Genesco Inc *	10,865	306
G-III Apparel Group Ltd *	29,397	853
Goodyear Tire & Rubber Co/The *	64,715	888

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Group 1 Automotive Inc	6,156	$1,799
Guess? inc, Cl 3	29,104	916
H&R Block Inc	22,264	1,093
Harley-Davidson Inc, Cl A	18,137	793
Haverty Furniture Cos Inc	22,645	773
Helen of Troy Ltd *	6,893	794
Jack in the Box Inc	6,756	463
JAKKS Pacific Inc *	3,144	78
KB Home	17,285	1,225
La-Z-Boy Inc, Cl Z	39,491	1,486
Lithia Motors Inc, Cl A	9,570	2,879
Macy's Inc	26,059	521
MasterCraft Boat Holdings Inc *	5,463	130
Meritage Homes Corp	9,795	1,719
Modine Manufacturing Co *	15,180	1,445
Movado Group Inc	4,903	137
ODP Corp/The *	25,237	1,339
Perdoceo Education Corp	20,135	354
Playa Hotels & Resorts NV *	50,191	487
Polaris Inc	7,725	773
PVH Corp	8,258	1,161
Sally Beauty Holdings Inc *	43,660	542
Signet Jewelers Ltd	12,837	1,285
Taylor Morrison Home Corp, Cl A *	22,228	1,382
Thor Industries Inc	3,789	445
Travel + Leisure Co	11,528	564
Tri Pointe Homes Inc *	67,985	2,628
Upbound Group Inc	18,760	661
Urban Outfitters Inc *	59,273	2,574
Vera Bradley Inc *	9,000	61
Vista Outdoor Inc *	2,602	85
Weyco Group Inc	1,784	57
Whirlpool Corp	7,190	860
Winnebago Industries Inc	11,465	848

		49,259
Consumer Staples — 4.8%
Andersons Inc/The	9,202	528
Cal-Maine Foods Inc	11,653	686
Coca-Cola Consolidated Inc	1,612	1,364
Dole PLC	21,592	258
Energizer Holdings Inc	18,407	542
Herbalife Ltd *	19,568	197
Ingles Markets Inc, Cl A	14,127	1,083
Ingredion Inc	10,460	1,222
Medifast Inc	3,114	119
Nature's Sunshine Products Inc *	3,305	69
Nu Skin Enterprises Inc, Cl A	14,997	207
Pilgrim's Pride Corp *	93,241	3,200
PriceSmart Inc	8,688	730
SpartanNash Co	18,801	380
Spectrum Brands Holdings Inc	39,637	3,528
Sprouts Farmers Market Inc *	13,833	892

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
US Foods Holding Corp *	42,145	$2,275
USANA Health Sciences Inc *	1,728	84
Village Super Market Inc, Cl A	11,753	336

		17,700
Energy — 9.6%
Berry Corp	18,660	150
California Resources Corp	36,809	2,028
Chord Energy Corp	6,601	1,177
CNX Resources Corp *	101,697	2,412
CONSOL Energy Inc	10,395	871
Crescent Point Energy Corp	228,248	1,869
CVR Energy Inc	8,986	321
Delek US Holdings Inc	112,935	3,472
DHT Holdings Inc	46,473	535
DT Midstream Inc	54,212	3,312
FutureFuel Corp	8,129	65
Gulfport Energy Corp *	6,063	971
Helmerich & Payne Inc	42,014	1,767
HF Sinclair Corp	43,510	2,627
International Seaways Inc	1,535	82
Liberty Energy Inc, Cl A	70,226	1,455
Murphy Oil Corp	17,179	785
Overseas Shipholding Group Inc, Cl A	12,695	81
Par Pacific Holdings Inc *	16,624	616
Patterson-UTI Energy Inc	38,226	456
PBF Energy Inc, Cl A	47,451	2,732
Peabody Energy Corp	36,021	874
Ranger Energy Services Inc, Cl A	5,347	60
REX American Resources Corp *	2,781	163
RPC Inc	29,184	226
Scorpio Tankers Inc	14,688	1,051
TechnipFMC PLC	110,445	2,773
Teekay Corp *	22,021	160
US Silica Holdings Inc *	22,091	274
Viper Energy Inc, Cl A	27,420	1,055
World Kinect Corp	44,038	1,165

		35,585
Financials — 23.5%
AFC Gamma Inc ‡	6,041	75
Amalgamated Financial Corp	4,384	105
A-Mark Precious Metals Inc	5,257	161
Apollo Commercial Real Estate Finance Inc ‡	20,183	225
Arbor Realty Trust Inc ‡(A)	54,384	721
Associated Banc-Corp	57,239	1,231
Axis Capital Holdings Ltd	12,377	805
Axos Financial Inc *	11,501	622
B Riley Financial Inc (A)	7,496	159
Banco Latinoamericano de Comercio Exterior SA, Cl E	39,380	1,166
Bank of NT Butterfield & Son Ltd/The	15,049	481

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bank OZK	19,926	$906
BankUnited Inc	39,907	1,117
Bankwell Financial Group Inc	1,565	41
Banner Corp	10,318	495
BayCom Corp	4,440	92
BCB Bancorp Inc	4,520	47
Berkshire Hills Bancorp Inc	27,567	632
BGC Group Inc, Cl A	297,805	2,314
Bread Financial Holdings Inc	14,194	529
BrightSpire Capital Inc, Cl A ‡	49,605	342
Camden National Corp	16,981	569
Capital Bancorp Inc	2,753	57
Carlyle Secured Lending Inc	30,373	495
Cathay General Bancorp	29,761	1,126
Central Pacific Financial Corp	28,255	558
Civista Bancshares Inc	4,598	71
CNB Financial Corp/PA	5,063	103
CNO Financial Group Inc	200,723	5,516
Columbia Banking System Inc	177,275	3,430
Comerica Inc	14,499	797
Community Trust Bancorp Inc	11,577	494
Crawford & Co, Cl A	5,301	50
CrossFirst Bankshares Inc *	11,080	153
Customers Bancorp Inc *	5,757	305
Diamond Hill Investment Group Inc	545	84
Donnelley Financial Solutions Inc *	950	59
Employers Holdings Inc	12,758	579
Enova International Inc *	4,826	303
Enterprise Bancorp Inc	546	14
Euronet Worldwide Inc *	13,023	1,432
Financial Institutions Inc	4,854	91
First BanCorp/Puerto Rico	74,929	1,314
First Bank/Hamilton NJ	4,774	66
First Busey Corp	38,971	937
First Business Financial Services Inc	2,400	90
First Commonwealth Financial Corp	155,214	2,161
First Financial Corp/IN	11,262	432
First Horizon Corp	73,141	1,126
First Merchants Corp	46,354	1,618
Flushing Financial Corp	24,033	303
FNB Corp/PA	195,917	2,762
FS KKR Capital Corp	35,159	671
Fulton Financial Corp	49,566	788
Genworth Financial Inc, Cl A *	279,691	1,798
Golub Capital BDC Inc	38,571	641
Great Southern Bancorp Inc	5,612	308
Green Dot Corp, Cl A *	14,020	131
Greenlight Capital Re Ltd, Cl A *	7,364	92
Hancock Whitney Corp, Cl A	25,083	1,155
Hanmi Financial Corp	25,468	405
HomeStreet Inc	4,844	73
Hope Bancorp Inc	67,276	774

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Independent Bank Corp/MI	6,278	$159
Invesco Mortgage Capital Inc ‡	14,900	144
Jackson Financial Inc, Cl A	75,358	4,984
James River Group Holdings Ltd	12,150	113
KeyCorp	110,639	1,749
Ladder Capital Corp, Cl A ‡	48,615	541
LendingClub Corp *	30,082	264
Lincoln National Corp	100,717	3,216
Mercantile Bank Corp	4,399	169
Merchants Bancorp/IN	5,228	226
MGIC Investment Corp	60,076	1,343
Mid Penn Bancorp Inc	4,546	91
Midland States Bancorp Inc	6,502	163
Mr Cooper Group Inc *	9,756	761
Navient Corp	47,169	821
NCR Atleos Corp *	12,988	257
New Mountain Finance Corp	27,794	352
OceanFirst Financial Corp	15,237	250
OFG Bancorp	71,321	2,625
Old National Bancorp/IN, Cl A	163,467	2,846
Orrstown Financial Services Inc	3,530	95
Pacific Premier Bancorp Inc	61,532	1,477
Pagseguro Digital Ltd, Cl A *	52,714	753
Pathward Financial Inc	7,612	384
PCB Bancorp	3,500	57
PennantPark Investment Corp	49,304	339
PennyMac Financial Services Inc	6,118	557
Peoples Bancorp Inc/OH	11,912	353
Peoples Financial Services Corp	1,020	44
Popular Inc	14,421	1,270
PROG Holdings Inc	13,724	473
QCR Holdings Inc	4,736	288
Radian Group Inc	31,603	1,058
RBB Bancorp	4,906	88
Rithm Capital Corp ‡	92,566	1,033
Sierra Bancorp	4,509	91
Silvercrest Asset Management Group Inc, Cl A	2,900	46
Simmons First National Corp, Cl A	48,685	947
SiriusPoint Ltd *	8,820	112
Sixth Street Specialty Lending Inc	27,913	598
South Plains Financial Inc	3,417	91
Starwood Property Trust Inc ‡	131,661	2,677
StoneX Group Inc *	634	45
Summit Financial Group Inc	3,604	98
Synovus Financial Corp	23,955	960
Third Coast Bancshares Inc *	4,000	80
TowneBank	16,681	468
Trustmark Corp	15,489	435
Universal Insurance Holdings Inc	7,701	157
Valley National Bancorp	63,306	504
Veritex Holdings Inc	26,804	549

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Victory Capital Holdings Inc, Cl A	16,245	$689
WaFd Inc	22,361	649
Zions Bancorp NA	66,359	2,880

		87,616
Health Care — 7.2%
Alkermes PLC *	58,135	1,574
AMN Healthcare Services Inc *	22,337	1,396
Avanos Medical Inc *	7,759	154
Collegium Pharmaceutical Inc *	55,553	2,157
Cross Country Healthcare Inc *	65,436	1,225
Dynavax Technologies Corp *	32,063	398
Eagle Pharmaceuticals Inc/DE *	4,100	22
Enovis Corp *	29,360	1,834
Globus Medical Inc, Cl A *	21,782	1,168
Halozyme Therapeutics Inc *	27,572	1,122
Harmony Biosciences Holdings Inc *	18,382	617
Inmode Ltd *	91,944	1,987
Innoviva Inc *	18,530	282
Integra LifeSciences Holdings Corp *	52,403	1,858
Ironwood Pharmaceuticals Inc, Cl A *	87,438	762
Lantheus Holdings Inc *	13,833	861
Ligand Pharmaceuticals Inc *	21,069	1,540
LivaNova PLC *	22,533	1,261
OraSure Technologies Inc *	21,884	135
Organon & Co	81,391	1,530
Owens & Minor Inc *	23,339	647
Patterson Cos Inc	29,967	829
Pediatrix Medical Group Inc *	23,769	238
PetIQ Inc, Cl A *	6,201	113
Premier Inc, Cl A	23,297	515
Prestige Consumer Healthcare Inc, Cl A *	14,611	1,060
QuidelOrtho Corp *	10,874	521
Select Medical Holdings Corp	18,092	545
SIGA Technologies Inc	6,831	58
TruBridge Inc *	18,821	174
Vanda Pharmaceuticals Inc *	17,148	70
Varex Imaging Corp *	11,234	203
Zimvie Inc *	1,869	31

		26,887
Industrials — 16.8%
ABM Industries Inc	32,305	1,441
ACCO Brands Corp	225,612	1,266
Alaska Air Group Inc *	13,012	559
Allison Transmission Holdings Inc	19,140	1,553
Apogee Enterprises Inc	15,771	934
ArcBest Corp	13,426	1,913
Argan Inc	1,080	55
Astec Industries Inc	20,966	916
Atkore Inc	10,944	2,083
Atmus Filtration Technologies Inc *	37,500	1,209
Barnes Group Inc	28,562	1,061

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BlueLinx Holdings Inc *	2,288	$298
Boise Cascade Co	15,029	2,305
BWX Technologies Inc	40,402	4,146
Commercial Vehicle Group Inc *	7,206	46
CoreCivic Inc *‡	5,245	82
Costamare Inc	14,937	170
CSG Systems International Inc	12,781	659
Deluxe Corp	17,037	351
Eagle Bulk Shipping Inc	1,764	110
Encore Wire Corp	10,463	2,750
Ennis Inc	17,716	363
Esab Corp	26,975	2,983
Fluor Corp *	7,288	308
Gates Industrial Corp PLC *	56,013	992
Griffon Corp	12,374	908
GXO Logistics Inc *	48,388	2,601
Heidrick & Struggles International Inc	5,834	196
Interface Inc, Cl A	35,223	592
Kaman Corp, Cl A	25,227	1,157
Kelly Services Inc, Cl A	28,078	703
Kennametal Inc	12,177	304
ManpowerGroup Inc	5,726	445
Masterbrand Inc *	13,510	253
Matson Inc	3,375	379
Middleby Corp/The *	6,325	1,017
Moog Inc, Cl A	3,317	530
Mueller Industries Inc	43,013	2,320
OPENLANE Inc *	128,791	2,228
Oshkosh Corp	13,516	1,686
Park-Ohio Holdings Corp	9,160	244
Primoris Services Corp	16,754	713
Quanex Building Products Corp	6,485	249
Radiant Logistics Inc *	8,313	45
RB Global Inc	13,637	1,039
Resideo Technologies Inc *	8,384	188
Resources Connection Inc	4,888	64
Rush Enterprises Inc, Cl A	21,119	1,130
Ryder System Inc	16,332	1,963
Safe Bulkers Inc	21,291	106
Sensata Technologies Holding PLC	21,500	790
SkyWest Inc *	9,658	667
Steelcase Inc, Cl A	29,310	383
Terex Corp	32,605	2,100
Timken Co/The	11,567	1,011
Titan International Inc *	15,000	187
TrueBlue Inc *	11,651	146
Tutor Perini Corp *	11,085	160
UFP Industries Inc	1,794	221
Universal Logistics Holdings Inc	2,192	81
Verra Mobility Corp, Cl A *	80,647	2,014
Wabash National Corp	48,290	1,446
WESCO International Inc	11,535	1,976

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
XPO Inc *	14,748	$1,800

		62,595
Information Technology — 7.5%
ACI Worldwide Inc *	50,454	1,676
Amkor Technology Inc	72,246	2,329
Avnet Inc	23,546	1,167
Cirrus Logic Inc *	10,328	956
Clearfield Inc *	8,886	274
Diodes Inc *	7,091	500
Immersion Corp	10,000	75
Insight Enterprises Inc *	4,766	884
Kyndryl Holdings Inc *	68,522	1,491
NCR Voyix Corp *	27,136	343
NetScout Systems Inc *	5,753	126
Photronics Inc *	142,863	4,046
Rimini Street Inc *	11,454	37
Sanmina Corp *	42,527	2,644
ScanSource Inc *	12,167	536
Silicon Motion Technology Corp ADR	41,912	3,225
Super Micro Computer Inc *	839	847
TD SYNNEX Corp	7,218	816
Teledyne Technologies Inc *	2,638	1,133
Teradata Corp *	19,984	773
TTM Technologies Inc *	49,473	774
Unisys Corp *	21,481	105
Verint Systems Inc *	42,813	1,419
Vishay Intertechnology Inc	9,298	211
Vontier Corp	19,126	868
Xerox Holdings Corp	36,614	655

		27,910
Materials — 7.1%
AdvanSix Inc	20,220	578
Alpha Metallurgical Resources Inc	2,783	922
Ashland Inc	10,067	980
Axalta Coating Systems Ltd *	82,433	2,835
Berry Global Group Inc	13,927	842
Chemours Co/The	53,072	1,394
Clearwater Paper Corp *	5,502	241
Commercial Metals Co, Cl A	73,833	4,339
FMC Corp	45,519	2,900
Greif Inc, Cl A	21,234	1,466
Ingevity Corp *	8,037	383
Koppers Holdings Inc	19,263	1,063
LSB Industries Inc *	17,800	156
Minerals Technologies Inc	1,133	85
O-I Glass Inc, Cl I *	48,989	813
Rayonier Advanced Materials Inc *	21,052	101
Ryerson Holding Corp	18,775	629
Silgan Holdings Inc	93,043	4,518
SunCoke Energy Inc	74,724	842
Sylvamo Corp	5,881	363

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Valhi Inc	1,055	$18
Warrior Met Coal Inc	13,973	848

		26,316
Real Estate — 5.3%
American Assets Trust Inc ‡	39,134	857
Apple Hospitality REIT Inc ‡	39,183	642
Brandywine Realty Trust ‡	50,078	240
Brixmor Property Group Inc ‡	24,560	576
Chatham Lodging Trust ‡	27,302	276
DiamondRock Hospitality Co ‡	65,055	625
Diversified Healthcare Trust ‡	45,722	113
EPR Properties, Cl A ‡	19,780	840
Equity Commonwealth *‡	71,938	1,358
Forestar Group Inc *	5,259	211
Franklin Street Properties Corp ‡	59,648	135
Gaming and Leisure Properties Inc ‡	71,284	3,284
Highwoods Properties Inc ‡	82,000	2,147
Kilroy Realty Corp ‡	22,742	829
Kite Realty Group Trust ‡	30,184	654
Newmark Group Inc, Cl A	117,052	1,298
Office Properties Income Trust ‡	18,671	38
Orion Office REIT Inc ‡	16,000	56
Pebblebrook Hotel Trust ‡	33,715	520
Piedmont Office Realty Trust Inc, Cl A ‡	55,893	393
RLJ Lodging Trust ‡	112,317	1,328
Sabra Health Care REIT Inc ‡	71,558	1,057
Service Properties Trust ‡	36,912	250
Summit Hotel Properties Inc ‡	4,100	27
Sunstone Hotel Investors Inc ‡	64,778	722
Uniti Group Inc ‡	105,823	624
Xenia Hotels & Resorts Inc ‡	32,653	490

		19,590
Utilities — 0.5%
ALLETE Inc	2,231	133
Genie Energy Ltd, Cl B	5,000	75
National Fuel Gas Co	20,687	1,111
Northwest Natural Holding Co	3,030	113
ONE Gas Inc	2,026	131
UGI Corp	10,539	259

		1,822
Total Common Stock
(Cost $259,767) ($ Thousands)		367,676

Description	Shares	Market Value ($ Thousands)
REGISTERED INVESTMENT COMPANY — 0.0%
NexPoint Diversified Real Estate Trust	12,828	$85
Total Registered Investment Company

(Cost $110) ($ Thousands)		85

AFFILIATED PARTNERSHIP — 0.3%
SEI Liquidity Fund, LP
5.340% **†(B)	931,355	934

Total Affiliated Partnership
(Cost $931) ($ Thousands)		934

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
5.130%**†	4,572,256	4,572
Total Cash Equivalent
(Cost $4,572) ($ Thousands)		4,572
Total Investments in Securities — 100.3%
(Cost $265,380) ($ Thousands)		$373,267

Percentages are based on Net Assets of $372,278 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2024.
(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of March 31, 2024 was $934 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2024, in valuing the Fund's investments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	367,676	–	–	367,676
Registered Investment Company	85	–	–	85
Affiliated Partnership	–	934	–	934
Cash Equivalent	4,572	–	–	4,572
Total Investments in Securities	372,333	934	–	373,267

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Small Cap Value Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$1,689	$6,064	$(6,819)	$—	$—	$934	$33	$—
SEI Daily Income Trust, Government Fund, Institutional Class	3,706	40,048	(39,182)	—	$—	4,572	89	—
Totals	$5,395	$46,112	$(46,001)	$–	$—	$5,506	$122	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Small Cap Growth Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.8%

Communication Services — 2.9%
Angi Inc, Cl A *	419,223	$1,098
Cargurus Inc, Cl A *	116,401	2,687
Lions Gate Entertainment Corp, Cl B *	95,234	887
PubMatic Inc, Cl A *	63,400	1,504
Reservoir Media Inc *	65,495	519
TechTarget Inc *	19,027	630
TripAdvisor Inc *	30,510	848
Vivid Seats, Cl A *	178,523	1,069
ZipRecruiter Inc, Cl A *	74,447	855

		10,097
Consumer Discretionary — 12.9%
Abercrombie & Fitch Co, Cl A *	21,545	2,700
American Eagle Outfitters Inc	26,370	680
Beazer Homes USA Inc, Cl A *	8,491	279
Beyond Inc *	2,815	101
Brinker International Inc *	13,428	667
Caleres Inc	19,005	780
Carvana Co, Cl A *	1,976	174
Cava Group Inc *	12,349	865
Cavco Industries Inc *	2,106	840
Century Communities Inc	7,912	764
Clarus Corp	142,874	964
Dorman Products Inc *	11,087	1,069
Everi Holdings Inc *	176,630	1,775
First Watch Restaurant Group Inc *	24,207	596
Frontdoor Inc *	14,496	472
Gap Inc/The	28,536	786
G-III Apparel Group Ltd *	6,338	184
Grand Canyon Education Inc *	3,195	435
Group 1 Automotive Inc	2,116	618
Installed Building Products Inc	6,666	1,725
KB Home	36,919	2,617
Life Time Group Holdings Inc *	46,550	722

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Light & Wonder Inc, Cl A *	9,153	$934
Meritage Homes Corp	1,779	312
Modine Manufacturing Co *	25,952	2,470
Murphy USA Inc	2,581	1,082
National Vision Holdings Inc *	31,316	694
Patrick Industries Inc	7,459	891
PlayAGS Inc *	201,179	1,807
PVH Corp	5,760	810
Ralph Lauren Corp, Cl A	4,386	824
Sally Beauty Holdings Inc *	57,351	712
SharkNinja Inc	11,254	701
Signet Jewelers Ltd	4,512	452
Skechers USA Inc, Cl A *	21,059	1,290
Skyline Champion Corp *	3,116	265
Stoneridge Inc *	139,868	2,579
Stride Inc *	20,658	1,302
Sweetgreen, Cl A *	60,094	1,518
Taylor Morrison Home Corp, Cl A *	11,109	691
Texas Roadhouse Inc, Cl A	5,560	859
Toll Brothers Inc	6,503	841
TRI Pointe Homes Inc *	12,558	486
Upbound Group Inc	15,900	560
Urban Outfitters Inc *	34,667	1,505
Valvoline Inc *	18,577	828
Wingstop Inc, Cl A	2,383	873
Worthington Industries Inc	8,576	534

		45,633
Consumer Staples — 3.8%
Beauty Health Co/The *	104,937	466
BellRing Brands Inc *	29,443	1,738
Coca-Cola Consolidated Inc	246	208
Edgewell Personal Care Co	13,321	515
elf Beauty Inc *	8,347	1,636
Energizer Holdings Inc	22,034	649
Freshpet Inc *	7,073	819
Inter Parfums Inc	3,410	479
MGP Ingredients Inc	2,584	222
Post Holdings Inc *	7,826	832
Primo Water Corp	7,006	128
Sprouts Farmers Market Inc *	31,805	2,051
Turning Point Brands Inc	89,904	2,634
Vita Coco Co Inc/The *	20,300	496
Vital Farms Inc *	31,625	735

		13,608
Energy — 5.0%
Archrock Inc	47,935	943
Ardmore Shipping Corp	31,616	519
Civitas Resources Inc	10,443	793
Crescent Energy, Cl A	52,552	625
CVR Energy Inc	17,387	620
Delek US Holdings Inc	16,610	511

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Helmerich & Payne Inc	13,638	$574
International Seaways Inc	12,755	679
Kodiak Gas Services	27,318	747
Newpark Resources Inc, Cl A *	241,805	1,746
Oceaneering International Inc, Cl A *	8,930	209
Par Pacific Holdings Inc *	19,864	736
Peabody Energy Corp	20,997	509
Permian Resources Corp, Cl A	16,464	291
Scorpio Tankers Inc	18,043	1,291
SFL Corp Ltd	9,473	125
TechnipFMC PLC	23,415	588
Teekay Tankers Ltd, Cl A	12,620	737
Tidewater Inc *	13,653	1,256
Viper Energy Inc, Cl A	53,133	2,043
Weatherford International PLC *	17,610	2,032

		17,574
Financials — 9.0%
Assured Guaranty Ltd	15,171	1,324
AvidXchange Holdings Inc *	38,543	507
Axos Financial Inc *	13,730	742
Banco Latinoamericano de Comercio Exterior SA, Cl E	4,185	124
Bancorp Inc/The *	8,827	295
BGC Group Inc, Cl A	51,457	400
City Holding Co	4,805	501
CNO Financial Group Inc	23,105	635
Customers Bancorp Inc *	8,043	427
Donnelley Financial Solutions Inc *	5,721	355
Evercore Inc, Cl A	4,145	798
Federal Agricultural Mortgage Corp, Cl C	2,478	488
Fidelis Insurance Holdings	37,365	728
Fulton Financial Corp	37,700	599
Hancock Whitney Corp, Cl A	12,722	586
HCI Group Inc	4,920	571
International Money Express Inc *	97,860	2,234
Kinsale Capital Group Inc	2,130	1,118
Lemonade Inc *	12,628	207
Live Oak Bancshares Inc	9,383	389
Mercury General Corp	15,822	816
Moneylion *	7,259	518
Mr Cooper Group Inc *	39,235	3,058
NMI Holdings Inc, Cl A *	19,220	622
Northwest Bancshares Inc	46,808	545
OFG Bancorp	16,285	599
Palomar Holdings Inc, Cl A *	8,261	693
Park National Corp	4,613	627
Pathward Financial Inc	11,351	573
Paymentus Holdings Inc, Cl A *	29,517	671
PennyMac Financial Services Inc	3,280	299
Piper Sandler Cos	1,985	394
Preferred Bank/Los Angeles CA	9,400	722
PROG Holdings Inc	12,747	439

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
QCR Holdings Inc	3,588	$218
Remitly Global Inc *	7,580	157
Skyward Specialty Insurance Group Inc *	28,674	1,073
Trustmark Corp	22,017	619
UMB Financial Corp	20,314	1,767
United Bankshares Inc/WV	17,307	619
Victory Capital Holdings Inc, Cl A	14,974	635
WisdomTree Inc	216,432	1,989
World Acceptance Corp *	5,409	784
WSFS Financial Corp	11,566	522

		31,987
Health Care — 19.9%
4D Molecular Therapeutics Inc *	48,875	1,557
Addus HomeCare Corp *	5,354	553
ADMA Biologics Inc *	237,534	1,568
Alpine Immune Sciences Inc *	15,034	596
Amphastar Pharmaceuticals Inc *	5,579	245
ANI Pharmaceuticals Inc *	8,695	601
Apogee Therapeutics *	9,672	643
Arcellx Inc *	11,751	817
Ardelyx Inc *	10,056	73
Arvinas Inc *	19,973	824
Axogen Inc *	90,779	733
Biohaven Ltd *	10,544	577
Blueprint Medicines Corp *	15,556	1,476
Bridgebio Pharma Inc *	6,437	199
C4 Therapeutics Inc *(A)	79,196	647
CareDx Inc *	72,593	769
Celldex Therapeutics Inc *	14,164	594
Certara Inc *	45,308	810
CG oncology *	9,510	417
Collegium Pharmaceutical Inc *	33,507	1,301
Corcept Therapeutics Inc *	20,150	508
CorVel Corp *	578	152
Crinetics Pharmaceuticals Inc *	20,566	963
Cytokinetics Inc *	7,076	496
Definitive Healthcare Corp, Cl A *	121,739	982
Disc Medicine Inc, Cl A *	8,409	524
Dyne Therapeutics Inc *	29,410	835
Ensign Group Inc/The	4,928	613
Evolent Health Inc, Cl A *	25,465	835
Glaukos Corp *	7,472	705
Haemonetics Corp *	5,845	499
HealthEquity Inc *	25,141	2,052
Hims & Hers Health Inc *	89,630	1,387
Ideaya Biosciences Inc *	19,210	843
Immunome *	22,325	551
Immunovant Inc *	12,289	397
Inhibrx Inc *	20,777	726
Integer Holdings Corp *	6,245	729
Iovance Biotherapeutics Inc *	42,899	636
Janux Therapeutics *	9,357	352

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kiniksa Pharmaceuticals Ltd, Cl A *	65,136	$1,285
Krystal Biotech Inc *	9,032	1,607
Lantheus Holdings Inc *	12,407	772
LifeMD Inc *	60,718	624
Ligand Pharmaceuticals Inc *	7,840	573
Liquidia Technologies Inc *	47,127	695
Longboard Pharmaceuticals *	23,989	518
Lyell Immunopharma *	47,847	107
MaxCyte Inc *	94,508	396
Medpace Holdings Inc *	6,240	2,522
Merit Medical Systems Inc *	35,559	2,694
Nevro Corp *	43,003	621
Newamsterdam Pharma *	16,546	391
Nkarta *	8,183	88
Nurix Therapeutics Inc *	10,070	148
Nuvalent Inc, Cl A *	12,212	917
Omnicell Inc *	13,466	394
OraSure Technologies Inc *	22,964	141
ORIC Pharmaceuticals Inc *	74,193	1,020
Paragon 28 Inc *	37,443	462
Pediatrix Medical Group Inc *	74,198	744
Phreesia Inc *	30,579	732
PMV Pharmaceuticals Inc *	286,250	487
Prestige Consumer Healthcare Inc, Cl A *	19,326	1,402
PROCEPT BioRobotics Corp *	10,162	502
Progyny Inc *	14,759	563
Protagonist Therapeutics Inc *	20,242	586
QuidelOrtho Corp *	23,424	1,123
RadNet Inc *	26,963	1,312
Relay Therapeutics Inc *	72,577	602
RxSight Inc *	15,023	775
Silk Road Medical Inc *	88,184	1,616
Soleno Therapeutics Inc *	11,431	489
SpringWorks Therapeutics Inc *	17,582	865
Structure Therapeutics ADR *	17,186	737
Tandem Diabetes Care Inc *	49,015	1,736
Tarsus Pharmaceuticals *	34,535	1,255
Tenet Healthcare Corp *	14,918	1,568
TG Therapeutics Inc *	28,717	437
TransMedics Group Inc *	16,474	1,218
UFP Technologies Inc *	3,531	891
Vaxcyte Inc *	10,621	726
Vera Therapeutics, Cl A *	12,613	544
Veracyte Inc *	49,055	1,087
Vericel Corp *	29,550	1,537
Viking Therapeutics Inc *	15,845	1,299

		70,593
Industrials — 23.9%
AAON Inc	18,827	1,659
ABM Industries Inc	15,057	672
Acuity Brands Inc	3,160	849
ACV Auctions Inc, Cl A *	155,668	2,922

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AeroVironment Inc *	5,577	$855
Alight Inc, Cl A *	292,280	2,879
Allison Transmission Holdings Inc	10,849	880
American Woodmark Corp *	6,191	629
API Group Corp *	19,421	763
Applied Industrial Technologies Inc, Cl A	9,211	1,820
ArcBest Corp	6,713	957
Arcosa Inc	8,487	729
Armstrong World Industries Inc	6,588	818
Atkore Inc	868	165
Atmus Filtration Technologies Inc *	18,014	581
AZEK Co Inc/The, Cl A *	16,546	831
AZZ Inc	8,100	626
Beacon Roofing Supply Inc *	11,300	1,108
Boise Cascade Co	1,611	247
BWX Technologies Inc, Cl W	7,515	771
Byrna Technologies Inc *	165,322	2,303
Cadre Holdings	12,669	459
CECO Environmental Corp *	23,771	547
Cimpress PLC *	25,106	2,222
Comfort Systems USA Inc	6,917	2,198
Construction Partners Inc, Cl A *	25,969	1,458
Core & Main Inc, Cl A *	15,575	892
Costamare Inc	55,103	625
Crane Co	4,066	549
Curtiss-Wright Corp	3,143	804
Dycom Industries Inc *	13,513	1,939
Encore Wire Corp	3,138	825
Esab Corp	8,474	937
ExlService Holdings Inc *	33,069	1,052
Forrester Research Inc *	65,565	1,414
FTAI Aviation Ltd	17,333	1,166
GATX Corp	5,009	671
GEO Group *‡	58,834	831
Gibraltar Industries Inc *	7,676	618
GMS Inc *	22,968	2,236
Greenbrier Cos Inc/The	14,695	766
Griffon Corp	30,260	2,219
H&E Equipment Services Inc	24,891	1,597
Heartland Express Inc	58,263	696
Hillman Solutions *	65,089	692
HNI Corp	12,492	564
Hudson Technologies Inc *	115,327	1,270
Huron Consulting Group Inc *	6,268	606
IES Holdings Inc *	5,033	612
Interface Inc, Cl A	5,842	98
Kadant Inc	1,270	417
Kirby Corp *	24,570	2,342
Korn Ferry	1,896	125
Legalzoom.com Inc *	197,229	2,631
Leonardo DRS Inc *	30,695	678
Limbach Holdings Inc *	2,901	120

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Small Cap Growth Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lyft Inc, Cl A *	41,083	$795
Matson Inc	27,023	3,037
MillerKnoll Inc	19,380	480
Montrose Environmental Group Inc *	22,357	876
Moog Inc, Cl A	4,643	741
Mueller Water Products Inc, Cl A	32,777	527
MYR Group Inc *	3,915	692
NEXTracker Inc, Cl A *	35,890	2,019
nVent Electric PLC	7,592	572
OPENLANE Inc *	34,928	604
Parsons Corp *	12,216	1,013
Powell Industries Inc	7,989	1,137
RB Global Inc	36,786	2,802
REV Group Inc	46,743	1,033
Rush Enterprises Inc, Cl A	5,642	302
Simpson Manufacturing Co Inc	4,718	968
SkyWest Inc *	17,553	1,213
SPX Technologies Inc *	5,876	723
Sterling Infrastructure Inc *	12,436	1,372
Tennant Co	13,992	1,702
Vertiv Holdings Co, Cl A	10,246	837
Watts Water Technologies Inc, Cl A	3,588	763
XPO Inc *	4,726	577

		84,725
Information Technology — 16.0%
8x8 Inc *	400,366	1,081
ACM Research Inc, Cl A *	36,087	1,052
Agilysys Inc *	8,394	707
Alkami Technology Inc *	58,513	1,438
Allegro MicroSystems Inc *	21,844	589
Amplitude Inc, Cl A *	82,240	895
Appfolio Inc, Cl A *	6,177	1,524
Asana Inc, Cl A *	3,000	46
Aurora Innovation, Cl A *	28,847	81
Badger Meter Inc	8,261	1,337
Bel Fuse Inc, Cl B	1,631	98
Belden Inc	5,312	492
Bit Digital *(A)	32,894	94
Blackbaud Inc, Cl A *	9,014	668
Braze Inc, Cl A *	20,442	906
Cleanspark Inc *	34,009	721
Clear Secure, Cl A	28,232	601
Coherent Corp *	11,356	688
CommVault Systems *	17,582	1,783
Consensus Cloud Solutions Inc *	89,423	1,418
Couchbase *	39,025	1,027
Credo Technology Group Holding Ltd *	39,387	835
CS Disco *	106,818	868
Fabrinet *	6,760	1,278
Freshworks Inc, Cl A *	11,738	214
Ichor Holdings Ltd *	17,173	663
Impinj Inc *	1,455	187

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Informatica Inc, Cl A *	27,524	$963
Insight Enterprises Inc *	1,664	309
Intapp Inc *	20,783	713
InterDigital Inc	4,889	520
Itron Inc *	6,775	627
JFrog Ltd *	21,679	959
Kyndryl Holdings Inc *	36,128	786
LiveRamp Holdings Inc *	29,594	1,021
Marathon Digital Holdings *	6,147	139
MicroStrategy Inc, Cl A *	53	90
Mirion Technologies Inc, Cl A *	280,191	3,186
MKS Instruments Inc	6,423	854
Napco Security Technologies Inc	32,758	1,316
Navitas Semiconductor, Cl A *	117,321	560
NetScout Systems Inc *	30,704	671
Nutanix Inc, Cl A *	14,035	866
Onto Innovation Inc *	8,467	1,533
OSI Systems Inc *	4,979	711
PagerDuty Inc *	113,339	2,571
Pegasystems Inc	12,949	837
Q2 Holdings Inc *	25,188	1,324
Qualys Inc *	1,470	245
Rapid7 Inc *	12,533	615
Silicon Laboratories Inc *	1,272	183
SMART Global Holdings Inc *	32,520	856
Smartsheet Inc, Cl A *	44,547	1,715
SolarWinds Corp *	53,232	672
Sprinklr Inc, Cl A *	36,493	448
SPS Commerce Inc *	1,280	237
Super Micro Computer Inc *	4,719	4,766
Tenable Holdings Inc *	13,400	662
TTM Technologies Inc *	44,297	693
Varonis Systems Inc, Cl B *	13,003	613
Veeco Instruments Inc *	44,821	1,576
Vontier Corp	21,824	990
Xerox Holdings Corp	44,020	788

		56,906
Materials — 2.5%
Alpha Metallurgical Resources Inc	1,168	387
Aspen Aerogels Inc *	77,347	1,361
Cabot Corp	7,381	681
Eagle Materials Inc	3,458	940
Innospec Inc	5,093	657
Koppers Holdings Inc	11,224	619
Minerals Technologies Inc	8,730	657
NewMarket Corp	1,203	764
Quaker Chemical Corp	2,628	539
Ranpak Holdings Corp, Cl A *	229,393	1,805
Summit Materials Inc, Cl A *	12,679	565

		8,975

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 2.0%
Acadia Realty Trust ‡	32,826	$558
Anywhere Real Estate Inc *	34,274	212
COPT Defense Properties ‡	22,909	554
Essential Properties Realty Trust Inc ‡	20,051	535
Forestar Group Inc *	23,170	931
Innovative Industrial Properties Inc, Cl A ‡	7,266	752
Newmark Group Inc, Cl A	36,897	409
Ryman Hospitality Properties Inc ‡	8,780	1,015
Tanger Inc ‡	22,777	673
Terreno Realty Corp ‡	10,156	674
Xenia Hotels & Resorts Inc ‡	39,727	596

		6,909
Utilities — 0.9%
Black Hills Corp, Cl A	12,293	671
Consolidated Water Co Ltd	2,771	81
New Jersey Resources Corp	11,557	496
Otter Tail Corp	11,414	986
Pure Cycle Corp *	46,415	441
SJW Group	11,016	624

		3,299
Total Common Stock
(Cost $274,402) ($ Thousands)		350,306

AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, LP
5.340% **†(B)	743,340	737

Total Affiliated Partnership
(Cost $743) ($ Thousands)		737

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
5.130%**†	4,353,901	$4,354
Total Cash Equivalent
(Cost $4,354) ($ Thousands)		4,354
Total Investments in Securities — 100.2%
(Cost $279,499) ($ Thousands)		$355,397

Percentages are based on Net Assets of $354,667 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2024.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2024.
(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of March 31, 2024 was $737 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	350,306	–	–	350,306
Affiliated Partnership	–	737	–	737
Cash Equivalent	4,354	–	–	4,354
Total Investments in Securities	354,660	737	–	355,397

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$2,403	$9,076	$(10,740)	$—	$(2)	$737	$69	$—
SEI Daily Income Trust, Government Fund, Institutional Class	3,887	38,138	(37,671)	—	—	4,354	101	—
Totals	$6,290	$47,214	$(48,411)	$–	$(2)	$5,091	$170	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations. The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Tax-Managed Small/Mid Cap Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.7%

Communication Services — 4.2%
AdTheorent Holding Co Inc *	170,000	$546
Cinemark Holdings Inc *	433,279	7,786
Cogent Communications Holdings Inc	12,431	812
Electronic Arts Inc	2,290	304
IAC Inc *	3,105	166
Interpublic Group of Cos Inc/The	24,754	808
Lions Gate Entertainment Corp, Cl A *	17,833	177
Match Group Inc *	1,449	53
MediaAlpha Inc, Cl A *	68,180	1,389
Nexstar Media Group Inc, Cl A	65,404	11,268
Shutterstock Inc	14,686	673
Take-Two Interactive Software Inc, Cl A *	3,431	509
TKO Group Holdings Inc, Cl A	29,835	2,578
TrueCar Inc *	395,631	1,341
Yelp Inc, Cl A *	38,859	1,531
Ziff Davis Inc *	112,296	7,079

		37,020
Consumer Discretionary — 9.8%
1stdibs.com Inc *	100,000	596
Abercrombie & Fitch Co, Cl A *	3,827	480
Accel Entertainment Inc, Cl A *	81,211	957
Advance Auto Parts Inc	48,018	4,086
American Eagle Outfitters Inc	12,590	325
Asbury Automotive Group Inc *	3,907	921
AutoNation Inc *	1,730	286
Bloomin' Brands Inc	226,408	6,493
Bright Horizons Family Solutions Inc *	1,538	174
Brinker International Inc *	215,582	10,710
Carrols Restaurant Group Inc	171,438	1,630
Carter's Inc	13,757	1,165
Coursera Inc *	129,317	1,813
Cricut Inc, Cl A	52,506	250

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dave & Buster's Entertainment Inc *	39,310	$2,461
Deckers Outdoor Corp *	1,672	1,574
Duolingo Inc, Cl A *	9,465	2,088
Etsy Inc *	6,503	447
Frontdoor Inc *	11,789	384
Group 1 Automotive Inc	4,472	1,307
Haverty Furniture Cos Inc	17,831	608
Helen of Troy Ltd *	8,526	982
Hibbett Inc	17,681	1,358
LCI Industries	15,997	1,969
Lithia Motors Inc, Cl A	24,454	7,357
LKQ Corp	42,488	2,269
Modine Manufacturing Co *	67,133	6,390
Murphy USA Inc	5,255	2,203
Ollie's Bargain Outlet Holdings Inc *	3,893	310
Pool Corp	13,752	5,549
Skechers USA Inc, Cl A *	19,536	1,197
Standard Motor Products Inc	6,044	203
Strategic Education Inc	7,744	806
Stride Inc *	38,570	2,432
Taylor Morrison Home Corp, Cl A *	45,726	2,843
Universal Technical Institute Inc *	31,501	502
Urban Outfitters Inc *	144,768	6,286
Vail Resorts Inc	9,293	2,071
Whirlpool Corp	11,925	1,427
Williams-Sonoma Inc	2,639	838
Winmark Corp	1,329	481

		86,228
Consumer Staples — 5.0%
BellRing Brands Inc *	10,378	613
BJ's Wholesale Club Holdings Inc *	12,598	953
Cal-Maine Foods Inc	80	5
Casey's General Stores Inc	3,155	1,005
Central Garden & Pet Co, Cl A *	19,370	715
Coca-Cola Consolidated Inc	2,372	2,008
Darling Ingredients Inc *	16,819	782
elf Beauty Inc *	11,364	2,228
Flowers Foods Inc	23,770	565
Fresh Del Monte Produce Inc	22,329	579
Freshpet Inc *	8,866	1,027
Honest Co Inc/The *	243,727	987
Ingles Markets Inc, Cl A	6,621	508
Ingredion Inc	14,851	1,735
J & J Snack Foods Corp	7,030	1,016
John B Sanfilippo & Son Inc	5,357	567
Kroger Co/The	6,156	352
Lifeway Foods Inc *	49,292	849
Nature's Sunshine Products Inc *	16,727	347
Pilgrim's Pride Corp *	278,987	9,575
PriceSmart Inc	12,015	1,009
Primo Water Corp	86,629	1,577
Seaboard Corp	44	142

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Seneca Foods Corp, Cl A *	315	$18
Spectrum Brands Holdings Inc	75,995	6,764
Sprouts Farmers Market Inc *	27,834	1,795
Universal Corp/VA	18,077	935
US Foods Holding Corp *	21,619	1,167
USANA Health Sciences Inc *	4,731	229
Village Super Market Inc, Cl A	16,517	473
Vital Farms Inc *	77,527	1,802
Weis Markets Inc	26,233	1,689

		44,016
Energy — 5.1%
Archrock Inc	26,874	529
ChampionX Corp	14,821	532
CNX Resources Corp *	105,025	2,491
Coterra Energy Inc	69,602	1,940
Crescent Point Energy Corp	280,271	2,295
Delek US Holdings Inc	314,513	9,668
DHT Holdings Inc	83,305	958
Diamondback Energy Inc, Cl A	12,076	2,393
DT Midstream Inc	68,483	4,184
Golar LNG Ltd	5,175	124
Gulfport Energy Corp *	10,152	1,626
HF Sinclair Corp	40,000	2,415
International Seaways Inc	20,216	1,075
Marathon Petroleum Corp	7,296	1,470
Par Pacific Holdings Inc *	21,115	783
Pioneer Natural Resources Co	3,254	854
TechnipFMC PLC	187,640	4,712
Teekay Corp *	107,083	780
Teekay Tankers Ltd, Cl A	23,249	1,358
Tidewater Inc *	15,597	1,435
Viper Energy Inc, Cl A	71,469	2,749

		44,371
Financials — 18.6%
1st Source Corp	7,047	369
Allstate Corp/The	990	171
American Equity Investment Life Holding Co *	40,116	2,255
American Financial Group Inc/OH	13,674	1,866
Ameriprise Financial Inc	4,701	2,061
AMERISAFE Inc	4,184	210
Arch Capital Group Ltd *	10,008	925
AssetMark Financial Holdings Inc *	29,705	1,052
AvidXchange Holdings Inc *	17,254	227
Axos Financial Inc *	48,113	2,600
Bain Capital Specialty Finance Inc	180,069	2,823
Banc of California Inc	34,251	521
Banco Latinoamericano de Comercio Exterior SA, Cl E	49,383	1,463
Bank OZK	55,988	2,545
BankUnited Inc	6,774	190

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BGC Group Inc, Cl A	1,099,126	$8,540
Cambridge Bancorp	2,114	144
Capital City Bank Group Inc	9,652	267
Cass Information Systems Inc	2,041	98
Cboe Global Markets Inc	3,600	661
City Holding Co	9,869	1,029
CNO Financial Group Inc	301,615	8,288
Columbia Banking System Inc	479,381	9,276
Comerica Inc	6,969	383
Community Trust Bancorp Inc	21,646	923
Diamond Hill Investment Group Inc	2,001	309
Donnelley Financial Solutions Inc *	39,415	2,444
Eagle Bancorp Inc	21,162	497
Employers Holdings Inc	17,888	812
Enact Holdings Inc	7,491	234
Enova International Inc *	9,200	578
Enstar Group Ltd *	314	98
Essent Group Ltd	17,254	1,027
Euronet Worldwide Inc *	60,730	6,676
Everest Group Ltd	6,060	2,409
EVERTEC Inc	55,000	2,195
Federal Agricultural Mortgage Corp, Cl C	1,256	247
Financial Institutions Inc	64,862	1,221
First American Financial Corp	3,200	195
First Citizens BancShares Inc/NC, Cl A	775	1,267
First Commonwealth Financial Corp	316,920	4,412
First Community Bankshares Inc	66,479	2,302
First Internet Bancorp	34,235	1,189
First Interstate BancSystem Inc, Cl A	51,000	1,388
First Merchants Corp	43,616	1,522
FirstCash Holdings Inc	11,094	1,415
FNB Corp/PA	494,669	6,975
GCM Grosvenor Inc, Cl A	76,518	739
Global Payments Inc	1,009	135
Goosehead Insurance Inc, Cl A *	5,104	340
Great Southern Bancorp Inc	13,042	715
Hamilton Lane Inc, Cl A	9,000	1,015
Hanover Insurance Group Inc/The, Cl A	25,705	3,500
Heritage Insurance Holdings Inc *	70,585	752
HomeTrust Bancshares Inc	4,975	136
Horace Mann Educators Corp, Cl A	66,934	2,476
Independent Bank Corp/MI	12,857	326
Jackson Financial Inc, Cl A	160,532	10,618
KeyCorp	114,508	1,810
Lincoln National Corp	335,302	10,706
MarketAxess Holdings Inc	350	77
Merchants Bancorp/IN	59,391	2,565
Mercury General Corp	8,325	430
MidWestOne Financial Group Inc	30,180	707
Moneylion Inc *	17,963	1,281
NMI Holdings Inc, Cl A *	16,031	518
OFG Bancorp	133,441	4,912

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Old National Bancorp/IN, Cl A	201,886	$3,515
Oscar Health Inc, Cl A *	128,448	1,910
Pacific Premier Bancorp Inc	115,527	2,773
Pagseguro Digital Ltd, Cl A *	94,344	1,347
Paymentus Holdings Inc, Cl A *	128,882	2,932
PJT Partners Inc, Cl A	14,364	1,354
Popular Inc	11,261	992
Preferred Bank/Los Angeles CA	13,055	1,002
Reinsurance Group of America Inc, Cl A	7,938	1,531
Remitly Global Inc *	37,571	779
RenaissanceRe Holdings Ltd	4,308	1,013
Republic Bancorp Inc/KY, Cl A	17,019	868
Safety Insurance Group Inc	2,574	212
Selective Insurance Group Inc	19,688	2,149
Sierra Bancorp	10,091	204
Starwood Property Trust Inc ‡	274,065	5,572
United Fire Group Inc	23,336	508
Universal Insurance Holdings Inc	24,324	494
Westamerica BanCorp	22,421	1,096
Zions Bancorp NA	35,664	1,548

		163,856
Health Care — 12.9%
ACADIA Pharmaceuticals Inc *	87,758	1,623
Addus HomeCare Corp *	5,000	517
ADMA Biologics Inc *	263,628	1,740
Agios Pharmaceuticals Inc *	25,779	754
Akero Therapeutics Inc *	15,000	379
Alkermes PLC *	68,608	1,857
Amicus Therapeutics Inc *	125,521	1,479
AMN Healthcare Services Inc *	37,327	2,333
Amphastar Pharmaceuticals Inc *	38,650	1,697
ANI Pharmaceuticals Inc *	36,413	2,517
Anika Therapeutics Inc *	49,576	1,259
Ascendis Pharma A/S ADR *	10,262	1,551
AtriCure Inc *	7,005	213
Avista Public Acquisition Corp II, Cl W *	67,355	365
Biohaven Ltd *	7,698	421
BioMarin Pharmaceutical Inc *	7,000	611
Bioventus Inc, Cl A *	293,568	1,527
Blueprint Medicines Corp *	2,467	234
Catalyst Pharmaceuticals Inc *	32,000	510
Cencora Inc, Cl A	4,713	1,145
Charles River Laboratories International Inc *	7,525	2,039
Chemed Corp	5,665	3,637
Collegium Pharmaceutical Inc *	141,833	5,506
CorVel Corp *	3,132	824
Crinetics Pharmaceuticals Inc *	6,227	292
Cross Country Healthcare Inc *	21,725	407
Cullinan Oncology Inc *	9,439	161
CVRx Inc *	33,796	615
Doximity Inc, Cl A *	67,559	1,818

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Edgewise Therapeutics Inc *	61,045	$1,114
Encompass Health Corp	19,928	1,646
Enovis Corp *	68,384	4,271
Ensign Group Inc/The	4,885	608
Establishment Labs Holdings Inc *	10,205	519
Globus Medical Inc, Cl A *	14,804	794
GoodRx Holdings Inc, Cl A *	21,916	156
Haemonetics Corp *	8,827	753
Harmony Biosciences Holdings Inc *	9,936	334
HealthEquity Inc *	15,081	1,231
HealthStream Inc	76,121	2,029
Hims & Hers Health Inc *	104,175	1,612
ICON PLC ADR *	7,886	2,649
ICU Medical Inc *	5,669	608
IDEXX Laboratories Inc *	458	247
Incyte Corp *	3,300	188
Inmode Ltd *	237,294	5,128
Insmed Inc *	22,493	610
Integra LifeSciences Holdings Corp *	58,738	2,082
Intra-Cellular Therapies Inc, Cl A *	6,446	446
Ionis Pharmaceuticals Inc *	6,047	262
Iovance Biotherapeutics Inc *	61,381	910
iRadimed Corp	6,407	282
Jazz Pharmaceuticals PLC *	5,000	602
Kiniksa Pharmaceuticals Ltd, Cl A *	31,021	612
LeMaitre Vascular Inc	21,975	1,458
Ligand Pharmaceuticals Inc *	44,793	3,274
LivaNova PLC *	66,167	3,701
Masimo Corp *	3,863	567
Medpace Holdings Inc *	12,810	5,177
Merit Medical Systems Inc *	17,000	1,288
Mettler-Toledo International Inc *	411	547
National HealthCare Corp	4,888	462
NeoGenomics Inc *	6,928	109
Neurocrine Biosciences Inc *	11,777	1,624
OmniAB Inc *	11,714	—
Option Care Health Inc *	40,000	1,342
OraSure Technologies Inc *	166,742	1,026
Pacira BioSciences Inc *	40,636	1,187
Pennant Group Inc/The *	81,388	1,598
Penumbra Inc *	1,427	319
PetIQ Inc, Cl A *	17,066	312
Phibro Animal Health Corp, Cl A	101,110	1,307
Premier Inc, Cl A	63,450	1,402
Prestige Consumer Healthcare Inc, Cl A *	46,904	3,403
Puma Biotechnology Inc *	142,162	754
Quanterix Corp *	43,035	1,014
QuidelOrtho Corp *	4,273	205
Revvity Inc	12,707	1,334
RxSight Inc *	13,728	708
Select Medical Holdings Corp	17,097	516
Supernus Pharmaceuticals Inc *	36,249	1,236

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Taro Pharmaceutical Industries Ltd *	25,554	$1,082
Teleflex Inc	3,980	900
Tenet Healthcare Corp *	6,108	642
Theravance Biopharma Inc *	30,242	271
UFP Technologies Inc *	6,094	1,537
United Therapeutics Corp *	7,055	1,621
Varex Imaging Corp *	22,778	412
Viemed Healthcare Inc *	122,739	1,157
Voyager Therapeutics Inc *	48,392	451
WaVe Life Sciences Ltd *	299,865	1,850

		113,517
Industrials — 18.4%
A O Smith Corp	4,400	394
AAON Inc	24,624	2,169
AAR Corp *	15,000	898
ABM Industries Inc	64,862	2,894
ACCO Brands Corp	414,648	2,326
Acuity Brands Inc	2,320	623
Advanced Drainage Systems Inc	14,960	2,577
AECOM	13,579	1,332
AeroVironment Inc *	8,052	1,234
Apogee Enterprises Inc	8,561	507
Applied Industrial Technologies Inc, Cl A	12,000	2,371
Astec Industries Inc	50,444	2,205
Atmus Filtration Technologies Inc *	6,780	219
Barnes Group Inc	83,927	3,118
Barrett Business Services Inc	2,176	276
Boise Cascade Co	4,228	648
Brink's Co/The	1,514	140
Broadridge Financial Solutions Inc	1,700	348
Builders FirstSource Inc *	9,855	2,055
BWX Technologies Inc	92,285	9,470
CACI International Inc, Cl A *	1,073	406
Casella Waste Systems Inc, Cl A *	5,000	494
CBIZ Inc *	13,842	1,087
CECO Environmental Corp *	52,254	1,203
Cimpress PLC *	10,954	969
Cintas Corp	3,186	2,189
Clean Harbors Inc *	7,022	1,414
Construction Partners Inc, Cl A *	2,041	115
CRA International Inc	11,678	1,747
CSG Systems International Inc	16,685	860
CSW Industrials Inc	1,824	428
Curtiss-Wright Corp	12,804	3,277
Ducommun Inc *	8,335	428
EMCOR Group Inc	14,058	4,923
EnerSys	3,724	352
Esab Corp	75,081	8,302
ExlService Holdings Inc *	74,842	2,380
Exponent Inc	24,310	2,010
Franklin Covey Co *	648	25
FTI Consulting Inc *	6,375	1,341

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gorman-Rupp Co/The	13,217	$523
GXO Logistics Inc *	66,615	3,581
H&E Equipment Services Inc	2,651	170
Hillenbrand Inc	1,943	98
Hub Group Inc, Cl A	25,928	1,121
Huntington Ingalls Industries Inc, Cl A	1,235	360
Huron Consulting Group Inc *	1,476	143
Hyster-Yale Materials Handling Inc	10,524	675
IDEX Corp	4,000	976
Kadant Inc	7,375	2,420
Kaman Corp, Cl A	101,060	4,636
Kennametal Inc	59,550	1,485
Kforce Inc	10,057	709
L B Foster Co, Cl A *	36,797	1,005
L3Harris Technologies Inc	2,036	434
Landstar System Inc	8,600	1,658
Legalzoom.com Inc *	102,367	1,366
LSI Industries Inc	40,693	615
Luxfer Holdings PLC	23,229	241
Marten Transport Ltd	25,038	463
Masonite International Corp *	28,376	3,730
Miller Industries Inc/TN	36,016	1,804
MSA Safety Inc	10,698	2,071
Mueller Industries Inc	16,000	863
MYR Group Inc *	14,511	2,565
National Presto Industries Inc	7,176	601
Old Dominion Freight Line Inc, Cl A	10,792	2,367
OPENLANE Inc *	252,208	4,363
Park Aerospace Corp	81,129	1,349
Powell Industries Inc	11,343	1,614
Primoris Services Corp	29,688	1,264
Proto Labs Inc *	50,990	1,823
RB Global Inc	40,510	3,086
RBC Bearings Inc *	4,000	1,081
Resources Connection Inc	21,841	287
Rush Enterprises Inc, Cl A	58,383	3,125
RXO Inc *	50,356	1,101
Science Applications International Corp	13,698	1,786
Sensata Technologies Holding PLC	85,477	3,140
Simpson Manufacturing Co Inc	7,500	1,539
SkyWest Inc *	21,015	1,452
SP Plus Corp *	1,746	91
Standex International Corp	5,842	1,064
Steelcase Inc, Cl A	39,651	519
Tennant Co	12,618	1,534
Terex Corp	23,983	1,544
Tetra Tech Inc	24,827	4,586
Toro Co/The	2,800	257
UFP Industries Inc	9,396	1,156
United Rentals Inc	3,502	2,525
Verra Mobility Corp, Cl A *	125,782	3,141
WESCO International Inc	27,460	4,703

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WNS Holdings Ltd *	5,198	$263
XPO Inc *	55,015	6,713
Xylem Inc/NY	4,342	561

		162,101
Information Technology — 13.9%
A10 Networks Inc	113,184	1,550
ACI Worldwide Inc *	213,713	7,097
Agilysys Inc *	17,117	1,442
Alarm.com Holdings Inc *	5,622	407
Alkami Technology Inc *	56,048	1,377
Amdocs Ltd	6,162	557
Amkor Technology Inc	28,193	909
ANSYS Inc *	2,600	903
Appfolio Inc, Cl A *	2,459	607
Arista Networks Inc *	4,900	1,421
Arlo Technologies Inc *	92,723	1,173
Aspen Technology Inc *	8,071	1,721
Axcelis Technologies Inc *	14,709	1,640
Backblaze Inc, Cl A *	148,456	1,519
Bel Fuse Inc, Cl B	17,783	1,073
Blackbaud Inc, Cl A *	13,912	1,031
Braze Inc, Cl A *	12,605	558
Cadence Design Systems Inc *	7,897	2,458
Calix Inc *	22,676	752
CommVault Systems Inc *	19,305	1,958
Consensus Cloud Solutions Inc *	69,517	1,103
Digital Turbine Inc *	122,995	322
Diodes Inc *	15,000	1,058
Entegris Inc	17,353	2,439
EPAM Systems Inc *	2,034	562
Fabrinet *	2,627	497
Fair Isaac Corp *	1,446	1,807
Fastly Inc, Cl A *	36,176	469
Freshworks Inc, Cl A *	40,746	742
Gartner Inc *	1,518	724
GoDaddy Inc, Cl A *	20,705	2,457
Hackett Group Inc/The	37,239	905
Ichor Holdings Ltd *	10,411	402
Insight Enterprises Inc *	21,641	4,015
Intapp Inc *	4,474	153
Iteris Inc *	190,831	943
Itron Inc *	10,084	933
Kyndryl Holdings Inc *	131,879	2,870
Lattice Semiconductor Corp *	14,532	1,137
LiveRamp Holdings Inc *	42,672	1,472
MACOM Technology Solutions Holdings Inc *	5,522	528
Manhattan Associates Inc *	10,280	2,572
Monolithic Power Systems Inc	2,213	1,499
ON Semiconductor Corp *	39,853	2,931
OSI Systems Inc *	3,229	461
Palo Alto Networks Inc *	2,358	670

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Perficient Inc *	12,505	$704
Photronics Inc *	269,345	7,628
Progress Software Corp	5,788	309
PROS Holdings Inc *	41,930	1,523
PTC Inc *	19,109	3,610
Q2 Holdings Inc *	16,933	890
Qualys Inc *	12,281	2,049
QuickLogic Corp *	26,199	420
Radware Ltd *	27,056	506
Rambus Inc *	12,784	790
Rapid7 Inc *	14,927	732
RingCentral Inc, Cl A *	773	27
Sapiens International Corp NV	25,074	806
ScanSource Inc *	6,359	280
Silicon Motion Technology Corp ADR	116,124	8,935
SolarWinds Corp *	179,901	2,270
Sprinklr Inc, Cl A *	35,141	431
SPS Commerce Inc *	16,563	3,063
Squarespace Inc, Cl A *	31,030	1,131
Super Micro Computer Inc *	3,261	3,294
Synopsys Inc *	2,761	1,578
Teledyne Technologies Inc *	12,678	5,443
Tenable Holdings Inc *	29,500	1,458
Teradyne Inc	11,312	1,276
Tyler Technologies Inc *	4,508	1,916
Verint Systems Inc *	115,658	3,834
Wix.com Ltd *	11,682	1,606
Zuora Inc, Cl A *	232,766	2,123

		122,456
Materials — 6.3%
Alamos Gold Inc, Cl A	47,569	702
Albemarle Corp	3,497	461
Ashland Inc	40,947	3,987
Avery Dennison Corp	2,472	552
Axalta Coating Systems Ltd *	170,448	5,862
Balchem Corp	14,444	2,238
Carpenter Technology Corp	9,684	692
Century Aluminum Co *	59,619	918
Chemours Co/The	76,488	2,009
Commercial Metals Co, Cl A	177,556	10,435
Crown Holdings Inc	4,800	380
FMC Corp	95,512	6,084
Fortitude Gold Corp	40,846	223
Hawkins Inc	12,136	932
Ingevity Corp *	39,520	1,885
Koppers Holdings Inc	10,287	567
Materion Corp	9,421	1,241
NewMarket Corp	1,035	657
Packaging Corp of America	2,600	493
Reliance Inc	1,282	428
Royal Gold Inc, Cl A	2,923	356
Silgan Holdings Inc	238,512	11,582

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Universal Stainless & Alloy Products Inc *	102,752	$2,304

		54,988
Real Estate — 3.8%
Alexander's Inc ‡	5,898	1,281
CBL & Associates Properties Inc ‡	25,547	585
Centerspace ‡	14,377	821
CoStar Group Inc *	25,721	2,485
EastGroup Properties Inc ‡	14,800	2,661
Equity Commonwealth *‡	40,790	770
FRP Holdings Inc *	4,575	281
Gaming and Leisure Properties Inc ‡	160,161	7,379
Getty Realty Corp ‡	28,351	775
Gladstone Commercial Corp ‡	24,848	344
Highwoods Properties Inc ‡	213,161	5,581
Howard Hughes Holdings Inc *	9,600	697
Independence Realty Trust Inc ‡	67,618	1,091
Invitation Homes Inc ‡	23,648	842
Newmark Group Inc, Cl A	403,284	4,472
One Liberty Properties Inc ‡	20,367	460
Regency Centers Corp ‡	1,254	76
Ryman Hospitality Properties Inc ‡	10,995	1,271
Saul Centers Inc ‡	8,238	317
Sun Communities Inc ‡	1,400	180
Universal Health Realty Income Trust ‡	10,187	374
Ventas Inc ‡	7,436	324

		33,067
Utilities — 0.7%
IDACORP Inc, Cl A	10,909	1,013
MGE Energy Inc	5,320	419
Middlesex Water Co	8,501	446
Otter Tail Corp	19,000	1,642

Amounts designated as “—” are either $0 or have been rounded to $0.

Percentages are based on Net Assets of $879,912 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2024.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).
(A)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of March 31, 2024 was $374 ($ Thousands).

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Portland General Electric Co	43,378	$1,822
UGI Corp	6,450	158
Unitil Corp	12,924	677
York Water Co/The	4,806	174

		6,351
Total Common Stock
(Cost $449,370) ($ Thousands)		867,971

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	967	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
5.340% **†(A)	369,361	374

Total Affiliated Partnership
(Cost $369) ($ Thousands)		374

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class
5.130%**†	12,202,131	12,202
Total Cash Equivalent
(Cost $12,202) ($ Thousands)		12,202
Total Investments in Securities — 100.1%
(Cost $461,941) ($ Thousands)		$880,547

The following is a summary of the level of inputs used as of March 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	867,971	–	–	867,971
Rights	–	–	–	–
Affiliated Partnership	–	374	–	374
Cash Equivalent	12,202	–	–	12,202
Total Investments in Securities	880,173	374	–	880,547

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Tax-Managed Small/Mid Cap Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$—	$3,195	$(2,821)	$—	$—	$374	$1	$—
SEI Daily Income Trust, Government Fund, Institutional Class	9,783	82,619	(80,200)	—	—	12,202	213	—
Totals	$9,783	$85,814	$(83,021)	$–	$—	$12,576	$214	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Mid-Cap Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.3%

Communication Services — 1.2%
Liberty Broadband Corp, Cl C *	1,535	$88
Live Nation Entertainment Inc *	2,400	254
New York Times Co/The, Cl A	1,920	83
Playtika Holding Corp	10,490	74
Roku Inc, Cl A *	1,100	72
Trade Desk Inc/The, Cl A *	4,740	414
Warner Bros Discovery Inc *	14,850	129

		1,114
Consumer Discretionary — 15.1%
Advance Auto Parts Inc	1,006	86
AutoZone Inc *	103	325
Bath & Body Works Inc	1,820	91
BorgWarner Inc	3,774	131
Burlington Stores Inc *	2,133	495
Carter's Inc	1,612	136
Chipotle Mexican Grill Inc, Cl A *	44	128
Columbia Sportswear Co	2,647	215
Coupang Inc, Cl A *	5,230	93
Darden Restaurants Inc	740	124
Dick's Sporting Goods Inc	1,920	432
Domino's Pizza Inc	420	209
DoorDash Inc, Cl A *	5,526	761
DR Horton Inc	1,500	247
eBay Inc	5,725	302
Expedia Group Inc *	1,750	241
Five Below Inc *	640	116
Gap Inc/The	17,500	482
Gentex Corp	6,545	236
Grand Canyon Education Inc *	2,635	359
H&R Block Inc	2,450	120
Hasbro Inc	3,783	214
Hilton Worldwide Holdings Inc	740	158
Kohl's Corp	2,620	76

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lennar Corp, Cl A	2,180	$375
Lennar Corp, Cl B	1,585	244
LKQ Corp	7,378	394
Lululemon Athletica Inc *	491	192
Mohawk Industries Inc *	1,540	202
Murphy USA Inc	170	71
NVR Inc *	10	81
Ollie's Bargain Outlet Holdings Inc *	1,808	144
O'Reilly Automotive Inc *	260	293
Polaris Inc	1,040	104
PulteGroup Inc	5,142	620
Ralph Lauren Corp, Cl A	2,170	407
Ross Stores Inc	4,600	675
Royal Caribbean Cruises Ltd *	2,870	399
Tapestry Inc	3,966	188
Toll Brothers Inc	4,720	611
TopBuild Corp *	1,470	648
Travel + Leisure Co	8,488	416
Ulta Beauty Inc *	880	460
Valvoline Inc *	8,673	387
Williams-Sonoma Inc	1,270	403
Wynn Resorts Ltd	690	71
Yum! Brands Inc	3,130	434

		13,596
Consumer Staples — 3.4%
Boston Beer Co Inc/The, Cl A *	270	82
Casey's General Stores Inc	597	190
Celsius Holdings Inc *	750	62
Clorox Co/The	670	102
Constellation Brands Inc, Cl A	908	247
Darling Ingredients Inc *	5,856	272
Dollar Tree Inc *	1,540	205
Grocery Outlet Holding Corp *	4,260	123
Ingredion Inc	2,172	254
Kroger Co/The	4,270	244
Lamb Weston Holdings Inc	2,139	228
Performance Food Group Co *	1,830	137
Post Holdings Inc *	1,210	129
TreeHouse Foods Inc *	5,648	220
Tyson Foods Inc, Cl A	5,296	311
US Foods Holding Corp *	2,300	124
Walgreens Boots Alliance Inc	4,240	92

		3,022
Energy — 4.6%
Antero Midstream Corp	14,167	199
Antero Resources Corp *	5,290	154
APA Corp	5,940	204
Baker Hughes Co, Cl A	3,830	129
ChampionX Corp	8,030	288
Cheniere Energy Inc	2,234	360
Coterra Energy Inc	9,048	252

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Diamondback Energy Inc, Cl A	1,353	$268
DT Midstream Inc	1,835	112
Halliburton Co	3,480	137
Marathon Petroleum Corp	665	134
Permian Resources Corp, Cl A	15,702	277
Phillips 66	2,485	406
Southwestern Energy Co *	13,240	101
Targa Resources Corp	4,206	471
TechnipFMC PLC	12,790	321
Texas Pacific Land Corp	186	108
Valero Energy Corp	850	145
Williams Cos Inc/The	3,002	117

		4,183
Financials — 17.8%
Affiliated Managers Group Inc	590	99
Affirm Holdings Inc, Cl A *	1,920	72
Aflac Inc	2,910	250
Allstate Corp/The	4,502	779
American International Group Inc	4,413	345
Ameriprise Financial Inc	886	388
Apollo Global Management Inc	8,268	930
Arch Capital Group Ltd *	2,527	234
Assurant Inc	670	126
Axis Capital Holdings Ltd	4,890	318
Bank of New York Mellon Corp/The	5,600	323
Bank OZK	4,630	210
Block Inc, Cl A *	6,566	555
Blue Owl Capital Inc, Cl A	12,440	235
Brown & Brown Inc	2,450	214
Cboe Global Markets Inc	1,170	215
Chimera Investment Corp ‡	20,232	93
Cincinnati Financial Corp	2,490	309
Corpay Inc *	1,647	508
Discover Financial Services	3,148	413
Equitable Holdings Inc	2,320	88
Evercore Inc, Cl A	690	133
Everest Group Ltd	637	253
Eversource Energy	4,950	296
Fidelity National Information Services Inc, Cl B	1,390	103
Fifth Third Bancorp	5,240	195
First Horizon Corp	27,291	420
FNB Corp/PA	5,524	78
Franklin Resources Inc	8,570	241
Global Payments Inc	3,488	466
Globe Life Inc	737	86
Hartford Financial Services Group Inc/The	1,160	120
Jefferies Financial Group Inc	2,730	120
Kinsale Capital Group Inc	170	89
Loews Corp	1,780	139
M&T Bank Corp	2,320	337
MarketAxess Holdings Inc	940	206

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MGIC Investment Corp	21,150	$473
MSCI Inc, Cl A	1,061	595
Old Republic International Corp	4,430	136
Pinnacle Financial Partners Inc	5,342	459
Popular Inc	5,620	495
Primerica Inc	1,553	393
Progressive Corp/The	995	206
Prosperity Bancshares Inc	1,100	72
Reinsurance Group of America Inc, Cl A	2,445	472
Rithm Capital Corp ‡	7,330	82
SLM Corp	13,568	296
Stifel Financial Corp	3,572	279
StoneCo Ltd, Cl A *	8,750	145
Synchrony Financial	6,190	267
Voya Financial Inc	3,470	257
W R Berkley Corp	5,572	493
Webster Financial Corp	3,651	185
Western Union Co/The	14,370	201
WEX Inc *	470	112
Willis Towers Watson PLC	1,074	295
Zions Bancorp NA	3,550	154

		16,053
Health Care — 11.3%
10X Genomics Inc, Cl A *	2,650	99
Align Technology Inc *	398	131
Cardinal Health Inc	1,870	209
Catalent Inc *	1,900	107
Cencora Inc, Cl A	3,261	792
Chemed Corp	484	311
DaVita Inc *	2	—
Dexcom Inc *	1,040	144
Encompass Health Corp	4,555	376
Envista Holdings Corp *	5,336	114
Exact Sciences Corp *	1,640	113
Exelixis Inc *	22,375	531
Hologic Inc *	5,646	440
Humana Inc	550	252
ICON PLC *	2,160	726
IDEXX Laboratories Inc *	1,020	551
Illumina Inc *	625	86
Incyte Corp *	8,260	471
Insulet Corp *	1,340	230
IQVIA Holdings Inc *	1,778	450
Jazz Pharmaceuticals PLC *	844	102
Laboratory Corp of America Holdings	1,430	312
Maravai LifeSciences Holdings Inc, Cl A *	11,474	100
Medpace Holdings Inc *	1,920	776
Mettler-Toledo International Inc *	241	321
Molina Healthcare Inc *	620	255
Neurocrine Biosciences Inc *	2,455	339
Organon & Co	14,100	265
Perrigo Co PLC	7,791	251

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ResMed Inc	1,420	$281
Royalty Pharma PLC, Cl A	2,713	82
Shockwave Medical Inc *	600	195
United Therapeutics Corp *	330	76
Veeva Systems Inc, Cl A *	2,039	472
Zimmer Biomet Holdings Inc	2,056	271

		10,231
Industrials — 20.6%
Acuity Brands Inc	280	75
AECOM	3,480	341
AerCap Holdings NV *	4,341	377
Allegion plc	2,308	311
Allison Transmission Holdings Inc	2,950	239
AMETEK Inc	427	78
Armstrong World Industries Inc	1,932	240
AZEK Co Inc/The, Cl A *	8,250	414
Carrier Global Corp	3,890	226
Cintas Corp	1,000	687
Clean Harbors Inc *	2,818	567
Curtiss-Wright Corp	330	84
Delta Air Lines Inc, Cl A	6,600	316
Dover Corp	2,449	434
EMCOR Group Inc	2,350	823
Esab Corp	3,540	391
Fastenal Co, Cl A	9,327	720
Flowserve Corp	4,560	208
Genpact Ltd	5,642	186
GXO Logistics Inc *	1,760	95
Hexcel Corp, Cl A	3,578	261
Howmet Aerospace Inc	9,830	673
Ingersoll Rand Inc	1,940	184
ITT Inc	1,010	137
L3Harris Technologies Inc	852	182
Leidos Holdings Inc	3,085	404
MSC Industrial Direct Co Inc, Cl A	940	91
Old Dominion Freight Line Inc, Cl A	960	211
Oshkosh Corp	5,040	629
Otis Worldwide Corp	7,115	706
PACCAR Inc	5,505	682
Parker-Hannifin Corp, Cl A	1,756	976
Paychex Inc	4,320	531
Quanta Services Inc	370	96
Regal Rexnord Corp	2,891	521
Republic Services Inc	1,644	315
Science Applications International Corp	580	76
Snap-on Inc	1,236	366
Tetra Tech Inc	1,670	309
Textron Inc	6,430	617
Trane Technologies PLC	2,113	634
TransDigm Group Inc	170	209
United Rentals Inc	718	518
Verisk Analytics Inc, Cl A	1,270	299

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WESCO International Inc	2,144	$367
Westinghouse Air Brake Technologies Corp	1,913	279
Woodward Inc	2,010	310
WW Grainger Inc	793	807
Xylem Inc/NY	3,128	404

		18,606
Information Technology — 11.9%
Akamai Technologies Inc *	3,420	372
Amdocs Ltd	826	75
Amphenol Corp, Cl A	935	108
ANSYS Inc *	657	228
AppLovin Corp, Cl A *	4,180	289
Arista Networks Inc *	1,020	296
Cadence Design Systems Inc *	865	269
Ciena Corp *	857	42
Cirrus Logic Inc *	2,590	240
Cloudflare Inc, Cl A *	1,318	128
Cognizant Technology Solutions Corp, Cl A	1,620	119
Crowdstrike Holdings Inc, Cl A *	950	305
Datadog Inc, Cl A *	2,035	252
DocuSign Inc, Cl A *	5,600	334
Elastic NV *	1,950	195
F5 Inc, Cl A *	1,762	334
Fair Isaac Corp *	233	291
Gen Digital Inc	23,719	531
GoDaddy Inc, Cl A *	2,889	343
HubSpot Inc *	557	349
Keysight Technologies Inc *	1,921	300
Lattice Semiconductor Corp *	1,510	118
Manhattan Associates Inc *	2,295	574
Marvell Technology Inc	3,660	259
Microchip Technology Inc	4,676	420
Monolithic Power Systems Inc	130	88
Motorola Solutions Inc	220	78
NetApp Inc	6,328	664
Nutanix Inc, Cl A *	3,700	228
Okta Inc, Cl A *	2,710	284
Palantir Technologies Inc, Cl A *	9,440	217
Pegasystems Inc	3,781	244
PTC Inc *	1,612	305
Pure Storage Inc, Cl A *	3,140	163
Qorvo Inc *	2,925	336
Smartsheet Inc, Cl A *	9,856	379
Synopsys Inc *	474	271
TD SYNNEX Corp	1,340	152
UiPath Inc, Cl A *	8,368	190
Unity Software Inc *	2,750	73
VeriSign Inc *	382	72
Western Digital Corp *	1,670	114
Zscaler Inc *	550	106

		10,735

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Mid-Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materials — 3.6%
Alcoa Corp	2,800	$95
AptarGroup Inc	1,320	190
Arcadium Lithium PLC *	24,370	105
Ashland Inc	1,647	160
Axalta Coating Systems Ltd *	7,348	253
Berry Global Group Inc	3,229	195
Eagle Materials Inc	2,210	601
FMC Corp	3,663	233
International Flavors & Fragrances Inc	2,506	216
NewMarket Corp	423	268
Nucor Corp	2,710	536
PPG Industries Inc	650	94
Scotts Miracle-Gro Co/The, Cl A	1,148	86
SSR Mining Inc	17,966	80
Vulcan Materials Co	410	112

		3,224
Real Estate — 5.5%
Alexandria Real Estate Equities Inc ‡	2,889	372
Boston Properties Inc ‡	6,280	410
Camden Property Trust ‡	1,190	117
Cousins Properties Inc ‡	7,770	187
CubeSmart ‡	1,790	81
EPR Properties, Cl A ‡	7,190	305
Equity Residential ‡	1,190	75
Essex Property Trust Inc ‡	771	189
Federal Realty Investment Trust ‡	956	98
Healthcare Realty Trust Inc, Cl A ‡	7,062	100
Healthpeak Properties Inc ‡	8,940	168
Host Hotels & Resorts Inc ‡	17,696	366
Invitation Homes Inc ‡	2,600	93
Kilroy Realty Corp ‡	3,460	126
Kimco Realty Corp ‡	7,620	149
Mid-America Apartment Communities Inc ‡	1,106	145
National Storage Affiliates Trust ‡	2,930	115
Park Hotels & Resorts Inc ‡	25,510	446
Rexford Industrial Realty Inc ‡	4,790	241
SBA Communications Corp, Cl A ‡	1,260	273
Simon Property Group Inc ‡	863	135
Ventas Inc ‡	2,974	129
VICI Properties Inc, Cl A ‡	2,880	86
Welltower Inc ‡	5,915	553

		4,959
Utilities — 3.3%
Alliant Energy Corp	1,490	75
American Water Works Co Inc	730	89
Brookfield Renewable Corp, Cl A	7,280	179
CenterPoint Energy Inc	10,632	303
CMS Energy Corp	1,770	107
Consolidated Edison Inc	810	73
Constellation Energy Corp	820	151

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DTE Energy Co	2,503	$281
Entergy Corp	3,157	334
Evergy Inc	3,198	171
IDACORP Inc, Cl A	972	90
NiSource Inc	14,267	395
PPL Corp	3,760	103
Public Service Enterprise Group Inc	564	38
UGI Corp	3,073	75
WEC Energy Group Inc	4,005	329
Xcel Energy Inc	2,510	135

		2,928
Total Common Stock
(Cost $70,177) ($ Thousands)		88,651

EXCHANGE TRADED FUND — 0.4%

iShares Russell Mid-Cap Value ETF	2,302	289

Total Exchange Traded Fund
(Cost $249) ($ Thousands)		289
	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	160	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Institutional Class
5.130%**†	1,479,406	1,479
Total Cash Equivalent
(Cost $1,479) ($ Thousands)		1,479
Total Investments in Securities — 100.3%
(Cost $71,905) ($ Thousands)		$90,419

SEI Institutional Managed Trust

Percentages are based on Net Assets of $90,193 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2024.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).

As of March 31, 2024, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,512	$6,084	$(6,117)	$—	$—	$1,479	$48	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

U.S. Managed Volatility Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.1%

Communication Services — 8.4%
AT&T Inc	580,400	$10,215
Comcast Corp, Cl A	235,050	10,189
Electronic Arts Inc	17,564	2,330
Fox Corp, Cl A	92,000	2,877
Fox Corp, Cl B	28,963	829
IDT Corp, Cl B	5,197	197
Madison Square Garden Sports Corp *	496	92
Netflix Inc *	1,392	845
New York Times Co/The, Cl A	26,439	1,143
Omnicom Group Inc	29,345	2,839
Scholastic Corp, Cl B	1,807	68
SK Telecom Co Ltd ADR	84,213	1,816
Spok Holdings Inc	16,066	256
Spotify Technology SA *	10,365	2,735
TEGNA Inc	171,600	2,564
T-Mobile US Inc	17,744	2,896
Verizon Communications Inc	353,054	14,814

		56,705
Consumer Discretionary — 5.2%
AutoZone Inc *	900	2,837
Canadian Tire Corp Ltd, Cl A	13,300	1,328
eBay Inc	38,300	2,021
Gentex Corp	15,221	550
Graham Holdings Co, Cl B	149	114
Grand Canyon Education Inc *	11,608	1,581
H&R Block Inc	87,847	4,314
Honda Motor Co Ltd ADR (A)	145,242	5,407
Murphy USA Inc	18,940	7,940
ODP Corp/The *	1,631	87
O'Reilly Automotive Inc *	1,866	2,107
Perdoceo Education Corp	11,637	204
Stride Inc *	2,559	161
Sturm Ruger & Co Inc	5,462	252

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Texas Roadhouse Inc, Cl A	9,543	$1,474
Toyota Motor Corp ADR	10,600	2,668
Whirlpool Corp	14,200	1,699

		34,744
Consumer Staples — 16.8%
Altria Group Inc	142,608	6,221
Andersons Inc/The	5,696	327
Archer-Daniels-Midland Co	109,759	6,894
BellRing Brands Inc *	3,975	235
BJ's Wholesale Club Holdings Inc *	5,168	391
Boston Beer Co Inc/The, Cl A *	2,401	731
Calavo Growers Inc	2,615	73
Cal-Maine Foods Inc	6,998	412
Campbell Soup Co	51,788	2,302
Casey's General Stores Inc	3,550	1,130
Central Garden & Pet Co, Cl A *	5,305	196
Church & Dwight Co Inc	14,333	1,495
Clorox Co/The	25,383	3,886
Coca-Cola Co/The	15,538	951
Coca-Cola Consolidated Inc	426	361
Colgate-Palmolive Co	31,371	2,825
Conagra Brands Inc	208,643	6,184
Costco Wholesale Corp	5,424	3,974
Dole PLC	44,459	530
Dollar General Corp	488	76
Energizer Holdings Inc	11,582	341
Flowers Foods Inc	179,810	4,270
Fresh Del Monte Produce Inc	16,990	440
General Mills Inc	76,368	5,343
Herbalife Ltd *	2,040	21
Hershey Co/The	184	36
Hormel Foods Corp	6,500	227
Ingles Markets Inc, Cl A	6,850	525
Ingredion Inc	61,591	7,197
J & J Snack Foods Corp	2,865	414
J M Smucker Co/The	1	—
John B Sanfilippo & Son Inc	4,472	474
Kellanova	118,987	6,817
Keurig Dr Pepper Inc	28,941	888
Kimberly-Clark Corp	17,429	2,254
Kraft Heinz Co/The	219,400	8,096
Kroger Co/The	175,600	10,032
Lancaster Colony Corp	3,415	709
Medifast Inc	266	10
Molson Coors Beverage Co, Cl B	96,184	6,468
Mondelez International Inc, Cl A	6,689	468
Monster Beverage Corp *	12,483	740
National Beverage Corp, Cl A *	576	27
Oil-Dri Corp of America	3,512	262
PepsiCo Inc	8,025	1,404
Pilgrim's Pride Corp *	35,531	1,219
Post Holdings Inc *	6,908	734

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Procter & Gamble Co/The	19,537	$3,170
Reynolds Consumer Products Inc	35,117	1,003
Seaboard Corp	154	496
Simply Good Foods Co/The *	4,870	166
SpartanNash Co	7,405	150
Sprouts Farmers Market Inc *	543	35
TreeHouse Foods Inc *	6,459	252
Tyson Foods Inc, Cl A	32,706	1,921
Universal Corp/VA	7,808	404
Vector Group Ltd	23,137	254
Village Super Market Inc, Cl A	10,871	311
Vita Coco Co Inc/The *	470	11
Vital Farms Inc *	19,818	461
Walmart Inc	78,698	4,735
Weis Markets Inc	4,294	277
WK Kellogg Co	35,172	661

		112,917
Energy — 3.2%
Chesapeake Energy Corp (A)	40,400	3,589
Chevron Corp	34,400	5,426
CONSOL Energy Inc	2,197	184
Dorian LPG Ltd	1,035	40
DT Midstream Inc	44,600	2,725
Excelerate Energy Inc, Cl A	1,051	17
Exxon Mobil Corp	76,251	8,863
Gulfport Energy Corp *	2,778	445
International Seaways Inc	427	23
Teekay Corp *	22,033	160
Teekay Tankers Ltd, Cl A	4,724	276
Weatherford International PLC *	864	100

		21,848
Financials — 12.5%
AFC Gamma Inc ‡	2,153	27
Aflac Inc	111,500	9,573
Allstate Corp/The	8,217	1,422
AMERISAFE Inc	257	13
Aon PLC, Cl A	2,995	999
AssetMark Financial Holdings Inc *	4,986	177
Banco Latinoamericano de Comercio Exterior SA, Cl E	2,332	69
Bank of New York Mellon Corp/The	134,800	7,767
Bankwell Financial Group Inc	585	15
Berkshire Hathaway Inc, Cl B *	9,100	3,827
Canadian Imperial Bank of Commerce	58,800	2,984
Cboe Global Markets Inc	17,895	3,288
Chicago Atlantic Real Estate Finance ‡	7,728	122
CME Group Inc, Cl A	1,632	351
Corebridge Financial Inc	16,490	474
Diamond Hill Investment Group Inc	90	14
Donegal Group Inc, Cl A	3,742	53
Employers Holdings Inc	12,136	551

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Everest Group Ltd	7,870	$3,128
First Citizens BancShares Inc/NC, Cl A	44	72
Globe Life Inc	2,957	344
Greenlight Capital Re Ltd, Cl A *	2,593	32
Hanover Insurance Group Inc/The, Cl A	7,824	1,065
Hartford Financial Services Group Inc/The	100,400	10,346
Loblaw Cos Ltd	20,000	2,218
LPL Financial Holdings Inc	8,820	2,330
Markel Group Inc *	581	884
Mercury General Corp	6,870	355
MetLife Inc	17,000	1,260
Northeast Community Bancorp	15,888	250
OceanFirst Financial Corp	89,610	1,471
Old Republic International Corp	97,000	2,980
Progressive Corp/The	10,370	2,145
Reinsurance Group of America Inc, Cl A	8,017	1,546
Safety Insurance Group Inc	3,728	306
Selective Insurance Group Inc	4,270	466
Sixth Street Specialty Lending Inc	90,500	1,939
Skyward Specialty Insurance Group Inc *	4,774	179
Travelers Cos Inc/The	18,661	4,295
Universal Insurance Holdings Inc	14,675	298
Unum Group	26,307	1,412
Virtu Financial Inc, Cl A	13,563	278
W R Berkley Corp	23,881	2,112
WaFd Inc	79,300	2,302
Western Union Co/The	498,620	6,971
White Mountains Insurance Group Ltd	345	619
Willis Towers Watson PLC	3,371	927

		84,256
Health Care — 19.9%
Abbott Laboratories	5,822	662
AbbVie Inc	25,562	4,655
ACADIA Pharmaceuticals Inc *	8,085	149
ADMA Biologics Inc *	42,203	279
Agilent Technologies Inc	9,698	1,411
Alkermes PLC *	15,434	418
Amgen Inc, Cl A	27,239	7,745
Amneal Pharmaceuticals Inc *	20,034	121
Amphastar Pharmaceuticals Inc *	4,039	177
ANI Pharmaceuticals Inc *	3,711	257
Anika Therapeutics Inc *	13,447	342
Arcellx Inc *	797	55
Arcturus Therapeutics Holdings Inc *	4,688	158
Ardelyx Inc *	12,175	89
Avista Public Acquisition Corp II, Cl W *	10,284	56
Becton Dickinson & Co	1,244	308
Bristol-Myers Squibb Co	228,601	12,397
Bruker Corp	10,392	976
Cardinal Health Inc	63,600	7,117
Catalyst Pharmaceuticals Inc *	16,623	265
Cigna Group/The	20,678	7,510

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Collegium Pharmaceutical Inc *	6,225	$242
Cross Country Healthcare Inc *	765	14
CVS Health Corp	137,637	10,978
DaVita Inc *	8,939	1,234
Deciphera Pharmaceuticals Inc *	4,298	68
Dynavax Technologies Corp *	19,605	243
Elevance Health Inc	5,749	2,981
Eli Lilly & Co	763	594
Exelixis Inc *	123,169	2,923
Gilead Sciences Inc	156,218	11,443
Haemonetics Corp *	512	44
Halozyme Therapeutics Inc *	7,023	286
Harmony Biosciences Holdings Inc *	3,530	119
HealthEquity Inc *	1,335	109
HealthStream Inc	8,761	234
Hologic Inc *	28,365	2,211
Humana Inc	8,169	2,832
Incyte Corp *	83,397	4,751
Innoviva Inc *	18,718	285
Intra-Cellular Therapies Inc, Cl A *	3,131	217
iRadimed Corp	3,321	146
Ironwood Pharmaceuticals Inc, Cl A *	9,997	87
Jazz Pharmaceuticals PLC *	26,400	3,179
Johnson & Johnson	25,761	4,075
Kiniksa Pharmaceuticals Ltd, Cl A *	8,700	172
Ligand Pharmaceuticals Inc *	843	62
MacroGenics Inc *	2,045	30
McKesson Corp	14,000	7,516
Merck & Co Inc	83,930	11,075
Mesa Laboratories Inc	531	58
MiMedx Group Inc *	18,108	139
Mirum Pharmaceuticals Inc *	2,420	61
Myriad Genetics Inc *	990	21
National HealthCare Corp	1,863	176
Neurocrine Biosciences Inc *	20,694	2,854
Option Care Health Inc *	7,699	258
OraSure Technologies Inc *	33,529	206
Organon & Co	24,839	467
Pacira BioSciences Inc *	2,565	75
Patterson Cos Inc	3,237	89
Pediatrix Medical Group Inc *	7,530	76
Pfizer Inc	134,303	3,727
Phibro Animal Health Corp, Cl A	12,444	161
Prestige Consumer Healthcare Inc, Cl A *	2,822	205
Quipt Home Medical *	2,792	12
Regeneron Pharmaceuticals Inc *	2,393	2,303
SIGA Technologies Inc	9,499	81
Supernus Pharmaceuticals Inc *	6,777	231
Tactile Systems Technology Inc *	5,314	86
TruBridge Inc *	1,258	12
UFP Technologies Inc *	289	73
United Therapeutics Corp *	10,079	2,315

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UroGen Pharma *	814	$12
Vanda Pharmaceuticals Inc *	24,666	101
Varex Imaging Corp *	1,856	34
Vericel Corp *	663	34
Vertex Pharmaceuticals Inc *	5,850	2,445
Viatris Inc, Cl W	158,237	1,889
Voyager Therapeutics Inc *	12,386	115
West Pharmaceutical Services Inc	4,525	1,791
Zymeworks *	20,370	214

		133,618
Industrials — 10.8%
Allison Transmission Holdings Inc	59,400	4,821
Argan Inc	2,752	139
Barrett Business Services Inc	1,788	227
Booz Allen Hamilton Holding Corp, Cl A	15,435	2,291
Cadre Holdings	2,688	97
CH Robinson Worldwide Inc	14,724	1,121
Core & Main Inc, Cl A *	4,527	259
CSG Systems International Inc	57,900	2,984
Cummins Inc	16,300	4,803
Curtiss-Wright Corp	3,988	1,021
Donaldson Co Inc, Cl A	19,739	1,474
EMCOR Group Inc	8,493	2,974
Enerpac Tool Group Corp, Cl A	9,374	334
Ennis Inc	652	13
Ferguson PLC	9,683	2,115
FTI Consulting Inc *	699	147
General Dynamics Corp	9,801	2,769
Genpact Ltd	20,565	678
Golden Ocean Group Ltd	10,094	131
Huntington Ingalls Industries Inc, Cl A	14,627	4,263
Huron Consulting Group Inc *	850	82
Hyster-Yale Materials Handling Inc	1,174	75
IBEX Holdings Ltd *	6,521	101
Insperity Inc, Cl A	493	54
ITT Inc	652	89
Kelly Services Inc, Cl A	1,069	27
Landstar System Inc	13,438	2,590
Leidos Holdings Inc	9,571	1,255
Lockheed Martin Corp	20,469	9,311
LSI Industries Inc	4,250	64
ManpowerGroup Inc	18,476	1,434
Maximus Inc	1,262	106
MSC Industrial Direct Co Inc, Cl A	2,156	209
Mueller Industries Inc	461	25
National Presto Industries	4,439	372
Northrop Grumman Corp	5,143	2,462
Otis Worldwide Corp	4,292	426
PACCAR Inc	39,106	4,845
Republic Services Inc	6,433	1,231
Rollins Inc	23,755	1,099
Ryder System Inc	1,554	187

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Schneider National Inc, Cl B	31,350	$710
Science Applications International Corp	20,000	2,608
Snap-on Inc	20,200	5,984
Textron Inc	35,300	3,386
Waste Management Inc	5,720	1,219

		72,612
Information Technology — 13.5%
A10 Networks Inc	17,336	237
Adeia Inc	7,080	77
Agilysys Inc *	181	15
Amdocs Ltd	132,216	11,948
Appfolio Inc, Cl A *	1,945	480
Arrow Electronics Inc, Cl A *	38,000	4,920
Avnet Inc	107,633	5,336
Box Inc, Cl A *	4,005	113
Canon Inc ADR	165,700	4,930
Cisco Systems Inc	219,598	10,960
Cognizant Technology Solutions Corp, Cl A	66,919	4,905
CommVault Systems Inc *	4,913	498
CoreCard Corp *	2,012	22
Daktronics Inc *	15,161	151
Dolby Laboratories Inc, Cl A	2,603	218
F5 Inc, Cl A *	1,876	356
Gartner Inc *	364	174
Gen Digital Inc	30,495	683
GoDaddy Inc, Cl A *	6,835	811
Hackett Group Inc/The	6,131	149
Hewlett Packard Enterprise Co	418,100	7,413
HP Inc	95,130	2,875
Insight Enterprises Inc *	13,100	2,430
InterDigital Inc	2,610	278
International Business Machines Corp	65,400	12,489
inTEST *	1,537	20
Juniper Networks Inc	119,300	4,421
LiveRamp Holdings Inc *	3,186	110
Motorola Solutions Inc	2,458	873
NetApp Inc	43,000	4,514
Open Text Corp	57,000	2,214
Oracle Corp, Cl B	29,096	3,655
QUALCOMM Inc	6,834	1,157
Qualys Inc *	778	130
Skyworks Solutions Inc	6,700	726
Squarespace Inc, Cl A *	2,091	76
Super Micro Computer Inc *	50	51
Teradata Corp *	10,562	408

		90,823
Materials — 3.3%
Arch Resources Inc	568	91
Berry Global Group Inc	58,041	3,510
CF Industries Holdings Inc	9,430	785
Core Molding Technologies *	2,803	53

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Graphic Packaging Holding Co	82,700	$2,413
Innospec Inc	807	104
International Paper Co	47,300	1,846
NewMarket Corp	8,679	5,508
Packaging Corp of America	8,318	1,578
Reliance Inc	11,400	3,810
Sonoco Products Co	31,100	1,799
Southern Copper Corp	3,087	329
SSR Mining Inc	73,740	329

		22,155
Real Estate — 0.2%
Apartment Income Corp ‡	11,656	379
Equity Commonwealth *‡	11,617	219
Forestar Group Inc *	1,828	74
RMR Group Inc/The, Cl A	15,929	382

		1,054
Utilities — 4.3%
ALLETE Inc	965	57
American Electric Power Co Inc	23,300	2,006
American States Water Co	3,559	257
Black Hills Corp, Cl A	1,021	56
California Water Service Group, Cl A	3,569	166
Clearway Energy Inc, Cl A	4,172	90
Consolidated Water Co Ltd	11,815	346
Entergy Corp	29,700	3,139
Evergy Inc	41,100	2,194
Genie Energy Ltd, Cl B	13,149	198
MGE Energy Inc	2,306	181
National Fuel Gas Co	103,382	5,554
Northwest Natural Holding Co	5,722	213
NRG Energy Inc	16,281	1,102
ONE Gas Inc	2,155	139
Otter Tail Corp	30,200	2,609
PPL Corp	142,100	3,912
Public Service Enterprise Group Inc	34,300	2,291
SJW Group	6,816	386
Spire Inc	2,532	155
Vistra Corp	57,700	4,019

		29,070
Total Common Stock
(Cost $526,426) ($ Thousands)		659,802

AFFILIATED PARTNERSHIP — 1.0%
SEI Liquidity Fund, LP
5.340% **†(B)	6,900,218	6,899

Total Affiliated Partnership
(Cost $6,901) ($ Thousands)		6,899

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

U.S. Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Institutional Class
5.130%**†	12,788,842	$12,789
Total Cash Equivalent
(Cost $12,789) ($ Thousands)		12,789
Total Investments in Securities — 101.0%
(Cost $546,116) ($ Thousands)		$679,490

A list of the open futures contracts held by the Fund at March 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	18	Jun-2024	$4,667	$4,777	$110

Percentages are based on a Net Assets of $672,675 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2024.
(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of March 31, 2024 was $6,899 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	659,802	–	–	659,802
Affiliated Partnership	–	6,899	–	6,899
Cash Equivalent	12,789	–	–	12,789
Total Investments in Securities	672,591	6,899	–	679,490

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	110	–	–	110
Total Other Financial Instruments	110	–	–	110

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$2,813	$21,377	$(17,290)	$1	$(2)	$6,899	$5	$—
SEI Daily Income Trust, Government Fund, Institutional Class	15,573	105,879	(108,663)	—	—	12,789	285	—
Totals	$18,386	$127,256	$(125,953)	$1	$(2)	$19,688	$290	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Global Managed Volatility Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.6%
Australia — 0.7%
Origin Energy Ltd	73,066	$439
Rio Tinto Ltd	71,377	5,670
		6,109

Austria — 0.1%
Oberbank AG	162	12
Telekom Austria AG, Cl A	44,848	375
UNIQA Insurance Group AG	14,649	127
		514

Belgium — 0.1%
Ageas SA/NV	25,858	1,199
Colruyt Group N.V	580	27
TINC Comm VA *	2,066	26
		1,252

Canada — 2.1%
BCE Inc	116,565	3,961
Canadian Utilities Ltd, Cl A	11,300	258
Constellation Software Inc/Canada	100	274
Dollarama Inc	8,200	625
Empire Co Ltd, Cl A	104,700	2,559
Fairfax Financial Holdings Ltd	4,400	4,747
George Weston Ltd	6,700	906
Kinross Gold Corp	52,700	324
Loblaw Cos Ltd	28,800	3,195
Metro Inc/CN, Cl A	29,800	1,601
		18,450

China — 0.2%
APT Satellite Holdings Ltd	202,000	56
BOC Hong Kong Holdings Ltd	63,000	169
CITIC Telecom International Holdings Ltd	1,447,000	468
Wilmar International Ltd	456,600	1,160
		1,853

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Denmark — 2.1%
Carlsberg AS, Cl B	21,584	$2,959
Danske Bank A/S	108,688	3,266
Novo Nordisk A/S, Cl B	89,694	11,518
Pandora A/S	5,058	817
		18,560

Finland — 0.3%
Elisa Oyj	67,622	3,020
Orion Oyj, Cl A	259	10
		3,030

France — 1.9%
ABC arbitrage	4,265	18
Air Liquide SA	4,590	956
Carrefour SA	226,255	3,879
Danone SA	9,143	591
Dassault Systemes SE	24,084	1,067
Eiffage SA	4,383	498
Legrand SA	14,100	1,496
Orange SA	659,109	7,750
Sanofi SA	4,028	396
		16,651

Germany — 0.0%
Deutsche Telekom AG	2,820	68
Heidelberg Materials AG	3,048	336
		404

Hong Kong — 2.5%
CK Asset Holdings Ltd	14,500	60
CK Hutchison Holdings Ltd	1,097,500	5,301
CK Infrastructure Holdings Ltd	6,500	38
CLP Holdings Ltd, Cl B	105,500	840
Dah Sing Banking Group Ltd	108,898	77
Ferretti	16,900	56
HKT Trust & HKT Ltd	3,336,834	3,893
Langham Hospitality Investments and Langham Hospitality Investments Ltd	425,500	31
Miramar Hotel & Investment	49,000	62
PCCW Ltd	4,732,000	2,340
Power Assets Holdings Ltd	886,500	5,188
Regal Hotels International Holdings Ltd *	77,509	26
Swire Pacific Ltd, Cl A	81,000	667
VTech Holdings Ltd	42,069	255
WH Group Ltd	3,884,000	2,561
		21,395

Israel — 1.6%
Check Point Software Technologies Ltd *	44,275	7,262
First International Bank Of Israel Ltd/The	76,979	3,215
Isracard Ltd	5	–
Nice Ltd *	6,826	1,783
Nova Ltd *	2,765	490
Radware Ltd *	24,814	465

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	2,376	$143
Tower Semiconductor Ltd *	12,625	422
		13,780

Italy — 0.3%
Leonardo SpA	26,122	657
Stellantis NV	2,349	67
UniCredit SpA	19,301	733
UnipolSai Assicurazioni SpA	340,283	986
		2,443

Japan — 9.3%
Achilles Corp	2,500	25
Aeon Delight	5,100	118
Aica Kogyo	7,200	176
Aichi Electric Co Ltd	600	16
Aisin Corp	9,500	387
Akatsuki	11,700	39
Albis Co Ltd	1,600	29
Alinco Inc	2,700	19
Amano Corp	31,900	812
Anritsu Corp (A)	207,200	1,673
Arcs Co Ltd	55,900	1,152
Artience	30,300	586
Asahi Co Ltd (A)	49,500	435
Asante Inc (A)	10,700	116
Autobacs Seven Co Ltd	49,100	512
Axial Retailing Inc	13,600	92
Belc Co Ltd	5,900	271
Canon Electronics	2,200	36
Canon Inc	60,600	1,802
Canon Marketing Japan Inc	7,100	209
Cawachi Ltd	29,900	521
Chiyoda Integre	1,600	29
Chubu Electric Power Co Inc	378,300	4,935
Chudenko	5,200	103
CI Takiron Corp (A)	37,000	164
COLOPL	10,800	44
Computer Engineering & Consulting Ltd	7,500	76
COMSYS Holdings Corp (A)	41,900	978
Create Medic Co Ltd	5,677	36
Dai Nippon Toryo Co Ltd	7,800	60
Dai-Ichi Cutter Kogyo	2,600	28
Daiken Medical	6,500	24
Dainichiseika Color & Chemicals Manufacturing	1,800	35
Daisue Construction	4,800	51
Daiwa Securities Group Inc (A)	236,400	1,790
Earth Corp	21,200	595
Eco's	1,800	27
Eizo Corp	8,600	292
EXEO Group (A)	37,600	398

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ezaki Glico Co Ltd	41,000	$1,143
FAN Communications Inc	8,000	21
Feed One	5,100	33
FJ Next Holdings Co Ltd	14,600	133
France Bed Holdings	9,400	79
FTGroup Co Ltd	2,900	24
Fujicco Co Ltd	22,500	282
Fujiya Co Ltd	2,900	48
Gakken Holdings Co Ltd	15,200	93
Gakkyusha Co Ltd	5,600	78
H.U. Group Holdings	12,900	210
Hamakyorex	1,300	33
Heiwado Co Ltd	73,000	975
Hitachi Ltd	650	59
Hogy Medical	6,600	162
Hokuto Corp (A)	53,000	641
House Foods Group Inc (A)	43,000	874
Icom	1,000	22
Inpex Corp	21,100	321
Itochu-Shokuhin Co Ltd	2,003	95
Japan Oil Transportation Co Ltd	2,100	40
Japan Post Bank Co Ltd	116,500	1,251
Japan Post Holdings Co Ltd	100,100	1,007
Japan Post Insurance Co Ltd	8,400	160
Japan Tobacco Inc	281,500	7,492
Jastec	4,300	41
JFE Holdings Inc	17,800	294
JM Holdings	3,600	65
J-Oil Mills	15,500	198
JSP Corp	34,500	513
Kaken Pharmaceutical Co Ltd	30,400	686
Kakiyasu Honten Co Ltd	5,531	116
Kameda Seika Co Ltd	1,100	31
Kansai Electric Power Co Inc/The (A)	265,600	3,771
Kato Sangyo Co Ltd	27,800	832
KDDI Corp	2,000	59
Kenko Mayonnaise	2,500	33
Kewpie Corp	25,400	471
Key Coffee Inc (A)	7,400	98
KFC Holdings Japan Ltd	7,600	220
Kobe Electric Railway	3,300	61
Komeri Co Ltd	19,200	437
KRS	5,500	42
Kuriyama Holdings	4,200	37
Kyorin Pharmaceutical (A)	104,700	1,257
Kyosan Electric Manufacturing Co Ltd	9,800	34
LAC	9,400	50
Lawson Inc	20,200	1,379
Lion Corp	82,100	733
Marvelous Inc	5,300	24
McDonald's Holdings Co Japan Ltd	5,000	225
Medical System Network, Cl A	7,000	30

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Megmilk Snow Brand Co Ltd	44,600	$791
MEIJI Holdings Co Ltd	71,800	1,566
Ministop Co Ltd	4,700	47
Miroku Jyoho Service Co Ltd	6,500	77
Mitsubishi Chemical Group Corp, Cl B	66,100	402
Mitsubishi Shokuhin Co Ltd	18,900	693
Mitsui DM Sugar Holdings Co Ltd	15,000	308
Miyoshi Oil & Fat Co Ltd	18,300	155
Mochida Pharmaceutical Co Ltd	2,200	46
Morinaga & Co Ltd/Japan	11,000	189
Morozoff Ltd	1,200	34
MS&AD Insurance Group Holdings Inc	27,900	491
Musashi Co Ltd	2,400	29
Nagase Brothers	10,000	128
Nagatanien Holdings Co Ltd	1,700	25
NH Foods Ltd	13,400	448
Nichirin Co Ltd	4,300	105
Nihon Chouzai Co Ltd	31,100	321
Nihon Denkei Co Ltd	2,000	32
Nikko Co Ltd/Hyogo	12,400	62
Nippn Corp	111,234	1,705
Nippon Air Conditioning Services Co Ltd	4,900	29
Nippon BS Broadcasting Corp	1,700	10
Nippon Carbon	900	32
NIPPON EXPRESS HOLDINGS INC	3,700	189
Nippon Telegraph & Telephone Corp	511,500	608
Nisshin Oillio Group Ltd/The	14,152	474
Nissin Foods Holdings Co Ltd	5,400	149
Nittoc Construction Co Ltd	17,600	135
Nomura Real Estate Holdings Inc	14,700	414
Oiles Corp	31,500	461
Okinawa Cellular Telephone Co	10,800	254
Okuwa Co Ltd	37,200	233
Osaka Gas Co Ltd	3,800	85
Osaki Electric Co Ltd	13,700	61
Otsuka Holdings Co Ltd	12,500	518
OUG Holdings Inc	2,236	38
Prima Meat Packers	18,300	274
Raito Kogyo Co Ltd	17,800	237
Restar	1,700	34
RYODEN CORP	2,300	41
San-A Co Ltd, Cl A	39,500	1,221
Sanki Engineering Co Ltd	32,000	444
Sanyo Chemical Industries	10,400	290
Secom Co Ltd	9,400	681
Senko Group Holdings Co Ltd	44,900	336
Showa Sangyo Co Ltd	22,000	502
SKY Perfect JSAT Holdings Inc	79,100	537
SoftBank Corp (A)	500,200	6,415
Software Service	900	76
SPK Corp	1,900	26
SRA Holdings	6,400	167

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ST Corp	5,400	$55
Step Co Ltd	9,200	120
Studio Alice Co Ltd	6,000	82
Sugi Holdings Co Ltd	18,900	322
Sundrug Co Ltd	71,700	2,221
Tachibana Eletech Co Ltd	3,700	79
Takamatsu Construction Group Co Ltd	13,200	245
Takasago International Corp	2,300	52
TAKEBISHI CORP	2,000	27
Tekken Corp	8,500	151
TOKAI Holdings Corp	100,700	655
Tokyo Gas Co Ltd	19,900	452
Tokyo Individualized Educational Institute Inc	8,500	24
Tokyu Construction Co Ltd	70,400	384
Trend Micro Inc/Japan	84,400	4,275
Unicafe Inc	6,400	39
United Super Markets Holdings Inc	123,500	814
Uoriki Co Ltd	5,800	94
Valor Holdings Co Ltd	21,900	357
Vital KSK Holdings Inc	21,700	178
Wowow Inc	19,124	143
Yamatane Corp	2,700	53
Yaoko Co Ltd	18,000	1,081
Yashima Denki Co Ltd	2,600	27
Yasuda Logistics Corp	3,700	29
Zenkoku Hosho Co Ltd	4,000	143
Zenrin Co Ltd	29,300	165
ZERIA Pharmaceutical	8,000	112
		80,708

Netherlands — 3.0%
EXOR	9,586	1,067
Koninklijke Ahold Delhaize NV	370,954	11,106
Koninklijke KPN NV	1,514,238	5,668
Shell PLC	13,223	442
Wolters Kluwer NV	51,132	8,018
		26,301

New Zealand — 0.4%
Spark New Zealand Ltd	1,102,750	3,143

Norway — 1.4%
AMSC ASA	29,261	73
DNB Bank ASA	148,568	2,955
Equinor ASA	5,871	158
Orkla ASA	286,136	2,022
Sparebank 1 Oestlandet	3,854	44
SpareBank 1 SMN	24,206	308
SpareBank 1 Sorost-Norge	3,479	22
SpareBank 1 SR-Bank ASA	13,067	165
Sparebanken Vest	26,910	289
Storebrand	45,467	420
Telenor ASA (A)	482,285	5,368

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Veidekke ASA	19,659	$214
		12,038

Portugal — 0.2%
Jeronimo Martins SGPS SA	108,962	2,163

Singapore — 0.8%
Jardine Cycle & Carriage Ltd	69,300	1,241
Jardine Matheson Holdings Ltd	38,500	1,436
Kimly Ltd	85,900	20
Oversea-Chinese Banking Corp Ltd	181,100	1,810
Sembcorp Industries Ltd	38,700	155
Sheng Siong Group Ltd	1,367,374	1,550
Singapore Airlines Ltd	53,000	251
Singapore Exchange Ltd	82,400	562
		7,025

Spain — 0.7%
ACS Actividades de Construccion y Servicios SA	11,446	479
Aena SME SA	11,081	2,183
Cia de Distribucion Integral Logista Holdings SA	30,628	857
Ebro Foods SA	9,388	157
Enagas SA	11,441	170
Iberdrola SA	123,813	1,537
Redeia Corp SA	37,326	637
		6,020

Sweden — 0.8%
Essity AB, Cl B (A)	101,494	2,413
Industrivarden AB, Cl C (A)	34,484	1,187
Volvo AB, Cl A	23,916	659
Volvo AB, Cl B (A)	90,774	2,463
		6,722

Switzerland — 4.1%
BKW AG	4,552	699
Chocoladefabriken Lindt & Spruengli AG	67	803
Holcim AG	10,566	958
Kuehne + Nagel International AG	6,924	1,930
Nestle SA	45,154	4,800
Novartis AG	103,869	10,076
Plazza AG	133	45
PSP Swiss Property AG	1,819	239
Roche Holding AG	32,536	8,374
St Galler Kantonalbank AG	106	57
Swatch Group AG/The	10,799	490
Swisscom AG	10,910	6,679
		35,150

United Kingdom — 5.3%
Auto Trader Group PLC	55,675	492
BAE Systems PLC	66,139	1,128
BT Group PLC, Cl A	767,005	1,062

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Centrica PLC	1,321,511	$2,131
Coca-Cola Europacific Partners PLC	74,449	5,208
Coca-Cola HBC AG	24,325	769
GSK PLC	93,176	2,011
Haleon PLC	661,896	2,785
HSBC Holdings PLC	88,023	688
J Sainsbury PLC	406,829	1,390
RELX PLC	126,858	5,487
Sage Group PLC/The	474,760	7,590
Shell PLC	40,137	1,331
Spirent Communications PLC	169,712	429
Tesco PLC	1,136,232	4,257
Unilever PLC	56,353	2,830
Vodafone Group PLC	6,836,189	6,085
		45,673

United States — 58.7%
AbbVie Inc	20,032	3,648
Akamai Technologies Inc *	900	98
Alphabet Inc, Cl A *	27,304	4,121
Alphabet Inc, Cl C *	22,515	3,428
Altria Group Inc	126,106	5,501
Amazon.com Inc, Cl A *	8,995	1,622
Amdocs Ltd	68,340	6,176
American Business Bank *	1,369	51
American Electric Power Co Inc	3,600	310
AMETEK Inc	17,810	3,257
Amgen Inc, Cl A	13,412	3,813
Amphenol Corp, Cl A	19,786	2,282
Apple Inc	42,279	7,250
AptarGroup Inc	41,469	5,967
AT&T Inc	404,453	7,118
Automatic Data Processing Inc	8,343	2,084
AutoZone Inc *	447	1,409
Bank of New York Mellon Corp/The	106,294	6,125
Becton Dickinson & Co	3,969	982
Berkshire Hathaway Inc, Cl B *	15,630	6,573
Box Inc, Cl A *	63,064	1,786
Bristol-Myers Squibb Co	156,215	8,472
Bunge Global SA	43,858	4,496
CACI International Inc, Cl A *	2,270	860
Cadence Design Systems Inc *	15,875	4,942
Campbell Soup Co	45,551	2,025
Cardinal Health Inc	43,739	4,894
Casey's General Stores Inc	19,357	6,164
Cboe Global Markets Inc	43,421	7,978
Cencora Inc, Cl A	20,867	5,070
Centene Corp *	42,610	3,344
Chemed Corp	7,836	5,030
Chevron Corp	41	6
Church & Dwight Co Inc	67,386	7,029
Cigna Group/The	8,828	3,206
Cintas Corp	9,368	6,436

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cirrus Logic Inc *	3,934	$364
Cisco Systems Inc	178,565	8,912
Clorox Co/The	50,515	7,734
CME Group Inc, Cl A	10,606	2,283
Coca-Cola Co/The	100,764	6,165
Colgate-Palmolive Co	107,251	9,658
Comcast Corp, Cl A	115,311	4,999
CommVault Systems Inc *	65,326	6,626
Conagra Brands Inc	55,314	1,639
Consolidated Edison Inc	25,862	2,348
Costco Wholesale Corp	12,032	8,815
CVS Health Corp	75,648	6,034
DaVita Inc *	2,300	317
Deckers Outdoor Corp *	306	288
Dell Technologies Inc, Cl C	948	108
Dolby Laboratories Inc, Cl A	17,259	1,446
Domino's Pizza Inc	2,881	1,431
Dropbox Inc, Cl A *	65,755	1,598
DTE Energy Co	2,600	292
Duke Energy Corp	8,400	812
eBay Inc	43,101	2,275
Ecolab Inc	23,784	5,492
Electronic Arts Inc	73,933	9,809
Eli Lilly & Co	434	338
Entergy Corp	300	32
Everest Group Ltd	12,087	4,805
Evergy Inc	2,500	133
Expeditors International of Washington Inc	8,800	1,070
Exxon Mobil Corp	84	10
F5 Inc, Cl A *	32,789	6,216
Fair Isaac Corp *	1,042	1,302
FedEx Corp	14,749	4,273
Ferguson PLC	3,093	676
Fox Corp, Cl A	92,957	2,907
Fox Corp, Cl B	56,608	1,620
General Dynamics Corp	8,056	2,276
General Mills Inc	111,167	7,778
Gilead Sciences Inc	107,907	7,904
Globe Life Inc	2,800	326
Graco Inc	36,155	3,379
Graham Holdings Co, Cl B	67	51
Grand Canyon Education Inc *	7,381	1,005
HealthStream Inc	18,968	506
Hershey Co/The	20,816	4,049
Hologic Inc *	15,622	1,218
Humana Inc	3,953	1,371
Huntington Ingalls Industries Inc, Cl A	2,700	787
Incyte Corp *	65,474	3,730
Ingredion Inc	1,742	204
International Business Machines Corp	56,369	10,764
J M Smucker Co/The	400	50
Johnson & Johnson	39,810	6,298

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Juniper Networks Inc	6,500	$241
Kellanova	14,776	846
Kimberly-Clark Corp	119,811	15,498
Kraft Heinz Co/The	88,913	3,281
Kroger Co/The	8,700	497
LKQ Corp	6,100	326
Lockheed Martin Corp	15,549	7,073
Manhattan Associates Inc *	3,700	926
Marathon Petroleum Corp	2,600	524
Marsh & McLennan Cos Inc	38,961	8,025
Mastercard Inc, Cl A	3,093	1,489
McDonald's Corp	1,908	538
McKesson Corp	13,275	7,127
Medtronic PLC	15,117	1,317
Merck & Co Inc	3,900	515
Microsoft Corp	27,229	11,456
Molina Healthcare Inc *	4,048	1,663
Molson Coors Beverage Co, Cl B	41,344	2,780
Mondelez International Inc, Cl A	51,279	3,589
Motorola Solutions Inc	18,930	6,720
NetApp Inc	54,141	5,683
Neurocrine Biosciences Inc *	4,076	562
New Mountain Finance Corp	269	3
NewMarket Corp	2,858	1,814
Northrop Grumman Corp	10,622	5,084
NVIDIA Corp	4,737	4,280
NVR Inc *	8	65
Omnicom Group Inc	1,000	97
O'Reilly Automotive Inc *	4,820	5,441
PACCAR Inc	28,224	3,497
Packaging Corp of America	1,700	323
PepsiCo Inc	40,632	7,111
Pfizer Inc	26,800	744
Philip Morris International Inc	26,042	2,386
Phillips 66	5,400	882
PNM Resources Inc	51,477	1,938
Procter & Gamble Co/The	80,136	13,002
Quest Diagnostics Inc	2,600	346
Regeneron Pharmaceuticals Inc *	1,651	1,589
Reliance Inc	3,872	1,294
Republic Services Inc	42,497	8,136
Reynolds Consumer Products Inc	20,557	587
Rollins Inc	19,013	880
Roper Technologies Inc	8,681	4,869
Royal Gold Inc, Cl A	28,116	3,425
RPM International Inc	10,985	1,307
Sherwin-Williams Co/The, Cl A	1,542	536
Southern Co/The	4,900	351
Spotify Technology SA *	734	194
Synopsys Inc *	4,329	2,474
TE Connectivity Ltd	885	128
TJX Cos Inc/The	32,554	3,302

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
T-Mobile US Inc	14,520	$2,370
United Therapeutics Corp *	5,597	1,286
Valero Energy Corp	500	85
VeriSign Inc *	31,625	5,993
Verisk Analytics Inc, Cl A	4,900	1,155
Verizon Communications Inc	212,231	8,905
Vertex Pharmaceuticals Inc *	2,934	1,226
Viatris Inc, Cl W	113,985	1,361
VICI Properties Inc, Cl A ‡	56,328	1,678
Vistra Corp	10,200	710
W R Berkley Corp	700	62
Walmart Inc	216,234	13,011
Waste Management Inc	24,770	5,280
Willis Towers Watson PLC	3,010	828
Yelp Inc, Cl A *	10,407	410
		509,197

Total Common Stock
(Cost $750,396) ($ Thousands)		838,581

PREFERRED STOCK — 1.0%
Germany — 1.0%
Bayerische Motoren Werke AG, 7.000%	7,625	818
Henkel AG & Co KGaA (B)	94,532	7,606

Total Preferred Stock
(Cost $8,044) ($ Thousands)		8,424

AFFILIATED PARTNERSHIP — 3.0%
SEI Liquidity Fund, LP
5.340% **†(C)	26,455,321	26,452

Total Affiliated Partnership
(Cost $26,460) ($ Thousands)		26,452

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
5.130%**†	9,471,754	9,472
Total Cash Equivalent
(Cost $9,472) ($ Thousands)		9,472
Total Investments in Securities — 101.7%
(Cost $794,372) ($ Thousands)		$882,929

SEI Institutional Managed Trust

A list of the open futures contracts held by the Fund at March 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Euro STOXX 50	18	Jun-2024	$969	$982	$21
FTSE 100 Index	5	Jun-2024	496	505	14
Hang Seng Index	4	Apr-2024	423	423	–
S&P 500 Index E-MINI	16	Jun-2024	4,171	4,247	76
SPI 200 Index	5	Jun-2024	637	648	13
TOPIX Index	4	Jun-2024	729	726	–
			$7,425	$7,531	$124

A list of the open forward foreign currency contracts held by the Fund at March 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	04/02/24	CAD	10,301	USD	7,589	$(23)
Barclays PLC	04/02/24	GBP	14,468	USD	18,291	15
Barclays PLC	04/02/24	SEK	66,589	USD	6,447	220
Barclays PLC	04/02/24	HKD	85,516	USD	10,936	10
Barclays PLC	04/02/24	JPY	6,633,861	USD	44,270	437
BNP Paribas	04/02/24	DKK	41,426	USD	6,021	23
BNP Paribas	04/02/24	NOK	73,526	USD	6,951	174
BNP Paribas	04/29/24	AUD	4,897	USD	3,214	18
BNP Paribas	04/29/24	CAD	10,816	USD	7,975	(21)
BNP Paribas	04/29/24	CHF	16,159	USD	17,989	(10)
BNP Paribas	04/29/24	DKK	56,889	USD	8,296	47
BNP Paribas	04/29/24	NOK	66,701	USD	6,236	82
BNP Paribas	04/29/24	SEK	68,103	USD	6,464	87
BNP Paribas	04/29/24	HKD	93,416	USD	11,952	4
Brown Brothers Harriman	04/02/24	USD	51	SGD	68	—
Brown Brothers Harriman	04/02/24	USD	16	AUD	24	—
Brown Brothers Harriman	04/02/24	USD	79	AUD	121	(1)
Brown Brothers Harriman	04/02/24	USD	45	CAD	61	—
Brown Brothers Harriman	04/02/24	USD	82	CAD	111	—
Brown Brothers Harriman	04/02/24	USD	135	DKK	925	(1)
Brown Brothers Harriman	04/02/24	USD	153	SEK	1,574	(6)
Brown Brothers Harriman	04/02/24	NZD	175	USD	106	2
Brown Brothers Harriman	04/02/24	USD	182	HKD	1,425	—
Brown Brothers Harriman	04/02/24	USD	424	GBP	333	(3)
Brown Brothers Harriman	04/02/24	USD	431	NZD	700	(12)
Brown Brothers Harriman	04/02/24	AUD	361	USD	239	3
Brown Brothers Harriman	04/02/24	AUD	72	USD	47	—
Brown Brothers Harriman	04/02/24	SGD	558	USD	419	5
Brown Brothers Harriman	04/02/24	USD	682	EUR	627	(5)
Brown Brothers Harriman	04/02/24	CAD	510	USD	379	2
Brown Brothers Harriman	04/02/24	CAD	176	USD	129	(1)
Brown Brothers Harriman	04/02/24	CHF	732	USD	825	13
Brown Brothers Harriman	04/02/24	USD	956	NOK	10,019	(33)
Brown Brothers Harriman	04/02/24	EUR	1,626	USD	1,774	18

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Global Managed Volatility Fund (Concluded)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	04/02/24	GBP	2,060	USD	2,635	$32
Brown Brothers Harriman	04/02/24	GBP	106	USD	134	(1)
Brown Brothers Harriman	04/02/24	SEK	3,088	USD	297	8
Brown Brothers Harriman	04/02/24	USD	3,139	CHF	2,752	(84)
Brown Brothers Harriman	04/02/24	NOK	3,194	USD	302	7
Brown Brothers Harriman	04/02/24	USD	4,245	JPY	627,306	(100)
Brown Brothers Harriman	04/02/24	HKD	9,325	USD	1,193	1
Brown Brothers Harriman	04/02/24	DKK	16,388	USD	2,406	33
Brown Brothers Harriman	04/02/24	JPY	194,229	USD	1,301	18
Brown Brothers Harriman	04/02/24	JPY	69,063	USD	456	—
Brown Brothers Harriman	04/29/24	USD	8	NZD	14	—
Brown Brothers Harriman	04/29/24	USD	12	AUD	18	—
Brown Brothers Harriman	04/29/24	USD	13	SGD	17	—
Brown Brothers Harriman	04/29/24	USD	19	SEK	205	—
Brown Brothers Harriman	04/29/24	USD	21	CHF	19	—
Brown Brothers Harriman	04/29/24	USD	32	CAD	43	—
Brown Brothers Harriman	04/29/24	NZD	3	USD	2	—
Brown Brothers Harriman	04/29/24	NZD	34	USD	21	—
Brown Brothers Harriman	04/29/24	SGD	39	USD	29	—
Brown Brothers Harriman	04/29/24	USD	40	DKK	274	—
Brown Brothers Harriman	04/29/24	CAD	37	USD	27	—
Brown Brothers Harriman	04/29/24	CAD	6	USD	4	—
Brown Brothers Harriman	04/29/24	USD	44	HKD	346	—
Brown Brothers Harriman	04/29/24	AUD	45	USD	29	—
Brown Brothers Harriman	04/29/24	USD	55	GBP	43	—
Brown Brothers Harriman	04/29/24	GBP	91	USD	115	—
Brown Brothers Harriman	04/29/24	GBP	7	USD	9	—
Brown Brothers Harriman	04/29/24	CHF	102	USD	113	—
Brown Brothers Harriman	04/29/24	USD	167	EUR	154	(1)
Brown Brothers Harriman	04/29/24	EUR	343	USD	371	—
Brown Brothers Harriman	04/29/24	DKK	98	USD	14	—
Brown Brothers Harriman	04/29/24	DKK	491	USD	71	—
Brown Brothers Harriman	04/29/24	HKD	646	USD	83	—
Brown Brothers Harriman	04/29/24	NOK	201	USD	19	—
Brown Brothers Harriman	04/29/24	NOK	757	USD	70	—
Brown Brothers Harriman	04/29/24	SEK	253	USD	24	—
Brown Brothers Harriman	04/29/24	SEK	863	USD	81	—
Brown Brothers Harriman	04/30/24	USD	288	JPY	43,364	—
Brown Brothers Harriman	04/30/24	USD	34	JPY	5,078	—
Brown Brothers Harriman	04/30/24	JPY	43,759	USD	290	—
Standard Chartered	04/02/24	NZD	3,841	USD	2,343	45
Standard Chartered	04/29/24	GBP	16,301	USD	20,622	31
Standard Chartered	04/29/24	EUR	33,389	USD	36,296	200
Westpac Banking	04/02/24	SGD	3,586	USD	2,668	11
Westpac Banking	04/02/24	AUD	4,609	USD	3,000	(7)
Westpac Banking	04/02/24	CHF	18,179	USD	20,740	556
Westpac Banking	04/02/24	EUR	32,391	USD	35,070	89
Westpac Banking	04/29/24	NZD	3,317	USD	1,999	16
Westpac Banking	04/29/24	SGD	4,076	USD	3,037	12

SEI Institutional Managed Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Westpac Banking	04/30/24	JPY	6,269,846	USD	41,633	$22
						$1,932

Percentages are based on Net Assets of $868,028 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2024.
(B)	No interest rate available.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of March 31, 2024 was $26,452 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	838,581	–	–	838,581
Preferred Stock	8,424	–	–	8,424
Affiliated Partnership	–	26,452	–	26,452
Cash Equivalent	9,472	–	–	9,472
Total Investments in Securities	856,477	26,452	–	882,929

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	124	–	–	124
Forward Contracts*
Unrealized Appreciation	–	2,241	–	2,241
Unrealized Depreciation	–	(309)	–	(309)
Total Other Financial Instruments	124	1,932	–	2,056

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

*	Futures contracts and forward contracts are valued at unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$5,171	$62,817	$(41,526)	$(2)	$(8)	$26,452	$17	$—
SEI Daily Income Trust, Government Fund, Institutional Class	8,088	178,111	(176,727)	—	—	9,472	186	—
Totals	$13,259	$240,928	$(218,253)	$(2)	$(8)	$35,924	$203	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Tax-Managed Managed Volatility Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.4%

Communication Services — 2.7%
Comcast Corp, Cl A	63,700	$2,761
Fox Corp, Cl A	72,007	2,252
Fox Corp, Cl B	13,515	387
Madison Square Garden Sports Corp *	8,894	1,641
New York Times Co/The, Cl A	90,194	3,898
T-Mobile US Inc	37,205	6,073
Verizon Communications Inc	133,139	5,586

		22,598
Consumer Discretionary — 5.1%
AutoZone Inc *	5,600	17,649
Darden Restaurants Inc	6,293	1,052
Honda Motor Co Ltd ADR	129,300	4,814
McDonald's Corp	24,019	6,772
Murphy USA Inc	6,300	2,641
Texas Roadhouse Inc, Cl A	38,001	5,870
Toyota Motor Corp ADR (A)	16,500	4,153

		42,951
Consumer Staples — 14.1%
Altria Group Inc	51,246	2,235
Archer-Daniels-Midland Co	46,136	2,898
Campbell Soup Co	61,859	2,750
Casey's General Stores Inc	2,858	910
Church & Dwight Co Inc	69,150	7,213
Clorox Co/The	18,287	2,800
Coca-Cola Co/The	61,118	3,739
Coca-Cola Europacific Partners PLC	49,400	3,456
Colgate-Palmolive Co	59,487	5,357
Costco Wholesale Corp	9,848	7,215
Dollar General Corp	14,427	2,251
General Mills Inc	77,717	5,438
Hershey Co/The	32,131	6,250
Hormel Foods Corp	84,649	2,953
Kellanova	65,002	3,724

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kimberly-Clark Corp	40,417	$5,228
Kroger Co/The	153,100	8,747
Lamb Weston Holdings Inc	28,333	3,018
McCormick & Co Inc/MD	71,893	5,522
Metro Inc/CN, Cl A	58,400	3,138
PepsiCo Inc	55,363	9,689
Procter & Gamble Co/The	36,873	5,983
Target Corp, Cl A	11,722	2,077
Tyson Foods Inc, Cl A	16,292	957
Walmart Inc	223,965	13,476
WK Kellogg Co	42,187	793

		117,817
Energy — 1.9%
DT Midstream Inc	7,200	440
Exxon Mobil Corp	21,000	2,441
Marathon Petroleum Corp	20,423	4,115
Shell PLC ADR	48,400	3,245
TotalEnergies ADR	23,900	1,645
Williams Cos Inc/The	96,414	3,757

		15,643
Financials — 14.7%
Aflac Inc	112,800	9,685
Allstate Corp/The	40,900	7,076
American Financial Group Inc/OH	17,700	2,416
Berkshire Hathaway Inc, Cl B *	13,500	5,677
Cboe Global Markets Inc	46,588	8,560
Chubb Ltd	12,399	3,213
Cullen/Frost Bankers Inc	10,482	1,180
Everest Group Ltd	31,839	12,656
First Hawaiian Inc	136,393	2,995
Hanover Insurance Group Inc/The, Cl A	19,700	2,682
Jack Henry & Associates Inc	10,939	1,900
M&T Bank Corp	13,412	1,951
MGIC Investment Corp	108,239	2,420
Morningstar Inc, Cl A	14,569	4,493
National Bank of Canada	40,500	3,414
NU Holdings Ltd, Cl A *	79,426	948
Progressive Corp/The	126,860	26,237
RenaissanceRe Holdings Ltd	31,431	7,387
Travelers Cos Inc/The	38,014	8,748
Unum Group	78,804	4,229
White Mountains Insurance Group Ltd	2,847	5,108

		122,975
Health Care — 21.2%
AbbVie Inc	81,633	14,865
Amgen Inc, Cl A	16,800	4,777
AstraZeneca PLC ADR	60,600	4,106
Bristol-Myers Squibb Co	84,506	4,583
Cencora Inc, Cl A	14,727	3,578
Chemed Corp	9,592	6,157
Cigna Group/The	5,727	2,080

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CVS Health Corp	31,417	$2,506
Danaher Corp, Cl A	7,087	1,770
Elevance Health Inc	41,000	21,260
Eli Lilly & Co	32,100	24,972
Exelixis Inc *	186,750	4,432
Gilead Sciences Inc	42,113	3,085
Henry Schein Inc *	13,267	1,002
Humana Inc	23,845	8,268
Incyte Corp *	74,391	4,238
Johnson & Johnson	14,300	2,262
McKesson Corp	8,957	4,809
Merck & Co Inc	164,378	21,690
Mettler-Toledo International Inc *	3,168	4,217
Neurocrine Biosciences Inc *	49,986	6,894
Pfizer Inc	96,968	2,691
Quest Diagnostics Inc	15,100	2,010
Thermo Fisher Scientific Inc	3,885	2,258
United Therapeutics Corp *	14,228	3,268
UnitedHealth Group Inc	33,000	16,325

		178,103
Industrials — 13.9%
Automatic Data Processing Inc	11,453	2,860
Carrier Global Corp	50,700	2,947
CH Robinson Worldwide Inc	31,279	2,382
CSG Systems International Inc	37,600	1,938
Cummins Inc	8,000	2,357
EMCOR Group Inc	13,365	4,680
General Dynamics Corp	20,035	5,660
L3Harris Technologies Inc	22,600	4,816
Landstar System Inc	11,414	2,200
Lockheed Martin Corp	5,885	2,677
Northrop Grumman Corp	40,245	19,264
Quanta Services Inc	32,700	8,495
Republic Services Inc	131,000	25,079
Rollins Inc	59,391	2,748
RTX Corp	106,100	10,348
Schneider National Inc, Cl B	107,305	2,429
Waste Management Inc	74,421	15,863

		116,743
Information Technology — 19.2%
Amdocs Ltd	158,114	14,289
Apple Inc	131,500	22,549
Cisco Systems Inc	74,694	3,728
Cognizant Technology Solutions Corp, Cl A	51,408	3,768
F5 Inc, Cl A *	17,610	3,339
International Business Machines Corp	9,600	1,833
Microsoft Corp	69,096	29,070
Motorola Solutions Inc	87,964	31,225
NetApp Inc	46,296	4,860
Oracle Corp, Cl B	168,520	21,168
Qorvo Inc *	24,194	2,778

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Synopsys Inc *	39,300	$22,460

		161,067
Materials — 2.6%
AptarGroup Inc	6,262	901
Avery Dennison Corp	26,300	5,871
Corteva Inc	74,350	4,288
NewMarket Corp	7,800	4,950
Royal Gold Inc, Cl A	11,548	1,407
Sealed Air Corp	58,400	2,172
Silgan Holdings Inc	37,000	1,797

		21,386
Real Estate — 0.2%
Equity LifeStyle Properties Inc ‡	29,390	1,893

Utilities — 2.8%
Ameren Corp	21,800	1,612
American Electric Power Co Inc	23,100	1,989
DTE Energy Co	38,099	4,272
Duke Energy Corp	26,843	2,596
Entergy Corp	17,400	1,839
National Fuel Gas Co	37,930	2,038
NextEra Energy Inc	25,080	1,603
Portland General Electric Co	39,600	1,663
Public Service Enterprise Group Inc	27,400	1,830
Southern Co/The	19,305	1,385
WEC Energy Group Inc	29,250	2,402

		23,229
Total Common Stock
(Cost $324,262) ($ Thousands)		824,405

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, LP
5.340% **†(B)	2,950,637	2,944

Total Affiliated Partnership
(Cost $2,951) ($ Thousands)		2,944

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Institutional Class
5.130%**†	13,783,568	13,784
Total Cash Equivalent
(Cost $13,784) ($ Thousands)		13,784
Total Investments in Securities — 100.4%
(Cost $340,997) ($ Thousands)		$841,133

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Tax-Managed Managed Volatility Fund (Concluded)

A list of the open futures contracts held by the Fund at March 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	23	Jun-2024	$5,964	$6,105	$141

Percentages are based on a Net Assets of $838,065 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2024.
(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of March 31, 2024 was $2,944 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	824,405	–	–	824,405
Affiliated Partnership	–	2,944	–	2,944
Cash Equivalent	13,784	–	–	13,784
Total Investments in Securities	838,189	2,944	–	841,133

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	141	–	–	141
Total Other Financial Instruments	141	–	–	141

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$3,171	$5,544	$(5,769)	$—	$(2)	$2,944	$6	$—
SEI Daily Income Trust, Government Fund, Institutional Class	18,107	79,312	(83,635)	—	—	13,784	343	—
Totals	$21,278	$84,856	$(89,404)	$–	$(2)	$16,728	$349	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Tax-Managed International Managed Volatility Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.3%
Australia — 5.5%
a2 Milk *	38,118	$155
Abacus Storage King ‡	226,087	184
AGL Energy Ltd	179,746	978
Ampol Ltd	22,683	589
ANZ Group Holdings Ltd	59,390	1,139
Aurizon Holdings Ltd	163,603	427
Bendigo & Adelaide Bank Ltd	52,109	348
BlueScope Steel Ltd	17,019	265
Brambles Ltd	154,246	1,625
CAR Group Ltd	4,561	107
Chorus Ltd	33,388	153
Cochlear Ltd	1,230	271
Coles Group Ltd	13,130	145
Computershare Ltd	20,988	358
CSL Ltd	3,288	618
Deterra Royalties Ltd	32,233	104
Elders Ltd	100,356	614
Fortescue Ltd	7,760	130
Harvey Norman Holdings Ltd (A)	306,063	1,028
JB Hi-Fi Ltd	27,996	1,174
Metcash Ltd, Cl A	272,155	694
Northern Star Resources Ltd	12,917	122
Orica Ltd	44,639	532
Origin Energy Ltd	143,021	858
QBE Insurance Group Ltd	16,607	196
REA Group Ltd	2,613	316
Rio Tinto Ltd	12,147	965
Rio Tinto PLC	3,292	209
Rio Tinto PLC ADR	3,379	215
Telstra Group Ltd, Cl B	138,665	349
Ventia Services Group Pty Ltd	289,406	727
Viva Energy Group Ltd	30,280	73
Wesfarmers Ltd	18,824	840

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Woolworths Group Ltd	17,215	$373
		16,881

Austria — 0.4%
ANDRITZ AG	5,099	318
CA Immobilien Anlagen AG	4,737	167
Eurotelesites AG *	20,380	82
S Immo AG	9,548	–
Telekom Austria AG, Cl A	81,520	682
		1,249

Belgium — 1.0%
Ageas SA/NV	26,534	1,230
Colruyt Group N.V	25,637	1,185
Proximus SADP	82,479	668
		3,083

Canada — 2.3%
Bank of Nova Scotia/The, Cl C	10,136	525
Canadian Imperial Bank of Commerce (A)	21,343	1,083
Canadian Tire Corp Ltd, Cl A (A)	12,717	1,269
Cogeco Communications Inc	11,156	495
iA Financial Corp Inc	2,992	186
Loblaw Cos Ltd	24,108	2,674
Stella-Jones Inc	13,355	780
		7,012

China — 0.3%
Wilmar International Ltd	349,300	888

Denmark — 3.7%
Ascendis Pharma A/S ADR *	2,552	386
Carlsberg AS, Cl B	15,344	2,103
Coloplast A/S, Cl B	3,674	497
Danske Bank A/S	63,284	1,902
DSV A/S	3,369	548
Jyske Bank A/S	2,041	173
Novo Nordisk A/S, Cl B	24,925	3,201
Scandinavian Tobacco Group A/S	61,312	1,099
Solar A/S, Cl B	2,119	102
Sydbank AS	22,507	1,168
UIE PLC	5,640	178
		11,357

Finland — 0.9%
Elisa Oyj	6,768	302
Kemira Oyj	45,914	869
Kesko Oyj, Cl B	30,770	575
Orion Oyj, Cl B	7,782	291
TietoEVRY Oyj	27,526	583
		2,620

France — 8.4%
Air Liquide SA	3,881	808
Arkema SA	1,238	130
AXA SA	35,579	1,338

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BNP Paribas SA	3,209	$228
Bouygues SA	13,175	538
Carrefour SA	126,668	2,172
Cie Generale des Etablissements Michelin SCA	49,129	1,885
Credit Agricole SA	22,471	335
Danone SA	36,496	2,361
Dassault Systemes SE	7,021	311
Eiffage SA	4,634	526
Engie SA	70,311	1,178
Legrand SA	6,561	696
L'Oreal SA	465	220
Metropole Television SA	45,348	677
Orange SA	352,858	4,149
Sanofi SA	42,094	4,135
Societe BIC SA	21,338	1,526
Thales SA, Cl A	5,065	865
TotalEnergies SE	22,396	1,535
Vivendi SE	12,382	135
		25,748

Germany — 4.6%
Bayer AG	18,292	562
Bayerische Motoren Werke AG	1,376	159
Beiersdorf AG	12,795	1,865
Deutsche Boerse AG	2,569	526
Deutsche Post AG	28,985	1,249
Deutsche Telekom AG	139,568	3,392
E.ON SE	10,939	152
Fresenius Medical Care AG	3,728	144
Fresenius SE & Co KGaA	3,549	96
Hannover Rueck SE	1,509	413
Henkel AG & Co KGaA	1,777	128
Hornbach Holding AG & Co KGaA	11,109	894
Knorr-Bremse AG	2,220	168
Merck KGaA	1,146	202
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,916	2,401
SAP SE	2,687	524
Sirius Real Estate Ltd	87,389	108
Suedzucker AG	8,202	118
Talanx AG	3,734	296
United Internet AG	23,226	523
		13,920

Hong Kong — 3.2%
Bank of East Asia	211,400	252
CK Asset Holdings Ltd	316,000	1,300
CK Hutchison Holdings Ltd	433,000	2,091
CLP Holdings Ltd, Cl B	140,500	1,119
Dah Sing Banking Group Ltd	750,400	534
HK Electric Investments & HK Electric Investments Ltd	663,000	414

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HKT Trust & HKT Ltd	355,000	$414
Hutchison Telecommunications Hong Kong Holdings Ltd	756,000	98
PCCW Ltd	997,704	494
Power Assets Holdings Ltd	119,500	699
VTech Holdings Ltd	186,100	1,128
WH Group Ltd	2,029,500	1,338
		9,881

Indonesia — 0.2%
First Resources Ltd	600,200	609

Ireland — 0.2%
Glanbia PLC	32,023	632

Israel — 2.0%
Bank Hapoalim BM	31,232	294
Bank Leumi Le-Israel BM	70,770	591
Bezeq The Israeli Telecommunication Corp Ltd	430,506	556
Check Point Software Technologies Ltd *	8,788	1,441
Elbit Systems Ltd	1,000	210
FIBI Holdings Ltd	2,971	133
First International Bank Of Israel Ltd/The	3,372	141
Isracard Ltd	–	–
Mizrahi Tefahot Bank Ltd	12,013	452
Nice Ltd ADR *	3,872	1,009
Nova Ltd *	853	151
Oil Refineries Ltd	1,752,180	583
Radware Ltd *	5,518	103
Shufersal Ltd *	26,493	187
Telsys Ltd	1,666	113
		5,964

Italy — 1.6%
A2A SpA	582,186	1,052
ACEA SpA	16,169	287
Assicurazioni Generali SpA	15,478	392
Enel SpA	38,590	255
Eni SpA	65,456	1,036
Leonardo SpA	5,397	136
Terna - Rete Elettrica Nazionale	27,136	224
UnipolSai Assicurazioni SpA	507,575	1,471
		4,853

Japan — 26.0%
AEON REIT Investment Corp ‡	669	614
Aica Kogyo	4,400	107
Amano Corp	4,800	122
Anritsu Corp	50,200	405
Arcs Co Ltd	38,800	800
Autobacs Seven Co Ltd	9,100	95
Bandai Namco Holdings Inc	6,900	128
Bridgestone Corp	26,900	1,189
Brother Industries Ltd	60,700	1,123

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Canon Inc	89,200	$2,653
Chubu Electric Power Co Inc	63,400	827
Citizen Watch Co Ltd (A)	84,800	556
Daicel Corp	75,100	739
Daiichi Sankyo Co Ltd	7,500	238
Daiki Aluminium Industry Co Ltd	9,800	79
Daito Trust Construction Co Ltd	1,700	193
Daiwa Securities Group Inc	72,800	551
DCM Holdings Co Ltd	102,200	987
EDION Corp (A)	77,600	780
ENEOS Holdings Inc	388,500	1,865
Ezaki Glico Co Ltd	13,300	371
Fuji Nihon Seito Corp (A)	7,600	50
FUJIFILM Holdings Corp	36,600	819
Heiwado Co Ltd	7,900	106
Hirose Electric Co Ltd (A)	3,600	369
Honda Motor Co Ltd	121,700	1,499
House Foods Group Inc	5,400	110
Hoya Corp	1,500	187
Inpex Corp	89,400	1,358
ITOCHU Corp	41,800	1,785
Itochu Enex Co Ltd	67,200	691
Itoham Yonekyu Holdings Inc	32,080	842
Japan Post Bank Co Ltd	106,800	1,147
Japan Post Holdings Co Ltd	182,800	1,839
Japan Tobacco Inc	104,800	2,789
JFE Holdings Inc	6,000	99
Kajima Corp	62,300	1,274
Kaken Pharmaceutical Co Ltd	24,700	558
Kamigumi Co Ltd	10,100	222
Kaneka Corp	30,200	749
Kansai Electric Power Co Inc/The	47,000	667
Kato Sangyo Co Ltd	8,700	260
KDDI Corp	58,300	1,721
Keihanshin Building Co Ltd	14,200	144
Keisei Electric Railway Co Ltd	4,674	190
Kewpie Corp	12,300	228
Kinden Corp	42,200	733
Komeri Co Ltd	5,200	118
K's Holdings Corp (A)	46,300	398
Kuraray Co Ltd	151,500	1,617
Kurimoto Ltd	5,300	138
Lawson Inc	13,400	915
Lintec Corp (A)	38,500	791
Lion Corp	12,500	112
Marubeni Corp	17,400	300
Maruichi Steel Tube Ltd	4,400	117
McDonald's Holdings Co Japan Ltd	2,900	130
Megmilk Snow Brand Co Ltd	25,000	443
MEIJI Holdings Co Ltd	14,700	321
MIRAIT ONE corp	41,700	513
Mitsubishi Chemical Group Corp, Cl B	116,800	710

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mitsubishi Electric Corp	67,600	$1,126
Mitsubishi Shokuhin Co Ltd	23,100	847
Mitsubishi UFJ Financial Group Inc (A)	205,800	2,087
Mitsui & Co Ltd	28,400	1,322
Mitsui Chemicals Inc	11,400	333
Mizuho Financial Group Inc	139,580	2,756
Morinaga & Co Ltd/Japan	21,600	370
Morinaga Milk Industry Co Ltd	6,000	123
Morishita Jintan Co Ltd	4,200	69
MS&AD Insurance Group Holdings Inc	93,000	1,637
NEC Corp	6,400	466
NH Foods Ltd	3,800	127
Nichirei Corp	6,500	175
Nippn Corp	17,100	262
NIPPON EXPRESS HOLDINGS INC	5,500	280
Nippon Light Metal Holdings Co Ltd	32,400	383
Nippon Steel Corp (A)	7,400	178
Nippon Telegraph & Telephone Corp	1,109,500	1,320
Nippon Television Holdings Inc	80,400	1,174
Nisshin Seifun Group Inc	55,700	766
Nissin Foods Holdings Co Ltd	7,500	207
Niterra Co Ltd	19,800	655
Nitto Fuji Flour Milling Co Ltd	5,000	175
Nomura Real Estate Holdings Inc	13,300	375
Obayashi Corp	11,500	136
Oji Holdings Corp (A)	60,100	249
Okinawa Cellular Telephone Co	6,200	146
Ono Pharmaceutical Co Ltd	50,200	822
Osaka Gas Co Ltd	38,600	867
Otsuka Corp	18,200	385
Otsuka Holdings Co Ltd	16,200	671
Rohm Co Ltd	5,600	89
Sankyo Co Ltd	148,000	1,615
Sankyu Inc	14,600	501
Secom Co Ltd	7,100	514
Seiko Epson Corp	57,000	992
Seino Holdings Co Ltd	58,300	800
Sekisui House Ltd	47,600	1,080
Senko Group Holdings Co Ltd	58,300	436
Showa Sangyo Co Ltd	5,500	126
SoftBank Corp	30,200	387
Sojitz (A)	15,000	394
Sompo Holdings Inc	7,200	150
Sugi Holdings Co Ltd	4,200	72
Sumitomo Corp	38,800	931
Sumitomo Heavy Industries Ltd	29,800	934
Sumitomo Mitsui Financial Group Inc	40,200	2,346
Sumitomo Mitsui Trust Holdings Inc	59,600	1,283
Sundrug Co Ltd	18,600	576
Techno Ryowa Ltd	18,100	247
Toho Holdings Co Ltd	5,000	119
TOPPAN Holdings Inc	10,000	250

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Toyota Boshoku Corp (A)	24,600	$418
Trend Micro Inc/Japan	12,900	653
USS Co Ltd	67,600	558
Valor Holdings Co Ltd	29,600	483
Yamada Holdings Co Ltd *	56,700	164
Yamaguchi Financial Group Inc	92,500	936
Zaoh Co Ltd	8,700	146
Zensho Holdings Co Ltd	2,300	96
		79,266

Jordan — 0.3%
Hikma Pharmaceuticals PLC	39,776	964

Netherlands — 3.3%
ABN AMRO Bank NV GDR	11,695	200
EXOR	7,719	859
Koninklijke Ahold Delhaize NV	158,868	4,756
Koninklijke KPN NV	419,598	1,571
NN Group NV	29,146	1,348
Shell PLC	3,555	119
Wolters Kluwer NV	7,314	1,147
		10,000

New Zealand — 0.5%
Channel Infrastructure NZ	111,719	102
Fisher & Paykel Healthcare Corp Ltd	19,131	294
Freightways Group	19,353	102
Mercury NZ Ltd	109,078	452
Meridian Energy Ltd	35,190	124
Spark New Zealand Ltd	212,656	606
		1,680

Norway — 1.2%
DNB Bank ASA	22,448	447
Norsk Hydro ASA	28,454	156
Olav Thon Eiendomsselskap ASA	13,082	267
Orkla ASA	238,367	1,685
Sparebank 1 Oestlandet	8,506	98
SpareBank 1 SR-Bank ASA	17,208	217
Telenor ASA	68,488	762
		3,632

Portugal — 0.9%
Jeronimo Martins SGPS SA	55,263	1,097
Navigator Co SA/The	133,142	582
NOS SGPS SA	146,623	574
Sonae SGPS SA	383,487	365
		2,618

Singapore — 3.3%
DBS Group Holdings Ltd	100,700	2,688
Genting Singapore Ltd	369,400	242
Jardine Cycle & Carriage Ltd	96,100	1,721
Jardine Matheson Holdings Ltd	17,200	642
Mapletree Logistics Trust ‡	154,270	167

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Oversea-Chinese Banking Corp Ltd	184,400	$1,843
Sheng Siong Group Ltd	383,000	434
Singapore Exchange Ltd	44,300	302
Singapore Technologies Engineering Ltd	146,200	436
United Overseas Bank Ltd	70,700	1,535
Venture Corp Ltd	8,100	86
		10,096

South Africa — 0.0%
Thungela Resources Ltd	1,394	9

Spain — 2.1%
Acerinox SA	17,247	189
ACS Actividades de Construccion y Servicios SA	6,200	260
Aena SME SA	693	137
CaixaBank SA	14,847	72
Cia de Distribucion Integral Logista Holdings SA	90,492	2,531
Faes Farma SA	57,395	195
Iberdrola SA	60,545	752
Indra Sistemas	23,422	486
Industria de Diseno Textil SA	5,360	270
Repsol SA, Cl A	69,865	1,165
Telefonica SA	61,390	271
		6,328

Sweden — 1.9%
Axfood AB	13,229	385
Betsson AB, Cl B	32,738	324
Epiroc AB, Cl B	14,793	251
Essity AB, Cl B (A)	45,353	1,078
Industrivarden AB, Cl C	21,625	745
KNOW IT AB	7,589	112
Nyfosa AB	18,745	185
Securitas AB, Cl B	22,999	237
Skandinaviska Enskilda Banken AB, Cl A (A)	27,192	369
Svenska Cellulosa AB SCA, Cl B	11,438	176
Swedbank AB, Cl A	32,836	652
Swedish Orphan Biovitrum AB *	18,063	451
Volvo AB, Cl B	26,274	713
		5,678

Switzerland — 8.0%
ABB Ltd	11,765	547
Alcon Inc	3,282	272
ALSO Holding AG	606	157
Baloise Holding AG	6,068	952
Basellandschaftliche Kantonalbank	201	186
Berner Kantonalbank AG	473	128
BKW AG	5,701	876
Chocoladefabriken Lindt & Spruengli AG	74	887
EFG International AG	36,769	460
Emmi AG	588	584

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
EMS-Chemie Holding AG	206	$158
Givaudan SA	24	107
Helvetia Holding AG	579	80
Holcim AG	12,184	1,105
Kuehne + Nagel International AG	310	86
Landis+Gyr Group AG	1,298	100
Nestle SA	10,269	1,092
Novartis AG	50,109	4,861
PSP Swiss Property AG	3,886	510
Roche Holding AG	8,844	2,255
Romande Energie Holding SA	1,900	114
Sandoz Group AG *	10,990	332
Sika AG	1,337	399
Sonova Holding AG	2,439	707
Swatch Group AG/The	2,251	102
Swiss Life Holding AG	1,571	1,103
Swiss Prime Site AG	1,190	112
Swiss Re AG	18,721	2,410
Swisscom AG	4,134	2,531
Thurgauer Kantonalbank	927	130
TX Group AG	559	92
Valiant Holding AG	8,341	980
		24,415

United Kingdom — 13.4%
3i Group PLC	18,195	646
Atalaya Mining PLC	44,952	220
B&M European Value Retail SA	109,127	752
BAE Systems PLC	265,971	4,534
Balfour Beatty PLC	18,764	91
Bank of Georgia Group PLC	15,867	1,012
BP PLC	199,563	1,250
British American Tobacco PLC	33,613	1,022
Britvic PLC	61,970	643
BT Group PLC, Cl A	291,396	404
Bunzl PLC	27,294	1,051
Centamin PLC	91,997	131
Centrica PLC	462,322	745
Coca-Cola Europacific Partners PLC	11,497	804
Coca-Cola HBC AG	44,915	1,420
Computacenter PLC	33,825	1,152
DCC PLC	1,124	82
Diageo PLC	3,992	147
Endeavour Mining PLC	6,089	124
Ferguson PLC	1,009	221
GSK PLC	187,648	4,050
GSK PLC ADR	9,074	389
Haleon PLC	44,593	188
Howden Joinery Group PLC	31,799	364
HSBC Holdings PLC	99,862	781
Imperial Brands PLC	111,853	2,501
Inchcape PLC	12,434	114
J Sainsbury PLC	514,865	1,759

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kingfisher PLC	155,257	$489
National Grid PLC	8,113	109
Pearson PLC	44,486	586
Premier Foods PLC	325,003	613
QinetiQ Group PLC	329,839	1,522
RELX PLC	23,211	1,004
Sage Group PLC/The	82,555	1,320
Serco Group PLC	303,591	727
Shell PLC	69,558	2,307
Spirent Communications PLC	75,809	192
Tesco PLC	804,451	3,014
Unilever PLC	24,439	1,227
Vodafone Group PLC	1,027,290	914
Woodside Energy Group Ltd	5,009	100
YouGov PLC	8,551	108
		40,829

United States — 0.1%
Ferguson PLC	1,103	241
Taro Pharmaceutical Industries Ltd *	2,666	113
		354

Total Common Stock
(Cost $216,334) ($ Thousands)		290,566

PREFERRED STOCK — 0.8%
Germany — 0.8%
Henkel AG & Co KGaA (B)	30,256	2,435

Total Preferred Stock
(Cost $1,993) ($ Thousands)		2,435
	Number of Rights
RIGHT — 0.0%
Australia — 0.0%
Abacus Property Group *‡‡	40,372	–
Total Right
(Cost $—) ($ Thousands)		–

	Shares
AFFILIATED PARTNERSHIP — 3.5%
SEI Liquidity Fund, LP
5.340% **†(C)	10,577,068	10,578

Total Affiliated Partnership
(Cost $10,579) ($ Thousands)		10,578

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Tax-Managed International Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Institutional Class
5.130%**†	4,944,054	$4,944
Total Cash Equivalent
(Cost $4,944) ($ Thousands)		4,944
Total Investments in Securities — 101.2%
(Cost $233,850) ($ Thousands)		$308,523

SEI Institutional Managed Trust

A list of the open futures contracts held by the Fund at March 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	26	Jun-2024	$1,407	$1,416	$19
FTSE 100 Index	7	Jun-2024	699	707	13
Hang Seng Index	1	Apr-2024	106	106	–
SPI 200 Index	3	Jun-2024	384	389	6
TOPIX Index	6	Jun-2024	1,098	1,090	(9)
			$3,694	$3,708	$29

Percentages are based on Net Assets of $304,893 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2024.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2024.
(B)	No interest rate available.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of March 31, 2024 was $10,578 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)		Level 3 ($)	Total ($)
Common Stock	290,566	—		—	290,566
Preferred Stock	2,435	—		—	2,435
Right	—	—	^	—	—
Affiliated Partnership	10,578	—		—	10,578
Cash Equivalent	4,944	—		—	4,944
Total Investments in Securities	308,523	—		—	308,523

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	38	–	–	38
Unrealized Depreciation	(9)	–	–	(9)
Total Other Financial Instruments	29	–	–	29

^ This category includes securities with a value less than $500.

*	Futures contracts are valued at unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$2,591	$44,129	$(36,138)	$—	$(4)	$10,578	$16	$—
SEI Daily Income Trust, Government Fund, Institutional Class	1,096	42,023	(38,175)	—	—	4,944	71	—
Totals	$3,687	$86,152	$(74,313)	$–	$(4)	$15,522	$87	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Real Estate Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.0%

Real Estate — 98.0%
Alexandria Real Estate Equities Inc ‡	8,550	$1,102
American Healthcare REIT Inc ‡	35,150	518
American Tower Corp, Cl A ‡	5,370	1,061
AvalonBay Communities Inc ‡	7,490	1,390
Boston Properties Inc ‡	22,350	1,460
Brixmor Property Group Inc ‡	76,400	1,792
Camden Property Trust ‡	19,764	1,945
CareTrust REIT Inc ‡	23,580	575
Cousins Properties Inc ‡	39,110	940
DiamondRock Hospitality Co ‡	83,440	802
Digital Realty Trust Inc, Cl A ‡	22,630	3,260
Douglas Emmett Inc ‡	41,750	579
Elme Communities ‡	18,539	258
Equinix Inc ‡	9,385	7,746
Equity Residential ‡	42,070	2,655
Extra Space Storage Inc ‡	23,380	3,437
First Industrial Realty Trust Inc ‡	44,550	2,341
Healthpeak Properties Inc ‡	107,520	2,016
Host Hotels & Resorts Inc ‡	87,200	1,803
Independence Realty Trust Inc ‡	10,437	168
Invitation Homes Inc ‡	70,060	2,495
Iron Mountain Inc ‡	5,870	471
Kilroy Realty Corp ‡	21,590	787
Kimco Realty Corp ‡	119,100	2,336
Medical Properties Trust Inc ‡(A)	47,933	225
Omega Healthcare Investors Inc ‡	39,041	1,236
Paramount Group Inc ‡	24,580	115
Prologis Inc ‡	55,380	7,212
Public Storage ‡	11,520	3,342
Retail Opportunity Investments Corp ‡	71,240	913
Rexford Industrial Realty Inc ‡	36,860	1,854
Ryman Hospitality Properties Inc ‡	1,300	150
SBA Communications Corp, Cl A ‡	2,210	479
Simon Property Group Inc ‡	20,956	3,279
Sun Communities Inc ‡	19,060	2,451
UDR Inc ‡	68,280	2,554
Urban Edge Properties ‡	25,299	437
Ventas Inc ‡	65,570	2,855
Welltower Inc ‡	37,430	3,497

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xenia Hotels & Resorts Inc ‡	34,460	$517

		73,053
Total Common Stock
(Cost $55,737) ($ Thousands)		73,053

AFFILIATED PARTNERSHIP — 0.3%
SEI Liquidity Fund, LP
5.340% **(B)	176,385	175

Total Affiliated Partnership
(Cost $177) ($ Thousands)		175

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Institutional Class
5.130%**	1,202,400	1,202
Total Cash Equivalent
(Cost $1,202) ($ Thousands)		1,202
Total Investments in Securities — 99.9%
(Cost $57,116) ($ Thousands)		$74,430

Percentages are based on Net Assets of $74,528 ($ Thousands).
**	The rate reported is the 7-day effective yield as of March 31, 2024.
‡	Real Estate Investment Trust.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2024.
(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of March 31, 2024 was $175 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	73,053	–	–	73,053
Affiliated Partnership	–	175	–	175
Cash Equivalent	1,202	–	–	1,202
Total Investments in Securities	74,255	175	–	74,430

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$4	$529	$(358)	$—	$—	$175	$—	$—
SEI Daily Income Trust, Government Fund, Institutional Class	973	10,137	(9,908)	—	—	1,202	21	—
Totals	$977	$10,666	$(10,266)	$–	$—	$1,377	$21	$—

Amounts designated as “-” are either $0 or have been rounded to be $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Core Fixed Income Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 40.6%
Agency Mortgage-Backed Obligations — 35.6%
FHLMC
7.500%, 05/01/2031 to 02/01/2038	$168	$170
7.000%, 05/01/2024 to 03/01/2039	46	49
6.500%, 10/01/2031 to 07/01/2053	2,110	2,174
6.000%, 02/01/2032 to 12/01/2053	9,164	9,317
5.500%, 06/01/2052 to 09/01/2053	10,160	10,137
5.000%, 05/01/2033 to 05/01/2053	12,073	11,854
4.500%, 04/01/2035 to 12/01/2052	12,812	12,325
4.000%, 08/01/2041 to 02/01/2053	14,251	13,495
3.500%, 12/01/2033 to 06/01/2052	27,535	25,149
3.000%, 03/01/2031 to 06/01/2052	40,104	35,306
2.500%, 10/01/2031 to 05/01/2052	64,402	54,103
2.000%, 07/01/2032 to 05/01/2052	61,426	50,021
1.500%, 11/01/2040 to 08/01/2051	12,934	10,090
0.000%, 07/15/2031(A)	265	190
FHLMC ARM
7.511%, RFUCCT1Y + 1.683%, 02/01/2043(B)	83	85
7.464%, RFUCCT1Y + 1.770%, 09/01/2042(B)	54	55
7.451%, RFUCCT1Y + 1.609%, 10/01/2043(B)	62	63
7.191%, RFUCCT1Y + 1.628%, 11/01/2043(B)	48	49
7.156%, RFUCCT1Y + 1.605%, 09/01/2043(B)	28	29
7.109%, RFUCCT1Y + 1.650%, 03/01/2043(B)	54	55

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
7.031%, RFUCCT1Y + 1.642%, 10/01/2043(B)	$61	$62
6.881%, RFUCCT1Y + 1.635%, 07/01/2043(B)	36	37
6.866%, RFUCCT1Y + 1.637%, 09/01/2045(B)	541	552
6.817%, RFUCCT1Y + 1.642%, 08/01/2043(B)	61	62
6.791%, RFUCCT1Y + 1.687%, 09/01/2047(B)	356	360
6.204%, RFUCCT1Y + 1.637%, 04/01/2048(B)	785	800
5.965%, RFUCCT1Y + 1.724%, 01/01/2044(B)	129	131
5.501%, RFUCCT1Y + 1.638%, 03/01/2049(B)	327	332
5.180%, SOFR30A + 2.300%, 06/01/2053(B)	271	269
5.128%, SOFR30A + 2.214%, 08/01/2053(B)	304	301
4.298%, SOFR30A + 2.130%, 07/01/2052(B)	475	459
4.192%, SOFR30A + 2.305%, 05/01/2053(B)	1,439	1,393
4.107%, SOFR30A + 2.380%, 09/01/2052(B)	264	253
3.966%, SOFR30A + 2.140%, 08/01/2052(B)	523	492
3.912%, SOFR30A + 2.130%, 07/01/2052(B)	400	382
3.406%, RFUCCT1Y + 1.633%, 02/01/2050(B)	524	518
3.126%, RFUCCT1Y + 1.640%, 11/01/2048(B)	409	404
3.097%, RFUCCT1Y + 1.621%, 02/01/2050(B)	211	199
3.005%, RFUCCT1Y + 1.627%, 11/01/2048(B)	1,169	1,101
2.871%, RFUCCT1Y + 1.619%, 11/01/2047(B)	393	380
2.634%, RFUCCT1Y + 1.634%, 12/01/2050(B)	493	451
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	15	16
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	129	132
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	373	383
FHLMC CMO, Ser 2007-3281, Cl AI, IO
0.997%, 02/15/2037(B)	29	3
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	83	85

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037(A)	$1	$1
FHLMC CMO, Ser 2008-3451, Cl SB, IO
0.597%, 05/15/2038(B)	4	–
FHLMC CMO, Ser 2010-3621, Cl SB, IO
0.797%, 01/15/2040(B)	20	2
FHLMC CMO, Ser 2011-3947, Cl SG, IO
0.517%, 10/15/2041(B)	169	15
FHLMC CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	827	746
FHLMC CMO, Ser 2012-271, Cl F5
5.933%, SOFR30A + 0.614%, 08/15/2042(B)	271	266
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	219	199
FHLMC CMO, Ser 2012-272, Cl F1
5.933%, SOFR30A + 0.614%, 08/15/2042(B)	432	426
FHLMC CMO, Ser 2012-280, Cl F1
5.933%, SOFR30A + 0.614%, 09/15/2042(B)	437	430
FHLMC CMO, Ser 2012-283, Cl IO, IO
3.500%, 10/15/2027	80	3
FHLMC CMO, Ser 2012-4047, Cl CX
3.500%, 05/15/2042	821	737
FHLMC CMO, Ser 2012-4054, Cl SA, IO
0.617%, 08/15/2039(B)	303	24
FHLMC CMO, Ser 2012-4091, Cl BX
3.250%, 10/15/2041	420	384
FHLMC CMO, Ser 2012-4091, Cl MX
3.250%, 02/15/2042	340	309
FHLMC CMO, Ser 2012-4091, Cl EX
3.375%, 07/15/2042	271	247
FHLMC CMO, Ser 2012-4117, Cl HB
2.500%, 10/15/2042	283	241
FHLMC CMO, Ser 2012-4122, Cl FP
5.833%, SOFR30A + 0.514%, 10/15/2042(B)	310	305
FHLMC CMO, Ser 2012-4146, Cl DI, IO
3.000%, 12/15/2031	185	8
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	47	8
FHLMC CMO, Ser 2013-4203, Cl PS, IO
0.817%, 09/15/2042(B)	157	13
FHLMC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	272	227
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	74	58
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%, 06/15/2027	43	1

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2013-4240, Cl FA
5.933%, SOFR30A + 0.614%, 08/15/2043(B)	$795	$782
FHLMC CMO, Ser 2013-4248, Cl FT
5.933%, SOFR30A + 0.614%, 09/15/2043(B)	275	271
FHLMC CMO, Ser 2013-4286, Cl VF
5.883%, SOFR30A + 0.564%, 12/15/2043(B)	585	576
FHLMC CMO, Ser 2014-328, Cl S4, IO
0.067%, 02/15/2038(B)	9	1
FHLMC CMO, Ser 2014-4335, Cl SW, IO
0.567%, 05/15/2044(B)	34	3
FHLMC CMO, Ser 2014-4391, Cl MZ
3.000%, 09/15/2044	133	115
FHLMC CMO, Ser 2014-4415, Cl IO, IO
0.038%, 04/15/2041(B)	101	6
FHLMC CMO, Ser 2015-4446, Cl CP
2.250%, 03/15/2045	368	317
FHLMC CMO, Ser 2015-4479, Cl HA
3.750%, 05/15/2039(C)	9	9
FHLMC CMO, Ser 2016-353, Cl S1, IO
0.567%, 12/15/2046(B)	241	24
FHLMC CMO, Ser 2016-4582, Cl HA
3.000%, 09/15/2045	1,351	1,242
FHLMC CMO, Ser 2016-4614, Cl FG
5.933%, SOFR30A + 0.614%, 09/15/2046(B)	313	308
FHLMC CMO, Ser 2016-4628, Cl KF
5.933%, SOFR30A + 0.614%, 01/15/2055(B)	393	385
FHLMC CMO, Ser 2016-4639, Cl HZ
3.250%, 04/15/2053(C)	1,908	1,481
FHLMC CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	1,126	1,001
FHLMC CMO, Ser 2017-4719, Cl LA
3.500%, 09/15/2047	383	346
FHLMC CMO, Ser 2017-4719, Cl LM
3.000%, 09/15/2047	305	268
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	820	732
FHLMC CMO, Ser 2018-4753, Cl BD
3.000%, 01/15/2048	292	252
FHLMC CMO, Ser 2018-4793, Cl FD
5.733%, SOFR30A + 0.414%, 06/15/2048(B)	119	116
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	173	149
FHLMC CMO, Ser 2018-4818, Cl CA
3.000%, 04/15/2048	390	343
FHLMC CMO, Ser 2018-4826, Cl KF
5.733%, SOFR30A + 0.414%, 09/15/2048(B)	257	251

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2018-4846, Cl PA
4.000%, 06/15/2047	$26	$26
FHLMC CMO, Ser 2018-4857, Cl JA
3.350%, 01/15/2049	1,224	1,145
FHLMC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	560	502
FHLMC CMO, Ser 2019-4903, Cl NF
5.835%, SOFR30A + 0.514%, 08/25/2049(B)	243	238
FHLMC CMO, Ser 2019-4927, Cl BG
3.000%, 11/25/2049	530	477
FHLMC CMO, Ser 2019-4937, Cl MD
2.500%, 10/25/2049	537	463
FHLMC CMO, Ser 2019-4940, Cl AG
3.000%, 05/15/2040	338	312
FHLMC CMO, Ser 2019-4941, Cl GA
2.000%, 12/15/2047	303	249
FHLMC CMO, Ser 2020-4954, Cl LB
2.500%, 02/25/2050	333	287
FHLMC CMO, Ser 2020-4957, Cl MY
3.000%, 02/25/2050	312	253
FHLMC CMO, Ser 2020-4979, Cl UC
1.500%, 06/25/2050	974	776
FHLMC CMO, Ser 2020-4990, Cl FN
5.785%, SOFR30A + 0.464%, 05/25/2050(B)	668	651
FHLMC CMO, Ser 2020-4991, Cl QV
2.000%, 09/25/2045	277	222
FHLMC CMO, Ser 2020-4993, Cl KF
5.885%, SOFR30A + 0.564%, 07/25/2050(B)	2,271	2,227
FHLMC CMO, Ser 2020-4995, Cl IC, IO
4.500%, 07/25/2050	675	106
FHLMC CMO, Ser 2020-5004, Cl FM
5.785%, SOFR30A + 0.464%, 08/25/2050(B)	480	468
FHLMC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	692	110
FHLMC CMO, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	324	48
FHLMC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050	2,526	515
FHLMC CMO, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	393	64
FHLMC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	485	64
FHLMC CMO, Ser 2020-5020, Cl ET
3.500%, 10/25/2050	439	393
FHLMC CMO, Ser 2020-5040, Cl IB, IO
2.500%, 11/25/2050	136	18
FHLMC CMO, Ser 2020-5058, Cl BC
5.000%, 11/25/2050	316	310

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2020-5059, Cl IB, IO
2.500%, 01/25/2051	$729	$112
FHLMC CMO, Ser 2020-5068, Cl AI, IO
3.000%, 11/25/2050	613	100
FHLMC CMO, Ser 2021-5070, Cl DI, IO
4.000%, 02/25/2051	2,177	439
FHLMC CMO, Ser 2021-5071, Cl IH, IO
2.500%, 02/25/2051	485	63
FHLMC CMO, Ser 2021-5085, Cl NI, IO
2.000%, 03/25/2051	995	120
FHLMC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	912	726
FHLMC CMO, Ser 2021-5092, Cl HE
2.000%, 02/25/2051	524	433
FHLMC CMO, Ser 2021-5092, Cl AP
2.000%, 04/25/2041	384	327
FHLMC CMO, Ser 2021-5093, Cl IY, IO
4.500%, 12/25/2050	968	219
FHLMC CMO, Ser 2021-5115, Cl IO, IO
4.500%, 10/25/2049	491	111
FHLMC CMO, Ser 2021-5116, Cl PB
2.250%, 02/25/2051	547	465
FHLMC CMO, Ser 2021-5118, Cl NI, IO
2.000%, 02/25/2051	1,521	196
FHLMC CMO, Ser 2021-5118, Cl CA
1.500%, 10/15/2033	473	413
FHLMC CMO, Ser 2021-5119, Cl QF
5.520%, SOFR30A + 0.200%, 06/25/2051(B)	688	657
FHLMC CMO, Ser 2021-5119, Cl AB
1.500%, 08/25/2049	417	326
FHLMC CMO, Ser 2021-5140, Cl NI, IO
2.500%, 05/25/2049	949	131
FHLMC CMO, Ser 2021-5143, Cl GA
2.000%, 06/25/2049	346	280
FHLMC CMO, Ser 2021-5159, Cl IP, IO
3.000%, 11/25/2051	729	104
FHLMC CMO, Ser 2021-5159, Cl UA
2.500%, 12/25/2048	582	510
FHLMC CMO, Ser 2021-5161, Cl IO, IO
2.000%, 03/25/2051	792	109
FHLMC CMO, Ser 2021-5178, Cl TP
2.500%, 04/25/2049	780	668
FHLMC CMO, Ser 2021-5182, Cl M
2.500%, 05/25/2049	475	415
FHLMC CMO, Ser 2021-5182, Cl D
2.500%, 11/25/2043	2,275	2,062
FHLMC CMO, Ser 2021-5184, Cl AB
2.500%, 05/25/2048	325	287
FHLMC CMO, Ser 2022-5201, Cl CA
2.500%, 07/25/2048	707	627

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2022-5202, Cl LA
2.500%, 05/25/2049	$711	$613
FHLMC CMO, Ser 2022-5202, Cl TA
2.500%, 12/25/2048	991	885
FHLMC CMO, Ser 2022-5202, Cl MB
3.000%, 11/25/2048	840	752
FHLMC CMO, Ser 2022-5202, Cl IN, IO
3.000%, 01/25/2047	726	95
FHLMC CMO, Ser 2022-5202, Cl BH
2.000%, 12/25/2047	356	316
FHLMC CMO, Ser 2022-5206, Cl CD
3.500%, 05/25/2049	657	600
FHLMC CMO, Ser 2022-5207, Cl PA
3.000%, 06/25/2051	719	640
FHLMC CMO, Ser 2022-5209, Cl EA
3.000%, 08/25/2050	543	486
FHLMC CMO, Ser 2022-5209, Cl EJ
3.000%, 08/25/2050	543	486
FHLMC CMO, Ser 2022-5210, Cl DC
3.000%, 09/25/2051	504	460
FHLMC CMO, Ser 2022-5214, Cl BY
3.000%, 04/25/2052	480	386
FHLMC CMO, Ser 2022-5217, Cl CD
2.500%, 07/25/2049	581	526
FHLMC CMO, Ser 2022-5220, Cl QK
3.500%, 09/25/2050	1,047	977
FHLMC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	2,100	1,885
FHLMC CMO, Ser 2022-5228, Cl TN
3.500%, 07/25/2039	355	334
FHLMC CMO, Ser 2022-5274, Cl IO, IO
2.500%, 01/25/2051	643	104
FHLMC CMO, Ser 2022-5282, Cl GI, IO
4.000%, 02/25/2050	527	105
FHLMC CMO, Ser 2023-390, Cl C14, IO
4.000%, 11/15/2052	475	99
FHLMC CMO, Ser 2023-400, Cl C9, IO
2.000%, 03/25/2052	778	103
FHLMC CMO, Ser 2023-5293, Cl IO, IO
2.000%, 03/25/2051	2,788	342
FHLMC CMO, Ser 2023-5300, Cl C
2.000%, 09/25/2047	913	828
FHLMC CMO, Ser 2023-5335, Cl FB
6.133%, SOFR30A + 0.814%, 10/15/2039(B)	891	892
FHLMC CMO, Ser 2023-5338, Cl FH
5.733%, SOFR30A + 0.414%, 04/15/2045(B)	864	844
FHLMC CMO, Ser 2024-5386, Cl DM
2.000%, 03/25/2044	532	375
FHLMC CMO, Ser 2024-5389, Cl IC, IO
4.500%, 11/25/2051	993	223

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2024-5396, Cl HF
6.270%, SOFR30A + 0.950%, 04/25/2054(B)	$1,188	$1,188
FHLMC CMO, Ser 2024-5399, Cl FB
6.220%, SOFR30A + 0.900%, 04/25/2054(B)	669	669
FHLMC Multiclass Certificates, Ser P009, Cl A2
1.878%, 01/25/2031	500	418
FHLMC Multifamily Structured Pass-Through Certificates, Ser 152, Cl X1, IO
0.154%, 11/25/2032(B)	12,993	185
FHLMC Multifamily Structured Pass-Through Certificates, Ser 154, Cl X1, IO
0.353%, 01/25/2033(B)	13,297	380
FHLMC Multifamily Structured Pass-Through Certificates, Ser 155, Cl X1, IO
0.265%, 04/25/2033(B)	8,992	204
FHLMC Multifamily Structured Pass-Through Certificates, Ser 160, Cl X1, IO
0.209%, 08/25/2033(B)	4,999	100
FHLMC Multifamily Structured Pass-Through Certificates, Ser K047, Cl A2
3.329%, 05/25/2025(B)	280	274
FHLMC Multifamily Structured Pass-Through Certificates, Ser K064, Cl X1, IO
0.595%, 03/25/2027(B)	4,479	66
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl XAM, IO
1.147%, 06/25/2029(B)	4,850	254
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl X1, IO
0.878%, 06/25/2029(B)	1,977	74
FHLMC Multifamily Structured Pass-Through Certificates, Ser K095, Cl XAM, IO
1.241%, 06/25/2029(B)	700	39
FHLMC Multifamily Structured Pass-Through Certificates, Ser K106, Cl X1, IO
1.318%, 01/25/2030(B)	3,299	205
FHLMC Multifamily Structured Pass-Through Certificates, Ser K110, Cl X1, IO
1.695%, 04/25/2030(B)	1,786	139
FHLMC Multifamily Structured Pass-Through Certificates, Ser K120, Cl X1, IO
1.036%, 10/25/2030(B)	5,446	282
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.514%, 03/25/2031(B)	9,014	253
FHLMC Multifamily Structured Pass-Through Certificates, Ser K136, Cl X1, IO
0.397%, 12/25/2031(B)	11,658	256

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K149, Cl X1, IO
0.264%, 08/25/2032(B)	$10,973	$232
FHLMC Multifamily Structured Pass-Through Certificates, Ser K736, Cl X1, IO
1.281%, 07/25/2026(B)	953	21
FHLMC Multifamily Structured Pass-Through Certificates, Ser K741, Cl X1, IO
0.566%, 12/25/2027(B)	2,978	52
FHLMC Multifamily Structured Pass-Through Certificates, Ser K743, Cl X1, IO
0.921%, 05/25/2028(B)	3,976	127
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC05, Cl X1, IO
1.225%, 06/25/2027(B)	1,431	29
FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/2031	600	541
FHLMC Multifamily Structured Pass-Through Certificates, Ser KSG2, Cl A2
2.091%, 11/25/2031(B)	710	595
FHLMC Multifamily Structured Pass-Through Certificates, Ser S8FX, Cl A2
3.291%, 03/25/2027	320	305
FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/2027	580	555
FHLMC Reference REMIC CMO, Ser 2006-R006, Cl ZA
6.000%, 04/15/2036	238	245
FHLMC REMIC CMO, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050	1,779	403
FHLMC STACR Debt Notes, Ser 2023-DNA2, Cl M1A
7.420%, SOFR30A + 2.100%, 04/25/2043(B)(D)	1,532	1,560
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.820%, SOFR30A + 1.500%, 10/25/2041(B)(D)	5,746	5,754
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl B1
8.720%, SOFR30A + 3.400%, 10/25/2041(B)(D)	920	952
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1B
7.720%, SOFR30A + 2.400%, 02/25/2042(B)(D)	1,220	1,242
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M2
9.070%, SOFR30A + 3.750%, 02/25/2042(B)(D)	440	463

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl B1
10.970%, SOFR30A + 5.650%, 04/25/2042(B)(D)	$420	$455
FHLMC Structured Pass-Through Certificates, Ser 2007-76, Cl 2A
2.310%, 10/25/2037(B)	57	56
FNMA
7.500%, 10/01/2037 to 01/01/2054	1,776	1,856
7.000%, 09/01/2026 to 01/01/2054	3,226	3,351
6.500%, 05/01/2027 to 03/01/2054	6,974	7,150
6.000%, 02/01/2034 to 02/01/2054	10,565	10,731
5.800%, 10/01/2033	100	105
5.500%, 02/01/2035 to 09/01/2056	8,794	8,788
5.490%, 10/01/2033	100	104
5.000%, 06/01/2038 to 07/01/2053	9,789	9,677
4.820%, 07/01/2033	100	100
4.680%, 07/01/2033	100	100
4.500%, 04/01/2025 to 08/01/2058	34,753	33,329
4.420%, 04/01/2033	99	97
4.200%, 01/01/2029	775	754
4.060%, 07/01/2032	98	94
4.000%, 01/01/2027 to 06/01/2057	33,438	31,707
3.880%, 07/01/2032	98	92
3.520%, 06/01/2032	100	92
3.500%, 05/01/2033 to 06/01/2052	48,272	44,055
3.020%, 05/01/2026	550	528
3.000%, 12/01/2031 to 07/01/2060	122,797	108,367
2.900%, 11/01/2029	488	445
2.820%, 07/01/2027	543	512
2.500%, 03/01/2035 to 09/01/2061	72,761	61,332
2.455%, 04/01/2040	1,920	1,369
2.000%, 03/01/2028 to 04/01/2052	152,163	124,098
1.850%, 09/01/2035	525	444
1.500%, 04/01/2041 to 02/01/2052	10,039	7,688
FNMA ARM
7.361%, RFUCCT1Y + 1.654%, 01/01/2043(B)	26	27
7.192%, RFUCCT1Y + 1.581%, 10/01/2043(B)	125	127
7.007%, 12MTA + 1.940%, 11/01/2035(B)	136	139
6.933%, 12MTA + 1.848%, 10/01/2035(B)	36	37
6.903%, 12MTA + 1.859%, 11/01/2035(B)	28	28
6.855%, 12MTA + 1.854%, 10/01/2035(B)	123	125
6.723%, RFUCCT1Y + 1.560%, 06/01/2043(B)	42	43
5.726%, RFUCCT1Y + 1.578%, 06/01/2045(B)	224	229

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
5.691%, RFUCCT1Y + 1.584%, 01/01/2046(B)	$560	$572
4.648%, SOFR30A + 2.130%, 08/01/2052(B)	871	855
4.629%, SOFR30A + 2.123%, 08/01/2052(B)	854	828
4.616%, SOFR30A + 2.125%, 08/01/2052(B)	1,086	1,065
4.355%, SOFR30A + 2.125%, 07/01/2052(B)	962	936
4.296%, SOFR30A + 2.126%, 08/01/2052(B)	1,028	998
4.213%, SOFR30A + 2.370%, 09/01/2052(B)	257	249
4.208%, SOFR30A + 2.128%, 11/01/2052(B)	640	622
4.143%, SOFR30A + 2.120%, 07/01/2052(B)	784	745
4.142%, SOFR30A + 2.132%, 10/01/2052(B)	1,889	1,832
4.122%, SOFR30A + 2.120%, 09/01/2052(B)	752	730
3.962%, SOFR30A + 2.120%, 08/01/2052(B)	226	213
3.677%, SOFR30A + 2.370%, 08/01/2052(B)	568	537
3.053%, RFUCCT1Y + 1.603%, 03/01/2050(B)	875	871
2.776%, RFUCCT1Y + 1.606%, 06/01/2050(B)	370	343
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	46	44
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	106	108
FNMA CMO, Ser 2006-112, Cl ST, IO
1.265%, 11/25/2036(B)	209	8
FNMA CMO, Ser 2009-103, Cl MB
5.399%, 12/25/2039(B)	14	14
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037(A)	297	256
FNMA CMO, Ser 2011-111, Cl DB
4.000%, 11/25/2041	386	367
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	730	744
FNMA CMO, Ser 2011-87, Cl SG, IO
1.115%, 04/25/2040(B)	24	1
FNMA CMO, Ser 2011-96, Cl SA, IO
1.115%, 10/25/2041(B)	377	25
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027	32	–
FNMA CMO, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	3	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	$380	$339
FNMA CMO, Ser 2012-133, Cl JF
5.785%, SOFR30A + 0.464%, 12/25/2042(B)	362	354
FNMA CMO, Ser 2012-133, Cl CS, IO
0.715%, 12/25/2042(B)	109	11
FNMA CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	286	238
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	3	3
FNMA CMO, Ser 2012-35, Cl SC, IO
1.065%, 04/25/2042(B)	90	10
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	93	96
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042(A)	8	7
FNMA CMO, Ser 2012-74, Cl SA, IO
1.215%, 03/25/2042(B)	103	6
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042(A)	16	14
FNMA CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	908	814
FNMA CMO, Ser 2013-111, Cl PL
2.000%, 12/25/2042	243	214
FNMA CMO, Ser 2013-124, Cl SB, IO
0.515%, 12/25/2043(B)	176	16
FNMA CMO, Ser 2013-126, Cl CS, IO
0.715%, 09/25/2041(B)	132	8
FNMA CMO, Ser 2013-15, Cl FA
5.785%, SOFR30A + 0.464%, 03/25/2043(B)	434	425
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	6,875	6,478
FNMA CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	335	281
FNMA CMO, Ser 2013-54, Cl BS, IO
0.715%, 06/25/2043(B)	65	8
FNMA CMO, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	146	7
FNMA CMO, Ser 2013-73, Cl IB, IO
3.500%, 07/25/2028	19	1
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	111	117
FNMA CMO, Ser 2013-9, Cl SA, IO
0.715%, 03/25/2042(B)	127	7
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	890	902
FNMA CMO, Ser 2014-17, Cl DY
3.500%, 04/25/2044	514	458
FNMA CMO, Ser 2014-25, Cl EL
3.000%, 05/25/2044	412	371

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2014-47, Cl AI, IO
0.255%, 08/25/2044(B)	$77	$3
FNMA CMO, Ser 2014-6, Cl Z
2.500%, 02/25/2044	258	218
FNMA CMO, Ser 2014-74, Cl PC
2.500%, 06/25/2044	322	297
FNMA CMO, Ser 2015-20, Cl EF
5.785%, SOFR30A + 0.464%, 04/25/2045(B)	1,000	978
FNMA CMO, Ser 2015-26, Cl GF
5.735%, SOFR30A + 0.414%, 05/25/2045(B)	634	619
FNMA CMO, Ser 2015-32, Cl FA
5.735%, SOFR30A + 0.414%, 05/25/2045(B)	388	378
FNMA CMO, Ser 2015-48, Cl FB
5.735%, SOFR30A + 0.414%, 07/25/2045(B)	474	462
FNMA CMO, Ser 2015-55, Cl IO, IO
0.309%, 08/25/2055(B)	178	6
FNMA CMO, Ser 2015-56, Cl AS, IO
0.715%, 08/25/2045(B)	26	3
FNMA CMO, Ser 2015-65, Cl CZ
3.500%, 09/25/2045	270	228
FNMA CMO, Ser 2015-8, Cl AP
2.000%, 03/25/2045	733	638
FNMA CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	1,052	953
FNMA CMO, Ser 2016-19, Cl FD
5.835%, SOFR30A + 0.514%, 04/25/2046(B)	1,328	1,311
FNMA CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	28	28
FNMA CMO, Ser 2016-45, Cl PB
3.000%, 07/25/2046	282	217
FNMA CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	1,085	984
FNMA CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	2,262	1,883
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	456	414
FNMA CMO, Ser 2017-30, Cl FA
5.785%, SOFR30A + 0.464%, 05/25/2047(B)	231	226
FNMA CMO, Ser 2017-76, Cl SB, IO
0.665%, 10/25/2057(B)	732	83
FNMA CMO, Ser 2017-78, Cl FC
5.785%, SOFR30A + 0.464%, 10/25/2047(B)	457	446
FNMA CMO, Ser 2017-85, Cl SC, IO
0.765%, 11/25/2047(B)	212	19
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	788	729

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2018-38, Cl MA
3.300%, 06/25/2048	$603	$561
FNMA CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	632	556
FNMA CMO, Ser 2018-45, Cl TM
3.000%, 06/25/2048	460	407
FNMA CMO, Ser 2018-54, Cl KA
3.500%, 01/25/2047	190	185
FNMA CMO, Ser 2018-55, Cl GA
3.375%, 08/25/2048	451	419
FNMA CMO, Ser 2018-64, Cl A
3.000%, 09/25/2048	400	346
FNMA CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	223	195
FNMA CMO, Ser 2018-85, Cl EA
3.500%, 12/25/2048	340	318
FNMA CMO, Ser 2019-15, Cl FA
5.935%, SOFR30A + 0.614%, 04/25/2049(B)	243	239
FNMA CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	731	660
FNMA CMO, Ser 2019-41, Cl FG
5.935%, SOFR30A + 0.614%, 08/25/2059(B)	568	558
FNMA CMO, Ser 2019-43, Cl FC
5.835%, SOFR30A + 0.514%, 08/25/2049(B)	470	461
FNMA CMO, Ser 2019-67, Cl FB
5.885%, SOFR30A + 0.564%, 11/25/2049(B)	243	239
FNMA CMO, Ser 2019-79, Cl FA
5.935%, SOFR30A + 0.614%, 01/25/2050(B)	1,208	1,187
FNMA CMO, Ser 2020-12, Cl FL
5.885%, SOFR30A + 0.564%, 03/25/2050(B)	408	397
FNMA CMO, Ser 2020-25, Cl BI, IO
3.500%, 01/25/2047	580	106
FNMA CMO, Ser 2020-34, Cl F
5.885%, SOFR30A + 0.564%, 06/25/2050(B)	337	330
FNMA CMO, Ser 2020-37, Cl DA
1.500%, 06/25/2050	244	210
FNMA CMO, Ser 2020-45, Cl JL
3.000%, 07/25/2040	926	839
FNMA CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	431	257
FNMA CMO, Ser 2020-48, Cl DA
2.000%, 07/25/2050	1,134	941
FNMA CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	372	304
FNMA CMO, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	299	48

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	$900	$697
FNMA CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	963	830
FNMA CMO, Ser 2020-59, Cl NC
3.000%, 08/25/2040	507	459
FNMA CMO, Ser 2020-61, Cl NI, IO
3.500%, 09/25/2050	1,249	209
FNMA CMO, Ser 2020-62, Cl AI, IO
2.500%, 09/25/2050	693	109
FNMA CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050	824	168
FNMA CMO, Ser 2020-65, Cl JI, IO
4.000%, 09/25/2050	1,712	350
FNMA CMO, Ser 2020-65, Cl DI, IO
4.000%, 09/25/2050	957	194
FNMA CMO, Ser 2020-65, Cl EI, IO
4.000%, 09/25/2050	1,428	275
FNMA CMO, Ser 2020-73, Cl KI, IO
3.000%, 10/25/2050	604	97
FNMA CMO, Ser 2020-96, Cl IN, IO
3.000%, 01/25/2051	691	115
FNMA CMO, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051	164	26
FNMA CMO, Ser 2021-22, Cl MN
2.750%, 10/25/2050	560	494
FNMA CMO, Ser 2021-26, Cl BD
1.750%, 05/25/2051	299	258
FNMA CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	1,637	1,302
FNMA CMO, Ser 2021-3, Cl NI, IO
2.500%, 02/25/2051	1,437	210
FNMA CMO, Ser 2021-33, Cl AV
2.500%, 03/25/2048	226	166
FNMA CMO, Ser 2021-42, Cl DC
2.000%, 11/25/2050	1,069	890
FNMA CMO, Ser 2021-42, Cl AC
2.000%, 02/25/2051	443	371
FNMA CMO, Ser 2021-43, Cl IO, IO
2.500%, 06/25/2051	1,450	225
FNMA CMO, Ser 2021-52, Cl CI, IO
2.500%, 12/25/2047	827	111
FNMA CMO, Ser 2021-62, Cl GI, IO
2.500%, 10/25/2047	783	114
FNMA CMO, Ser 2021-65, Cl JA
2.000%, 01/25/2046	286	249
FNMA CMO, Ser 2021-73, Cl A
2.500%, 11/25/2049	590	510
FNMA CMO, Ser 2021-73, Cl DJ
2.000%, 03/25/2049	601	502
FNMA CMO, Ser 2021-76, Cl KB
1.250%, 11/25/2051	263	212

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2021-77, Cl WI, IO
3.000%, 08/25/2050	$664	$105
FNMA CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	918	736
FNMA CMO, Ser 2021-86, Cl MA
2.500%, 11/25/2047	960	849
FNMA CMO, Ser 2021-91, Cl AB
2.500%, 09/25/2049	568	493
FNMA CMO, Ser 2021-95, Cl MA
2.500%, 04/25/2050	699	592
FNMA CMO, Ser 2021-96, Cl AH
2.500%, 03/25/2049	614	524
FNMA CMO, Ser 2022-11, Cl D
3.000%, 01/25/2050	614	552
FNMA CMO, Ser 2022-18, Cl DL
3.250%, 07/25/2046	793	725
FNMA CMO, Ser 2022-22, Cl IO, IO
2.500%, 10/25/2051	1,262	217
FNMA CMO, Ser 2022-28, Cl CA
2.000%, 01/25/2048	580	520
FNMA CMO, Ser 2022-3, Cl N
2.000%, 10/25/2047	1,719	1,484
FNMA CMO, Ser 2022-4, Cl MH
3.000%, 09/25/2048	636	580
FNMA CMO, Ser 2022-49, Cl NQ
3.000%, 02/25/2052	282	244
FNMA CMO, Ser 2022-86, Cl IO, IO
2.500%, 05/25/2050	742	103
FNMA CMO, Ser 2022-89, Cl AY
3.000%, 02/25/2048	604	500
FNMA CMO, Ser 2022-9, Cl DJ
3.250%, 03/25/2049	441	402
FNMA CMO, Ser 2023-14, Cl EJ
2.750%, 04/25/2049	534	485
FNMA CMO, Ser 2023-2, Cl CI, IO
2.000%, 10/25/2050	2,793	342
FNMA CMO, Ser 2023-37, Cl FH
5.835%, SOFR30A + 0.514%, 01/25/2050(B)	953	934
FNMA CMO, Ser 2023-37, Cl FG
5.735%, SOFR30A + 0.414%, 08/25/2050(B)	1,527	1,488
FNMA CMO, Ser 2023-38, Cl FC
5.985%, SOFR30A + 0.664%, 06/25/2040(B)	615	610
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M2
8.035%, SOFR30A + 2.714%, 05/25/2024(B)	310	311
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
8.435%, SOFR30A + 3.114%, 07/25/2024(B)	1,157	1,163

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Interest CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/25/2035	$409	$66
FNMA Interest CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	129	25
FNMA Interest CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	82	2
FNMA Interest CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	106	17
FNMA Interest CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	543	484
FNMA Interest CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	809	741
FNMA Interest CMO, Ser 2018-424, Cl C11, IO
3.500%, 02/25/2048	1,080	197
FNMA Interest CMO, Ser 2022-427, Cl C73, IO
3.000%, 12/25/2048	1,787	284
FNMA Interest CMO, Ser 2022-427, Cl C21, IO
2.000%, 03/25/2050	1,638	199
FNMA Interest CMO, Ser 2023-428, Cl C14, IO
2.500%, 01/25/2048	900	103
FNMA TBA
6.000%, 04/01/2032	11,540	11,645
5.500%, 04/30/2035	38,375	38,184
5.000%, 04/30/2037	28,405	27,714
4.500%, 04/14/2033	29,160	27,767
4.000%, 04/01/2039	47,336	43,833
3.500%, 04/01/2041	22,940	20,529
3.000%, 04/01/2043	33,568	28,875
2.500%, 04/25/2027 to 04/15/2054	19,686	16,482
2.000%, 04/15/2039 to 04/15/2054	29,776	23,909
FNMA, Ser 2014-M8, Cl X2, IO
0.310%, 06/25/2024(B)	1,705	–
FNMA, Ser M15, Cl 1A2
3.700%, 01/25/2036	100	91
FNMA, Ser M36, Cl X1, IO
1.448%, 09/25/2034(B)	525	25
FREMF Mortgage Trust, Ser 2019-KF58, Cl B
7.585%, SOFR30A + 2.264%, 01/25/2026(B)(D)	709	691
GNMA
8.000%, 11/15/2029 to 09/15/2030	22	22
7.500%, 03/15/2029 to 10/15/2037	26	27
7.000%, 09/15/2031	10	11
6.500%, 07/15/2028 to 01/20/2054	1,154	1,183
6.000%, 01/15/2029 to 01/20/2054	2,541	2,595
5.500%, 11/20/2052 to 08/20/2053	7,143	7,163
5.000%, 07/20/2040 to 08/20/2053	10,753	10,624

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.700%, 09/20/2061(B)	$27	$26
4.500%, 04/20/2041 to 09/20/2052	8,234	8,001
4.376%, 01/20/2069(B)	2	2
4.000%, 06/20/2047 to 06/20/2052	10,120	9,557
3.625%, H15T1Y + 1.500%, 02/20/2034(B)	66	67
3.500%, 04/20/2045 to 06/20/2052	13,154	12,082
3.000%, 09/15/2042 to 04/20/2053	22,304	19,779
2.500%, 12/20/2037 to 12/20/2051	23,775	20,288
2.000%, 08/20/2050 to 03/20/2051	21,172	17,329
GNMA CMO, Ser 2007-17, Cl IB, IO
0.807%, 04/20/2037(B)	206	7
GNMA CMO, Ser 2007-51, Cl SG, IO
1.137%, 08/20/2037(B)	28	1
GNMA CMO, Ser 2007-78, Cl SA, IO
1.089%, 12/16/2037(B)	272	11
GNMA CMO, Ser 2009-66, Cl XS, IO
1.359%, 07/16/2039(B)	127	5
GNMA CMO, Ser 2010-163, Cl NC
4.000%, 12/20/2040	476	461
GNMA CMO, Ser 2010-4, Cl NS, IO
0.949%, 01/16/2040(B)	1,877	167
GNMA CMO, Ser 2010-85, Cl HS, IO
1.207%, 01/20/2040(B)	1	–
GNMA CMO, Ser 2010-H11, Cl FA
6.439%, TSFR1M + 1.114%, 06/20/2060(B)	295	297
GNMA CMO, Ser 2010-H27, Cl FA
5.824%, TSFR1M + 0.494%, 12/20/2060(B)	499	497
GNMA CMO, Ser 2010-H28, Cl FE
5.844%, TSFR1M + 0.514%, 12/20/2060(B)	148	148
GNMA CMO, Ser 2011-H08, Cl FG
5.924%, TSFR1M + 0.594%, 03/20/2061(B)	160	160
GNMA CMO, Ser 2011-H08, Cl FD
5.944%, TSFR1M + 0.614%, 02/20/2061(B)	77	77
GNMA CMO, Ser 2011-H09, Cl AF
5.944%, TSFR1M + 0.614%, 03/20/2061(B)	91	90
GNMA CMO, Ser 2012-34, Cl SA, IO
0.607%, 03/20/2042(B)	217	20
GNMA CMO, Ser 2012-43, Cl SN, IO
1.159%, 04/16/2042(B)	37	5
GNMA CMO, Ser 2012-98, Cl SA, IO
0.659%, 08/16/2042(B)	94	10
GNMA CMO, Ser 2012-H25, Cl FA
6.144%, TSFR1M + 0.814%, 12/20/2061(B)	6	6
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.750%, 10/20/2062(B)	290	8

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2013-152, Cl HA
2.500%, 06/20/2043	$521	$468
GNMA CMO, Ser 2013-53, Cl OI, IO
3.500%, 04/20/2043	65	7
GNMA CMO, Ser 2013-69, Cl AI, IO
3.500%, 05/20/2043	234	36
GNMA CMO, Ser 2014-181, Cl L
3.000%, 12/20/2044	334	294
GNMA CMO, Ser 2014-5, Cl SP, IO
0.709%, 06/16/2043(B)	57	2
GNMA CMO, Ser 2014-H10, Cl TA
6.044%, TSFR1M + 0.714%, 04/20/2064(B)	448	448
GNMA CMO, Ser 2015-144, Cl CA
2.500%, 10/20/2045	548	471
GNMA CMO, Ser 2015-161, Cl GF
5.743%, TSFR1M + 0.414%, 11/20/2045(B)	300	293
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	62	12
GNMA CMO, Ser 2015-H10, Cl FC
5.924%, TSFR1M + 0.594%, 04/20/2065(B)	215	215
GNMA CMO, Ser 2015-H18, Cl FA
5.894%, TSFR1M + 0.564%, 06/20/2065(B)	69	68
GNMA CMO, Ser 2015-H20, Cl FA
5.914%, TSFR1M + 0.584%, 08/20/2065(B)	195	195
GNMA CMO, Ser 2016-135, Cl SB, IO
0.659%, 10/16/2046(B)	379	52
GNMA CMO, Ser 2016-136, Cl A
3.000%, 07/20/2044	273	238
GNMA CMO, Ser 2016-93, Cl AB
1.750%, 07/20/2044	608	481
GNMA CMO, Ser 2017-139, Cl GA
3.000%, 09/20/2047	1,221	1,089
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	433	393
GNMA CMO, Ser 2017-H15, Cl KI, IO
0.837%, 07/20/2067(B)	445	21
GNMA CMO, Ser 2017-H18, Cl BI, IO
0.048%, 09/20/2067(B)	2,823	87
GNMA CMO, Ser 2017-H20, Cl IB, IO
0.252%, 10/20/2067(B)	198	7
GNMA CMO, Ser 2017-H22, Cl IC, IO
0.289%, 11/20/2067(B)	84	3
GNMA CMO, Ser 2018-65, Cl DC
3.500%, 05/20/2048	414	369
GNMA CMO, Ser 2018-H06, Cl PF
5.744%, TSFR1M + 0.414%, 02/20/2068(B)	122	121

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2018-H07, Cl FD
5.744%, TSFR1M + 0.414%, 05/20/2068(B)	$247	$247
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	259	229
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	578	79
GNMA CMO, Ser 2020-123, Cl IL, IO
2.500%, 08/20/2050	204	26
GNMA CMO, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	284	38
GNMA CMO, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	222	30
GNMA CMO, Ser 2020-133, Cl GA
1.000%, 09/20/2050	633	529
GNMA CMO, Ser 2020-138, Cl LE
1.500%, 09/20/2050	1,481	1,163
GNMA CMO, Ser 2020-160, Cl IH, IO
2.500%, 10/20/2050	154	21
GNMA CMO, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	821	110
GNMA CMO, Ser 2020-160, Cl VI, IO
2.500%, 10/20/2050	222	32
GNMA CMO, Ser 2020-175, Cl GI, IO
2.000%, 11/20/2050	283	30
GNMA CMO, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050	1,843	204
GNMA CMO, Ser 2020-47, Cl MI, IO
3.500%, 04/20/2050	477	86
GNMA CMO, Ser 2020-47, Cl NI, IO
3.500%, 04/20/2050	203	37
GNMA CMO, Ser 2020-H09, Cl NF
6.694%, TSFR1M + 1.364%, 04/20/2070(B)	194	196
GNMA CMO, Ser 2020-H09, Cl FL
6.594%, TSFR1M + 1.264%, 05/20/2070(B)	545	547
GNMA CMO, Ser 2020-H12, Cl F
5.944%, TSFR1M + 0.614%, 07/20/2070(B)	49	48
GNMA CMO, Ser 2020-H13, Cl FA
5.894%, TSFR1M + 0.564%, 07/20/2070(B)	555	542
GNMA CMO, Ser 2021-115, Cl MI, IO
2.500%, 05/20/2051	376	39
GNMA CMO, Ser 2021-138, Cl IK, IO
3.000%, 07/20/2051	816	117
GNMA CMO, Ser 2021-176, Cl IN, IO
2.500%, 10/20/2051	1,161	158
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	1,646	1,352

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2021-191, Cl NI, IO
3.000%, 10/20/2051	$628	$118
GNMA CMO, Ser 2021-215, Cl GA
2.000%, 12/20/2051	326	275
GNMA CMO, Ser 2021-227, Cl E
2.500%, 07/20/2050	2,345	2,009
GNMA CMO, Ser 2021-27, Cl CW
5.001%, 02/20/2051(B)	623	599
GNMA CMO, Ser 2021-27, Cl BD
5.000%, 02/20/2051	470	459
GNMA CMO, Ser 2021-27, Cl NT
5.000%, 02/20/2051	498	471
GNMA CMO, Ser 2021-27, Cl Q
5.000%, 02/20/2051	436	414
GNMA CMO, Ser 2021-29, Cl TI, IO
2.500%, 02/20/2051	448	78
GNMA CMO, Ser 2021-57, Cl BI, IO
3.000%, 03/20/2051	1,303	207
GNMA CMO, Ser 2021-8, Cl CY
5.000%, 01/20/2051	443	436
GNMA CMO, Ser 2021-96, Cl VI, IO
2.500%, 06/20/2051	832	111
GNMA CMO, Ser 2022-107, Cl C
2.500%, 06/20/2051	2,085	1,703
GNMA CMO, Ser 2022-153, Cl KA
4.000%, 12/20/2049	538	515
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	828	687
GNMA CMO, Ser 2022-191, Cl BY
4.000%, 08/20/2041	2,619	2,413
GNMA CMO, Ser 2022-191, Cl B
4.000%, 06/20/2041	2,408	2,216
GNMA CMO, Ser 2022-197, Cl LF
6.019%, SOFR30A + 0.700%, 11/20/2052(B)	1,835	1,818
GNMA CMO, Ser 2022-205, Cl A
2.000%, 09/20/2051	746	586
GNMA CMO, Ser 2022-31, Cl GH
2.500%, 12/20/2049	1,335	1,163
GNMA CMO, Ser 2022-34, Cl DN
3.500%, 09/20/2041	1,003	921
GNMA CMO, Ser 2022-5, Cl BA
2.000%, 10/20/2049	2,433	2,049
GNMA CMO, Ser 2022-50, Cl CA
3.000%, 03/20/2052	1,698	1,490
GNMA CMO, Ser 2022-50, Cl DC
2.500%, 08/20/2051	618	536
GNMA CMO, Ser 2022-66, Cl CG
3.500%, 04/20/2052	1,137	1,058
GNMA CMO, Ser 2022-81, Cl CI, IO
3.000%, 09/20/2050	772	111

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2022-84, Cl A
2.500%, 01/20/2052	$3,985	$3,288
GNMA CMO, Ser 2022-99, Cl JW
2.500%, 01/20/2052	200	160
GNMA CMO, Ser 2024-30, Cl DF
6.500%, SOFR30A + 1.300%, 02/20/2054(B)	873	873
GNMA CMO, Ser 2024-30, Cl AF
6.500%, SOFR30A + 1.250%, 02/20/2054(B)	351	351
GNMA TBA
6.500%, 03/01/2037 to 05/15/2054	900	914
6.000%, 04/28/2036	200	202
5.500%, 04/22/2034 to 05/21/2037	9,975	9,962
5.000%, 04/01/2040	21,145	20,780
4.500%, 04/01/2039	20,575	19,769
4.000%, 04/01/2040	2,600	2,433
3.500%, 04/15/2054	1,420	1,292
3.000%, 04/15/2043	1,000	882
2.500%, 04/15/2048	18,590	15,832
GNMA, Ser 103, Cl AD
1.450%, 01/16/2063	752	565
GNMA, Ser 107, Cl AD
2.833%, 11/16/2047(B)	217	193
GNMA, Ser 110, Cl IO, IO
0.873%, 11/16/2063(B)	2,344	153
GNMA, Ser 113, Cl Z
2.000%, 09/16/2061	2,278	1,245
GNMA, Ser 118, Cl IO, IO
0.881%, 06/16/2062(B)	3,622	222
GNMA, Ser 14, Cl AB
1.340%, 06/16/2063	502	373
GNMA, Ser 14, Cl IO, IO
1.325%, 06/16/2063(B)	2,652	249
GNMA, Ser 147, Cl KI
1.144%, 06/16/2061(B)	2,427	201
GNMA, Ser 169, Cl IO, IO
1.112%, 06/16/2061(B)	2,904	236
GNMA, Ser 179, Cl IO, IO
0.611%, 09/16/2063(B)	8,152	331
GNMA, Ser 196, Cl BE
3.000%, 10/16/2064(B)	600	440
GNMA, Ser 2012-112, Cl IO, IO
0.108%, 02/16/2053(B)	277	1
GNMA, Ser 2012-152, Cl IO, IO
0.612%, 01/16/2054(B)	2,100	44
GNMA, Ser 2012-27, Cl IO, IO
0.226%, 04/16/2053(B)	361	1
GNMA, Ser 2013-96, Cl IO, IO
0.051%, 10/16/2054(B)	619	1
GNMA, Ser 2014-47, Cl IA, IO
0.154%, 02/16/2048(B)	43	–

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2014-50, Cl IO, IO
0.628%, 09/16/2055(B)	$235	$6
GNMA, Ser 2014-92, Cl IX, IO
0.099%, 05/16/2054(B)	2,808	10
GNMA, Ser 2015-5, Cl IK, IO
0.270%, 11/16/2054(B)	2,166	15
GNMA, Ser 2019-71, Cl PT
3.000%, 06/20/2049	148	131
GNMA, Ser 21, Cl AH
1.400%, 06/16/2063	86	65
GNMA, Ser 210, Cl IO, IO
0.697%, 07/16/2064(B)	1,478	92
GNMA, Ser 216, Cl IO, IO
0.750%, 07/16/2065(B)	1,486	96
GNMA, Ser 220, Cl E
3.000%, 10/16/2064(B)	500	370
GNMA, Ser 3, Cl B
1.850%, 02/16/2061	300	149
GNMA, Ser 3, Cl IO, IO
0.640%, 02/16/2061(B)	672	33
GNMA, Ser 41, Cl IO, IO
0.584%, 07/16/2058(B)	489	14
GNMA, Ser 59, Cl IO, IO
0.571%, 02/16/2062(B)	3,378	163
GNMA, Ser 60, Cl IO, IO
0.826%, 05/16/2063(B)	2,239	134
GNMA, Ser 89, Cl IA, IO
1.165%, 04/16/2062(B)	3,097	251
GNMA, Ser 92, Cl IA, IO
0.611%, 06/16/2064(B)	2,000	126
GNMA, Ser 92, Cl AH
2.000%, 06/16/2064	2,100	1,618

		1,306,038
Non-Agency Mortgage-Backed Obligations — 5.0%
1211 Avenue of the Americas Trust, Ser 2015-1211, Cl A1A2
3.901%, 08/10/2035(D)	2,276	2,193
Alen Mortgage Trust, Ser ACEN, Cl A
6.591%, TSFR1M + 1.264%, 04/15/2034(B)(D)	885	809
Alternative Loan Trust, Ser 2006-18CB, Cl A6
6.824%, 07/25/2036(B)	139	123
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
7.681%, TSFR6M + 2.428%, 06/25/2045(B)	276	272
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
7.465%, TSFR6M + 2.178%, 11/25/2045(B)	642	257

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
5.844%, TSFR1M + 0.514%, 03/25/2046(B)	$1,865	$1,564
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(B)(D)	238	220
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(B)(D)	67	62
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(B)(D)	461	375
Angel Oak Mortgage Trust, Ser 2022-2, Cl A1
3.353%, 01/25/2067(B)(D)	4,442	4,071
Angel Oak Mortgage Trust, Ser 2023-1, Cl A1
4.750%, 09/26/2067(C)(D)	1,688	1,637
Arbor Multifamily Mortgage Securities Trust, Ser MF2, Cl B
2.560%, 06/15/2054(B)(D)	615	506
AREIT, Ser 2022-CRE7, Cl A
7.569%, TSFR1M + 2.242%, 06/17/2039(B)(D)	2,050	2,052
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/2038(B)(D)	1,790	1,658
BAMLL Re-REMIC Trust, Ser 2016-GG10, Cl AJA
5.630%, 08/10/2045(B)(D)	721	122
BANK, Ser BNK40, Cl A4
3.394%, 03/15/2064(B)	605	540
BANK, Ser BNK44, Cl A5
5.745%, 11/15/2055(B)	430	453
BANK, Ser BNK46, Cl A4
5.745%, 08/15/2056	440	461
Bayview MSR Opportunity Master Fund Trust, Ser 2021-5, Cl A5
2.500%, 11/25/2051(B)(D)	3,000	2,606
Bayview Opportunity Master Fund VI Trust, Ser 2021-6, Cl A5
2.500%, 10/25/2051(B)(D)	5,691	4,911
BBCMS Mortgage Trust, Ser C18, Cl A5
5.710%, 12/15/2055(B)	675	706
BBCMS Mortgage Trust, Ser C2, Cl ASB
4.236%, 12/15/2051	192	187
BBCMS Mortgage Trust, Ser C6, Cl A2
2.690%, 02/15/2053	660	621
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(D)	367	348

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
4.432%, 05/25/2034(B)	$4	$4
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
5.668%, 10/25/2033(B)	201	181
Bear Stearns Asset Backed Securities I Trust, Ser 2005-AC8, Cl A3, IO
2.206%, 11/25/2035(B)	2,251	400
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035(B)	471	453
Bear Stearns Mortgage Funding Trust, Ser 2007-AR3, Cl 1A1
5.584%, TSFR1M + 0.254%, 03/25/2037(B)	2,292	2,038
Benchmark Mortgage Trust, Ser B33, Cl A5
3.458%, 03/15/2055	1,190	1,060
Benchmark Mortgage Trust, Ser B35, Cl AS
4.444%, 05/15/2055(B)	530	478
Benchmark Mortgage Trust, Ser B35, Cl A5
4.444%, 05/15/2055(B)	485	454
Benchmark Mortgage Trust, Ser B38, Cl A4
5.525%, 04/15/2056	450	464
Benchmark Mortgage Trust, Ser V3, Cl A3
6.363%, 07/15/2056(B)	450	470
BLP Commercial Mortgage Trust, Ser IND, Cl A
7.017%, TSFR1M + 1.692%, 03/15/2040(B)(D)	450	451
BMO Mortgage Trust, Ser C1, Cl A1
2.198%, 02/15/2055	510	487
BPR Trust, Ser STAR, Cl A
8.557%, TSFR1M + 3.232%, 08/15/2039(B)(D)	1,785	1,789
BPR Trust, Ser TY, Cl A
6.491%, TSFR1M + 1.164%, 09/15/2038(B)(D)	415	412
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(C)(D)	276	261
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl A1
2.724%, 11/25/2059(C)(D)	125	122
BWAY Mortgage Trust, Ser 1740, Cl A
2.917%, 01/10/2035(D)	1,140	656
BX Commercial Mortgage Trust, Ser 2023-VLT2, Cl E
11.196%, TSFR1M + 5.871%, 06/15/2040(B)(D)	1,740	1,741
BX Commercial Mortgage Trust, Ser VIV4, Cl A
2.843%, 03/09/2044(D)	3,110	2,689

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser VOLT, Cl A
6.140%, TSFR1M + 0.814%, 09/15/2036(B)(D)	$2,057	$2,042
BX Commercial Mortgage Trust, Ser XL2, Cl A
6.128%, TSFR1M + 0.803%, 10/15/2038(B)(D)	703	698
BX Commercial Mortgage Trust, Ser XL3, Cl A
7.087%, TSFR1M + 1.761%, 12/09/2040(B)(D)	850	855
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041(D)	1,200	1,068
BX Trust, Ser LBA, Cl AV
6.241%, TSFR1M + 0.914%, 02/15/2036(B)(D)	356	354
BX Trust, Ser MMP, Cl A
6.369%, TSFR1M + 1.044%, 08/15/2036(B)(D)	388	380
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046(B)(D)	11	–
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	480	443
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	371	349
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	182	178
CFCRE Commercial Mortgage Trust, Ser C4, Cl AM
3.691%, 05/10/2058	2,502	2,370
CFK Trust, Ser 2020-MF2, Cl E
3.458%, 03/15/2039(B)(D)	2,840	2,112
CFK Trust, Ser MF2, Cl F
3.458%, 03/15/2039(B)(D)	2,960	1,847
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
5.244%, 02/25/2037(B)	4	4
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
5.700%, 02/25/2037(B)	3	3
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
5.155%, 06/25/2035(B)	4	4
CIM Trust, Ser 2018-INV1, Cl A4
4.000%, 08/25/2048(B)(D)	45	41
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
4.792%, 03/25/2037(C)	359	354

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035(D)	$227	$219
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	2,680	2,375
Citigroup Commercial Mortgage Trust, Ser C5, Cl AS
4.408%, 06/10/2051(B)	2,229	2,124
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
6.240%, 09/25/2033(B)	3	3
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(B)(D)	611	491
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(B)(D)	658	536
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	285	277
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.079%, 02/10/2048(B)	5,138	19
COMM Mortgage Trust, Ser 2017-PANW, Cl A
3.244%, 10/10/2029(D)	410	377
COMM Mortgage Trust, Ser CBM, Cl A2
2.896%, 02/10/2037(D)	1,085	1,047
COMM Mortgage Trust, Ser COR3, Cl B
4.512%, 05/10/2051(B)	540	465
COMM Mortgage Trust, Ser CR14, Cl B
3.682%, 02/10/2047(B)	482	459
COMM Mortgage Trust, Ser CR26, Cl C
4.464%, 10/10/2048(B)	870	814
COMM Mortgage Trust, Ser LC23, Cl A3
3.521%, 10/10/2048	353	346
COMM Mortgage Trust, Ser UBS4, Cl A4
3.420%, 08/10/2047	578	576
Connecticut Avenue Securities Trust, Ser 2019-R03, Cl 1B1
9.535%, SOFR30A + 4.214%, 09/25/2031(B)(D)	744	790
Connecticut Avenue Securities Trust, Ser 2020-R01, Cl 1M2
7.485%, SOFR30A + 2.164%, 01/25/2040(B)(D)	144	146
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
7.220%, SOFR30A + 1.900%, 12/25/2041(B)(D)	430	433

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2022-R07, Cl 1M1
8.271%, SOFR30A + 2.950%, 06/25/2042(B)(D)	$409	$420
Connecticut Avenue Securities Trust, Ser 2023-R06, Cl 1M2
8.020%, SOFR30A + 2.700%, 07/25/2043(B)(D)	1,920	1,987
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	8	8
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
6.475%, 10/25/2033(B)	227	218
Credit Suisse Mortgage Trust, Ser 2022-7R, Cl 1A1
9.822%, SOFR30A + 3.500%, 10/25/2066(B)(D)	1,250	1,212
Cross Mortgage Trust, Ser 2024-H2, Cl A1
6.093%, 04/25/2069(C)(D)	1,890	1,888
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	459	449
CSAIL Commercial Mortgage Trust, Ser C20, Cl A3
2.805%, 03/15/2054	810	676
CSAIL Commercial Mortgage Trust, Ser C3, Cl ASB
3.448%, 08/15/2048	303	300
CSMC Trust, Ser 2014-USA, Cl E
4.373%, 09/15/2037(D)	290	148
CSMC Trust, Ser 2017-CHOP, Cl G
10.794%, PRIME + 5.350%, 07/15/2032(B)(D)	1,000	859
CSMC Trust, Ser 2017-PFHP, Cl A
6.323%, TSFR1M + 0.997%, 12/15/2030(B)(D)	1,190	1,138
CSMC Trust, Ser 2017-RPL1, Cl M2
2.969%, 07/25/2057(B)(D)	1,760	1,310
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(B)(D)	1,644	1,452
CSMC Trust, Ser 2020-RPL4, Cl A1
2.000%, 01/25/2060(B)(D)	524	456
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(B)(D)	1,452	1,250
CSMC Trust, Ser 2021-RPL4, Cl A1
1.796%, 12/27/2060(B)(D)	405	393
CSMC Trust, Ser 2021-RPL6, Cl A1
2.000%, 10/25/2060(B)(D)	1,282	1,119
CSMC, Ser 2014-11R, Cl 9A2
5.715%, TSFR1M + 0.254%, 10/27/2036(B)(D)	1,605	1,225

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(D)	$1,310	$1,159
CSMC, Ser 2022-ATH2, Cl A1
4.547%, 05/25/2067(B)(D)	2,701	2,621
CSMC, Ser MARK, Cl A
8.021%, TSFR1M + 2.695%, 06/15/2039(B)(D)	480	482
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(D)	1,240	1,057
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
6.241%, TSFR1M + 0.914%, 11/19/2044(B)	202	188
DTP Commercial Mortgage Trust, Ser STE2, Cl A
5.649%, 01/15/2041(B)(D)	870	872
EFMT, Ser 2023-1, Cl A3
6.544%, 02/25/2068(C)(D)	1,397	1,392
ELP Commercial Mortgage Trust, Ser ELP, Cl C
6.760%, TSFR1M + 1.434%, 11/15/2038(B)(D)	2,497	2,471
EQUS Mortgage Trust, Ser EQAZ, Cl B
6.541%, TSFR1M + 1.214%, 10/15/2038(B)(D)	790	783
EQUS Mortgage Trust, Ser EQAZ, Cl A
6.195%, TSFR1M + 0.869%, 10/15/2038(B)(D)	816	811
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048(B)(D)	124	109
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048(B)(D)	25	24
GPMT, Ser 2021-FL3, Cl A
6.691%, TSFR1M + 1.364%, 07/16/2035(B)(D)	597	590
GS Mortgage Securities II, Ser 2017-SLP, Cl C
3.924%, 10/10/2032(D)	1,310	1,276
GS Mortgage Securities II, Ser 2024-70P, Cl E
8.666%, 03/10/2041(B)(D)	1,020	1,035
GS Mortgage Securities II, Ser ARDN, Cl B
7.090%, TSFR1M + 1.764%, 11/15/2036(B)(D)	1,623	1,593
GS Mortgage Securities II, Ser GC30, Cl B
4.024%, 05/10/2050(B)	480	448
GS Mortgage Securities II, Ser SHIP, Cl A
4.322%, 09/10/2038(B)(D)	1,235	1,200
GS Mortgage Securities II, Ser SRP5, Cl A
7.173%, TSFR1M + 1.800%, 09/15/2031(B)(D)	1,059	689

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2014-GC26, Cl B
4.215%, 11/10/2047(B)	$680	$632
GS Mortgage Securities Trust, Ser GC32, Cl A3
3.498%, 07/10/2048	311	303
GS Mortgage Securities Trust, Ser GSA2, Cl A4
1.721%, 12/12/2053	1,055	844
GS Mortgage Securities Trust, Ser ROSS, Cl A
6.591%, TSFR1M + 1.264%, 05/15/2026(B)(D)	2,170	2,019
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(D)	1,579	1,515
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027(B)(D)	10	9
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
5.606%, 10/25/2033(B)	83	81
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	7	7
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	1	1
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
5.638%, 05/19/2034(B)	332	316
HIT Trust, Ser HI32, Cl A
7.717%, TSFR1M + 2.391%, 07/15/2024(B)(D)	1,512	1,515
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039(D)	1,225	1,096
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
2.943%, 12/10/2041(B)(D)	1,240	1,086
Impact Funding, Ser 2010-1, Cl A1
5.314%, 01/25/2051(D)	283	279
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	275	273
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	1,081	1,060
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	568	545

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser C21, Cl AS
3.997%, 08/15/2047	$415	$405
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl C
4.481%, 07/15/2047(B)	380	301
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(D)	1,500	1,351
JPMorgan Chase Commercial Mortgage Securities Trust, Ser JP4, Cl A3
3.393%, 12/15/2049	206	197
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
6.095%, 11/25/2033(B)	6	5
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
5.555%, 08/25/2034(B)	20	20
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048(B)(D)	90	78
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(B)(D)	277	244
JPMorgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(B)(D)	134	113
LAQ Mortgage Trust, Ser LAQ, Cl A
7.417%, TSFR1M + 2.091%, 03/15/2036(B)(D)	186	186
Legacy Mortgage Asset Trust, Ser 2021-GS2, Cl A1
1.750%, 04/25/2061(C)(D)	434	421
Lehman XS Trust, Ser 2007-16N, Cl 2A2
7.144%, TSFR1M + 1.814%, 09/25/2047(B)	3,447	2,967
Master Resecuritization Trust, Ser 2005, Cl 3, PO
0.000%, 05/28/2035(A)(D)	2	1
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034(D)	957	599
Med Trust, Ser MDLN, Cl A
6.390%, TSFR1M + 1.064%, 11/15/2038(B)(D)	1,308	1,304
Med Trust, Ser MDLN, Cl G
10.690%, TSFR1M + 5.364%, 11/15/2038(B)(D)	1,493	1,490
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
6.991%, 07/25/2033(B)	5	5
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(B)(D)	250	215

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(B)(D)	$455	$400
MHC Trust, Ser MHC2, Cl A
6.290%, TSFR1M + 0.964%, 05/15/2038(B)(D)	567	564
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(B)(D)	486	452
Morgan Stanley BAML Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030(D)	679	605
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	250	242
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C34, Cl B
4.111%, 11/15/2052(B)	1,030	906
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
0.954%, 11/15/2049(B)	2,754	52
Morgan Stanley Capital I Trust, Ser 2017-ASHF, Cl A
6.473%, TSFR1M + 1.022%, 11/15/2034(B)(D)	35	34
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
7.318%, TSFR1M + 1.992%, 05/15/2036(B)(D)	1,304	1,295
Morgan Stanley Capital I Trust, Ser HR8, Cl A3
1.790%, 07/15/2053	576	479
Morgan Stanley Capital I Trust, Ser L8, Cl AS
3.794%, 04/15/2055(B)	580	512
Morgan Stanley Residential Mortgage Loan Trust, Ser 2021-2, Cl A3
2.500%, 05/25/2051(B)(D)	5,127	4,108
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035(B)(D)	620	563
MSWF Commercial Mortgage Trust, Ser 2, Cl A5
6.014%, 12/15/2056(B)	1,510	1,615
MSWF Commercial Mortgage Trust, Ser 2, Cl XA, IO
0.907%, 12/15/2056(B)	5,219	346
New Residential Mortgage Loan Trust, Ser 2017-1A, Cl A1
4.000%, 02/25/2057(B)(D)	427	404
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(B)(D)	114	105
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056(B)(D)	313	263

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(C)(D)	$1,661	$1,634
New Residential Mortgage Loan Trust, Ser 2024-NQM1, Cl A1
6.129%, 03/25/2064(C)(D)	1,601	1,600
NewRez Warehouse Securitization Trust, Ser 2021-1, Cl A
6.194%, TSFR1M + 0.864%, 05/25/2055(B)(D)	569	569
NJ Trust, Ser GSP, Cl A
6.481%, 01/06/2029(B)(D)	780	815
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059(B)(D)	26	25
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(B)(D)	465	370
OBX Trust, Ser 2021-NQM3, Cl A3
1.362%, 07/25/2061(B)(D)	1,008	781
OBX Trust, Ser 2023-NQM3, Cl A1
5.949%, 02/25/2063(C)(D)	1,428	1,422
OBX Trust, Ser 2024-NQM1, Cl A1
5.928%, 11/25/2063(C)(D)	1,691	1,687
Oceanview Mortgage Trust, Ser 2021-3, Cl A5
2.500%, 07/25/2051(B)(D)	3,534	3,072
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(D)	1,570	1,341
PHH Alternative Mortgage Trust, Ser 2007-3, Cl A3
6.044%, TSFR1M + 0.714%, 07/25/2037(B)	2,398	2,284
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034(A)	2	1
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	5	5
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035(D)	503	455
PRKCM Trust, Ser 2022-AFC1, Cl A1A
4.100%, 04/25/2057(B)(D)	1,535	1,470
PRKCM Trust, Ser 2023-AFC1, Cl A1
6.598%, 02/25/2058(C)(D)	1,460	1,457
RATE Mortgage Trust, Ser 2021-HB1, Cl A1
2.500%, 12/25/2051(B)(D)	1,963	1,577
RCKT Mortgage Trust, Ser 2021-3, Cl A1
2.500%, 07/25/2051(B)(D)	454	365
RCKT Mortgage Trust, Ser 2022-2, Cl A2
2.500%, 02/25/2052(B)(D)	570	457
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
4.089%, 12/25/2034(B)	188	168

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Residential Mortgage Loan Trust, Ser 2019-3, Cl A1
2.633%, 09/25/2059(B)(D)	$102	$100
SCOTT Trust, Ser SFS, Cl A
5.910%, 03/15/2040(D)	1,110	1,116
Seasoned Credit Risk Transfer Trust, Ser 2016-1, Cl M2
3.750%, 09/25/2055(B)(D)	2,034	1,819
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl M
4.750%, 07/25/2058(B)(D)	2,840	2,658
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
4.987%, 10/25/2048(B)(D)	1,005	968
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(B)(D)	75	59
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043(B)(D)	390	301
SG Commercial Mortgage Securities Trust, Ser C5, Cl A3
2.779%, 10/10/2048	460	439
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(B)(D)	203	177
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(B)(D)	41	39
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(B)(D)	137	129
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(B)(D)	146	134
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056(B)(D)	586	487
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
5.634%, TSFR1M + 0.304%, 09/25/2047(B)	1,861	1,644
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	2	1
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-24A, Cl 3A2
7.492%, 07/25/2033(B)	22	21
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-37A, Cl 2A
5.791%, 12/25/2033(B)	9	8

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(B)(D)	$436	$417
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
6.044%, TSFR1M + 0.714%, 02/25/2057(B)(D)	139	141
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(B)(D)	662	624
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(B)(D)	421	383
Towd Point Mortgage Trust, Ser 2022-4, Cl A1
3.750%, 09/25/2062(D)	4	4
UBS Commercial Mortgage Trust, Ser C4, Cl A3
3.301%, 10/15/2050	401	375
Verus Securitization Trust, Ser 2019-4, Cl A1
3.642%, 11/25/2059(C)(D)	172	166
Verus Securitization Trust, Ser 2019-INV3, Cl A1
3.692%, 11/25/2059(B)(D)	138	134
Verus Securitization Trust, Ser 2020-2, Cl A1
2.226%, 05/25/2060(B)(D)	61	61
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(B)(D)	259	226
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(B)(D)	508	438
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(B)(D)	413	342
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(B)(D)	535	423
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066(B)(D)	1,318	1,095
Verus Securitization Trust, Ser 2021-7, Cl A1
1.829%, 10/25/2066(B)(D)	617	534
Verus Securitization Trust, Ser 2021-8, Cl A1
1.824%, 11/25/2066(B)(D)	588	503
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(B)(D)	212	191
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(B)(D)	241	214
Visio Trust, Ser 2020-1R, Cl A1
1.312%, 11/25/2055(D)	164	152
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
5.848%, 10/25/2033(B)	15	14

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
5.579%, 08/25/2033(B)	$10	$9
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
5.688%, 09/25/2033(B)	17	15
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
2.492%, 06/25/2033(B)	2	2
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	37	35
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
4.648%, 06/25/2034(B)	10	9
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034	52	53
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
7.004%, TSFR1M + 1.674%, 10/25/2045(B)	131	127
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
5.964%, TSFR1M + 0.634%, 11/25/2045(B)	3,247	2,959
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA1, Cl A1A
5.789%, 12MTA + 0.700%, 02/25/2047(B)	936	773
Washington Mutual Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 2A
5.789%, 12MTA + 0.700%, 01/25/2047(B)	5	4
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC18, Cl A5
3.405%, 12/15/2047	570	559
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl XA, IO
1.159%, 11/15/2059(B)	4,371	98
Wells Fargo Commercial Mortgage Trust, Ser C26, Cl AS
3.580%, 02/15/2048	1,840	1,790
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR7, Cl B1
4.880%, 05/25/2035(B)	1,251	935
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047(B)	300	284

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser C22, Cl B
4.371%, 09/15/2057(B)	$245	$219

		181,662
Total Mortgage-Backed Securities
(Cost $1,562,208) ($ Thousands)		1,487,700

U.S. TREASURY OBLIGATIONS — 28.7%
U.S. Treasury Bills
5.354%, 05/16/2024 (E)	4,355	4,327
5.325%, 04/23/2024 (E)	2,380	2,372
5.320%, 04/18/2024 (E)	33,990	33,906
5.297%, 05/21/2024 (E)	12,005	11,917
U.S. Treasury Bonds
4.750%, 11/15/2043	7,363	7,638
4.750%, 11/15/2053	18,199	19,427
4.500%, 02/15/2044 (F)	78,584	79,014
4.375%, 08/15/2043	8,931	8,825
4.250%, 02/15/2054	73,884	72,660
4.125%, 08/15/2053	5,818	5,592
3.875%, 05/15/2043	1,700	1,569
3.625%, 08/15/2043	240	213
3.625%, 02/15/2044	50	44
3.625%, 02/15/2053	1,233	1,083
3.375%, 11/15/2048	1,080	903
3.250%, 05/15/2042	1,620	1,377
3.125%, 11/15/2041	5,282	4,437
3.125%, 08/15/2044	280	229
3.125%, 05/15/2048	5,285	4,227
3.000%, 02/15/2049	3,290	2,565
3.000%, 08/15/2052	2,010	1,561
2.875%, 08/15/2045	320	249
2.875%, 05/15/2049	740	563
2.875%, 05/15/2052	9,760	7,385
2.375%, 02/15/2042	6,971	5,185
2.375%, 05/15/2051	22,393	15,202
2.250%, 08/15/2046	2,545	1,742
2.000%, 11/15/2041	37,047	25,991
2.000%, 02/15/2050	400	251
2.000%, 08/15/2051	6,600	4,089
1.875%, 02/15/2051	2,570	1,548
1.875%, 11/15/2051	8,331	4,990
1.750%, 08/15/2041	35,016	23,630
1.625%, 11/15/2050	6,820	3,852
1.375%, 11/15/2040	17,157	11,033
1.375%, 08/15/2050	2,500	1,320
1.125%, 05/15/2040	869	543
1.125%, 08/15/2040	29,314	18,146
0.000%, 05/15/2049 (A)	5,380	1,782

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Protected Securities
1.125%, 01/15/2033	$7,320	$6,865
U.S. Treasury Notes
5.000%, 10/31/2025	3,040	3,049
4.875%, 11/30/2025	3,950	3,956
4.750%, 07/31/2025	4,590	4,582
4.625%, 02/28/2026	7,415	7,409
4.625%, 09/15/2026	50	50
4.625%, 11/15/2026	6,905	6,927
4.500%, 11/30/2024	42	42
4.500%, 03/31/2026	47,698	47,579
4.375%, 10/31/2024	196	195
4.375%, 08/31/2028	300	301
4.375%, 11/30/2030	870	877
4.250%, 10/15/2025	8,385	8,316
4.250%, 12/31/2025	440	436
4.250%, 01/31/2026	5,435	5,392
4.250%, 03/15/2027	58,530	58,260
4.250%, 02/28/2029 (F)	77,769	77,872
4.250%, 02/28/2031	79,537	79,674
4.125%, 02/15/2027	10,395	10,307
4.125%, 03/31/2029	129,197	128,642
4.125%, 08/31/2030	80	80
4.000%, 01/15/2027	109	108
4.000%, 01/31/2029	928	918
4.000%, 01/31/2031	5,420	5,349
4.000%, 02/15/2034 (F)	78,152	76,858
3.875%, 04/30/2025	8,595	8,493
3.875%, 12/31/2029	4,497	4,415
3.750%, 12/31/2028	260	255
3.625%, 03/31/2030	1,581	1,530
3.250%, 06/30/2029	7,916	7,549
2.875%, 08/15/2028	2,937	2,773
2.750%, 04/30/2027	8,110	7,723
2.750%, 07/31/2027	2,202	2,091
2.625%, 07/31/2029	22,885	21,145
2.375%, 03/31/2029	4,518	4,141
2.250%, 11/15/2025	4,307	4,137
2.000%, 11/15/2026	3,734	3,505
1.875%, 02/28/2027	2,928	2,724
1.375%, 10/31/2028	3,930	3,462
1.250%, 04/30/2028	10,850	9,620
1.250%, 09/30/2028	1,340	1,176
1.250%, 08/15/2031	30	24
1.125%, 10/31/2026	5,454	5,009
1.125%, 08/31/2028	4,412	3,858
1.000%, 07/31/2028	3,411	2,972
0.750%, 04/30/2026	1,861	1,719
0.750%, 01/31/2028	1,976	1,729
0.625%, 11/30/2027	1,783	1,561
0.500%, 08/31/2027	3,871	3,400
0.375%, 01/31/2026	660	610

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.375%, 07/31/2027	$5,766	$5,058
0.250%, 07/31/2025	11,995	11,285
0.250%, 08/31/2025	5,270	4,941

Total U.S. Treasury Obligations
(Cost $1,085,980) ($ Thousands)		1,052,336

CORPORATE OBLIGATIONS — 27.1%
Communication Services — 2.2%
Alphabet
1.900%, 08/15/2040	250	168
1.100%, 08/15/2030	240	197
AT&T
5.550%, 08/15/2041	130	131
5.400%, 02/15/2034	1,475	1,494
5.350%, 09/01/2040	130	127
5.150%, 03/15/2042	25	24
4.500%, 05/15/2035	370	346
4.350%, 06/15/2045	350	298
3.800%, 02/15/2027	318	308
3.800%, 12/01/2057	1,082	783
3.650%, 09/15/2059	409	285
3.550%, 09/15/2055	2,076	1,452
3.500%, 06/01/2041	274	214
3.500%, 09/15/2053	2,448	1,727
2.550%, 12/01/2033	290	232
2.300%, 06/01/2027	750	691
2.250%, 02/01/2032	60	49
1.700%, 03/25/2026	1,135	1,061
1.650%, 02/01/2028	20	18
CCO Holdings
4.750%, 02/01/2032 (D)	250	204
4.500%, 08/15/2030 (D)	50	42
4.500%, 05/01/2032	1,240	996
Charter Communications Operating
6.834%, 10/23/2055	70	67
6.484%, 10/23/2045	110	102
6.384%, 10/23/2035	10	10
6.150%, 11/10/2026	2,035	2,051
5.750%, 04/01/2048	1,097	924
5.500%, 04/01/2063	468	367
5.375%, 04/01/2038	663	576
5.375%, 05/01/2047	191	154
5.250%, 04/01/2053	1,355	1,073
5.125%, 07/01/2049	160	124
4.908%, 07/23/2025	1,150	1,136
4.800%, 03/01/2050	3,110	2,302
4.400%, 04/01/2033	800	709
4.200%, 03/15/2028	1,263	1,190
3.900%, 06/01/2052	217	138
3.750%, 02/15/2028	85	79

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.700%, 04/01/2051	$1,250	$773
3.500%, 06/01/2041	147	99
3.500%, 03/01/2042	884	590
Comcast
7.050%, 03/15/2033	90	102
5.350%, 11/15/2027	564	575
4.950%, 10/15/2058	60	56
4.400%, 08/15/2035	1,770	1,661
4.250%, 10/15/2030	730	705
4.200%, 08/15/2034	220	205
4.150%, 10/15/2028	2,220	2,167
4.000%, 08/15/2047	90	73
4.000%, 03/01/2048	70	57
3.999%, 11/01/2049	259	210
3.969%, 11/01/2047	418	336
3.950%, 10/15/2025	90	89
3.750%, 04/01/2040	200	166
3.450%, 02/01/2050	140	102
3.400%, 04/01/2030	280	259
3.400%, 07/15/2046	60	45
3.300%, 04/01/2027	190	182
3.250%, 11/01/2039	60	47
3.150%, 03/01/2026	390	378
2.987%, 11/01/2063	321	197
2.937%, 11/01/2056	712	448
2.887%, 11/01/2051	410	266
2.800%, 01/15/2051	280	179
1.500%, 02/15/2031	1,420	1,146
Discovery Communications
4.000%, 09/15/2055	300	205
DISH DBS
7.750%, 07/01/2026 (F)	120	80
5.875%, 11/15/2024 (F)	410	393
5.750%, 12/01/2028 (D)	30	20
5.250%, 12/01/2026 (D)	170	134
5.125%, 06/01/2029	280	117
Fox
6.500%, 10/13/2033	390	413
5.476%, 01/25/2039	520	495
Meta Platforms
5.750%, 05/15/2063	541	580
5.600%, 05/15/2053	748	790
4.450%, 08/15/2052	777	691
Paramount Global
6.875%, 04/30/2036	620	586
5.900%, 10/15/2040	455	381
4.950%, 05/19/2050	231	164
Rogers Communications
5.300%, 02/15/2034	1,445	1,432
SES GLOBAL Americas Holdings
5.300%, 03/25/2044 (D)	1,200	918

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sprint Spectrum
5.152%, 03/20/2028 (D)	$2,842	$2,835
4.738%, 03/20/2025 (D)	1,346	1,339
Take-Two Interactive Software
4.000%, 04/14/2032	1,265	1,169
Telefonica Emisiones
5.213%, 03/08/2047	150	138
T-Mobile USA
5.750%, 01/15/2034	568	592
5.150%, 04/15/2034	1,673	1,667
5.050%, 07/15/2033	712	704
4.500%, 04/15/2050	890	772
3.875%, 04/15/2030	1,955	1,831
3.750%, 04/15/2027	3,108	2,993
3.500%, 04/15/2025	1,910	1,873
3.500%, 04/15/2031	710	641
3.400%, 10/15/2052	1,230	873
3.375%, 04/15/2029	270	250
2.875%, 02/15/2031	240	208
2.700%, 03/15/2032	70	59
2.625%, 02/15/2029	330	295
2.550%, 02/15/2031	1,119	953
2.250%, 02/15/2026	699	662
1.500%, 02/15/2026	192	179
Verizon Communications
5.500%, 03/16/2047	60	62
5.500%, 02/23/2054	512	518
5.250%, 03/16/2037	805	814
4.862%, 08/21/2046	50	47
4.500%, 08/10/2033	500	478
4.400%, 11/01/2034	2,062	1,944
4.329%, 09/21/2028	1,106	1,081
4.016%, 12/03/2029	714	681
4.000%, 03/22/2050	140	113
3.875%, 02/08/2029	210	201
3.850%, 11/01/2042	610	502
3.400%, 03/22/2041	130	102
3.150%, 03/22/2030	360	325
3.000%, 03/22/2027	140	133
2.650%, 11/20/2040	789	556
2.625%, 08/15/2026	1,000	947
2.550%, 03/21/2031	779	665
2.355%, 03/15/2032	862	708
2.100%, 03/22/2028	400	360
1.750%, 01/20/2031	410	333
Vmed O2 UK Financing I
4.750%, 07/15/2031 (D)	630	543
Walt Disney
6.650%, 11/15/2037	235	270
6.200%, 12/15/2034	65	72
3.500%, 05/13/2040	980	806

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Warnermedia Holdings
6.412%, 03/15/2026	$390	$390
5.141%, 03/15/2052	5,564	4,618
5.050%, 03/15/2042	2,700	2,321
4.279%, 03/15/2032	1,240	1,107
4.054%, 03/15/2029	270	253
3.755%, 03/15/2027	200	191

		81,535

Consumer Discretionary — 1.3%
Amazon.com
4.950%, 12/05/2044	500	501
4.250%, 08/22/2057	110	96
3.875%, 08/22/2037	920	831
3.600%, 04/13/2032	1,240	1,155
3.450%, 04/13/2029	310	296
3.300%, 04/13/2027	150	144
3.150%, 08/22/2027	680	648
2.800%, 08/22/2024	245	242
2.500%, 06/03/2050	550	351
2.100%, 05/12/2031	300	254
1.500%, 06/03/2030	350	292
1.200%, 06/03/2027	672	604
AutoZone
6.250%, 11/01/2028	470	493
Caesars Entertainment
7.000%, 02/15/2030 (D)	460	472
Comcast
4.049%, 11/01/2052	277	223
CSC Holdings
4.500%, 11/15/2031 (D)	1,200	849
4.125%, 12/01/2030 (D)	590	422
3.375%, 02/15/2031 (D)	200	136
Ford Motor
6.100%, 08/19/2032	380	385
5.291%, 12/08/2046	99	88
3.250%, 02/12/2032	480	399
Ford Motor Credit
7.350%, 03/06/2030	890	949
6.050%, 03/05/2031	755	760
5.125%, 06/16/2025	400	396
5.113%, 05/03/2029	420	408
4.950%, 05/28/2027	850	829
4.125%, 08/17/2027	200	190
4.000%, 11/13/2030	956	854
3.815%, 11/02/2027	261	244
3.625%, 06/17/2031	380	329
2.900%, 02/16/2028	200	181
2.900%, 02/10/2029	1,440	1,270
General Motors
6.600%, 04/01/2036	40	42
6.250%, 10/02/2043	260	266

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.125%, 10/01/2025	$320	$323
5.950%, 04/01/2049	80	79
5.600%, 10/15/2032	150	152
5.150%, 04/01/2038	240	225
General Motors Financial
5.750%, 02/08/2031	709	717
5.000%, 04/09/2027	180	179
4.350%, 01/17/2027	110	107
Hilton Domestic Operating
6.125%, 04/01/2032 (D)	240	241
Home Depot
4.250%, 04/01/2046	48	42
3.900%, 12/06/2028	40	39
3.900%, 06/15/2047	60	49
3.350%, 04/15/2050	710	521
3.300%, 04/15/2040	350	278
2.700%, 04/15/2030	320	285
2.500%, 04/15/2027	280	262
Hyundai Capital America
6.500%, 01/16/2029 (D)	255	268
5.950%, 09/21/2026 (D)	796	805
5.700%, 06/26/2030 (D)	286	291
5.600%, 03/30/2028 (D)	893	903
5.500%, 03/30/2026 (D)	293	294
5.400%, 01/08/2031 (D)	435	437
Hyundai Capital America MTN
1.300%, 01/08/2026 (D)	541	503
Las Vegas Sands
3.900%, 08/08/2029	150	136
3.200%, 08/08/2024	1,860	1,840
2.900%, 06/25/2025	210	202
Lennar
4.750%, 11/29/2027	410	405
4.500%, 04/30/2024	140	140
Lowe's
5.850%, 04/01/2063	143	147
5.750%, 07/01/2053	427	441
5.625%, 04/15/2053	421	425
5.000%, 04/15/2040	725	695
4.500%, 04/15/2030	200	196
4.250%, 04/01/2052	824	675
McDonald's
5.450%, 08/14/2053	267	271
4.800%, 08/14/2028	568	570
McDonald's MTN
4.875%, 12/09/2045	260	243
4.700%, 12/09/2035	478	465
4.450%, 03/01/2047	240	209
4.450%, 09/01/2048	72	63
4.200%, 04/01/2050	530	443
3.800%, 04/01/2028	170	164
3.700%, 01/30/2026	220	215

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.625%, 09/01/2049	$60	$46
3.600%, 07/01/2030	290	270
3.500%, 03/01/2027	510	492
3.500%, 07/01/2027	200	192
1.450%, 09/01/2025	80	76
MDC Holdings
6.000%, 01/15/2043	30	30
Mercedes-Benz Finance North America
2.700%, 06/14/2024 (D)	595	591
NCL
8.125%, 01/15/2029 (D)	320	339
Newell Brands
5.700%, 04/01/2026	110	108
NIKE
3.375%, 03/27/2050	230	174
3.250%, 03/27/2040	210	169
2.850%, 03/27/2030	150	136
2.750%, 03/27/2027	410	388
Nissan Motor
4.345%, 09/17/2027 (D)	1,100	1,046
3.522%, 09/17/2025 (D)	1,190	1,147
Royal Caribbean Cruises
6.250%, 03/15/2032 (D)	290	292
Sands China
5.400%, 08/08/2028	320	314
5.125%, 08/08/2025	1,580	1,559
4.050%, 01/08/2026	420	404
2.850%, 03/08/2029	690	600
2.300%, 03/08/2027	460	416
Starbucks
4.850%, 02/08/2027	1,418	1,415
3.500%, 11/15/2050	435	322
Time Warner Cable
7.300%, 07/01/2038	530	535
6.750%, 06/15/2039	10	10
6.550%, 05/01/2037	268	253
5.875%, 11/15/2040	1,405	1,217
5.500%, 09/01/2041	1,599	1,331
Time Warner Entertainment
8.375%, 07/15/2033	270	301
Toyota Motor Credit
5.100%, 03/21/2031	1,190	1,199
Virgin Media Secured Finance
5.500%, 05/15/2029 (D)	250	231
VOC Escrow
5.000%, 02/15/2028 (D)	380	366
Wynn Macau
5.625%, 08/26/2028 (D)	500	474
Wynn Resorts Finance
7.125%, 02/15/2031 (D)	310	321

		47,308

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Staples — 1.5%
Altria Group
6.200%, 02/14/2059	$76	$78
5.950%, 02/14/2049	960	977
5.800%, 02/14/2039	630	638
4.800%, 02/14/2029	28	28
4.400%, 02/14/2026	514	506
3.875%, 09/16/2046	240	180
3.400%, 02/04/2041	600	440
2.450%, 02/04/2032	770	625
2.350%, 05/06/2025	130	126
Anheuser-Busch
4.900%, 02/01/2046	2,140	2,034
4.700%, 02/01/2036	1,783	1,724
3.650%, 02/01/2026	338	330
Anheuser-Busch InBev Worldwide
5.800%, 01/23/2059	214	230
5.550%, 01/23/2049	570	594
5.450%, 01/23/2039	645	666
5.000%, 06/15/2034	480	483
4.750%, 01/23/2029	120	120
4.375%, 04/15/2038	371	345
4.350%, 06/01/2040	560	507
4.000%, 04/13/2028	160	156
3.500%, 06/01/2030	200	186
Bacardi
5.400%, 06/15/2033 (D)	1,010	1,002
4.450%, 05/15/2025 (D)	1,545	1,523
BAT Capital
5.834%, 02/20/2031	1,475	1,488
5.650%, 03/16/2052	590	532
5.282%, 04/02/2050	1,260	1,082
4.758%, 09/06/2049	81	65
4.540%, 08/15/2047	703	543
4.390%, 08/15/2037	61	51
3.734%, 09/25/2040	10	7
3.557%, 08/15/2027	791	749
3.222%, 08/15/2024	97	96
Bunge Finance
1.630%, 08/17/2025	294	278
Coca-Cola
2.500%, 06/01/2040	20	14
Constellation Brands
5.250%, 11/15/2048	596	569
4.900%, 05/01/2033	284	279
4.800%, 01/15/2029	338	335
4.350%, 05/09/2027	320	313
3.600%, 05/09/2024	230	230
2.250%, 08/01/2031	80	66
Costco Wholesale
3.000%, 05/18/2027	284	272
2.750%, 05/18/2024	183	182

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.600%, 04/20/2030	$450	$379
1.375%, 06/20/2027	780	706
General Mills
5.500%, 10/17/2028	660	674
Haleon US Capital
3.625%, 03/24/2032	490	442
3.375%, 03/24/2027	410	392
3.375%, 03/24/2029	290	270
Imperial Brands Finance
3.500%, 07/26/2026 (D)	635	606
3.125%, 07/26/2024 (D)	2,250	2,230
JBS USA LUX
7.250%, 11/15/2053 (D)	1,057	1,136
6.750%, 03/15/2034 (D)	1,560	1,639
6.500%, 12/01/2052	1,915	1,892
3.000%, 02/02/2029	1,205	1,067
3.000%, 05/15/2032	1,520	1,240
Kenvue
5.050%, 03/22/2028	571	577
4.900%, 03/22/2033	560	560
Keurig Dr Pepper
5.300%, 03/15/2034	1,786	1,792
4.500%, 04/15/2052	539	462
Kraft Heinz Foods
5.200%, 07/15/2045	360	341
Mars
3.200%, 04/01/2030 (D)	210	191
2.375%, 07/16/2040 (D)	300	209
Mondelez International
1.500%, 05/04/2025	660	633
Nestle Capital
5.100%, 03/12/2054 (D)	441	439
4.875%, 03/12/2034 (D)	441	441
PepsiCo
3.900%, 07/18/2032	696	660
2.625%, 03/19/2027	50	47
1.625%, 05/01/2030	440	369
Philip Morris International
5.750%, 11/17/2032	145	150
5.625%, 09/07/2033	243	249
5.500%, 09/07/2030	402	410
5.375%, 02/15/2033	1,276	1,286
5.250%, 09/07/2028	616	623
5.250%, 02/13/2034	180	178
5.125%, 02/15/2030	1,635	1,635
5.125%, 02/13/2031	500	497
5.000%, 11/17/2025	606	604
4.875%, 02/15/2028	1,090	1,087
4.875%, 02/13/2029	857	852
4.500%, 03/20/2042	130	114
2.100%, 05/01/2030	290	246

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pilgrim's Pride
6.250%, 07/01/2033	$780	$797
3.500%, 03/01/2032	350	297
Procter & Gamble
3.000%, 03/25/2030	240	221
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (D)	830	824
Reynolds American
8.125%, 05/01/2040	570	658
7.250%, 06/15/2037	390	421
5.850%, 08/15/2045	3,140	2,912
Tyson Foods
5.700%, 03/15/2034	713	723
5.400%, 03/15/2029	469	473
Walmart
3.300%, 04/22/2024	60	60
1.800%, 09/22/2031	110	91
1.500%, 09/22/2028	230	203

		55,654

Energy — 2.4%
Aker BP
6.000%, 06/13/2033 (D)	950	981
5.600%, 06/13/2028 (D)	736	745
Apache
7.750%, 12/15/2029	140	152
5.350%, 07/01/2049	230	194
5.100%, 09/01/2040	105	90
4.750%, 04/15/2043	380	300
4.250%, 01/15/2044	890	637
BP Capital Markets America
4.989%, 04/10/2034	709	708
4.893%, 09/11/2033	715	710
4.812%, 02/13/2033	1,986	1,960
4.699%, 04/10/2029	705	703
3.633%, 04/06/2030	320	302
3.410%, 02/11/2026	1,110	1,079
3.119%, 05/04/2026	230	222
3.000%, 02/24/2050	940	641
Cameron LNG
3.302%, 01/15/2035 (D)	660	549
2.902%, 07/15/2031 (D)	140	120
Canadian Natural Resources
6.450%, 06/30/2033	50	53
Cheniere Corpus Christi Holdings
3.700%, 11/15/2029	938	873
Cheniere Energy
4.625%, 10/15/2028	260	252
Cheniere Energy Partners
4.000%, 03/01/2031	100	91
3.250%, 01/31/2032	530	451

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Chevron
1.995%, 05/11/2027	$180	$166
Chevron USA
3.850%, 01/15/2028	200	195
3.250%, 10/15/2029	50	47
Columbia Pipelines Operating
6.544%, 11/15/2053 (D)	190	206
6.036%, 11/15/2033 (D)	940	974
Conoco Funding
7.250%, 10/15/2031	180	206
ConocoPhillips
5.900%, 10/15/2032	10	11
5.900%, 05/15/2038	420	445
4.150%, 11/15/2034	280	258
Continental Resources
5.750%, 01/15/2031 (D)	370	368
4.900%, 06/01/2044	80	66
4.375%, 01/15/2028	520	503
3.800%, 06/01/2024	200	199
2.268%, 11/15/2026 (D)	2,295	2,113
Coterra Energy
4.375%, 03/15/2029	780	751
3.900%, 05/15/2027	970	934
DCP Midstream Operating
6.450%, 11/03/2036 (D)	110	115
Devon Energy
7.875%, 09/30/2031	900	1,032
5.875%, 06/15/2028	40	40
5.850%, 12/15/2025	50	50
5.600%, 07/15/2041	490	473
5.250%, 10/15/2027	46	46
5.000%, 06/15/2045	1,232	1,093
4.750%, 05/15/2042	187	163
4.500%, 01/15/2030	304	293
Diamondback Energy
6.250%, 03/15/2033	1,879	2,003
6.250%, 03/15/2053	587	633
4.250%, 03/15/2052	87	70
3.500%, 12/01/2029	500	463
3.250%, 12/01/2026	30	29
Ecopetrol
5.875%, 05/28/2045	1,276	953
5.375%, 06/26/2026	200	197
4.625%, 11/02/2031	160	133
Enbridge
6.200%, 11/15/2030	429	455
6.000%, 11/15/2028	429	446
Energy Transfer
9.597%, TSFR3M + 4.290%(B)(G)	90	90
7.125%, H15T5Y + 5.306%(B)(G)	580	566
6.750%, H15T5Y + 5.134%(B)(G)	500	491
6.500%, H15T5Y + 5.694%(B)(G)	200	196

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.400%, 12/01/2030	$2,205	$2,328
6.250%, 04/15/2049	130	133
5.950%, 05/15/2054	1,479	1,476
5.550%, 05/15/2034	370	371
5.500%, 06/01/2027	118	119
5.400%, 10/01/2047	1,233	1,138
5.300%, 04/01/2044	640	588
5.300%, 04/15/2047	739	672
5.250%, 04/15/2029	1,165	1,166
5.000%, 05/15/2050	840	737
4.950%, 06/15/2028	180	179
4.000%, 10/01/2027	600	577
3.750%, 05/15/2030	1,250	1,152
Enterprise Products Operating
7.550%, 04/15/2038	40	48
6.650%, 10/15/2034	220	245
5.700%, 02/15/2042	40	41
5.375%, TSFR3M + 2.832%, 02/15/2078 (B)	150	140
4.850%, 01/31/2034	870	857
4.850%, 03/15/2044	430	402
4.150%, 10/16/2028	1,605	1,561
3.950%, 01/31/2060	220	171
3.700%, 01/31/2051	270	209
3.125%, 07/31/2029	170	157
2.800%, 01/31/2030	540	484
EOG Resources
4.950%, 04/15/2050	400	381
4.375%, 04/15/2030	120	117
4.150%, 01/15/2026	340	335
3.900%, 04/01/2035	390	355
EQM Midstream Partners
5.500%, 07/15/2028	480	473
EQT
6.125%, 02/01/2025	17	17
5.000%, 01/15/2029	150	147
3.900%, 10/01/2027	1,020	970
3.625%, 05/15/2031 (D)	320	282
3.125%, 05/15/2026 (D)	10	9
Exxon Mobil
4.327%, 03/19/2050	60	53
4.114%, 03/01/2046	533	460
3.482%, 03/19/2030	460	434
3.452%, 04/15/2051	200	151
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (D)	239	191
2.625%, 03/31/2036 (D)	458	372
2.160%, 03/31/2034 (D)	583	502
1.750%, 09/30/2027 (D)	502	471
Halliburton
5.000%, 11/15/2045	80	75
4.850%, 11/15/2035	60	58

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hess
6.000%, 01/15/2040	$1,125	$1,187
5.800%, 04/01/2047	770	792
HF Sinclair
5.875%, 04/01/2026	620	624
KazMunayGas National JSC
5.750%, 04/19/2047 (D)	340	295
Kinder Morgan
5.200%, 03/01/2048	205	185
5.050%, 02/15/2046	170	151
4.300%, 06/01/2025	360	355
4.300%, 03/01/2028	150	146
Kinder Morgan Energy Partners
5.500%, 03/01/2044	415	395
5.400%, 09/01/2044	20	18
MEG Energy
5.875%, 02/01/2029 (D)	80	79
MPLX
5.650%, 03/01/2053	153	150
5.500%, 02/15/2049	280	266
5.000%, 03/01/2033	859	834
4.950%, 03/14/2052	1,890	1,660
4.875%, 12/01/2024	320	318
4.800%, 02/15/2029	330	326
4.700%, 04/15/2048	430	367
4.500%, 04/15/2038	520	462
Northwest Pipeline
4.000%, 04/01/2027	219	213
Occidental Petroleum
7.875%, 09/15/2031	610	691
7.500%, 05/01/2031	870	968
6.950%, 07/01/2024	136	136
6.600%, 03/15/2046	360	388
6.450%, 09/15/2036	280	299
5.550%, 03/15/2026	110	110
4.625%, 06/15/2045	280	227
4.400%, 04/15/2046	120	98
4.200%, 03/15/2048	170	131
4.100%, 02/15/2047 (F)	600	450
3.400%, 04/15/2026	270	260
3.000%, 02/15/2027	300	281
ONEOK
6.625%, 09/01/2053	1,539	1,696
6.050%, 09/01/2033	500	521
5.800%, 11/01/2030	290	299
5.550%, 11/01/2026	180	182
Parsley Energy
4.125%, 02/15/2028 (D)	60	57
Pertamina Persero
6.000%, 05/03/2042 (D)	300	303
Petrobras Global Finance BV
6.850%, 06/05/2115	790	733

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.299%, 01/27/2025	$1,278	$1,264
Petroleos Mexicanos
6.625%, 06/15/2035	245	186
6.350%, 02/12/2048	155	99
2.460%, 12/15/2025	369	350
2.378%, 04/15/2025	152	149
Petroleos Mexicanos MTN
6.875%, 08/04/2026	120	117
6.750%, 09/21/2047	516	343
Phillips 66
1.300%, 02/15/2026	405	377
Pioneer Natural Resources
2.150%, 01/15/2031	660	555
1.900%, 08/15/2030	240	202
1.125%, 01/15/2026	110	102
Range Resources
4.875%, 05/15/2025	120	119
Reliance Industries
3.625%, 01/12/2052 (D)	870	627
2.875%, 01/12/2032 (D)	320	272
Rockies Express Pipeline
4.950%, 07/15/2029 (D)	1,258	1,176
Sabine Pass Liquefaction
5.750%, 05/15/2024	148	148
5.000%, 03/15/2027	1,650	1,645
Schlumberger Holdings
3.900%, 05/17/2028 (D)	475	458
Shell International Finance BV
4.550%, 08/12/2043	280	260
4.375%, 05/11/2045	350	313
4.125%, 05/11/2035	1,356	1,269
3.250%, 04/06/2050	710	515
2.750%, 04/06/2030	440	396
Southern Natural Gas
8.000%, 03/01/2032	170	195
Southwestern Energy
5.375%, 02/01/2029	20	19
5.375%, 03/15/2030	80	77
4.750%, 02/01/2032	190	175
Targa Resources
4.200%, 02/01/2033	250	228
Targa Resources Partners
5.500%, 03/01/2030	130	129
5.000%, 01/15/2028	100	99
4.875%, 02/01/2031	370	354
4.000%, 01/15/2032	40	36
Tennessee Gas Pipeline
8.375%, 06/15/2032	1,140	1,303
2.900%, 03/01/2030 (D)	1,450	1,270
TransCanada PipeLines
4.625%, 03/01/2034	1,465	1,383

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	$60	$62
Venture Global Calcasieu Pass
3.875%, 11/01/2033 (D)	290	246
Western Midstream Operating
5.500%, 08/15/2048	244	216
5.300%, 03/01/2048	162	142
5.250%, 02/01/2050	210	188
4.650%, 07/01/2026	40	39
4.500%, 03/01/2028	60	58
4.050%, 02/01/2030	1,200	1,120
3.100%, 02/01/2025	390	381
Williams
7.750%, 06/15/2031	841	931
7.500%, 01/15/2031	100	111
5.750%, 06/24/2044	51	51
5.400%, 03/04/2044	84	79
5.150%, 03/15/2034	680	674
3.750%, 06/15/2027	1,044	1,005

		88,255

Financials — 9.6%
ABN AMRO Bank MTN
4.750%, 07/28/2025 (D)	360	354
Agree
4.800%, 10/01/2032	268	254
AIB Group MTN
5.871%, SOFRRATE + 1.910%, 03/28/2035 (B)(D)	755	757
American Express
5.389%, SOFRRATE + 0.970%, 07/28/2027 (B)	4,345	4,360
4.050%, 05/03/2029	530	514
3.375%, 05/03/2024	480	479
American International Group
3.875%, 01/15/2035	210	188
American Tower
3.125%, 01/15/2027	241	228
Aon
6.250%, 09/30/2040	19	21
2.600%, 12/02/2031	2,080	1,750
Aon North America
5.750%, 03/01/2054	284	291
5.450%, 03/01/2034	3,485	3,525
5.150%, 03/01/2029	1,267	1,274
5.125%, 03/01/2027	140	141
Apollo Management Holdings
4.400%, 05/27/2026 (D)	530	518
Arthur J Gallagher
3.050%, 03/09/2052	1,370	873

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Athene Global Funding
6.053%, SOFRINDX + 0.700%, 05/24/2024 (B)(D)	$1,885	$1,886
3.205%, 03/08/2027 (D)	635	593
2.950%, 11/12/2026 (D)	1,350	1,261
1.985%, 08/19/2028 (D)	30	26
1.608%, 06/29/2026 (D)	1,880	1,726
Athene Holding
4.125%, 01/12/2028	605	583
Avolon Holdings Funding
5.750%, 03/01/2029 (D)	1,255	1,249
3.950%, 07/01/2024 (D)	715	711
2.875%, 02/15/2025 (D)	975	948
2.528%, 11/18/2027 (D)	779	693
Banco Bilbao Vizcaya Argentaria
7.883%, H15T1Y + 3.300%, 11/15/2034 (B)	600	656
6.033%, H15T1Y + 1.950%, 03/13/2035 (B)	600	609
Banco Santander
6.938%, 11/07/2033	1,000	1,104
6.607%, 11/07/2028	400	423
6.527%, H15T1Y + 1.650%, 11/07/2027 (B)	400	410
5.538%, H15T1Y + 1.450%, 03/14/2030 (B)	1,000	1,000
4.175%, H15T1Y + 2.000%, 03/24/2028 (B)	200	193
2.746%, 05/28/2025	1,200	1,160
1.722%, H15T1Y + 0.900%, 09/14/2027 (B)	390	356
Bank of America
5.933%, SOFRRATE + 1.340%, 09/15/2027 (B)	1,562	1,583
5.872%, SOFRRATE + 1.840%, 09/15/2034 (B)	1,093	1,134
5.819%, SOFRRATE + 1.570%, 09/15/2029 (B)	2,186	2,241
5.468%, SOFRRATE + 1.650%, 01/23/2035 (B)	1,323	1,332
5.288%, SOFRRATE + 1.910%, 04/25/2034 (B)	1,946	1,940
4.571%, SOFRRATE + 1.830%, 04/27/2033 (B)	2,605	2,474
3.419%, TSFR3M + 1.302%, 12/20/2028 (B)	3,222	3,023
2.592%, SOFRRATE + 2.150%, 04/29/2031 (B)	530	457
2.572%, SOFRRATE + 1.210%, 10/20/2032 (B)	1,010	838
2.299%, SOFRRATE + 1.220%, 07/21/2032 (B)	415	339

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.734%, SOFRRATE + 0.960%, 07/22/2027 (B)	$5,250	$4,840
1.658%, SOFRRATE + 0.910%, 03/11/2027 (B)	3,685	3,433
Bank of America MTN
5.000%, 01/21/2044	830	803
4.450%, 03/03/2026	432	425
4.376%, SOFRRATE + 1.580%, 04/27/2028 (B)	1,140	1,113
4.330%, TSFR3M + 1.782%, 03/15/2050 (B)	260	224
4.250%, 10/22/2026	80	78
4.244%, TSFR3M + 2.076%, 04/24/2038 (B)	179	161
4.200%, 08/26/2024	1,530	1,521
4.083%, TSFR3M + 3.412%, 03/20/2051 (B)	1,630	1,337
4.000%, 04/01/2024	1,309	1,309
4.000%, 01/22/2025	1,070	1,056
3.974%, TSFR3M + 1.472%, 02/07/2030 (B)	1,900	1,801
3.970%, TSFR3M + 1.332%, 03/05/2029 (B)	625	597
3.824%, TSFR3M + 1.837%, 01/20/2028 (B)	631	608
3.593%, TSFR3M + 1.632%, 07/21/2028 (B)	1,364	1,296
3.500%, 04/19/2026	780	756
3.093%, TSFR3M + 1.352%, 10/01/2025 (B)	1,925	1,900
2.972%, SOFRRATE + 1.330%, 02/04/2033 (B)	690	587
2.884%, TSFR3M + 1.452%, 10/22/2030 (B)	265	235
2.496%, TSFR3M + 1.252%, 02/13/2031 (B)	695	599
2.087%, SOFRRATE + 1.060%, 06/14/2029 (B)	5,495	4,856
1.922%, SOFRRATE + 1.370%, 10/24/2031 (B)	500	407
1.197%, SOFRRATE + 1.010%, 10/24/2026 (B)	720	674
Bank of Montreal MTN
1.850%, 05/01/2025	880	847
Bank of New York Mellon
4.543%, SOFRRATE + 1.169%, 02/01/2029 (B)	1,085	1,068
3.400%, 05/15/2024	530	529
Bank of New York Mellon MTN
3.250%, 09/11/2024	100	99
1.600%, 04/24/2025	260	250
Bank of Nova Scotia
4.900%, H15T5Y + 4.551%(B)(G)	510	502

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.588%, H15T5Y + 2.050%, 05/04/2037 (B)	$390	$353
1.300%, 06/11/2025	480	458
Barclays
6.692%, SOFRRATE + 2.620%, 09/13/2034 (B)	757	807
5.690%, SOFRRATE + 1.740%, 03/12/2030 (B)	855	859
5.674%, SOFRRATE + 1.490%, 03/12/2028 (B)	855	858
5.088%, US0003M + 3.054%, 06/20/2030 (B)	1,630	1,570
4.375%, 01/12/2026	2,270	2,227
Barclays MTN
4.972%, US0003M + 1.902%, 05/16/2029 (B)	310	304
Berkshire Hathaway Finance
4.250%, 01/15/2049	870	778
BlackRock Funding
5.250%, 03/14/2054	283	284
5.000%, 03/14/2034	411	413
4.700%, 03/14/2029	142	142
BNP Paribas
5.894%, SOFRRATE + 1.866%, 12/05/2034 (B)(D)	1,770	1,851
5.497%, SOFRRATE + 1.590%, 05/20/2030 (B)(D)	1,095	1,098
5.176%, SOFRRATE + 1.520%, 01/09/2030 (B)(D)	845	845
5.125%, H15T1Y + 1.450%, 01/13/2029 (B)(D)	1,670	1,667
4.625%, 03/13/2027 (D)	200	195
4.400%, 08/14/2028 (D)	1,087	1,053
3.375%, 01/09/2025 (D)	290	285
2.219%, SOFRRATE + 2.074%, 06/09/2026 (B)(D)	600	577
BNP Paribas MTN
4.375%, USSW5 + 1.483%, 03/01/2033 (B)(D)	400	379
3.052%, SOFRRATE + 1.507%, 01/13/2031 (B)(D)	200	176
BPCE
5.150%, 07/21/2024 (D)	410	408
BPCE MTN
5.975%, SOFRRATE + 2.100%, 01/18/2027 (B)(D)	1,560	1,564
Brighthouse Financial Global Funding MTN
1.000%, 04/12/2024 (D)	1,505	1,503
Canadian Imperial Bank of Commerce
6.092%, 10/03/2033	1,840	1,936
Cantor Fitzgerald
4.500%, 04/14/2027 (D)	795	757

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/2031 (B)	$714	$789
CBRE Services
5.500%, 04/01/2029	284	286
Charles Schwab
6.196%, SOFRRATE + 1.878%, 11/17/2029 (B)	720	748
6.136%, SOFRRATE + 2.010%, 08/24/2034 (B)	200	209
5.875%, 08/24/2026	1,020	1,037
5.643%, SOFRRATE + 2.210%, 05/19/2029 (B)	1,330	1,350
Chubb INA Holdings
3.350%, 05/03/2026	200	193
3.150%, 03/15/2025	74	73
Chubb INA Holdings MTN
5.000%, 03/15/2034	685	687
CI Financial
4.100%, 06/15/2051	1,020	637
3.200%, 12/17/2030	1,255	1,028
Citadel
4.875%, 01/15/2027 (D)	660	643
Citibank
5.803%, 09/29/2028	1,465	1,516
5.488%, 12/04/2026	1,195	1,208
Citigroup
8.125%, 07/15/2039	1,064	1,361
6.675%, 09/13/2043	70	78
6.625%, 06/15/2032	100	107
6.300%, TSFR3M + 3.685%(B)(G)	300	299
6.174%, SOFRRATE + 2.661%, 05/25/2034 (B)	1,090	1,107
5.950%, TSFR3M + 4.167%(B)(G)	590	589
5.827%, SOFRRATE + 2.056%, 02/13/2035 (B)	312	309
5.610%, SOFRRATE + 1.546%, 09/29/2026 (B)	1,765	1,768
5.500%, 09/13/2025	690	690
5.300%, 05/06/2044	225	219
5.174%, SOFRRATE + 1.364%, 02/13/2030 (B)	1,685	1,677
4.910%, SOFRRATE + 2.086%, 05/24/2033 (B)	370	357
4.750%, 05/18/2046	100	89
4.658%, SOFRRATE + 1.887%, 05/24/2028 (B)	340	335
4.650%, 07/30/2045	903	815
4.450%, 09/29/2027	1,005	978
4.412%, SOFRRATE + 3.914%, 03/31/2031 (B)	640	610
4.400%, 06/10/2025	1,080	1,065
4.300%, 11/20/2026	240	234

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.125%, 07/25/2028	$210	$201
4.075%, TSFR3M + 1.454%, 04/23/2029 (B)	81	78
3.980%, TSFR3M + 1.600%, 03/20/2030 (B)	1,860	1,753
3.878%, TSFR3M + 1.430%, 01/24/2039 (B)	59	50
3.785%, SOFRRATE + 1.939%, 03/17/2033 (B)	970	866
3.300%, 04/27/2025	120	117
3.106%, SOFRRATE + 2.842%, 04/08/2026 (B)	350	341
3.057%, SOFRRATE + 1.351%, 01/25/2033 (B)	355	302
2.976%, SOFRRATE + 1.422%, 11/05/2030 (B)	715	635
2.666%, SOFRRATE + 1.146%, 01/29/2031 (B)	570	494
2.572%, SOFRRATE + 2.107%, 06/03/2031 (B)	1,575	1,346
2.561%, SOFRRATE + 1.167%, 05/01/2032 (B)	2,195	1,831
2.520%, SOFRRATE + 1.177%, 11/03/2032 (B)	360	295
1.462%, SOFRRATE + 0.770%, 06/09/2027 (B)	105	96
Citizens Financial Group
5.841%, SOFRRATE + 2.010%, 01/23/2030 (B)	701	700
Constellation Insurance
6.800%, 01/24/2030 (D)	625	611
Cooperatieve Rabobank UA
4.375%, 08/04/2025	1,780	1,749
3.758%, H15T1Y + 1.420%, 04/06/2033 (B)(D)	1,790	1,597
3.649%, H15T1Y + 1.220%, 04/06/2028 (B)(D)	420	400
Credit Agricole MTN
4.000%, USSW5 + 1.644%, 01/10/2033 (B)(D)	250	233
1.907%, SOFRRATE + 1.676%, 06/16/2026 (B)(D)	400	383
Credit Suisse NY
7.950%, 01/09/2025	1,220	1,240
7.500%, 02/15/2028	1,240	1,337
2.950%, 04/09/2025	520	507
Credit Suisse NY MTN
3.700%, 02/21/2025	1,320	1,297
Danske Bank
6.466%, H15T1Y + 2.100%, 01/09/2026 (B)(D)	1,115	1,119
5.705%, H15T1Y + 1.400%, 03/01/2030 (B)(D)	726	731

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.244%, US0003M + 1.591%, 12/20/2025 (B)(D)	$220	$215
Danske Bank MTN
6.259%, H15T1Y + 1.180%, 09/22/2026 (B)(D)	250	252
4.375%, 06/12/2028 (D)	200	193
Deutsche Bank NY
6.819%, SOFRRATE + 2.510%, 11/20/2029 (B)	730	763
3.742%, SOFRRATE + 2.257%, 01/07/2033 (B)	1,178	973
DOC DR
2.625%, 11/01/2031	700	577
F&G Global Funding
1.750%, 06/30/2026 (D)	810	734
Farmers Exchange Capital
7.200%, 07/15/2048 (D)	1,021	975
7.050%, 07/15/2028 (D)	1,000	1,009
Farmers Exchange Capital II
6.151%, US0003M + 3.744%, 11/01/2053 (B)(D)	1,650	1,466
Goldman Sachs Bank USA NY
5.283%, SOFRRATE + 0.777%, 03/18/2027 (B)	1,561	1,560
Goldman Sachs Capital II
6.370%, TSFR3M + 1.029%(B)(G)	10	8
Goldman Sachs Group
6.750%, 10/01/2037	30	33
6.250%, 02/01/2041	1,050	1,143
5.835%, SOFRRATE + 0.486%, 10/21/2024 (B)	1,370	1,371
5.150%, 05/22/2045	820	793
4.750%, 10/21/2045	370	341
4.250%, 10/21/2025	850	834
4.223%, TSFR3M + 1.563%, 05/01/2029 (B)	1,300	1,251
3.814%, TSFR3M + 1.420%, 04/23/2029 (B)	350	332
3.750%, 02/25/2026	345	337
3.691%, TSFR3M + 1.772%, 06/05/2028 (B)	380	363
3.615%, SOFRRATE + 1.846%, 03/15/2028 (B)	170	163
3.500%, 04/01/2025	540	530
3.500%, 11/16/2026	900	863
3.272%, TSFR3M + 1.463%, 09/29/2025 (B)	1,130	1,116
3.210%, SOFRRATE + 1.513%, 04/22/2042 (B)	120	90
2.908%, SOFRRATE + 1.472%, 07/21/2042 (B)	260	187
2.650%, SOFRRATE + 1.264%, 10/21/2032 (B)	1,305	1,086

SEI Institutional Managed Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.383%, SOFRRATE + 1.248%, 07/21/2032 (B)		$2,650	$2,174
1.542%, SOFRRATE + 0.818%, 09/10/2027 (B)		5,645	5,158
1.431%, SOFRRATE + 0.798%, 03/09/2027 (B)		1,150	1,065
Goldman Sachs Group MTN
3.850%, 07/08/2024		330	328
Guardian Life Global Funding
1.100%, 06/23/2025 (D)		190	181
Healthcare Realty Holdings
3.875%, 05/01/2025		15	15
2.400%, 03/15/2030		170	139
HSBC Bank USA
7.000%, 01/15/2039		275	318
HSBC Holdings
7.399%, SOFRRATE + 3.020%, 11/13/2034 (B)		1,115	1,220
5.887%, SOFRRATE + 1.570%, 08/14/2027 (B)		685	691
4.762%, SOFRRATE + 2.530%, 03/29/2033 (B)		420	390
4.755%, SOFRRATE + 2.110%, 06/09/2028 (B)		220	216
4.583%, TSFR3M + 1.796%, 06/19/2029 (B)		260	252
4.375%, 11/23/2026		345	337
4.300%, 03/08/2026		1,710	1,679
4.250%, 08/18/2025		560	549
3.973%, TSFR3M + 1.872%, 05/22/2030 (B)		860	804
2.804%, SOFRRATE + 1.187%, 05/24/2032 (B)		365	306
2.357%, SOFRRATE + 1.947%, 08/18/2031 (B)		370	308
2.099%, SOFRRATE + 1.929%, 06/04/2026 (B)		2,640	2,532
2.013%, SOFRRATE + 1.732%, 09/22/2028 (B)		555	496
1.645%, SOFRRATE + 1.538%, 04/18/2026 (B)		330	316
1.589%, SOFRRATE + 1.290%, 05/24/2027 (B)		815	750
HSBC USA
5.294%, 03/04/2027		2,145	2,157
ILFC E-Capital Trust II
7.395%, TSFR3M + 2.062%, 12/21/2065 (B)(D)		400	319
ING Groep
5.335%, SOFRRATE + 1.440%, 03/19/2030 (B)		722	720
Inter-American Development Bank MTN
7.350%, 10/06/2030	INR	478,000	5,834

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Intercontinental Exchange
4.600%, 03/15/2033	$710	$687
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (D)	2,320	2,312
Invitation Homes Operating Partnership
2.000%, 08/15/2031	1,544	1,227
Jackson Financial
3.125%, 11/23/2031	1,405	1,170
JPMorgan Chase
8.750%, 09/01/2030	970	1,158
6.118%, TSFR3M + 0.812%, 02/01/2027 (B)	1,590	1,529
5.299%, SOFRRATE + 1.450%, 07/24/2029 (B)	1,910	1,924
4.950%, 06/01/2045	70	67
4.452%, TSFR3M + 1.592%, 12/05/2029 (B)	300	292
4.260%, TSFR3M + 1.842%, 02/22/2048 (B)	84	73
4.250%, 10/01/2027	720	704
4.203%, TSFR3M + 1.522%, 07/23/2029 (B)	800	771
3.882%, TSFR3M + 1.622%, 07/24/2038 (B)	325	281
3.875%, 09/10/2024	1,140	1,131
3.625%, 05/13/2024	230	229
3.625%, 12/01/2027	230	219
3.109%, SOFRRATE + 2.440%, 04/22/2051 (B)	130	90
2.956%, TSFR3M + 2.515%, 05/13/2031 (B)	300	262
2.950%, 10/01/2026	377	359
2.947%, SOFRRATE + 1.170%, 02/24/2028 (B)	650	611
2.739%, TSFR3M + 1.510%, 10/15/2030 (B)	855	757
2.580%, TSFR3M + 1.250%, 04/22/2032 (B)	40	34
2.545%, SOFRRATE + 1.180%, 11/08/2032 (B)	1,380	1,148
2.522%, SOFRRATE + 2.040%, 04/22/2031 (B)	450	389
2.301%, SOFRRATE + 1.160%, 10/15/2025 (B)	1,190	1,169
2.182%, SOFRRATE + 1.890%, 06/01/2028 (B)	410	375
2.083%, SOFRRATE + 1.850%, 04/22/2026 (B)	830	800
2.069%, SOFRRATE + 1.015%, 06/01/2029 (B)	1,285	1,140
2.005%, TSFR3M + 1.585%, 03/13/2026 (B)	660	638

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.953%, SOFRRATE + 1.065%, 02/04/2032 (B)	$1,430	$1,165
1.578%, SOFRRATE + 0.885%, 04/22/2027 (B)	4,085	3,787
1.561%, SOFRRATE + 0.605%, 12/10/2025 (B)	2,070	2,013
1.045%, SOFRRATE + 0.800%, 11/19/2026 (B)	925	862
0.969%, TSFR3M + 0.580%, 06/23/2025 (B)	3,475	3,435
KeyCorp
6.401%, SOFRINDX + 2.420%, 03/06/2035 (B)	710	725
KKR Group Finance II
5.500%, 02/01/2043 (D)(F)	80	78
Lloyds Banking Group
5.679%, H15T1Y + 1.750%, 01/05/2035 (B)	845	850
5.462%, H15T1Y + 1.375%, 01/05/2028 (B)	1,693	1,693
4.375%, 03/22/2028	390	379
4.344%, 01/09/2048	200	159
3.870%, H15T1Y + 3.500%, 07/09/2025 (B)	1,190	1,184
M&T Bank
6.082%, SOFRRATE + 2.260%, 03/13/2032 (B)	427	426
Massachusetts Mutual Life Insurance
3.729%, 10/15/2070 (D)	88	60
Mercury General
4.400%, 03/15/2027	935	899
MetLife
6.400%, 12/15/2036	420	430
5.700%, 06/15/2035	15	16
MetLife Capital Trust IV
7.875%, 12/15/2037 (D)	800	858
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (D)	1,955	1,879
Metropolitan Life Global Funding I MTN
5.150%, 03/28/2033 (D)	700	701
5.000%, 01/06/2026 (D)	660	658
3.300%, 03/21/2029 (D)	500	461
Mitsubishi UFJ Financial Group
5.719%, H15T1Y + 1.080%, 02/20/2026 (B)	1,760	1,762
5.063%, H15T1Y + 1.550%, 09/12/2025 (B)	1,620	1,615
4.080%, H15T1Y + 1.300%, 04/19/2028 (B)	400	388
3.837%, H15T1Y + 1.125%, 04/17/2026 (B)	380	373

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley
6.342%, SOFRRATE + 2.560%, 10/18/2033 (B)	$975	$1,043
5.948%, H15T5Y + 2.430%, 01/19/2038 (B)	585	586
5.466%, SOFRRATE + 1.730%, 01/18/2035 (B)	2,160	2,180
5.449%, SOFRRATE + 1.630%, 07/20/2029 (B)	996	1,005
5.173%, SOFRRATE + 1.450%, 01/16/2030 (B)	1,280	1,281
2.484%, SOFRRATE + 1.360%, 09/16/2036 (B)	525	415
1.593%, SOFRRATE + 0.879%, 05/04/2027 (B)	770	712
Morgan Stanley MTN
5.250%, SOFRRATE + 1.870%, 04/21/2034 (B)	2,010	1,994
5.164%, SOFRRATE + 1.590%, 04/20/2029 (B)	283	283
4.431%, TSFR3M + 1.890%, 01/23/2030 (B)	10	10
3.971%, US0003M + 1.455%, 07/22/2038 (B)	119	102
3.772%, TSFR3M + 1.402%, 01/24/2029 (B)	1,985	1,890
3.622%, SOFRRATE + 3.120%, 04/01/2031 (B)	1,920	1,761
2.699%, SOFRRATE + 1.143%, 01/22/2031 (B)	520	454
2.511%, SOFRRATE + 1.200%, 10/20/2032 (B)	1,145	947
2.239%, SOFRRATE + 1.178%, 07/21/2032 (B)	390	319
2.188%, SOFRRATE + 1.990%, 04/28/2026 (B)	1,300	1,254
1.794%, SOFRRATE + 1.034%, 02/13/2032 (B)	915	731
1.512%, SOFRRATE + 0.858%, 07/20/2027 (B)	970	890
1.164%, SOFRRATE + 0.560%, 10/21/2025 (B)	4,860	4,732
Morgan Stanley Bank
4.952%, SOFRRATE + 1.080%, 01/14/2028 (B)	1,428	1,422
Nasdaq
5.550%, 02/15/2034	1,080	1,098
National Securities Clearing
1.500%, 04/23/2025 (D)	330	318
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (B)(D)	1,375	1,283

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nationwide Mutual Insurance
7.881%, US0003M + 2.290%, 12/15/2024 (B)(D)	$3,735	$3,735
NatWest Group
7.472%, H15T1Y + 2.850%, 11/10/2026 (B)	1,085	1,114
4.892%, US0003M + 1.754%, 05/18/2029 (B)	200	196
1.642%, H15T1Y + 0.900%, 06/14/2027 (B)	920	846
New York Life Global Funding
0.950%, 06/24/2025 (D)	340	323
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (D)	1,112	782
PNC Bank
3.875%, 04/10/2025	430	423
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (B)	880	963
6.037%, SOFRINDX + 2.140%, 10/28/2033 (B)	550	569
5.812%, SOFRRATE + 1.322%, 06/12/2026 (B)	250	251
5.676%, SOFRRATE + 1.902%, 01/22/2035 (B)	200	202
5.582%, SOFRRATE + 1.841%, 06/12/2029 (B)	2,205	2,232
5.068%, SOFRRATE + 1.933%, 01/24/2034 (B)	645	625
Principal Life Global Funding II
2.250%, 11/21/2024 (D)	1,465	1,435
1.250%, 06/23/2025 (D)	160	152
Prudential Financial MTN
5.625%, 05/12/2041	10	10
Royal Bank of Canada MTN
5.150%, 02/01/2034	390	390
1.150%, 06/10/2025	460	439
Santander Holdings USA
7.660%, SOFRRATE + 3.280%, 11/09/2031 (B)	714	776
4.500%, 07/17/2025	80	79
Santander UK Group Holdings
2.469%, SOFRRATE + 1.220%, 01/11/2028 (B)	510	469
1.673%, SOFRRATE + 0.989%, 06/14/2027 (B)	1,055	965
1.532%, H15T1Y + 1.250%, 08/21/2026 (B)	235	221
Scentre Group Trust 1
3.625%, 01/28/2026 (D)	635	616
Societe Generale
7.132%, H15T1Y + 2.950%, 01/19/2055 (B)(D)	308	307

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.066%, H15T1Y + 2.100%, 01/19/2035 (B)(D)	$306	$308
5.634%, H15T1Y + 1.750%, 01/19/2030 (B)(D)	278	277
Societe Generale MTN
7.367%, 01/10/2053 (D)	720	747
2.625%, 01/22/2025 (D)	735	716
State Street
3.300%, 12/16/2024	70	69
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (D)	124	141
4.900%, 09/15/2044 (D)	240	220
3.300%, 05/15/2050 (D)	2,455	1,720
The Vanguard Group
3.050%, 08/22/2050	670	426
Toronto-Dominion Bank MTN
4.456%, 06/08/2032	510	489
2.800%, 03/10/2027	1,300	1,224
1.150%, 06/12/2025	460	438
Truist Financial MTN
7.161%, SOFRRATE + 2.446%, 10/30/2029 (B)	999	1,065
6.047%, SOFRRATE + 2.050%, 06/08/2027 (B)	470	477
5.711%, SOFRRATE + 1.922%, 01/24/2035 (B)	421	423
5.435%, SOFRRATE + 1.620%, 01/24/2030 (B)	701	700
4.260%, SOFRRATE + 1.456%, 07/28/2026 (B)	1,590	1,564
Trust Fibra Uno
6.390%, 01/15/2050 (D)	344	279
UBS
5.650%, 09/11/2028	649	664
4.500%, 06/26/2048	440	399
UBS Group
9.250%, H15T5Y + 4.745%(B)(D)(G)	1,030	1,116
9.250%, H15T5Y + 4.758%(B)(D)(G)	230	260
9.016%, SOFRRATE + 5.020%, 11/15/2033 (B)(D)	300	364
7.750%, USISSO05 + 4.160%(B)(D)(G)	220	226
6.301%, H15T1Y + 2.000%, 09/22/2034 (B)(D)	457	478
5.699%, H15T1Y + 1.770%, 02/08/2035 (B)(D)	1,376	1,383
4.751%, H15T1Y + 1.750%, 05/12/2028 (B)(D)	360	353
4.488%, H15T1Y + 1.550%, 05/12/2026 (B)(D)	320	315
4.282%, 01/09/2028 (D)	625	603
4.253%, 03/23/2028 (D)	350	338

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.194%, SOFRRATE + 3.730%, 04/01/2031 (B)(D)	$1,200	$1,114
4.125%, 09/24/2025 (D)	200	196
3.750%, 03/26/2025	1,085	1,065
3.091%, SOFRRATE + 1.730%, 05/14/2032 (B)(D)	994	845
2.746%, H15T1Y + 1.100%, 02/11/2033 (B)(D)	210	172
2.593%, SOFRRATE + 1.560%, 09/11/2025 (B)(D)	760	749
2.193%, SOFRRATE + 2.044%, 06/05/2026 (B)(D)	1,070	1,026
US Bancorp
5.850%, SOFRRATE + 2.090%, 10/21/2033 (B)	995	1,014
5.836%, SOFRRATE + 2.260%, 06/12/2034 (B)	255	260
5.775%, SOFRRATE + 2.020%, 06/12/2029 (B)	490	499
5.727%, SOFRRATE + 1.430%, 10/21/2026 (B)	185	186
5.678%, SOFRRATE + 1.860%, 01/23/2035 (B)	505	510
5.384%, SOFRRATE + 1.560%, 01/23/2030 (B)	575	577
4.839%, SOFRRATE + 1.600%, 02/01/2034 (B)	930	883
4.653%, SOFRRATE + 1.230%, 02/01/2029 (B)	1,850	1,813
1.450%, 05/12/2025	780	748
US Bancorp MTN
2.215%, SOFRRATE + 0.730%, 01/27/2028 (B)	70	65
WEA Finance
4.750%, 09/17/2044 (D)	230	170
3.750%, 09/17/2024 (D)	990	977
Wells Fargo
7.950%, 11/15/2029	495	552
6.491%, SOFRRATE + 2.060%, 10/23/2034 (B)	1,137	1,220
6.303%, SOFRRATE + 1.790%, 10/23/2029 (B)	428	446
6.076%, TSFR3M + 0.762%, 01/15/2027 (B)	1,200	1,169
5.499%, SOFRRATE + 1.780%, 01/23/2035 (B)	871	873
5.389%, SOFRRATE + 2.020%, 04/24/2034 (B)	450	447
5.375%, 11/02/2043	340	328
3.000%, 10/23/2026	1,030	975
2.188%, SOFRRATE + 2.000%, 04/30/2026 (B)	1,765	1,700

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wells Fargo MTN
5.574%, SOFRRATE + 1.740%, 07/25/2029 (B)	$785	$794
5.557%, SOFRRATE + 1.990%, 07/25/2034 (B)	620	622
5.198%, SOFRRATE + 1.500%, 01/23/2030 (B)	1,123	1,121
5.013%, TSFR3M + 4.502%, 04/04/2051 (B)	3,550	3,333
4.900%, 11/17/2045	839	755
4.897%, SOFRRATE + 2.100%, 07/25/2033 (B)	2,787	2,686
4.750%, 12/07/2046	650	570
4.650%, 11/04/2044	241	210
4.478%, TSFR3M + 4.032%, 04/04/2031 (B)	1,880	1,800
4.400%, 06/14/2046	1,270	1,057
4.150%, 01/24/2029	1,010	973
3.526%, SOFRRATE + 1.510%, 03/24/2028 (B)	2,075	1,975
3.350%, SOFRRATE + 1.500%, 03/02/2033 (B)	3,580	3,106
3.196%, TSFR3M + 1.432%, 06/17/2027 (B)	2,455	2,344
2.879%, TSFR3M + 1.432%, 10/30/2030 (B)	20	18
2.406%, TSFR3M + 1.087%, 10/30/2025 (B)	1,005	986
2.393%, SOFRRATE + 2.100%, 06/02/2028 (B)	75	69
2.164%, TSFR3M + 1.012%, 02/11/2026 (B)	1,165	1,130

		351,087

Health Care — 2.6%
Abbott Laboratories
4.750%, 11/30/2036	260	258
AbbVie
5.500%, 03/15/2064	225	231
5.400%, 03/15/2054	732	754
5.050%, 03/15/2034	1,081	1,094
4.950%, 03/15/2031	687	692
4.875%, 11/14/2048	70	67
4.800%, 03/15/2027	711	712
4.800%, 03/15/2029	1,311	1,313
4.625%, 10/01/2042	38	36
4.550%, 03/15/2035	714	690
4.500%, 05/14/2035	1,418	1,363
4.250%, 11/21/2049	1,582	1,370
4.050%, 11/21/2039	303	270
3.800%, 03/15/2025	460	453
3.600%, 05/14/2025	210	206
3.200%, 11/21/2029	2,392	2,204

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.950%, 11/21/2026	$380	$362
2.600%, 11/21/2024	1,820	1,787
Aetna
3.875%, 08/15/2047	90	69
Alcon Finance
3.000%, 09/23/2029 (D)	1,975	1,782
Amgen
6.375%, 06/01/2037	910	987
5.650%, 03/02/2053	2,317	2,361
5.150%, 11/15/2041	332	321
4.663%, 06/15/2051	269	238
4.400%, 05/01/2045	375	326
3.625%, 05/22/2024	130	130
3.150%, 02/21/2040	190	146
2.770%, 09/01/2053	263	163
2.000%, 01/15/2032	1,515	1,226
Bausch Health
7.250%, 05/30/2029 (D)	170	73
6.250%, 02/15/2029 (D)	500	214
5.500%, 11/01/2025 (D)	20	19
Bayer US Finance
6.875%, 11/21/2053 (D)	500	513
3.375%, 10/08/2024 (D)	800	789
Bayer US Finance II
4.875%, 06/25/2048 (D)	1,795	1,442
4.625%, 06/25/2038 (D)	420	351
4.375%, 12/15/2028 (D)	4,193	3,947
Becton Dickinson
4.685%, 12/15/2044	264	239
3.734%, 12/15/2024	287	283
3.700%, 06/06/2027	121	116
3.363%, 06/06/2024	758	755
Bristol-Myers Squibb
5.750%, 02/01/2031	1,105	1,160
5.650%, 02/22/2064	537	552
5.550%, 02/22/2054	443	456
5.200%, 02/22/2034	810	822
5.100%, 02/22/2031	290	293
4.550%, 02/20/2048	129	115
4.350%, 11/15/2047	51	44
3.400%, 07/26/2029	124	117
2.900%, 07/26/2024	785	778
Centene
4.625%, 12/15/2029	390	370
4.250%, 12/15/2027	260	248
3.375%, 02/15/2030	230	203
3.000%, 10/15/2030	1,938	1,662
2.625%, 08/01/2031	40	33
Cigna Group
4.900%, 12/15/2048	830	756
4.800%, 08/15/2038	500	470
4.375%, 10/15/2028	810	790

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.400%, 03/01/2027	$380	$364
3.400%, 03/15/2051	588	420
CommonSpirit Health
4.350%, 11/01/2042	110	96
3.347%, 10/01/2029	264	242
2.782%, 10/01/2030	1,135	985
CVS Health
5.875%, 06/01/2053	200	203
5.125%, 02/21/2030	1,550	1,555
5.125%, 07/20/2045	670	617
5.050%, 03/25/2048	1,102	1,001
5.000%, 02/20/2026	1,295	1,291
4.780%, 03/25/2038	565	522
4.300%, 03/25/2028	809	790
4.250%, 04/01/2050	30	24
4.125%, 04/01/2040	160	135
3.875%, 07/20/2025	515	505
3.750%, 04/01/2030	540	503
3.625%, 04/01/2027	360	346
2.700%, 08/21/2040	500	347
2.125%, 09/15/2031	370	302
1.875%, 02/28/2031	110	90
CVS Pass-Through Trust
5.926%, 01/10/2034 (D)	59	58
DH Europe Finance II Sarl
2.200%, 11/15/2024	702	688
Elevance Health
4.625%, 05/15/2042	41	37
4.550%, 05/15/2052	250	219
4.100%, 05/15/2032	270	253
3.650%, 12/01/2027	220	211
3.500%, 08/15/2024	90	89
3.350%, 12/01/2024	745	734
Eli Lilly
5.100%, 02/09/2064	895	891
5.000%, 02/09/2054	505	502
4.700%, 02/09/2034	1,591	1,582
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (D)	1,345	1,217
Gilead Sciences
5.650%, 12/01/2041	35	36
4.750%, 03/01/2046	380	349
4.500%, 02/01/2045	10	9
3.700%, 04/01/2024	410	410
3.650%, 03/01/2026	460	448
HCA
6.000%, 04/01/2054	1,315	1,335
5.900%, 06/01/2053	944	949
5.875%, 02/01/2029	410	419
5.625%, 09/01/2028	60	61
5.500%, 06/15/2047	60	57
5.375%, 02/01/2025	160	159

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.375%, 09/01/2026	$155	$155
5.250%, 04/15/2025	820	817
5.250%, 06/15/2026	650	648
5.250%, 06/15/2049	1,285	1,173
4.625%, 03/15/2052	273	228
4.500%, 02/15/2027	20	20
3.625%, 03/15/2032	74	65
3.500%, 09/01/2030	1,630	1,474
3.500%, 07/15/2051	672	464
2.375%, 07/15/2031	751	618
Humana
5.375%, 04/15/2031	711	711
4.950%, 10/01/2044	60	55
4.800%, 03/15/2047	30	26
4.625%, 12/01/2042	170	149
4.500%, 04/01/2025	80	79
3.950%, 03/15/2027	70	68
3.700%, 03/23/2029	3,205	3,016
2.150%, 02/03/2032	130	104
Johnson & Johnson
3.625%, 03/03/2037	260	231
3.400%, 01/15/2038	173	148
Medline Borrower
6.250%, 04/01/2029 (D)	310	311
Medtronic
4.625%, 03/15/2045	9	9
Merck
1.450%, 06/24/2030	300	247
New York and Presbyterian Hospital
3.563%, 08/01/2036	730	633
Pfizer
4.000%, 12/15/2036	705	641
2.625%, 04/01/2030	440	392
1.700%, 05/28/2030	420	353
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	571	560
5.300%, 05/19/2053	885	880
4.750%, 05/19/2033	2,770	2,727
Royalty Pharma
1.200%, 09/02/2025	535	504
RWJ Barnabas Health
3.949%, 07/01/2046	1,030	854
Solventum
5.900%, 04/30/2054 (D)	660	659
5.600%, 03/23/2034 (D)	830	833
5.450%, 03/13/2031 (D)	630	628
5.400%, 03/01/2029 (D)	630	631
Teva Pharmaceutical Finance Netherlands III BV
8.125%, 09/15/2031	200	219
7.125%, 01/31/2025	390	392
5.125%, 05/09/2029 (F)	1,780	1,710

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.750%, 05/09/2027	$200	$194
3.150%, 10/01/2026	1,580	1,477
UnitedHealth Group
5.875%, 02/15/2053	1,599	1,730
5.800%, 03/15/2036	280	300
5.500%, 04/15/2064	146	148
5.375%, 04/15/2054	1,222	1,243
5.000%, 04/15/2034	1,190	1,192
4.900%, 04/15/2031	584	584
4.700%, 04/15/2029	438	436
4.625%, 07/15/2035	163	159
4.600%, 04/15/2027	584	581
4.450%, 12/15/2048	90	80
4.250%, 04/15/2047	450	388
4.250%, 06/15/2048	110	95
4.200%, 05/15/2032	290	276
4.000%, 05/15/2029	420	406
3.875%, 12/15/2028	170	164
3.875%, 08/15/2059	360	279
3.700%, 08/15/2049	150	118
3.125%, 05/15/2060	50	33
3.050%, 05/15/2041	134	101
2.300%, 05/15/2031	80	68
2.000%, 05/15/2030	140	119
1.250%, 01/15/2026	170	159
Universal Health Services
1.650%, 09/01/2026	685	624
Wyeth
5.950%, 04/01/2037	470	508

		95,166

Industrials — 2.1%
3M
3.700%, 04/15/2050	630	465
3.050%, 04/15/2030	90	81
2.375%, 08/26/2029	240	211
Adani International Container Terminal Pvt
3.000%, 02/16/2031 (D)	240	204
AerCap Ireland Capital DAC
6.450%, 04/15/2027 (D)	929	954
3.500%, 01/15/2025	232	228
3.300%, 01/30/2032	3,938	3,377
3.000%, 10/29/2028	5,245	4,746
2.450%, 10/29/2026	3,530	3,278
1.650%, 10/29/2024	365	356
Air Lease
5.300%, 02/01/2028	450	450
3.625%, 04/01/2027	221	209
3.625%, 12/01/2027	216	204
3.375%, 07/01/2025	310	302
3.250%, 03/01/2025	1,645	1,608

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Air Lease MTN
3.000%, 02/01/2030	$1,320	$1,167
2.300%, 02/01/2025	355	345
American Airlines
8.500%, 05/15/2029 (D)	350	370
BAE Systems
5.250%, 03/26/2031 (D)	1,185	1,190
Boeing
5.805%, 05/01/2050	2,231	2,111
5.705%, 05/01/2040	360	345
5.150%, 05/01/2030	530	513
4.875%, 05/01/2025	2,075	2,052
3.750%, 02/01/2050	661	460
3.550%, 03/01/2038	196	149
3.250%, 02/01/2035	521	410
3.200%, 03/01/2029	490	438
3.100%, 05/01/2026	160	152
2.800%, 03/01/2027	190	175
2.700%, 02/01/2027	140	129
2.196%, 02/04/2026	1,120	1,048
Builders FirstSource
4.250%, 02/01/2032 (D)	80	72
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	107
5.400%, 06/01/2041	50	51
5.200%, 04/15/2054	298	295
4.450%, 01/15/2053	114	101
4.150%, 12/15/2048	150	127
4.050%, 06/15/2048	124	103
2.875%, 06/15/2052	120	79
Canadian Pacific Railway
6.125%, 09/15/2115	44	46
Carrier Global
6.200%, 03/15/2054	201	221
5.900%, 03/15/2034	571	600
3.577%, 04/05/2050	30	23
Caterpillar Financial Services
4.500%, 01/08/2027	705	700
Caterpillar Financial Services MTN
4.850%, 02/27/2029	853	858
Cintas No. 2
4.000%, 05/01/2032	1,190	1,122
3.700%, 04/01/2027	400	389
Crowley Conro
4.181%, 08/15/2043	385	350
Deere
3.750%, 04/15/2050	190	157
3.100%, 04/15/2030	100	92
Delta Air Lines
7.375%, 01/15/2026	580	598
4.750%, 10/20/2028 (D)	1,382	1,352
4.500%, 10/20/2025 (D)	286	283

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.375%, 04/19/2028	$153	$148
2.900%, 10/28/2024	60	59
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	3,163	2,859
DP World MTN
5.625%, 09/25/2048 (D)	990	941
Eaton
7.625%, 04/01/2024	75	75
4.150%, 11/02/2042	140	123
Emerson Electric
2.800%, 12/21/2051	280	183
General Dynamics
4.250%, 04/01/2040	330	299
4.250%, 04/01/2050	200	174
General Electric MTN
6.049%, TSFR3M + 0.742%, 08/15/2036 (B)	2,400	2,250
GFL Environmental
4.250%, 06/01/2025 (D)	480	472
Honeywell International
5.350%, 03/01/2064	293	297
5.250%, 03/01/2054	293	296
5.000%, 03/01/2035	1,679	1,685
John Deere Capital
4.500%, 01/08/2027	988	981
4.500%, 01/16/2029	988	978
John Deere Capital MTN
5.150%, 09/08/2026	992	997
4.950%, 07/14/2028	887	894
4.150%, 09/15/2027	570	560
L3Harris Technologies
5.054%, 04/27/2045	180	170
4.854%, 04/27/2035	80	76
Lockheed Martin
5.200%, 02/15/2064	563	557
4.800%, 08/15/2034	578	572
4.500%, 05/15/2036	90	85
4.150%, 06/15/2053	1,220	1,029
4.070%, 12/15/2042	91	79
3.900%, 06/15/2032	230	216
Mileage Plus Holdings
6.500%, 06/20/2027 (D)	331	333
Northrop Grumman
5.250%, 05/01/2050	350	343
5.200%, 06/01/2054	72	70
4.900%, 06/01/2034	900	885
4.400%, 05/01/2030	328	319
4.030%, 10/15/2047	192	157
3.250%, 01/15/2028	1,074	1,015
2.930%, 01/15/2025	810	795

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Otis Worldwide
3.112%, 02/15/2040	$315	$242
2.056%, 04/05/2025	220	213
Parker-Hannifin
4.250%, 09/15/2027	760	745
2.700%, 06/14/2024	400	398
Prime Security Services Borrower
5.750%, 04/15/2026 (D)	320	319
Protective Life Global Funding
1.618%, 04/15/2026 (D)	2,170	2,016
Republic Services
3.950%, 05/15/2028	335	324
1.450%, 02/15/2031	1,650	1,314
RTX
6.400%, 03/15/2054	590	667
6.100%, 03/15/2034	737	788
6.000%, 03/15/2031	410	431
RTX Corp
4.625%, 11/16/2048	51	45
4.500%, 06/01/2042	320	285
4.450%, 11/16/2038	63	57
4.150%, 05/15/2045	59	49
4.125%, 11/16/2028	280	271
3.950%, 08/16/2025	190	187
3.150%, 12/15/2024	200	196
3.030%, 03/15/2052	430	285
2.250%, 07/01/2030	420	359
Siemens Financieringsmaatschappij
1.200%, 03/11/2026 (D)	1,120	1,044
Spirit Loyalty Cayman
8.000%, 09/20/2025 (D)	375	285
TransDigm
7.125%, 12/01/2031 (D)	330	340
6.625%, 03/01/2032 (D)	220	222
6.375%, 03/01/2029 (D)	200	201
Union Pacific
3.839%, 03/20/2060	1,030	791
3.750%, 02/05/2070	230	169
3.250%, 02/05/2050	480	350
2.891%, 04/06/2036	1,595	1,301
2.800%, 02/14/2032	369	320
2.375%, 05/20/2031	272	232
United Airlines
4.625%, 04/15/2029 (D)	510	474
4.375%, 04/15/2026 (D)	300	290
United Airlines Class A Pass-Through Trust
5.800%, 01/15/2036	2,100	2,135
United Parcel Service
5.200%, 04/01/2040	240	241
United Rentals North America
6.125%, 03/15/2034 (D)	570	571
4.875%, 01/15/2028	150	146

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.875%, 11/15/2027	$100	$95
3.875%, 02/15/2031	920	824
3.750%, 01/15/2032	300	262
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	386	380
Waste Connections
5.000%, 03/01/2034	440	436
Waste Management
4.875%, 02/15/2034	565	561

		77,286

Information Technology — 1.4%
Apple
4.850%, 05/10/2053	145	144
3.950%, 08/08/2052	401	338
3.200%, 05/13/2025	64	63
2.650%, 05/11/2050	227	151
2.650%, 02/08/2051	175	115
2.375%, 02/08/2041	208	148
Broadcom
4.926%, 05/15/2037 (D)	1,177	1,117
4.150%, 11/15/2030	370	350
3.419%, 04/15/2033 (D)	529	459
3.187%, 11/15/2036 (D)	10	8
3.150%, 11/15/2025	335	324
3.137%, 11/15/2035 (D)	1,040	840
2.450%, 02/15/2031 (D)	447	377
Cisco Systems
5.300%, 02/26/2054	427	438
5.050%, 02/26/2034	2,045	2,073
4.950%, 02/26/2031	569	574
4.850%, 02/26/2029	853	859
4.800%, 02/26/2027	853	855
CommScope
4.750%, 09/01/2029 (D)	140	101
Corning
5.450%, 11/15/2079	370	350
Dell International
6.020%, 06/15/2026	29	29
Global Payments
4.450%, 06/01/2028	1,845	1,784
Intel
5.900%, 02/10/2063	399	423
5.700%, 02/10/2053	570	589
5.625%, 02/10/2043	164	170
5.600%, 02/21/2054	569	580
5.150%, 02/21/2034	1,138	1,141
5.125%, 02/10/2030	320	325
5.000%, 02/21/2031	427	427
4.750%, 03/25/2050	170	154
3.050%, 08/12/2051	270	182

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.800%, 08/12/2041	$246	$178
1.600%, 08/12/2028	540	474
International Business Machines
3.000%, 05/15/2024	1,510	1,505
Intuit
5.500%, 09/15/2053	568	589
5.250%, 09/15/2026	709	716
5.200%, 09/15/2033	567	577
5.125%, 09/15/2028	567	577
KLA
4.700%, 02/01/2034	559	550
3.300%, 03/01/2050	234	172
Kyndryl Holdings
2.050%, 10/15/2026	925	847
Marvell Technology
5.950%, 09/15/2033	426	442
5.750%, 02/15/2029	426	436
Mastercard
3.850%, 03/26/2050	80	66
3.375%, 04/01/2024	80	80
Micron Technology
5.875%, 02/09/2033	408	422
5.375%, 04/15/2028	1,432	1,446
5.300%, 01/15/2031	350	352
Microsoft
3.450%, 08/08/2036	1,030	922
2.921%, 03/17/2052	105	74
Motorola Solutions
5.400%, 04/15/2034	285	284
5.000%, 04/15/2029	199	198
NVIDIA
3.700%, 04/01/2060	310	247
2.850%, 04/01/2030	230	209
NXP BV
2.700%, 05/01/2025	280	272
Open Text
6.900%, 12/01/2027 (D)	304	314
Oracle
6.900%, 11/09/2052	290	334
4.650%, 05/06/2030	330	323
4.000%, 07/15/2046	496	391
3.950%, 03/25/2051	2,316	1,765
3.900%, 05/15/2035	1,615	1,417
3.800%, 11/15/2037	2,255	1,891
3.600%, 04/01/2040	915	721
2.950%, 11/15/2024	315	310
2.950%, 04/01/2030	860	765
2.875%, 03/25/2031	1,040	904
1.650%, 03/25/2026	890	831
PayPal Holdings
2.300%, 06/01/2030	1,685	1,453
1.650%, 06/01/2025	400	384

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Prosus
3.832%, 02/08/2051 (D)	$320	$197
Prosus MTN
4.027%, 08/03/2050 (D)	730	465
3.061%, 07/13/2031 (D)	2,100	1,709
QUALCOMM
6.000%, 05/20/2053	644	720
Roper Technologies
1.000%, 09/15/2025	420	395
Salesforce
3.700%, 04/11/2028	670	650
Sprint
7.125%, 06/15/2024	1,015	1,017
Sprint Capital
8.750%, 03/15/2032	1,435	1,740
Texas Instruments
5.150%, 02/08/2054	285	286
5.000%, 03/14/2053	629	617
4.850%, 02/08/2034	709	713
4.600%, 02/08/2029	567	568
4.150%, 05/15/2048	300	258
1.750%, 05/04/2030	290	245
TSMC Global
1.375%, 09/28/2030 (D)	675	546
Visa
4.300%, 12/14/2045	690	622
3.650%, 09/15/2047	235	190
VMware
1.400%, 08/15/2026	395	361
1.000%, 08/15/2024	889	873
Vontier
1.800%, 04/01/2026	495	459

		51,557

Materials — 0.9%
Air Products and Chemicals
4.850%, 02/08/2034	709	701
Amcor Finance USA
3.625%, 04/28/2026	2,425	2,339
Anglo American Capital
4.750%, 04/10/2027 (D)	720	705
4.750%, 03/16/2052 (D)	443	374
4.000%, 09/11/2027 (D)	200	191
3.625%, 09/11/2024 (D)	710	702
ArcelorMittal
7.000%, 10/15/2039	120	131
Ball
3.125%, 09/15/2031	370	314
Barrick North America Finance
5.750%, 05/01/2043	290	300
5.700%, 05/30/2041	509	521

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Berry Global
5.650%, 01/15/2034 (D)	$450	$447
1.650%, 01/15/2027	2,985	2,710
BHP Billiton Finance USA
5.000%, 09/30/2043	410	395
4.125%, 02/24/2042	40	35
Celanese US Holdings
6.550%, 11/15/2030	2,120	2,230
6.379%, 07/15/2032	280	290
6.050%, 03/15/2025	345	346
Dow Chemical
5.600%, 02/15/2054	425	423
5.250%, 11/15/2041	25	24
5.150%, 02/15/2034	569	567
4.800%, 05/15/2049	360	317
DuPont de Nemours
4.493%, 11/15/2025	830	819
First Quantum Minerals
9.375%, 03/01/2029 (D)	200	207
6.875%, 10/15/2027 (D)	220	211
Freeport-McMoRan
5.450%, 03/15/2043	785	751
4.625%, 08/01/2030	180	173
4.550%, 11/14/2024	40	40
Glencore Finance Canada
6.000%, 11/15/2041 (D)	104	104
5.550%, 10/25/2042 (D)	128	124
Glencore Funding
5.634%, 04/04/2034 (D)	705	707
5.371%, 04/04/2029 (D)	1,128	1,130
4.000%, 03/27/2027 (D)	1,200	1,160
3.875%, 10/27/2027 (D)	220	210
International Flavors & Fragrances
5.000%, 09/26/2048	1,535	1,312
4.375%, 06/01/2047	230	178
3.468%, 12/01/2050 (D)	55	37
3.268%, 11/15/2040 (D)	535	381
2.300%, 11/01/2030 (D)	1,570	1,304
1.832%, 10/15/2027 (D)	130	115
MEGlobal BV MTN
4.250%, 11/03/2026 (D)	680	653
Newmont
5.350%, 03/15/2034 (D)	254	256
OCP
5.125%, 06/23/2051 (D)	360	271
4.500%, 10/22/2025 (D)	400	390
3.750%, 06/23/2031 (D)(F)	410	349
Orbia Advance
2.875%, 05/11/2031 (D)	780	649
1.875%, 05/11/2026 (D)	820	753
Southern Copper
5.250%, 11/08/2042	2,620	2,483

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Suzano Austria GmbH
3.750%, 01/15/2031	$1,600	$1,414
3.125%, 01/15/2032	70	58
Teck Resources
6.250%, 07/15/2041	5	5
6.000%, 08/15/2040	30	30
Vale Overseas
6.875%, 11/21/2036	874	934
6.250%, 08/10/2026	32	33

		31,303

Real Estate — 0.9%
Agree
2.600%, 06/15/2033	122	96
2.000%, 06/15/2028	535	470
American Assets Trust
3.375%, 02/01/2031	1,370	1,117
American Homes 4 Rent
5.500%, 02/01/2034	280	279
4.300%, 04/15/2052	716	561
3.625%, 04/15/2032	1,511	1,329
American Tower
5.900%, 11/15/2033	852	882
5.650%, 03/15/2033	1,143	1,161
5.550%, 07/15/2033	1,280	1,290
5.500%, 03/15/2028	570	575
2.950%, 01/15/2051	143	92
2.700%, 04/15/2031	1,900	1,609
1.875%, 10/15/2030	1,430	1,159
AvalonBay Communities MTN
2.450%, 01/15/2031	505	434
Boston Properties
3.400%, 06/21/2029	720	646
Brandywine Operating Partnership
3.950%, 11/15/2027	17	15
Brixmor Operating Partnership
2.500%, 08/16/2031	471	387
Camden Property Trust
2.800%, 05/15/2030	265	235
Crown Castle
5.800%, 03/01/2034	884	904
5.100%, 05/01/2033	418	408
2.900%, 04/01/2041	285	201
2.100%, 04/01/2031	484	392
DOC DR
3.950%, 01/15/2028	30	29
Equinix
3.900%, 04/15/2032	1,715	1,552
Essex Portfolio
2.550%, 06/15/2031	254	211
Extra Space Storage
3.900%, 04/01/2029	226	213

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.875%, 12/15/2027	$5	$5
2.550%, 06/01/2031	735	610
2.400%, 10/15/2031	525	432
2.200%, 10/15/2030	371	307
GLP Capital
5.375%, 04/15/2026	990	981
5.250%, 06/01/2025	80	80
4.000%, 01/15/2030	318	290
4.000%, 01/15/2031	50	45
3.250%, 01/15/2032	1,461	1,230
Healthcare Realty Holdings
3.625%, 01/15/2028	115	106
3.100%, 02/15/2030	1,645	1,432
2.050%, 03/15/2031	273	211
Hudson Pacific Properties
4.650%, 04/01/2029	470	400
3.950%, 11/01/2027	1,173	1,039
3.250%, 01/15/2030	15	12
Invitation Homes Operating Partnership
5.500%, 08/15/2033	189	188
4.150%, 04/15/2032	630	577
LXP Industrial Trust
6.750%, 11/15/2028	295	307
Realty Income
5.625%, 10/13/2032	213	218
5.125%, 02/15/2034	889	872
4.900%, 07/15/2033	419	405
3.400%, 01/15/2030	286	260
2.850%, 12/15/2032	356	296
2.200%, 06/15/2028	264	236
2.100%, 03/15/2028	272	243
Regency Centers
5.250%, 01/15/2034	281	280
2.950%, 09/15/2029	674	603
Rexford Industrial Realty
2.150%, 09/01/2031	512	410
Sabra Health Care
3.900%, 10/15/2029	715	644
Simon Property Group
2.450%, 09/13/2029	730	641
Store Capital
4.625%, 03/15/2029	314	296
4.500%, 03/15/2028	283	268
2.750%, 11/18/2030	436	350
2.700%, 12/01/2031	171	135
Sun Communities Operating
4.200%, 04/15/2032	632	567
VICI Properties
5.125%, 05/15/2032	931	891
4.950%, 02/15/2030	170	164
4.625%, 06/15/2025 (D)	75	74
4.500%, 01/15/2028 (D)	238	228

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.125%, 08/15/2030 (D)	$39	$36
3.875%, 02/15/2029 (D)	410	377

		32,993

Utilities — 2.2%
AEP Texas
6.650%, 02/15/2033	500	533
AEP Transmission
5.150%, 04/01/2034	2,230	2,222
Alabama Power
3.700%, 12/01/2047	965	747
Alliant Energy Finance
3.600%, 03/01/2032 (D)	300	264
American Electric Power
5.699%, 08/15/2025	875	877
American Transmission Systems
2.650%, 01/15/2032 (D)	1,398	1,157
Baltimore Gas and Electric
5.400%, 06/01/2053	427	425
2.250%, 06/15/2031	382	321
Berkshire Hathaway Energy
2.850%, 05/15/2051	1,060	682
Boston Gas
4.487%, 02/15/2042 (D)	35	29
Brooklyn Union Gas
6.388%, 09/15/2033 (D)	200	207
CenterPoint Energy Houston Electric
5.200%, 10/01/2028	427	434
5.150%, 03/01/2034	2,541	2,560
3.600%, 03/01/2052	282	214
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033 (D)	885	892
Cleco Power
6.000%, 12/01/2040	700	699
Comision Federal de Electricidad
3.875%, 07/26/2033 (D)	270	221
Consolidated Edison of New York
5.900%, 11/15/2053	285	304
5.500%, 03/15/2034	849	877
5.200%, 03/01/2033	153	156
4.450%, 03/15/2044	805	708
3.950%, 04/01/2050	130	106
3.350%, 04/01/2030	180	166
3.200%, 12/01/2051	85	58
Constellation Energy Generation
5.600%, 03/01/2028	935	952
Consumers 2023 Securitization Funding
5.550%, 03/01/2028	810	812
Consumers Energy
4.600%, 05/30/2029	619	612
2.500%, 05/01/2060	232	134

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Dominion Energy
3.071%, 08/15/2024 (C)	$980	$969
DTE Electric
5.200%, 03/01/2034	569	572
3.650%, 03/01/2052	204	154
2.950%, 03/01/2050	445	299
DTE Energy
2.529%, 10/01/2024 (C)	830	816
1.050%, 06/01/2025	1,055	1,002
Duke Energy
3.500%, 06/15/2051	79	55
3.150%, 08/15/2027	280	263
0.900%, 09/15/2025	705	662
Duke Energy Carolinas
5.400%, 01/15/2054	282	281
5.350%, 01/15/2053	822	810
4.950%, 01/15/2033	1,336	1,329
4.250%, 12/15/2041	878	756
4.000%, 09/30/2042	1,000	832
3.550%, 03/15/2052	345	251
2.850%, 03/15/2032	474	406
2.550%, 04/15/2031	169	146
Duke Energy Florida
5.875%, 11/15/2033	140	148
3.200%, 01/15/2027	295	281
2.400%, 12/15/2031	380	319
Duke Energy Indiana
4.200%, 03/15/2042	30	26
2.750%, 04/01/2050	280	177
Duke Energy Ohio
5.250%, 04/01/2033	990	1,001
Duke Energy Progress
5.250%, 03/15/2033	284	287
4.100%, 05/15/2042	425	359
2.500%, 08/15/2050	385	231
Entergy Arkansas
5.150%, 01/15/2033	572	574
2.650%, 06/15/2051	344	209
Evergy Metro
5.300%, 10/01/2041	100	97
Eversource Energy
5.950%, 02/01/2029	3,520	3,632
Exelon
5.625%, 06/15/2035	760	772
FirstEnergy
4.150%, 07/15/2027	940	902
1.600%, 01/15/2026	180	167
FirstEnergy Pennsylvania Electric
5.200%, 04/01/2028 (D)	429	430
5.150%, 03/30/2026 (D)	286	284
4.300%, 01/15/2029 (D)	448	432
3.250%, 03/15/2028 (D)	372	344

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
FirstEnergy Transmission
5.450%, 07/15/2044 (D)	$285	$272
Florida Power & Light
4.400%, 05/15/2028	1,560	1,543
Indiana Michigan Power
4.550%, 03/15/2046	325	277
Interstate Power and Light
5.700%, 10/15/2033	1,755	1,798
Jersey Central Power & Light
4.700%, 04/01/2024 (D)	700	700
2.750%, 03/01/2032 (D)	1,844	1,532
KeySpan Gas East
5.994%, 03/06/2033 (D)	55	56
3.586%, 01/18/2052 (D)	2,595	1,754
2.742%, 08/15/2026 (D)	1,025	956
Louisville Gas and Electric
5.450%, 04/15/2033	1,300	1,326
MidAmerican Energy
5.300%, 02/01/2055	266	263
4.800%, 09/15/2043	830	781
2.700%, 08/01/2052	331	206
Mid-Atlantic Interstate Transmission
4.100%, 05/15/2028 (D)	162	156
Mississippi Power
4.250%, 03/15/2042	194	165
3.100%, 07/30/2051	457	303
National Rural Utilities Cooperative Finance MTN
1.875%, 02/07/2025	275	267
NextEra Energy Capital Holdings
6.051%, 03/01/2025	1,095	1,099
5.250%, 03/15/2034	1,015	1,013
NiSource
5.800%, 02/01/2042	149	145
5.350%, 04/01/2034	1,240	1,233
Northern States Power
5.400%, 03/15/2054	455	458
NSTAR Electric
3.100%, 06/01/2051	94	64
Pacific Gas and Electric
6.100%, 01/15/2029	1,540	1,587
5.800%, 05/15/2034	1,133	1,144
4.950%, 07/01/2050	1,220	1,049
4.750%, 02/15/2044	128	108
4.200%, 06/01/2041	222	179
3.950%, 12/01/2047	845	632
3.500%, 08/01/2050	270	185
3.300%, 08/01/2040	60	44
2.500%, 02/01/2031	1,595	1,326
2.100%, 08/01/2027	1,705	1,535
PacifiCorp
2.900%, 06/15/2052	1,330	815

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PECO Energy
4.150%, 10/01/2044	$900	$763
2.850%, 09/15/2051	460	297
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (D)	500	506
Piedmont Natural Gas
5.400%, 06/15/2033	250	252
5.050%, 05/15/2052	1,100	1,004
Public Service Electric and Gas MTN
5.125%, 03/15/2053	545	536
2.700%, 05/01/2050	178	117
2.050%, 08/01/2050	106	60
1.900%, 08/15/2031	656	534
Public Service Enterprise Group
5.875%, 10/15/2028	575	592
5.450%, 04/01/2034	198	199
5.200%, 04/01/2029	423	423
Public Service of Colorado
5.250%, 04/01/2053	1,090	1,035
Public Service of Oklahoma
3.150%, 08/15/2051	258	173
Southern California Edison
4.125%, 03/01/2048	713	575
4.050%, 03/15/2042	5	4
3.700%, 08/01/2025	99	97
Southern California Gas
2.550%, 02/01/2030	900	789
Southern Gas Capital
5.750%, 09/15/2033	500	517
5.150%, 09/15/2032	500	502
4.400%, 05/30/2047	500	416
Southwestern Electric Power
5.300%, 04/01/2033	925	914
3.250%, 11/01/2051	400	265
1.650%, 03/15/2026	1,575	1,469
Southwestern Public Service
3.750%, 06/15/2049	845	623
Texas Electric Market Stabilization Funding
4.265%, 08/01/2034 (D)	1,788	1,730
Union Electric
5.200%, 04/01/2034	1,025	1,027
Virginia Electric and Power
5.000%, 04/01/2033	1,041	1,027
5.000%, 01/15/2034	870	854
4.650%, 08/15/2043	585	526
2.950%, 11/15/2051	382	247
Virginia Power Fuel Securitization
5.088%, 05/01/2027	485	478

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wisconsin Electric Power
1.700%, 06/15/2028	$255	$226

		81,392

Total Corporate Obligations
(Cost $1,049,627) ($ Thousands)		993,536

ASSET-BACKED SECURITIES — 7.9%
Automotive — 1.7%

Ally Auto Receivables Trust, Ser 2022-3, Cl A4
5.070%, 06/15/2031	336	335
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	650	644
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/2027	295	296
AmeriCredit Automobile Receivables Trust, Ser 2023-2, Cl A3
5.810%, 05/18/2028	586	589
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/2031 (D)	231	230
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (D)	850	848
Avis Budget Rental Car Funding AESOP, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (D)	2,660	2,510
Avis Budget Rental Car Funding AESOP, Ser 2024-3A, Cl A
5.230%, 12/20/2030 (D)	480	480
Avis Budget Rental Car Funding AESOP, Ser 2024-3A, Cl C
6.110%, 12/20/2030 (D)	2,400	2,399
BMW Vehicle Lease Trust, Ser 2023-1, Cl A3
5.160%, 11/25/2025	205	205
BMW Vehicle Lease Trust, Ser 2023-1, Cl A4
5.070%, 06/25/2026	462	460
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	320	321
Capital One Prime Auto Receivables Trust, Ser 2022-2, Cl A3
3.660%, 05/17/2027	1,095	1,074
Capital One Prime Auto Receivables Trust, Ser 2023-1, Cl A3
4.870%, 02/15/2028	1,043	1,037
CarMax Auto Owner Trust, Ser 2024-1, Cl A3
4.920%, 10/16/2028	695	693

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Chase Auto Owner Trust, Ser 2022-AA, Cl A4
3.990%, 03/27/2028 (D)	$439	$428
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl B
0.980%, 12/11/2034 (D)	575	568
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl C
1.200%, 12/11/2034 (D)	1,010	992
Enterprise Fleet Financing, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (D)	740	751
Enterprise Fleet Funding, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (D)	425	415
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A3
5.060%, 05/15/2027	1,252	1,250
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A4
5.050%, 06/15/2027	292	291
Ford Credit Auto Owner Trust, Ser 2022-D, Cl A4
5.300%, 03/15/2028	307	308
Ford Credit Auto Owner Trust, Ser 2023-2, Cl B
5.920%, 02/15/2036 (D)	1,230	1,253
Ford Credit Auto Owner Trust, Ser 2023-2, Cl C
6.160%, 02/15/2036 (D)	1,280	1,304
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	1,286	1,275
Ford Credit Auto Owner Trust, Ser 2023-C, Cl A3
5.530%, 09/15/2028	695	702
Ford Credit Auto Owner Trust, Ser 2024-1, Cl A
4.870%, 08/15/2036 (D)	1,720	1,716
GM Financial Automobile Leasing Trust, Ser 2022-3, Cl A3
4.010%, 09/22/2025	586	584
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A4
5.090%, 05/20/2027	417	416
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A4
5.440%, 08/20/2027	264	265
GM Financial Automobile Leasing Trust, Ser 2024-1, Cl A3
5.090%, 03/22/2027	545	545
GM Financial Consumer Automobile Receivables Trust, Ser 2022-4, Cl A3
4.820%, 08/16/2027	513	510

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GM Financial Revolving Receivables Trust, Ser 2024-1, Cl A
4.980%, 12/11/2036 (D)	$1,908	$1,916
Honda Auto Receivables Owner Trust, Ser 2022-2, Cl A3
3.730%, 07/20/2026	575	567
Hyundai Auto Lease Securitization Trust, Ser 2022-C, Cl A3
4.380%, 10/15/2025 (D)	725	722
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A4
5.170%, 04/15/2027 (D)	663	660
Hyundai Auto Lease Securitization Trust, Ser 2023-C, Cl A4
5.840%, 09/15/2027 (D)	437	441
Hyundai Auto Lease Securitization Trust, Ser 2024-A, Cl A3
5.020%, 03/15/2027 (D)	765	761
Hyundai Auto Lease Securitization Trust, Ser 2024-A, Cl A4
5.070%, 02/15/2028 (D)	290	289
Hyundai Auto Receivables Trust, Ser 2021-C, Cl A4
1.030%, 12/15/2027	566	535
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A3
2.220%, 10/15/2026	850	832
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A4
2.350%, 04/17/2028	361	344
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A4
4.480%, 07/17/2028	604	595
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/2028	342	344
Hyundai Auto Receivables Trust, Ser 2023-C, Cl A3
5.540%, 10/16/2028	1,410	1,425
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl B
0.889%, 12/26/2028 (D)	93	91
JPMorgan Chase Bank - CACLN, Ser 2021-3, Cl B
0.760%, 02/26/2029 (D)	379	368
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A4
5.250%, 02/15/2029	711	713
Nissan Auto Lease Trust, Ser 2023-B, Cl A4
5.610%, 11/15/2027	586	588
Nissan Auto Lease Trust, Ser 2024-A, Cl A4
4.970%, 09/15/2028	306	305

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nissan Auto Receivables Owner Trust, Ser 2022-B, Cl A4
4.450%, 11/15/2029	$434	$427
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A3
6.230%, 06/15/2028 (D)	645	650
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A3
3.960%, 04/15/2026 (D)	473	470
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A4
4.180%, 12/15/2028 (D)	318	313
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl A3
2.980%, 10/15/2026	211	211
Santander Drive Auto Receivables Trust, Ser 2022-3, Cl A3
3.400%, 12/15/2026	431	429
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl A3
4.140%, 02/16/2027	464	462
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/2026	255	255
Santander Drive Auto Receivables Trust, Ser 2022-6, Cl A3
4.490%, 11/16/2026	1,270	1,266
Santander Drive Auto Receivables Trust, Ser 2022-7, Cl A3
5.750%, 04/15/2027	363	363
Santander Drive Auto Receivables Trust, Ser 2024-1, Cl A3
5.250%, 04/17/2028	534	534
Santander Retail Auto Lease Trust, Ser 2022-B, Cl A3
3.280%, 11/20/2025 (D)	895	888
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/2026 (D)	1,408	1,408
SBNA Auto Lease Trust, Ser 2024-A, Cl A4
5.240%, 01/22/2029 (D)	799	797
SBNA Auto Receivables Trust, Ser 2024-A, Cl A3
5.320%, 12/15/2028 (D)	2,067	2,066
SBNA Auto Receivables Trust, Ser 2024-A, Cl A4
5.210%, 04/16/2029 (D)	169	169
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A3
4.950%, 05/21/2029 (D)	872	868
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A4
4.940%, 01/21/2031 (D)	148	147

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Toyota Auto Loan Extended Note Trust, Ser 2019-1A, Cl A
2.560%, 11/25/2031 (D)	$440	$438
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/2033 (D)	1,360	1,298
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (D)	2,080	1,927
Toyota Auto Loan Extended Note Trust, Ser 2023-1A, Cl A
4.930%, 06/25/2036 (D)	1,890	1,893
Toyota Auto Receivables Owner Trust, Ser 2022-D, Cl A4
5.430%, 04/17/2028	389	393
Toyota Auto Receivables Owner Trust, Ser 2023-B, Cl A3
4.710%, 02/15/2028	774	768
Toyota Auto Receivables Owner Trust, Ser 2023-C, Cl A3
5.160%, 04/17/2028	1,219	1,220
Toyota Auto Receivables Owner Trust, Ser 2023-D, Cl A3
5.540%, 08/15/2028	700	707
Toyota Lease Owner Trust, Ser 2024-A, Cl A3
5.250%, 04/20/2027 (D)	795	797
Veridian Auto Receivables Trust, Ser 2023-1A, Cl A3
5.560%, 03/15/2028 (D)	1,195	1,192
Volkswagen Auto Lease Trust, Ser 2022-A, Cl A3
3.440%, 07/21/2025	291	289
Volkswagen Auto Loan Enhanced Trust, Ser 2023-1, Cl A3
5.020%, 06/20/2028	857	856
World Omni Automobile Lease Securitization Trust, Ser 2023-A, Cl A3
5.070%, 09/15/2026	440	439
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	452	453
		61,583

Credit Cards — 0.4%

American Express Credit Account Master Trust, Ser 2022-2, Cl A
3.390%, 05/15/2027	785	769
American Express Credit Account Master Trust, Ser 2023-1, Cl A
4.870%, 05/15/2028	424	423
BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/2028	3,962	3,971

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Chase Issuance Trust, Ser 2024-A2, Cl A
4.630%, 01/15/2031	$1,318	$1,313
Discover Card Execution Note Trust, Ser 2023-A1, Cl A
4.310%, 03/15/2028	837	825
Discover Card Execution Note Trust, Ser 2023-A2, Cl A
4.930%, 06/15/2028	2,639	2,634
Synchrony Card Funding, Ser 2023-A1, Cl A
5.540%, 07/15/2029	1,382	1,395
Synchrony Card Funding, Ser 2024-A1, Cl A
5.040%, 03/15/2030	549	549
WF Card Issuance Trust, Ser 2024-A1, Cl A
4.940%, 02/15/2029	1,705	1,705
		13,584

Mortgage Related Securities — 0.2%

Accredited Mortgage Loan Trust, Ser 2007-1, Cl M2
5.714%, TSFR1M + 0.384%, 02/25/2037 (B)	5,000	4,515
Aegis Asset-Backed Securities Mortgage Pass-Through Certificates, Ser 2003-3, Cl M1
6.494%, TSFR1M + 1.164%, 01/25/2034 (B)	423	416
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
5.724%, TSFR1M + 0.394%, 05/25/2037 (B)	5,500	4,300
Morgan Stanley ABS Capital I Trust, Ser 2005-HE1, Cl M1
6.119%, TSFR1M + 0.789%, 12/25/2034 (B)	148	143
		9,374

Non-Agency Mortgage-Backed Obligations — 0.4%

BMO Mortgage Trust, Ser C8, Cl A5
5.598%, 03/15/2057 (B)	450	468
BX Commercial Mortgage Trust, Ser XL5, Cl A
6.692%, TSFR1M + 1.392%, 03/15/2041 (B)(D)	720	720
Chase Home Lending Mortgage Trust Series, Ser 2024-3, Cl A4
6.000%, 02/25/2055 (B)(D)	1,200	1,196
Chase Mortgage Finance, Ser 2016-SH2, Cl M4
3.750%, 12/25/2045 (B)(D)	685	605

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M2
6.870%, SOFR30A + 1.550%, 10/25/2041 (B)(D)	$2,180	$2,189
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1B1
8.470%, SOFR30A + 3.150%, 12/25/2041 (B)(D)	460	473
Houston Galleria Mall Trust, Ser HGLR, Cl A1A2
3.087%, 03/05/2037 (D)	3,400	3,286
NRTH Mortgage Trust, Ser PARK, Cl A
6.941%, TSFR1M + 1.641%, 03/15/2041 (B)(D)	3,350	3,354
SREIT Trust, Ser MFP2, Cl A
6.261%, TSFR1M + 0.936%, 11/15/2036 (B)(D)	1,880	1,870
		14,161

Other Asset-Backed Securities — 5.2%

Academic Loan Funding Trust, Ser 2012-1A, Cl A2
6.535%, SOFR30A + 1.214%, 12/27/2044 (B)(D)	787	781
ACRES Commercial Realty, Ser 2021-FL1, Cl A
6.640%, TSFR1M + 1.314%, 06/15/2036 (B)(D)	1,478	1,446
AIG CLO, Ser 2021-1A, Cl A1R
6.699%, TSFR3M + 1.382%, 04/20/2032 (B)(D)	3,400	3,404
AIMCO CLO 22, Ser 2024-22A, Cl A
0.000%, 04/19/2037 (B)(D)(H)	1,330	1,330
American Homes 4 Rent Trust, Ser 2015-SFR1, Cl A
3.467%, 04/17/2052 (D)	1,824	1,784
AMMC CLO 15, Ser 2021-15A, Cl BR3
7.226%, TSFR3M + 1.912%, 01/15/2032 (B)(D)	1,100	1,099
Applebee's Funding, Ser 2023-1A, Cl A2
7.824%, 03/05/2053 (D)	1,790	1,851
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL3, Cl A
6.510%, TSFR1M + 1.184%, 08/15/2034 (B)(D)	3,213	3,188
Ares Loan Funding IV, Ser 2023-ALF4A, Cl A1
7.097%, TSFR3M + 1.750%, 10/15/2036 (B)(D)	1,280	1,287
Birch Grove CLO 5, Ser 2023-5A, Cl A1
7.518%, TSFR3M + 2.200%, 04/20/2035 (B)(D)	410	412

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Birch Grove CLO 7, Ser 2023-7A, Cl A1
7.178%, TSFR3M + 1.800%, 10/20/2036 (B)(D)	$790	$794
BSL CLO 4, Ser 2023-4A, Cl A
7.318%, TSFR3M + 2.000%, 04/20/2036 (B)(D)	790	795
Carrington Mortgage Loan Trust Series, Ser 2006-FRE1, Cl A4
5.694%, TSFR1M + 0.364%, 04/25/2036 (B)	2,526	2,214
Cedar Funding XII CLO, Ser 2021-12A, Cl BR
7.186%, TSFR3M + 1.862%, 10/25/2034 (B)(D)	3,000	2,994
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
4.858%, 11/25/2034 (C)	21	21
CIFC Funding, Ser 2021-1A, Cl A1
6.696%, TSFR3M + 1.372%, 04/25/2033 (B)(D)	410	410
CIFC Funding, Ser 2021-7A, Cl A1
6.707%, TSFR3M + 1.392%, 01/23/2035 (B)(D)	3,500	3,509
CIT Education Loan Trust, Ser 2007-1, Cl A
5.705%, SOFR90A + 0.352%, 03/25/2042 (B)(D)	575	547
CNH Equipment Trust, Ser 2022-B, Cl A3
3.890%, 08/16/2027	690	678
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	1,255	1,253
College Ave Student Loans, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (D)	618	530
College Avenue Student Loans, Ser 2017-A, Cl A1
7.094%, TSFR1M + 1.764%, 11/26/2046 (B)(D)	252	254
College Avenue Student Loans, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (D)	174	166
College Avenue Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (D)	338	311
College Avenue Student Loans, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (D)	297	259
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
5.944%, TSFR1M + 0.614%, 10/25/2034 (B)	264	255
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
5.984%, TSFR1M + 0.654%, 12/25/2034 (B)	186	181

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
6.244%, TSFR1M + 0.914%, 10/25/2047 (B)	$1,042	$931
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
5.580%, TSFR1M + 0.254%, 07/15/2036 (B)	151	142
CSEMC, Ser 2020-1, Cl A
7.252%, 08/09/2024	1,223	1,220
CWABS Asset-backed Certificates Series, Ser 2007-12, Cl 2A4
6.794%, TSFR1M + 1.464%, 08/25/2047 (B)	5,400	4,902
CyrusOne Data Centers Issuer I, Ser 2024-1A, Cl A2
4.760%, 03/22/2049 (D)	3,000	2,805
Dividend Solar Loans, Ser 2019-1, Cl A
3.670%, 08/22/2039 (D)	939	842
DLLAA, Ser 2023-1A, Cl A3
5.640%, 02/22/2028 (D)	300	303
DLLAD, Ser 2023-1A, Cl A3
4.790%, 01/20/2028 (D)	1,325	1,312
DLLST, Ser 2022-1A, Cl A3
3.400%, 01/21/2025 (D)	505	503
DLLST, Ser 2024-1A, Cl A3
5.050%, 08/20/2027 (D)	285	284
Dryden 55 CLO, Ser 2018-55A, Cl A1
6.596%, TSFR3M + 1.282%, 04/15/2031 (B)(D)	534	534
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
6.476%, TSFR3M + 1.162%, 04/15/2029 (B)(D)	785	785
Educational Funding of the South, Ser 2011-1, Cl A2
6.273%, SOFR90A + 0.912%, 04/25/2035 (B)	11	11
EDvestinU Private Education Loan Issue No. 4, Ser 2022-A, Cl A
5.250%, 11/25/2040 (D)	562	553
Elevation CLO, Ser 2021-13A, Cl A1
6.766%, TSFR3M + 1.452%, 07/15/2034 (B)(D)	530	529
Elmwood CLO I, Ser 2024-1A, Cl A1RR
6.831%, TSFR3M + 1.520%, 04/20/2037 (B)(D)	550	551
Elmwood CLO IV, Ser 2020-1A, Cl A
6.816%, TSFR3M + 1.502%, 04/15/2033 (B)(D)	610	611

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
First Franklin Mortgage Loan Trust, Ser 2004-FF5, Cl A3C
6.444%, TSFR1M + 1.114%, 08/25/2034 (B)	$208	$186
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	198	187
Ford Credit Floorplan Master Owner Trust A, Ser 2018-4, Cl A
4.060%, 11/15/2030	1,860	1,789
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
6.104%, TSFR1M + 0.774%, 01/25/2036 (B)	3,603	3,395
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (D)	56	56
Goldentree Loan Management US CLO 7, Ser 2021-7A, Cl AR
6.649%, TSFR3M + 1.332%, 04/20/2034 (B)(D)	660	660
GSAMP Trust, Ser 2003-SEA, Cl A1
6.244%, TSFR1M + 0.914%, 02/25/2033 (B)	227	221
GSAMP Trust, Ser 2005-WMC3, Cl A2C
6.104%, TSFR1M + 0.774%, 12/25/2035 (B)	4,456	4,306
GSAMP Trust, Ser 2006-HE3, Cl A2D
5.944%, TSFR1M + 0.614%, 05/25/2046 (B)	3,983	3,700
Hildene Community Funding CDO, Ser 2021-1A, Cl ARR
2.600%, 11/01/2035 (D)	1,156	951
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (D)	356	339
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (D)	570	569
HPS Loan Management, Ser 2022-19, Cl A1R
6.638%, TSFR3M + 1.320%, 01/22/2035 (B)(D)	400	400
JGWPT XXX, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (D)	636	594
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (D)	841	752
John Deere Owner Trust 2024, Ser 2024-A, Cl A3
4.960%, 11/15/2028	1,425	1,425
Kings Park CLO, Ser 2021-1A, Cl A
6.709%, TSFR3M + 1.392%, 01/21/2035 (B)(D)	400	400
Logan CLO I, Ser 2021-1A, Cl A
6.739%, TSFR3M + 1.422%, 07/20/2034 (B)(D)	260	260

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Lunar Structured Aircraft Portfolio Notes, Ser 2021-1, Cl A
2.636%, 10/15/2046 (D)	$913	$810
Madison Park Funding XXIX, Ser 2024-29A, Cl AR
0.000%, 10/18/2030 (B)(D)(H)	2,700	2,700
Madison Park Funding XXVII, Ser 2018-27A, Cl A2
6.929%, TSFR3M + 1.612%, 04/20/2030 (B)(D)	1,550	1,538
Madison Park Funding XXXVII, Ser 2021-37A, Cl AR
6.646%, TSFR3M + 1.332%, 07/15/2033 (B)(D)	260	260
Magnetite XII, Ser 2024-12A, Cl AR4
6.472%, TSFR3M + 1.150%, 10/15/2031 (B)(D)	2,800	2,800
Magnetite XIV-R, Ser 2018-14RA, Cl A1
6.680%, TSFR3M + 1.382%, 10/18/2031 (B)(D)	278	279
MF1, Ser 2020-FL4, Cl A
7.140%, TSFR1M + 1.814%, 11/15/2035 (B)(D)	436	436
MF1, Ser 2021-FL7, Cl A
6.521%, TSFR1M + 1.194%, 10/16/2036 (B)(D)	481	478
MF1, Ser 2022-FL8, Cl A
6.676%, TSFR1M + 1.350%, 02/19/2037 (B)(D)	2,313	2,298
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	724	708
Morgan Stanley Resecuritization Trust, Ser 2015-R7, Cl 1BXA
7.060%, 02/26/2029 (B)(D)	610	559
MVW, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (D)	159	148
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
7.040%, TSFR1M + 1.714%, 10/15/2031 (B)(D)	205	206
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
7.590%, TSFR1M + 2.264%, 12/15/2045 (B)(D)	140	141
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (D)	146	143
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (D)	8	8
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (D)	1,009	979

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (D)	$340	$330
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (D)	570	548
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (D)	854	808
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (D)	1,282	1,199
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (D)	114	104
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (D)	480	433
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (D)	76	67
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (D)	209	182
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (D)	883	776
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (D)	1,194	1,032
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (D)	790	675
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (D)	189	165
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/2070 (D)	575	507
Navient Student Loan Trust, Ser 2014-1, Cl A3
5.945%, SOFR30A + 0.624%, 06/25/2031 (B)	1,506	1,487
Navient Student Loan Trust, Ser 2016-2A, Cl A3
6.935%, SOFR30A + 1.614%, 06/25/2065 (B)(D)	914	923
Navient Student Loan Trust, Ser 2017-1A, Cl A3
6.585%, SOFR30A + 1.264%, 07/26/2066 (B)(D)	686	691

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2017-3A, Cl A3
6.485%, SOFR30A + 1.164%, 07/26/2066 (B)(D)	$2,412	$2,419
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (D)	230	221
Navient Student Loan Trust, Ser 2021-1A, Cl A1A
1.310%, 12/26/2069 (D)	339	291
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (D)	819	713
Navient Student Loan Trust, Ser 2023-BA, Cl A1A
6.480%, 03/15/2072 (D)	316	320
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
5.803%, SOFR90A + 0.442%, 10/27/2036 (B)	262	258
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
5.783%, SOFR90A + 0.422%, 01/25/2037 (B)	403	399
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
5.733%, SOFR90A + 0.372%, 10/25/2033 (B)	1,556	1,539
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
5.715%, SOFR90A + 0.362%, 03/23/2037 (B)	1,181	1,168
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
5.735%, SOFR90A + 0.382%, 12/24/2035 (B)	1,144	1,129
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
5.795%, SOFR90A + 0.442%, 03/22/2032 (B)	201	194
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
6.385%, SOFR30A + 1.064%, 11/25/2048 (B)(D)	1,754	1,748
Nelnet Student Loan Trust, Ser 2019-5, Cl A
2.530%, 10/25/2067 (D)	487	444
Nelnet Student Loan Trust, Ser 2021-A, Cl APT1
1.360%, 04/20/2062 (D)	356	322
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (D)	688	624

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Neuberger Berman CLO XX, Ser 2021-20A, Cl ARR
6.736%, TSFR3M + 1.422%, 07/15/2034 (B)(D)	$530	$530
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl A1
6.701%, TSFR3M + 1.392%, 10/19/2031 (B)(D)	415	416
New Economy Assets Phase 1 Sponsor, Ser 2021-1, Cl B1
2.410%, 10/20/2061 (D)	1,103	927
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A1
1.850%, 11/20/2050 (D)	1,060	983
Octagon 53, Ser 2021-1A, Cl A
6.606%, TSFR3M + 1.292%, 04/15/2034 (B)(D)	3,750	3,729
Octagon 66, Ser 2023-1A, Cl A1R
7.076%, TSFR3M + 1.750%, 11/16/2036 (B)(D)	1,350	1,358
Octagon Investment Partners XIV, Ser 2021-1A, Cl AARR
6.526%, TSFR3M + 1.212%, 07/15/2029 (B)(D)	1,526	1,526
Octane Receivables Trust, Ser 2023-1A, Cl A
5.870%, 05/21/2029 (D)	521	521
Origen Manufactured Housing Contract Trust, Ser 2006-A, Cl A2
6.641%, 10/15/2037 (B)	375	342
Owl Rock CLO III, Ser 2024-3A, Cl AR
0.000%, 04/20/2036 (B)(D)(H)	1,180	1,180
Palmer Square CLO, Ser 2022-5A, Cl A
7.318%, TSFR3M + 2.000%, 10/20/2035 (B)(D)	400	401
Palmer Square Loan Funding, Ser 2024-3A, Cl A1BR
6.721%, TSFR3M + 1.400%, 04/15/2031 (B)(D)	2,270	2,269
Rad CLO 22, Ser 2023-22A, Cl A1
7.202%, TSFR3M + 1.830%, 01/20/2037 (B)(D)	1,580	1,592
Regatta XII Funding, Ser 2021-1A, Cl BR
7.176%, TSFR3M + 1.862%, 10/15/2032 (B)(D)	2,500	2,508
Rockford Tower CLO, Ser 2021-2A, Cl AR
6.681%, TSFR3M + 1.362%, 08/20/2032 (B)(D)	3,150	3,150
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	556	523
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/2032	854	770

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SBA Small Business Investment, Ser 2022-10B, Cl 1
4.262%, 09/10/2032	$434	$416
Sequoia Infrastructure Funding I Ltd., Ser 2021-1A, Cl A
6.976%, TSFR3M + 1.662%, 04/15/2031 (B)(D)	215	215
Sierra Timeshare Receivables Funding, Ser 2021-2A, Cl A
1.350%, 09/20/2038 (D)	207	194
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
5.901%, TSFR3M + 0.572%, 12/15/2038 (B)	701	690
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
6.815%, SOFR90A + 1.462%, 12/15/2033 (B)(D)	1,273	1,256
SLM Student Loan Trust, Ser 2005-4, Cl A4
5.793%, SOFR90A + 0.432%, 07/25/2040 (B)	2,494	2,425
SLM Student Loan Trust, Ser 2006-8, Cl A6
5.783%, SOFR90A + 0.422%, 01/25/2041 (B)	1,621	1,567
SLM Student Loan Trust, Ser 2007-7, Cl B
6.373%, SOFR90A + 1.012%, 10/27/2070 (B)	1,050	971
SLM Student Loan Trust, Ser 2008-2, Cl B
6.823%, SOFR90A + 1.462%, 01/25/2083 (B)	685	656
SLM Student Loan Trust, Ser 2008-3, Cl B
6.823%, SOFR90A + 1.462%, 04/26/2083 (B)	685	655
SLM Student Loan Trust, Ser 2008-4, Cl A4
7.273%, SOFR90A + 1.912%, 07/25/2022 (B)	333	334
SLM Student Loan Trust, Ser 2008-4, Cl B
7.473%, SOFR90A + 2.112%, 04/25/2073 (B)	685	688
SLM Student Loan Trust, Ser 2008-5, Cl A4
7.323%, SOFR90A + 1.962%, 07/25/2023 (B)	54	54
SLM Student Loan Trust, Ser 2008-5, Cl B
7.473%, SOFR90A + 2.112%, 07/25/2073 (B)	685	680
SLM Student Loan Trust, Ser 2008-6, Cl A4
6.723%, SOFR90A + 1.362%, 07/25/2023 (B)	1,869	1,854
SLM Student Loan Trust, Ser 2008-6, Cl B
7.473%, SOFR90A + 2.112%, 07/26/2083 (B)	685	649

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-7, Cl B
7.473%, SOFR90A + 2.112%, 07/26/2083 (B)	$685	$644
SLM Student Loan Trust, Ser 2021-10A, Cl A4
6.285%, SOFR90A + 0.931%, 12/17/2068 (B)(D)	664	656
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (D)	76	75
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
6.540%, TSFR1M + 1.214%, 09/15/2034 (B)(D)	67	67
SMB Private Education Loan Trust, Ser 2020-B, Cl A1A
1.290%, 07/15/2053 (D)	104	95
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (D)	871	794
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (D)	367	328
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (D)	1,071	944
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (D)	1,790	1,623
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/2053 (D)	526	473
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051 (D)	686	621
SMB Private Education Loan Trust, Ser 2024-A, Cl A1B
6.769%, SOFR30A + 1.450%, 03/15/2056 (B)(D)	727	728
SoFi Consumer Loan Program Trust, Ser 2023-1S, Cl A
5.810%, 05/15/2031 (D)	72	71
SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX
1.950%, 02/15/2046 (D)	73	67
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (D)	612	521
South Carolina Student Loan, Ser 2015-A, Cl A
6.944%, TSFR1M + 1.614%, 01/25/2036 (B)	489	489

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Stack Infrastructure Issuer, Ser 2021-1A, Cl A2
1.877%, 03/26/2046 (D)	$2,775	$2,559
Storm King Park CLO, Ser 2022-1A, Cl A1
7.364%, TSFR3M + 2.050%, 10/15/2035 (B)(D)	250	251
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
5.994%, TSFR1M + 0.664%, 09/25/2034 (B)	315	298
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
5.864%, TSFR1M + 0.534%, 02/25/2037 (B)	1,829	1,763
STWD, Ser 2019-FL1, Cl A
6.520%, TSFR1M + 1.194%, 07/15/2038 (B)(D)	21	21
Sunrun Vulcan Issuer, Ser 2021-1A, Cl A
2.460%, 01/30/2052 (D)	628	526
Symphony CLO 40, Ser 2023-40A, Cl A1
6.984%, TSFR3M + 1.640%, 01/14/2034 (B)(D)	1,530	1,535
T-Mobile US Trust, Ser 2022-1A, Cl A
4.910%, 05/22/2028 (D)	684	681
T-Mobile US Trust, Ser 2024-1A, Cl A
5.050%, 09/20/2029 (D)	2,073	2,073
Trestles CLO IV, Ser 2021-4A, Cl B1
7.279%, TSFR3M + 1.962%, 07/21/2034 (B)(D)	3,445	3,457
United States Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	147	134
United States Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	250	218
United States Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	473	441
United States Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	695	652
United States Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	4,570	4,261
United States Small Business Administration, Ser 2022-25H, Cl 1
3.800%, 08/01/2047	2,652	2,445
United States Small Business Administration, Ser 2024-25C, Cl 1
4.970%, 03/01/2049	480	478
Venture 41 CLO, Ser 2021-41A, Cl A1N
6.909%, TSFR3M + 1.592%, 01/20/2034 (B)(D)	800	800

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Verizon Master Trust, Ser 2022-2, Cl A
1.530%, 07/20/2028	$610	$591
Verizon Master Trust, Ser 2022-4, Cl A
3.400%, 11/20/2028	1,001	979
Verizon Master Trust, Ser 2022-6, Cl A
3.670%, 01/22/2029	768	752
Verizon Master Trust, Ser 2023-1, Cl A
4.490%, 01/22/2029	2,664	2,633
Verizon Master Trust, Ser 2023-2, Cl A
4.890%, 04/13/2028	434	432
Verizon Master Trust, Ser 2023-4, Cl A1A
5.160%, 06/20/2029	1,987	1,990
Verizon Master Trust, Ser 2023-6, Cl A
5.350%, 09/22/2031 (D)	2,530	2,578
Verizon Master Trust, Ser 2023-7, Cl A1A
5.670%, 11/20/2029	1,410	1,433
Verizon Master Trust, Ser 2024-1, Cl A1A
5.000%, 12/20/2028	2,142	2,135
Verizon Master Trust, Ser 2024-2, Cl A
4.830%, 12/22/2031 (D)	1,378	1,377
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
5.734%, TSFR1M + 0.404%, 07/25/2036 (B)	3,679	3,619
WISE CLO, Ser 2023-2A, Cl A
7.161%, TSFR3M + 1.800%, 01/15/2037 (B)(D)	460	463
		190,768

Total Asset-Backed Securities
(Cost $294,217) ($ Thousands)		289,470

SOVEREIGN DEBT — 0.9%

Angolan Government International Bond MTN
9.125%, 11/26/2049	240	203
Argentine Republic Government International Bond
3.500%, 07/09/2041(C)	1,460	589
1.000%, 07/09/2029	203	109
0.750%, 07/09/2030(C)	832	436
Bermuda Government International Bond
5.000%, 07/15/2032(D)	339	326
Brazilian Government International Bond
4.750%, 01/14/2050	740	554
Colombia Government International Bond
5.625%, 02/26/2044	660	522
5.000%, 06/15/2045	830	601
4.125%, 02/22/2042	680	459
3.250%, 04/22/2032	970	754

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Export Finance & Insurance
4.625%, 10/26/2027(D)	$1,079	$1,081
Export-Import Bank of India
3.375%, 08/05/2026(D)(F)	350	335
Israel Government International Bond
5.750%, 03/12/2054	313	300
5.500%, 03/12/2034	2,012	1,986
4.500%, 01/17/2033	651	605
3.875%, 07/03/2050	236	174
3.375%, 01/15/2050	280	188
2.750%, 07/03/2030	470	404
Ivory Coast Government International Bond
6.125%, 06/15/2033	290	261
Kenya Government International Bond
7.250%, 02/28/2028(D)	200	190
6.300%, 01/23/2034(D)	960	783
Mexico Government International Bond
6.400%, 05/07/2054	309	308
6.050%, 01/11/2040	1,210	1,194
4.750%, 03/08/2044	10,080	8,390
4.600%, 01/23/2046	267	215
4.600%, 02/10/2048	277	221
3.750%, 01/11/2028	390	370
3.500%, 02/12/2034	1,008	838
3.250%, 04/16/2030	221	197
2.659%, 05/24/2031	6,100	5,089
Nigeria Government International Bond
7.143%, 02/23/2030(D)	240	218
6.500%, 11/28/2027(D)	220	206
Panama Government International Bond
8.000%, 03/01/2038	216	226
6.853%, 03/28/2054	387	351
Paraguay Government International Bond
5.400%, 03/30/2050(D)	342	301
3.849%, 06/28/2033(D)	350	305
Peruvian Government International Bond
5.625%, 11/18/2050(F)	340	338
2.783%, 01/23/2031	300	257
2.780%, 12/01/2060	430	247
Provincia de Buenos Aires Government Bond MTN
6.375%, 09/01/2037(C)(D)	3,303	1,346
Republic of Kenya Government International Bond
9.750%, 02/16/2031(D)	200	205

Total Sovereign Debt
(Cost $35,767) ($ Thousands)		31,682

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 0.7%
Ali Group
7.445%, 07/30/2029 (B)	$401	$401
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien
9.180%, CME Term SOFR + 3.750%, 05/12/2028 (B)	1,162	1,160
Alterra Moutain Company, Series B-2 Term Loan, 1st Lien
8.945%, 08/17/2028 (B)	551	553
AMWINS Group Inc.
8.080%, 02/19/2028	119	119
APi Group, Term Loan
7.692%, 10/01/2026	309	310
Asurion
9.676%, 08/19/2028 (B)	552	532
Asurion, LLC, New B-8 Term Loan, 1st Lien
8.692%, LIBOR + 3.250%, 12/23/2026 (B)	322	315
Asurion, LLC, New B-9 Term Loan, 1st Lien
8.692%, 07/31/2027 (B)	369	353
Athena Helath Group, Initial Term Loan
8.580%, 02/15/2029 (B)	855	846
Avolon TLB
7.329%, 06/22/2028	123	123
Brown Group Holdings, LLC, Initial Term Loan, 1st Lien
8.180%, CME Term SOFR + 2.750%, 06/07/2028 (B)	564	564
Caesars Entertainment, Inc., Incremental Term B-1 Loan, 1st Lien
8.040%, CME Term SOFR + 2.750%, 02/06/2031 (B)	1,060	1,060
Caesars Entertainment, Term Loan, 1st Lien
8.663%, 02/06/2030 (B)	69	69
Castlelake Avia
7.829%, 10/22/2026 (B)	392	392
Charter Communications Operating, Term Loan B4, 1st Lien
7.329%, 12/07/2030	613	606
Citadel Securities, Term Loan
7.577%, 07/29/2030 (B)	558	557
Clarios Global, Term Loan, 1st Lien
8.330%, 05/06/2030 (B)	259	260
Cotiviti Holdings, Term Loan, 1st Lien
0.000%, 02/21/2031 (H)(I)	1,660	1,656
DCert Buyer, Inc., Initial Term Loan, 1st Lien
9.330%, CME Term SOFR + 4.000%, 10/16/2026 (B)	1,200	1,193
Deerfield Dakota Holding, LLC, Initial Dollar Term Loan, 1st Lien
9.098%, CME Term SOFR + 3.750%, 04/09/2027 (B)	780	776

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Entain PLC
7.909%, 03/29/2027	$115	$115
First Eagle
8.334%, 02/22/2029	249	247
Flutter Financing, Term Loan, 1st Lien
7.698%, 11/25/2030 (B)	978	977
Focus Financial, Term Loan, 1st Lien
8.076%, 06/30/2028	778	775
Four Season Hot, Term Loan, 1st Lien
7.321%, 11/30/2029	399	399
Gainwell Acquisition Corp., Term B Loan, 1st Lien
9.409%, CME Term SOFR + 4.000%, 10/01/2027 (B)	1,319	1,259
Garda Security, Term Loan, 1st Lien
9.583%, 02/01/2029	268	268
GFL Environmental
7.816%, 05/31/2027	32	32
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
7.459%, CME Term SOFR + 2.000%, 11/15/2027 (B)	108	105
GTCR W Merger Sub LLC
8.309%, 01/31/2031 (B)	1,330	1,334
Harbor Freight Tools USA, Inc
8.195%, 10/19/2027	634	634
Icon Public Limited Company
7.302%, 07/03/2028	426	427
KKR Apple Bidco, LLC, Term Loan, 1st Lien
8.195%, 09/22/2028 (B)	405	404
PCI Gaming Authority, Term B Facility Loan
7.945%, 05/29/2026 (B)	382	382
Peraton Corp., Term B Loan, 1st Lien
9.180%, CME Term SOFR + 3.750%, 02/01/2028 (B)	888	886
Phoenix Guarantor, Term Loan, 1st Lien
8.577%, 02/21/2031	1,151	1,135
PRA Health Sciences, Inc.
7.321%, 07/03/2028	106	106
Project Sky, Term Loan, 1st Lien
9.333%, 10/08/2028 (B)	245	244
Scientific Games/Light & Wonder
8.075%, 04/14/2029 (B)	887	887
Setanta Aircraft
7.564%, 11/05/2028	1,060	1,062
Sotera Health Holdings, LLC, Refinancing Loan, 1st Lien
8.195%, 12/11/2026 (B)	1,050	1,044
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.860%, CME Term SOFR + 3.500%, 03/31/2028 (B)	770	761

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
UFC Holdings, Term Loan, 1st Lien
8.336%, 04/29/2026	$817	$818
VFH Parent, Initial Term Loan
8.430%, 01/13/2029 (B)	393	392
Virgin Media Bristol LLC, N Facility, 1st Lien
7.940%, CME Term SOFR + 2.500%, 01/31/2028 (B)	144	142

Total Loan Participations
(Cost $26,780) ($ Thousands)		26,680

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%
FHLB
5.300%, 05/22/2024	11,820	11,799
1.250%, 09/30/2031(C)	1,455	1,230
FHLMC MTN
0.000%, 12/14/2029(A)	1,213	942
FNMA
1.900%, 01/25/2036	1,343	988
1.520%, 08/21/2035	1,498	1,064
0.000%, 11/15/2030(A)	3,564	2,647
Resolution Funding Interest
0.000%, 01/15/2030(A)	905	694
Resolution Funding Principal
0.000%, 04/15/2030(A)	1,660	1,257

Total U.S. Government Agency Obligations
(Cost $22,662) ($ Thousands)		20,621

MUNICIPAL BONDS — 0.3%
California — 0.1%
California State University, Ser B, RB
2.374%, 11/01/2035	635	499
California State, Health Facilities Financing Authority, RB
3.000%, 08/15/2051	650	519
Regents of the University of California, Medical Center Pooled Revenue, Ser N, RB
3.256%, 05/15/2060	740	509

		1,527

Georgia — 0.1%
Georgia State, Municipal Electric Authority, RB
7.055%, 04/01/2057	1,040	1,183

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Nevada — 0.0%
Clark County, Department of Aviation, Ser C, RB
6.820%, 07/01/2045	$728	$861

New York — 0.1%
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	505	452
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser B-3, RB
2.000%, 08/01/2035	1,000	742
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser D-3, RB
2.400%, 11/01/2032	610	506
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.508%, 08/01/2037	325	331
New York State, Dormitory Authority, RB
5.628%, 03/15/2039	400	410
5.289%, 03/15/2033	850	855

		3,296

Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	433	388

Texas — 0.0%
Board of Regents of the University of Texas System, Ser B, RB
2.439%, 08/15/2049	295	189
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049	632	746

		935

Virginia — 0.0%
University of Virginia, RB
2.256%, 09/01/2050	480	294

Total Municipal Bonds
(Cost $9,740) ($ Thousands)		8,484

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 3.9%
SEI Liquidity Fund, LP
5.340% **†(J)	143,869,249	$143,892

Total Affiliated Partnership
(Cost $143,887) ($ Thousands)		143,892

CASH EQUIVALENT — 6.5%
SEI Daily Income Trust, Government Fund, Institutional Class
5.130%**†	239,206,337	239,206
Total Cash Equivalent
(Cost $239,206) ($ Thousands)		239,206

Description	Shares	Market Value ($ Thousands)
PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $606) ($ Thousands)		$364

Total Investments in Securities — 117.2%
(Cost $4,470,680) ($ Thousands)		$4,293,971

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $715) ($ Thousands)		$(411)

A list of open exchange traded options contracts for the Fund at March 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
April 2024, 3 Month SOFR OPT Apr24P 94.75	172	$40,742	$94.75	4/20/2024	$2
December 2024, 3 Month SOFR OPT Dec24P 95.5	102	24,352	95.50	12/21/2024	84
April 2024, U.S. 5 Year Future Option	137	14,556	106.25	4/20/2024	5
April 2024, U.S. 5 Year Future Option	274	29,181	106.50	4/20/2024	24
April 2024, U.S. 6-7 Year Future Option	597	65,670	110.00	4/20/2024	75
USD Put/AUD Call	6,771,678	4,528	0.67	4/20/2024	3
USD Put/JPY Call	7,350,000	1,054,137	143.42	4/20/2024	4

		1,233,166			197

Call Options
April 2024, U.S. 5 Year Future Option	274	29,455	107.50	4/20/2024	32
April 2024, U.S. 5 Year Future Option	137	14,762	107.75	4/20/2024	9
May 2024, U.S. 5 Year Future Option	269	29,052	108.00	4/20/2024	42
April 2024, U.S. 6-7 Year Future Option	597	66,566	111.50	4/20/2024	84

		139,835			167

Total Purchased Options		$1,373,001			$364
WRITTEN OPTIONS — (0.0)%
Put Options
December 2024, 3 Month SOFR OPT Dec24C 95	(102)	$(24,225)	95.00	12/21/2024	$(27)
April 2024, U.S. 5 Year Future Option	(137)	(14,659)	107.00	04/20/2024	(35)
April 2024, U.S. 6-7 Year Future Option	(199)	(22,039)	110.75	04/20/2024	(75)

		(60,923)			(137)

Call Options
December 2024, 3 Month SOFR OPT Dec24C 97.13	(102)	(24,767)	97.13	12/21/2024	(13)
September 2024, 3 Month SOFR OPT Sep24C 96.88	(118)	(28,578)	96.88	09/21/2024	(7)
September 2024, 3 Month SOFR OPT Sep24C 97	(189)	(45,833)	97.00	09/21/2024	(11)
April 2024, U.S. 5 Year Future Option	(137)	(14,659)	107.00	04/20/2024	(38)
June 2024, U.S. 5 Year Future Option	(359)	(38,772)	108.00	05/18/2024	(121)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Core Fixed Income Fund (Continued)

A list of open exchange traded options contracts for the Fund at March 31, 2024, is as follows:
Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN OPTIONS (continued)
April 2024, U.S. 6-7 Year Future Option	(199)	$(22,039)	$110.75	04/20/2024	$(84)

		(174,648)			(274)

Total Written Options		$(235,571)			$(411)

A list of the open futures contracts held by the Fund at March 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
3 Month SOFR	265	Mar-2025	$63,513	$63,223	$(290)
3 Month SOFR	335	Mar-2026	80,444	80,605	161
Euro-OAT	82	Jun-2024	11,292	11,351	96
U.S. 2-Year Treasury Note	2,207	Jun-2024	451,775	451,297	(478)
U.S. 5-Year Treasury Note	2,244	Jun-2024	239,808	240,142	334
U.S. 10-Year Treasury Note	439	Jun-2024	48,754	48,640	(114)
U.S. 10-Year Treasury Note	171	Jun-2024	18,847	18,946	99
U.S. Long Treasury Bond	216	Jun-2024	25,573	26,014	441
U.S. Ultra Long Treasury Bond	573	Jun-2024	72,776	73,917	1,141
Ultra 10-Year U.S. Treasury Note	18	Jun-2024	2,052	2,063	11
			1,014,834	1,016,198	1,401
Short Contracts
Euro-Bund	(81)	Jun-2024	$(11,602)	$(11,668)	$(104)
Euro-Buxl	(4)	Jun-2024	(572)	(586)	(16)
U.S. 10-Year Treasury Note	(15)	Jun-2024	(1,674)	(1,662)	12
U.S. Long Treasury Bond	(151)	Jun-2024	(17,924)	(18,186)	(262)
Ultra 10-Year U.S. Treasury Note	(812)	Jun-2024	(92,466)	(93,063)	(597)
			(124,238)	(125,165)	(967)
			$890,596	$891,033	$434

A list of the open forward foreign currency contracts held by the Fund at March 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	04/19/24	USD	3,490	EUR	3,202	$(30)
BNP Paribas	04/19/24	EUR	4,127	NOK	46,790	(144)
Citigroup	04/19/24	USD	622	IDR	9,637,997	(14)
Citigroup	04/19/24	CAD	1,860	USD	1,392	17
Citigroup	04/19/24	JPY	3,130	USD	21	1
Citigroup	04/19/24	GBP	3,904	USD	4,977	46
Citigroup	04/19/24	USD	3,966	EUR	3,599	(76)
Citigroup	04/19/24	USD	7,060	AUD	10,529	(188)
Citigroup	04/19/24	EUR	5,200	USD	5,662	42
Citigroup	04/19/24	EUR	2,850	USD	3,072	(8)
Citigroup	04/19/24	USD	9,035	BRL	45,522	43
Citigroup	04/19/24	IDR	8,878,452	USD	566	7
Goldman Sachs	04/19/24	USD	102	EUR	93	(1)
Goldman Sachs	04/19/24	EUR	3,220	USD	3,502	22

SEI Institutional Managed Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	04/19/24	USD	1,420	CHF	1,280	$4
Goldman Sachs	04/19/24	USD	5,160	CHF	4,570	(75)
Goldman Sachs	04/19/24	CHF	10,984	USD	12,499	276
Morgan Stanley	04/19/24	CAD	2,550	USD	1,890	5
Morgan Stanley	04/19/24	CAD	3,600	USD	2,654	(7)
Morgan Stanley	04/19/24	USD	8,597	CAD	11,511	(88)
Morgan Stanley	04/19/24	USD	16,833	JPY	2,401,276	(919)
Morgan Stanley	04/19/24	CNH	60,232	USD	8,466	163
Morgan Stanley	04/19/24	JPY	366,170	USD	2,507	80
Morgan Stanley	04/19/24	IDR	759,546	USD	49	1
						$(843)

A list of the open OTC swap agreements held by the Fund at March 31, 2024, is as follows:

Interest Rate Swap
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citigroup Global Markets	10.2375	BRL-CDI	Annually	01/02/2029	BRL	70,430	$(157)	$–	$(157)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2024, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
FIXED 3.52%	SOFRRATE	Annually	12/20/2053	USD	7,131	$104	$–	$104
3.87%	USD-SOFR-OIS COMPOUND	Annually	02/28/2031	USD	48,920	(121)	(133)	12
3.15%	USD-SOFR-OIS COMPOUND	Annually	05/15/2048	USD	15,462	1,365	676	689
1.52% FIXED	USD-SOFR-COMPOUND	Annually	02/15/2047	USD	5,559	1,874	(60)	1,934
3.05% FIXED	USD-SOFR-OIS COMPOUND	Annually	02/15/2048	USD	10,834	1,127	492	635
0.026% FIXED	USD-SOFR-OIS-COMPOUND	Annually	02/15/2048	USD	9,739	1,700	905	795
						$6,049	$1,880	$4,169

Credit Default Swap - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-CDX.NA.HY.4206	5.00%	Quarterly	06/20/2029	$7,974	$(578)	$(559)	$(19)

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-NA.IG.4206	1.00%	Quarterly	06/20/2029	$108,087	$2,441	$2,380	$61

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Core Fixed Income Fund (Concluded)

Percentages are based on Net Assets of $3,664,967 ($ Thousands).
**	The rate reported is the 7-day effective yield as of March 31, 2024.
†	Investment in Affiliated Security (see Note 6).
(A)	Zero coupon security.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2024, the value of these securities amounted to $473,455 ($ Thousands), representing 12.9% of the Net Assets of the Fund.

(E)	Interest rate represents the security's effective yield at the time of purchase.
(F)	Certain securities or partial positions of certain securities are on loan at March 31, 2024.
(G)	Perpetual security with no stated maturity date.
(H)	No interest rate available.
(I)	Unsettled bank loan. Interest rate may not be available.
(J)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of March 31, 2024 was $143,892 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	1,487,700	–	1,487,700
U.S. Treasury Obligations	–	1,052,336	–	1,052,336
Corporate Obligations	–	993,536	–	993,536
Asset-Backed Securities	–	289,470	–	289,470
Sovereign Debt	–	31,682	–	31,682
Loan Participations	–	26,680	–	26,680
U.S. Government Agency Obligations	–	20,621	–	20,621
Municipal Bonds	–	8,484	–	8,484
Affiliated Partnership	–	143,892	–	143,892
Cash Equivalent	239,206	–	–	239,206
Purchased Options	364	–	–	364
Total Investments in Securities	239,570	4,054,401	–	4,293,971

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(411)	–	–	(411)
Futures Contracts*
Unrealized Appreciation	2,295	–	–	2,295
Unrealized Depreciation	(1,861)	–	–	(1,861)
Forward Contracts*
Unrealized Appreciation	–	707	–	707
Unrealized Depreciation	–	(1,550)	–	(1,550)
OTC Swap
Interest Rate Swap*
Unrealized Depreciation	–	(157)	–	(157)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	4,169	–	4,169
Credit Default Swaps*
Unrealized Appreciation	–	61	–	61
Unrealized Depreciation	–	(19)	–	(19)
Total Other Financial Instruments	23	3,211	–	3,234

*	Futures contracts, forward contracts and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$53,339	$680,513	$(589,895)	$1	$(66)	$143,892	$200	$—
SEI Daily Income Trust, Government Fund, Institutional Class	241,390	1,687,076	(1,689,260)	—	—	239,206	2,516	—
Totals	$294,729	$2,367,589	$(2,279,155)	$1	$(66)	$383,098	$2,716	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

High Yield Bond Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 75.6%
Communication Services — 9.5%
Altice France
8.125%, 02/01/2027 (A)	$380	$297
5.500%, 01/15/2028 (A)	340	242
5.500%, 10/15/2029 (A)	937	636
5.125%, 07/15/2029 (A)	1,249	844
Altice France Holding
10.500%, 05/15/2027 (A)	3,550	1,328
AMC Networks
4.750%, 08/01/2025	876	875
ANGI Group
3.875%, 08/15/2028 (A)	2,622	2,276
Audacy Capital
6.750%, 03/31/2029 (A)(B)(C)	3,784	123
6.500%, 05/01/2027 (A)(B)(C)	1,717	56
Beasley Mezzanine Holdings
8.625%, 02/01/2026 (A)	4,200	2,506
Belo
7.250%, 09/15/2027	250	255
C&W Senior Finance
6.875%, 09/15/2027 (A)	569	537
CCO Holdings
7.375%, 03/01/2031 (A)	1,165	1,143
5.375%, 06/01/2029 (A)	1,088	996
5.125%, 05/01/2027 (A)	4,089	3,896
5.000%, 02/01/2028 (A)	2,254	2,098
4.750%, 03/01/2030 (A)	1,720	1,477
4.750%, 02/01/2032 (A)	62	51
4.500%, 08/15/2030 (A)	4,962	4,158

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 05/01/2032	$2,260	$1,816
4.250%, 02/01/2031 (A)	4,134	3,376
Charter Communications Operating
6.384%, 10/23/2035	1,350	1,334
Cinemark USA
8.750%, 05/01/2025 (A)	96	96
5.250%, 07/15/2028 (A)	140	133
Clear Channel Outdoor Holdings Inc
9.000%, 09/15/2028 (A)	120	125
7.750%, 04/15/2028 (A)	295	258
7.500%, 06/01/2029 (A)	539	446
5.125%, 08/15/2027 (A)	2,132	2,010
Consolidated Communications
6.500%, 10/01/2028 (A)	1,950	1,703
DISH DBS
7.750%, 07/01/2026	3,115	2,086
7.375%, 07/01/2028	405	195
5.875%, 11/15/2024	4,351	4,169
5.750%, 12/01/2028 (A)	1,040	715
5.250%, 12/01/2026 (A)	1,970	1,551
5.125%, 06/01/2029	1,085	452
Frontier Communications Holdings
8.750%, 05/15/2030 (A)	211	216
6.750%, 05/01/2029 (A)	896	799
6.000%, 01/15/2030 (A)	93	79
5.875%, 10/15/2027 (A)	2,505	2,425
5.875%, 11/01/2029	102	86
5.000%, 05/01/2028 (A)	695	645
Gannett Holdings
6.000%, 11/01/2026 (A)	138	126
Gray Television
7.000%, 05/15/2027 (A)	130	121
5.875%, 07/15/2026 (A)	876	853
5.375%, 11/15/2031 (A)	4,419	2,898
4.750%, 10/15/2030 (A)	4,788	3,140
iHeartCommunications
8.375%, 05/01/2027	595	333
6.375%, 05/01/2026	2,278	1,943
5.250%, 08/15/2027 (A)	300	218
Intelsat Jackson Holdings
6.500%, 03/15/2030 (A)	1,482	1,377
Level 3 Financing
11.000%, 11/15/2029	1,280	1,331
10.750%, 12/15/2030 (A)	400	410
10.500%, 04/15/2029 (A)	1,615	1,647
10.500%, 05/15/2030 (A)	1,534	1,569
4.625%, 09/15/2027 (A)	2,105	1,400
4.500%, 04/01/2030 (A)	775	480
4.250%, 07/01/2028 (A)	843	396
3.875%, 10/15/2030 (A)	1,290	761
3.750%, 07/15/2029 (A)	1,975	879
3.625%, 01/15/2029 (A)	1,430	756

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Live Nation Entertainment
6.500%, 05/15/2027 (A)	$911	$921
5.625%, 03/15/2026 (A)	309	306
4.875%, 11/01/2024 (A)	1,832	1,820
4.750%, 10/15/2027 (A)	547	522
3.750%, 01/15/2028 (A)	668	618
Lumen Technologies
5.625%, 04/01/2025	274	258
5.375%, 06/15/2029 (A)	263	93
5.125%, 12/15/2026 (A)	1,176	800
4.500%, 01/15/2029 (A)	110	37
4.125%, 04/15/2029 (A)	300	189
4.125%, 04/15/2030 (A)	300	186
4.000%, 02/15/2027 (A)	2,002	1,240
News
5.125%, 02/15/2032 (A)	140	131
3.875%, 05/15/2029 (A)	204	187
Nexstar Media
5.625%, 07/15/2027 (A)	1,000	959
4.750%, 11/01/2028 (A)	2,465	2,246
Paramount Global
6.375%, H15T5Y + 3.999%, 03/30/2062 (D)	569	526
4.950%, 01/15/2031	569	506
Sable International Finance
5.750%, 09/07/2027 (A)	854	824
Scripps Escrow
5.875%, 07/15/2027 (A)	1,957	1,637
Scripps Escrow II
3.875%, 01/15/2029 (A)	2,278	1,811
Sinclair Television Group
5.125%, 02/15/2027 (A)	215	195
4.125%, 12/01/2030 (A)	100	73
Sirius XM Radio
5.500%, 07/01/2029 (A)	1,059	1,009
5.000%, 08/01/2027 (A)	3,415	3,286
4.125%, 07/01/2030 (A)	85	74
4.000%, 07/15/2028 (A)	612	560
3.125%, 09/01/2026 (A)	501	469
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	2,645	1,253
Stagwell Global
5.625%, 08/15/2029 (A)	363	330
TEGNA
4.750%, 03/15/2026 (A)	1,771	1,736
4.625%, 03/15/2028	2,040	1,866
Telesat Canada
6.500%, 10/15/2027 (A)	1,482	593
5.625%, 12/06/2026 (A)	3,305	1,652
United States Cellular
6.700%, 12/15/2033	420	412

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Urban One
7.375%, 02/01/2028 (A)	$4,075	$3,458
Vmed O2 UK Financing I
4.250%, 01/31/2031 (A)	2,295	1,943
VTR Comunicaciones
5.125%, 01/15/2028 (A)	925	647
4.375%, 04/15/2029 (A)	430	296
Windstream Escrow
7.750%, 08/15/2028 (A)	3,160	2,925
Zayo Group Holdings Inc
4.000%, 03/01/2027 (A)	8,399	6,914

		114,655

Consumer Discretionary — 14.9%
1011778 BC ULC
4.375%, 01/15/2028 (A)	1,360	1,286
3.875%, 01/15/2028 (A)	1,630	1,532
Academy
6.000%, 11/15/2027 (A)	1,310	1,290
Adient Global Holdings Ltd
8.250%, 04/15/2031 (A)	262	277
7.000%, 04/15/2028 (A)	17	17
4.875%, 08/15/2026 (A)	2,195	2,140
Adtalem Global Education
5.500%, 03/01/2028 (A)	1,461	1,399
Altice Financing
5.750%, 08/15/2029 (A)	1,599	1,281
5.000%, 01/15/2028 (A)	2,571	2,116
Amer Sports
6.750%, 02/16/2031 (A)	1,159	1,156
American Axle & Manufacturing
6.875%, 07/01/2028	488	486
6.500%, 04/01/2027	305	304
6.250%, 03/15/2026	60	60
5.000%, 10/01/2029	112	101
Aramark Services
5.000%, 02/01/2028 (A)	287	277
Asbury Automotive Group
4.625%, 11/15/2029 (A)	1,011	933
4.500%, 03/01/2028	1,661	1,581
Ashton Woods USA
6.625%, 01/15/2028 (A)	2,072	2,080
4.625%, 04/01/2030 (A)	620	567
Aston Martin Capital Holdings
10.000%, 03/31/2029 (A)	1,675	1,705
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(E)(F)	2,750	–
Bath & Body Works
7.600%, 07/15/2037	370	368
7.500%, 06/15/2029	271	281
6.875%, 11/01/2035	964	985
6.750%, 07/01/2036	2,590	2,616

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.625%, 10/01/2030 (A)	$1,669	$1,705
5.250%, 02/01/2028	349	342
Brookfield Residential Properties
6.250%, 09/15/2027 (A)	884	865
5.000%, 06/15/2029 (A)	135	122
4.875%, 02/15/2030 (A)	1,800	1,615
Caesars Entertainment
8.125%, 07/01/2027 (A)	430	441
7.000%, 02/15/2030 (A)	2,150	2,207
6.500%, 02/15/2032 (A)	210	212
4.625%, 10/15/2029 (A)	1,029	938
Carnival
7.000%, 08/15/2029 (A)	102	107
6.000%, 05/01/2029 (A)	4,644	4,582
5.750%, 03/01/2027 (A)	1,348	1,334
4.000%, 08/01/2028 (A)	1,403	1,307
Carnival Holdings Bermuda
10.375%, 05/01/2028 (A)	1,359	1,483
Carvana, Strike Price Fixed
14.000% cash/0% PIK, 06/01/2031 (A)	808	812
12.000% cash/0% PIK, 12/01/2028 (A)	1,232	1,204
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	514	509
Cedar Fair
5.375%, 04/15/2027	140	138
5.250%, 07/15/2029	295	280
Clarios Global
8.500%, 05/15/2027 (A)	3,925	3,931
6.750%, 05/15/2025 (A)	576	576
6.750%, 05/15/2028 (A)	203	206
6.250%, 05/15/2026 (A)	486	486
CMG Media
8.875%, 12/15/2027 (A)	4,100	2,717
Cooper-Standard Automotive
13.500% cash/0% PIK, 03/31/2027 (A)	1,578	1,704
5.625% cash/0% PIK, 05/15/2027 (A)	970	726
CSC Holdings
11.250%, 05/15/2028 (A)	2,399	2,377
7.500%, 04/01/2028 (A)	330	222
6.500%, 02/01/2029 (A)	2,235	1,894
5.750%, 01/15/2030 (A)	2,064	1,092
4.625%, 12/01/2030 (A)	1,370	696
4.500%, 11/15/2031 (A)	299	212
3.375%, 02/15/2031 (A)	463	315
Dana
5.625%, 06/15/2028	205	200
Diamond Sports Group
6.625%, 08/15/2027 (A)(B)	1,993	55
5.375%, 08/15/2026 (A)(B)	2,955	81

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
DirecTV Financing
8.875%, 02/01/2030 (A)	$1,130	$1,127
5.875%, 08/15/2027 (A)	2,291	2,168
DISH Network
11.750%, 11/15/2027 (A)	5,034	5,139
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (A)	880	782
eG Global Finance
12.000%, 11/30/2028 (A)	1,515	1,610
Empire Resorts
7.750%, 11/01/2026 (A)	2,690	2,497
EquipmentShare.com
9.000%, 05/15/2028 (A)	402	414
Everi Holdings
5.000%, 07/15/2029 (A)	1,423	1,410
Fertitta Entertainment
4.625%, 01/15/2029 (A)	1,408	1,291
Fontainebleau Las Vegas Holdings
11.000%, 06/15/2015 (A)(B)	3,108	–
Ford Motor Credit
7.200%, 06/10/2030	200	212
6.950%, 03/06/2026	200	204
6.950%, 06/10/2026	200	204
6.800%, 05/12/2028	200	208
4.687%, 06/09/2025	655	646
4.542%, 08/01/2026	730	709
3.815%, 11/02/2027	300	281
3.375%, 11/13/2025	200	192
2.700%, 08/10/2026	200	187
Ford Motor Credit MTN
4.389%, 01/08/2026	715	697
Foundation Building Materials
6.000%, 03/01/2029 (A)	883	812
GCI
4.750%, 10/15/2028 (A)	639	586
Goodyear Tire & Rubber
5.250%, 04/30/2031	122	112
5.250%, 07/15/2031	304	277
5.000%, 07/15/2029	327	305
GrubHub Holdings
5.500%, 07/01/2027 (A)	1,865	1,694
Hanesbrands
9.000%, 02/15/2031 (A)	87	89
Hilton Domestic Operating
6.125%, 04/01/2032 (A)	1,224	1,229
5.875%, 04/01/2029 (A)	87	87
5.750%, 05/01/2028 (A)	246	246
4.875%, 01/15/2030	50	48
4.000%, 05/01/2031 (A)	4,170	3,727
3.750%, 05/01/2029 (A)	1,159	1,063
International Game Technology
5.250%, 01/15/2029 (A)	1,685	1,628

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.125%, 04/15/2026 (A)	$604	$586
Jacobs Entertainment
6.750%, 02/15/2029 (A)	1,835	1,777
Jaguar Land Rover Automotive
5.500%, 07/15/2029 (A)	1,485	1,429
KB Home
7.250%, 07/15/2030	1,474	1,525
LBM Acquisition
6.250%, 01/15/2029 (A)	1,272	1,193
LCM Investments Holdings II
4.875%, 05/01/2029 (A)	1,094	1,006
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	1,015	953
LGI Homes
8.750%, 12/15/2028 (A)	1,530	1,614
Liberty Interactive
8.250%, 02/01/2030	5,150	3,155
Life Time
5.750%, 01/15/2026 (A)	1,175	1,166
Lions Gate Capital Holdings
5.500%, 04/15/2029 (A)	1,155	884
Lithia Motors
3.875%, 06/01/2029 (A)	341	307
McGraw-Hill Education
5.750%, 08/01/2028 (A)	1,970	1,856
MGM Resorts International
6.500%, 04/15/2032	176	176
5.750%, 06/15/2025	674	673
4.750%, 10/15/2028	1,391	1,323
Midcontinent Communications
5.375%, 08/15/2027 (A)	472	448
Midwest Gaming Borrower
4.875%, 05/01/2029 (A)	1,227	1,136
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(E)	5,936	–
NESCO Holdings II
5.500%, 04/15/2029 (A)	271	256
Newell Brands
6.875%, 04/01/2036	70	62
6.625%, 09/15/2029	70	68
6.375%, 09/15/2027	200	197
5.700%, 04/01/2026	420	412
Nordstrom
4.375%, 04/01/2030	563	510
PECF USS Intermediate Holding III
8.000%, 11/15/2029 (A)	1,230	646
PetSmart
7.750%, 02/15/2029 (A)	1,085	1,056
4.750%, 02/15/2028 (A)	1,335	1,250
PM General Purchaser
9.500%, 10/01/2028 (A)	348	355

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
QVC
4.750%, 02/15/2027	$3,330	$2,965
4.375%, 09/01/2028	250	200
Radiate Holdco
6.500%, 09/15/2028 (A)	540	257
4.500%, 09/15/2026 (A)	3,765	2,994
Raptor Acquisition
4.875%, 11/01/2026 (A)	233	224
Real Hero Merger Sub 2
6.250%, 02/01/2029 (A)	1,255	1,100
Royal Caribbean Cruises
9.250%, 01/15/2029 (A)	225	241
8.250%, 01/15/2029 (A)	225	238
7.250%, 01/15/2030 (A)	165	172
6.250%, 03/15/2032 (A)	1,327	1,338
Service International
7.500%, 04/01/2027	460	477
Shea Homes
4.750%, 04/01/2029	825	778
Shutterfly Finance
9.750%, 10/01/2027 (A)	83	83
8.500% cash/0% PIK, 10/01/2027 (A)	528	417
Six Flags Entertainment
7.250%, 05/15/2031 (A)	1,706	1,728
5.500%, 04/15/2027 (A)	20	20
Six Flags Theme Parks
7.000%, 07/01/2025 (A)	82	82
Sonic Automotive
4.625%, 11/15/2029 (A)	249	223
Specialty Building Products Holdings
6.375%, 09/30/2026 (A)	2,394	2,378
SRS Distribution
6.125%, 07/01/2029 (A)	1,040	1,061
6.000%, 12/01/2029 (A)	1,039	1,061
4.625%, 07/01/2028 (A)	342	344
Staples
10.750%, 04/15/2027 (A)	3,544	3,369
7.500%, 04/15/2026 (A)	2,721	2,655
Station Casinos
6.625%, 03/15/2032 (A)	1,380	1,394
4.500%, 02/15/2028 (A)	585	551
StoneMor
8.500%, 05/15/2029 (A)	2,410	1,663
Studio City Finance
5.000%, 01/15/2029 (A)	1,295	1,139
Superior Plus
4.500%, 03/15/2029 (A)	202	187
Taylor Morrison Communities
5.125%, 08/01/2030 (A)	1,768	1,688
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	2,600	2,439

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tempur Sealy International
4.000%, 04/15/2029 (A)	$540	$490
3.875%, 10/15/2031 (A)	1,356	1,152
Time Warner Entertainment
8.375%, 07/15/2033	1,028	1,147
Univision Communications
8.000%, 08/15/2028 (A)	1,530	1,559
7.375%, 06/30/2030 (A)	326	322
6.625%, 06/01/2027 (A)	5	5
4.500%, 05/01/2029 (A)	810	724
Vail Resorts
6.250%, 05/15/2025 (A)	701	701
Victoria's Secret
4.625%, 07/15/2029 (A)	2,566	2,105
Viking Cruises
5.875%, 09/15/2027 (A)	2,030	1,992
Virgin Media Finance
5.000%, 07/15/2030 (A)	493	417
Virgin Media Secured Finance
5.500%, 05/15/2029 (A)	170	157
4.500%, 08/15/2030 (A)	480	414
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	1,612	1,479
Vista Outdoor
4.500%, 03/15/2029 (A)	408	409
Wand NewCo 3
7.625%, 01/30/2032 (A)	1,156	1,196
White Cap Parent
8.250% cash/0% PIK, 03/15/2026 (A)	1,765	1,763
Wolverine World Wide
4.000%, 08/15/2029 (A)	2,562	2,056
WW International
4.500%, 04/15/2029 (A)	1,410	557
Wynn Las Vegas
5.250%, 05/15/2027 (A)	790	774
Wynn Macau
5.125%, 12/15/2029 (A)	1,095	1,000
Wynn Resorts Finance
7.125%, 02/15/2031 (A)	758	785
5.125%, 10/01/2029 (A)	394	373
Yum! Brands
6.875%, 11/15/2037	850	935
5.375%, 04/01/2032	1,443	1,396
3.625%, 03/15/2031	1,915	1,695
Ziggo Bond BV
6.000%, 01/15/2027 (A)	363	358

		179,858

Consumer Staples — 2.6%
Albertsons
5.875%, 02/15/2028 (A)	130	129
4.875%, 02/15/2030 (A)	3,320	3,159

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.625%, 01/15/2027 (A)	$876	$848
3.500%, 03/15/2029 (A)	463	415
3.250%, 03/15/2026 (A)	201	191
Central Garden & Pet
5.125%, 02/01/2028	350	339
4.125%, 10/15/2030	242	217
4.125%, 04/30/2031 (A)	168	148
Chobani
7.625%, 07/01/2029 (A)	588	596
4.625%, 11/15/2028 (A)	514	479
Coty
6.625%, 07/15/2030 (A)	401	407
4.750%, 01/15/2029 (A)	1,740	1,647
Edgewell Personal Care
5.500%, 06/01/2028 (A)	315	308
4.125%, 04/01/2029 (A)	192	176
Energizer Holdings
6.500%, 12/31/2027 (A)	133	133
4.750%, 06/15/2028 (A)	484	448
4.375%, 03/31/2029 (A)	642	575
Fiesta Purchaser
7.875%, 03/01/2031 (A)	487	503
High Ridge Brands Co. (Escrow Security)
8.875%, 03/15/2025 (A)(B)	445	–
HLF Financing Sarl
4.875%, 06/01/2029 (A)	2,345	1,630
Lamb Weston Holdings
4.125%, 01/31/2030 (A)	1,430	1,304
LSF9 Atlantis Holdings
7.750%, 02/15/2026 (A)	3,073	3,045
New Albertsons
8.700%, 05/01/2030	705	770
8.000%, 05/01/2031	910	953
Performance Food Group
6.875%, 05/01/2025 (A)	50	50
5.500%, 10/15/2027 (A)	370	363
4.250%, 08/01/2029 (A)	475	436
Post Holdings
5.625%, 01/15/2028 (A)	2,134	2,097
5.500%, 12/15/2029 (A)	1,182	1,142
4.625%, 04/15/2030 (A)	83	76
Rite Aid
8.000%, 11/15/2026 (A)(B)	3,047	2,102
7.500%, 07/01/2025 (A)(B)	846	563
Sigma Holdco BV
7.875%, 05/15/2026 (A)	2,802	2,690
Simmons Foods
4.625%, 03/01/2029 (A)	450	398
Spectrum Brands
5.000%, 10/01/2029 (A)	100	98
3.875%, 03/15/2031 (A)	93	90

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Triton Water Holdings
6.250%, 04/01/2029 (A)	$1,877	$1,710
US Foods
6.875%, 09/15/2028 (A)	83	85
4.625%, 06/01/2030 (A)	230	213
Walgreens Boots Alliance
4.800%, 11/18/2044	910	765

		31,298

Energy — 10.5%
Aethon United BR
8.250%, 02/15/2026 (A)	1,216	1,230
Antero Midstream Partners
7.875%, 05/15/2026 (A)	323	330
5.750%, 03/01/2027 (A)	50	49
5.750%, 01/15/2028 (A)	300	295
5.375%, 06/15/2029 (A)	1,776	1,708
Antero Resources
8.375%, 07/15/2026 (A)	260	270
7.625%, 02/01/2029 (A)	160	164
Apache
5.100%, 09/01/2040	2,111	1,812
Archrock Partners
6.875%, 04/01/2027 (A)	275	276
6.250%, 04/01/2028 (A)	1,079	1,067
Ascent Resources Utica Holdings
8.250%, 12/31/2028 (A)	1,978	2,032
7.000%, 11/01/2026 (A)	1,301	1,304
5.875%, 06/30/2029 (A)	1,110	1,059
Baytex Energy
8.750%, 04/01/2027 (A)	325	339
8.500%, 04/30/2030 (A)	320	334
7.375%, 03/15/2032 (A)	1,380	1,394
Blue Racer Midstream
7.625%, 12/15/2025 (A)	1,371	1,379
Buckeye Partners
4.500%, 03/01/2028 (A)	400	380
4.125%, 03/01/2025 (A)	230	225
4.125%, 12/01/2027	135	127
Cheniere Energy Partners
4.000%, 03/01/2031	389	354
3.250%, 01/31/2032	260	221
Chesapeake Energy Corp
7.500%, 10/01/2026 (B)(C)(E)	2,515	50
7.000%, 10/01/2024 (B)(E)	1,135	23
6.750%, 04/15/2029 (A)	1,638	1,656
Chord Energy Corp
6.375%, 06/01/2026 (A)	379	381
CITGO Petroleum
6.375%, 06/15/2026 (A)	2,025	2,031
Civitas Resources
8.750%, 07/01/2031 (A)	1,739	1,861

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
8.625%, 11/01/2030 (A)	$2,012	$2,160
8.375%, 07/01/2028 (A)	319	336
Comstock Resources
6.750%, 03/01/2029 (A)	4,403	4,199
5.875%, 01/15/2030 (A)	225	204
Crescent Energy Finance
9.250%, 02/15/2028 (A)	459	485
7.625%, 04/01/2032 (A)	154	155
CVR Energy
8.500%, 01/15/2029 (A)	1,625	1,645
Diamond Foreign Asset
8.500%, 10/01/2030 (A)	258	272
DT Midstream
4.375%, 06/15/2031 (A)	103	93
4.125%, 06/15/2029 (A)	210	193
Enbridge
8.250%, H15T5Y + 3.785%, 01/15/2084 (D)	1,615	1,681
Encino Acquisition Partners Holdings
8.500%, 05/01/2028 (A)	2,521	2,548
Energy Transfer
8.000%, 04/01/2029 (A)	698	724
8.000%, H15T5Y + 4.020%, 05/15/2054 (D)	1,572	1,649
7.375%, 02/01/2031 (A)	97	101
6.750%, H15T5Y + 5.134%(D)(G)	300	295
6.625%, US0003M + 4.155%(D)(G)	855	798
6.500%, H15T5Y + 5.694%(D)(G)	1,730	1,696
5.500%, 06/01/2027	1,564	1,574
EnLink Midstream
6.500%, 09/01/2030 (A)	1,620	1,667
5.375%, 06/01/2029	2,875	2,822
EnLink Midstream Partners
5.600%, 04/01/2044	1,695	1,509
5.450%, 06/01/2047	557	485
Enviva Partners
6.500%, 01/15/2026 (A)(B)	2,139	930
EQM Midstream Partners
7.500%, 06/01/2027 (A)	170	174
7.500%, 06/01/2030 (A)	139	149
6.500%, 07/01/2027 (A)	150	152
6.500%, 07/15/2048	1,735	1,740
6.000%, 07/01/2025 (A)	67	67
4.750%, 01/15/2031 (A)	1,109	1,031
4.500%, 01/15/2029 (A)	1,314	1,232
Genesis Energy
8.875%, 04/15/2030	1,715	1,795
8.250%, 01/15/2029	68	70
8.000%, 01/15/2027	102	103
7.750%, 02/01/2028	315	317
Greenfire Resources
12.000%, 10/01/2028 (A)	1,115	1,187

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Gulfport Energy Corp
8.000%, 05/17/2026 (A)	$555	$564
Gulfport Energy Operating (Escrow Security)
6.375%, 05/15/2025 (E)	183	–
6.375%, 01/15/2026 (B)	585	1
6.000%, 10/15/2024 (B)	215	1
Harvest Midstream I
7.500%, 09/01/2028 (A)	1,000	1,014
Hess Midstream Operations
5.625%, 02/15/2026 (A)	340	337
4.250%, 02/15/2030 (A)	612	563
Hilcorp Energy I
6.250%, 04/15/2032 (A)	85	84
6.000%, 04/15/2030 (A)	101	99
6.000%, 02/01/2031 (A)	1,421	1,381
Howard Midstream Energy Partners
8.875%, 07/15/2028 (A)	210	222
6.750%, 01/15/2027 (A)	1,640	1,636
ITT Holdings
6.500%, 08/01/2029 (A)	2,505	2,286
Kinetik Holdings
6.625%, 12/15/2028 (A)	1,760	1,791
Kodiak Gas Services
7.250%, 02/15/2029 (A)	1,691	1,722
Matador Resources
6.500%, 04/15/2032 (A)	1,692	1,694
Moss Creek Resources Holdings
10.500%, 05/15/2027 (A)	864	891
7.500%, 01/15/2026 (A)	2,026	2,024
Nabors Industries
7.250%, 01/15/2026 (A)	93	92
New Fortress Energy
8.750%, 03/15/2029 (A)	1,200	1,195
NGL Energy Operating
8.375%, 02/15/2032 (A)	172	176
8.125%, 02/15/2029 (A)	1,798	1,842
Northern Oil & Gas
8.750%, 06/15/2031 (A)	565	597
8.125%, 03/01/2028 (A)	1,084	1,100
Northriver Midstream Finance
5.625%, 02/15/2026 (A)	1,240	1,229
NuStar Logistics
6.375%, 10/01/2030	134	135
6.000%, 06/01/2026	255	254
5.750%, 10/01/2025	119	118
5.625%, 04/28/2027	120	119
PBF Holding
7.875%, 09/15/2030 (A)	1,610	1,670
Permian Resources Operating
9.875%, 07/15/2031 (A)	195	217
7.000%, 01/15/2032 (A)	1,787	1,854
6.875%, 04/01/2027 (A)	150	150

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Prairie Acquiror
9.000%, 08/01/2029 (A)	$86	$89
Precision Drilling
7.125%, 01/15/2026 (A)	310	310
Range Resources
8.250%, 01/15/2029	417	434
4.875%, 05/15/2025	290	288
Rockcliff Energy II
5.500%, 10/15/2029 (A)	2,497	2,337
Rockies Express Pipeline
4.800%, 05/15/2030 (A)	1,428	1,320
Seventy Seven Operating (Escrow Security)
6.625%, 01/15/2020 (B)(E)	1,869	–
Sitio Royalties Operating Partnership
7.875%, 11/01/2028 (A)	1,765	1,826
SM Energy
6.625%, 01/15/2027	73	73
6.500%, 07/15/2028	113	113
5.625%, 06/01/2025	295	294
Solaris Midstream Holdings
7.625%, 04/01/2026 (A)	1,262	1,276
Southwestern Energy
8.375%, 09/15/2028	170	176
5.375%, 02/01/2029	32	31
5.375%, 03/15/2030	239	230
4.750%, 02/01/2032	38	35
Summit Midstream Holdings
12.000%, 10/15/2026 (A)	1,388	1,390
Sunoco
5.875%, 03/15/2028	1,865	1,847
4.500%, 05/15/2029	983	914
4.500%, 04/30/2030	1,352	1,238
Tallgrass Energy Partners
7.375%, 02/15/2029 (A)	1,635	1,645
6.000%, 03/01/2027 (A)	270	266
6.000%, 12/31/2030 (A)	2,365	2,246
6.000%, 09/01/2031 (A)	722	674
5.500%, 01/15/2028 (A)	1,485	1,431
TerraForm Power Operating
5.000%, 01/31/2028 (A)	3,107	2,959
4.750%, 01/15/2030 (A)	375	344
Transocean
11.500%, 01/30/2027 (A)	297	309
8.750%, 02/15/2030 (A)	1,203	1,255
7.250%, 11/01/2025 (A)	1,624	1,617
6.800%, 03/15/2038	2,089	1,753
Transocean Titan Financing
8.375%, 02/01/2028 (A)	58	60
Valaris
8.375%, 04/30/2030 (A)	129	133
Venture Global Calcasieu Pass
4.125%, 08/15/2031 (A)	2,665	2,370

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.875%, 08/15/2029 (A)	$255	$229
3.875%, 11/01/2033 (A)	1,365	1,160
Venture Global LNG
9.875%, 02/01/2032 (A)	1,882	2,028
9.500%, 02/01/2029 (A)	140	151
8.125%, 06/01/2028 (A)	2,365	2,413
Vital Energy
10.125%, 01/15/2028	483	507
9.750%, 10/15/2030	90	99
7.875%, 04/15/2032 (A)	138	140
Weatherford International
8.625%, 04/30/2030 (A)	1,657	1,730
Western Midstream Operating
5.250%, 02/01/2050	2,061	1,844

		127,231

Financials — 7.7%
Acrisure
10.125%, 08/01/2026 (A)	1,211	1,257
8.250%, 02/01/2029 (A)	1,177	1,182
4.250%, 02/15/2029 (A)	354	320
AG Issuer
6.250%, 03/01/2028 (A)	1,208	1,183
Alliant Holdings Intermediate
7.000%, 01/15/2031 (A)	3,539	3,575
4.250%, 10/15/2027 (A)	476	448
Ally Financial
4.750%, 06/09/2027	1,401	1,361
AmWINS Group
6.375%, 02/15/2029 (A)	1,391	1,398
Ardonagh Finco
7.750%, 02/15/2031 (A)	671	668
Ardonagh Group Finance
8.875%, 02/15/2032 (A)	584	577
Aretec Group
10.000%, 08/15/2030 (A)	2,997	3,274
Barclays
8.000%, H15T5Y + 5.431%(D)(G)	883	881
Blackstone Private Credit Fund
2.625%, 12/15/2026	2,248	2,051
Block
3.500%, 06/01/2031	301	262
2.750%, 06/01/2026	140	132
Blue Owl Capital
3.400%, 07/15/2026	1,587	1,495
Citigroup
3.875%, H15T5Y + 3.417%(D)(G)	854	806
Coinbase Global
3.375%, 10/01/2028 (A)	551	472
Comerica Bank
2.500%, 07/23/2024	236	233

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CPI CG
8.625%, 03/15/2026 (A)	$1,718	$1,711
Credit Acceptance
9.250%, 12/15/2028 (A)	1,620	1,742
Encore Capital Group
9.250%, 04/01/2029 (A)	1,400	1,434
Finance of America Funding
7.875%, 11/15/2025 (A)	4,607	3,649
FirstCash
6.875%, 03/01/2032 (A)	1,735	1,734
Freedom Mortgage
12.000%, 10/01/2028 (A)	1,458	1,589
Freedom Mortgage Holdings
9.250%, 02/01/2029 (A)	1,570	1,607
Genworth Holdings
6.500%, 06/15/2034	1,210	1,165
GGAM Finance
6.875%, 04/15/2029 (A)	488	490
Global Atlantic Finance
7.950%, 06/15/2033 (A)	889	987
HAT Holdings I
6.000%, 04/15/2025 (A)	957	953
3.750%, 09/15/2030 (A)	415	349
3.375%, 06/15/2026 (A)	577	543
Howden UK Refinance
8.125%, 02/15/2032 (A)	292	295
7.250%, 02/15/2031 (A)	1,105	1,109
HUB International
7.250%, 06/15/2030 (A)	1,313	1,349
Intesa Sanpaolo
4.950%, H15T1Y + 2.750%, 06/01/2042 (A)(D)	1,135	847
Ladder Capital Finance Holdings LLLP
5.250%, 10/01/2025 (A)	647	635
4.750%, 06/15/2029 (A)	3,765	3,423
4.250%, 02/01/2027 (A)	608	569
LPL Holdings
4.625%, 11/15/2027 (A)	568	545
4.375%, 05/15/2031 (A)	325	296
Macquarie Airfinance Holdings
6.500%, 03/26/2031 (A)	180	183
6.400%, 03/26/2029 (A)	180	183
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	2,435	2,246
5.625%, 01/15/2030 (A)	1,451	1,249
MPH Acquisition Holdings
5.750%, 11/01/2028 (A)	414	327
5.500%, 09/01/2028 (A)	271	230
Nationstar Mortgage Holdings
7.125%, 02/01/2032 (A)	140	139
6.000%, 01/15/2027 (A)	60	59
5.750%, 11/15/2031 (A)	275	254

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.500%, 08/15/2028 (A)	$2,346	$2,245
5.125%, 12/15/2030 (A)	143	130
5.000%, 02/01/2026 (A)	297	290
Navient
9.375%, 07/25/2030	568	608
5.500%, 03/15/2029	400	372
Navient MTN
5.625%, 08/01/2033	1,440	1,192
OneMain Finance
9.000%, 01/15/2029	404	429
7.875%, 03/15/2030	1,595	1,645
6.625%, 01/15/2028	267	268
5.375%, 11/15/2029	3,620	3,403
4.000%, 09/15/2030	1,399	1,197
3.875%, 09/15/2028	253	226
3.500%, 01/15/2027	995	924
Osaic Holdings
10.750%, 08/01/2027 (A)	3,187	3,295
Panther Escrow Issuer
7.125%, 06/01/2031 (A)	3,096	3,148
PennyMac Financial Services
7.875%, 12/15/2029 (A)	1,579	1,623
5.750%, 09/15/2031 (A)	1,606	1,490
4.250%, 02/15/2029 (A)	1,980	1,806
PRA Group
8.375%, 02/01/2028 (A)	1,050	1,045
5.000%, 10/01/2029 (A)	615	518
Rithm Capital
6.250%, 10/15/2025 (A)	790	783
Rocket Mortgage
4.000%, 10/15/2033 (A)	2,067	1,751
3.625%, 03/01/2029 (A)	1,182	1,063
2.875%, 10/15/2026 (A)	185	171
Sabre GLBL
11.250%, 12/15/2027 (A)	3,925	3,684
Starwood Property Trust
7.250%, 04/01/2029 (A)	1,628	1,641
4.375%, 01/15/2027 (A)	883	831
UniCredit
5.861%, USISDA05 + 3.703%, 06/19/2032 (A)(D)	1,225	1,196
United Wholesale Mortgage
5.750%, 06/15/2027 (A)	1,374	1,336
5.500%, 11/15/2025 (A)	867	859
5.500%, 04/15/2029 (A)	142	134
WeWork US
15.000% cash/0% PIK, 08/15/2027 (A)(B)	1,853	185
11.000% cash/0% PIK, 08/15/2027 (A)(B)	2,325	140

		93,094

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Health Care — 6.3%
Acadia Healthcare
5.000%, 04/15/2029 (A)	$883	$839
AHP Health Partners
5.750%, 07/15/2029 (A)	251	228
Akumin
9.000%, 08/01/2027 (A)	2,020	1,752
8.000%, 08/01/2028 (A)(B)	535	442
AthenaHealth Group
6.500%, 02/15/2030 (A)	1,347	1,232
Avantor Funding
4.625%, 07/15/2028 (A)	564	534
Bausch + Lomb
8.375%, 10/01/2028 (A)	855	885
Bausch Health
11.000%, 09/30/2028 (A)	1,213	810
9.000%, 12/15/2025 (A)	1,655	1,572
5.750%, 08/15/2027 (A)	220	127
5.500%, 11/01/2025 (A)	990	934
5.250%, 01/30/2030 (A)	75	31
5.250%, 02/15/2031 (A)	193	79
5.000%, 01/30/2028 (A)	215	96
5.000%, 02/15/2029 (A)	445	186
4.875%, 06/01/2028 (A)	485	265
Bausch Health Americas
9.250%, 04/01/2026 (A)	390	367
8.500%, 01/31/2027 (A)	444	261
Catalent Pharma Solutions
3.500%, 04/01/2030 (A)	1,751	1,668
Charles River Laboratories International
4.250%, 05/01/2028 (A)	1,633	1,540
4.000%, 03/15/2031 (A)	1,280	1,144
CHS
8.000%, 03/15/2026 (A)	1,492	1,489
8.000%, 12/15/2027 (A)	810	795
6.125%, 04/01/2030 (A)	79	57
6.000%, 01/15/2029 (A)	260	227
5.625%, 03/15/2027 (A)	3,848	3,542
5.250%, 05/15/2030 (A)	282	230
4.750%, 02/15/2031 (A)	1,676	1,293
DaVita
4.625%, 06/01/2030 (A)	1,640	1,468
3.750%, 02/15/2031 (A)	453	380
Embecta
6.750%, 02/15/2030 (A)	1,475	1,278
5.000%, 02/15/2030 (A)	395	323
Emergent BioSolutions
3.875%, 08/15/2028 (A)	307	144
Encompass Health
4.625%, 04/01/2031	450	409
4.500%, 02/01/2028	440	419

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Endo DAC
9.500%, 07/31/2027 (A)(B)	$1,406	$92
6.000%, 06/30/2028 (A)(B)	1,302	90
Endo Luxembourg Finance I Sarl
6.125%, 04/01/2029 (A)(B)(C)	1,485	965
Envision Healthcare Corp
8.750%, 10/15/2026 (E)	1,825	–
Global Medical Response
6.500%, 10/01/2025 (A)	3,448	3,276
Grifols
4.750%, 10/15/2028 (A)	2,088	1,727
HCA
3.500%, 09/01/2030	1,065	963
Heartland Dental
10.500%, 04/30/2028 (A)	1,565	1,663
IQVIA
6.500%, 05/15/2030 (A)	1,100	1,122
5.000%, 10/15/2026 (A)	805	788
LifePoint Health
11.000%, 10/15/2030 (A)	1,225	1,309
9.875%, 08/15/2030 (A)	369	386
5.375%, 01/15/2029 (A)	564	465
Mallinckrodt International Finance
14.750%, 11/14/2028 (A)	319	350
Medline Borrower
6.250%, 04/01/2029 (A)	777	781
3.875%, 04/01/2029 (A)	5,189	4,723
Molina Healthcare
4.375%, 06/15/2028 (A)	1,166	1,096
3.875%, 11/15/2030 (A)	1,845	1,640
Option Care Health
4.375%, 10/31/2029 (A)	2,725	2,498
Organon
5.125%, 04/30/2031 (A)	2,072	1,842
4.125%, 04/30/2028 (A)	781	728
Owens & Minor
6.625%, 04/01/2030 (A)	185	184
4.500%, 03/31/2029 (A)	397	363
Par Pharmaceutical
7.500%, 04/01/2027 (A)(B)(C)	1,373	900
Pediatrix Medical Group
5.375%, 02/15/2030 (A)	1,580	1,435
Prime Security Services Borrower
3.375%, 08/31/2027 (A)	689	633
Radiology Partners
9.781%, 02/15/2030 (A)	1,577	1,270
8.500%, 01/31/2029 (A)	4,940	4,584
Surgery Center Holdings
7.250%, 04/15/2032 (A)	758	764
Team Health Holdings
13.500%, 06/30/2028	420	466
6.375%, 02/01/2025 (A)	2,997	2,765

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tenet Healthcare
6.750%, 05/15/2031 (A)	$1,042	$1,061
6.250%, 02/01/2027	305	305
6.125%, 10/01/2028	375	374
6.125%, 06/15/2030	3,336	3,328
5.125%, 11/01/2027	688	673
4.625%, 06/15/2028	1,299	1,237
4.375%, 01/15/2030	800	739
4.250%, 06/01/2029	1,537	1,429

		76,060

Industrials — 8.4%
AAR Escrow Issuer
6.750%, 03/15/2029 (A)	2,505	2,524
ACCO Brands
4.250%, 03/15/2029 (A)	545	491
Allegiant Travel
7.250%, 08/15/2027 (A)	858	853
Allied Universal Holdco
6.625%, 07/15/2026 (A)	79	79
4.625%, 06/01/2028 (A)	400	364
Allison Transmission
5.875%, 06/01/2029 (A)	210	208
4.750%, 10/01/2027 (A)	2,071	1,993
3.750%, 01/30/2031 (A)	255	222
American Airlines
5.750%, 04/20/2029 (A)	3,951	3,883
5.500%, 04/20/2026 (A)	750	745
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	1,046	979
APi Group DE
4.750%, 10/15/2029 (A)	135	124
API Group DE
4.125%, 07/15/2029 (A)	214	193
Avis Budget Car Rental
8.000%, 02/15/2031 (A)	1,601	1,598
5.750%, 07/15/2027 (A)	280	270
5.375%, 03/01/2029 (A)	558	520
4.750%, 04/01/2028 (A)	60	56
Beacon Roofing Supply
4.500%, 11/15/2026 (A)	1,350	1,312
Bombardier
8.750%, 11/15/2030 (A)	102	109
7.875%, 04/15/2027 (A)	1,916	1,917
7.500%, 02/01/2029 (A)	853	879
7.250%, 07/01/2031 (A)	474	475
Builders FirstSource
6.375%, 06/15/2032 (A)	246	250
6.375%, 03/01/2034 (A)	135	135
4.250%, 02/01/2032 (A)	2,008	1,801
BWX Technologies
4.125%, 06/30/2028 (A)	1,233	1,150

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.125%, 04/15/2029 (A)	$1,099	$1,014
Camelot Return Merger Sub
8.750%, 08/01/2028 (A)	1,595	1,638
Chart Industries
9.500%, 01/01/2031 (A)	1,555	1,693
7.500%, 01/01/2030 (A)	244	254
Clean Harbors
4.875%, 07/15/2027 (A)	775	752
Conduent Business Services
6.000%, 11/01/2029 (A)	310	281
CoreCivic
8.250%, 04/15/2029	305	319
CP Atlas Buyer
7.000%, 12/01/2028 (A)	1,353	1,270
EMRLD Borrower
6.625%, 12/15/2030 (A)	4,299	4,340
Enviri
5.750%, 07/31/2027 (A)	465	438
Esab
6.250%, 04/15/2029 (A)	154	155
First Student Bidco
4.000%, 07/31/2029 (A)	15	13
Garda World Security
9.500%, 11/01/2027 (A)	320	321
6.000%, 06/01/2029 (A)	242	216
GFL Environmental
6.750%, 01/15/2031 (A)	108	111
5.125%, 12/15/2026 (A)	335	329
4.750%, 06/15/2029 (A)	891	838
4.375%, 08/15/2029 (A)	146	134
4.000%, 08/01/2028 (A)	694	640
3.500%, 09/01/2028 (A)	1,415	1,296
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	175	171
5.625%, 06/01/2029 (A)	332	305
GrafTech Finance
4.625%, 12/15/2028 (A)	955	614
GrafTech Global Enterprises
9.875%, 12/15/2028 (A)	918	681
Griffon
5.750%, 03/01/2028	500	490
H&E Equipment Services
3.875%, 12/15/2028 (A)	2,285	2,092
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (A)	1,776	1,667
Hertz
5.000%, 12/01/2029 (A)	663	513
4.625%, 12/01/2026 (A)	257	233
Hertz (Escrow Security)
7.125%, 08/01/2026 (A)(B)	465	42
6.000%, 01/15/2028 (A)(B)	450	41
5.500%, 10/15/2024 (A)(B)	559	18

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Icahn Enterprises
6.250%, 05/15/2026	$883	$852
5.250%, 05/15/2027	1,145	1,035
JELD-WEN
4.875%, 12/15/2027 (A)	250	239
4.625%, 12/15/2025 (A)	145	142
Korn Ferry
4.625%, 12/15/2027 (A)	2,197	2,092
Madison IAQ
5.875%, 06/30/2029 (A)	2,400	2,196
4.125%, 06/30/2028 (A)	175	162
MasTec
4.500%, 08/15/2028 (A)	433	412
Mileage Plus Holdings
6.500%, 06/20/2027 (A)	1,761	1,771
Miter Brands Acquisition Holdco
6.750%, 04/01/2032 (A)	1,807	1,813
MIWD Holdco II
5.500%, 02/01/2030 (A)	221	203
Moog
4.250%, 12/15/2027 (A)	800	753
Pitney Bowes
7.250%, 03/15/2029 (A)	2,040	1,822
Prime Security Services Borrower
5.750%, 04/15/2026 (A)	1,194	1,191
Regal Rexnord
6.300%, 02/15/2030 (A)	127	130
6.050%, 04/15/2028 (A)	300	304
Ritchie Bros Holdings
7.750%, 03/15/2031 (A)	715	748
6.750%, 03/15/2028 (A)	780	796
Science Applications International
4.875%, 04/01/2028 (A)	1,596	1,524
Sensata Technologies
4.000%, 04/15/2029 (A)	945	863
3.750%, 02/15/2031 (A)	20	17
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,133	1,031
Spirit AeroSystems
9.375%, 11/30/2029 (A)	175	191
4.600%, 06/15/2028	809	758
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)	2,338	1,775
SS&C Technologies
5.500%, 09/30/2027 (A)	622	608
Standard Industries
5.000%, 02/15/2027 (A)	1,901	1,844
4.750%, 01/15/2028 (A)	798	762
4.375%, 07/15/2030 (A)	2,281	2,049
3.375%, 01/15/2031 (A)	88	74
Stericycle
3.875%, 01/15/2029 (A)	284	257

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Terex
5.000%, 05/15/2029 (A)	$335	$316
TK Elevator US Newco
5.250%, 07/15/2027 (A)	1,548	1,495
TransDigm
7.125%, 12/01/2031 (A)	5,554	5,724
6.875%, 12/15/2030 (A)	1,395	1,422
6.625%, 03/01/2032 (A)	240	242
6.375%, 03/01/2029 (A)	373	374
TriNet Group
7.125%, 08/15/2031 (A)	172	176
Triumph Group
9.000%, 03/15/2028 (A)	102	108
Tutor Perini
6.875%, 05/01/2025 (A)	2,747	2,719
Uber Technologies
7.500%, 09/15/2027 (A)	140	143
4.500%, 08/15/2029 (A)	254	241
United Airlines
4.625%, 04/15/2029 (A)	3,013	2,802
4.375%, 04/15/2026 (A)	1,052	1,017
United Rentals North America
6.125%, 03/15/2034 (A)	176	176
6.000%, 12/15/2029 (A)	1,173	1,181
5.250%, 01/15/2030	1,325	1,292
4.000%, 07/15/2030	1,435	1,306
US Airways Pass Through Trust
3.950%, 11/15/2025	349	341
VistaJet Malta Finance
9.500%, 06/01/2028 (A)	135	115
6.375%, 02/01/2030 (A)	4,766	3,513
Wesco Aircraft Holdings
13.125%, 11/15/2027 (A)(B)	100	3
9.000%, 11/15/2026 (A)(B)	599	150
WESCO Distribution
7.250%, 06/15/2028 (A)	483	493
7.125%, 06/15/2025 (A)	371	371
6.625%, 03/15/2032 (A)	120	122
6.375%, 03/15/2029 (A)	330	334
Williams Scotsman
7.375%, 10/01/2031 (A)	1,150	1,195
XPO
7.125%, 02/01/2032 (A)	130	134

		101,968

Information Technology — 3.2%
ACI Worldwide
5.750%, 08/15/2026 (A)	394	387
Ahead DB Holdings
6.625%, 05/01/2028 (A)	1,962	1,776
ams-OSRAM
12.250%, 03/30/2029 (A)	190	191

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Arches Buyer
6.125%, 12/01/2028 (A)	$1,540	$1,290
4.250%, 06/01/2028 (A)	1,050	924
Ciena
4.000%, 01/31/2030 (A)	1,610	1,439
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	189	175
Cloud Software Group, Strike Price Fixed
6.500%, 03/31/2029 (A)	2,171	2,060
Coherent
5.000%, 12/15/2029 (A)	3,055	2,877
CommScope
8.250%, 03/01/2027 (A)	1,384	648
7.125%, 07/01/2028 (A)	645	255
6.000%, 03/01/2026 (A)	2,110	1,931
4.750%, 09/01/2029 (A)	812	585
CommScope Technologies
6.000%, 06/15/2025 (A)	1,991	1,732
5.000%, 03/15/2027 (A)	200	77
Elastic
4.125%, 07/15/2029 (A)	1,503	1,353
Entegris
5.950%, 06/15/2030 (A)	382	377
4.375%, 04/15/2028 (A)	182	171
3.625%, 05/01/2029 (A)	786	706
Entegris Escrow
4.750%, 04/15/2029 (A)	2,544	2,438
Go Daddy Operating
3.500%, 03/01/2029 (A)	920	830
Imola Merger
4.750%, 05/15/2029 (A)	533	500
MicroStrategy
6.125%, 06/15/2028 (A)	2,009	1,938
NCR Atleos
9.500%, 04/01/2029 (A)	284	304
NCR Voyix
5.125%, 04/15/2029 (A)	328	304
5.000%, 10/01/2028 (A)	252	235
Newfold Digital Holdings Group
11.750%, 10/15/2028 (A)	539	583
6.000%, 02/15/2029 (A)	404	317
ON Semiconductor
3.875%, 09/01/2028 (A)	2,703	2,483
Open Text Holdings
4.125%, 02/15/2030 (A)	2,342	2,098
Presidio Holdings
4.875%, 02/01/2027 (A)	260	252
RingCentral
8.500%, 08/15/2030 (A)	209	217
Seagate HDD Cayman
8.500%, 07/15/2031 (A)	810	875
8.250%, 12/15/2029 (A)	902	969

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.375%, 07/15/2031	$1,341	$1,053
Synaptics
4.000%, 06/15/2029 (A)	1,959	1,763
Viasat
7.500%, 05/30/2031 (A)	1,360	985
6.500%, 07/15/2028 (A)	2,610	2,016
Xerox Holdings
8.875%, 11/30/2029 (A)	165	168

		39,282

Materials — 8.1%
Alcoa Nederland Holding BV
5.500%, 12/15/2027 (A)	600	594
ARD Finance
6.500% cash/0% PIK, 06/30/2027 (A)	2,813	942
Ardagh Packaging Finance
5.250%, 04/30/2025 (A)	756	730
5.250%, 08/15/2027 (A)	3,181	2,004
4.125%, 08/15/2026 (A)	435	394
ASP Unifrax Holdings
5.250%, 09/30/2028 (A)	2,325	1,499
ATI
7.250%, 08/15/2030	147	152
5.875%, 12/01/2027	174	171
5.125%, 10/01/2031	80	74
4.875%, 10/01/2029	160	151
Axalta Coating Systems
4.750%, 06/15/2027 (A)	394	380
3.375%, 02/15/2029 (A)	970	868
Axalta Coating Systems Dutch Holding B BV
7.250%, 02/15/2031 (A)	2,062	2,145
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	3,355	3,094
Ball
6.000%, 06/15/2029	1,971	1,990
3.125%, 09/15/2031	3,165	2,690
2.875%, 08/15/2030	1,751	1,494
Berry Global
5.625%, 07/15/2027 (A)	1,035	1,022
Big River Steel
6.625%, 01/31/2029 (A)	298	300
Carpenter Technology
7.625%, 03/15/2030	60	62
6.375%, 07/15/2028	184	184
CF Industries
5.150%, 03/15/2034	1,619	1,593
Chemours
5.750%, 11/15/2028 (A)	1,854	1,710
4.625%, 11/15/2029 (A)	1,208	1,041
Cleveland-Cliffs Inc
7.000%, 03/15/2032 (A)	1,924	1,949
6.750%, 04/15/2030 (A)	154	154

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.625%, 03/01/2029 (A)	$213	$199
Clydesdale Acquisition Holdings
8.750%, 04/15/2030 (A)	772	759
Compass Minerals International
6.750%, 12/01/2027 (A)	2,753	2,661
Cornerstone Chemical
10.250% cash/0% PIK, 09/01/2027 (A)(B)(C)(E)	343	343
15.000%, 12/06/2028 (E)	2,990	2,990
CVR Partners
6.125%, 06/15/2028 (A)	1,097	1,054
Domtar
6.750%, 10/01/2028 (A)	2,930	2,657
Element Solutions
3.875%, 09/01/2028 (A)	2,222	2,038
ERO Copper
6.500%, 02/15/2030 (A)	1,780	1,694
First Quantum Minerals
9.375%, 03/01/2029 (A)	1,162	1,204
8.625%, 06/01/2031 (A)	1,988	1,932
6.875%, 10/15/2027 (A)	1,649	1,581
FMG Resources August 2006 PTY
4.500%, 09/15/2027 (A)	772	742
Freeport-McMoRan
5.450%, 03/15/2043	300	287
5.400%, 11/14/2034	925	914
Graham Packaging
7.125%, 08/15/2028 (A)	185	168
INEOS Finance
7.500%, 04/15/2029 (A)	303	304
6.750%, 05/15/2028 (A)	200	197
INEOS Quattro Finance 2
9.625%, 03/15/2029 (A)	200	216
Innophos Holdings
9.375%, 02/15/2028 (A)	2,550	2,127
LABL
10.500%, 07/15/2027 (A)	1,291	1,280
6.750%, 07/15/2026 (A)	1,177	1,163
Mativ Holdings
6.875%, 10/01/2026 (A)	848	842
Mauser Packaging Solutions Holding
9.250%, 04/15/2027 (A)	500	496
7.875%, 08/15/2026 (A)	1,055	1,075
Methanex
5.250%, 12/15/2029	995	952
5.125%, 10/15/2027	1,361	1,316
Mineral Resources MTN
8.500%, 05/01/2030 (A)	775	798
Mountain Province Diamonds
9.000%, 12/15/2025 (A)(C)(E)	1,989	1,939
Neiman Marcus Group (Escrow Security)
8.750%, 10/15/2022 (A)(B)(E)	762	26

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
8.000%, 10/15/2022 (A)(B)(E)	$820	$29
NMG Holding
7.125%, 04/01/2026 (A)	630	617
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(E)	2,115	–
NOVA Chemicals
9.000%, 02/15/2030 (A)	1,015	1,047
8.500%, 11/15/2028 (A)	133	142
5.250%, 06/01/2027 (A)	495	466
5.000%, 05/01/2025 (A)	859	845
4.250%, 05/15/2029 (A)	213	182
Novelis
4.750%, 01/30/2030 (A)	280	258
3.250%, 11/15/2026 (A)	171	160
OI European Group BV
4.750%, 02/15/2030 (A)	1,820	1,676
Olympus Water US Holding
9.750%, 11/15/2028 (A)	1,438	1,532
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	63	63
Pactiv Evergreen Group Issuer
4.000%, 10/15/2027 (A)	1,093	1,020
Polar US Borrower
6.750%, 05/15/2026 (A)	1,239	291
Rain Carbon
12.250%, 09/01/2029 (A)	1,280	1,328
Rain CII Carbon
7.250%, 04/01/2025 (A)	33	32
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	1,845	1,708
4.875%, 05/01/2028 (A)	195	182
Scotts Miracle-Gro
4.500%, 10/15/2029	420	380
4.375%, 02/01/2032	212	183
4.000%, 04/01/2031	470	405
Sealed Air
7.250%, 02/15/2031 (A)	1,553	1,615
6.125%, 02/01/2028 (A)	3,029	3,035
Smyrna Ready Mix Concrete
8.875%, 11/15/2031 (A)	960	1,026
6.000%, 11/01/2028 (A)	790	772
Summit Materials
7.250%, 01/15/2031 (A)	609	633
5.250%, 01/15/2029 (A)	1,340	1,306
Tacora Resources
13.000% cash/0% PIK, 11/03/2023 (A)(B)(C)(E)	127	127
8.250%, 05/15/2026 (A)(B)(C)	870	426
Taseko Mines
7.000%, 02/15/2026 (A)	1,547	1,553
Trident TPI Holdings
12.750%, 12/31/2028 (A)	1,542	1,645

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TriMas
4.125%, 04/15/2029 (A)	$294	$266
Trinseo Materials Operating
5.375%, 09/01/2025 (A)	104	82
5.125%, 04/01/2029 (A)	266	77
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	1,865	1,842
5.500%, 08/15/2026 (A)	1,299	1,281
Tronox
4.625%, 03/15/2029 (A)	4,883	4,380
WR Grace Holdings
5.625%, 08/15/2029 (A)	4,281	3,831
4.875%, 06/15/2027 (A)	310	295

		98,079

Real Estate — 2.1%
Brookfield Property REIT
5.750%, 05/15/2026 (A)	45	44
4.500%, 04/01/2027 (A)	4,459	4,070
Diversified Healthcare Trust
4.750%, 02/15/2028	1,150	932
4.375%, 03/01/2031	2,955	2,213
Iron Mountain
7.000%, 02/15/2029 (A)	1,078	1,099
5.250%, 03/15/2028 (A)	756	732
5.250%, 07/15/2030 (A)	865	818
5.000%, 07/15/2028 (A)	294	281
4.875%, 09/15/2029 (A)	1,876	1,760
Outfront Media Capital
7.375%, 02/15/2031 (A)	1,682	1,762
4.625%, 03/15/2030 (A)	370	332
Park Intermediate Holdings
4.875%, 05/15/2029 (A)	1,265	1,176
Realogy Group
5.250%, 04/15/2030 (A)	372	253
RHP Hotel Properties
7.250%, 07/15/2028 (A)	77	79
6.500%, 04/01/2032 (A)	206	207
4.750%, 10/15/2027	663	638
4.500%, 02/15/2029 (A)	529	494
Service Properties Trust
8.625%, 11/15/2031 (A)	883	942
5.500%, 12/15/2027	460	438
4.950%, 02/15/2027	1,520	1,406
4.375%, 02/15/2030	2,135	1,630
3.950%, 01/15/2028	215	184
Uniti Group
10.500%, 02/15/2028 (A)	587	609
6.000%, 01/15/2030 (A)	836	623
VICI Properties
4.625%, 06/15/2025 (A)	261	257
4.625%, 12/01/2029 (A)	153	145

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 09/01/2026 (A)	$125	$121
4.500%, 01/15/2028 (A)	95	91
4.250%, 12/01/2026 (A)	429	412
3.750%, 02/15/2027 (A)	1,840	1,744

		25,492

Utilities — 2.3%
AmeriGas Partners
9.375%, 06/01/2028 (A)	147	152
5.875%, 08/20/2026	125	125
5.750%, 05/20/2027	110	108
Calpine
5.000%, 02/01/2031 (A)	180	165
4.625%, 02/01/2029 (A)	907	840
4.500%, 02/15/2028 (A)	3,273	3,104
FirstEnergy
4.150%, 07/15/2027	1,438	1,379
NextEra Energy Operating Partners
7.250%, 01/15/2029 (A)	1,481	1,515
4.250%, 07/15/2024 (A)	2,658	2,635
NRG Energy
10.250%, H15T5Y + 5.920%(A)(D)(G)	1,723	1,848
7.000%, 03/15/2033 (A)	264	282
6.625%, 01/15/2027	505	505
5.750%, 01/15/2028	160	159
5.250%, 06/15/2029 (A)	350	335
3.875%, 02/15/2032 (A)	33	28
3.625%, 02/15/2031 (A)	2,716	2,344
3.375%, 02/15/2029 (A)	145	129
Pattern Energy Operations
4.500%, 08/15/2028 (A)	1,659	1,546
PG&E
5.250%, 07/01/2030	1,552	1,475
5.000%, 07/01/2028	294	283
Pike
8.625%, 01/31/2031 (A)	71	76
5.500%, 09/01/2028 (A)	202	193
Talen Energy Supply
8.625%, 06/01/2030 (A)	1,525	1,631
Vistra
8.000%, H15T5Y + 6.930%(A)(D)(G)	2,029	2,075
7.000%, H15T5Y + 5.740%(A)(D)(G)	250	247
Vistra Operations
7.750%, 10/15/2031 (A)	370	387
5.625%, 02/15/2027 (A)	215	212
5.000%, 07/31/2027 (A)	1,426	1,381
4.375%, 05/01/2029 (A)	2,697	2,498

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.300%, 07/15/2029 (A)	$375	$352

		28,009

Total Corporate Obligations
(Cost $992,361) ($ Thousands)		915,026

LOAN PARTICIPATIONS — 10.7%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
10.329%, CME Term SOFR + 4.750%, 04/20/2028 (D)	487	505
Access CIG, LLC, 2023 Refinancing Term Loan, 1st Lien
10.330%, CME Term SOFR + 5.000%, 08/18/2028 (D)	904	904
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
9.814%, CME Term SOFR + 4.250%, 05/17/2028 (D)	326	296
Adient Global Holding Ltd., Term B-2 Loan
8.077%, CME Term SOFR + 0.000%, 01/31/2031	180	180
Advisor Group Holdings, Term Loan, 1st Lien
0.000%, 08/17/2028 (F)(H)	401	402
Ahead DB Holdings, LLC, 2024 Incremental Term Loan, 1st Lien
9.559%, CME Term SOFR + 4.250%, 02/01/2031 (D)	210	211
Ahead DB Holdings, LLC, Term B Loan, 1st Lien
9.159%, CME Term SOFR + 3.750%, 10/18/2027 (D)	99	99
Alchemy US Holdco 1, LLC, Initial Term Loan, 1st Lien
12.779%, CME Term SOFR + 7.320%, 10/10/2025 (D)	984	983
AlixPartners, LLP, Initial Dollar Term Loan, 1st Lien
7.945%, CME Term SOFR + 2.500%, 02/04/2028 (D)	496	497
Alvogen Pharma US, Inc., June 2002 Loan, 1st Lien
12.959%, CME Term SOFR + 7.500%, 06/30/2025 (D)	1,679	1,494
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
8.435%, CME Term SOFR + 3.000%, 04/22/2026 (D)	840	702

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
AP Core Holdings II, LLC, Term B-1 Loan, 1st Lien
10.945%, CME Term SOFR + 5.500%, 09/01/2027 (D)	$283	$277
AP Core Holdings II, LLC, Term B-2 Loan, 1st Lien
10.945%, CME Term SOFR + 5.500%, 09/01/2027 (D)	1,000	978
Applied Systems, Inc., Initial Term Loan (2024), 1st Lien
8.809%, CME Term SOFR + 3.500%, 02/24/2031 (D)(H)	1,850	1,860
Arches Buyer Inc., Refinancing Term Loan, 1st Lien
8.680%, CME Term SOFR + 3.250%, 12/06/2027 (D)	945	914
Avaya Inc., Initial Term Loan, 1st Lien
6.830%, CME Term SOFR + 1.500%, 08/01/2028 (D)(H)	3,510	3,110
AVSC Holding Corp., 2020 B-1 Term Loan, 1st Lien
8.680%, CME Term SOFR + 3.000%, 03/03/2025 (D)	724	725
AVSC Holding Corp., 2020 B-2 Term Loan, 1st Lien
9.930%, CME Term SOFR + 4.500%, 10/15/2026 (D)	102	102
Bally's Corporation, Term B Facility Loan, 1st Lien
8.829%, CME Term SOFR + 3.250%, 10/02/2028 (D)	843	790
BYJU's Alpha, Inc., Initial Term Loan
15.500%, CME Term SOFR + 6.000%, 11/24/2026 (B)(D)	3,180	623
Caesars Entertainment, Inc., Incremental Term B-1 Loan, 1st Lien
8.040%, CME Term SOFR + 2.750%, 02/06/2031 (D)	2,975	2,975
Carestream Health, Inc., Term Loan, 1st Lien
12.909%, CME Term SOFR + 7.500%, 09/30/2027 (D)	2,160	1,836
Castle US Holding Corp., Dollar Term B-2 Loan, 1st Lien
9.599%, CME Term SOFR + 4.000%, 01/29/2027 (D)(H)	1,095	760
Castle US Holding Corp., Initial Dollar Term Loan, 1st Lien
9.349%, CME Term SOFR + 3.750%, 01/29/2027 (D)	958	672

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Claire's Stores, Inc., Initial Term Loan, 1st Lien
11.930%, CME Term SOFR + 6.500%, 12/18/2026 (D)	$1,093	$1,035
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan
9.430%, CME Term SOFR + 4.000%, 08/21/2028 (D)	32	32
Cloud Software Group, Inc., Dollar Term B Loan, 1st Lien
9.909%, CME Term SOFR + 4.500%, 03/30/2029 (D)	788	784
ClubCorp Holdings, Inc., Term B-2 Loan, 1st Lien
10.564%, CME Term SOFR + 5.000%, 09/18/2026 (D)(H)	868	869
Commscope, Inc., Initial Term Loan, 1st Lien
8.695%, CME Term SOFR + 3.250%, 04/06/2026 (D)	427	387
Conair Holdings LLC, Initial Term Loan, 1st Lien
9.192%, CME Term SOFR + 3.750%, 05/17/2028 (D)(H)	220	218
Consolidated Communications, Inc., Term B-1 Loan, 1st Lien
8.942%, CME Term SOFR + 3.500%, 10/02/2027 (D)	1,470	1,392
CP Atlas Buyer, Inc., Term B Loan, 1st Lien
9.180%, CME Term SOFR + 3.750%, 11/23/2027 (D)	673	664
CSC Holdings, LLC, 2022 Refinancing Term Loan, 1st Lien
9.825%, CME Term SOFR + 4.500%, 01/18/2028 (D)	100	96
Curia Global, Inc., 2021 Term Loan, 1st Lien
9.163%, CME Term SOFR + 3.750%, 08/30/2026 (D)	1,384	1,314
DexKo Global Inc., Closing Date Dollar Term Loan, 1st Lien
9.321%, CME Term SOFR + 3.750%, 10/04/2028 (D)	338	334
Diamond Sports Group LLC, Dip Term Loan
10.000%, 12/02/2024	273	445
DirectTV Financing, LLC, Closing Date Term Loan, 1st Lien
10.445%, CME Term SOFR + 5.000%, 08/02/2027 (D)	543	543
Dominion Diamond, 1st Lien
10.000%, 06/30/2026 (E)	785	785

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
East Valley Tourist Development Authority , Term Loan, 1st Lien
12.945%, CME Term SOFR + 7.500%, 11/23/2026 (D)(E)	$2,457	$2,398
Envision Healthcare Operating, Inc., Initial Term Loan
13.573%, CME Term SOFR + 8.250%, 12/30/2027 (D)	1,047	1,025
Enviva, Inc., Term Loan, 1st Lien
10.000%, 06/30/2027	607	609
7.914%, 06/30/2027	22	22
Enviva, Inc., Tranche A Loan, 1st Lien
13.325%, 12/13/2024	291	340
Epic Crude Services, LP, Term Loan, 1st Lien
10.605%, CME Term SOFR + 5.000%, 03/02/2026 (D)	902	903
eResearchTechnology, Inc., Initial Term Loan, 1st Lien
9.945%, CME Term SOFR + 4.500%, 02/04/2027 (D)	1,443	1,446
First Student Bidco Inc., 2022 Incremental Term B Loan, 1st Lien
9.402%, CME Term SOFR + 4.000%, 07/21/2028 (D)	251	251
First Student Bidco Inc., Initial Term B Loan, 1st Lien
8.564%, CME Term SOFR + 3.000%, 07/21/2028 (D)	240	239
First Student Bidco Inc., Initial Term C Loan, 1st Lien
8.564%, CME Term SOFR + 3.000%, 07/21/2028 (D)	73	73
Freeport LNG Investments, LLLP, 1st Lien
8.579%, 11/16/2026 (H)	1,194	1,180
Gainwell Acquisition Corp., Term B Loan, 1st Lien
9.409%, CME Term SOFR + 4.000%, 10/01/2027 (D)	1,526	1,457
GatesAir, Term Loan
14.932%, 08/01/2027 (C)(E)	1,153	1,153
Genesys Cloud Services Holdings I, LLC, 2024 Incremental Dollar Term Loan, 1st Lien
9.192%, CME Term SOFR + 3.750%, 12/01/2027 (D)	835	838
Genesys Cloud Services Holdings I, LLC, Initial Dollar Term Loan (2020), 1st Lien
9.441%, CME Term SOFR + 4.000%, 12/01/2027 (D)	277	277
GIP III Stetson I, L.P. (GIP III Stetson II, L.P.), Initial Term Loan (2023), 1st Lien
9.680%, CME Term SOFR + 4.250%, 10/31/2028 (D)	1,419	1,423

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Global Medical Response, Inc., 2018 New Term Loan, 1st Lien
9.824%, CME Term SOFR + 4.250%, 03/14/2025 (D)	$1,978	$1,840
Global Medical Response, Inc., 2021 Refinancing Term Loan, 1st Lien
9.841%, CME Term SOFR + 4.250%, 10/02/2025 (D)	3,170	2,950
Graham Packaging Co. Inc., Initial Term Loan (2021), 1st Lien
8.445%, CME Term SOFR + 3.000%, 08/04/2027 (D)	337	337
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
7.459%, CME Term SOFR + 2.000%, 11/15/2027 (D)	935	904
Gulf Finance, LLC, Term Loan, 1st Lien
12.182%, CME Term SOFR + 6.750%, 08/25/2026 (D)	1,305	1,305
Hercules Achievement, LLC (Varsity Brands Holding Co., Inc.), Third Amendment Extended Term Loan, 1st Lien
10.445%, CME Term SOFR + 5.000%, 12/15/2026 (D)	495	497
HIG Finance 2 Limited, 2024 Dollar Term Loan, 1st Lien
8.827%, CME Term SOFR + 3.500%, 02/15/2031 (D)	1,210	1,210
J & J Ventures Gaming, LLC, Initial Term Loan, 1st Lien
9.445%, CME Term SOFR + 4.000%, 04/26/2028 (D)	889	882
J.C. Penney Corporation Inc., Term Loan, 1st Lien
5.250%, 06/21/2024 (B)(D)(E)	2,253	—
Journey Personal Care Corp., Initial Term Loan, 1st Lien
9.692%, CME Term SOFR + 4.250%, 03/01/2028 (D)	1,661	1,632
Jump Financial, LLC, Term Loan, 1st Lien
10.071%, CME Term SOFR + 4.500%, 08/07/2028 (D)	3,153	3,106
Kaman/Ruby, Term Loan
0.000%, 03/27/2031 (F)(H)	485	485
LABL, Inc., Initial Dollar Term Loan, 1st Lien
10.427%, CME Term SOFR + 5.000%, 10/29/2028 (D)(H)	982	960
Lannett Takeback Exit Term Loan, 1st Lien
2.000%, 06/16/2030 (E)	571	571
Libbey Glass LLC, Incremental Term Loan, 1st Lien
11.974%, CME Term SOFR + 6.500%, 11/22/2027 (D)	1,769	1,657

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Life Time, Inc., New 2023 Refinancing Term Loan, 1st Lien
9.574%, CME Term SOFR + 4.000%, 01/15/2026 (D)	$465	$467
LifeScan Global Corporation, Initial Term Loan, 1st Lien
11.975%, CME Term SOFR + 6.500%, 12/31/2026 (D)	7,908	4,745
Lightstone Holdco LLC, Extended Term B Loan, 1st Lien
11.063%, CME Term SOFR + 5.750%, 01/29/2027 (D)	1,631	1,582
Lightstone Holdco LLC, Extended Term C Loan, 1st Lien
11.063%, CME Term SOFR + 5.750%, 01/29/2027 (D)	64	62
Madison IAQ, LLC, Initial Term Loan, 1st Lien
8.693%, CME Term SOFR + 3.250%, 06/21/2028 (D)	304	303
Magenta Buyer LLC, Initial Term Loan, 1st Lien
10.574%, CME Term SOFR + 5.000%, 07/27/2028 (D)(H)	5,792	3,406
Magnite, Inc., Initial Term Loan
9.821%, CME Term SOFR + 4.500%, 02/06/2031 (D)	1,212	1,213
9.791%, CME Term SOFR + 4.500%, 02/06/2031 (D)	229	229
9.596%, CME Term SOFR + 4.500%, 02/06/2031 (D)	229	229
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
11.074%, CME Term SOFR + 5.750%, 08/18/2028 (D)(E)	524	367
10.335%, CME Term SOFR + 4.750%, 08/18/2028 (D)	5,066	3,555
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
8.441%, CME Term SOFR + 3.250%, 10/23/2028 (D)(H)	714	716
Mileage Plus Holdings, LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
10.733%, CME Term SOFR + 5.250%, 06/21/2027 (D)	1,331	1,369
MIWD Holdco II LLC, 2024 Incremental Term Loan, 1st Lien
8.816%, 03/28/2031 (H)	135	136
MKS Instruments, Inc., 2023-1 Dollar Term B Loan, 1st Lien
7.823%, CME Term SOFR + 2.500%, 08/17/2029 (D)	916	915

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
MLN US HoldCo, LLC, Term B Loan, 1st Lien
9.972%, CME Term SOFR + 4.500%, 11/30/2025 (D)	$647	$64
Mountaineer Merger Corp., Initial Term Loan, 1st Lien
12.568%, CME Term SOFR + 7.000%, 10/26/2028 (D)	1,978	1,573
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
9.855%, CME Term SOFR + 4.250%, 09/01/2028 (D)	232	223
Naked Juice LLC, Initial Loan, 2nd Lien
11.402%, CME Term SOFR + 6.000%, 01/24/2030 (D)	1,952	1,572
NEP Group, Inc., 2021 Dollar Term Loan, 1st Lien
9.470%, CME Term SOFR + 4.000%, 10/20/2025 (D)(H)	32	30
NEP Group, Inc., Extended 2021 Dollar Term Loan, 1st Lien
9.442%, CME Term SOFR + 4.000%, 08/19/2026 (D)(H)	110	105
NEP Group, Inc., Extended Initial Dollar Term Loan, 1st Lien
8.692%, CME Term SOFR + 3.250%, 08/19/2026 (D)(H)	1,585	1,505
Neptune BidCo US Inc., Dollar Term B Loan, 1st Lien
10.423%, CME Term SOFR + 5.000%, 04/11/2029 (D)	1,175	1,082
Nexus Buyer LLC, Initial Term Loan, 2nd Lien
11.677%, CME Term SOFR + 6.250%, 11/05/2029 (D)	1,167	1,158
Open Text Corporation, 2023 Replacement Term Loan, 1st Lien
8.177%, CME Term SOFR + 2.750%, 01/31/2030 (D)	770	771
Osaic Holdings, Inc., Term B-2 Loan, 1st Lien
9.827%, CME Term SOFR + 4.500%, 08/17/2028 (D)	404	405
Packaging Coordinators Midco, Inc., Term B Loan, 1st Lien
9.071%, CME Term SOFR + 3.500%, 11/30/2027 (D)	612	613
Parexel International Inc., Initial Term Loan, 1st Lien
8.692%, CME Term SOFR + 3.250%, 11/15/2028 (D)	224	225

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Park River Holdings Inc., Initial Term Loan, 1st Lien
8.843%, CME Term SOFR + 3.250%, 12/28/2027 (D)	$124	$123
Petco Health and Wellness Co., Inc., Initial Term Loan, 1st Lien
8.821%, CME Term SOFR + 3.250%, 03/03/2028 (D)	328	303
Pluto Acquisition I, Inc., Tranche A Term Loan
10.687%, CME Term SOFR + 2.750%, 06/20/2028 (D)	503	509
Pluto Acquisition I, Inc., Tranche B Term Loan, 1st Lien
9.316%, CME Term SOFR + 4.000%, 09/20/2028 (D)(E)	2,693	2,343
Premier Brands Group Holdings LLC, Initial Loan, 1st Lien
14.413%, LIBOR + 8.000%, 03/20/2026 (C)(D)	936	799
Pretium PKG Holdings, Inc., Initial Third Amendment Tranche A-1 Term Loan, 1st Lien
9.906%, CME Term SOFR + 4.600%, 10/02/2028 (D)(H)	81	73
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
9.713%, CME Term SOFR + 4.250%, 02/01/2029 (D)	1,137	860
Radiology Partners, Inc., Term B Loan, 1st Lien
10.587%, CME Term SOFR + 5.000%, 01/31/2029 (D)(H)	1,406	1,355
Schenectady International Group, Inc., Initial Term Loan
10.164%, CME Term SOFR + 4.750%, 10/15/2025 (D)	1,477	1,112
Serta Simmons Bedding, LLC, Initial Term Loan, 1st Lien
12.924%, CME Term SOFR + 7.500%, 06/29/2028 (D)	48	43
Shutterfly, 2nd Lien
10.302% cash/0% PIK, CME Term SOFR + 1.000%, 10/01/2027 (D)	170	133
SPX Flow, Inc., Term Loan, 1st Lien
9.927%, CME Term SOFR + 4.500%, 04/05/2029 (D)	176	177
Staples, Inc., 2019 Refinancing New Term B-1 Loan, 1st Lien
10.440%, Syn LIBOR + 5.000%, 04/16/2026 (D)	901	891

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Star Parent, Inc., Term Loan, 1st Lien
9.309%, CME Term SOFR + 4.000%, 09/27/2030 (D)	$115	$114
Station Casinos LLC, Term B Facility, 1st Lien
7.575%, CME Term SOFR + 2.250%, 03/14/2031 (D)(H)	637	636
StubHub Holdco Sub, LLC, Extended USD Term B Loan, 1st Lien
10.075%, CME Term SOFR + 4.750%, 03/15/2030 (D)(H)	584	584
Surgery Center Holdings, Inc., Initial Term Loan, 1st Lien
8.829%, CME Term SOFR + 3.500%, 12/19/2030 (D)	1,665	1,672
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
10.563%, CME Term SOFR + 5.250%, 03/02/2027 (D)(H)	5,511	4,870
Topgolf, Term Loan, 1st Lien
8.926%, CME Term SOFR + 3.000%, 03/15/2030 (D)(H)	115	115
TortoiseEcofin, Term Loan, 1st Lien
8.941%, 10/27/2028	200	198
Traverse Midstream Partners LLC, Advance, 1st Lien
8.817%, CME Term SOFR + 3.500%, 02/16/2028 (D)	983	984
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.860%, CME Term SOFR + 3.500%, 03/31/2028 (D)	201	199
U.S. Renal Care, Inc., Closing Date Term Loan
10.446%, CME Term SOFR + 5.000%, 06/20/2028 (D)	65	57
U.S. Renal Care, Inc., Closing Date Term Loan, 1st Lien
10.441%, CME Term SOFR + 5.000%, 06/20/2028 (D)	334	289
UKG Inc., 2021 Incremental Term Loan, 2nd Lien
10.680%, CME Term SOFR + 5.250%, 05/03/2027 (D)(H)	875	881
UKG Inc., 2024 Refinancing Term Loan, 1st Lien
8.814%, CME Term SOFR + 3.500%, 02/10/2031 (D)(H)	1,770	1,778
Venator Materials PLC, Term Loan, 1st Lien
15.426%, 10/12/2028	200	197
Venator, Term Loan, 1st Lien
11.000%, CME Term SOFR + 0.000%, 01/16/2026	69	69

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
VeriFone Systems, Inc., Initial Term Loan, 1st Lien
9.585%, CME Term SOFR + 4.000%, 08/20/2025 (D)(H)	$1,372	$1,210
Vestis Corp., Term B-1 Loan
7.576%, CME Term SOFR + 2.250%, 02/22/2031 (D)	1,830	1,828
Vida Capital, Inc., Initial Term Loan, 1st Lien
11.442%, CME Term SOFR + 6.000%, 10/01/2026 (D)	4,626	3,961
WarHorse Gaming, LLC, Closing Date Term Loan, 1st Lien
14.677%, CME Term SOFR + 9.250%, 06/30/2028 (D)	1,615	1,647
WaterBridge Midstream Operating LLC, Initial Term Loan, 1st Lien
11.336%, CME Term SOFR + 5.750%, 06/22/2026 (D)	507	508
WEC US Holdings Ltd., Initial Term Loan, 1st Lien
8.077%, CME Term SOFR + 2.750%, 01/27/2031 (D)(H)	950	949
Wellful Inc., Initial Term Loan, 1st Lien
11.692%, CME Term SOFR + 6.250%, 04/21/2027 (D)(H)	2,454	2,138
WestJet Loyalty LP, Initial Term Loan, 1st Lien
9.068%, CME Term SOFR + 3.750%, 02/14/2031 (D)(H)	1,920	1,918
White Cap Supply Holdings, LLC, Initial Closing Date Term Loan, 1st Lien
9.080%, CME Term SOFR + 3.750%, 10/19/2027 (D)	430	431
Xplornet Communications, Inc., Refinancing Term Loan, 1st Lien
9.571%, CME Term SOFR + 4.000%, 10/02/2028 (D)	3,603	1,631
Zelis Cost Management Buyer, Inc., Term B-2 Loan, 1st Lien
8.077%, CME Term SOFR + 2.750%, 09/28/2029 (D)	1,000	999

Total Loan Participations
(Cost $137,024) ($ Thousands)		129,967

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 7.3%
Other Asset-Backed Securities — 7.3%

Ares XXXIV CLO, Ser 2020-2A, Cl FR
14.178%, TSFR3M + 8.862%, 04/17/2033 (A)(D)(E)	$1,446	$1,252
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 07/17/2028 (A)(D)(E)(F)	4,490	–
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(D)(E)(F)	3,390	905
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/25/2035 (A)(D)(E)(F)	4,450	2,866
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034 (A)(D)(E)(F)	5,857	2,811
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(D)(E)(F)	4,663	1,445
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (E)(F)	3,427	2,156
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 12/19/2032 (A)(D)(E)(F)	2,128	1,085
Battalion CLO XX, Ser 2021-20A
0.000%, 07/15/2034 (E)(F)	4,839	2,717
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(D)(E)(F)	2,531	192
Benefit Street Partners CLO V-B
0.000%, 04/20/2031 (E)(F)	10,259	3,796
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(D)(E)(F)	7,502	3,450
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (D)(E)(F)	6,715	26
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (E)(F)	6,720	1,552
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 04/20/2034 (A)(D)(E)(F)	7,631	4,645
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 04/20/2031 (A)(D)(E)(F)	3,809	1,741
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2034 (A)(D)(E)(F)	3,486	2,312
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 07/15/2034 (A)(D)(E)(F)	2,261	1,840
Benefit Street Partners CLO XXIII, Ser 2021-23A
0.000%, 04/25/2034 (E)(F)	3,157	2,246
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(D)(E)(F)	2,725	545
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(D)(E)(F)	3,139	565

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Great Lakes CLO, Ser 2015-1A, Cl ER
12.936%, TSFR3M + 7.622%, 01/16/2030 (A)(D)(E)	$3,253	$3,131
Great Lakes CLO, Ser 2015-1A, Cl FR
15.576%, TSFR3M + 10.262%, 01/16/2030 (A)(D)(E)	1,198	1,040
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(D)(E)(F)	4,519	2,117
Great Lakes CLO, Ser 2017-1A, Cl ER
13.156%, TSFR3M + 7.762%, 10/15/2029 (A)(D)(E)	3,321	3,218
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A, Cl SUB
0.000%, 10/20/2033 (A)(D)(E)(F)	2,484	1,341
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2033 (A)(D)(E)(F)	651	437
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
0.000%, 04/18/2030 (A)(D)(E)(F)	1,169	35
LCM CLO, Ser 31A
0.000%, 01/20/2032 (E)(F)	1,115	597
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(D)(E)(F)	3,797	570
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
11.436%, TSFR3M + 6.112%, 01/25/2030 (A)(D)(E)	2,499	2,153
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2030 (A)(D)(E)(F)	3,640	1,092
Neuberger Berman Loan Advisers CLO XLI, Ser 2021-41
0.000%, 04/15/2034 (E)(F)	1,924	1,216
Neuberger Berman Loan Advisers CLO XXXIX, Ser 2020-39
0.000%, 01/20/2032 (E)(F)	3,294	2,015
Neuberger Berman Loan Advisers CLO, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(D)(E)(F)	1,095	693
Neuberger Berman Loan Advisers CLO, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(D)(E)	14	9
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(D)(E)(F)	7,983	1,940
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 11/20/2030 (A)(D)(E)(F)	1,655	662
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 10/20/2034 (A)(D)(E)(F)	1,224	937
OCP CLO, Ser 2021-21A
0.000%, 07/20/2034 (E)(F)	4,413	2,855
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (D)(E)(F)	9,085	5,300

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 10/29/2034 (A)(D)(E)(F)	$4,194	$2,013
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 04/25/2031 (A)(D)(E)(F)	2,978	1,154
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 10/20/2032 (A)(D)(E)(F)	3,528	2,117
TCW CLO, Ser 2020-1
0.000%, 04/20/2028 (E)(F)	5,352	2,837
Venture CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(D)(E)(F)	11,892	2,973
Venture XXV CLO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(D)(E)(F)	2,030	233
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(D)(E)(F)	1,609	105
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(D)(E)(F)	3,228	484
Voya CLO, Ser 2020-2
0.000%, 07/19/2034 (E)(F)	3,959	3,102
Wind River CLO, Ser 2021-3
0.000%, 07/20/2033 (E)(F)	6,577	4,022

Total Asset-Backed Securities
(Cost $32,458) ($ Thousands)		88,545

	Shares
COMMON STOCK — 1.4%
21st Century Oncology Private Company *(E)	15,311	258
Air Methods *(E)	2,219	129
Aquity Holdings Inc *(E)	85,745	40
Arctic Canadian Diamond Company Ltd *(E)	1,054	269
AVAYA Inc *(C)(E)	127,790	703
Burgundy Diamond Mines Ltd *(C)	2,083,693	265
Carestream Health Holdings Inc *(C)(E)	69,956	1,193
CHC Group LLC *	399	—
Chesapeake Energy Corp	3,418	304
Clear Channel Outdoor Holdings Inc, Cl A *	39,771	66
Copper Property CTL Pass Through Trust	103,694	1,021
Cornerstone Chemical *(E)	162,678	3,202
Envision Healthcare Corp *	174,150	1,480
Frontier Communications Parent Inc *	9,642	236
Guitar Center *(C)(E)	13,905	1,966
Gulfport Energy Corp *	1,156	185
Gymboree Holding Corp *(C)(E)	40,312	—
iHeartMedia Inc *	8,286	17
Intelsat Jackson Holdings *(E)	39,892	1,097
Lannett *(C)(E)	93,813	193
Lumileds Common Bright Bidco *	5,202	2
Mallinckrodt PLC *(E)	4,647	207
Medical Card Systems *(E)	284,758	89
Monitronics International *(E)	5,065	81
MYT Holding LLC, Ser B *(E)	274,755	69

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
National CineMedia Inc *	14,231	$73
Neiman Marcus Group *(E)	6,554	656
Nine West FKA Premier Brands *(E)	92,548	116
Parker Drilling Co *(E)	79,089	864
Quad/Graphics Inc	54	—
SandRidge Energy Inc	20	—
Serta Simmons Bedding *	11,559	72
SSB Equipment Company *	11,559	—
Tacora Resources *	53,058	53
Venator Materials PLC *	453	367
VICI Properties Inc, Cl A ‡	31,678	944
Windstream Services *	23,081	219

Total Common Stock
(Cost $22,337) ($ Thousands)		16,436

PREFERRED STOCK — 0.9%
Benefit Street Partners CLO IV, 0.000% *(E)(I)	6,657,000	3,329
Benefit Street Partners CLO IX, 0.000% *(E)(I)	2,293,000	846
Claire's Stores, 0.000% *(E)(G)	875	867
FHLMC, 5.919% (D)(G)	16,903	87
FNMA, 0.000% *(D)(G)	24,650	128
Foresight, 0.000% *(E)(G)	32,601	500
Guitar Center, 0.000% *(C)(E)(G)	365	35
Gulfport Energy Corp cash/0% PIK, 10.000% (E)(G)	28	320
MYT Holding LLC, 10.000%	325,766	207
Osaic Financial Services, 6.500%	65,290	1,214
Qurate Retail, 8.000%	14,222	707
Syniverse, 0.000% *(C)(E)(G)	3,235,812	3,100
Tortoise Investment, 0.000% *(F)	63,242	50

Total Preferred Stock
(Cost $8,149) ($ Thousands)		11,390
	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.7%
Authentic Brands
5.000%, 09/01/2029(C)(E)	$270	270
Chesapeake Energy Corp (Escrow Security)
5.500%, 09/15/2026(B)	100	2
Coinbase Global
0.500%, 06/01/2026	276	302
DISH Network
0.000%, 12/15/2025(I)	1,470	1,073
3.375%, 08/15/2026	465	290
JetBlue Airways
0.500%, 04/01/2026	1,152	1,006

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS (continued)
Liberty Interactive
4.000%, 11/15/2029	$122	$50
3.750%, 02/15/2030	3,671	1,468
Multiplan
6.000%, 10/15/2027(A)	589	412
North Sea Natural Resources
0.000%, 01/23/2028(E)(F)	570	57
0.000%, 01/23/2028(E)(F)	82	8
0.000%, 01/23/2028(E)(F)	40	4
Silver Airways LLC
13.000% cash/0% PIK, 12/31/2027(E)	636	636
13.000% cash/0% PIK, 12/31/2027(E)	3,838	2,415

Total Convertible Bonds
(Cost $10,552) ($ Thousands)		7,993

	Number of Warrants
WARRANTS — 0.1%
Air Methods
Strike Price $– *‡‡(E)	19,546	452
Guitar Center, Expires 12/22/2070
Strike Price $100.00 *(C)(E)	3,680	191
Guitar Center, Expires 12/22/2070
Strike Price $160.00 *(C)(E)	3,681	89
Intelsat Jackson Holdings
Strike Price $– *‡‡(C)(E)	4	–
Neiman Marcus Group
Strike Price $– *‡‡(E)	3,938	52
Silver Airways LLC
Strike Price $– *‡‡(E)	1	–
Tacora Resources
Strike Price $– *‡‡(C)(E)	3,398,032	–
Windstream
Strike Price $– *‡‡(E)	104	1

Total Warrants
(Cost $646) ($ Thousands)		785

	Shares
CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Government Fund, Institutional Class
5.130%**†	33,888,497	33,888
Total Cash Equivalent
(Cost $33,888) ($ Thousands)		33,888
Total Investments in Securities — 99.5%
(Cost $1,237,415) ($ Thousands)		$1,204,030

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

High Yield Bond Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	06/13/24	AUD	672	USD	445	$6

Percentages are based on Net Assets of $1,210,446 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2024.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2024, the value of these securities amounted to $827,962 ($ Thousands), representing 68.4% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)

Security considered restricted, excluding 144A. The total market value of such securities as of March 31, 2024 was $14,886 ($ Thousands) and represented 1.2% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)	Level 3 security in accordance with fair value hierarchy.
(F)	No interest rate available.
(G)	Perpetual security with no stated maturity date.

(H)	Unsettled bank loan. Interest rate may not be available.
(I)	Zero coupon security.

The following is a summary of the level of inputs used as of March 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	909,498	5,528	915,026
Loan Participations	–	122,350	7,617	129,967
Asset-Backed Securities	–	–	88,545	88,545
Common Stock	2,511	2,794	11,131	16,436
Preferred Stock	835	1,558	8,997	11,390
Convertible Bonds	–	4,604	3,389	7,993
Warrants	–	–	785	785
Cash Equivalent	33,888	–	–	33,888
Total Investments in Securities	37,234	1,040,804	125,992	1,204,030

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Forward Contracts*
Unrealized Appreciation	–	6	–	6
Total Other Financial Instruments	–	6	–	6

* Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Asset-Backed Securities	Investments in Common Stock	Investments in Preferred Stock	Investments in Convertible Bonds	Investments in Warrants	Investments in Rights
Balance as of September 30, 2023	$7,295	$6,921	$98,517	$8,440	$5,423	$4,114	$378	$–	^
Accrued discounts/premiums	23	(9)	(4)	–	–	2	–	–
Realized gain/(loss)	(3,918)	5	6,821	2,933	163	–	–	–
Change in unrealized appreciation/(depreciation)	2,715	31	4,815	(782)	(27)	(2,052)	(46)	–
Purchases	3,439	25	–	1,107	4,365	1,365	–	–
Sales	(4,026)	(2,072)	(21,604)	(1,399)	(927)	(40)	–	–
Net transfer into Level 3	–	2,716	–	832	–	–	453	–
Net transfer out of Level 3	–	–	–	–	–	–	–	–
Ending Balance as of March 31, 2024(1)	$5,528	$7,617	$88,545	$11,131	$8,997	$3,389	$785	$–
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$1,985	$85	$3,514	$(2,215)	$2,612	$(2,049)	$(67)	$–

(1) Of the $125,992 ($ Thousands) in Level 3 securities as of March 31, 2024, $25,376 ($ Thousands) or 2.1% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. When significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

^ This category includes securities with a value of $0.

SEI Institutional Managed Trust

For the period ended March 31, 2024, there were transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

Category	Market Value at March 31, 2024 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)
Common Stock	$7,420	Comparable multiple analysis using an average forward EBITDA multiple of publicly traded peers, discounted to account for smaller scale of operations ownership	None	N/A
		Recent transaction price	N/A	N/A
		Estimated recovery model	Equity Value	$240m
			Oustanding Shares	12m
			Illiquidity Discount	0.2
		Comparable company analysis	EBITDA	$156m
			EBITDA multiple	3.50x - 4.00x
		Weighted valuation techniques	EBITDA	$123m - $132m
			EBITDA multiple	6.25x - 9.50x
			Weighted Average Cost of Capital	0.14
			Valuation case probability weighting	50%
		Weighted valuation techniques	NFY Net Revenue	$277.2m
			Multiple	0.35x - 0.55x
			Weighted Average Cost of Capital	0.1344
			Valuation case probability weighting	12.5% - 75.0%
		Weighted valuation techniques	EBITDA	32.4m
			EBITDA multiple	6.6x - 11.5x
			Replacement Cost per Ton	$225 -$ 2,800
		Estimated recovery Model	Estimated Excess RBC	$13.7m
			Estimated Indemnity escrow	$24.5m
			Discount Rate	0.45
		Estimated recovery model	Earnout Realization Probability	15% - 35%
			Discount Factor	5% - 6.6%
		Estimated recovery Model	Escrow	$2.5m
			Discount Rate	0.35

Convertible Bonds	3,390	Comparable company analysis	EBITDA	$1,138.2m
			EBITDA multiple	16.50x - 18.50x
		Milestone Approach	Success probability	0% - 39%
			Price per barrel	$60
		Milestone Approach	Success probability	0% - 39%
			Price per barrel	$60
		Milestone Approach	Success probability	0% - 39%
			Price per barrel	$60
		Net recovery approach	EBITDA	$15.2m - 32.0m
			EBITDA multiple	2.25x - 4.50x
		Net recovery approach	EBITDA	$15.2m - 32.0m
			EBITDA multiple	2.25x - 4.50x
Corporate Bonds	5,454	Weighted valuation techniques	EBITDA	32.4m
			EBITDA multiple	6.6x - 11.5x
			Replacement Cost per Ton	$225 -$ 2,800
		Weighted valuation techniques	EBITDA	32.4m
			EBITDA multiple	6.6x - 11.5x
			Replacement Cost per Ton	$225 -$ 2,800
		Estimated recovery model	Estimated Total Claims Case	$382.4-400.3m
			Estimated Debt Claims	$153-160m
		Estimated recovery model	Estimated Total Claims Case	$382.4-400.3m
			Estimated Debt Claims	$153-160m
		Discounted cash flow model	Implied total yield	9.92% - 10.92%
		Enterprise Value Coverage Analysis	Enterprise Value	$350m
			Illiquidity Discount	0.1

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

High Yield Bond Fund (Concluded)

Category	Market Value at March 31, 2024 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)
Loan Participations	4,925	Discounted cash flow model	Implied total credit spread	10.73% - 11.73%
		Discounted cash flow model	Implied total yield	9.80% - 10.20%
		Discounted cash flow model	Implied credit spread	8.05% - 9.05%
		Weighted valuation techniques	NFY Net Revenue	$277.2m
			Multiple	0.35x - 0.55x
			Weighted Average Cost of Capital	0.1344
			Valuation case probability weighting	12.5% - 75.0%

Preferred Stock	3,455

Priced base off conversion value to the common stock. Details: $1,000 par value per preferred share is convertible into GPOR common stock at $14.00 per share conversion price, therefore each preferred share is convertible into ~71.43 GPOR common shares. Valuation methodology is 1 GPOR preferred share equals 71.43 x GPOR common stock price.

			None	N/A
		Weighted valuation techniques	EBITDA	$123m - $132m
			EBITDA multiple	6.25x - 9.50x
			Weighted Average Cost of Capital	0.14
			Valuation case probability weighting	0.5
		Discounted cash flow model	Implied total yield	12.11% - 14.11%

Warrants	732	Weighted valuation techniques	EBITDA	$123m - $132m
			EBITDA multiple	6.25x - 9.50x
			Weighted Average Cost of Capital	0.14
			Valuation case probability weighting	0.5
		Weighted valuation techniques	EBITDA	$123m - $132m
			EBITDA multiple	6.25x - 9.50x
			Weighted Average Cost of Capital	0.14
			Valuation case probability weighting	0.5
		Weighted valuation techniques	EBITDA	$123m - $132m
			EBITDA multiple	6.25x - 9.50x
			Weighted Average Cost of Capital	0.14
			Valuation case probability weighting	0.5
		Recent transaction price	N/A	N/A
		Recent transaction price	N/A	N/A
		Recent transaction price	N/A	N/A
		Recent transaction price	N/A	N/A

Total	$25,376

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$1	$73	$(74)	$—	$—	$—	$—	$—
SEI Daily Income Trust, Government Fund, Institutional Class	13,031	343,626	(322,769)	—	—	33,888	958	—
Totals	$13,032	$343,699	$(322,843)	$–	$—	$33,888	$958	$—

SEI Institutional Managed Trust

A list of the restricted securities, excluding 144a, held by the Fund at March 31, 2024, is as follows:

Description	Face Amount ($ Thousands)/ Number of Shares/ Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations
Audacy Capital	$3,784	3/12/2021	$3,170	$123
Audacy Capital	1,717	4/24/2019	1,113	56
Chesapeake Energy Corp	2,515	2/12/2021	–	50
Cornerstone Chemical	343	3/15/2023	357	343
Endo Luxembourg Finance I Sarl	1,485	3/12/2021	1,386	965
Mountain Province Diamonds	1,989	12/16/2022	1,952	1,939
Par Pharmaceutical	1,373	3/15/2019	1,274	900
Tacora Resources	127	5/24/2023	127	127
Tacora Resources	870	5/7/2021	912	426
Loan Participations
GatesAir, Term Loan	1,153	8/9/2022	1,128	1,153
Premier Brands Group Holdings LLC, Initial Loan, 1st Lien	936	3/21/2019	884	799
Common Stock
AVAYA Inc	127,790	5/5/2023	1,894	703
Burgundy Diamond Mines Ltd	2,083,693	7/21/2023	347	265
Carestream Health Holdings Inc	69,956	9/30/2022	1,343	1,193
Guitar Center	13,905	1/8/2021	1,762	1,966
Gymboree Holding Corp	40,312	10/2/2017	672	–
Lannett	93,813	7/6/2023	53	193
Preferred Stock
Guitar Center	365	1/8/2021	34	35
Syniverse	3,235,812	5/13/2022	3,182	3,100
Convertible Bond
Authentic Brands	$270	9/21/2023	4	270
Warrant
Guitar Center	3,680	1/8/2021	197	191
Guitar Center	3,681	1/8/2021	132	89
Intelsat Jackson Holdings	4	3/3/2022	–	–
Tacora Resources	3,398,032	5/24/2023	–	–
			$21,923	$14,886

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Conservative Income Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER — 59.0%
Communication Services — 0.9%
AT&T
5.545%, 04/18/2024 (A)	$6,000	$5,981

Consumer Discretionary — 2.7%
American Honda Finance
5.493%, 04/26/2024 (A)	6,000	5,973
Autozone
5.407%, 04/02/2024 (A)	6,000	5,996
Mohawk Industries
5.530%, 04/16/2024 (A)	6,000	5,982

		17,951

Consumer Staples — 2.1%
Keurig Dr Pepper
5.456%, 04/02/2024 (A)	6,000	5,995
Regency Markets No.1
5.385%, 04/19/2024 (A)	8,000	7,974

		13,969

Financials — 44.9%
Albion Capital
5.428%, 05/15/2024 (A)	4,000	3,971
5.393%, 05/28/2024 (A)	5,000	4,954
Alinghi Funding
5.928%, 05/14/2024 (A)	3,000	2,979
5.516%, 10/04/2024 (A)	4,000	3,887
ANZ Group Holdings
5.698%, 08/29/2024 (A)	2,000	1,955
Aquitaine Funding
5.441%, 05/31/2024 (A)	3,000	2,971
5.405%, 04/15/2024 (A)	5,000	4,986
5.258%, 04/24/2024 (A)	5,000	4,980
Australia & New Zealand Banking Group
5.863%, 07/30/2024 (A)(B)	1,000	982
5.071%, 01/06/2025 (A)	2,000	1,920
Bank of America Securities
5.394%, 06/24/2024 (A)	2,000	1,974
Bank of Montreal
5.718%, 11/07/2024 (A)	2,000	1,935

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
5.403%, 07/26/2024 (A)	$2,000	$1,965
Barton Capital
5.418%, 05/08/2008 (A)(B)	4,000	3,975
Bay Square Funding
5.570%, 10/01/2024 (A)	6,000	6,000
Bayerische Landesbank
5.338%, 04/01/2024 (A)	16,000	15,990
Bedford Row Funding
5.356%, 04/03/2024 (A)	5,000	4,995
Britannia Funding
5.444%, 08/20/2024 (A)	6,000	5,870
CDP Financial
5.760%, 07/23/2024 (A)	3,000	2,948
5.555%, 05/29/2024 (A)(B)	10,000	9,908
Chariot Funding
5.438%, 04/03/2024 (A)	10,000	9,991
Columbia Funding
5.383%, 07/10/2024 (A)	10,000	9,844
5.340%, 08/01/2024 (A)	2,000	1,962
Commonwealth Bank of Australia
5.530%, 11/07/2024 (A)	1,000	1,000
Concord Minutemen Capital
5.470%, 05/13/2024 (A)	7,000	7,000
DNB Bank
5.898%, 06/13/2024 (A)(B)	3,000	2,966
5.623%, 05/28/2024 (A)	5,000	4,955
5.525%, 12/05/2024 (A)	2,500	2,410
5.417%, 09/19/2024 (A)	3,000	2,923
5.391%, 06/26/2024 (A)	2,000	1,974
5.173%, 01/22/2025 (A)	2,000	1,915
Federation des Caisses Desjardins du Quebec
5.404%, 06/14/2024 (A)	4,000	3,954
FMS Wertmanagement
5.688%, 05/03/2024 (A)(B)	500	497
0.000%, 05/02/2024 (A)(B)(C)	500	498
Goldman Sachs International
5.480%, 06/11/2024 (A)	1,500	1,483
Great Bear Funding
5.336%, 04/02/2024 (A)	10,000	9,993
ING US Funding
5.829%, 07/01/2024 (A)	1,000	986
5.786%, 05/01/2024 (A)	3,000	2,985
5.620%, 02/10/2025 (A)	1,550	1,549
Ionic Funding
5.352%, 04/26/2024 (A)	2,000	1,991
4.464%, 04/17/2024 (A)	5,500	5,484
Korea Development Bank
5.830%, 05/28/2024 (A)	2,000	1,982
Landesbank Baden-Wuerttemberg
5.343%, 04/01/2024 (A)	25,600	25,585

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Liberty Street Funding
5.829%, 05/07/2024 (A)	$2,000	$1,988
Lime Funding
5.346%, 04/04/2024 (A)	12,000	11,987
LMA-Americas
5.411%, 06/12/2024 (A)	2,550	2,521
5.403%, 05/07/2024 (A)	5,000	4,970
Mackinac Funding
5.414%, 09/04/2024 (A)	2,000	1,953
Macquarie Bank
5.813%, 04/18/2024 (A)	1,500	1,495
5.797%, 04/11/2024 (A)	4,000	3,992
5.689%, 04/08/2024 (A)	730	729
5.490%, 08/16/2024 (A)	3,000	3,000
5.325%, 02/07/2025 (A)	2,200	2,100
Mainbeach Funding
5.356%, 04/02/2024 (A)	7,800	7,794
5.356%, 04/03/2024 (A)	12,000	11,989
Mitsubishi HC Finance America
5.548%, 05/02/2024 (A)	6,000	5,967
National Australia Bank
5.787%, 04/15/2024 (A)(B)	2,000	1,995
5.520%, 10/21/2024 (A)	2,500	2,499
5.292%, 10/04/2024 (A)	2,900	2,821
National Bank of Canada
5.196%, 01/22/2025 (A)	2,000	1,914
Overwatch Alpha Funding
5.343%, 04/01/2024 (A)	7,000	6,996
Pricoa Short Term Funding
5.808%, 05/06/2024 (A)(B)	3,000	2,983
Ridgefield Funding
5.720%, 05/20/2024 (A)	3,000	2,976
Royal Bank of Canada
5.802%, 11/06/2024 (A)	2,000	1,936
Starbird Funding
5.742%, 05/10/2024 (A)	4,000	3,974
5.520%, 10/07/2024 (A)	2,700	2,700
Svenska Handelsbanken
5.871%, 06/03/2024 (A)	1,060	1,049
5.442%, 10/21/2024 (A)	3,000	2,910
UBS
5.990%, 05/31/2024 (A)(B)	1,000	990
Versailles Commercial Paper
5.481%, 05/23/2024 (A)	500	496
Westpac Banking
5.786%, 09/12/2024 (A)	2,000	1,951
5.691%, 11/14/2024 (A)	2,000	1,934
5.690%, 11/07/2024 (A)	1,500	1,451

		295,132

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Government — 2.7%
Province of Quebec Canada
5.391%, 05/07/2024 (A)	$17,500	$17,397

Health Care — 0.6%
CVS Health
4.859%, 04/05/2024 (A)	4,000	3,995

Industrials — 0.9%
Penske Truck Leasing
5.248%, 04/18/2024 (A)	6,000	5,981

Information Technolgy — 1.5%
Cisco Systems
5.392%, 05/06/2024 (A)	10,000	9,941

Materials — 1.8%
Amcor Finance USA
5.502%, 04/09/2024 (A)	6,000	5,989
CRH America Finance
5.537%, 05/03/2024 (A)	6,000	5,967

		11,956

Utiliites — 0.9%
American Electric Power
5.517%, 04/09/2024 (A)	6,000	5,989

Total Commercial Paper
(Cost $388,495) ($ Thousands)		388,292

CORPORATE OBLIGATIONS — 2.6%
Consumer Discretionary — 0.6%
Jets Stadium Development
5.920%, 04/01/2047 (B)(D)	3,900	3,900

Consumer Staples — 0.2%
PepsiCo
5.751%, SOFRINDX + 0.400%, 11/12/2024 (D)	1,185	1,186

Financials — 1.8%
ANZ New Zealand International
5.961%, SOFRRATE + 0.600%, 02/18/2025 (B)(D)	2,202	2,208
National Australia Bank
5.830%, 04/08/2024	3,000	3,000
5.830%, 04/12/2024	1,000	1,000

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Svenska Handelsbanken NY
5.870%, SOFRRATE + 0.550%, 04/29/2024 (D)	$2,000	$2,001
Wells Fargo Bank
5.970%, SOFRRATE + 0.640%, 07/17/2024 (D)	1,000	1,002
Westpac Banking
5.910%, SOFRRATE + 0.580%, 05/17/2024 (D)	1,000	1,001
5.830%, 04/19/2024	2,000	2,000

		12,212

Total Corporate Obligations
(Cost $17,291) ($ Thousands)		17,298

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Note
5.470%, USBMMY3M + 0.169%, 04/30/2025 (D)	500	500

Total U.S. Treasury Obligation
(Cost $500) ($ Thousands)		500

CERTIFICATES OF DEPOSIT — 20.7%
Australia & New Zealand Banking Group
5.830%, 04/02/2024 (B)	1,000	1,000
Bank of America
6.000%, 08/21/2024	1,000	1,000
5.940%, 07/15/2024	1,000	1,001
5.900%, 05/14/2024	2,000	2,000
5.750%, 11/14/2024	2,500	2,500
5.220%, 02/06/2025	1,839	1,836
Bank of Montreal IL
5.600%, 11/29/2024	2,000	2,002
Bank of Nova Scotia
5.820%, 06/13/2024	1,500	1,500
5.800%, 11/08/2024	1,500	1,500
Barclays Bank
5.710%, 10/04/2024	1,250	1,251
5.400%, 10/01/2024	1,000	999
BMO
5.500%, 12/06/2024	2,000	2,001
BNP Paribas NY
5.720%, 08/19/2024	1,000	1,001
5.280%, 12/31/2024	1,500	1,498
5.230%, 12/18/2024	3,000	3,000
BPCE
5.580%, 08/01/2024	3,000	3,002
Canadian Imperial Bank of Commerce NY
5.930%, 06/28/2024	1,500	1,501

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
5.800%, 06/07/2024	$2,500	$2,501
5.170%, 02/07/2025	2,500	2,496
Citibank
5.920%, 06/20/2024	2,000	2,000
5.920%, 07/22/2024	2,500	2,500
5.890%, 05/10/2024	2,000	2,000
5.880%, 05/08/2024	2,000	2,000
Commonwealth Bank of Australia
5.700%, 11/27/2024	1,500	1,500
5.630%, 01/31/2025	2,000	2,001
Concord Minutemen Capital
5.880%, 05/16/2024	2,000	2,000
Credit Agricole Corporate and Investment Bank
5.690%, 05/21/2024	3,000	3,001
5.420%, 06/11/2024	8,000	8,000
5.410%, 07/01/2024	1,500	1,500
Credit Industriel et Commercial
5.460%, 06/17/2024	3,000	3,000
DNB Bank
5.810%, 04/29/2024 (B)	1,000	1,000
HSBC Bank
5.970%, 07/25/2024 (B)	2,000	2,003
Lloyds Bank
5.670%, 02/14/2025	2,000	2,001
Mitsubishi UFJ Trust and Banking
5.510%, 09/05/2024	1,500	1,500
5.330%, 04/02/2024	13,000	13,000
Mizuho Bank
5.500%, 08/13/2024	3,500	3,500
5.500%, 09/05/2024	3,000	3,000
Natixis NY
5.510%, 09/10/2024	3,500	3,501
Nordea Bank Abp
5.860%, 04/26/2024	1,175	1,176
5.840%, 04/12/2024	2,000	2,000
5.800%, 07/24/2024	2,000	2,002
Podium Funding Trust
5.510%, 08/08/2024	2,500	2,500
Raobank
5.270%, 02/05/2025	2,300	2,300
Royal Bank of Canada
5.960%, 09/19/2024	1,500	1,503
5.930%, 05/23/2024 (B)	1,750	1,751
Sumitomo Mitsu Banking
5.570%, 09/27/2024	2,000	2,001
5.540%, 07/23/2024	2,000	2,000
5.500%, 08/06/2024	6,000	6,000
5.500%, 08/28/2024	2,500	2,500
Sumitomo Mitsui Trust Bank
5.600%, 07/08/2024	3,000	3,001
5.500%, 08/01/2024	6,000	6,001

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
Toronto-Dominion Bank
6.000%, 10/02/2024	$2,000	$2,004
Wells Fargo Bank
5.180%, 02/07/2025	3,000	2,995
Westpac Banking
5.850%, 04/19/2024 (B)	1,000	1,000
5.630%, 01/31/2025	1,000	1,000
5.250%, 01/22/2025	2,000	1,999
Total Certificates of Deposit
(Cost $136,315) ($ Thousands)		136,329

REPURCHASE AGREEMENTS(E) — 17.4%
Bank of America Securities
5.330%, dated 3/28/2024, to be repurchased on 4/1/2024, repurchase price $91,053,892 (collateralized by various GNMA obligations, ranging in par value $6,000 - $251,484,928, 2.500% - 8.000%, 3/15/2030 - 10/20/2063; with total market value $92,820,000)	91,000	91,000
Goldman Sachs & Co
5.330%, dated 3/28/2024, to be repurchased on 4/1/2024, repurchase price $17,810,540 (collateralized by a U.S. Treasury obligation, par value $18,204,200, 4.000%, 1/31/2029; with total market value $18,156,027)	17,800	17,800
TD Securities
5.340%, dated 3/28/2024, to be repurchased on 4/1/2024, repurchase price $6,003,560 (collateralized by a GNMA obligation, par value $6,097,153, 5.500%, 1/20/2054; with total market value $6,120,001)	6,000	6,000

Total Repurchase Agreements
(Cost $114,800) ($ Thousands)		114,800

Total Investments in Securities — 99.8%
(Cost $657,401) ($ Thousands)		$657,219

Percentages are based on Net Assets of $658,309 ($ Thousands).
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2024, the value of these securities amounted to $37,656 ($ Thousands), representing 5.7% of the Net Assets of the Fund.

(C)	No interest rate available.
(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)	Tri-Party Repurchase Agreement.

As of March 31, 2024, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Conservative Income Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$107	$10,014	$(10,121)	$—	$—	$—	$23	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Tax-Free Conservative Income Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 85.9%
Alabama — 1.6%
Mobile, Industrial Development Board, RB
3.450%, 06/01/2034 (A)	$2,900	$2,900

Arizona — 0.8%
Yavapai County, Industrial Development Authority, Drake Cement Project, Ser A, RB
3.700%, 09/01/2035 (A)(B)	1,500	1,500

Colorado — 5.8%
Colorado Springs, Utilities System Revenue, Ser C-REMK, RB
3.650%, 11/01/2028 (A)	5,655	5,655
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser S, RB
3.640%, 05/15/2062 (A)	4,500	4,500

		10,155

Connecticut — 2.2%
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser B-3, RB
3.620%, 11/15/2048 (A)	1,025	1,025
Connecticut State, Ser C, GO
3.720%, 05/15/2034 (A)	2,870	2,870

		3,895

District of Columbia — 0.1%
Tender Option Bond Trust Receipts, Ser 2019-XG0267, RB
3.690%, 10/01/2053 (A)(B)(C)	95	95

Florida — 4.8%
Escambia County, Solid Waste Disposal, Florida Power & Light, RB
3.200%, 04/01/2039 (A)	300	300
Lucie County, Florida Power & Light Project, Ser R, RB
3.800%, 09/01/2028 (A)	7,050	7,050
Pinellas County, Housing Finance Authority, Bayside Court, RB, FHLMC
3.650%, 10/01/2048 (A)(B)	1,070	1,070

		8,420

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Idaho — 0.8%
Idaho State, Housing & Finance Association, Traditions at Boise Apartments Project, Ser A, RB
3.640%, 09/01/2044 (A)	$1,400	$1,400

Illinois — 2.2%
Illinois State, Development Finance Authority, YMCA Metropolitan Chicago Project, RB
3.650%, 06/01/2029 (A)(B)	3,900	3,900

Indiana — 1.0%
Tender Option Bond Trust Receipts, Ser 2016-XL0019, RB
3.790%, 04/01/2030 (A)(C)	1,770	1,770

Iowa — 5.7%
Iowa State, Finance Authority, Disaster Area Economic Development, CJ Bio America Project, RB
3.850%, 12/01/2041 (A)(B)(C)	7,500	7,500
Iowa State, Finance Authority, Mortgage-Backed Securities Program, RB, GNMA/FNMA/FHLMC
3.620%, 01/01/2047 (A)	900	900
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, RB
3.700%, 09/01/2036 (A)	1,600	1,600

		10,000

Louisiana — 1.9%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A-1, RB
3.150%, 05/01/2043 (A)(B)	800	800
Louisiana State, Public Facilities Authority, Louisiana Children's Medical Center Project, RB
3.650%, 09/01/2057 (A)(B)	1,100	1,100
Saint James Parish, Nucor Steel Louisiana LLC Project, Ser 2010A-1, RB
3.940%, 11/01/2040 (A)	1,500	1,500

		3,400

Maryland — 1.3%
Maryland State, Community Development Administration, Department of Housing and Community Development, Crusader Arms Apartments Project, Ser D, RB
3.680%, 02/01/2041 (A)	1,070	1,070

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maryland State, Economic Development Corporation, Howard Hughes Medical Institute, Ser A, RB
3.550%, 02/15/2043 (A)	$1,200	$1,200

		2,270

Massachusetts — 1.1%
Somerville, GO
5.000%, 05/30/2024	2,000	2,005

Michigan — 0.7%
Central Michigan University, Ser A, RB
3.650%, 10/01/2032 (A)(B)	1,300	1,300

Mississippi — 1.0%
Mississippi State, Business Finance, Chevron USA Project, Ser B, RB
3.250%, 12/01/2030 (A)	715	715
Mississippi State, Business Finance, Chevron USA Project, Ser C, RB
3.250%, 12/01/2030 (A)	210	210
Mississippi State, Business Finance, Chevron USA Project, Ser F, RB
3.250%, 12/01/2030 (A)	790	790

		1,715

Missouri — 3.9%
Kansas City, Special Obligation, H Roe Bartle Project, Ser E, RB
3.690%, 04/15/2034 (A)(B)	3,300	3,300
RBC Municipal Products Trust, Ser C-16, RB
3.690%, 09/01/2039 (A)(B)(C)	3,500	3,500

		6,800

Nevada — 2.4%
Clark County, Department of Aviation, Sub-Ser D-2B, RB
3.670%, 07/01/2040 (A)(B)	4,225	4,225

New Jersey — 11.3%
Cranford, GO
5.000%, 06/20/2024	3,760	3,767
5.000%, 08/22/2024	1,560	1,566
Hudson County, Improvement Authority, Local Unit Loan Program, RB
5.000%, 07/24/2024	1,000	1,004
Little Falls, GO
5.000%, 12/13/2024	6,154	6,200
Plainsboro, GO
5.000%, 07/25/2024	3,000	3,009

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Amboy, GO
5.000%, 06/28/2024	$4,361	$4,369

		19,915

New York — 10.4%
Metropolitan New York, Transportation Authority, Ser D-2B-REMK, RB
3.050%, 11/01/2035 (A)(B)	4,000	4,000
Mount Pleasant, Central School District, GO
5.000%, 06/28/2024	3,050	3,057
New York City, Sub-Ser G-6, GO
3.300%, 04/01/2042 (A)(B)	1,990	1,990
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
3.650%, 11/01/2041 (A)(B)	2,000	2,000
New York State, Dormitory Authority, BDS Rockefeller University, RB
3.650%, 07/01/2032 (A)	4,900	4,900
New York State, Housing Finance Agency, Ser A, RB
3.700%, 11/01/2050 (A)(B)	2,500	2,500

		18,447

Ohio — 0.7%
Ohio State, Infrastructure Improvement, Ser A, GO
5.000%, 03/01/2025	1,335	1,356

Pennsylvania — 2.6%
Montgomery County, Industrial Development Authority, Acts Retirement Life Communities, RB, AGC
3.250%, 11/15/2029 (A)	150	150
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply Project, RB
4.750%, 12/01/2037 (A)(B)	3,300	3,300
Pennsylvania State, Turnpike Commission, RB
3.700%, 12/01/2038 (A)(B)	1,100	1,100

		4,550

South Carolina — 4.3%
South Carolina State, Jobs-Economic Development Authority, RB
3.660%, 03/01/2063 (A)(B)	3,000	3,000
South Carolina State, Public Service Authority, Ser A, RB
3.790%, 01/01/2036 (A)(B)	4,100	4,100

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tender Option Bond Trust Receipts, Ser 2022-XG0398, RB, BAM
3.760%, 12/01/2055 (A)(C)	$500	$500

		7,600

South Dakota — 2.9%
South Dakota State, Housing Development Authority, RB
3.650%, 11/01/2046 (A)	2,200	2,200
South Dakota State, Housing Development Authority, Ser A, RB
3.650%, 11/01/2062 (A)	2,850	2,850

		5,050

Tennessee — 0.2%
Clarksville, Public Building Authority, Pooled Financing, RB
3.790%, 06/01/2029 (A)(B)	280	280

Texas — 8.1%
Houston, Combined Utility System Revenue, Ser C-, RB
3.720%, 05/15/2034 (A)(B)	2,100	2,100
Midland, Independent School District, GO
5.000%, 02/15/2025	1,065	1,080
Port Arthur, Navigation District, Industrial Development, Petrochemicals USA Project, RB
3.630%, 03/01/2039 (A)	5,300	5,300
Texas State, Veterans Bonds, GO
3.660%, 12/01/2046 (A)	1,800	1,800
Texas State, Veterans Bonds, Ser B, GO
3.700%, 12/01/2042 (A)	2,000	2,000
Texas State, Veterans Bonds, Ser B-REMK, GO
3.700%, 12/01/2043 (A)	2,000	2,000

		14,280

Utah — 1.1%
Utah State, Water Finance Agency, Ser B-2-REMK, RB
3.800%, 10/01/2035 (A)	1,955	1,955

Virginia — 1.2%
Fairfax County, Industrial Development Authority, Inova Health System Project, RB
3.680%, 05/15/2042 (A)	2,050	2,050

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington — 0.9%
Washington State, Housing Finance Commission, Ser VR, RB
3.640%, 12/01/2046 (A)	$1,585	$1,585

West Virginia — 0.6%
West Virginia State, Hospital Finance Authority, West Virginia University, RB
3.610%, 06/01/2034 (A)(B)	1,080	1,080

Wisconsin — 3.1%
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
3.630%, 03/01/2041 (A)	2,320	2,320
Wisconsin State, Housing & Economic Development Authority, Ser C, RB
3.600%, 05/01/2046 (A)	1,800	1,800
Wisconsin State, Housing & Economic Development Authority, Ser C, RB, FNMA
3.640%, 03/01/2038 (A)	1,400	1,400

		5,520

Wyoming — 1.2%
Wyoming State, Community Development Authority, Ser 4, RB
3.650%, 12/01/2048 (A)	2,200	2,200

Total Municipal Bonds
(Cost $151,636) ($ Thousands)		151,618

TAX-EXEMPT COMMERCIAL PAPER — 8.6%
Fort Bend, Independent School District
3.600%, 04/10/2024	5,000	5,000
Lincoln, Electric
3.600%, 06/10/2024	3,000	3,000
University of California
3.550%, 07/15/2024	1,100	1,094
University of Texas
3.600%, 07/11/2024	3,000	3,000
3.480%, 10/18/2024	1,200	1,201
3.450%, 09/20/2024	2,000	2,000

Total Tax-Exempt Commercial Paper
(Cost $15,300) ($ Thousands)		15,295

Total Investments in Securities — 94.5%
(Cost $166,936) ($ Thousands)		$166,913

Percentages are based on Net Assets of $176,578 ($ Thousands).

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Tax-Free Conservative Income Fund (Concluded)

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2024, the value of these securities amounted to $13,365 ($ Thousands), representing 7.6% of the Net Assets of the Fund.

As of March 31, 2024, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Real Return Fund

†	Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 99.6%
U.S. Treasury Inflation Protected Securities
3.625%, 04/15/2028	$9,389	$9,981
2.500%, 01/15/2029	8,820	9,061
2.375%, 01/15/2027	9,750	9,827
2.375%, 10/15/2028	25,474	26,064
2.000%, 01/15/2026	10,090	10,043
1.750%, 01/15/2028	9,151	9,074
1.625%, 10/15/2027	24,688	24,450
1.250%, 04/15/2028	24,773	24,065
0.875%, 01/15/2029	17,044	16,246
0.750%, 07/15/2028	19,838	18,951
0.625%, 01/15/2026	21,383	20,768
0.500%, 01/15/2028	22,555	21,341
0.375%, 07/15/2025	25,436	24,881
0.375%, 01/15/2027	19,830	18,913
0.375%, 07/15/2027	21,881	20,820
0.125%, 04/15/2025	18,481	18,023
0.125%, 10/15/2025	22,526	21,863
0.125%, 04/15/2026	17,350	16,616
0.125%, 07/15/2026	21,310	20,423
0.125%, 10/15/2026	24,088	22,979

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.125%, 04/15/2027	$24,609	$23,187

Total U.S. Treasury Obligations
(Cost $394,940) ($ Thousands)		387,576

	Shares
CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Institutional Class
5.130%**†	840,113	840
Total Cash Equivalent
(Cost $840) ($ Thousands)		840
Total Investments in Securities — 99.8%
(Cost $395,780) ($ Thousands)		$388,416

Percentages are based on Net Assets of $389,167 ($ Thousands).
**	The rate reported is the 7-day effective yield as of March 31, 2024.
†	Investment in Affiliated Security (see Note 6).

The following is a summary of the level of inputs used as of March 31, 2024, in valuing the Fund's investments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	387,576	–	387,576
Cash Equivalent	840	–	–	840
Total Investments in Securities	840	387,576	–	388,416

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,547	$21,481	$(22,188)	$—	$—	$840	$28	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Dynamic Asset Allocation Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 80.2%

Communication Services — 7.2%
Alphabet Inc, Cl A *	87,696	$13,236
Alphabet Inc, Cl C *	73,411	11,178
AT&T Inc	106,454	1,874
Charter Communications Inc, Cl A *	1,443	419
Comcast Corp, Cl A	58,954	2,556
Electronic Arts Inc	3,625	481
Fox Corp, Cl A	3,371	105
Fox Corp, Cl B	1,866	53
Interpublic Group of Cos Inc/The	5,527	180
Live Nation Entertainment Inc *	2,107	223
Match Group Inc *	3,706	134
Meta Platforms Inc, Cl A	32,725	15,891
Netflix Inc *	6,409	3,892
News Corp, Cl A	5,662	148
News Corp, Cl B	2,017	55
Omnicom Group Inc	2,843	275
Paramount Global, Cl B	6,771	80
Take-Two Interactive Software Inc, Cl A *	2,421	360
T-Mobile US Inc	7,671	1,252
Verizon Communications Inc	62,586	2,626
Walt Disney Co/The	27,266	3,336
Warner Bros Discovery Inc *	34,564	302

		58,656
Consumer Discretionary — 8.3%
Airbnb Inc, Cl A *	6,500	1,072
Amazon.com Inc, Cl A *	136,070	24,544
Aptiv PLC *	4,172	332
AutoZone Inc *	209	659
Bath & Body Works Inc	3,429	172
Best Buy Co Inc	2,830	232
Booking Holdings Inc	535	1,941
BorgWarner Inc	3,437	119
Caesars Entertainment Inc *	3,254	142
CarMax Inc *	2,345	204
Carnival Corp *	14,426	236

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chipotle Mexican Grill Inc, Cl A *	450	$1,308
Darden Restaurants Inc	1,742	291
Deckers Outdoor Corp *	400	377
Domino's Pizza Inc	484	240
DR Horton Inc	4,447	732
eBay Inc	7,718	407
Etsy Inc *	1,791	123
Expedia Group Inc *	1,912	263
Ford Motor Co	58,108	772
Garmin Ltd	2,200	328
General Motors Co	17,362	787
Genuine Parts Co	2,025	314
Hasbro Inc	1,909	108
Hilton Worldwide Holdings Inc	3,786	808
Home Depot Inc/The	14,849	5,696
Las Vegas Sands Corp	5,619	290
Lennar Corp, Cl A	3,690	635
LKQ Corp	3,816	204
Lowe's Cos Inc	8,583	2,186
Lululemon Athletica Inc *	1,700	664
Marriott International Inc/MD, Cl A	3,673	927
McDonald's Corp	10,837	3,055
MGM Resorts International *	4,042	191
Mohawk Industries Inc *	720	94
NIKE Inc, Cl B	18,084	1,700
Norwegian Cruise Line Holdings Ltd *	6,214	130
NVR Inc *	49	397
O'Reilly Automotive Inc *	918	1,036
Pool Corp	616	249
PulteGroup Inc	3,173	383
Ralph Lauren Corp, Cl A	628	118
Ross Stores Inc	5,026	738
Royal Caribbean Cruises Ltd *	3,466	482
Starbucks Corp	16,826	1,538
Tapestry Inc	3,153	150
Tesla Inc *	41,215	7,245
TJX Cos Inc/The	17,010	1,725
Tractor Supply Co	1,574	412
Ulta Beauty Inc *	723	378
VF Corp	4,919	75
Wynn Resorts Ltd	1,345	137
Yum! Brands Inc	4,260	591

		67,937
Consumer Staples — 4.8%
Altria Group Inc	26,216	1,143
Archer-Daniels-Midland Co	8,121	510
Brown-Forman Corp, Cl B	2,660	137
Bunge Global SA	2,200	226
Campbell Soup Co	2,834	126
Church & Dwight Co Inc	3,785	395
Clorox Co/The	1,935	296
Coca-Cola Co/The	57,904	3,543

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Colgate-Palmolive Co	12,221	$1,100
Conagra Brands Inc	6,863	203
Constellation Brands Inc, Cl A	2,428	660
Costco Wholesale Corp	6,577	4,818
Dollar General Corp	3,271	510
Dollar Tree Inc *	3,096	412
Estee Lauder Cos Inc/The, Cl A	3,470	535
General Mills Inc	8,440	591
Hershey Co/The	2,276	443
Hormel Foods Corp	4,023	140
J M Smucker Co/The	1,530	193
Kellanova	4,119	236
Kenvue Inc	26,174	562
Keurig Dr Pepper Inc	15,292	469
Kimberly-Clark Corp	5,079	657
Kraft Heinz Co/The	12,143	448
Kroger Co/The	9,888	565
Lamb Weston Holdings Inc	2,101	224
McCormick & Co Inc/MD	3,580	275
Molson Coors Beverage Co, Cl B	2,695	181
Mondelez International Inc, Cl A	20,048	1,403
Monster Beverage Corp *	11,144	661
PepsiCo Inc	20,458	3,580
Philip Morris International Inc	23,058	2,113
Procter & Gamble Co/The	35,002	5,679
Sysco Corp, Cl A	7,411	602
Target Corp, Cl A	6,926	1,227
Tyson Foods Inc, Cl A	4,075	239
Walgreens Boots Alliance Inc	10,224	222
Walmart Inc	63,697	3,833

		39,157
Energy — 3.2%
APA Corp	4,452	153
Baker Hughes Co, Cl A	15,268	512
Chevron Corp	25,774	4,066
ConocoPhillips	17,549	2,234
Coterra Energy Inc	10,741	299
Devon Energy Corp	9,495	476
Diamondback Energy Inc, Cl A	2,723	540
EOG Resources Inc	8,699	1,112
EQT Corp	6,400	237
Exxon Mobil Corp	59,126	6,873
Halliburton Co	13,578	535
Hess Corp	4,096	625
Kinder Morgan Inc	29,398	539
Marathon Oil Corp	8,159	231
Marathon Petroleum Corp	5,437	1,096
Occidental Petroleum Corp	9,815	638
ONEOK Inc	8,806	706
Phillips 66	6,385	1,043
Pioneer Natural Resources Co	3,468	910
Schlumberger NV, Cl A	21,278	1,166

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Targa Resources Corp	3,300	$370
Valero Energy Corp	5,074	866
Williams Cos Inc/The	18,429	718

		25,945
Financials — 10.6%
Aflac Inc	7,871	676
Allstate Corp/The	3,890	673
American Express Co	8,497	1,935
American International Group Inc	10,569	826
Ameriprise Financial Inc	1,523	668
Aon PLC, Cl A	2,976	993
Arch Capital Group Ltd *	5,525	511
Arthur J Gallagher & Co	3,219	805
Assurant Inc	743	140
Bank of America Corp	102,500	3,887
Bank of New York Mellon Corp/The	11,313	652
Berkshire Hathaway Inc, Cl B *	27,080	11,388
BlackRock Inc	2,061	1,718
Blackstone Inc, Cl A	10,700	1,406
Brown & Brown Inc	3,639	319
Capital One Financial Corp	5,698	848
Cboe Global Markets Inc	1,527	281
Charles Schwab Corp/The	22,116	1,600
Chubb Ltd	5,993	1,553
Cincinnati Financial Corp	2,403	298
Citigroup Inc	28,320	1,791
Citizens Financial Group Inc	6,508	236
CME Group Inc, Cl A	5,372	1,157
Comerica Inc	1,983	109
Corpay Inc *	1,044	322
Discover Financial Services	3,808	499
Everest Group Ltd	673	267
Eversource Energy	5,401	323
FactSet Research Systems Inc	574	261
Fidelity National Information Services Inc, Cl B	8,935	663
Fifth Third Bancorp	10,119	376
Fiserv Inc, Cl A *	8,977	1,435
Franklin Resources Inc	4,243	119
Global Payments Inc	3,959	529
Globe Life Inc	1,200	140
Goldman Sachs Group Inc/The	4,855	2,028
Hartford Financial Services Group Inc/The	4,499	464
Huntington Bancshares Inc/OH	20,762	290
Intercontinental Exchange Inc	8,608	1,183
Invesco Ltd	6,878	114
Jack Henry & Associates Inc	1,050	182
JPMorgan Chase & Co	42,998	8,612
KeyCorp	13,712	217
Loews Corp	2,555	200
M&T Bank Corp	2,476	360
MarketAxess Holdings Inc	553	121

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Marsh & McLennan Cos Inc	7,315	$1,507
Mastercard Inc, Cl A	12,270	5,909
MetLife Inc	9,111	675
Moody's Corp	2,362	928
Morgan Stanley	18,628	1,754
MSCI Inc, Cl A	1,199	672
Nasdaq Inc, Cl A	4,891	309
Northern Trust Corp	3,022	269
PayPal Holdings Inc *	15,959	1,069
PNC Financial Services Group Inc/The	5,981	967
Principal Financial Group Inc, Cl A	3,267	282
Progressive Corp/The	8,768	1,813
Prudential Financial Inc	5,460	641
Raymond James Financial Inc	2,893	371
Regions Financial Corp	13,734	289
S&P Global Inc	4,761	2,026
Synchrony Financial	6,144	265
T Rowe Price Group Inc	3,389	413
Travelers Cos Inc/The	3,404	783
Truist Financial Corp	20,148	785
US Bancorp	23,470	1,049
Visa Inc, Cl A	23,518	6,563
W R Berkley Corp	3,157	279
Wells Fargo & Co	53,611	3,107
Willis Towers Watson PLC	1,538	423

		86,323
Health Care — 10.0%
Abbott Laboratories	25,853	2,938
AbbVie Inc	26,292	4,788
Agilent Technologies Inc	4,409	642
Align Technology Inc *	1,098	360
Amgen Inc, Cl A	7,954	2,262
Baxter International Inc	7,349	314
Becton Dickinson & Co	4,258	1,054
Biogen Inc *	2,136	461
Bio-Rad Laboratories Inc, Cl A *	333	115
Bio-Techne Corp	2,192	154
Boston Scientific Corp *	21,784	1,492
Bristol-Myers Squibb Co	30,310	1,644
Cardinal Health Inc	3,623	405
Catalent Inc *	2,577	145
Cencora Inc, Cl A	2,499	607
Centene Corp *	8,082	634
Charles River Laboratories International Inc *	765	207
Cigna Group/The	4,304	1,563
Cooper Cos Inc/The	3,064	311
CVS Health Corp	18,747	1,495
Danaher Corp, Cl A	9,762	2,438
DaVita Inc *	715	99
DENTSPLY SIRONA Inc	3,221	107
Dexcom Inc *	5,766	800

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Edwards Lifesciences Corp, Cl A *	9,151	$874
Elevance Health Inc	3,516	1,823
Eli Lilly & Co	11,874	9,238
GE HealthCare Technologies Inc	5,943	540
Gilead Sciences Inc	18,555	1,359
HCA Healthcare Inc	2,953	985
Henry Schein Inc *	1,849	140
Hologic Inc *	3,529	275
Humana Inc	1,865	647
IDEXX Laboratories Inc *	1,243	671
Illumina Inc *	2,437	335
Incyte Corp *	2,671	152
Insulet Corp *	1,000	171
Intuitive Surgical Inc *	5,282	2,108
IQVIA Holdings Inc *	2,715	687
Johnson & Johnson	35,854	5,672
Laboratory Corp of America Holdings	1,253	274
McKesson Corp	1,908	1,024
Medtronic PLC	19,787	1,724
Merck & Co Inc	37,711	4,976
Mettler-Toledo International Inc *	360	479
Moderna Inc *	4,981	531
Molina Healthcare Inc *	860	353
Pfizer Inc	84,022	2,332
Quest Diagnostics Inc	1,596	212
Regeneron Pharmaceuticals Inc *	1,551	1,493
ResMed Inc	2,164	429
Revvity Inc	1,783	187
STERIS PLC	1,474	331
Stryker Corp	5,012	1,794
Teleflex Inc	700	158
Thermo Fisher Scientific Inc	5,749	3,341
UnitedHealth Group Inc	13,787	6,820
Universal Health Services Inc, Cl B	892	163
Vertex Pharmaceuticals Inc *	3,795	1,586
Viatris Inc, Cl W	17,483	209
Waters Corp *	846	291
West Pharmaceutical Services Inc	1,079	427
Zimmer Biomet Holdings Inc	3,073	406
Zoetis Inc, Cl A	6,817	1,154

		81,406
Industrials — 7.1%
3M Co	8,317	882
A O Smith Corp	1,710	153
Allegion plc	1,233	166
American Airlines Group Inc *	9,781	150
AMETEK Inc	3,410	624
Automatic Data Processing Inc	6,092	1,521
Axon Enterprise Inc *	1,000	313
Boeing Co/The *	8,587	1,657
Broadridge Financial Solutions Inc	1,734	355
Builders FirstSource Inc *	1,800	375

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Carrier Global Corp	12,442	$723
Caterpillar Inc, Cl A	7,538	2,762
CH Robinson Worldwide Inc	1,698	129
Cintas Corp	1,298	892
Copart Inc *	13,210	765
CSX Corp	29,414	1,090
Cummins Inc	2,028	598
Dayforce Inc *	2,306	153
Deere & Co	3,902	1,603
Delta Air Lines Inc, Cl A	9,787	468
Dover Corp	2,141	379
Eaton Corp PLC	5,992	1,874
Emerson Electric Co	8,620	978
Equifax Inc	1,865	499
Expeditors International of Washington Inc	2,192	266
Fastenal Co, Cl A	8,631	666
FedEx Corp	3,395	984
Fortive Corp	5,370	462
Generac Holdings Inc *	883	111
General Dynamics Corp	3,364	950
General Electric Co	16,182	2,840
Honeywell International Inc	9,832	2,018
Howmet Aerospace Inc	5,832	399
Hubbell Inc, Cl B	800	332
Huntington Ingalls Industries Inc, Cl A	573	167
IDEX Corp	1,148	280
Illinois Tool Works Inc	4,063	1,090
Ingersoll Rand Inc	5,979	568
Jacobs Solutions Inc	1,832	282
JB Hunt Transport Services Inc	1,187	237
Johnson Controls International PLC	10,285	672
L3Harris Technologies Inc	2,787	594
Leidos Holdings Inc	2,004	263
Lockheed Martin Corp	3,223	1,466
Masco Corp	3,259	257
Nordson Corp	763	209
Norfolk Southern Corp	3,371	859
Northrop Grumman Corp	2,061	987
Old Dominion Freight Line Inc, Cl A	2,726	598
Otis Worldwide Corp	6,035	599
PACCAR Inc	7,850	973
Parker-Hannifin Corp, Cl A	1,886	1,048
Paychex Inc	4,791	588
Paycom Software Inc	687	137
Pentair PLC	2,364	202
Quanta Services Inc	2,183	567
Republic Services Inc	3,098	593
Robert Half Inc	1,584	126
Rockwell Automation Inc	1,755	511
Rollins Inc	4,320	200
RTX Corp	19,731	1,924
Snap-on Inc	818	242

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Southwest Airlines Co, Cl A	8,527	$249
Stanley Black & Decker Inc	2,399	235
Textron Inc	2,886	277
Trane Technologies PLC	3,337	1,002
TransDigm Group Inc	837	1,031
Uber Technologies Inc *	30,600	2,356
Union Pacific Corp	9,085	2,234
United Airlines Holdings Inc *	4,578	219
United Parcel Service Inc, Cl B	10,776	1,602
United Rentals Inc	1,018	734
Veralto Corp	3,120	277
Verisk Analytics Inc, Cl A	2,215	522
Waste Management Inc	5,487	1,170
Westinghouse Air Brake Technologies Corp	2,662	388
WW Grainger Inc	625	636
Xylem Inc/NY	3,566	461

		57,769
Information Technology — 23.6%
Accenture PLC, Cl A	9,353	3,242
Adobe Inc *	6,738	3,400
Advanced Micro Devices Inc *	24,058	4,342
Akamai Technologies Inc *	2,163	235
Amphenol Corp, Cl A	8,975	1,035
Analog Devices Inc	7,420	1,468
ANSYS Inc *	1,340	465
Apple Inc	216,059	37,050
Applied Materials Inc	12,392	2,556
Arista Networks Inc *	3,800	1,102
Autodesk Inc, Cl A *	3,210	836
Broadcom Inc	6,561	8,696
Cadence Design Systems Inc *	4,064	1,265
CDW Corp/DE	1,978	506
Cisco Systems Inc	60,680	3,029
Cognizant Technology Solutions Corp, Cl A	7,407	543
Corning Inc, Cl B	11,734	387
Enphase Energy Inc *	1,988	241
EPAM Systems Inc *	818	226
F5 Inc, Cl A *	849	161
Fair Isaac Corp *	400	500
First Solar Inc *	1,600	270
Fortinet Inc *	9,600	656
Gartner Inc *	1,171	558
Gen Digital Inc	8,009	179
Hewlett Packard Enterprise Co	18,524	328
HP Inc	12,921	390
Intel Corp	63,162	2,790
International Business Machines Corp	13,628	2,602
Intuit Inc	4,122	2,679
Jabil Inc	1,900	255
Juniper Networks Inc	4,454	165
Keysight Technologies Inc *	2,587	405
KLA Corp	2,010	1,404

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lam Research Corp	1,927	$1,872
Microchip Technology Inc	8,039	721
Micron Technology Inc	16,444	1,939
Microsoft Corp	110,606	46,534
Monolithic Power Systems Inc	670	454
Motorola Solutions Inc	2,514	892
NetApp Inc	3,076	323
NVIDIA Corp	36,718	33,177
ON Semiconductor Corp *	6,499	478
Oracle Corp, Cl B	23,717	2,979
Palo Alto Networks Inc *	4,700	1,335
PTC Inc *	1,828	345
Qorvo Inc *	1,431	164
QUALCOMM Inc	16,603	2,811
Roper Technologies Inc	1,623	910
Salesforce Inc	14,428	4,345
Seagate Technology Holdings PLC	3,005	280
ServiceNow Inc *	3,007	2,293
Skyworks Solutions Inc	2,246	243
Super Micro Computer Inc *	700	707
Synopsys Inc *	2,291	1,309
TE Connectivity Ltd	4,661	677
Teledyne Technologies Inc *	690	296
Teradyne Inc	2,188	247
Texas Instruments Inc	13,604	2,370
Trimble Inc *	3,728	240
Tyler Technologies Inc *	609	259
VeriSign Inc *	1,312	249
Western Digital Corp *	4,624	316
Zebra Technologies Corp, Cl A *	777	234

		192,965
Materials — 1.9%
Air Products and Chemicals Inc	3,319	804
Albemarle Corp	1,690	223
Amcor PLC	21,272	202
Avery Dennison Corp	1,219	272
Ball Corp	4,890	329
Celanese Corp, Cl A	1,426	245
CF Industries Holdings Inc	2,736	228
Corteva Inc	10,404	600
Dow Inc	10,617	615
DuPont de Nemours Inc	6,445	494
Eastman Chemical Co	1,610	161
Ecolab Inc	3,810	880
FMC Corp	1,862	119
Freeport-McMoRan Inc, Cl B	21,312	1,002
International Flavors & Fragrances Inc	3,682	317
International Paper Co	5,008	195
Linde PLC	7,220	3,352
LyondellBasell Industries NV, Cl A	3,775	386
Martin Marietta Materials Inc, Cl A	892	548
Mosaic Co/The	4,756	154

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Newmont Corp	17,455	$626
Nucor Corp	3,662	725
Packaging Corp of America	1,335	253
PPG Industries Inc	3,589	520
Sherwin-Williams Co/The, Cl A	3,541	1,230
Steel Dynamics Inc	2,351	348
Vulcan Materials Co	1,931	527
Westrock Co	3,812	189

		15,544
Real Estate — 1.8%
Alexandria Real Estate Equities Inc ‡	2,395	309
American Tower Corp, Cl A ‡	6,927	1,369
AvalonBay Communities Inc ‡	2,145	398
Boston Properties Inc ‡	2,111	138
Camden Property Trust ‡	1,600	157
CBRE Group Inc, Cl A *	4,383	426
CoStar Group Inc *	6,159	595
Crown Castle Inc ‡	6,563	695
Digital Realty Trust Inc, Cl A ‡	4,541	654
Equinix Inc ‡	1,411	1,165
Equity Residential ‡	5,109	322
Essex Property Trust Inc ‡	915	224
Extra Space Storage Inc ‡	3,141	462
Federal Realty Investment Trust ‡	1,052	107
Healthpeak Properties Inc ‡	7,561	142
Host Hotels & Resorts Inc ‡	10,123	209
Invitation Homes Inc ‡	8,500	303
Iron Mountain Inc ‡	4,378	351
Kimco Realty Corp ‡	10,574	207
Mid-America Apartment Communities Inc ‡	1,639	216
Prologis Inc ‡	13,737	1,789
Public Storage ‡	2,369	687
Realty Income Corp ‡	12,574	680
Regency Centers Corp ‡	2,294	139
SBA Communications Corp, Cl A ‡	1,581	343
Simon Property Group Inc ‡	4,902	767
UDR Inc ‡	4,295	161
Ventas Inc ‡	5,837	254
VICI Properties Inc, Cl A ‡	15,756	469
Welltower Inc ‡	8,341	779
Weyerhaeuser Co ‡	10,905	392

		14,909
Utilities — 1.7%
AES Corp/The	9,455	170
Alliant Energy Corp	3,529	178
Ameren Corp	3,929	291
American Electric Power Co Inc	7,948	684
American Water Works Co Inc	2,923	357
Atmos Energy Corp	2,107	250
CenterPoint Energy Inc	9,182	262
CMS Energy Corp	4,187	253

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consolidated Edison Inc	5,228	$475
Constellation Energy Corp	4,760	880
Dominion Energy Inc	12,648	622
DTE Energy Co	3,095	347
Duke Energy Corp	11,585	1,120
Edison International	5,727	405
Entergy Corp	3,247	343
Evergy Inc	3,143	168
Exelon Corp	15,109	568
FirstEnergy Corp	7,673	296
NextEra Energy Inc	30,521	1,951
NiSource Inc	6,044	167
NRG Energy Inc	3,196	216
PG&E Corp	32,327	542
Pinnacle West Capital Corp	1,617	121
PPL Corp	10,744	296
Public Service Enterprise Group Inc	7,440	497
Sempra	9,522	684
Southern Co/The	16,185	1,161
WEC Energy Group Inc	4,779	392
Xcel Energy Inc	8,359	449

		14,145
Total Common Stock
(Cost $270,920) ($ Thousands)		654,756

FOREIGN COMMON STOCK — 0.1%

China — 0.1%
NXP Semiconductors NV	3,815	945

Total Foreign Common Stock
(Cost $774) ($ Thousands)		945

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Institutional Class
5.130%**†	5,553,660	$5,554
Total Cash Equivalent
(Cost $5,554) ($ Thousands)		5,554

PURCHASED OPTION — 0.0%
Total Purchased Option
(Cost $1,297) ($ Thousands)		385

PURCHASED SWAPTIONS — 0.4%
Total Purchased Swaptions
(Cost $1,513) ($ Thousands)		3,383

Total Investments in Securities — 81.4%
(Cost $280,058) ($ Thousands)		$665,023

WRITTEN OPTION — (0.0)%
Total Written Option
(Premiums Received $510) ($ Thousands)		$(170)

WRITTEN SWAPTIONS — (0.3)%
Total Written Swaptions
(Premiums Received $807) ($ Thousands)		$(2,038)

A list of over the counter options contracts for the Fund at March 31, 2024, is as follows:

Description	Counterparty	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTION — 0.0%
Put Options
SXP OTC EP UNLISTED OPTION*	GOLDMAN SACHS	17,644	$81,162	$4,600.00	07/20/24	$385
WRITTEN OPTION — 0.0%
Put Options
SXP OTC EP UNLISTED OPTION*	GOLDMAN SACHS	(17,644)	$(72,340)	4,100.00	07/20/24	$(170)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Dynamic Asset Allocation Fund (Concluded)

A list of over the counter swaption contracts for the Fund at March 31, 2024, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.4%
Put Swaptions
SWAPTION PAYER	BAML	$461,000,000	$4.27	07/20/2024	$2,434
SWAPTION PAYER	BAML	207,450,000	$4.36	07/20/2024	949
Total Purchased Swaptions		$668,450,000			$3,383
WRITTEN SWAPTIONS — (0.2)%
Put Swaptions
SWAPTION PAYER	BAML	$(922,000,000)	$4.82	07/20/2024	$(1,514)
SWAPTION PAYER	BAML	(414,900,000)	$4.91	07/20/2024	(524)

Total Written Swaptions		$(1,336,900,000)			$(2,038)

A list of the open futures contracts held by the Fund at March 31, 2024 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI^	606	Jun-2024	$157,440	$160,847	$3,407

A list of the open OTC swap agreements held by the Fund at March 31, 2024, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
Goldman Sachs^	Bloomberg Commodity Index Total Return	3-MONTH TREASURY BILL RATE + 7.5 BPS	Index RETURN	Annually	06/13/2024	USD	32,000	$388	$–	$388
								$388	$–	$388

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2024, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.659%^	CPI	Annually	2/27/2033	USD	103,200	$2,612	$–	$2,612
FIXED 0.280960%	FLOATING (MUTKCALM INDEX)	Annually	05/15/2026	JPY	102,200,000	1,039	–	1,039
0.29283%	JPY UNSECURED OVERNIGHT CALL RATE TONAR	Annually	05/15/2026	JPY	81,000,000	761	–	761
USD-SOFR-OIS COMPOUND	3.41%	Annually	12/11/2028	USD	399,757	(950)	–	(950)
3.432%	USD-SOFR-OIS COMPOUND	Annually	12/11/2056	USD	42,027	82	–	82
3.707%	USD-SOFR-OIS COMPOUND	Annually	03/05/2034	USD	160,000	(307)	–	(307)
4.161% FIXED	FLOATING USD SOFR OIS COMPOUND	Annually	11/02/2056	USD	84,588	(9,911)	–	(9,911)
FLOATING USD SOFR OIS	4.35% FIXED	Annually	11/02/2031	USD	330,000	10,318	–	10,318
						$3,644	$–	$3,644

Percentages are based on Net Assets of $816,498 ($ Thousands).
^	Security, or a portion thereof, is held by the Dynamic Commodity Strategy Subsidiary Ltd. as of March 31, 2024.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2024.
†	Investment in Affiliated Security (see Note 6).

SEI Institutional Managed Trust

The following is a summary of the level of inputs used as of March 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	654,756	–	–	654,756
Foreign Common Stock	945	–	–	945
Cash Equivalent	5,554	–	–	5,554
Purchased Option	385	–	–	385
Purchased Swaptions	3,383	–	–	3,383
Total Investments in Securities	665,023	–	–	665,023

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(170)	–	–	(170)
Written Swaptions	(2,038)	–	–	(2,038)
Futures Contracts*
Unrealized Appreciation	3,407	–	–	3,407
OTC Swap
Total Return Swap*
Unrealized Appreciation	–	388	–	388
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	14,812	–	14,812
Unrealized Depreciation	–	(11,168)	–	(11,168)
Total Other Financial Instruments	1,199	4,032	–	5,231

*	Futures contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instruments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,779	$111,091	$(108,316)	$—	$—	$5,554	$142	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Strategy Alternative Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 26.8%
Communication Services — 1.6%
Altice France
5.500%, 10/15/2029 (A)	$130	$88
Audacy Capital
6.750%, 03/31/2029 (A)(B)(C)	335	11
6.500%, 05/01/2027 (A)(B)(C)	220	7
Beasley Mezzanine Holdings
8.625%, 02/01/2026 (A)	900	537
CCO Holdings
4.250%, 02/01/2031 (A)	125	102
4.250%, 01/15/2034 (A)	65	49
Charter Communications Operating
3.950%, 06/30/2062	155	93
DISH DBS
7.750%, 07/01/2026	135	90
7.375%, 07/01/2028	30	15
5.750%, 12/01/2028 (A)	170	117
5.250%, 12/01/2026 (A)	205	161
5.125%, 06/01/2029	220	92
Gray Television
5.375%, 11/15/2031 (A)	410	269
4.750%, 10/15/2030 (A)	365	239
Level 3 Financing
11.000%, 11/15/2029	124	129
10.750%, 12/15/2030 (A)	140	143
10.500%, 05/15/2030 (A)	251	257
4.500%, 04/01/2030 (A)	150	93
3.875%, 10/15/2030 (A)	105	62
3.750%, 07/15/2029 (A)	145	65
3.625%, 01/15/2029	5	2

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lumen Technologies
4.125%, 04/15/2029 (A)	$119	$75
4.125%, 04/15/2030 (A)	119	74
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	610	289
Urban One
7.375%, 02/01/2028 (A)	675	573
Vmed O2 UK Financing I
4.250%, 01/31/2031 (A)	270	229
VTR Comunicaciones
5.125%, 01/15/2028 (A)	110	77
4.375%, 04/15/2029 (A)	105	72
Windstream Escrow
7.750%, 08/15/2028 (A)	510	472
Zayo Group Holdings Inc
4.000%, 03/01/2027 (A)	260	214

		4,696

Consumer Discretionary — 6.7%
1011778 BC ULC
4.375%, 01/15/2028 (A)	260	246
Academy
6.000%, 11/15/2027 (A)	388	382
Altice Financing
5.750%, 08/15/2029 (A)	125	100
Bath & Body Works
7.600%, 07/15/2037	5	5
6.750%, 07/01/2036	310	313
BCPE Ulysses Intermediate
7.750%, 04/01/2027 (A)	703	696
Brookfield Residential Properties
5.000%, 06/15/2029 (A)	20	18
4.875%, 02/15/2030 (A)	260	233
Caesars Entertainment
7.000%, 02/15/2030 (A)	230	236
Carnival
10.500%, 06/01/2030 (A)	368	403
6.000%, 05/01/2029 (A)	165	163
5.750%, 03/01/2027 (A)	75	74
4.000%, 08/01/2028 (A)	260	242
Clarios Global
6.750%, 05/15/2025 (A)	755	756
6.250%, 05/15/2026 (A)	764	763
CMG Media
8.875%, 12/15/2027 (A)	655	434
CSC Holdings
7.500%, 04/01/2028 (A)	135	91
Dave & Buster's
7.625%, 11/01/2025 (A)	297	299
Diamond Sports Group
6.625%, 08/15/2027 (A)(B)	312	9
5.375%, 08/15/2026 (A)(B)	480	13

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Empire Communities
7.000%, 12/15/2025 (A)	$522	$524
Empire Resorts
7.750%, 11/01/2026 (A)	490	455
Fertitta Entertainment
6.750%, 01/15/2030 (A)	316	284
Ford Motor Credit
7.350%, 03/06/2030	145	155
2.900%, 02/10/2029	90	79
Global Auto Holdings
8.375%, 01/15/2029 (A)	711	695
GrubHub Holdings
5.500%, 07/01/2027 (A)	345	313
Hilton Domestic Operating
4.000%, 05/01/2031 (A)	400	358
IRB Holding
7.000%, 06/15/2025 (A)	154	154
Jacobs Entertainment
6.750%, 02/15/2029 (A)	310	300
Las Vegas Sands
3.200%, 08/08/2024	4,031	3,987
Liberty Interactive
8.250%, 02/01/2030	745	456
MGM Resorts International
6.500%, 04/15/2032	767	764
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(D)	495	–
NCL
8.125%, 01/15/2029 (A)	60	64
7.750%, 02/15/2029 (A)	461	479
5.875%, 03/15/2026 (A)	366	361
5.875%, 02/15/2027 (A)	90	89
3.625%, 12/15/2024 (A)	1,256	1,237
PetSmart
7.750%, 02/15/2029 (A)	459	447
QVC
4.750%, 02/15/2027	305	271
4.450%, 02/15/2025	620	601
4.375%, 09/01/2028	95	76
Radiate Holdco
6.500%, 09/15/2028 (A)	100	48
4.500%, 09/15/2026 (A)	390	310
StoneMor
8.500%, 05/15/2029 (A)	355	245
Studio City Finance
5.000%, 01/15/2029 (A)	205	180
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (A)	312	311
Victoria's Secret
4.625%, 07/15/2029 (A)	563	462
WW International
4.500%, 04/15/2029 (A)	225	89

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Yum! Brands
5.375%, 04/01/2032	$160	$155

		19,425

Consumer Staples — 0.7%
Albertsons
4.875%, 02/15/2030 (A)	410	390
4.625%, 01/15/2027 (A)	160	155
New Albertsons
8.700%, 05/01/2030	200	218
8.000%, 05/01/2031	40	42
Post Holdings
5.625%, 01/15/2028 (A)	235	231
Rite Aid
8.000%, 11/15/2026 (A)(B)	420	290
7.500%, 07/01/2025 (A)(B)	75	50
United Natural Foods
6.750%, 10/15/2028 (A)	764	635

		2,011

Energy — 4.3%
Antero Midstream Partners
5.375%, 06/15/2029 (A)	140	135
Baytex Energy
8.750%, 04/01/2027 (A)	292	305
7.375%, 03/15/2032 (A)	190	192
Blue Racer Midstream
7.625%, 12/15/2025 (A)	843	848
6.625%, 07/15/2026 (A)	411	410
Chesapeake Energy Corp
7.500%, 10/01/2026 (B)(C)(D)	170	3
7.000%, 10/01/2024 (B)(D)	55	1
Civitas Resources
8.625%, 11/01/2030 (A)	140	150
EnLink Midstream
6.500%, 09/01/2030 (A)	240	247
5.375%, 06/01/2029	230	226
Genesis Energy
8.000%, 01/15/2027	195	197
7.750%, 02/01/2028	95	96
Greenfire Resources
12.000%, 10/01/2028 (A)	180	192
Nabors Industries
7.250%, 01/15/2026 (A)	1,534	1,524
New Fortress Energy
8.750%, 03/15/2029 (A)	140	139
NGL Energy Operating
8.375%, 02/15/2032 (A)	566	580
8.125%, 02/15/2029 (A)	633	648
Permian Resources Operating
8.000%, 04/15/2027 (A)	841	866

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rockcliff Energy II
5.500%, 10/15/2029 (A)	$473	$443
SM Energy
6.625%, 01/15/2027	793	792
5.625%, 06/01/2025	1,937	1,928
Transocean
8.000%, 02/01/2027 (A)	105	104
11.500%, 01/30/2027 (A)	1,189	1,239
7.500%, 01/15/2026 (A)	338	336
7.500%, 04/15/2031	95	89
7.250%, 11/01/2025 (A)	433	431
Venture Global Calcasieu Pass
4.125%, 08/15/2031 (A)	350	311

		12,432

Financials — 1.6%
Arsenal AIC Parent
11.500%, 10/01/2031 (A)	561	625
Champions Financing
8.750%, 02/15/2029 (A)	1,072	1,123
CPI CG
8.625%, 03/15/2026 (A)	315	314
Finance of America Funding
7.875%, 11/15/2025 (A)	680	539
Freedom Mortgage
12.000%, 10/01/2028 (A)	90	98
6.625%, 01/15/2027 (A)	230	223
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	275	257
LD Holdings Group
6.125%, 04/01/2028 (A)	155	128
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	210	194
5.625%, 01/15/2030 (A)	55	47
Navient
5.500%, 03/15/2029	60	56
Navient MTN
5.625%, 08/01/2033	130	108
OneMain Finance
3.875%, 09/15/2028	405	361
PennyMac Financial Services
5.750%, 09/15/2031 (A)	190	176
4.250%, 02/15/2029 (A)	225	206
Starwood Property Trust
3.625%, 07/15/2026 (A)	255	239
WeWork US
15.000%, 08/15/2027 (A)(B)	287	29
11.000%, 08/15/2027 (A)(B)	360	21

		4,744

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Health Care — 2.2%
Akumin
9.000%, 08/01/2027 (A)	$425	$369
8.000%, 08/01/2028 (A)(B)	155	128
CHS
4.750%, 02/15/2031 (A)	270	208
Embecta
6.750%, 02/15/2030 (A)	235	204
5.000%, 02/15/2030 (A)	70	57
Emergent BioSolutions
3.875%, 08/15/2028 (A)	158	74
Endo DAC
5.875%, 10/15/2024 (A)(B)(C)	85	56
9.500%, 07/31/2027 (A)(B)	194	13
6.000%, 06/30/2028 (A)(B)	193	13
Endo Luxembourg Finance I Sarl
6.125%, 04/01/2029 (A)(B)(C)	165	107
Envision Healthcare Corp
8.750%, 10/15/2026 (D)	145	–
Global Medical Response
6.500%, 10/01/2025 (A)	1,232	1,170
LifePoint Health
11.000%, 10/15/2030 (A)	868	928
5.375%, 01/15/2029 (A)	355	292
Medline Borrower
6.250%, 04/01/2029 (A)	30	30
3.875%, 04/01/2029 (A)	260	237
Molina Healthcare
4.375%, 06/15/2028 (A)	200	188
3.875%, 11/15/2030 (A)	60	53
Par Pharmaceutical
7.500%, 04/01/2027 (A)(B)(C)	85	56
Prime Security Services Borrower
5.250%, 04/15/2024 (A)	274	274
Radiology Partners
9.781%, 02/15/2030 (A)	237	190
8.500%, 01/31/2029 (A)	514	477
Team Health Holdings
13.500%, 06/30/2028	325	361
6.375%, 02/01/2025 (A)	135	124
Tenet Healthcare
6.750%, 05/15/2031 (A)	115	117
6.125%, 06/15/2030	365	364
4.375%, 01/15/2030	220	204

		6,294

Industrials — 4.1%
Allied Universal Holdco
6.000%, 06/01/2029 (A)	729	627
American Airlines Group
3.750%, 03/01/2025 (A)	662	644

SEI Institutional Managed Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Artera Services
8.500%, 02/15/2031 (A)		$554	$568
Builders FirstSource
6.375%, 03/01/2034 (A)		351	352
4.250%, 02/01/2032 (A)		140	126
Cimpress
7.000%, 06/15/2026		1,040	1,041
CP Atlas Buyer
7.000%, 12/01/2028 (A)		205	192
Delta Air Lines
7.000%, 05/01/2025 (A)		1,388	1,406
Garda World Security
9.500%, 11/01/2027 (A)		749	751
6.000%, 06/01/2029 (A)		535	479
GFL Environmental
6.750%, 01/15/2031 (A)		305	313
3.750%, 08/01/2025 (A)		155	151
Icahn Enterprises
5.250%, 05/15/2027		115	104
JELD-WEN
4.625%, 12/15/2025 (A)		1,027	1,002
Miter Brands Acquisition Holdco
6.750%, 04/01/2032 (A)		160	161
Park-Ohio Industries
6.625%, 04/15/2027		474	443
Pitney Bowes
7.250%, 03/15/2029 (A)		185	165
6.875%, 03/15/2027 (A)		215	196
TransDigm
7.125%, 12/01/2031 (A)		688	709
6.875%, 12/15/2030 (A)		225	229
6.375%, 03/01/2029 (A)		314	315
Uber Technologies
8.000%, 11/01/2026 (A)		1,332	1,348
United Rentals North America
4.000%, 07/15/2030		260	237
Waste Pro USA
5.500%, 02/15/2026 (A)		514	506

			12,065

Information Technology — 1.2%
Banff Merger Sub
8.375%, 09/01/2026	EUR	752	807
CDW
5.500%, 12/01/2024		$24	24
4.125%, 05/01/2025		209	205
Ciena
4.000%, 01/31/2030 (A)		200	179
Coherent
5.000%, 12/15/2029 (A)		255	240
CommScope
8.250%, 03/01/2027 (A)		45	21

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.125%, 07/01/2028 (A)	$425	$168
6.000%, 03/01/2026 (A)	150	137
CommScope Technologies
6.000%, 06/15/2025 (A)	61	53
5.000%, 03/15/2027 (A)	35	13
McAfee
7.375%, 02/15/2030 (A)	652	598
Viasat
7.500%, 05/30/2031 (A)	620	449
6.500%, 07/15/2028 (A)	353	273
Virtusa
7.125%, 12/15/2028 (A)	509	455

		3,622

Materials — 1.4%
Axalta Coating Systems
3.375%, 02/15/2029 (A)	280	251
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	545	503
Ball
3.125%, 09/15/2031	165	140
Berry Global
5.625%, 07/15/2027 (A)	150	148
Cleveland-Cliffs Inc
7.000%, 03/15/2032 (A)	180	182
Cornerstone Chemical
10.250%, 09/01/2027 (A)(B)(C)(D)	56	56
15.000%, 12/06/2028 (D)	487	487
Domtar
6.750%, 10/01/2028 (A)	430	390
First Quantum Minerals
8.625%, 06/01/2031 (A)	200	194
Innophos Holdings
9.375%, 02/15/2028 (A)	250	208
Iris Holdings
8.750%, 02/15/2026 (A)	5	4
Mountain Province Diamonds
9.000%, 12/15/2025 (A)(C)(D)	223	217
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(D)	460	–
Olympus Water US Holding
9.750%, 11/15/2028 (A)	423	451
Rain Carbon
12.250%, 09/01/2029 (A)	180	187
Rain CII Carbon
7.250%, 04/01/2025 (A)	6	6
Tacora Resources
13.000%, 11/03/2023 (A)(B)(C)(D)	23	23
8.250%, 05/15/2026 (A)(B)(C)	175	86

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tronox
4.625%, 03/15/2029 (A)	$460	$413

		3,946

Real Estate — 1.7%
Diversified Healthcare Trust
4.750%, 02/15/2028	100	81
4.375%, 03/01/2031	585	438
Park Intermediate Holdings
7.500%, 06/01/2025 (A)	830	832
Service Properties Trust
7.500%, 09/15/2025	643	652
5.500%, 12/15/2027	255	243
4.750%, 10/01/2026	392	365
4.500%, 03/15/2025	780	762
4.375%, 02/15/2030	533	407
3.950%, 01/15/2028	40	34
VICI Properties
4.625%, 06/15/2025 (A)	641	631
3.500%, 02/15/2025 (A)	454	444

		4,889

Utilities — 1.3%
Vistra Operations
5.625%, 02/15/2027 (A)	90	89
5.500%, 09/01/2026 (A)	55	54
5.125%, 05/13/2025 (A)	536	531
4.875%, 05/13/2024 (A)	93	93
3.550%, 07/15/2024 (A)	2,941	2,920

		3,687

Total Corporate Obligations
(Cost $82,697) ($ Thousands)		77,811

	Shares
COMMON STOCK — 24.3%

Communication Services — 2.0%
AVAYA Inc *(C)(D)	14,995	82
Endeavor Group Holdings, Cl A	24,979	643
ROBLOX Corp, Cl A *	17,128	654
TKO Group Holdings Inc, Cl A	43,068	3,721
TripAdvisor Inc *	24,320	676
Windstream Services *	11,015	105

		5,881
Consumer Discretionary — 2.1%
ADT Inc	13,640	92
Aquity Holdings Inc *(D)	3,945	2
Caesars Entertainment Inc *	3,037	133
Everi Holdings Inc *	9,920	100
Golden Entertainment Inc	5,445	200

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Guitar Center *(C)(D)	2,167	$306
Monitronics International *(D)	443	7
Penn Entertainment Inc *	150,554	2,742
PlayAGS Inc *	22,602	203
Qurate Retail Inc *	64,550	79
Rent the Runway, Cl A *	22,365	8
RH *	5,867	2,043
Shake Shack Inc, Cl A *	2,553	266

		6,181
Consumer Staples — 0.2%
Keurig Dr Pepper Inc	13,544	416
Spectrum Brands Holdings Inc	2,160	192

		608
Energy — 2.8%
Diamondback Energy Inc, Cl A	12,503	2,478
Greenfire Resources *	13,407	80
Parker Drilling Co *(D)	4,414	48
San Juan Basin Royalty Trust	168,619	892
Transocean Ltd *	739,387	4,643

		8,141
Financials — 0.3%
LendingTree Inc *	3,475	147
Marqeta Inc, Cl A *	99,493	593
Oscar Health Inc, Cl A *	9,672	144

		884
Health Care — 0.1%
Carestream Health Holdings Inc *(C)(D)	5,876	100
Envision Healthcare Corp *	28,581	243
Lannett *(C)(D)	15,243	32

		375
Industrials — 0.3%
United Parcel Service Inc, Cl B	4,372	650
Yellow Corp *	2,841	17

		667
Information Technology — 7.0%
Adobe Inc *	1,289	650
Akamai Technologies Inc *	14,194	1,544
Corning Inc, Cl B	39,377	1,298
Elastic NV *	19,133	1,918
Entegris Inc	16,729	2,351
Everbridge Inc *	53,820	1,875
Infinera Corp *	23,422	141
Marvell Technology Inc	3,569	253
MongoDB Inc, Cl A *	2,898	1,039
Semtech Corp *	19,330	531
SentinelOne Inc, Cl A *	85,521	1,994
Sprinklr Inc, Cl A *	124,944	1,533
Terawulf *	12,500	33
Unity Software Inc *	9,454	252

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vishay Intertechnology Inc	107,250	$2,432
Zoom Video Communications Inc, Cl A *	38,744	2,533

		20,377
Materials — 6.2%
Air Products and Chemicals Inc	2,667	646
Alcoa Corp	54,087	1,828
Arctic Canadian Diamond Company Ltd *(D)	228	58
ATI Inc *	46,001	2,354
Century Aluminum Co *	168,376	2,591
Constellium, Cl A *	115,205	2,547
Cornerstone Chemical *(D)	26,482	521
Freeport-McMoRan Inc, Cl B	52,582	2,472
Libbey Glass Inc. *(D)	1,227	6
Materion Corp	16,938	2,232
Olin Corp	41,705	2,452
Summit Materials Inc, Cl A *	4,320	193
Tacora Resources *	10,693	11

		17,911
Real Estate — 2.4%
Copper Property CTL Pass Through Trust	16,286	160
Healthcare Realty Trust Inc, Cl A ‡	116,545	1,649
Kimco Realty Corp ‡	159,740	3,133
Mid-America Apartment Communities Inc ‡	1,962	258
Park Hotels & Resorts Inc ‡	66,867	1,170
SL Green Realty Corp ‡	12,487	688

		7,058
Utilities — 0.9%
CMS Energy Corp	14,888	899
Consolidated Edison Inc	10,117	919
Lumileds Common Bright Bidco *	965	—
PPL Corp	30,960	852

		2,670
Total Common Stock
(Cost $65,034) ($ Thousands)		70,753

REGISTERED INVESTMENT COMPANIES — 20.6%
Merger Fund , Cl I *	3,497,407	59,666
Sprott Physical Uranium Trust *	17,087	352

Total Registered Investment Companies
(Cost $57,480) ($ Thousands)		60,018

	Face Amount (Thousands)
LOAN PARTICIPATIONS — 5.0%
Acrisure, LLC, 2020 Term Loan, 1st Lien
8.945%, Syn LIBOR + 3.500%, 02/15/2027 (E)	$243	243

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Asurion, LLC, New B-9 Term Loan, 1st Lien
8.692%, 07/31/2027 (E)	$171	$164
Avaya Inc., Initial Term Loan, 1st Lien
6.830%, CME Term SOFR + 1.500%, 08/01/2028 (E)(F)	648	574
BCP V Everise, 1st Lien
11.514%, 12/14/2029 (D)(E)	320	307
Bluecrest, Intial Term Loan, 2nd Lien
13.456%, 08/31/2027 (C)(D)	71	69
Carestream Health, Inc., Term Loan, 1st Lien
12.909%, CME Term SOFR + 7.500%, 09/30/2027 (E)	650	552
Castle US Holding Corp., Dollar Term B-2 Loan, 1st Lien
9.599%, CME Term SOFR + 4.000%, 01/29/2027 (E)(F)	163	113
Castle US Holding Corp., Initial Dollar Term Loan, 1st Lien
9.349%, CME Term SOFR + 3.750%, 01/29/2027 (E)	197	138
CMG Media Corporation, 2021 Term B Loan, 1st Lien
8.909%, CME Term SOFR + 3.500%, 12/17/2026 (E)	119	103
Cooper’s Hawk Intermediate Holding, LLC, 2022 Incremental Term Loan, 1st Lien
11.942%, CME Term SOFR + 6.500%, 10/31/2026 (E)	44	43
Cooper’s Hawk Intermediate Holding, LLC, Initial Term Loan, 1st Lien
11.942%, 10/31/2026 (E)	232	224
Diamond Sports Group LLC, Dip Term Loan
10.000%, 12/02/2024	44	72
DMT Solutions Global Corp, Initial Term Loan
13.443%, 08/30/2027 (D)	67	65
13.426%, 08/30/2027 (D)	67	65
13.272%, 08/30/2027 (D)	67	65
Dominion Diamond, 1st Lien
10.000%, 06/30/2026 (D)	170	170
East Valley Tourist Development Authority , Term Loan, 1st Lien
12.945%, CME Term SOFR + 7.500%, 11/23/2026 (D)(E)	153	149
Epic Y-Grade Services, LP, Term Loan, 1st Lien
11.427%, 06/30/2027 (E)	174	174
Global Medical Response, Inc., 2018 New Term Loan, 1st Lien
9.824%, CME Term SOFR + 4.250%, 03/14/2025 (E)	623	580

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Global Medical Response, Inc., 2021 Refinancing Term Loan, 1st Lien
9.841%, CME Term SOFR + 4.250%, 10/02/2025 (E)	$597	$556
Hubbard Radio, LLC, 1st Lien
9.700%, 03/28/2025	192	123
J.C. Penney Corporation Inc., Term Loan, 1st Lien
5.250%, 06/21/2024 (B)(D)(E)	378	—
Lannett Takeback Exit Term Loan, 1st Lien
2.000%, 06/16/2030 (D)	93	93
Libbey Glass LLC, Incremental Term Loan, 1st Lien
11.974%, CME Term SOFR + 6.500%, 11/22/2027 (E)	451	422
LifeScan Global Corporation, Initial Term Loan, 1st Lien
11.975%, CME Term SOFR + 6.500%, 12/31/2026 (E)	1,732	1,039
LifeScan Global Corporation, Initial Term Loan, 2nd Lien
14.975%, CME Term SOFR + 9.500%, 03/31/2027 (E)	85	40
Mad Engine Term Loan, 1st Lien
12.564%, 07/15/2027	259	190
Magenta Buyer LLC, Initial Term Loan, 1st Lien
10.574%, CME Term SOFR + 5.000%, 07/27/2028 (E)(F)	1,178	693
Mashantucket (Western) Pequot Tribe, Term B Loan, 1st Lien
12.567%, 02/16/2025	267	264
Matrix Parent, Inc., Initial Term Loan, 1st Lien
10.459%, CME Term SOFR + 5.000%, 03/01/2029 (E)	597	405
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
11.074%, CME Term SOFR + 5.750%, 08/18/2028 (D)(E)	78	55
10.335%, CME Term SOFR + 4.750%, 08/18/2028 (E)	880	617
Mountaineer Merger Corp., Initial Term Loan, 1st Lien
12.568%, CME Term SOFR + 7.000%, 10/26/2028 (E)	423	337
Pinnacle Service Brands, LLC, Initial Term Loan, 1st Lien
13.590%, CME Term SOFR + 8.000%, 03/22/2026 (D)(E)	199	197
Pixelle Specialty, 1st Lien
11.813%, 05/19/2028	179	145

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Pluto Acquisition I, Inc., Tranche B Term Loan, 1st Lien
9.316%, CME Term SOFR + 4.000%, 09/20/2028 (D)(E)	$536	$467
Premier Brands Group Holdings LLC, Initial Loan, 1st Lien
14.413%, LIBOR + 8.000%, 03/20/2026 (C)(E)	221	189
Procera Networks, Inc., Initial Term Loan, 1st Lien
10.153%, CME Term SOFR + 4.500%, 10/31/2025 (D)(E)	474	348
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
9.713%, CME Term SOFR + 4.250%, 02/01/2029 (E)	408	308
Radiate Holdco, LLC, Amendment No. 6 Term B Loan, 1st Lien
8.695%, CME Term SOFR + 3.250%, 09/25/2026 (E)	235	196
Radiology Partners, Inc., Term B Loan, 1st Lien
10.587%, CME Term SOFR + 5.000%, 01/31/2029 (E)(F)	230	222
Sabre GLBL Inc., 2021 Other Term B-1 Loan, 1st Lien
8.945%, CME Term SOFR + 3.500%, 12/17/2027 (E)	85	71
Sabre GLBL Inc., 2021 Other Term B-2 Loan, 1st Lien
8.945%, CME Term SOFR + 3.500%, 12/17/2027 (E)	133	112
Sabre GLBL Inc., 2022 Other Term B Loan, 1st Lien
9.680%, CME Term SOFR + 4.250%, 06/30/2028 (E)	230	197
Syniverse Holdings, LLC, Initial Term Loan, 1st Lien
12.302%, CME Term SOFR + 7.000%, 05/13/2027 (E)	365	346
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
10.563%, CME Term SOFR + 5.250%, 03/02/2027 (E)(F)	925	817
Vida Capital, Inc., Initial Term Loan, 1st Lien
11.442%, CME Term SOFR + 6.000%, 10/01/2026 (E)	979	838
WarHorse Gaming, LLC, Closing Date Term Loan, 1st Lien
14.677%, CME Term SOFR + 9.250%, 06/30/2028 (E)	269	274

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Wellful Inc., Initial Term Loan, 1st Lien
11.692%, CME Term SOFR + 6.250%, 04/21/2027 (E)(F)	$570	$497
WW International, Inc., Initial Term Loan, 1st Lien
8.945%, CME Term SOFR + 3.500%, 04/13/2028 (E)	70	31
Xplornet Communications, Inc., Refinancing Term Loan, 1st Lien
9.571%, CME Term SOFR + 4.000%, 10/02/2028 (E)	843	382
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
8.445%, CME Term SOFR + 3.000%, 03/09/2027 (E)	356	312

Total Loan Participations
(Cost $15,784) ($ Thousands)		14,653

	Shares
FOREIGN COMMON STOCK — 3.8%

Australia — 0.8%
Burgundy Diamond Mines Ltd *(C)	450,932	57
Lynas Rare Earths *	218,303	811
South32 Ltd	749,498	1,467

		2,335

Belgium — 0.2%
X-Fab Silicon Foundries *	88,540	671

Canada — 2.0%
Air Canada, Cl A *	12,400	180
Greenfire Resources *(C)	13,725	82
Hudbay Minerals	297,778	2,084
NexGen Energy *	143,981	1,119
West Fraser Timber Co Ltd, Cl O	27,503	2,377

		5,842

China — 0.0%
Bit Digital Inc *	11,000	31

Monaco — 0.7%
Scorpio Tankers Inc	29,603	2,118

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Norway — 0.1%
OKEA	65,649	$151

Total Foreign Common Stock
(Cost $12,057) ($ Thousands)		11,148
	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Bills
5.312%, 06/13/2024 (G)	$1,000	990
5.307%, 06/06/2024 (G)	3,000	2,971
U.S. Treasury Notes
4.250%, 02/28/2029	448	448

Total U.S. Treasury Obligations
(Cost $4,411) ($ Thousands)		4,409

CONVERTIBLE BONDS — 0.3%
Authentic Brands
5.000%, 09/01/2029(C)(D)	32	32
Liberty Interactive
4.000%, 11/15/2029	89	37
3.750%, 02/15/2030	603	241
North Sea Natural Resources
0.000%, 01/23/2028(D)(H)	94	9
0.000%, 01/23/2028(D)(H)	15	1
0.000%, 01/23/2028(D)(H)	7	1
Silver Airways LLC
13.000%, 12/31/2027(D)	734	462

Total Convertible Bonds
(Cost $1,168) ($ Thousands)		783

MORTGAGE-BACKED SECURITIES — 0.2%
Non-Agency Mortgage-Backed Obligations — 0.2%
BX Commercial Mortgage Trust, Ser 2022-CSMO, Cl D
9.663%, TSFR1M + 4.337%, 06/15/2027(A)(E)	245	246
STWD, Ser 2021-FL2, Cl D
8.241%, TSFR1M + 2.914%, 04/18/2038(A)(E)	100	92
STWD, Ser 2021-FL2, Cl E
8.991%, TSFR1M + 3.664%, 04/18/2038(A)(E)	100	90
TRTX, Ser 2021-FL4, Cl D
9.040%, TSFR1M + 3.714%, 03/15/2038(A)(E)	100	92

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
TRTX, Ser 2021-FL4, Cl E
9.790%, TSFR1M + 4.464%, 03/15/2038(A)(E)	$100	$90

		610
Total Mortgage-Backed Securities
(Cost $644) ($ Thousands)		610

	Shares
PREFERRED STOCK — 0.2%

Consumer Discretionary — 0.0%
Guitar Center *(C)(D)(I)	39	4

Information Technology — 0.2%
Syniverse *(C)(D)(I)	527,417	505

Total Preferred Stock
(Cost $522) ($ Thousands)		509
	Number of Warrants
WARRANTS — 0.0%
Greenfire RES, Expires 09/20/2028*	$1,088	1
Guitar Center, Expires 12/22/2070
Strike Price $100.00 *(C)(D)	574	30
Guitar Center, Expires 12/22/2070
Strike Price $160.00 *(C)(D)	574	14
Silver Airways LLC
Strike Price $– *‡‡(D)	–	–
Tacora Resources
Strike Price $– *‡‡(C)(D)	614,882	–

Total Warrants
(Cost $52) ($ Thousands)		45

	Shares
CASH EQUIVALENTS — 13.1%
Morgan Stanley Institutional Liquidity Fund Treasury Securities Portfolio, Institutional Share Class
5.160%**	100,886	101
SEI Daily Income Trust, Government Fund, Institutional Class
5.130%**†	38,052,875	38,053

Total Cash Equivalents
(Cost $38,154) ($ Thousands)		38,154

Description	Shares	Market Value ($ Thousands)
PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $34) ($ Thousands)		$11

Total Investments in Securities — 95.8%
(Cost $278,037) ($ Thousands)		$278,904

COMMON STOCK SOLD SHORT— (8.4)%
Communication Services — (0.5)%
Meta Platforms Inc, Cl A	(1,273)	(618)
Yelp Inc, Cl A *	(24,471)	(964)

		(1,582)

Consumer Discretionary — (2.1)%
Abercrombie & Fitch Co, Cl A *	(1,313)	(164)
Brunswick Corp/DE	(6,865)	(663)
Caleres Inc	(26,131)	(1,072)
Camping World Holdings Inc, Cl A	(12,644)	(352)
Crocs Inc *	(1,124)	(162)
Dick's Sporting Goods Inc	(2,925)	(658)
Floor & Decor Holdings Inc, Cl A *	(2,466)	(320)
iRobot *	(73,448)	(643)
McDonald's Corp	(2,291)	(646)
Stitch Fix Inc, Cl A *	(63,621)	(168)
Ulta Beauty Inc *	(599)	(313)
Urban Outfitters Inc *	(7,550)	(328)
Winnebago Industries Inc	(9,319)	(689)

		(6,178)

Consumer Staples — (0.1)%
Nu Skin Enterprises Inc, Cl A	(10,086)	(139)

Financials — (2.4)%
Affirm Holdings Inc, Cl A *	(30,701)	(1,144)
Bank of America Corp	(27,152)	(1,030)
Capital One Financial Corp	(7,035)	(1,047)
Coinbase Global Inc, Cl A *	(633)	(168)
Evercore Inc, Cl A	(1,655)	(319)
Goldman Sachs Group Inc/The	(1,185)	(495)
JPMorgan Chase & Co	(5,151)	(1,032)
M&T Bank Corp	(2,283)	(332)
MGIC Investment Corp	(7,996)	(179)
Radian Group Inc	(5,504)	(184)
Robinhood Markets Inc, Cl A *	(8,645)	(174)
Runway Growth Finance	(51,435)	(623)
TriplePoint Venture Growth BDC	(32,696)	(310)

		(7,037)

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Health Care — (0.4)%
Demant *	(24,004)	$(1,193)

Industrials — (1.1)%
ArcBest Corp	(5,572)	(794)
Expeditors International of Washington Inc	(7,013)	(852)
Lincoln Electric Holdings Inc	(1,271)	(325)
Masco Corp	(4,307)	(340)
Matson Inc	(5,083)	(571)
Plug Power Inc *	(66,000)	(227)

		(3,109)

Information Technology — (0.9)%
AppLovin Corp, Cl A *	(5,092)	(352)
Datadog Inc, Cl A *	(1,324)	(164)
NVIDIA Corp	(177)	(160)
QUALCOMM Inc	(2,728)	(462)
Sprout Social Inc, Cl A *	(5,455)	(326)
Xerox Holdings Corp	(64,330)	(1,151)

		(2,615)

Materials — (0.2)%
Freeport-McMoRan Inc, Cl B	(7,060)	(332)
PureCycle Technologies *	(43,178)	(269)

		(601)

Real Estate — (0.7)%
Lamar Advertising Co, Cl A	(11,164)	(1,333)
Vornado Realty Trust	(24,143)	(695)

		(2,028)

Total Common Stock Sold Short
(Proceeds $21,967) ($ Thousands)		(24,482)

	Face Amount (Thousands)
CORPORATE OBLIGATIONS SOLD SHORT — (3.1)%
Consumer Discretionary — (0.8)%
Caesars Entertainment
4.625%, 10/15/2029 (A)	$(295)	(269)
Dana
5.625%, 06/15/2028	(335)	(327)
DirecTV Financing
8.875%, 02/01/2030 (A)	(517)	(516)
Hanesbrands
9.000%, 02/15/2031 (A)	(575)	(591)
Newell Brands
6.625%, 09/15/2029	(195)	(190)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS SOLD SHORT (continued)
6.375%, 09/15/2027	$(185)	$(182)
Tempur Sealy International
4.000%, 04/15/2029 (A)	(245)	(222)
3.875%, 10/15/2031 (A)	(115)	(98)
		(2,395)
Consumer Staples — (0.1)%
B&G Foods
8.000%, 09/15/2028 (A)	(402)	(418)

Energy — (0.1)%
Nabors Industries
9.125%, 01/31/2030 (A)	(294)	(306)

Health Care — (0.3)%
Embecta
5.000%, 02/15/2030 (A)	(422)	(345)
Fortrea Holdings
7.500%, 07/01/2030 (A)	(381)	(393)
ModivCare
5.875%, 11/15/2025 (A)	(200)	(195)
		(933)
Industrials — (0.8)%
3M MTN
3.375%, 03/01/2029	(479)	(445)
ACCO Brands
4.250%, 03/15/2029 (A)	(475)	(427)
CoreLogic
4.500%, 05/01/2028 (A)	(345)	(309)
Husky Injection Molding Systems
9.000%, 02/15/2029 (A)	(470)	(486)
Madison IAQ
5.875%, 06/30/2029 (A)	(200)	(183)
4.125%, 06/30/2028 (A)	(402)	(372)
		(2,222)
Materials — (1.0)%
Clydesdale Acquisition Holdings
8.750%, 04/15/2030 (A)	(35)	(34)
6.625%, 04/15/2029 (A)	(455)	(455)
Compass Minerals International
6.750%, 12/01/2027 (A)	(304)	(294)
FMG Resources August 2006 Pty
6.125%, 04/15/2032 (A)	(235)	(232)
5.875%, 04/15/2030 (A)	(205)	(202)
LABL
5.875%, 11/01/2028 (A)	(243)	(223)
Mauser Packaging Solutions Holding
7.875%, 08/15/2026 (A)	(295)	(301)
SCIH Salt Holdings
4.875%, 05/01/2028 (A)	(420)	(391)
Scotts Miracle-Gro
4.500%, 10/15/2029	(508)	(460)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS SOLD SHORT (continued)
Tronox
4.625%, 03/15/2029 (A)	$(195)	$(175)
		(2,767)
Total Corporate Obligations Sold Short
(Proceeds $8,873) ($ Thousands)		(9,041)

	Shares
REGISTERED INVESTMENT COMPANIES — (2.2)%
iShares Russell 2000 ETF	(15,417)	(3,242)
SPDR S&P 500 ETF Trust	(6,201)	(3,244)

Total Registered Investment Companies
(Proceeds $6,456) ($ Thousands)		(6,486)

	Face Amount (Thousands)
U.S. TREASURY OBLIGATION SOLD SHORT — (0.7)%
U.S. Treasury Notes
4.250%, 02/28/2029	$(1,972)	(1,975)

Total U.S. Treasury Obligation Sold Short
(Proceeds $1,980) ($ Thousands)		(1,975)

	Shares
FOREIGN COMMON STOCK SOLD SHORT —(0.2)%
Switzerland — (0.2)%
Logitech International	(5,545)	(496)

Total Foreign Common Stock Sold Short
(Proceeds $504) ($ Thousands)		(496)

Total Investments Sold Short — (14.6)%
(Proceeds $39,780) ($ Thousands)		$(42,480)

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $11) ($ Thousands)		$(4)

A list of the open exchange traded options contracts for the Fund at March 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
Boeing Co	19	$323	$170.00	5/18/2024	$4
S&P 500 Index	2	1,010	5,050.00	5/18/2024	5
S&P 500 Index	3	1,470	4,900.00	4/20/2024	1
S&P 500 Index	2	966	4,830.00	4/20/2024	1

SEI Institutional Managed Trust

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS (continued)

Total Purchased Options		$3,769			$11
WRITTEN OPTIONS — 0.0%
Put Options
Boeing Co	(19)	$(276)	$145.00	05/18/2024	$(1)
S&P 500 Index	(2)	(921)	4,605.00	04/20/2024	–
S&P 500 Index	(3)	(1,380)	4,600.00	04/20/2024	(1)
S&P 500 Index	(2)	(960)	4,800.00	05/18/2024	(2)

Total Written Options		$(3,537)			$(4)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2024 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	04/25/24	EUR	200	USD	217	$1
Barclays PLC	04/25/24	USD	65	EUR	60	—
Barclays PLC	04/25/24	USD	153	EUR	140	(1)
Barclays PLC	06/13/24	AUD	160	USD	106	1
Barclays PLC	06/13/24	AUD	11	USD	7	—
BNYMellon	06/20/24	USD	91	EUR	84	—
BNYMellon	06/20/24	CAD	223	USD	166	1
BNYMellon	06/20/24	EUR	835	USD	918	14
						$16

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2024 is as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX.HY.42	5.00%	Quarterly	06/20/2029	$1,751	$(127)	$(122)	$(5)
CDX.IG.42	1.00%	Quarterly	06/20/2029	13,863	(314)	(300)	(14)
					$(441)	$(422)	$(19)

Percentages are based on Net Assets of $291,016 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2024.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2024, the value of these securities amounted to $52,856 ($ Thousands), representing 18.2% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)

Security considered restricted, excluding 144A. The total market value of such securities as of March 31, 2024 was $2,124 ($ Thousands) and represented 0.8% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(D)	Level 3 security in accordance with fair value hierarchy.

(E)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(F)	Unsettled bank loan. Interest rate may not be available.
(G)	Interest rate represents the security's effective yield at the time of purchase.
(H)	No interest rate available.
(I)	Perpetual security with no stated maturity date.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Strategy Alternative Fund (Concluded)

The following is a summary of the level of inputs used as of March 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Corporate Obligations	–	77,024	787	77,811
Common Stock	69,243	348	1,162	70,753
Registered Investment Companies	60,018	–	–	60,018
Loan Participations	–	12,603	2,050	14,653
Foreign Common Stock	11,148	–	–	11,148
U.S. Treasury Obligations	–	4,409	–	4,409
Convertible Bonds	–	278	505	783
Mortgage-Backed Securities	–	610	–	610
Preferred Stock	–	–	509	509
Warrants	–	1	44	45
Cash Equivalents	38,053	101	–	38,154
Purchased Options	11	–	–	11
Total Investments in Securities	178,473	95,374	5,057	278,904
Securities Sold Short
Common Stock	(24,482)	–	–	(24,482)
Corporate Obligations	–	(9,041)	–	(9,041)
Registered Investment Companies	(6,486)	–	–	(6,486)
U.S. Treasury Obligation	–	(1,975)	–	(1,975)
Foreign Common Stock	(496)	–	–	(496)
Total Securities Sold Short	(31,464)	(11,016)	–	(42,480)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(4)	–	–	(4)
Forward Contracts*
Unrealized Appreciation	–	17	–	17
Unrealized Depreciation	–	(1)	–	(1)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(19)	–	(19)
Total Other Financial Instruments	(4)	(3)	–	(7)

* Forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Common Stock	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Convertible Bond	Investments in Preferred Stock	Investments in Warrants
Balance as of October 1, 2023	$651	$1,052	$1,414	$734	$479	$49
Accrued discounts/premiums	–	3	1	–	–	–
Realized gain/(loss)	307	(636)	(6)	–	–	–
Change in unrealized appreciation/(depreciation)	9	465	9	(377)	(1)	(5)
Purchases	180	560	1	155	31	–
Sales	(58)	(657)	(546)	(7)	–	–
Net transfer into Level 3	82	–	1,177	–	–	–
Net transfer out of Level 3	(9)	–	–	–	–	–
Ending Balance as of March 31, 2024(1)	$1,162	$787	$2,050	$505	$509	$44
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(82)	$465	$(29)	$(377)	$(1)	$(5)

(1) Of the $5,057 ($ Thousands) in Level 3 securities as of March 31, 2024, $3,549 ($ Thousands) or 1.2% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes. The value of these securities is immaterial and no further disclosure is required.

For the period ended March 31, 2024, there were transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

SEI Institutional Managed Trust

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$92,197	$249,522	$(303,666)	$—	$—	$38,053	$1,786	$—

A list of the restricted securities, excluding 144a, held by the Fund at March 31, 2024, is as follows:

Description	Face Amount ($ Thousands)/Shares/Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations
Audacy Capital	$335	3/12/2021	$236	$11
Audacy Capital	220	4/24/2019	140	7
Chesapeake Energy Corp	170	2/12/2021	–	3
Cornerstone Chemical	56	3/15/2023	58	56
Endo DAC	85	1/19/2022	83	56
Endo Luxembourg Finance I Sarl	165	3/12/2021	128	107
Mountain Province Diamonds	223	12/16/2022	219	217
Par Pharmaceutical	85	3/15/2019	67	56
Tacora Resources	23	5/24/2023	23	23
Tacora Resources	175	5/7/2021	187	86
Common Stock
AVAYA Inc	14,995	5/5/2023	224	82
Carestream Health Holdings Inc	5,876	9/30/2022	113	100
Guitar Center	2,167	1/8/2021	275	306
Lannett	15,243	7/6/2023	9	32
Loan Participations
Bluecrest, Intial Term Loan, 2nd Lien	71	9/6/2023	69	69
Premier Brands Group Holdings LLC, Initial Loan, 1st Lien	221	3/21/2019	198	189
Foreign Common Stock
Burgundy Diamond Mines Ltd	450,932	7/21/2023	75	57
Greenfire Resources	13,725	9/21/2023	32	82
Convertible Bonds
Authentic Brands	32	9/21/2023	–	32
Preferred Stock
Guitar Center	39	1/8/2021	4	4
Syniverse	527,417	5/13/2022	518	505
Warrants
Guitar Center	1,148	1/8/2021	52	44
Tacora Resources	614,882	5/24/2023	–	–
			$2,710	$2,124

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Liquid Alternative Fund

EXPOSURE WEIGHTINGS†

	Long	Short
Equity Contracts	74.58%	–%
Foreign Exchange Contracts	9.83	(69.23)
Interest Rate Contracts	19.47	(20.53)

†Exposures are calculated as the current notional value of the futures contracts as a percentage of net assets.

A list of the open futures contracts held by the Fund at March 31, 2024 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
3 Month SOFR	171	Dec-2025	$41,137	$41,092	$(45)
MSCI EAFE Index	792	Jun-2024	93,217	93,341	124
MSCI Emerging Markets	198	Jun-2024	10,366	10,385	19
NASDAQ 100 Index E-MINI	40	Jun-2024	14,852	14,780	(72)
Russell 2000 Index E-MINI	44	Jun-2024	4,629	4,721	92
S&P 500 Index E-MINI	95	Jun-2024	24,814	25,216	402
S&P Mid Cap 400 Index E-MINI	29	Jun-2024	8,685	8,925	240
U.S. Dollar Index	199	Jun-2024	20,372	20,750	378
			218,072	219,210	1,138
Short Contracts
AUD USD Currency	(259)	Jun-2024	$(17,204)	$(16,921)	$283
CAD Currency	(230)	Jun-2024	(17,099)	(17,006)	93
Euro FX	(388)	Jun-2024	(53,217)	(52,485)	732
Japanese Yen	(714)	Jun-2024	(61,342)	(59,668)	1,674
U.S. 10-Year Treasury Note	(292)	Jun-2024	(32,209)	(32,353)	(144)
U.S. Long Treasury Bond	(91)	Jun-2024	(10,817)	(10,960)	(143)
			(191,888)	(189,393)	2,495
			$26,184	$29,817	$3,633

Percentages are based on Net Assets of $210,996 ($ Thousands).

As of March 31, 2024, all of the Fund's financial instruments carried at valued were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP*.

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Accumulation Fund

†Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 45.8%
U.S. Treasury Bills
5.414%, 05/16/2024 ^(A)	$109,868	$109,150
5.404%, 05/09/2024 ^(A)	48,600	48,330
5.330%, 06/06/2024 ^(A)	95,056	94,147
5.297%, 05/21/2024 ^(A)	65,000	64,524
5.279%, 04/18/2024 ^(A)	50,000	49,876
5.267%, 06/20/2024 ^(A)	5,786	5,719
5.267%, 09/19/2024 (A)	80,000	78,055
5.198%, 08/15/2024 ^(A)	3,325	3,261
5.177%, 08/08/2024 ^(A)	53,729	52,742
U.S. Treasury Inflation Protected Securities
2.375%, 10/15/2028	6,042	6,182
1.750%, 01/15/2034	2,308	2,278
1.625%, 10/15/2027	9,266	9,177
1.375%, 07/15/2033	8,632	8,284
1.375%, 02/15/2044	662	580
1.250%, 04/15/2028	8,329	8,091
1.125%, 01/15/2033	15,531	14,565
1.000%, 02/15/2046	1,171	937
1.000%, 02/15/2049	3,677	2,880
0.875%, 01/15/2029	1,344	1,281
0.750%, 07/15/2028	8,601	8,216
0.750%, 02/15/2045	982	753
0.625%, 07/15/2032	11,358	10,299
0.625%, 02/15/2043	671	515
0.500%, 01/15/2028	4,626	4,377
0.375%, 07/15/2025	2,601	2,544
0.375%, 01/15/2027	2,554	2,436
0.375%, 07/15/2027	2,396	2,279
0.250%, 01/15/2025	651	640
0.250%, 07/15/2029	3,979	3,669
0.250%, 02/15/2050	360	227
0.125%, 07/15/2024	2,598	2,601
0.125%, 10/15/2025	2,377	2,307
0.125%, 04/15/2026	2,352	2,253
0.125%, 07/15/2026	1,287	1,233
0.125%, 04/15/2027	2,622	2,470

Description	Face Amount (Thousands)		Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.125%, 01/15/2030		$1,438	$1,302
0.125%, 07/15/2030		1,323	1,192
0.125%, 01/15/2031		11,492	10,224
0.125%, 07/15/2031		11,967	10,587
0.125%, 01/15/2032		12,461	10,885

Total U.S. Treasury Obligations
(Cost $646,873) ($ Thousands)			641,068

SOVEREIGN DEBT — 10.9%

Deutsche Bundesrepublik Inflation Linked Bond
0.500%, 04/15/2030	EUR	12,155	13,311
0.100%, 04/15/2026		2,387	2,540
0.100%, 04/15/2033		7,663	8,195
0.100%, 04/15/2046		1,506	1,574
French Republic Government Bond OAT
3.400%, 07/25/2029(B)		739	920
1.800%, 07/25/2040(B)		705	887
0.700%, 07/25/2030(B)		17,406	19,204
0.100%, 03/01/2026(B)		1,122	1,202
0.100%, 03/01/2028(B)		2,359	2,502
0.100%, 03/01/2029(B)		16,581	17,643
0.100%, 07/25/2031(B)		9,271	9,806
0.100%, 03/01/2032(B)		7,316	7,646
0.100%, 03/01/2036(B)		561	567
0.100%, 07/25/2038(B)		1,152	1,146
0.100%, 07/25/2047(B)		1,400	1,302
Italy Buoni Poliennali Del Tesoro
2.550%, 09/15/2041(B)		1,056	1,262
2.350%, 09/15/2024(B)		1,237	1,355
2.350%, 09/15/2035(B)		1,103	1,292
1.300%, 05/15/2028(B)		606	659
1.250%, 09/15/2032(B)		2,458	2,629
0.650%, 05/15/2026		289	310
0.400%, 05/15/2030(B)		1,763	1,801
0.150%, 05/15/2051(B)		589	423
Korea International Bond
2.750%, 01/19/2027^		$1,000	949
United Kingdom Gilt Inflation Linked
4.125%, 07/22/2030	GBP	500	2,179
2.500%, 07/17/2024		340	1,647
2.000%, 01/26/2035		932	2,941
1.250%, 11/22/2032		6,789	9,374
1.250%, 11/22/2055		1,573	2,058
0.750%, 11/22/2033		2,640	3,483
0.750%, 03/22/2034		8,139	10,685
0.250%, 03/22/2052		1,874	1,871
0.125%, 03/22/2026		2,196	2,762
0.125%, 08/10/2028		2,707	3,441

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
0.125%, 03/22/2029	GBP	159	$201
0.125%, 08/10/2031		129	164
0.125%, 03/22/2044		780	828
0.125%, 03/22/2046		2,933	3,021
0.125%, 08/10/2048		2,751	2,754
0.125%, 03/22/2058		4,432	4,056
0.125%, 11/22/2065		798	699
0.125%, 03/22/2068		757	656

Total Sovereign Debt
(Cost $160,159) ($ Thousands)			151,945

	Shares
FOREIGN COMMON STOCK — 3.6%

Australia — 0.1%
Ampol Ltd		3,171	82
APA Group		26,821	147
Aristocrat Leisure Ltd		3,212	90
ASX Ltd		1,383	60
Aurizon Holdings Ltd		21,309	56
BlueScope Steel Ltd		3,194	50
Brambles Ltd		4,589	48
Cochlear Ltd		247	54
Coles Group Ltd		12,289	136
Computershare Ltd		681	12
CSL Ltd		81	15
Dexus ‡		7,723	40
Endeavour Group Ltd/Australia		7,582	27
Glencore PLC		9,290	51
Goodman Group ‡		501	11
IDP Education Ltd		3,370	39
Insurance Australia Group Ltd		20,132	84
Lottery Corp Ltd/The		30,312	102
Origin Energy Ltd		9,571	57
Qantas Airways Ltd *		8,953	32
Ramsay Health Care Ltd		2,924	108
Rio Tinto PLC		1,750	111
Santos Ltd		15,287	77
Suncorp Group Ltd		7,008	75
Telstra Group Ltd, Cl B		45,924	116
Vicinity Ltd ‡		25,145	35
Washington H Soul Pattinson & Co Ltd		771	17
Westpac Banking Corp		1,983	34
Woodside Energy Group Ltd		2,545	51
Woolworths Group Ltd		6,248	135
Xero Ltd *		943	82

			2,034

Austria — 0.1%
Erste Group Bank AG		3,074	137
OMV AG		5,000	237
Verbund AG		3,687	270

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
voestalpine AG	7,681	$215

		859

Belgium — 0.1%
Ageas SA/NV	1,537	71
Anheuser-Busch InBev SA/NV	1,142	70
Argenx SE *	312	123
D'ieteren Group	920	204
Elia Group SA/NV	2,353	254
Syensqo SA *	1,000	95
UCB SA, Cl A	1,076	133
Umicore SA	2,473	54

		1,004

Brazil — 0.0%
Yara International ASA	560	18

Canada — 0.3%
Agnico Eagle Mines Ltd	1,381	82
Alimentation Couche-Tard Inc	481	27
AltaGas Ltd	1,810	40
ARC Resources Ltd	6,202	111
Bank of Nova Scotia/The, Cl C	1,239	64
Barrick Gold Corp	806	13
Brookfield Asset Management Ltd, Cl A	336	14
Brookfield Corp, Cl A	1,346	56
Cameco Corp	2,338	101
Canadian Natural Resources Ltd	952	73
Canadian Pacific Kansas City Ltd	398	35
Canadian Tire Corp Ltd, Cl A	894	89
Canadian Utilities Ltd, Cl A	4,850	111
CCL Industries Inc, Cl B	2,082	107
CGI Inc, Cl A *	508	56
Constellation Software Inc/Canada	22	60
Dollarama Inc	691	53
Empire Co Ltd, Cl A	4,984	122
Enbridge Inc	4,791	173
Fairfax Financial Holdings Ltd	25	27
First Quantum Minerals Ltd (Canada)	2,143	23
FirstService Corp	514	85
Franco-Nevada Corp	892	106
George Weston Ltd	427	58
Hydro One Ltd	936	27
iA Financial Corp Inc	1,313	82
IGM Financial Inc	1,781	46
Imperial Oil Ltd	2,660	184
Keyera Corp	3,731	96
Kinross Gold Corp	5,596	34
Loblaw Cos Ltd	548	61
Magna International Inc, Cl A	1,520	83
Manulife Financial Corp	3,345	84
Metro Inc/CN, Cl A	956	51

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Northland Power Inc	5,821	$95
Nutrien Ltd	1,332	72
Open Text Corp	2,952	115
Parkland Corp	2,823	90
Pembina Pipeline Corp	4,545	161
Quebecor Inc, Cl B	3,150	69
RB Global Inc	674	51
Royal Bank of Canada	1,147	116
Saputo Inc	4,704	93
Shopify Inc, Cl A *	272	21
Suncor Energy Inc	5,194	192
TC Energy Corp	4,836	195
Teck Resources Ltd, Cl B	778	36
Toronto-Dominion Bank/The	1,857	112
Tourmaline Oil Corp	3,283	154
Wheaton Precious Metals Corp	696	33

		4,039

China — 0.0%
Sands China Ltd *	36,800	104
Wilmar International Ltd	138,500	352

		456

Denmark — 0.1%
AP Moller - Maersk A/S, Cl A	13	17
Carlsberg AS, Cl B	1,522	208
Danske Bank A/S	4,024	121
DSV A/S	121	20
Novo Nordisk A/S, Cl B	498	64
Novonesis (Novozymes) B, Cl B	5,393	317
Orsted AS *	4,143	232
Pandora A/S	852	138
Tryg A/S	2,801	58

		1,175

Finland — 0.1%
Elisa Oyj	4,930	220
Fortum Oyj	14,020	173
Kesko Oyj, Cl B	5,815	109
Kone Oyj, Cl B	1,311	61
Neste Oyj	6,098	165
Nokia Oyj	46,150	164
Orion Oyj, Cl B	4,209	157
Stora Enso Oyj, Cl R	1,698	24
UPM-Kymmene Oyj, Cl V	408	14
Wartsila OYJ Abp	4,133	63

		1,150

France — 0.2%
Accor SA	1,293	60
Aeroports de Paris SA, Cl A	373	51
Air Liquide SA	872	182

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Arkema SA	736	$78
BioMerieux	1,345	149
Bollore SE	9,923	66
Bouygues SA	892	36
Capgemini SE	565	130
Carrefour SA	6,251	107
Cie Generale des Etablissements Michelin SCA	1,899	73
Danone SA	1,033	67
Dassault Systemes SE	3,283	146
Edenred SE	1,730	92
Eiffage SA	687	78
Engie SA	13,694	229
Eurazeo SE	468	41
Euronext NV	536	51
Gecina SA ‡	323	33
Getlink SE	4,624	79
Hermes International SCA	44	112
Ipsen SA	736	88
Kering SA	119	47
La Francaise des Jeux SAEM	1,007	41
L'Oreal SA	44	21
LVMH Moet Hennessy Louis Vuitton SE	84	76
Orange SA	17,466	205
Pernod Ricard SA	584	95
Publicis Groupe SA	570	62
Remy Cointreau SA	674	68
Renault SA	1,557	79
Sanofi SA	904	89
Sartorius Stedim Biotech	137	39
Sodexo SA	477	41
STMicroelectronics NV	2,074	89
Teleperformance SE	223	22
Thales SA, Cl A	220	38
TotalEnergies SE	5,627	386
Unibail-Rodamco-Westfield *‡	187	15
Veolia Environnement SA	3,097	101
Vinci SA	720	92
Vivendi SE	4,856	53
Worldline SA/France *	1,571	19

		3,626

Germany — 0.2%
adidas AG	198	44
Allianz SE	347	104
BASF SE	930	53
Bayerische Motoren Werke AG	600	69
Bechtle AG	1,658	88
Beiersdorf AG	1,148	167
Brenntag SE	810	68
Carl Zeiss Meditec AG	84	10
Commerzbank AG	866	12

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Covestro AG *	333	$18
Deutsche Boerse AG	198	41
Deutsche Telekom AG	6,455	157
E.ON SE	15,120	210
Fresenius Medical Care AG	725	28
Heidelberg Materials AG	141	16
Henkel AG & Co KGaA	2,041	147
Infineon Technologies AG	2,515	86
Knorr-Bremse AG	603	46
Merck KGaA	510	90
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	274	134
Puma SE	744	34
QIAGEN NV	713	31
Rheinmetall AG	95	53
RWE AG	3,800	129
Scout24 SE	3,632	274
Siemens Healthineers AG	183	11
Symrise AG, Cl A	1,058	127
Vonovia SE	1,664	49
Zalando SE *	1,399	40

		2,336

Hong Kong — 0.1%
AIA Group Ltd	6,600	44
CK Asset Holdings Ltd	5,931	24
CK Hutchison Holdings Ltd	18,208	88
CK Infrastructure Holdings Ltd	18,000	105
Futu Holdings Ltd ADR *	279	15
Galaxy Entertainment Group Ltd	23,000	116
HKT Trust & HKT Ltd	355,000	414
Hong Kong & China Gas Co Ltd	187,999	143
Power Assets Holdings Ltd	15,974	94
Sino Land Co Ltd	28,000	29
SITC International Holdings Co Ltd	6,000	11
Swire Properties Ltd	18,400	39
Techtronic Industries Co Ltd	4,001	54
WH Group Ltd	655,829	432

		1,608

Ireland — 0.0%
AIB Group PLC	21,728	110
Bank of Ireland Group PLC	12,097	124
Kerry Group PLC, Cl A	2,791	239
Kingspan Group PLC	1,981	181

		654

Israel — 0.0%
Azrieli Group Ltd	746	54
Elbit Systems Ltd	1,354	284
ICL Group Ltd	38,589	205
Nice Ltd *	111	29

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Teva Pharmaceutical Industries Ltd ADR *	16,269	$230
Wix.com Ltd *	98	13

		815

Italy — 0.1%
Amplifon SpA	633	23
Davide Campari-Milano NV	21,442	216
DiaSorin SpA	130	13
Eni SpA	3,134	50
FinecoBank Banca Fineco SpA	4,628	69
Infrastrutture Wireless Italiane SpA	10,607	121
Nexi SpA *	2,656	17
Poste Italiane SpA	8,102	101
Prysmian SpA	1,571	82
Recordati Industria Chimica e Farmaceutica SpA	2,099	116
Snam SpA	6,697	32
Telecom Italia SpA/Milano *	322,664	78
Terna - Rete Elettrica Nazionale	19,352	160

		1,078

Japan — 1.0%
Advantest Corp	800	35
Aeon Co Ltd, Cl H	5,400	128
Aisin Corp	1,500	61
Ajinomoto Co Inc	1,000	37
ANA Holdings Inc	3,500	73
Asahi Group Holdings Ltd	2,400	88
Asahi Intecc Co Ltd	4,400	77
Astellas Pharma Inc	6,600	71
Bandai Namco Holdings Inc	4,500	83
Brother Industries Ltd	9,300	172
Canon Inc	5,200	155
Capcom Co Ltd	8,200	153
Central Japan Railway Co	3,000	74
Chiba Bank Ltd/The, Cl B	7,300	61
Chubu Electric Power Co Inc	24,700	322
Chugai Pharmaceutical Co Ltd	2,500	95
Concordia Financial Group Ltd	15,100	76
Dai Nippon Printing Co Ltd	3,300	101
Daifuku Co Ltd	2,100	50
Dai-ichi Life Holdings Inc	2,300	58
Daiichi Sankyo Co Ltd	3,800	120
Daito Trust Construction Co Ltd	900	102
Daiwa House Industry Co Ltd	1,300	39
Dentsu Group Inc	4,300	119
Disco Corp	100	36
East Japan Railway Co	3,600	69
Eisai Co Ltd	2,000	82
ENEOS Holdings Inc	64,000	307
Fast Retailing Co Ltd	2	1
FUJIFILM Holdings Corp	6,300	141

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Fujitsu Ltd	5,000	$80
GLP J-Reit ‡	44	37
Hankyu Hanshin Holdings Inc	3,600	103
Hirose Electric Co Ltd	882	90
Hitachi Construction Machinery Co Ltd	500	15
Hoya Corp	800	100
Ibiden Co Ltd	1,500	67
Idemitsu Kosan Co Ltd	43,790	299
Iida Group Holdings Co Ltd	3,400	44
Inpex Corp	17,200	261
Japan Airlines Co Ltd	5,500	104
Japan Metropolitan Fund Invest, Cl A ‡	64	40
Japan Post Bank Co Ltd	1,400	15
Japan Real Estate Investment Corp ‡	12	43
Japan Tobacco Inc	6,700	178
JFE Holdings Inc	5,400	89
JSR Corp	1,900	54
Kansai Electric Power Co Inc/The	15,400	219
Kao Corp	2,400	90
KDDI Corp	10,000	295
Kikkoman Corp	4,500	58
Kintetsu Group Holdings Co Ltd	4,000	116
Kirin Holdings Co Ltd	8,900	124
Kobe Bussan Co Ltd	2,600	64
Koito Manufacturing Co Ltd	900	12
Komatsu Ltd	300	9
Konami Group Corp	2,400	163
Kubota Corp	3,100	48
Kyocera Corp	12,000	160
Kyowa Kirin Co Ltd	6,400	115
Lasertec Corp	100	28
LY Corp	39,800	101
M3 Inc	3,400	49
Marubeni Corp	1,000	17
MatsukiyoCocokara & Co	3,300	53
MEIJI Holdings Co Ltd	4,800	105
Mitsubishi Chemical Group Corp, Cl B	11,400	69
Mitsui Fudosan Co Ltd	7,500	80
MonotaRO Co Ltd	2,000	24
NEC Corp	700	51
Nexon Co Ltd	5,300	88
Nintendo Co Ltd	3,040	166
Nippon Building Fund Inc ‡	13	52
Nippon Paint Holdings Co Ltd	5,400	39
Nippon Prologis REIT Inc ‡	40	71
Nippon Sanso Holdings Corp	2,600	81
Nippon Steel Corp	1,400	34
Nippon Telegraph & Telephone Corp	126,300	150
Nippon Yusen KK	900	25
Nissan Chemical Corp	1,800	68
Nissin Foods Holdings Co Ltd	6,000	165
Nitori Holdings Co Ltd	600	90

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Nomura Holdings Inc	12,000	$76
Nomura Real Estate Holdings Inc	700	20
Nomura Real Estate Master Fund Inc ‡	44	43
Nomura Research Institute Ltd	1,800	51
NTT Data Group Corp	5,300	84
Obic Co Ltd	500	75
Odakyu Electric Railway Co Ltd	3,500	48
Olympus Corp	3,600	52
Omron Corp, Cl JP	1,100	39
Ono Pharmaceutical Co Ltd	7,100	116
Oracle Corp Japan	1,500	112
Oriental Land Co Ltd/Japan	3,000	96
ORIX Corp	500	11
Osaka Gas Co Ltd	21,100	474
Otsuka Corp	6,200	131
Otsuka Holdings Co Ltd	3,200	133
Pan Pacific International Holdings Corp	1,900	50
Panasonic Holdings Corp	10,200	97
Rakuten Group Inc *	7,600	43
Renesas Electronics Corp	1,800	32
Ricoh Co Ltd	6,500	58
Rohm Co Ltd	3,500	56
SBI Holdings Inc	2,400	63
SCSK Corp	4,600	85
Secom Co Ltd	1,100	80
Seiko Epson Corp	2,400	42
Seven & i Holdings Co Ltd	4,600	67
SG Holdings Co Ltd	8,000	101
Sharp Corp/Japan *	4,700	26
Shimadzu Corp	2,300	64
Shimano Inc	400	60
Shin-Etsu Chemical Co Ltd, Cl A	1,500	65
Shionogi & Co Ltd	2,200	112
Shiseido Co Ltd	1,900	52
Shizuoka Financial Group Inc	12,000	114
SoftBank Corp	18,300	235
SoftBank Group Corp	1,200	71
Sompo Holdings Inc	600	13
Sony Group Corp	800	68
Square Enix Holdings Co Ltd	3,200	123
Subaru Corp	3,700	84
SUMCO Corp	4,600	72
Sumitomo Metal Mining Co Ltd	1,000	30
Suntory Beverage & Food Ltd	1,600	54
Sysmex Corp	3,000	53
T&D Holdings Inc	4,600	80
Taisei Corp	1,900	69
Takeda Pharmaceutical Co Ltd	4,318	120
TDK Corp	1,900	93
Terumo Corp	5,600	102
TIS Inc	3,900	83
Tobu Railway Co Ltd	5,000	125

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Toho Co Ltd/Tokyo	4,200	$139
Tokio Marine Holdings Inc	400	12
Tokyo Electric Power Co Holdings Inc *	30,700	186
Tokyo Gas Co Ltd	20,400	463
Tokyu Corp	7,000	85
Toray Industries Inc	10,000	48
Toyota Industries Corp	700	73
Toyota Motor Corp	400	10
Trend Micro Inc/Japan	300	15
Unicharm Corp	2,100	67
West Japan Railway Co	6,800	142
Yakult Honsha Co Ltd	4,200	86
Yamaha Corp	1,100	24
Yamato Holdings Co Ltd	2,500	36
Yaskawa Electric Corp	1,400	59
Yokogawa Electric Corp	3,700	85
ZOZO Inc	1,800	45

		13,562

Jordan — 0.0%
Hikma Pharmaceuticals PLC	6,315	153

Luxembourg — 0.0%
Eurofins Scientific SE	1,432	91

Netherlands — 0.1%
ABN AMRO Bank NV	1,050	18
Adyen NV *	10	17
Aegon Ltd	14,434	88
Akzo Nobel NV	725	54
ArcelorMittal SA	2,187	60
ASM International NV	48	29
ASML Holding NV	39	38
BE Semiconductor Industries NV	181	28
DSM-Firmenich AG	490	56
Heineken NV	97	9
ING Groep NV	949	16
Koninklijke Ahold Delhaize NV	1,403	42
Koninklijke KPN NV	43,321	162
Koninklijke Philips NV *	9,957	200
OCI NV	1,649	45
Prosus NV	5,442	171
Randstad NV	360	19
Universal Music Group NV	2,634	79
Wolters Kluwer NV	188	30

		1,161

New Zealand — 0.1%
Auckland International Airport Ltd	34,133	171
EBOS Group Ltd	7,159	147
Fisher & Paykel Healthcare Corp Ltd	4,779	73

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Mercury NZ Ltd	14,943	$62
Meridian Energy Ltd	20,866	74
Spark New Zealand Ltd	141,542	403

		930

Norway — 0.1%
Adevinta ASA, Cl B *	9,175	96
Aker BP ASA	3,843	96
Equinor ASA	6,962	187
Gjensidige Forsikring ASA	3,339	49
Kongsberg Gruppen ASA	3,303	228
Norsk Hydro ASA	9,750	54
Orkla ASA	3,794	27
Telenor ASA	9,474	105

		842

Portugal — 0.1%
EDP - Energias de Portugal SA	56,709	221
Galp Energia SGPS SA	26,968	446
Jeronimo Martins SGPS SA	13,817	274

		941

Singapore — 0.1%
CapitaLand Ascendas REIT ‡	28,900	59
CapitaLand Investment Ltd/Singapore	15,100	30
City Developments Ltd	10,200	44
Genting Singapore Ltd	255,800	168
Jardine Cycle & Carriage Ltd	400	7
Jardine Matheson Holdings Ltd	464	17
Oversea-Chinese Banking Corp Ltd	4,100	41
Sea Ltd ADR *	1,760	95
Sembcorp Industries Ltd	70,100	281
Singapore Exchange Ltd	7,100	48
Singapore Technologies Engineering Ltd	26,600	79
Singapore Telecommunications Ltd	56,500	106

		975

South Korea — 0.0%
Delivery Hero SE, Cl A *	1,113	32

Spain — 0.1%
Acciona SA	69	8
ACS Actividades de Construccion y Servicios SA	600	25
Aena SME SA	114	22
Amadeus IT Group SA, Cl A	799	51
CaixaBank SA	13,416	65
Cellnex Telecom SA	1,288	46
EDP Renovaveis SA	11,970	162
Enagas SA	5,761	86
Endesa SA	1,229	23

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Grifols SA *	12,839	$116
Iberdrola SA	1,071	13
Industria de Diseno Textil SA	1,828	92
Repsol SA, Cl A	25,048	418
Telefonica SA	41,335	183

		1,310

Sweden — 0.1%
Atlas Copco AB, Cl A	1,380	23
Boliden AB	2,335	65
Epiroc AB, Cl A	1,094	21
EQT AB	941	30
Essity AB, Cl B	6,820	162
Evolution AB	165	21
Getinge AB, Cl B	3,429	69
Hexagon AB, Cl B	10,325	122
Holmen AB, Cl B	259	11
Nibe Industrier AB, Cl B	3,304	16
Sagax AB, Cl B	501	13
Skandinaviska Enskilda Banken AB, Cl A	5,484	74
SKF AB, Cl B	1,337	27
Svenska Cellulosa AB SCA, Cl B	1,231	19
Svenska Handelsbanken AB, Cl A	7,194	73
Swedish Orphan Biovitrum AB *	5,208	130
Tele2 AB, Cl B	7,288	60
Telefonaktiebolaget LM Ericsson, Cl B	24,467	132
Telia Co AB	26,853	69

		1,137

Switzerland — 0.2%
ABB Ltd	876	41
Adecco Group AG	1,187	47
Alcon Inc	637	53
Avolta AG *	1,679	70
Bachem Holding AG, Cl B	604	58
Baloise Holding AG	496	78
Barry Callebaut AG	104	151
BKW AG	3,038	467
Chocoladefabriken Lindt & Spruengli AG	1	121
Cie Financiere Richemont SA, Cl A	745	114
Clariant AG	5,826	79
Givaudan SA	26	116
Holcim AG	578	52
Logitech International SA	2,356	211
Lonza Group AG	52	31
Nestle SA	1,850	197
Novartis AG	1,266	123
Partners Group Holding AG	14	20
Roche Holding AG	484	131
Sandoz Group AG *	2,798	84
Schindler Holding AG	179	44
SGS SA	1,025	100

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
SIG Group AG	4,394	$98
Sika AG	195	58
Sonova Holding AG	126	36
Straumann Holding AG	152	24
Swatch Group AG/The, Cl B	251	58
Swiss Life Holding AG	180	126
Swiss Prime Site AG	588	55
Swisscom AG	741	454
Temenos AG	2,148	154
UBS Group AG	1,036	32
VAT Group AG	78	40
Zurich Insurance Group AG	87	47

		3,570

United Kingdom — 0.3%
Admiral Group PLC	334	12
Antofagasta PLC	1,413	36
Associated British Foods PLC	3,032	96
AstraZeneca PLC	1,035	140
Auto Trader Group PLC	6,193	55
BAE Systems PLC	3,296	56
Barratt Developments PLC	6,905	41
Berkeley Group Holdings PLC	1,223	74
BP PLC	42,110	264
British American Tobacco PLC	1,522	46
BT Group PLC, Cl A	104,801	145
Bunzl PLC	3,000	116
Burberry Group PLC	2,683	41
Centrica PLC	72,174	116
Coca-Cola HBC AG	653	21
Compass Group PLC	3,169	93
CRH PLC	374	32
DCC PLC	732	53
Diageo PLC	2,888	107
Endeavour Mining PLC	3,666	75
Experian PLC	1,157	50
Flutter Entertainment PLC *	109	22
GSK PLC	4,891	106
Haleon PLC	10,105	43
Halma PLC	5,482	164
Hargreaves Lansdown PLC	4,638	43
Imperial Brands PLC	5,956	133
Informa PLC	8,891	93
InterContinental Hotels Group PLC	861	90
Kingfisher PLC	15,739	50
Land Securities Group PLC ‡	4,420	37
London Stock Exchange Group PLC	585	70
Mondi PLC	5,292	93
National Grid PLC	4,637	62
NMC Health PLC	12,179	—
Ocado Group PLC *	3,366	19
Pearson PLC	2,878	38

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Persimmon PLC	2,512	$42
Phoenix Group Holdings PLC	7,887	55
Prudential PLC	1,980	19
Reckitt Benckiser Group PLC	506	29
RELX PLC	3,034	131
Rentokil Initial PLC	12,011	72
Rolls-Royce Holdings PLC *	4,996	27
Sage Group PLC/The	12,410	198
Segro PLC ‡	3,917	45
Severn Trent PLC	3,984	124
Shell PLC	10,804	358
Smith & Nephew PLC	9,612	120
Smiths Group PLC	3,056	63
Smurfit Kappa Group PLC	6,239	285
SSE PLC	6,499	135
Taylor Wimpey PLC	28,947	50
Tesco PLC	17,126	64
United Utilities Group PLC, Cl B	4,423	57
Vodafone Group PLC	157,079	140
Whitbread PLC	1,289	54
WPP PLC	6,268	60

		4,860

Total Foreign Common Stock
(Cost $45,369) ($ Thousands)		50,416

EXCHANGE TRADED FUND — 1.0%

iShares iBoxx $ Investment Grade Corporate Bond ETF	130,327	14,195

Total Exchange Traded Fund
(Cost $14,921) ($ Thousands)		14,195
	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 0.0%^
Energy — 0.0%
CNOOC Petroleum North America ULC
5.875%, 03/10/2035 ^	$100	106

Financials — 0.0%
Landwirtschaftliche Rentenbank
2.000%, 01/13/2025 ^	250	244

Total Corporate Obligations
(Cost $358) ($ Thousands)		350

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 0.0%

Consumer Discretionary — 0.0%
Global-e Online Ltd, Cl E *	5,075	$185

Information Technology — 0.0%
CyberArk Software Ltd *	138	37
Monday.com Ltd *	126	28

		65
Total Common Stock
(Cost $228) ($ Thousands)		250

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Porsche Automobil Holding SE (C)	646	34

Health Care — 0.0%
Sartorius AG (C)	58	23

Total Preferred Stock
(Cost $61) ($ Thousands)		57
	Number of Warrants
WARRANT — 0.0%
Constellation Software Inc.‡‡(D)	$100	–

Total Warrant
(Cost $—) ($ Thousands)		–

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	422	–
Total Rights
(Cost $—) ($ Thousands)		–

Total Investments in Securities — 61.3%
(Cost $867,969) ($ Thousands)		$858,281

SEI Institutional Managed Trust

A list of the open futures contracts held by the Fund at March 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Aluminum^	11	Jul-2024	$623	$640	$17
Australian 10-Year Bond	760	Jun-2024	58,479	57,800	(18)
Australian 10-Year Bond	675	Jun-2024	51,923	51,336	18
Australian 3-Year Bond	140	Jun-2024	9,867	9,765	6
Brent Crude^	183	May-2024	14,907	15,765	858
Brent Crude^	149	Apr-2024	12,562	12,962	400
CAC40 10 Euro Index	68	Apr-2024	6,041	6,039	62
Canadian 10-Year Bond	600	Jun-2024	53,145	53,356	311
Coffee C^	115	May-2024	7,982	8,144	162
Coffee C^	3	Jul-2024	210	212	2
Copper^	46	Jul-2024	4,464	4,645	181
Copper^	20	May-2024	1,937	2,003	66
Corn^	177	Jul-2024	3,879	4,023	144
Corn^	365	May-2024	8,112	8,067	(45)
Cotton No. 2^	64	Jul-2024	3,023	2,943	(80)
Cotton No. 2^	38	May-2024	1,690	1,736	46
DAX Index	7	Jun-2024	3,444	3,549	146
Euro STOXX 50	537	Jun-2024	28,706	29,259	869
Euro-Bobl	485	Jun-2024	61,970	61,939	269
Euro-BTP	221	Jun-2024	28,144	28,405	395
Euro-Bund	218	Jun-2024	31,326	31,403	236
Euro-Buxl	113	Jun-2024	16,294	16,573	353
Euro-OAT	84	Jun-2024	11,530	11,628	121
Euro-Schatz	48	Jun-2024	5,506	5,479	2
Feeder Cattle^	9	Aug-2024	1,203	1,165	(38)
Feeder Cattle^	41	May-2024	5,301	5,098	(203)
FTSE 100 Index	313	Jun-2024	30,966	31,585	990
FTSE MIB Index	141	Jun-2024	25,486	26,055	870
FTSE Taiwan Index	107	Apr-2024	7,375	7,383	8
FTSE/JSE Top 40 Index	3	Jun-2024	107	110	3
Gasoline^	27	Apr-2024	3,011	3,085	74
Gasoline^	79	May-2024	8,529	8,921	392
Gold^	227	Jun-2024	48,387	50,812	2,425
Hang Seng China Enterprises Index	3	Apr-2024	111	111	–
Hang Seng Index	102	Apr-2024	10,779	10,798	25
IBEX	103	Apr-2024	11,745	12,312	694
IFSC Nifty50 Index	312	Apr-2024	13,900	14,028	128
Japanese 10-Year Bond	200	Jun-2024	196,872	192,778	351
Japanese 10-Year Government Bond E-MINI	7	Jun-2024	688	673	–
KC HRW Wheat^	21	May-2024	615	614	(1)
KOSPI 200 Index	124	Jun-2024	8,558	8,651	303
Lean Hogs^	74	Jun-2024	2,984	3,004	20
Live Cattle^	151	Jun-2024	10,966	10,887	(79)
Live Cattle^	22	Aug-2024	1,597	1,568	(29)
LME Copper^	34	Jun-2024	7,263	7,530	267
LME Lead^	33	Jun-2024	1,724	1,693	(31)
LME Nickel^	56	Jun-2024	5,825	5,625	(200)
LME Primary Aluminum^	272	Jun-2024	15,362	15,875	513
LME Zinc^	107	Jun-2024	6,486	6,514	28
LME Zinc^	37	Jun-2024	2,325	2,253	(72)
Long Gilt 10-Year Bond	873	Jun-2024	108,622	110,216	2,006
Low Sulphur Gasoil^	17	May-2024	1,370	1,373	3
Low Sulphur Gasoil^	78	Jun-2024	6,325	6,256	(69)
Low Sulphur Gasoil^	42	Jun-2024	3,326	3,368	42
MSCI Emerging Markets	546	Jun-2024	28,717	28,638	(79)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Accumulation Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Natural Gas^	450	May-2024	$9,441	$8,987	$(454)
NY Harbor ULSD^	11	Apr-2024	1,194	1,212	18
NY Harbor ULSD^	79	May-2024	8,579	8,691	112
NYMEX Cocoa^	15	May-2024	964	1,465	501
NYMEX Cocoa^	116	Jul-2024	7,834	10,796	2,962
OMX Stockholm 30	183	Apr-2024	4,430	4,320	81
Russell 2000 Index E-MINI	390	Jun-2024	41,172	41,845	673
S&P 500 Index E-MINI	1,514	Jun-2024	395,614	401,854	6,240
S&P Mid Cap 400 Index E-MINI	61	Jun-2024	18,262	18,772	510
S&P TSX 60 Index	28	Jun-2024	5,474	5,551	95
Silver^	142	May-2024	16,591	17,691	1,100
Soybean^	18	May-2024	1,087	1,072	(15)
Soybean^	68	Jul-2024	3,977	4,098	121
Soybean Meal^	32	May-2024	1,132	1,080	(52)
Soybean Meal^	186	Jul-2024	6,271	6,343	72
Soybean Meal^	13	May-2024	439	439	–
Soybean Oil^	110	Jul-2024	3,057	3,199	142
Soybean Oil^	90	May-2024	2,573	2,589	16
SPI 200 Index	40	Jun-2024	5,064	5,187	151
Sugar No. 11^	32	Apr-2024	802	808	6
Sugar No. 11^	473	Jun-2024	11,237	11,734	497
TOPIX Index	196	Jun-2024	35,167	35,609	704
U.S. 2-Year Treasury Note	500	Jun-2024	102,413	102,243	(170)
U.S. 5-Year Treasury Note	1,142	Jun-2024	121,945	122,212	267
U.S. 10-Year Treasury Note	1,545	Jun-2024	170,158	171,181	1,023
U.S. Long Treasury Bond	454	Jun-2024	53,489	54,679	1,190
U.S. Ultra Long Treasury Bond	170	Jun-2024	21,436	21,930	494
Wheat^	70	May-2024	2,065	1,960	(105)
Wheat^	116	Jul-2024	3,266	3,340	74
WTI Crude Oil^	245	May-2024	19,001	20,193	1,192
			2,076,423	2,097,730	30,307
Short Contracts
Canadian 10-Year Bond	(243)	Jun-2024	$(21,563)	$(21,609)	$(88)
Copper^	(2)	May-2024	(195)	(201)	(6)
DAX Index	(59)	Jun-2024	(29,250)	(29,910)	(938)
FTSE KLCI	(24)	Apr-2024	(390)	(388)	1
Mexican Bolsa Index	(6)	Jun-2024	(199)	(210)	(8)
MSCI Singapore Index	(72)	Apr-2024	(1,556)	(1,551)	3
Natural Gas^	(2)	Apr-2024	(35)	(36)	(1)
NY Harbor ULSD^	(18)	Apr-2024	(2,007)	(1,982)	25
OMX Stockholm 30	(141)	Apr-2024	(3,440)	(3,329)	(38)
Platinum^	(3)	Feb-2025	(44)	(44)	(1)
S&P TSX 60 Index	(1)	Jun-2024	(195)	(199)	(3)
SET 50	(263)	Jun-2024	(1,213)	(1,201)	7
Soybean^	(19)	May-2024	(1,127)	(1,132)	(5)
SPI 200 Index	(82)	Jun-2024	(10,376)	(10,634)	(293)
Sugar No. 11^	(11)	Apr-2024	(270)	(278)	(8)
WTI Crude Oil^	(66)	Apr-2024	(5,358)	(5,490)	(132)
			(77,218)	(78,194)	(1,485)
			$1,999,205	$2,019,536	$28,822

SEI Institutional Managed Trust

A list of the open forward foreign currency contracts held by the Fund at March 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	04/26/24	GBP	32,900	USD	41,740	$180
BNYMellon	04/26/24	USD	9,453	GBP	7,500	21
BNYMellon	04/26/24	USD	12,454	EUR	11,500	(22)
Brown Brothers Harriman	04/30/24	CHF	3,170	USD	3,526	(6)
Brown Brothers Harriman	04/30/24	JPY	2,078,430	USD	13,803	5
Citigroup	06/20/24	USD	89	PHP	5,000	—
Citigroup	06/20/24	USD	90	PHP	5,000	(1)
Citigroup	06/20/24	USD	278	COP	1,112,083	5
Citigroup	06/20/24	USD	524	SGD	695	(8)
Citigroup	06/20/24	USD	533	THB	19,000	(9)
Citigroup	06/20/24	PLN	411	USD	103	—
Citigroup	06/20/24	PLN	137	USD	34	—
Citigroup	06/20/24	USD	31	TWD	1,000	—
Citigroup	06/20/24	USD	654	TWD	20,500	(10)
Citigroup	06/20/24	USD	83	PLN	332	—
Citigroup	06/20/24	USD	713	PLN	2,816	(7)
Citigroup	06/20/24	THB	1,000	USD	28	—
Citigroup	06/20/24	USD	283	CZK	6,633	—
Citigroup	06/20/24	USD	1,819	CZK	42,399	(8)
Citigroup	06/20/24	ILS	2,775	USD	774	13
Citigroup	06/20/24	ILS	610	USD	166	(1)
Citigroup	06/20/24	BRL	4,795	USD	954	3
Citigroup	06/20/24	USD	12	KRW	16,668	—
Citigroup	06/20/24	USD	4,958	KRW	6,562,214	(71)
Citigroup	06/20/24	USD	4,407	ZAR	85,004	53
Citigroup	06/20/24	USD	875	ZAR	16,500	(9)
Citigroup	06/20/24	TWD	5,500	USD	176	3
Citigroup	06/20/24	SGD	5,866	USD	4,389	26
Citigroup	06/20/24	ZAR	1,000	USD	53	—
Citigroup	06/20/24	ZAR	5,000	USD	260	(2)
Citigroup	06/20/24	MXN	6,500	USD	381	(6)
Citigroup	06/20/24	USD	974	HUF	357,312	1
Citigroup	06/20/24	USD	7,393	HUF	2,678,184	(82)
Citigroup	06/20/24	USD	9,226	CNH	66,008	(98)
Citigroup	06/20/24	CNH	11,265	USD	1,570	12
Citigroup	06/20/24	USD	86	BRL	436	—
Citigroup	06/20/24	USD	11,689	BRL	58,777	(36)
Citigroup	06/20/24	USD	14,579	EUR	13,339	(127)
Citigroup	06/20/24	GBP	14,926	USD	18,977	118
Citigroup	06/20/24	GBP	1,288	USD	1,627	(1)
Citigroup	06/20/24	USD	120	INR	10,000	—
Citigroup	06/20/24	USD	20,970	INR	1,745,125	(83)
Citigroup	06/20/24	USD	23,509	MXN	405,703	591
Citigroup	06/20/24	HUF	20,000	USD	55	—
Citigroup	06/20/24	HUF	5,000	USD	14	—
Citigroup	06/20/24	PHP	60,000	USD	1,071	3
Citigroup	06/20/24	CZK	25,589	USD	1,098	4

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	06/20/24	CZK	35,911	USD	1,531	$(3)
Citigroup	06/20/24	EUR	81,334	USD	88,689	562
Citigroup	06/20/24	EUR	825	USD	894	—
Citigroup	06/20/24	KRW	550,000	USD	421	11
Citigroup	06/20/24	COP	1,100,000	USD	277	(4)
Citigroup	06/20/24	IDR	2,522,222	USD	161	2
Citigroup	06/21/24	USD	873	CLP	860,712	3
Citigroup	06/21/24	USD	1,357	CLP	1,312,305	(21)
Citigroup	06/21/24	CLP	362,187	USD	373	4
Citigroup	06/21/24	CLP	279,896	USD	283	(2)
JPMorgan Chase Bank	06/20/24	USD	89	PHP	5,000	—
JPMorgan Chase Bank	06/20/24	USD	90	PHP	5,000	(1)
JPMorgan Chase Bank	06/20/24	USD	278	COP	1,112,083	6
JPMorgan Chase Bank	06/20/24	USD	524	SGD	695	(7)
JPMorgan Chase Bank	06/20/24	USD	533	THB	19,000	(9)
JPMorgan Chase Bank	06/20/24	PLN	411	USD	103	1
JPMorgan Chase Bank	06/20/24	PLN	137	USD	34	—
JPMorgan Chase Bank	06/20/24	USD	31	TWD	1,000	—
JPMorgan Chase Bank	06/20/24	USD	654	TWD	20,500	(10)
JPMorgan Chase Bank	06/20/24	USD	83	PLN	332	—
JPMorgan Chase Bank	06/20/24	USD	713	PLN	2,816	(7)
JPMorgan Chase Bank	06/20/24	THB	1,000	USD	28	1
JPMorgan Chase Bank	06/20/24	USD	283	CZK	6,633	1
JPMorgan Chase Bank	06/20/24	USD	1,819	CZK	42,399	(7)
JPMorgan Chase Bank	06/20/24	ILS	2,775	USD	774	14
JPMorgan Chase Bank	06/20/24	ILS	610	USD	166	—
JPMorgan Chase Bank	06/20/24	BRL	4,795	USD	954	4
JPMorgan Chase Bank	06/20/24	USD	12	KRW	16,668	—
JPMorgan Chase Bank	06/20/24	USD	4,958	KRW	6,562,214	(71)
JPMorgan Chase Bank	06/20/24	USD	4,406	ZAR	85,004	54
JPMorgan Chase Bank	06/20/24	USD	875	ZAR	16,500	(9)
JPMorgan Chase Bank	06/20/24	TWD	5,500	USD	176	3
JPMorgan Chase Bank	06/20/24	SGD	5,866	USD	4,390	26
JPMorgan Chase Bank	06/20/24	ZAR	1,000	USD	53	1
JPMorgan Chase Bank	06/20/24	ZAR	5,000	USD	260	(2)
JPMorgan Chase Bank	06/20/24	MXN	6,500	USD	381	(5)
JPMorgan Chase Bank	06/20/24	USD	974	HUF	357,312	2
JPMorgan Chase Bank	06/20/24	USD	7,393	HUF	2,678,184	(82)
JPMorgan Chase Bank	06/20/24	USD	9,226	CNH	66,008	(98)
JPMorgan Chase Bank	06/20/24	CNH	11,265	USD	1,570	13
JPMorgan Chase Bank	06/20/24	USD	228	BRL	1,148	—
JPMorgan Chase Bank	06/20/24	USD	11,548	BRL	58,064	(35)
JPMorgan Chase Bank	06/20/24	GBP	11,782	USD	14,971	84
JPMorgan Chase Bank	06/20/24	USD	120	INR	10,000	—
JPMorgan Chase Bank	06/20/24	USD	20,970	INR	1,745,125	(83)
JPMorgan Chase Bank	06/20/24	USD	23,509	MXN	405,703	592
JPMorgan Chase Bank	06/20/24	HUF	20,000	USD	55	—
JPMorgan Chase Bank	06/20/24	HUF	5,000	USD	14	—
JPMorgan Chase Bank	06/20/24	PHP	60,000	USD	1,071	4

SEI Institutional Managed Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	06/20/24	CZK	25,589	USD	1,098	$4
JPMorgan Chase Bank	06/20/24	CZK	35,911	USD	1,531	(3)
JPMorgan Chase Bank	06/20/24	EUR	64,532	USD	70,345	423
JPMorgan Chase Bank	06/20/24	EUR	33	USD	36	—
JPMorgan Chase Bank	06/20/24	KRW	550,000	USD	421	12
JPMorgan Chase Bank	06/20/24	COP	1,100,000	USD	277	(4)
JPMorgan Chase Bank	06/20/24	IDR	2,522,222	USD	161	2
JPMorgan Chase Bank	06/21/24	USD	873	CLP	860,712	3
JPMorgan Chase Bank	06/21/24	USD	1,357	CLP	1,312,305	(21)
JPMorgan Chase Bank	06/21/24	CLP	362,188	USD	373	5
JPMorgan Chase Bank	06/21/24	CLP	279,896	USD	283	(1)
State Street	04/26/24	EUR	51,500	USD	55,879	205
State Street	04/30/24	AUD	2,820	USD	1,848	7
State Street	04/30/24	GBP	3,840	USD	4,854	4
State Street	04/30/24	CAD	5,400	USD	3,984	(9)
State Street	04/30/24	HKD	13,350	USD	1,708	1
State Street	04/30/24	EUR	13,400	USD	14,561	73
						$2,084

A list of the open OTC swap agreements held by the Fund at March 31, 2024 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount ($ Thousands)	Value ($ Thousands)	Upfront Payments ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	BOVESPA INDEX FUTURE APR24	POSITIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	04/17/2024	BRL	$8,430	$8,234	$–	$(196)
Bank of America	TAIEX FUTURES APR24	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	04/17/2024	TWD	8,776	8,837	–	61
JPMorgan Chase	AEX INDEX FUTURE SWAP APR24	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	04/19/2024	EUR	(2,083)	(2,099)	–	(17)
JPMorgan Chase	HSCEI FUTURES SWAP APR24	POSITIVE PRICE RETURN	ASSET RETURN	At Maturity	05/02/2024	HKD	9,301	9,286	–	(15)
Bank of America	HSCEI FUTURES SWAP APR24	POSITIVE PRICE RETURN	ASSET RETURN	At Maturity	05/02/2024	HKD	12,351	12,406	–	55
Bank of America	KOSPI 200 INDEX FUTURE JUN24	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	06/11/2024	KRW	3,516	3,558	–	43
Citibank	MSCI INTERNATIONAL SOUTH AFRICA NET INDEX	JIBA1M INDEX	ASSET RETURN	Monthly	06/19/2024	ZAR	12,133	(6)	–	(6)
Bank of America	WIG 20 INDEX FUTURE SWAP JUN`24	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	06/19/2024	PLN	(183)	(183)	–	–
Citibank	MSCI INTERNATIONAL SINGAPORE NET INDEX	SIBCSORA INDEX	ASSET RETURN	Monthly	06/19/2024	SGD	2,306	(15)	–	(15)
Citibank	MSCI INTERNATIONAL SWEDEN NET	STBB1M INDEX	ASSET RETURN	Monthly	06/19/2024	SEK	25,146	(7)	–	(7)
Citibank	TEL AVIV 35 INDEX	TELBOR01 INDEX	ASSET RETURN	Monthly	06/19/2024	ILS	534	(7)	–	(7)
Citibank	MSCI INTERNATIONAL HONG KONG NET INDEX	ASSET RETURN	HIHD01M INDEX	Monthly	06/19/2024	HKD	1,289	–	–	–
Citibank	MSCI INTERNATIONAL SPAIN NET INDEX	ASSET RETURN	ESTRON INDEX	Monthly	06/19/2024	EUR	1,736	76	–	76
Citibank	MSCI INTERNATIONAL NETHERLANDS NET INDEX	ESTRON INDEX	ASSET RETURN	Monthly	06/19/2024	EUR	1,282	(29)	–	(29)
Citibank	MSCI INTERNATIONAL ITALY NET INDEX	ASSET RETURN	ESTRON INDEX	Monthly	06/19/2024	EUR	499	16	–	16
Citibank	MSCI INTERNATIONAL SWITZERLAND NET INDEX	SSARON INDEX	ASSET RETURN	Monthly	06/19/2024	CHF	4,566	7	–	7

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Accumulation Fund (Concluded)

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount ($ Thousands)	Value ($ Thousands)	Upfront Payments ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Citibank	MSCI INTERNATIONAL CANADA NET INDEX	CAONREPO INDEX	ASSET RETURN	Monthly	06/19/2024	CAD	$7,582	$(32)	$–	$(32)
Citibank	MSCI INTERNATIONAL MEXICO NET RETURN INDEX	MXIBTIIE INDEX	ASSET RETURN	Monthly	06/19/2024	MXN	8,064	(9)	–	(9)
Citibank	MSCI INTERNATIONAL BRAZIL NET INDEX	ASSET RETURN	BZDIOVRA INDEX	Monthly	06/19/2024	BRL	13,948	(11)	–	(11)
Citibank	MSCI TAIWAN NET INDEX	ASSET RETURN	NDEUSTW INDEX	Monthly	06/20/2024	USD	347	(4)	–	(4)
Citibank	MSCI THAILAND NET INDEX	NDEUTHF INDEX	ASSET RETURN	Monthly	06/20/2024	USD	1,011	38	–	38
Bank of America	FTSE/JSE SHAREHOLDER WEIGHTED TOP 40 INDEX	POSITIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	06/20/2024	ZAR	(53)	(54)	–	(1)
Bank of America	SWISS MARKET INDEX FUTURE JUN24	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	06/21/2024	CHF	(10,671)	(10,463)	–	207
								$29,539	$–	$154

Percentages are based on Net Assets of $1,400,020 ($ Thousands).
^	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of March 31, 2024.
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2024, the value of these securities amounted to $73,881 ($ Thousands), representing 5.3% of the Net Assets of the Fund.

(C)	No interest rate available.
(D)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of March 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
U.S. Treasury Obligations	–	641,068	–		641,068
Sovereign Debt	–	151,945	–		151,945
Foreign Common Stock	50,416	–	–		50,416
Exchange Traded Fund	14,195	–	–		14,195
Corporate Obligations	–	350	–		350
Common Stock	250	–	–		250
Preferred Stock	57	–	–		57
Warrant	–	–	–	^	–
Rights	–	–	–		–
Total Investments in Securities	64,918	793,363	–		858,281

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	–	32,083	–	32,083
Unrealized Depreciation	–	(3,261)	–	(3,261)
Forward Contracts*
Unrealized Appreciation	–	3,165	–	3,165
Unrealized Depreciation	–	(1,081)	–	(1,081)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	503	–	503
Unrealized Depreciation	–	(349)	–	(349)
Total Other Financial Instruments	–	31,060	–	31,060

^ This category includes securities with a value less than $500.

SEI Institutional Managed Trust

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

Amounts designated as “—” are either $0 or have been rounded to $0.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Income Fund

†Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 49.5%
Communication Services — 4.0%
Altice France
5.500%, 10/15/2029 (A)	$1,519	$1,031
5.125%, 07/15/2029 (A)	390	264
Altice France Holding
10.500%, 05/15/2027 (A)	920	344
AMC Entertainment Holdings
7.500%, 02/15/2029 (A)	190	127
AMC Networks
10.250%, 01/15/2029 (A)	220	221
ANGI Group
3.875%, 08/15/2028 (A)	587	509
AT&T
4.350%, 03/01/2029	650	633
3.500%, 06/01/2041	330	258
2.750%, 06/01/2031	355	306
2.550%, 12/01/2033	1,338	1,072
2.300%, 06/01/2027	939	865
1.650%, 02/01/2028	815	722
Bharti Airtel
3.250%, 06/03/2031 (A)	1,360	1,195
CCO Holdings
4.750%, 02/01/2032 (A)	1,320	1,077
4.250%, 02/01/2031 (A)	560	458
Charter Communications Operating
5.125%, 07/01/2049	200	155
4.908%, 07/23/2025	2,990	2,953
3.750%, 02/15/2028	610	566

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cinemark USA
5.250%, 07/15/2028 (A)	$419	$397
Clear Channel Outdoor Holdings
7.875%, 04/01/2030 (A)	705	701
Clear Channel Outdoor Holdings Inc
5.125%, 08/15/2027 (A)	230	217
DISH DBS
5.875%, 11/15/2024	940	901
5.750%, 12/01/2028 (A)	110	75
5.250%, 12/01/2026 (A)	540	425
Gannett Holdings
6.000%, 11/01/2026 (A)	160	146
Hughes Satellite Systems
6.625%, 08/01/2026	415	244
iHeartCommunications
8.375%, 05/01/2027	680	380
6.375%, 05/01/2026	70	59
IHS Holding
6.250%, 11/29/2028 (A)	350	306
5.625%, 11/29/2026 (A)	440	408
Millicom International Cellular
6.250%, 03/25/2029 (A)	297	290
4.500%, 04/27/2031 (A)	219	188
Nexstar Media
5.625%, 07/15/2027 (A)	240	230
Sinclair Television Group
5.125%, 02/15/2027 (A)	115	105
Sirius XM Radio
4.000%, 07/15/2028 (A)	930	851
T-Mobile USA
4.500%, 04/15/2050	1,416	1,227
Townsquare Media
6.875%, 02/01/2026 (A)	732	714
Turk Telekomunikasyon
6.875%, 02/28/2025 (A)	330	329
Urban One
7.375%, 02/01/2028 (A)	800	679
Verizon Communications
2.100%, 03/22/2028	485	437
Ziff Davis
4.625%, 10/15/2030 (A)	440	397
ZipRecruiter
5.000%, 01/15/2030 (A)	330	291

		22,753

Consumer Discretionary — 6.6%
Allen Media
10.500%, 02/15/2028 (A)	370	171
Altice Financing
5.750%, 08/15/2029 (A)	670	537
5.000%, 01/15/2028 (A)	535	440

SEI Institutional Managed Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Asbury Automotive Group
5.000%, 02/15/2032 (A)		$225	$204
4.625%, 11/15/2029 (A)		415	383
Bath & Body Works
6.625%, 10/01/2030 (A)		430	439
Caesars Entertainment
6.500%, 02/15/2032 (A)		710	716
CalAtlantic Group
5.250%, 06/01/2026		330	310
Carnival
10.500%, 06/01/2030 (A)		240	263
7.000%, 08/15/2029 (A)		165	172
4.000%, 08/01/2028 (A)		290	270
Carnival Holdings Bermuda
10.375%, 05/01/2028 (A)		430	469
Carriage Services
4.250%, 05/15/2029 (A)		290	257
Cirsa Finance International Sarl
6.500%, 03/15/2029 (A)	EUR	131	144
CSC Holdings
11.750%, 01/31/2029 (A)		$1,110	1,112
11.250%, 05/15/2028 (A)		610	604
7.500%, 04/01/2028 (A)		600	404
5.750%, 01/15/2030 (A)		443	235
5.375%, 02/01/2028 (A)		430	370
4.125%, 12/01/2030 (A)		590	422
Diamond Sports Group
6.625%, 08/15/2027 (A)(B)		500	14
5.375%, 08/15/2026 (A)(B)		330	9
Directv Financing
8.875%, 02/01/2030 (A)		280	279
DirecTV Financing
5.875%, 08/15/2027 (A)		1,205	1,140
DISH Network
11.750%, 11/15/2027 (A)		530	541
Expedia Group
4.625%, 08/01/2027		607	595
Foot Locker
4.000%, 10/01/2029 (A)		530	446
Ford Motor
3.250%, 02/12/2032		1,581	1,315
Ford Motor Credit
4.950%, 05/28/2027		1,019	994
3.625%, 06/17/2031		220	190
Foundation Building Materials
6.000%, 03/01/2029 (A)		1,010	929
Full House Resorts
8.250%, 02/15/2028 (A)		420	401
General Motors
5.950%, 04/01/2049		36	35
General Motors Financial
5.650%, 01/17/2029		165	167

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Getty Images
9.750%, 03/01/2027 (A)	$625	$625
Global Auto Holdings
8.750%, 01/15/2032 (A)	660	639
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/2029 (A)	820	765
Hyundai Capital America
6.200%, 09/21/2030 (A)	735	767
KB Home
7.250%, 07/15/2030	440	455
LCM Investments Holdings II
4.875%, 05/01/2029 (A)	980	901
MajorDrive Holdings IV
6.375%, 06/01/2029 (A)	855	802
Match Group Holdings II
5.625%, 02/15/2029 (A)	180	174
3.625%, 10/01/2031 (A)	135	115
Mavis Tire Express Services Topco
6.500%, 05/15/2029 (A)	232	221
McClatchy
11.000%, 07/15/2027 (A)	246	268
Mclaren Finance
7.500%, 08/01/2026 (A)	810	715
Melco Resorts Finance
5.375%, 12/04/2029 (A)	420	383
MercadoLibre
3.125%, 01/14/2031	440	368
Merlin Entertainments Group US Holdings
7.375%, 02/15/2031 (A)	345	348
Michaels
5.250%, 05/01/2028 (A)	270	230
Mohegan Tribal Gaming Authority
13.250%, 12/15/2027 (A)	10	11
8.000%, 02/01/2026 (A)	686	671
NCL
8.125%, 01/15/2029 (A)	230	243
5.875%, 03/15/2026 (A)	330	326
Newell Brands
6.375%, 09/15/2027	70	69
5.700%, 04/01/2026	450	442
PECF USS Intermediate Holding III
8.000%, 11/15/2029 (A)	470	247
Penske Automotive Group
3.750%, 06/15/2029	688	617
Phinia
6.750%, 04/15/2029 (A)	290	293
PM General Purchaser
9.500%, 10/01/2028 (A)	1,130	1,153
QVC
4.450%, 02/15/2025	740	717
Royal Caribbean Cruises
9.250%, 01/15/2029 (A)	250	268

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
8.250%, 01/15/2029 (A)		$170	$180
6.250%, 03/15/2032 (A)		355	358
4.250%, 07/01/2026 (A)		460	444
Sally Holdings
6.750%, 03/01/2032		230	228
Sands China
5.400%, 08/08/2028		240	236
3.250%, 08/08/2031		200	167
2.850%, 03/08/2029		200	174
SeaWorld Parks & Entertainment
5.250%, 08/15/2029 (A)		717	675
Specialty Building Products Holdings
6.375%, 09/30/2026 (A)		515	512
SRS Distribution
6.125%, 07/01/2029 (A)		836	852
StoneMor
8.500%, 05/15/2029 (A)		320	221
TKC Holdings
6.875%, 05/15/2028 (A)		140	133
TopBuild
4.125%, 02/15/2032 (A)		40	35
TUI Cruises GmbH
6.500%, 05/15/2026 (A)	EUR	375	407
Viking Cruises
9.125%, 07/15/2031 (A)		$570	624
5.875%, 09/15/2027 (A)		250	245
VOC Escrow
5.000%, 02/15/2028 (A)		400	385
VZ Secured Financing BV
5.000%, 01/15/2032 (A)		485	416
Wand NewCo 3
7.625%, 01/30/2032 (A)		20	21
Wheel Bidco
6.750%, 07/15/2026 (A)	GBP	610	659
Winnebago Industries
6.250%, 07/15/2028 (A)		$810	802
WW International
4.500%, 04/15/2029 (A)		260	103
Wynn Macau
4.875%, 10/01/2024 (A)		620	613
Wynn Resorts Finance
7.125%, 02/15/2031 (A)		760	787
Yum! Brands
4.750%, 01/15/2030 (A)		89	84
ZF North America Capital
7.125%, 04/14/2030 (A)		160	169

			37,340

Consumer Staples — 0.6%
Constellation Brands
3.150%, 08/01/2029		560	510

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Darling Ingredients
6.000%, 06/15/2030 (A)	$190	$188
H-Food Holdings
8.500%, 06/01/2026 (A)	1,090	76
Kraft Heinz Foods
4.375%, 06/01/2046	1,561	1,319
Performance Food Group
5.500%, 10/15/2027 (A)	365	358
Post Holdings
4.625%, 04/15/2030 (A)	349	321
US Foods
4.750%, 02/15/2029 (A)	531	504

		3,276

Energy — 7.6%
Berry Petroleum
7.000%, 02/15/2026 (A)	410	405
Blue Racer Midstream
7.625%, 12/15/2025 (A)	390	392
Cheniere Corpus Christi Holdings
5.125%, 06/30/2027	790	788
Chord Energy Corp
6.375%, 06/01/2026 (A)	580	582
Civitas Resources
8.375%, 07/01/2028 (A)	285	300
5.000%, 10/15/2026 (A)	385	376
CNX Midstream Partners
4.750%, 04/15/2030 (A)	350	312
CNX Resources
7.250%, 03/01/2032 (A)	255	259
Columbia Pipelines Operating
6.036%, 11/15/2033 (A)	595	616
CQP Holdco
5.500%, 06/15/2031 (A)	939	888
Crescent Energy Finance
9.250%, 02/15/2028 (A)	230	243
7.625%, 04/01/2032 (A)	230	232
Devon Energy
5.850%, 12/15/2025	951	956
Ecopetrol
8.375%, 01/19/2036	590	595
6.875%, 04/29/2030	810	791
Energy Transfer
9.597%, TSFR3M + 4.290%(C)(D)	230	229
7.125%, H15T5Y + 5.306%(C)(D)	320	312
EnLink Midstream Partners
9.701%, TSFR3M + 4.372%(C)(D)	669	656
EQM Midstream Partners
7.500%, 06/01/2030 (A)	210	225
Global Partners
6.875%, 01/15/2029	440	436

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hilcorp Energy I
8.375%, 11/01/2033 (A)	$350	$379
6.250%, 04/15/2032 (A)	180	178
Howard Midstream Energy Partners
8.875%, 07/15/2028 (A)	690	728
6.750%, 01/15/2027 (A)	918	916
KazMunayGas National JSC
4.750%, 04/19/2027 (A)	200	195
Kinetik Holdings
5.875%, 06/15/2030 (A)	630	616
Kodiak Gas Services
7.250%, 02/15/2029 (A)	718	731
Marathon Petroleum
3.800%, 04/01/2028	305	293
Matador Resources
6.875%, 04/15/2028 (A)	625	640
6.500%, 04/15/2032 (A)	300	300
MEG Energy
7.125%, 02/01/2027 (A)	236	239
5.875%, 02/01/2029 (A)	110	108
MPLX
4.800%, 02/15/2029	230	227
4.000%, 03/15/2028	890	857
Nabors Industries
7.375%, 05/15/2027 (A)	915	913
7.250%, 01/15/2026 (A)	100	100
Neptune Energy Bondco
6.625%, 05/15/2025 (A)	800	800
Noble Finance II
8.000%, 04/15/2030 (A)	560	583
Northern Oil and Gas
8.125%, 03/01/2028 (A)	390	396
NuStar Logistics
6.375%, 10/01/2030	550	554
Occidental Petroleum
7.950%, 06/15/2039	1,200	1,411
7.150%, 05/15/2028	340	357
6.625%, 09/01/2030	650	689
6.450%, 09/15/2036	230	245
4.400%, 08/15/2049	50	38
ONEOK
6.350%, 01/15/2031	305	323
Permian Resources Operating
9.875%, 07/15/2031 (A)	490	546
7.000%, 01/15/2032 (A)	460	477
5.875%, 07/01/2029 (A)	605	595
Petrobras Global Finance BV
5.299%, 01/27/2025	290	287
Petroleos de Venezuela
6.000%, 10/28/2022 (B)	8,860	623
6.000%, 05/16/2024 (B)	3,790	343
6.000%, 11/15/2026 (B)	1,110	102

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.500%, 04/12/2037 (B)	$130	$12
5.375%, 04/12/2027 (B)	2,570	235
Petroleos Mexicanos
7.690%, 01/23/2050	406	292
6.950%, 01/28/2060	207	137
6.490%, 01/23/2027	73	69
5.350%, 02/12/2028	180	159
4.500%, 01/23/2026	40	38
Petroleos Mexicanos MTN
6.750%, 09/21/2047	16	11
Plains All American Pipeline
9.679%, TSFR3M + 4.372%(C)(D)	560	557
Prairie Acquiror
9.000%, 08/01/2029 (A)	770	793
QazaqGaz NC JSC
4.375%, 09/26/2027 (A)	300	282
Range Resources
8.250%, 01/15/2029	600	624
4.750%, 02/15/2030 (A)	380	354
Rockies Express Pipeline
7.500%, 07/15/2038 (A)	200	205
Shelf Drilling Holdings
9.625%, 04/15/2029 (A)	350	338
SilverBow Resources
13.079%, TSFR3M + 7.750%, 12/15/2028 (A)(C)	1,450	1,432
Sitio Royalties Operating Partnership
7.875%, 11/01/2028 (A)	475	491
Southwestern Energy
8.375%, 09/15/2028	160	166
4.750%, 02/01/2032	1,320	1,215
Summit Midstream Holdings
12.000%, 10/15/2026 (A)	940	942
9.000%, 10/15/2026 (A)(E)	190	192
Tallgrass Energy Partners
7.375%, 02/15/2029 (A)	420	423
6.000%, 12/31/2030 (A)	190	180
TechnipFMC
6.500%, 02/01/2026 (A)	855	853
Teck Resources
3.900%, 07/15/2030	230	212
Transocean
11.500%, 01/30/2027 (A)	1,210	1,261
8.750%, 02/15/2030 (A)	72	75
Transocean Poseidon
6.875%, 02/01/2027 (A)	277	277
Transocean Titan Financing
8.375%, 02/01/2028 (A)	190	198
USA Compression Partners
7.125%, 03/15/2029 (A)	510	516
Venture Global Calcasieu Pass
6.250%, 01/15/2030 (A)	860	865

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.125%, 08/15/2031 (A)	$200	$178
3.875%, 11/01/2033 (A)	300	255
Venture Global LNG
9.875%, 02/01/2032 (A)	330	356
8.125%, 06/01/2028 (A)	865	882
Vital Energy
7.875%, 04/15/2032 (A)	290	295
Western Midstream Operating
5.450%, 04/01/2044	880	809
5.300%, 03/01/2048	330	289
YPF
8.500%, 07/28/2025 (A)	400	392
6.950%, 07/21/2027 (A)	380	343

		42,585

Financials — 11.8%
Accelerate360 Holdings
8.000%, 03/01/2028 (A)	1,154	1,197
Acrisure
8.250%, 02/01/2029 (A)	210	211
6.000%, 08/01/2029 (A)	745	683
4.250%, 02/15/2029 (A)	495	447
AG Issuer
6.250%, 03/01/2028 (A)	911	892
AG TTMT Escrow Issuer
8.625%, 09/30/2027 (A)	105	109
AIA Group
3.900%, 04/06/2028 (A)	200	193
Alliant Holdings Intermediate
6.750%, 10/15/2027 (A)	620	611
Ally Financial
4.700%, H15T7Y + 3.481%(C)(D)	1,235	979
American International Group
3.400%, 06/30/2030	215	197
Aviation Capital Group
1.950%, 01/30/2026 (A)	330	308
Avolon Holdings Funding
4.250%, 04/15/2026 (A)	90	87
2.875%, 02/15/2025 (A)	1,170	1,138
B3 - Brasil Bolsa Balcao
4.125%, 09/20/2031 (A)	300	263
Banco do Brasil
6.250%, H15T10Y + 4.398%(C)(D)	1,099	1,104
Banco Mercantil del Norte
7.500%, H15T10Y + 5.470%(A)(C)(D)	770	768
6.750%, H15T5Y + 4.967%(A)(C)(D)	420	417
5.875%, H15T5Y + 4.643%(A)(C)(D)	1,340	1,277
Banco Santander
6.921%, 08/08/2033	600	628
4.250%, 04/11/2027	200	194
3.306%, 06/27/2029	400	366
2.746%, 05/28/2025	600	580

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of America
6.250%, TSFR3M + 3.967%(C)(D)		$140	$140
5.202%, SOFRRATE + 1.630%, 04/25/2029 (C)		995	996
3.419%, TSFR3M + 1.302%, 12/20/2028 (C)		1,975	1,853
Bank of America MTN
5.015%, SOFRRATE + 2.160%, 07/22/2033 (C)		525	517
3.824%, TSFR3M + 1.837%, 01/20/2028 (C)		1,425	1,372
Bank of New York Mellon MTN
4.596%, SOFRRATE + 1.755%, 07/26/2030 (C)		75	74
Bank of Nova Scotia
8.000%, H15T5Y + 4.017%, 01/27/2084 (C)		730	743
Barclays
8.000%, H15T5Y + 5.672%(C)(D)		770	768
7.125%, GUKG5 + 6.579%(C)(D)	GBP	700	869
2.852%, SOFRRATE + 2.714%, 05/07/2026 (C)		$725	703
BBVA Bancomer
5.125%, H15T5Y + 2.650%, 01/18/2033 (A)(C)		410	381
BNP Paribas
7.750%, H15T5Y + 4.899%(A)(C)(D)		270	276
Boost Newco Borrower
7.500%, 01/15/2031 (A)		450	471
BPCE
4.625%, 09/12/2028 (A)		250	244
2.277%, SOFRRATE + 1.312%, 01/20/2032 (A)(C)		375	304
BroadStreet Partners
5.875%, 04/15/2029 (A)		970	898
Burford Capital Global Finance
9.250%, 07/01/2031 (A)		370	392
Citigroup
6.300%, TSFR3M + 3.685%(C)(D)		1,170	1,165
4.910%, SOFRRATE + 2.086%, 05/24/2033 (C)		535	516
4.125%, 07/25/2028		1,360	1,304
4.000%, H15T5Y + 3.597%(C)(D)		450	431
Cooperatieve Rabobank UA
4.625%, EUSA5 + 4.098%(C)(D)	EUR	1,000	1,058
Credit Agricole
8.125%, USSW5 + 6.185%(A)(C)(D)		$710	724
Deutsche Bank
6.000%, H15T5Y + 4.524%(C)(D)		200	185
First Horizon National
4.000%, 05/26/2025		585	571
FirstCash
5.625%, 01/01/2030 (A)		220	209

SEI Institutional Managed Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Freedom Mortgage
6.625%, 01/15/2027 (A)		$820	$796
Gatwick Airport Finance
4.375%, 04/07/2026	GBP	510	619
Global Aircraft Leasing
6.500%cash/0% PIK, 09/15/2024 (A)		$2,108	2,005
Global Payments
2.650%, 02/15/2025		370	360
Highlands Holdings Bond Issuer
7.625%, 10/15/2025 (A)		420	415
HSBC Holdings
4.950%, 03/31/2030		226	224
1.645%, SOFRRATE + 1.538%, 04/18/2026 (C)		1,000	958
HUB International
7.375%, 01/31/2032 (A)		345	347
Inter-American Development Bank MTN
7.350%, 10/06/2030	INR	82,000	1,001
Intercontinental Exchange
2.100%, 06/15/2030		$750	637
Intesa Sanpaolo
7.800%, 11/28/2053 (A)		930	1,055
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)		330	327
Itau Unibanco Holding
4.625%, H15T5Y + 3.222%(A)(C)(D)		920	866
Jane Street Group
4.500%, 11/15/2029 (A)		100	93
JPMorgan Chase
4.912%, SOFRRATE + 2.080%, 07/25/2033 (C)		530	519
4.323%, SOFRRATE + 1.560%, 04/26/2028 (C)		1,870	1,827
2.956%, TSFR3M + 2.515%, 05/13/2031 (C)		230	201
Ladder Capital Finance Holdings LLLP
4.750%, 06/15/2029 (A)		270	245
4.250%, 02/01/2027 (A)		50	47
Lloyds Banking Group
8.500%, GUKG5 + 5.143%(C)(D)	GBP	240	309
M&T Bank
5.053%, SOFRRATE + 1.850%, 01/27/2034 (C)		$495	460
Macquarie Airfinance Holdings
8.125%, 03/30/2029 (A)		415	439
6.400%, 03/26/2029 (A)		75	76
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)		812	749
Morgan Stanley
4.210%, SOFRRATE + 1.610%, 04/20/2028 (C)		1,820	1,769

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley MTN
5.164%, SOFRRATE + 1.590%, 04/20/2029 (C)		$815	$814
4.889%, SOFRRATE + 2.076%, 07/20/2033 (C)		525	509
3.950%, 04/23/2027		1,030	995
1.794%, SOFRRATE + 1.034%, 02/13/2032 (C)		585	468
MPH Acquisition Holdings
5.750%, 11/01/2028 (A)		70	55
National Bank of Uzbekistan
4.850%, 10/21/2025		200	193
Nationstar Mortgage Holdings
5.500%, 08/15/2028 (A)		215	206
Nationwide Building Society
3.960%, US0003M + 1.855%, 07/18/2030 (A)(C)		450	416
NatWest Group
4.500%, GUKG5 + 3.992%(C)(D)	GBP	960	1,039
3.754%, H15T5Y + 2.100%, 11/01/2029 (C)		$225	221
Navient
9.375%, 07/25/2030		485	519
5.500%, 03/15/2029		379	353
NFP
6.875%, 08/15/2028 (A)		723	732
NMI Holdings
7.375%, 06/01/2025 (A)		410	414
Oxford Finance
6.375%, 02/01/2027 (A)		380	360
PNC Financial Services Group
6.200%, H15T5Y + 3.238%(C)(D)		1,260	1,257
Rocket Mortgage
3.625%, 03/01/2029 (A)		500	450
Saga
5.500%, 07/15/2026	GBP	610	689
Starwood Property Trust
7.250%, 04/01/2029 (A)		$210	212
State Street
6.700%, H15T5Y + 2.613%(C)(D)		280	284
StoneX Group
7.875%, 03/01/2031 (A)		715	725
Toronto-Dominion Bank
8.125%, H15T5Y + 4.075%, 10/31/2082 (C)		200	210
UBS Group
9.250%, H15T5Y + 4.745%(A)(C)(D)		480	520
7.750%, USISSO05 + 4.160%(A)(C)(D)		270	278
4.550%, 04/17/2026		802	789
3.875%, H15T5Y + 3.098%(A)(C)(D)		1,232	1,125
3.869%, US0003M + 1.410%, 01/12/2029 (A)(C)		600	567

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.746%, H15T1Y + 1.100%, 02/11/2033 (A)(C)	$340	$278
UniCredit MTN
7.296%, USISDA05 + 4.914%, 04/02/2034 (A)(C)	260	267
5.459%, H15T5Y + 4.750%, 06/30/2035 (A)(C)	440	413
United Wholesale Mortgage
5.500%, 04/15/2029 (A)	521	493
USI
7.500%, 01/15/2032 (A)	265	266
Wells Fargo
7.625%, H15T5Y + 3.606%(C)(D)	500	534
5.875%(C)(D)	495	494
Wells Fargo MTN
4.897%, SOFRRATE + 2.100%, 07/25/2033 (C)	1,155	1,113
4.100%, 06/03/2026	1,475	1,436
Yapi ve Kredi Bankasi
9.250%, H15T5Y + 5.278%, 01/17/2034 (A)(C)	540	555

		66,406

Health Care — 4.1%
AbbVie
3.200%, 11/21/2029	1,285	1,184
AdaptHealth
6.125%, 08/01/2028 (A)	550	516
5.125%, 03/01/2030 (A)	305	266
4.625%, 08/01/2029 (A)	240	207
Akumin
9.000%, 08/01/2027 (A)	750	651
Amgen
5.250%, 03/02/2030	790	802
5.250%, 03/02/2033	840	847
APX Group
5.750%, 07/15/2029 (A)	821	789
AthenaHealth Group
6.500%, 02/15/2030 (A)	1,330	1,217
Bausch Health
14.000%, 10/15/2030 (A)	18	10
7.000%, 01/15/2028 (A)	130	58
6.125%, 02/01/2027 (A)	436	272
5.500%, 11/01/2025 (A)	310	292
5.000%, 02/15/2029 (A)	390	163
Bayer US Finance II
4.375%, 12/15/2028 (A)	300	282
4.250%, 12/15/2025 (A)	500	488
Becton Dickinson
3.700%, 06/06/2027	650	625
2.823%, 05/20/2030	585	516

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CAB SELAS
3.375%, 02/01/2028 (A)	EUR	325	$317
Chrome Holdco SAS
5.000%, 05/31/2029 (A)		375	288
CHS
10.875%, 01/15/2032 (A)		$400	412
6.125%, 04/01/2030 (A)		470	339
6.000%, 01/15/2029 (A)		800	699
5.625%, 03/15/2027 (A)		480	442
CVS Health
4.300%, 03/25/2028		890	869
3.750%, 04/01/2030		550	512
DaVita
3.750%, 02/15/2031 (A)		879	736
HCA
7.500%, 11/06/2033		170	190
LifePoint Health
9.875%, 08/15/2030 (A)		570	596
5.375%, 01/15/2029 (A)		960	791
Medline Borrower
6.250%, 04/01/2029 (A)		270	271
5.250%, 10/01/2029 (A)		1,120	1,058
3.875%, 04/01/2029 (A)		940	856
Option Care Health
4.375%, 10/31/2029 (A)		460	422
Stryker
1.950%, 06/15/2030		775	654
Tenet Healthcare
6.125%, 06/15/2030		361	360
Teva Pharmaceutical Finance LLC
6.150%, 02/01/2036		470	457
Teva Pharmaceutical Finance Netherlands III BV
5.125%, 05/09/2029		320	307
4.100%, 10/01/2046		980	676
UnitedHealth Group
5.350%, 02/15/2033		1,425	1,466
US Renal Care
10.625%, 06/28/2028 (A)		151	131
Verisure Holding
3.250%, 02/15/2027 (A)	EUR	375	388
Zoetis
2.000%, 05/15/2030		$1,030	868

			23,290

Industrials — 8.7%
Adani Ports & Special Economic Zone
4.000%, 07/30/2027		1,825	1,673
Advanced Drainage Systems
6.375%, 06/15/2030 (A)		350	352
5.000%, 09/30/2027 (A)		210	204

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
AerCap Holdings
5.875%, H15T5Y + 4.535%, 10/10/2079 (C)	$150	$149
AerCap Ireland Capital DAC
6.500%, 07/15/2025	285	288
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061 (A)	520	379
4.000%, 08/11/2041 (A)	640	469
Aeropuertos Dominicanos Siglo XXI
6.750%, 03/30/2029 (A)	350	354
Air Canada
3.875%, 08/15/2026 (A)	490	468
Air Lease MTN
3.750%, 06/01/2026	560	540
Allegiant Travel
7.250%, 08/15/2027 (A)	240	239
Allied Universal Holdco
6.625%, 07/15/2026 (A)	160	160
Allison Transmission
4.750%, 10/01/2027 (A)	140	135
American Airlines
8.500%, 05/15/2029 (A)	390	412
7.250%, 02/15/2028 (A)	210	213
5.750%, 04/20/2029 (A)	591	581
5.500%, 04/20/2026 (A)	316	315
American Airlines Pass-Through Trust
4.950%, 02/15/2025	270	266
American News
8.500%cash/0% PIK, 09/01/2026 (A)	1,073	1,197
API Group DE
4.125%, 07/15/2029 (A)	1,051	947
Arcosa
4.375%, 04/15/2029 (A)	410	378
BCPE Empire Holdings
7.625%, 05/01/2027 (A)	495	483
Boeing
5.805%, 05/01/2050	330	312
5.150%, 05/01/2030	140	136
3.450%, 11/01/2028	355	324
3.250%, 03/01/2028	395	362
Bombardier
7.875%, 04/15/2027 (A)	430	430
Builders FirstSource
4.250%, 02/01/2032 (A)	210	188
Cargo Aircraft Management
4.750%, 02/01/2028 (A)	260	235
Carriage Purchaser
7.875%, 10/15/2029 (A)	260	231
Carrier Global
2.493%, 02/15/2027	1,030	959
2.242%, 02/15/2025	940	912

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CoreCivic
8.250%, 04/15/2029	$270	$282
4.750%, 10/15/2027	230	218
Cornerstone Building Brands
6.125%, 01/15/2029 (A)	457	407
CP Atlas Buyer
7.000%, 12/01/2028 (A)	780	732
Dealer Tire
8.000%, 02/01/2028 (A)	1,414	1,408
DP World MTN
5.625%, 09/25/2048 (A)	250	238
Esab
6.250%, 04/15/2029 (A)	300	301
Garda World Security
7.750%, 02/15/2028 (A)	205	210
GEO Group
10.500%, 06/30/2028	322	328
GFL Environmental
6.750%, 01/15/2031 (A)	390	400
4.750%, 06/15/2029 (A)	470	442
4.000%, 08/01/2028 (A)	963	887
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	370	362
5.625%, 06/01/2029 (A)	715	656
GYP Holdings III
4.625%, 05/01/2029 (A)	385	358
H&E Equipment Services
3.875%, 12/15/2028 (A)	290	265
Hillenbrand
6.250%, 02/15/2029	252	254
3.750%, 03/01/2031	479	416
Husky III Holding
13.000%cash/0% PIK, 02/15/2025 (A)	485	486
Husky Injection Molding Systems
9.000%, 02/15/2029 (A)	685	708
Icahn Enterprises
4.750%, 09/15/2024	551	548
JB Poindexter
8.750%, 12/15/2031 (A)	190	196
Johnson Controls International
4.900%, 12/01/2032	140	138
Legends Hospitality Holding
5.000%, 02/01/2026 (A)	330	327
Madison IAQ
5.875%, 06/30/2029 (A)	154	141
Mexico City Airport Trust
5.500%, 10/31/2046	400	337
5.500%, 07/31/2047	892	753
4.250%, 10/31/2026 (A)	210	203
3.875%, 04/30/2028 (A)	1,190	1,117
MHP Lux
6.950%, 04/03/2026	1,284	1,067

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MV24 Capital BV
6.748%, 06/01/2034	$2,008	$1,884
Northrop Grumman
3.250%, 01/15/2028	1,244	1,175
Otis Worldwide
2.565%, 02/15/2030	1,335	1,174
Park-Ohio Industries
6.625%, 04/15/2027	470	440
Rand Parent
8.500%, 02/15/2030 (A)	685	678
Regal Rexnord
6.300%, 02/15/2030 (A)	535	548
RR Donnelley & Sons
9.750%, 07/31/2028 (A)	230	249
RXO
7.500%, 11/15/2027 (A)	515	529
Spirit AeroSystems
9.750%, 11/15/2030 (A)	605	677
9.375%, 11/30/2029 (A)	280	305
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)	1,283	974
Standard Industries
4.375%, 07/15/2030 (A)	525	472
Stanley Black & Decker
4.250%, 11/15/2028	610	592
Stena International
7.250%, 01/15/2031 (A)	340	339
Titan Acquisition
7.750%, 04/15/2026 (A)	1,190	1,189
Titan International
7.000%, 04/30/2028	500	493
TK Elevator Holdco GmbH
7.625%, 07/15/2028 (A)	1,346	1,320
TransDigm
7.125%, 12/01/2031 (A)	330	340
6.750%, 08/15/2028 (A)	440	446
6.625%, 03/01/2032 (A)	890	899
5.500%, 11/15/2027	785	768
4.875%, 05/01/2029	294	274
4.625%, 01/15/2029	110	102
Triumph Group
9.000%, 03/15/2028 (A)	967	1,019
Tutor Perini
6.875%, 05/01/2025 (A)	190	188
United Airlines
4.625%, 04/15/2029 (A)	210	195
United Rentals North America
6.125%, 03/15/2034 (A)	20	20
5.250%, 01/15/2030	530	517
Vertiv Group
4.125%, 11/15/2028 (A)	530	493

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
VistaJet Malta Finance
9.500%, 06/01/2028 (A)	$130	$110
7.875%, 05/01/2027 (A)	1,580	1,336
VT Topco
8.500%, 08/15/2030 (A)	525	554
XPO
7.125%, 02/01/2032 (A)	470	484

		49,259

Information Technology — 2.4%
Broadcom
3.500%, 02/15/2041 (A)	495	384
3.469%, 04/15/2034 (A)	165	142
3.419%, 04/15/2033 (A)	1,080	936
3.187%, 11/15/2036 (A)	53	42
Castle US Holding
9.500%, 02/15/2028 (A)	1,334	659
Central Parent
7.250%, 06/15/2029 (A)	570	582
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	761	704
CommScope
4.750%, 09/01/2029 (A)	460	331
Dell International
6.020%, 06/15/2026	1,017	1,030
5.300%, 10/01/2029	75	76
Elastic
4.125%, 07/15/2029 (A)	560	504
Gen Digital
7.125%, 09/30/2030 (A)	430	442
Imola Merger
4.750%, 05/15/2029 (A)	569	534
McAfee
7.375%, 02/15/2030 (A)	750	688
MEGlobal Canada ULC MTN
5.875%, 05/18/2030 (A)	260	262
NXP BV
3.400%, 05/01/2030	215	195
Open Text Holdings
4.125%, 02/15/2030 (A)	3	3
Oracle
6.250%, 11/09/2032	2,035	2,177
2.950%, 04/01/2030	98	87
2.875%, 03/25/2031	510	444
Prosus
3.680%, 01/21/2030 (A)	250	219
Prosus MTN
4.027%, 08/03/2050 (A)	560	357
3.061%, 07/13/2031 (A)	300	244
SNF Group
3.375%, 03/15/2030 (A)	310	268

SEI Institutional Managed Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sprint Capital
8.750%, 03/15/2032		$480	$582
TeamSystem
3.500%, 02/15/2028 (A)	EUR	300	309
United Group BV
4.625%, 08/15/2028 (A)		450	464
Vericast
12.500%, 12/15/2027 (A)		$180	205
11.000%, 09/15/2026 (A)		240	256
Virtusa
7.125%, 12/15/2028 (A)		220	196

			13,322

Materials — 1.7%
Anglo American Capital
5.625%, 04/01/2030 (A)		500	507
AngloGold Ashanti Holdings
3.750%, 10/01/2030		730	638
Ardagh Metal Packaging Finance USA
6.000%, 06/15/2027 (A)		210	204
Ardagh Packaging Finance
5.250%, 08/15/2027 (A)		250	157
Avient
7.125%, 08/01/2030 (A)		410	420
Axalta Coating Systems
3.375%, 02/15/2029 (A)		792	709
Berry Global
1.570%, 01/15/2026		305	285
Chemours
4.625%, 11/15/2029 (A)		525	453
First Quantum Minerals
9.375%, 03/01/2029 (A)		720	746
6.875%, 10/15/2027 (A)		830	796
Freeport-McMoRan
5.450%, 03/15/2043		320	306
Huntsman International
4.500%, 05/01/2029		355	339
Ingevity
3.875%, 11/01/2028 (A)		595	537
Newmont
3.250%, 05/13/2030 (A)		150	136
OCP
3.750%, 06/23/2031 (A)		200	170
Sasol Financing USA
5.500%, 03/18/2031		440	371
Scotts Miracle-Gro
4.000%, 04/01/2031		676	583
Sealed Air
6.875%, 07/15/2033 (A)		71	74
Smyrna Ready Mix Concrete
8.875%, 11/15/2031 (A)		900	962

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Suzano Austria GmbH
3.125%, 01/15/2032	$590	$490
Vale Overseas
6.250%, 08/10/2026	380	386
WR Grace Holdings
5.625%, 08/15/2029 (A)	550	492

		9,761

Real Estate — 0.9%
Agree
2.900%, 10/01/2030	165	142
Alexandria Real Estate Equities
3.375%, 08/15/2031	355	316
CoStar Group
2.800%, 07/15/2030 (A)	585	499
Cushman & Wakefield US Borrower
8.875%, 09/01/2031 (A)	380	402
Essex Portfolio
3.000%, 01/15/2030	370	328
Five Point Operating
10.500%, 01/15/2028 (A)	168	173
MPT Operating Partnership
5.250%, 08/01/2026	260	238
5.000%, 10/15/2027	310	260
Prologis
1.750%, 07/01/2030	280	233
Realty Income
4.875%, 06/01/2026	395	393
3.200%, 01/15/2027	559	529
2.850%, 12/15/2032	355	295
Service Properties Trust
8.625%, 11/15/2031 (A)	360	384
5.500%, 12/15/2027	120	114
WP Carey
4.250%, 10/01/2026	650	635

		4,941

Utilities — 1.1%
Alliant Energy Finance
4.250%, 06/15/2028 (A)	115	110
American Electric Power
2.300%, 03/01/2030	280	238
Berkshire Hathaway Energy
4.250%, 10/15/2050	165	134
Edison International
5.375%, H15T5Y + 4.698%(C)(D)	300	290
Eskom Holdings SOC MTN
6.350%, 08/10/2028	500	478
NiSource
3.600%, 05/01/2030	50	46
Pike
8.625%, 01/31/2031 (A)	60	64

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.500%, 09/01/2028 (A)	$803	$768
Sempra
3.400%, 02/01/2028	1,005	950
Southern California Edison
4.200%, 03/01/2029	420	405
Sunnova Energy
5.875%, 09/01/2026 (A)	600	467
TransAlta
7.750%, 11/15/2029	280	291
6.500%, 03/15/2040	780	778
Vistra Operations
3.550%, 07/15/2024 (A)	1,120	1,112

		6,131

Total Corporate Obligations
(Cost $300,567) ($ Thousands)		279,064

LOAN PARTICIPATIONS — 9.6%
1011778 B.C., Term Loan
7.580%, 09/20/2030 (C)	170	169
19th Holdings Golf LLC, Initial Term Loan, 1st Lien
8.673%, CME Term SOFR + 3.000%, 02/07/2029 (C)(F)	904	881
Accession Risk Management Group, Term Loan, 1st Lien
11.348%, 11/01/2029	19	19
11.343%, 11/01/2029	17	17
11.327%, 11/01/2029	27	27
11.313%, 11/01/2029	4	4
11.313%, 11/01/2029	83	82
10.998%, 11/01/2029	62	62
10.993%, 11/01/2029	40	40
10.963%, 11/01/2029	170	170
10.952%, 11/01/2029	42	42
Acrisure, LLC, 2020 Term Loan, 1st Lien
8.945%, Syn LIBOR + 3.500%, 02/15/2027 (C)	106	106
Acrisure, Term loan, 1st Lien
9.830%, 11/11/2030 (C)	335	336
Action, Term Loan, 1st Lien
8.559%, 10/28/2030	440	441
ADS Tactical Inc, Term Loan, 1st Lien
11.195%, 03/19/2026 (C)	928	930
Advisor Group Holdings, Term Loan, 1st Lien
0.000%, 08/17/2028 (G)	170	171
AI Aqua, Term Loan, 1st Lien
9.577%, 07/31/2028	430	431
9.572%, 07/31/2028	37	37

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Allen Media LLC, Initial Term Loan, 1st Lien
10.959%, 02/10/2027 (C)	$702	$610
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien
9.180%, CME Term SOFR + 3.750%, 05/12/2028 (C)	412	412
Alterra Moutain Company, Series B-2 Term Loan, 1st Lien
8.945%, 08/17/2028 (C)	271	272
Amentum Goverment Services Holdings LLC, Term Loan, 1st Lien
9.329%, 02/15/2029 (C)	454	455
Apollo Commercial Real Estate Finance, Inc., Term B-1 Loan, 1st Lien
8.945%, CME Term SOFR + 3.500%, 03/11/2028 (C)(F)	317	312
Apollo Commercial Real Estate Finance, Inc., Term Loan, 1st Lien
8.195%, 05/15/2026 (C)	19	19
Arcis, 1st Lien
9.192%, 11/24/2028	688	689
Aretec Group, Inc., 1st Lien
9.927%, 08/09/2030 (C)	358	360
Assured Partners, 1st Lien
9.076%, 02/12/2027	129	129
Asurion, LLC, New B-4 Term Loan, 2nd Lien
10.692%, 01/20/2029 (C)	450	401
Asurion, LLC, New B-9 Term Loan, 1st Lien
8.692%, 07/31/2027 (C)	245	235
Autokiniton Group, Term Loan
9.441%, 04/06/2028	214	214
BHN Merger, Term Loan, 1st Lien
10.319%, 02/27/2029	260	260
Brown Group Holdings, LLC, Initial Term Loan, 1st Lien
8.180%, CME Term SOFR + 2.750%, 06/07/2028 (C)	470	469
Caesars Entertainment, Term Loan, 1st Lien
8.663%, 02/06/2030 (C)	218	218
8.041%, 02/06/2031 (C)	520	520
Cardinal Parent, Inc., Initial Term Loan, 1st Lien
9.519%, CME Term SOFR + 4.500%, 11/12/2027 (C)	992	933
CBS Radio/Entercom Media, Term Loan, 1st Lien
11.445%, 08/19/2024	43	43
Chariot Buyer LLC, Initial Term Loan, 1st Lien
8.680%, 11/03/2028 (C)	562	561
Chromalloy Corp, Term Loan
0.000%, 03/21/2031 (G)	170	169

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Citadel Securities, Term Loan
7.577%, 07/29/2030	$626	$625
Clarios Global, Term Loan, 1st Lien
8.330%, 05/06/2030 (C)	419	420
Clark Equipment Company, Term Loan B, 1st Lien
7.902%, 04/20/2029 (C)	86	86
Cotiviti Holdings, Term Loan, 1st Lien
0.000%, 02/21/2031 (G)	380	379
CTC Holdings/Chicago Trading Company, Term Loan, 1st Lien
10.476%, 02/20/2029 (C)	230	229
DCert Buyer, Inc., First Amendment Refinancing Loan, 2nd Lien
12.330%, CME Term SOFR + 7.000%, 02/19/2029 (C)	1,940	1,742
DCert Buyer, Inc., Initial Term Loan, 1st Lien
9.330%, CME Term SOFR + 4.000%, 10/16/2026 (C)	860	856
DIRECTV Financing, LLC, Closing Date Term Loan
10.445%, CME Term SOFR + 5.000%, 08/02/2027 (C)	357	357
Dominion Diamond, 1st Lien
10.000%, 06/30/2026 (F)	814	814
DS Parent, Term Loan, 1st Lien
10.813%, 01/31/2031	620	610
Energize Holdco LLC, Initial Term Loan, 1st Lien
9.192%, 12/08/2028 (C)	784	781
Energize Holdco LLC, Initial Term Loan, 2nd Lien
12.192%, 12/07/2029	425	406
Engineered Machinery Holdings, Inc., Incremental Amendment No. 4 Term Loan, 1st Lien
7.652%, EURIBOR + 3.750%, 05/21/2028 (C)	317	338
Engineered Machinery Holdings, Inc., Incremental Amendment No. 5 Term Loan, 1st Lien
9.321%, 05/19/2028	707	704
Entercom Media Corp., Term B-2 Loan, 1st Lien
8.074%, CME Term SOFR + 2.500%, 11/18/2024 (C)	1,140	654
Evertec, 1st Lien
8.826%, 10/30/2030	252	253
EyeCare Partners, LLC, Term Loan, 1st Lien
9.324%, CME Term SOFR + 3.750%, 02/18/2027 (C)	243	128
EyeCare Partners, Term Loan, 1st Lien
9.324%, 11/15/2028	451	234

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
EyeCare Partners, Term Loan, 2nd Lien
12.324%, 11/15/2029	$430	$148
First Brand Group, Term Loan, 2nd Lien
14.074%, 03/30/2028	1,200	1,185
First Brands Group, LLC, 2021 Term Loan, 1st Lien
10.574%, CME Term SOFR + 5.000%, 03/30/2027 (C)	535	535
First Brands Group, LLC, Term Loan, 1st Lien
10.574%, 03/30/2027	539	539
Flutter Financing, Term Loan, 1st Lien
7.698%, 11/25/2030 (C)	708	708
Focus Financial, Term Loan, 1st Lien
8.076%, 06/30/2028	312	311
7.826%, 06/30/2028	276	275
Four Season Hot, Term Loan, 1st Lien
7.321%, 11/30/2029	170	170
Froneri International Limited, Facility B1, 1st Lien
5.991%, Euribor + 2.375%, 01/29/2027 (C)	330	353
Gainwell Acquisition Corp., Term B Loan, 1st Lien
9.409%, CME Term SOFR + 4.000%, 10/01/2027 (C)	1,239	1,182
Garda Security, Term Loan, 1st Lien
9.583%, 02/01/2029	651	651
GEO Group, Term Loan, 1st Lien
12.201%, 03/23/2027 (C)	402	413
Getty Images, Inc., Initial Dollar Term Loan, 1st Lien
9.909%, CME Term SOFR + 4.500%, 02/19/2026 (C)	351	350
Global Tel Link Corporation, Term Loan, 1st Lien
9.680%, CME Term SOFR + 0.040%, 11/29/2025 (C)	164	159
Gray Television, Inc., Term D Loan, 1st Lien
8.440%, 12/01/2028	379	354
GTCR W Merger Sub LLC
8.309%, 01/31/2031	320	321
Harbor Freight Tools USA, Inc
8.195%, 10/19/2027	858	857
Icebox Holdco III, Inc., Initial Term Loan, 1st Lien
9.110%, 12/22/2028	762	762
Icebox Holdco III, Inc., Initial Term Loan, 2nd Lien
12.321%, 12/21/2029	225	217
Infinisource/ISolved, Term loan, 1st Lien
9.327%, 10/14/2030	299	301
Internet Brands, Term Loan, 1st Lien
9.580%, 05/03/2028 (C)	319	317

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Jane Street Group, Term Loan, 1st Lien
7.942%, 01/26/2028 (C)	$764	$764
Jazz Pharmaceuticals, Term Loan, B-1
8.445%, 05/05/2028	451	454
Kaman/Ruby, Term Loan
0.000%, 03/27/2031 (G)	390	390
Knight Health Holdings, Term Loan, 1st Lien
10.692%, 12/23/2028	127	54
LABL, Inc., Initial Dollar Term Loan, 1st Lien
10.427%, CME Term SOFR + 5.000%, 10/29/2028 (C)	635	621
Learsfield Communications, 1st Lien
10.827%, 06/30/2028	627	624
Lids Holdings, Term Loan
10.980%, 12/14/2026 (F)	690	686
Loyalty Ventures Inc., Term B Loan, 1st Lien
13.750%, 11/03/2027	829	7
LRS Holdings, LLC, Intial Term Loan, 1st Lien
9.695%, 08/31/2028	406	405
Magenta Buyer LLC, Initial Term Loan, 1st Lien
10.574%, CME Term SOFR + 5.000%, 07/27/2028 (C)	413	243
Medline Borrower, Term Loan
8.197%, 10/23/2028	200	200
Mercury Borrower, Inc., Initial Term Loan, 1st Lien
8.945%, 08/02/2028 (C)	705	702
Michaels Companies, Inc. The, Term B Loan, 1st Lien
9.821%, LIBOR + 4.250%, 04/15/2028 (C)	99	89
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
9.855%, CME Term SOFR + 4.250%, 09/01/2028 (C)	258	248
MRI Software, Term Loan, 1st Lien
10.902%, 02/10/2027	534	530
Neptune Bidco, Term Loan, 1st Lien
10.173%, 10/11/2028	784	717
Nexus Buyer, 1st Lien
9.827%, 12/13/2028 (C)	860	852
Osaic Holdings, Inc., Term B-2 Loan, 1st Lien
9.827%, 08/17/2028 (C)	399	400
PDS HoldCo Inc., Delayed Draw Term Loan, 1st Lien
10.105%, 08/18/2028	469	282
PECF USS Intermediate Holding III Corporation, Initial Term Loan, 1st Lien
9.824%, 12/15/2028	557	423

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Peraton Corp., Term B Loan, 1st Lien
9.180%, CME Term SOFR + 3.750%, 02/01/2028 (C)	$509	$508
Peraton Corp., Term B-1 Loan, 2nd Lien
13.176%, CME Term SOFR + 7.750%, 02/01/2029 (C)	580	581
Phoenix Guarantor, Term Loan, 1st Lien
8.577%, 02/21/2031	426	420
Planview Parent, Inc., Closing Date Term Loan, 1st Lien
9.564%, CME Term SOFR + 4.000%, 12/17/2027 (C)	721	718
Polyconcept, Term Loan, 1st Lien
10.802%, 05/18/2029	411	408
Pretium Packaging, Term Loan, 1st Lien
12.806%, CME Term SOFR + 5.000%, 10/02/2028 (C)	782	790
Project Alpha, Term Loan, 1st Lien
10.063%, 10/28/2030	230	231
Project Sky, Term Loan, 1st Lien
11.430%, 10/08/2029 (C)	140	139
9.333%, 10/08/2028 (C)	443	441
Redstone Holdco, Term Loan, 1st Lien
10.195%, CME Term SOFR + 4.750%, 04/27/2028 (C)	514	423
RegionalCare/Lifepoint Health, Term Loan, 1st Lien
11.087%, 11/16/2028 (C)	758	759
Ryan, Term Loan, 1st Lien
9.826%, 11/14/2030	620	623
Sedgewick CMS, Term Loan, 1st Lien
9.076%, 02/24/2028	227	228
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 1st Lien
9.068%, CME Term SOFR + 3.750%, 10/20/2027 (C)	360	371
Sotera Health, Term Loan, 1st Lien
9.079%, 12/11/2026	187	186
Spencer Gifts LLC (Spirit Halloween Superstores LLC), Term Loan, 1st Lien
11.422%, 06/19/2026	560	558
Station Casinos, Term Loan, 1st Lien
7.575%, 03/07/2031	530	529
Thermostat Purchaser III, Inc., Initial Term Loan, 1st Lien
9.993%, 08/31/2028	558	550
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.860%, CME Term SOFR + 3.500%, 03/31/2028 (C)	770	761
Triton Water Holdings, Inc., Term Loan, 1st Lien
9.302%, 03/31/2028	339	335

SEI Institutional Managed Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Truist Insurance, Term Loan B, 1st Lien
0.000%, 03/24/2031 (G)		$380	$379
UFC Holdings, Term Loan, 1st Lien
8.336%, 04/29/2026		334	335
United Airlines, Term Loan B, 1st Lien
8.076%, 02/22/2031		600	600
Universal Servies, Term Loan, 1st Lien
10.080%, 05/12/2028		318	319
UST Holdings, Term Loan, 1st Lien
8.937%, 11/20/2028		230	228
Verscend Holding Corp., Term B-1 Loan, 1st Lien
9.445%, CME Term SOFR + 4.000%, 08/27/2025 (C)		541	541
Virgin Media Bristol LLC, N Facility, 1st Lien
7.940%, CME Term SOFR + 2.500%, 01/31/2028 (C)		935	920
Virgin Media, Term Loan, 1st Lien
8.790%, 03/31/2031 (C)		340	334
Virtusa, Term Loan
9.192%, 02/11/2028		906	907
WW International, Inc., Initial Term Loan, 1st Lien
8.945%, CME Term SOFR + 3.500%, 04/13/2028 (C)		80	35
Wwex Uni TopCo Holdings LLC, Initial Term Loan, 1st Lien
9.571%, 07/26/2028 (C)		493	490

Total Loan Participations
(Cost $56,880) ($ Thousands)			54,308

SOVEREIGN DEBT — 9.4%

Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050(A)		1,630	1,301
Angolan Government International Bond
9.375%, 05/08/2048		200	172
9.125%, 11/26/2049(A)		1,170	989
8.750%, 04/14/2032(A)		210	193
8.000%, 11/26/2029(A)		420	390
Argentine Republic Government International Bond
3.625%, 07/09/2024(E)		1,246	517
3.500%, 07/09/2029(E)		1,310	528
1.000%, 07/09/2029		262	141
0.750%, 07/09/2027(E)		2,610	1,368
0.500%, 07/09/2029	EUR	6	3

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Bahrain Government International Bond MTN
5.625%, 05/18/2034(A)		$940	$846
Benin Government International Bond
4.875%, 01/19/2032(A)	EUR	1,480	1,343
Brazil Government International Bond
5.333%, 02/15/2028		$80	79
Colombia Government International Bond
4.125%, 05/15/2051		630	390
3.125%, 04/15/2031		730	582
3.000%, 01/30/2030		730	605
Cordoba Government International Bond
6.990%, 06/01/2027(A)(E)		226	174
Country Garden Holdings
8.000%, 01/27/2024(B)		200	14
Dominican Republic International Bond
7.450%, 04/30/2044		600	631
6.850%, 01/27/2045		660	653
6.500%, 02/15/2048(A)		1,270	1,206
6.400%, 06/05/2049(A)		660	620
5.500%, 02/22/2029(A)		240	233
4.875%, 09/23/2032		460	412
4.500%, 01/30/2030		550	500
Ecuador Government International Bond
6.000%, 07/31/2024(A)(E)		352	238
2.500%, 07/31/2024(A)(E)		1,128	547
0.000%, 07/31/2030(A)(H)		329	162
Egypt Government International Bond
8.875%, 05/29/2050(A)		710	582
8.700%, 03/01/2049(A)		520	419
8.500%, 01/31/2047		450	357
5.800%, 09/30/2027		390	351
4.750%, 04/16/2026(A)	EUR	100	101
Guatemala Government Bond
6.125%, 06/01/2050(A)		$530	493
4.900%, 06/01/2030(A)		280	267
4.875%, 02/13/2028		790	761
4.375%, 06/05/2027(A)		790	756
Indonesia Government International Bond
3.850%, 10/15/2030		200	187
2.850%, 02/14/2030		900	802
1.100%, 03/12/2033	EUR	400	342
Iraq Government International Bond
5.800%, 01/15/2028		$140	132
Ivory Coast Government International Bond
7.625%, 01/30/2033(A)		1,020	1,011
6.625%, 03/22/2048	EUR	420	369
5.250%, 03/22/2030		390	391
4.875%, 01/30/2032(A)		1,410	1,310
Jamaica Government International Bond
9.625%, 11/03/2030	JMD	30,000	206
7.875%, 07/28/2045		$740	869

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Jordan Government International Bond
7.750%, 01/15/2028(A)		$500	$506
Mexican Bonos
8.500%, 05/31/2029	MXN	26,600	1,551
5.750%, 03/05/2026		9,770	544
Mexico Government International Bond
6.000%, 05/07/2036		$290	291
3.771%, 05/24/2061		520	338
2.659%, 05/24/2031		920	767
Morocco Government International Bond
3.000%, 12/15/2032(A)		730	586
1.500%, 11/27/2031(A)	EUR	290	251
Nigeria Government International Bond
8.747%, 01/21/2031		$1,720	1,660
7.696%, 02/23/2038(A)		690	566
Oman Government International Bond
6.750%, 01/17/2048		200	204
6.250%, 01/25/2031(A)		773	799
Pakistan Government International Bond MTN
6.000%, 04/08/2026(A)		340	303
Paraguay Government International Bond
6.100%, 08/11/2044		500	484
5.600%, 03/13/2048		760	689
5.400%, 03/30/2050(A)		320	281
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/2026(A)		530	525
4.450%, 02/20/2029(A)		330	323
Provincia de Buenos Aires Government Bond MTN
6.375%, 09/01/2024(A)(E)		3,055	1,245
Qatar Government International Bond
5.103%, 04/23/2048(A)		820	796
4.817%, 03/14/2049(A)		690	646
4.625%, 06/02/2046		280	257
4.400%, 04/16/2050(A)		450	397
Republic of Kenya Government International Bond
9.750%, 02/16/2031(A)		740	758
Romanian Government International Bond
5.125%, 06/15/2048(A)		200	170
3.375%, 01/28/2050(A)	EUR	90	68
2.875%, 05/26/2028		650	661
2.875%, 03/11/2029		1,490	1,484
2.124%, 07/16/2031(A)		250	220
2.000%, 01/28/2032(A)		110	94
2.000%, 04/14/2033(A)		900	745
Saudi Government International Bond MTN
4.500%, 04/22/2060(A)		$1,070	879
3.750%, 01/21/2055(A)		220	158
3.250%, 10/22/2030(A)		430	390

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
South Africa Government International Bond
5.650%, 09/27/2047		$950	$688
4.850%, 09/27/2027		890	843
4.300%, 10/12/2028		200	180
Sri Lanka Government International Bond
7.550%, 03/28/2030(A)		910	532
6.850%, 03/14/2024(A)		200	118
6.850%, 11/03/2025		570	339
6.750%, 04/18/2028(A)		360	211
Turkey Government International Bond
7.625%, 04/26/2029		560	570
6.875%, 03/17/2036		60	56
6.500%, 09/20/2033		900	843
6.000%, 03/25/2027		320	315
6.000%, 01/14/2041		1,980	1,626
4.250%, 04/14/2026		530	511
Ukraine Government International Bond
9.750%, 11/01/2030(A)		640	223
8.994%, 02/01/2026		280	104
7.750%, 09/01/2025		910	334
7.750%, 09/01/2026		230	80
7.750%, 09/01/2029		250	81
7.375%, 09/25/2034(A)		200	58
7.253%, 03/15/2035(A)		420	120
Uruguay Government International Bond
3.875%, 07/02/2040	UYU	6,307	180
Uzbekistan Government International Bond MTN
3.700%, 11/25/2030(A)		$660	550
Virgin Money UK
9.250%, GUKG5 + 8.307%, 06/08/2172(C)(D)	GBP	300	380

Total Sovereign Debt
(Cost $62,375) ($ Thousands)			53,121

	Shares
COMMON STOCK — 9.3%

Communication Services — 0.5%
iHeartMedia Inc *		168,843	353
Intelsat Jackson Holdings *(F)		22,561	620
Verizon Communications Inc		49,970	2,097

			3,070
Consumer Discretionary — 0.2%
Best Buy Co Inc		5,377	441
Bosideng International Holdings Ltd		183,920	92
McDonald's Corp		1,109	313

			846
Consumer Staples — 2.2%
Altria Group Inc		48,885	2,132

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Clorox Co/The	5,600	$857
Coca-Cola Co/The	23,406	1,432
Colgate-Palmolive Co	1,237	111
Flowers Foods Inc	10,839	258
General Mills Inc	18,822	1,317
Kellanova	17,240	988
Kimberly-Clark Corp	12,398	1,604
Mondelez International Inc, Cl A	2,052	144
PepsiCo Inc	8,606	1,506
Philip Morris International Inc	15,518	1,422
Procter & Gamble Co/The	3,592	583
Vector Group Ltd	6,784	74

		12,428
Energy — 1.1%
Chevron Corp	9,666	1,525
Chord Energy Corp	2,163	385
DT Midstream Inc	4,865	297
Enbridge Inc	35,158	1,272
International Seaways Inc	1,872	100
Noble Corp PLC	7,982	387
Summit Midstream Partners LP *	28,458	799
Williams Cos Inc/The	41,679	1,624

		6,389
Financials — 1.0%
American Financial Group Inc/OH	4,029	550
Bank Mandiri Persero Tbk PT	1,846,204	844
CME Group Inc, Cl A	7,366	1,586
Cohen & Steers Inc	1,416	109
DBS Group Holdings Ltd	56,802	1,516
Malayan Banking Bhd	284,010	579
OneMain Holdings Inc, Cl A	5,990	306
Schroders PLC	45,634	217

		5,707
Health Care — 2.0%
AbbVie Inc	11,166	2,034
Amgen Inc, Cl A	5,138	1,461
Bristol-Myers Squibb Co	33,305	1,806
Gilead Sciences Inc	19,811	1,451
Johnson & Johnson	10,061	1,592
Medtronic PLC	14,066	1,226
Merck & Co Inc	3,836	506
Pfizer Inc	34,462	956
Roche Holding AG	1,858	501

		11,533
Industrials — 0.7%
Automatic Data Processing Inc	645	161
CK Hutchison Holdings Ltd	142,749	689
COMSYS Holdings Corp	6,029	141
Illinois Tool Works Inc	417	112
MSC Industrial Direct Co Inc, Cl A	2,443	237

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PACCAR Inc	15,962	$1,977
Societe BIC SA	1,198	86
Watsco Inc	687	297

		3,700
Information Technology — 0.6%
Chicony Electronics Co Ltd	29,413	204
Cisco Systems Inc	26,711	1,333
Qlik, Cl A *(F)	56	80
Qlik, Cl B *(F)	13,812	—
Texas Instruments Inc	9,213	1,605

		3,222
Materials — 0.3%
Arctic Canadian Diamond Company Ltd *(F)	824	210
LyondellBasell Industries NV, Cl A	13,537	1,385

		1,595
Real Estate — 0.7%
Essential Properties Realty Trust Inc ‡	8,712	232
Gaming and Leisure Properties Inc ‡	14,040	647
Innovative Industrial Properties Inc, Cl A ‡	1,511	156
Public Storage ‡	5,406	1,568
VICI Properties Inc, Cl A ‡	43,897	1,308

		3,911
Total Common Stock
(Cost $47,996) ($ Thousands)		52,401
	Face Amount (Thousands)
MORTGAGE-BACKED SECURITIES — 7.6%
Agency Mortgage-Backed Obligations — 0.9%
FHLMC
6.000%, 12/01/2052	$79	81
FHLMC REMIC CMO, Ser 2020-5012, Cl DI, IO
4.000%, 09/25/2050	514	102
FHLMC REMIC CMO, Ser 2020-5020, Cl IH, IO
3.000%, 08/25/2050	448	72
FHLMC STACR REMIC Trust, Ser 2020-DNA5, Cl B1
10.120%, SOFR30A + 4.800%, 10/25/2050(A)(C)	210	236
FHLMC STACR REMIC Trust, Ser 2020-DNA6, Cl B1
8.320%, SOFR30A + 3.000%, 12/25/2050(A)(C)	630	663
FHLMC STACR REMIC Trust, Ser 2021-DNA1, Cl M2
7.120%, SOFR30A + 1.800%, 01/25/2051(A)(C)	119	120

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2021-DNA3, Cl B1
8.820%, SOFR30A + 3.500%, 10/25/2033(A)(C)	$390	$429
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl B1
8.370%, SOFR30A + 3.050%, 01/25/2034(A)(C)	590	624
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M2
9.070%, SOFR30A + 3.750%, 02/25/2042(A)(C)	500	526
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
7.520%, SOFR30A + 2.200%, 05/25/2042(A)(C)	496	504
FNMA REMIC CMO, Ser 2015-30, Cl SJ, IO
0.165%, 05/25/2045(C)	1,174	96
FNMA REMIC CMO, Ser 2017-104, Cl SB, IO
0.715%, 01/25/2048(C)	819	88
FNMA REMIC CMO, Ser 2020-60, Cl NI, IO
4.000%, 09/25/2050	477	95
FNMA REMIC CMO, Ser 2020-62, Cl GI, IO
4.000%, 06/25/2048	920	181
GNMA REMIC CMO, Ser 2010-9, Cl XD, IO
1.159%, 01/16/2040(C)	932	104
GNMA REMIC CMO, Ser 2013-124, Cl CS, IO
0.607%, 08/20/2043(C)	99	9
GNMA REMIC CMO, Ser 2015-111, Cl IM, IO
4.000%, 08/20/2045	1,145	173
GNMA REMIC CMO, Ser 2016-109, Cl IH, IO
4.000%, 10/20/2045	645	101
GNMA REMIC CMO, Ser 2016-27, Cl IA, IO
4.000%, 06/20/2045	248	29
GNMA REMIC CMO, Ser 2017-112, Cl SJ, IO
0.217%, 07/20/2047(C)	991	78
GNMA REMIC CMO, Ser 2018-122, Cl SE, IO
0.757%, 09/20/2048(C)	379	37
GNMA REMIC CMO, Ser 2018-122, Cl HS, IO
0.757%, 09/20/2048(C)	278	32
GNMA REMIC CMO, Ser 2018-124, Cl SN, IO
0.757%, 09/20/2048(C)	1,264	138
GNMA REMIC CMO, Ser 2018-67, Cl PS, IO
0.757%, 05/20/2048(C)	1,182	118
GNMA REMIC CMO, Ser 2018-7, Cl DS, IO
0.257%, 01/20/2048(C)	2,267	189
GNMA REMIC CMO, Ser 2019-1, Cl SN, IO
0.607%, 01/20/2049(C)	198	18
GNMA REMIC CMO, Ser 2019-110, Cl SD, IO
0.657%, 09/20/2049(C)	553	53
GNMA REMIC CMO, Ser 2019-110, Cl SE, IO
0.657%, 09/20/2049(C)	734	74

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA REMIC CMO, Ser 2019-151, Cl NI, IO
3.500%, 10/20/2049	$1,807	$303
GNMA REMIC CMO, Ser 2019-6, Cl SA, IO
0.607%, 01/20/2049(C)	156	15
GNMA REMIC CMO, Ser 2019-78, Cl SE, IO
0.657%, 06/20/2049(C)	126	12
GNMA REMIC CMO, Ser 2020-78, Cl DI, IO
4.000%, 06/20/2050	670	135

		5,435
Non-Agency Mortgage-Backed Obligations — 6.7%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl D
7.155%, TSFR1M + 1.836%, 09/15/2034(A)(C)	280	259
ACE Securities Home Equity Loan Trust, Ser 2004-HE3, Cl M1
6.374%, TSFR1M + 1.044%, 11/25/2034(C)	278	274
Alternative Loan Trust, Ser 2005-81, Cl A1
6.004%, TSFR1M + 0.674%, 02/25/2037(C)	423	336
BANK, Ser 2022-BNK44, Cl D
4.000%, 11/15/2032(A)(C)	600	416
BANK, Ser 2023-BNK46, Cl XA, IO
0.617%, 08/15/2056(C)	3,408	138
Benchmark Mortgage Trust, Ser 2019-B11, Cl XA, IO
1.001%, 05/15/2052(C)	10,412	368
Benchmark Mortgage Trust, Ser 2023-V3, Cl D
4.000%, 07/15/2056(A)	500	404
BIG Commercial Mortgage Trust, Ser 2022-BIG, Cl F
10.761%, TSFR1M + 5.436%, 02/15/2039(A)(C)	480	465
BRAVO Residential Funding Trust, Ser 2022-R1, Cl A
3.125%, 01/29/2070(A)(E)	639	599
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
7.521%, TSFR1M + 2.196%, 04/15/2034(A)(C)	970	966
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl J
9.330%, TSFR1M + 4.004%, 10/15/2038(A)(C)	391	387
BX Commercial Mortgage Trust, Ser 2023-VLT2, Cl D
10.099%, TSFR1M + 4.774%, 06/15/2040(A)(C)	280	280

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2023-VLT2, Cl E
11.196%, TSFR1M + 5.871%, 06/15/2040(A)(C)	$560	$560
BX Trust, Ser 2021-ARIA, Cl E
7.684%, TSFR1M + 2.359%, 10/15/2036(A)(C)	550	539
BX Trust, Ser 2021-SDMF, Cl F
7.377%, TSFR1M + 2.051%, 09/15/2034(A)(C)	297	287
BX Trust, Ser 2024-CNYN, Cl D
7.990%, TSFR1M + 2.690%, 04/15/2029(A)(C)	540	540
CAFL Issuer, Ser 2023-RTL1, Cl A1
7.553%, 12/28/2030(A)(E)	520	523
Capmark Military Housing Trust, Ser 2007-AET2, Cl A
6.063%, 10/10/2052(A)	906	868
CFK Trust, Ser 2020-MF2, Cl E
3.458%, 03/15/2039(A)(C)	500	372
CIM Trust, Ser 2023-R4, Cl A1
5.000%, 05/25/2062(A)(C)	511	504
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1B1
9.785%, SOFR30A + 4.464%, 04/25/2031(A)(C)	460	495
Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1B1
9.535%, SOFR30A + 4.214%, 07/25/2039(A)(C)	463	482
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1B1
8.420%, SOFR30A + 3.100%, 10/25/2041(A)(C)	1,020	1,049
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1B1
8.070%, SOFR30A + 2.750%, 12/25/2041(A)(C)	680	692
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M2
8.320%, SOFR30A + 3.000%, 04/25/2042(A)(C)	386	398
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2B1
9.820%, SOFR30A + 4.500%, 04/25/2042(A)(C)	433	458
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1B1
10.870%, SOFR30A + 5.550%, 01/25/2043(A)(C)	300	331

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities, Ser 2018-C01, Cl 1B1
8.985%, SOFR30A + 3.664%, 07/25/2030(C)	$570	$612
Credit Suisse European Mortgage Capital, Ser 2019-1OTF, Cl A
8.479%, US0003M + 2.900%, 08/09/2024(A)(C)	915	913
CSMC Trust, Ser 2014-USA, Cl E
4.373%, 09/15/2037(A)	320	164
CSMC Trust, Ser 2017-RPL1, Cl M2
2.969%, 07/25/2057(A)(C)	1,190	886
Ellington Financial Mortgage Trust, Ser 2020-1, Cl B1
5.097%, 05/25/2065(A)(C)	600	609
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl B1
10.070%, SOFR30A + 4.750%, 02/25/2042(A)(C)	510	543
FS Commercial Mortgage Trust, Ser 4SZN, Cl B
7.544%, 11/10/2039(A)(C)	380	395
GS Mortgage Securities II, Ser 2024-70P, Cl E
8.666%, 03/10/2041(A)(C)	400	406
GS Mortgage Securities Trust, Ser 2015-GC30, Cl C
4.068%, 05/10/2050(C)	240	213
GS Mortgage Securities Trust, Ser 2015-GC32, Cl D
3.345%, 07/10/2048	380	334
GS Mortgage Securities Trust, Ser 2018-LUAU, Cl G
10.072%, TSFR1M + 4.747%, 11/15/2032(A)(C)	500	491
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl C
9.623%, TSFR1M + 4.297%, 09/15/2031(A)(C)	1,754	317
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl F
8.845%, TSFR1M + 3.514%, 12/15/2036(A)(C)	595	551
Impac CMB Trust, Ser 2005-4, Cl 1M1
6.089%, TSFR1M + 0.544%, 05/25/2035(C)	515	463
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Cl FFL
8.462%, TSFR1M + 3.139%, 07/05/2033(A)(C)	910	599

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-BKWD, Cl E
8.541%, TSFR1M + 3.214%, 09/15/2029(A)(C)	$1,730	$952
JPMorgan Chase Commercial Mortgage Securities Trust, Ser HTL5, Cl F
9.706%, TSFR1M + 4.379%, 11/15/2038(A)(C)	710	676
JPMorgan Chase Commercial Mortgage Securities Trust, Ser JP1, Cl C
4.723%, 01/15/2049(C)	80	72
Legacy Mortgage Asset Trust, Ser 2021-GS1, Cl A2
6.844%, 10/25/2066(A)(E)	668	668
Morgan Stanley Capital I Trust, Ser 2015-BS8, Cl C
4.559%, 12/15/2048(C)	190	165
Morgan Stanley Re-REMIC Trust, Ser 2010-R5, Cl 4B
4.115%, 06/26/2036(A)(E)	170	151
MSWF Commercial Mortgage Trust, Ser 2, Cl C
7.018%, 12/15/2056(C)	290	302
Multifamily Connecticut Avenue Securities Trust, Ser 2019-01, Cl M10
8.685%, SOFR30A + 3.364%, 10/25/2049(A)(C)	486	479
Multifamily Connecticut Avenue Securities Trust, Ser 2020-01, Cl M10
9.185%, SOFR30A + 3.864%, 03/25/2050(A)(C)	478	472
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl B1
6.494%, TSFR1M + 1.164%, 01/25/2048(A)(C)	234	230
NewRez Warehouse Securitization Trust, Ser 2021-1, Cl F
10.694%, TSFR1M + 5.364%, 05/25/2055(A)(C)	468	468
Nomura Resecuritization Trust, Ser 2015-4R, Cl 5A1
3.040%, TSFR1M + 0.544%, 03/26/2036(A)(C)	185	174
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
9.136%, SOFR30A + 3.814%, 11/27/2031(A)(C)	157	158
PRKCM Trust, Ser 2023-AFC1, Cl A3
7.304%, 02/25/2058(A)(E)	270	266
RALI Series Trust, Ser 2007-QO2, Cl A1
5.594%, TSFR1M + 0.264%, 02/25/2047(C)	788	269

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl M
4.750%, 08/25/2057(A)(C)	$1,125	$1,034
Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl M
4.500%, 02/25/2059(A)(C)	1,720	1,554
Seasoned Credit Risk Transfer Trust, Ser 2020-1, Cl M
4.250%, 08/25/2059(A)(C)	2,230	2,034
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl M
4.250%, 11/25/2059(A)(C)	830	770
Seasoned Credit Risk Transfer Trust, Ser 2020-3, Cl M
4.250%, 05/25/2060(A)(C)	640	586
Seasoned Credit Risk Transfer Trust, Ser 2022-1, Cl M
4.500%, 11/25/2061(A)(C)	320	270
Shops at Crystals Trust, Ser 2106-CSTL, Cl D
3.731%, 07/05/2036(A)(C)	885	819
SMR Mortgage Trust, Ser 2021-IND, Cl F
11.325%, TSFR1M + 6.000%, 02/15/2039(A)(C)	789	688
SMRT, Ser 2022-MINI, Cl D
7.276%, TSFR1M + 1.950%, 01/15/2039(A)(C)	550	540
Soho Trust, Ser 2021-SOHO, Cl D
2.697%, 08/10/2038(A)(C)	440	246
Towd Point Mortgage Trust, Ser 2019-4, Cl B1B
3.500%, 10/25/2059(A)(C)	640	499
Trust, Ser 2023-MIC, Cl B
9.532%, 12/05/2038(A)(C)	270	286
Verus Securitization Trust, Ser 2022-INV1, Cl B1
5.848%, 08/25/2067(A)(C)	321	304
Verus Securitization Trust, Ser 2023-8, Cl A3
6.968%, 12/25/2068(A)(E)	337	339
Verus Securitization Trust, Ser 2024-1, Cl A3
6.118%, 01/25/2069(A)(E)	668	665
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR16, Cl 2A2
4.364%, 12/25/2036(C)	468	401
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC18, Cl B
3.959%, 12/15/2047	390	380

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR5, Cl 2A1
6.265%, 04/25/2036(C)	$286	$266

		37,669
Total Mortgage-Backed Securities
(Cost $46,580) ($ Thousands)		43,104

	Shares
FOREIGN COMMON STOCK — 5.8%

Australia — 0.1%
JB Hi-Fi Ltd	6,557	275
Premier Investments Ltd	4,897	105

		380

Canada — 0.4%
BCE Inc	4,069	138
Canadian Natural Resources Ltd	21,001	1,604
Gibson Energy Inc	7,694	131
Great-West Lifeco Inc	14,862	476

		2,349

France — 0.3%
La Francaise des Jeux SAEM	5,369	219
Rubis SCA	5,050	178
Sanofi SA	12,140	1,193

		1,590

Germany — 0.2%
Mercedes-Benz Group AG	16,492	1,315

Hong Kong — 1.0%
Agricultural Bank of China Ltd, Cl H	1,613,375	680
Bank of China Ltd, Cl H	4,042,654	1,668
China CITIC Bank Corp Ltd, Cl H	489,770	261
China Construction Bank Corp, Cl H	2,587,649	1,560
CK Asset Holdings Ltd	110,031	453
CK Infrastructure Holdings Ltd	34,145	200
HKT Trust & HKT Ltd	197,586	230
Power Assets Holdings Ltd	26,603	156
SITC International Holdings Co Ltd	71,531	131
Want Want China Holdings Ltd	274,457	162

		5,501

India — 0.2%
Bajaj Auto Ltd	3,334	366
HCL Technologies Ltd	50,333	931

		1,297

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Indonesia — 0.2%
Bank Rakyat Indonesia Persero Tbk PT	3,056,137	$1,166

Italy — 0.4%
Assicurazioni Generali SpA	59,767	1,514
Azimut Holding SpA	5,873	159
Italgas SpA	25,503	149
Poste Italiane SpA	28,394	356

		2,178

Japan — 0.4%
Japan Tobacco Inc	57,222	1,523
SoftBank Corp	15,573	200
USS Co Ltd	22,224	183
Yamato Kogyo Co Ltd	1,949	111

		2,017

Malaysia — 0.0%
Petronas Dagangan Bhd	15,538	71
Petronas Gas Bhd	43,248	160

		231

Netherlands — 0.1%
Koninklijke KPN NV	184,001	689

New Zealand — 0.1%
Spark New Zealand Ltd	102,378	292

Singapore — 0.3%
ComfortDelGro Corp Ltd	114,449	119
Oversea-Chinese Banking Corp Ltd	132,962	1,329

		1,448

South Korea — 0.1%
KT&G Corp	5,369	374

Spain — 0.5%
Cia de Distribucion Integral Logista Holdings SA	3,662	102
Enagas SA	13,317	198
Industria de Diseno Textil SA	40,479	2,040
Mapfre SA	47,313	120
Redeia Corp SA	22,377	382

		2,842

Sweden — 0.1%
Svenska Handelsbanken AB, Cl A	79,755	807

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Switzerland — 0.4%
Novartis AG	15,309	$1,485
Roche Holding AG	3,477	887

		2,372

Taiwan — 0.6%
Chunghwa Telecom Co Ltd	204,369	802
Far EasTone Telecommunications Co Ltd	81,995	207
MediaTek Inc	48,792	1,769
Novatek Microelectronics Corp	32,550	599
Radiant Opto-Electronics Corp	23,758	128
Simplo Technology Co Ltd	9,808	138

		3,643

United Kingdom — 0.4%
Games Workshop Group PLC	1,821	231
Hargreaves Lansdown PLC	19,337	180
Imperial Brands PLC	49,536	1,108
OSB Group PLC	22,742	108
Pagegroup PLC	17,876	101
Taylor Wimpey PLC	186,486	323

		2,051

Total Foreign Common Stock
(Cost $28,807) ($ Thousands)		32,542
	Face Amount (Thousands)
ASSET-BACKED SECURITIES — 4.2%
Other Asset-Backed Securities — 4.2%

ALM, Ser 2020-1A, Cl D
11.576%, TSFR3M + 6.262%, 10/15/2029(A)(C)	$560	556
AMMC CLO 30, Ser 2024-30A, Cl D
9.791%, TSFR3M + 4.500%, 01/15/2037(A)(C)	250	249
Apidos CLO XXII, Ser 2020-22A, Cl DR
12.329%, TSFR3M + 7.012%, 04/20/2031(A)(C)	1,380	1,370
Applebee's Funding, Ser 2023-1A, Cl A2
7.824%, 03/05/2053(A)	530	548
BlueMountain CLO XXIX, Ser 2021-29A, Cl ER
12.446%, TSFR3M + 7.122%, 07/25/2034(A)(C)	890	832
Buckhorn Park CLO, Ser 2021-1A, Cl AR
6.680%, TSFR3M + 1.382%, 07/18/2034(A)(C)	790	790
Buckhorn Park CLO, Ser 2021-1A, Cl DR
8.660%, TSFR3M + 3.362%, 07/18/2034(A)(C)	400	395

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Canyon Capital CLO, Ser 2021-1A, Cl E
11.986%, TSFR3M + 6.672%, 04/15/2034(A)(C)	$280	$266
Carlyle Global Market Strategies CLO, Ser 2018-2RA, Cl A1
6.619%, TSFR3M + 1.312%, 05/15/2031(A)(C)	861	862
CarVal CLO VII-C, Ser 2023-1A, Cl A1
7.518%, TSFR3M + 2.200%, 01/20/2035(A)(C)	730	732
CIFC Funding, Ser 2017-3A, Cl C
9.229%, TSFR3M + 3.912%, 07/20/2030(A)(C)	690	683
CQS US CLO, Ser 2021-1A, Cl D1
9.129%, TSFR3M + 3.812%, 01/20/2035(A)(C)	1,850	1,817
Dryden XLIII Senior Loan Fund, Ser 2021-43A, Cl ER3
11.979%, TSFR3M + 6.662%, 04/20/2034(A)(C)	330	300
Eaton Vance CLO, Ser 2021-2A, Cl ER
12.076%, TSFR3M + 6.762%, 01/15/2035(A)(C)	500	495
Fortress Credit BSL XII, Ser 2021-4A, Cl E
12.706%, TSFR3M + 7.392%, 10/15/2034(A)(C)	250	233
Goldentree Loan Management US CLO 3, Ser 2018-3A, Cl D
8.429%, TSFR3M + 3.112%, 04/20/2030(A)(C)	500	498
GoodLeap Sustainable Home Solutions Trust, Ser 2022-1GS, Cl B
2.940%, 01/20/2049(A)	90	68
Greystone CRE Notes, Ser 2024-HC3, Cl D
10.663%, TSFR1M + 5.333%, 03/15/2041(A)(C)	250	249
Halsey Point CLO I, Ser 2019-1A, Cl F
13.779%, TSFR3M + 8.462%, 01/20/2033(A)(C)	290	258
Hardee's Funding, Ser 2020-1A, Cl A2
3.981%, 12/20/2050(A)	968	872
Marathon CLO II, Ser 2005-2A
0.000%, 12/20/2019(A)(F)(G)	750	–
Neuberger Berman Loan Advisers CLO 33, Ser 2021-33A, Cl DR
8.476%, TSFR3M + 3.162%, 10/16/2033(A)(C)	500	491
Neuberger Berman Loan Advisers CLO 44, Ser 2021-44A, Cl E
11.576%, TSFR3M + 6.262%, 10/16/2034(A)(C)	490	486

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ocean Trails CLO IX, Ser 2021-9A, Cl DR
9.326%, TSFR3M + 4.012%, 10/15/2034(A)(C)	$500	$489
Ocean Trails CLO XIV, Ser 2023-14A, Cl A1
7.318%, TSFR3M + 2.000%, 01/20/2035(A)(C)	650	653
Octagon Investment Partners 32, Ser 2017-1A, Cl D
8.976%, TSFR3M + 3.662%, 07/15/2029(A)(C)	250	249
OHA Loan Funding, Ser 2018-1A, Cl DR2
8.627%, TSFR3M + 3.312%, 07/23/2031(A)(C)	350	348
OZLM XI, Ser 2017-11A, Cl BR
7.879%, TSFR3M + 2.562%, 10/30/2030(A)(C)	600	599
Palmer Square Loan Funding, Ser 2024-3A, Cl CR
8.321%, TSFR3M + 3.000%, 04/15/2031(A)(C)	430	428
Parallel, Ser 2020-1A, Cl CR
7.579%, TSFR3M + 2.262%, 07/20/2029(A)(C)	750	746
Peace Park CLO, Ser 2021-1A, Cl E
11.579%, TSFR3M + 6.262%, 10/20/2034(A)(C)	400	394
Rad CLO 22, Ser 2023-22A, Cl B
8.042%, TSFR3M + 2.670%, 01/20/2037(A)(C)	950	956
Rockford Tower CLO, Ser 2023-1A, Cl C
8.551%, TSFR3M + 3.200%, 01/20/2036(A)(C)	800	804
Sculptor CLO XXVI, Ser 2021-26A, Cl E
12.829%, TSFR3M + 7.512%, 07/20/2034(A)(C)	450	426
SMB Private Education Loan Trust, Ser 2021-A, Cl D1
3.860%, 01/15/2053(A)	313	270
Sunnova Helios II, Ser 2019-AA, Cl C
5.320%, 06/20/2046(A)	394	308
Sunrun Atlas Issuer, Ser 2019-2, Cl A
3.610%, 02/01/2055(A)	376	344
TCI-Symphony CLO, Ser 2021-1A, Cl ER2
12.326%, TSFR3M + 7.012%, 10/13/2032(A)(C)	730	685
Tikehau US CLO I, Ser 2021-1A, Cl E
12.470%, TSFR3M + 7.172%, 01/18/2035(A)(C)	1,200	1,165
Trinitas CLO XXVI, Ser 2024-26A, Cl C
8.268%, TSFR3M + 2.950%, 01/20/2035(A)(C)	430	430

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Voya CLO, Ser 2018-3A, Cl A1A
6.726%, TSFR3M + 1.412%, 10/15/2031(A)(C)	$229	$229
Voya CLO, Ser 2021-3A, Cl DR
12.529%, TSFR3M + 7.212%, 04/20/2034(A)(C)	260	255
Whitebox CLO IV, Ser 2023-4A, Cl A1
7.468%, TSFR3M + 2.150%, 04/20/2036(A)(C)	770	775
Whitehorse XII, Ser 2018-12A, Cl D
9.226%, TSFR3M + 3.912%, 10/15/2031(A)(C)	250	246

Total Asset-Backed Securities
(Cost $24,788) ($ Thousands)		23,849

CONVERTIBLE BONDS — 0.4%
Alarm.com Holdings
0.000%, 01/15/2026(H)	57	52
DISH Network
0.000%, 12/15/2025(H)	1,370	1,000
DraftKings Holdings
0.000%, 03/15/2028(H)	680	586
Gannett
6.000%, 12/01/2027(A)	240	214
Multiplan
6.000%, 10/15/2027(A)	420	294

Total Convertible Bonds
(Cost $2,167) ($ Thousands)		2,146

	Shares
PREFERRED STOCK — 0.1%

Energy — 0.1%
Equitrans Midstream, 9.750% (D)	14,041	305

Total Preferred Stock
(Cost $311) ($ Thousands)		305
	Face Amount (Thousands)
MUNICIPAL BOND — 0.0%
Illinois — 0.0%
Illinois State, Build America Bonds, GO
7.350%, 07/01/2035	$193	209

Total Municipal Bond

(Cost $211) ($ Thousands)		209

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Income Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS — 0.0%
Noble Corp PLC, Expires 02/07/2028
Strike Price $19.27 *	2,787	$83
Noble Corp PLC, Expires 02/07/2028
Strike Price $23.13 *	2,787	71

Total Warrants
(Cost $12) ($ Thousands)		154

	Shares
PURCHASED OPTION — 0.0%
Total Purchased Option
(Cost $24) ($ Thousands)		1

Total Investments in Securities — 95.9%
(Cost $570,718) ($ Thousands)		$541,204

WRITTEN OPTION — (0.0)%
Total Written Option
(Premiums Received $5) ($ Thousands)		$(11)

A list of the open exchange traded options contracts held by the Fund at March 31, 2024 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTION — 0.0%
Put Options
USD Put	2,142,061	$1,432	$0.67	4/20/2024	$1

Total Purchased Option		$1,432			$1
WRITTEN OPTION — 0.0%
Put Options
USD Put	(823,443)	$(13,830)	16.80	06/22/2024	$(11)

Total Written Option		$(13,830)			$(11)

A list of the open futures contracts held by the Fund at March 31, 2024 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
3 Month SOFR	52	Mar-2025	$12,561	$12,406	$(155)
Australian 10-Year Bond	19	Jun-2024	1,464	1,445	(1)
Euro-Bobl	5	Jun-2024	638	638	2
Euro-Bund	48	Jun-2024	6,879	6,914	58
ICE 3-Month SONIA	38	Sep-2024	11,405	11,405	78
ICE 3-Month SONIA	1	Mar-2025	303	303	3
Long Gilt 10-Year Bond	38	Jun-2024	4,742	4,797	63
U.S. 2-Year Treasury Note	292	Jun-2024	59,805	59,710	(95)
U.S. 5-Year Treasury Note	208	Jun-2024	22,215	22,259	44
U.S. 10-Year Treasury Note	338	Jun-2024	37,286	37,450	164
U.S. Long Treasury Bond	100	Jun-2024	11,854	12,044	190
U.S. Ultra Long Treasury Bond	67	Jun-2024	8,534	8,643	109

SEI Institutional Managed Trust

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Ultra 10-Year U.S. Treasury Note	64	Jun-2024	$7,298	$7,335	$37
			184,984	185,349	497
Short Contracts
3 Month SOFR	(22)	Jun-2024	$(5,202)	$(5,208)	$(6)
Ultra 10-Year U.S. Treasury Note	(24)	Jun-2024	(2,748)	(2,750)	(2)
			(7,950)	(7,958)	(8)
			$177,034	$177,391	$489

A list of the open forward foreign currency contracts held by the Fund at March 31, 2024 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	05/08/24	EUR	10,000	USD	10,809	$(6)
Bank of America	06/20/24	USD	15	SEK	153	—
BNP Paribas	04/19/24	NOK	3	USD	0	—
BNP Paribas	04/19/24	USD	243	CNH	1,743	(3)
BNP Paribas	04/19/24	USD	645	EUR	595	(2)
BNP Paribas	04/19/24	CNH	1,830	USD	255	3
Citigroup	04/19/24	USD	10	NZD	16	(1)
Citigroup	04/19/24	USD	192	BRL	970	1
Citigroup	04/19/24	USD	1,020	EUR	943	(1)
Citigroup	04/19/24	USD	1,353	IDR	21,212,918	(17)
Citigroup	04/19/24	AUD	2,260	USD	1,484	10
Citigroup	04/19/24	GBP	4,808	USD	6,127	54
Citigroup	04/19/24	EUR	3,676	USD	4,051	78
Citigroup	04/19/24	EUR	1,260	USD	1,360	(2)
Citigroup	04/19/24	USD	5,114	AUD	7,628	(136)
Citigroup	06/20/24	CAD	162	USD	119	—
Goldman Sachs	04/19/24	EUR	510	USD	555	3
Goldman Sachs	04/19/24	USD	538	NOK	5,830	—
Goldman Sachs	04/19/24	USD	726	BRL	3,630	(2)
Goldman Sachs	04/19/24	USD	322	CHF	290	1
Goldman Sachs	04/19/24	USD	2,141	CHF	1,893	(34)
Goldman Sachs	04/19/24	CHF	3,347	USD	3,816	92
JPMorgan Chase Bank	04/19/24	USD	809	MXN	13,899	25
JPMorgan Chase Bank	04/19/24	USD	1,253	GBP	990	(2)
JPMorgan Chase Bank	04/19/24	BRL	1,998	USD	403	4
JPMorgan Chase Bank	04/19/24	CNH	7,850	USD	1,103	21
JPMorgan Chase Bank	04/19/24	IDR	21,212,918	USD	1,370	34
JPMorgan Chase Bank	06/20/24	USD	268	CHF	235	(6)
Morgan Stanley	04/10/24	GBP	921	USD	1,172	8
Morgan Stanley	04/19/24	CAD	1	USD	1	—
Morgan Stanley	04/19/24	USD	93	JPY	13,317	(5)
Morgan Stanley	04/19/24	USD	1,634	BRL	8,093	(20)
Morgan Stanley	04/19/24	MXN	24,288	USD	1,414	(43)
Morgan Stanley	05/08/24	EUR	210	USD	227	—
Morgan Stanley	05/08/24	EUR	421	USD	454	(2)
Morgan Stanley	06/20/24	USD	9	GBP	7	—
RBC	06/20/24	USD	180	JPY	26,535	(3)
State Street	05/08/24	USD	1,046	EUR	963	(4)
UBS	06/20/24	CHF	235	USD	264	—

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Westpac Banking	06/20/24	USD	220	NZD	359	$(5)
						$40

A list of the open OTC swap agreements held by the Fund at March 31, 2024 is as follows:

Interest Rate Swap
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	0.23%	BRL-CDI	Annually	01/02/2029	BRL	23,190	$(53)	$–	$(53)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2024 is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
11.50%	BZDIOVRA	Monthly	01/02/2029	BRL	4,710	$(30)	$(4)	$(26)
BZDIOVRA	12.063750%	Monthly	01/02/2025	BRL	6,480	18	104	(86)
10.95%	BZDIOVRA	Monthly	01/02/2025	BRL	4,140	6	(57)	63
13.3%	BZDIOVRA	Monthly	01/02/2025	BRL	4,360	(19)	(92)	73
BZDIOVRA	12.06%	Monthly	01/02/2025	BRL	5,500	(16)	89	(105)
BZDIOVRA	10.85%	Monthly	01/02/2026	BRL	22,250	61	39	22
BZDIOVRA	8.495%	Monthly	01/04/2027	BRL	1,200	(10)	(20)	10
10.2861%	BZDIOVRA	Monthly	01/04/2027	BRL	4,470	(3)	–	(3)
BZDIOVRA	13.03%	Monthly	01/04/2027	BRL	2,270	40	2	38
11.23%	BZDIOVRA	Monthly	01/04/2027	BRL	5,470	26	8	18
8.5%	MXIBTIIE	Monthly	06/13/2029	MXN	31,910	13	–	13
MXIBTIIE	9.25%	Monthly	06/17/2026	MXN	45,110	(8)	(2)	(6)
8.5%	MXIBTIIE	Monthly	06/07/2034	MXN	4,750	3	–	3
28-DAY MXN - TIIE	7.2%	Monthly	07/17/2024	MXN	365,383	(274)	–	(274)
BZDIOVRA	9.75%	Monthly	01/02/2026	BRL	300	–	–	–
CAONREPO	4.25%	Semi-Annually	06/19/2026	CAD	6,970	22	27	(5)
CNRR007	2.0%	Quarterly	06/19/2026	CNY	9,570	1	2	(1)
2.0%	CNRR007	Quarterly	06/19/2029	CNY	13,730	10	12	(2)
3.0%	EUR006M	Annually	06/19/2027	EUR	2,170	(15)	(9)	(6)
3.0%	EUR006M	Annually	06/19/2029	EUR	1,010	(20)	(15)	(5)
3.0%	EUR006M	Annually	06/19/2031	EUR	2,880	(89)	(66)	(23)
3.0%	EUR006M	Annually	06/19/2034	EUR	600	(25)	(24)	(1)
3.0%	EUR006M	Annually	06/19/2044	EUR	320	(26)	(20)	(6)
2.75%	EUR006M	Annually	06/19/2054	EUR	250	(23)	(20)	(3)
3.75%	SONIO	Annually	06/19/2034	GBP	390	(2)	(1)	(1)
KWCDC	3.25%	Quarterly	06/19/2026	KRW	3,726,120	(3)	(5)	2
KWCDC	3.25%	Quarterly	06/19/2029	KRW	1,412,980	1	(2)	3
KWCDC	3.25%	Quarterly	06/19/2034	KRW	536,170	1	(2)	3
WIBR6M	4.75%	Semi-Annually	06/19/2034	PLN	3,560	(13)	(6)	(7)
5%	WIBR6M	Annually	06/19/2026	PLN	5,370	6	5	1
3.75%	SOFRRATE	Annually	06/20/2034	USD	380	–	–	–
SOFRATE	3.696108%	Annually	09/26/2028	USD	27,240	67	(29)	96
3.781828%	SOFRRATE	Annually	09/22/2036	USD	6,140	(55)	70	(125)
SOFRRATE	3.35%	Annually	10/26/2027	USD	35,350	(195)	60	(255)
3.24%	SOFRRATE	Annually	10/26/2035	USD	8,120	263	62	201
JIBA3M	9.75%	Quarterly	06/19/2034	ZAR	6,090	(2)	5	(7)

SEI Institutional Managed Trust

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
						$(290)	$111	$(401)

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-CDX.NA.HY.4206/29@500	5.00%	Quarterly	06/20/2029	$848	$(61)	$(59)	$(2)
CDS-DAIGR@100BP5.1Y	1.00%	Quarterly	12/20/2024	1,290	(8)	(4)	(4)
CDS-GM@500BP4.9Y	5.00%	Quarterly	06/20/2026	1,450	(144)	(126)	(18)
CDS-M@100BP4.9Y	1.00%	Quarterly	12/20/2028	598	62	75	(13)
					$(151)	$(114)	$(37)

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-F@500BPS 4.9Y	5.00%	Quarterly	06/20/2026	$1,450	$137	$93	$44
CDS-JWN@100BP4.9Y	1.00%	Quarterly	12/20/2028	598	(65)	(81)	16
CDS-NA.IG.4206/29@100	1.00%	Quarterly	06/20/2029	325	7	7	–
CDS-VW@100BP5.1Y	1.00%	Quarterly	12/20/2024	1,290	6	2	4
CDX.NA.HY.34-VERSION 1 INDEX	5.00%	Quarterly	06/25/2025	6,092	271	(58)	329
CDX.NA.IG.33-Version 1 INDEX	1.00%	Quarterly	12/20/2024	2,375	16	9	7
CDX.NA.IG.41-V1	1.00%	Quarterly	12/20/2028	8,505	195	146	49
CHILEAN GOVT 3.24% 06 FEB 2028	1.00%	Quarterly	06/20/2029	210	4	5	(1)
GENERAL ELECTRIC COMPANY	1.00%	Quarterly	06/20/2026	1,175	21	8	13
MEXICAN GOVT 4.15% 28 MAR 2027	1.00%	Quarterly	06/20/2029	1,160	4	4	–
PERUVIAN GOVT 8.75% 21 NOV 2033	1.00%	Quarterly	06/20/2029	980	16	16	–
PHILIPPINO GOVT 9.5% 02 FEB 2030	1.00%	Quarterly	06/20/2029	390	7	7	–
THE BOEING COMPANY	1.00%	Quarterly	06/20/2024	525	1	1	–
					$620	$159	$461

Percentages are based on Net Assets of $564,393 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2024, the value of these securities amounted to $249,321 ($ Thousands), representing 44.2% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Perpetual security with no stated maturity date.
(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(F)	Level 3 security in accordance with fair value hierarchy.
(G)	No interest rate available.
(H)	Zero coupon security.

The following is a summary of the level of inputs used as of March 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Corporate Obligations	–	279,064	–		279,064
Loan Participations	–	51,615	2,693		54,308
Sovereign Debt	–	53,121	–		53,121
Common Stock	51,491	–	910		52,401
Mortgage-Backed Securities	–	43,104	–		43,104
Foreign Common Stock	32,542	–	–		32,542
Asset-Backed Securities	–	23,849	–	^	23,849
Convertible Bonds	–	2,146	–		2,146
Preferred Stock	–	305	–		305
Municipal Bond	–	209	–		209
Warrants	–	154	–		154
Purchased Option	1	–	–		1
Total Investments in Securities	84,034	453,567	3,603		541,204

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Income Fund (Concluded)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(11)	–	–	(11)
Futures Contracts*
Unrealized Appreciation	748	–	–	748
Unrealized Depreciation	(259)	–	–	(259)
Forward Contracts*
Unrealized Appreciation	–	334	–	334
Unrealized Depreciation	–	(294)	–	(294)
OTC Swap
Interest Rate Swap*
Unrealized Depreciation	–	(53)	–	(53)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	462	–	462
Unrealized Depreciation	–	(38)	–	(38)
Interest Rate Swaps*
Unrealized Appreciation	–	546	–	546
Unrealized Depreciation	–	(947)	–	(947)
Total Other Financial Instruments	478	10	–	488

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ This category includes securities with a value less than $500.

SEI Institutional Managed Trust

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Inflation Managed Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 61.1%
U.S. Treasury Bills ^
5.408%, 07/11/2024 (A)	$300	$296
5.316%, 05/21/2024	3,000	2,978
5.306%, 05/16/2024 (A)	6,000	5,961
5.297%, 05/28/2024 (A)	6,000	5,950
5.288%, 05/09/2024	8,000	7,955
5.284%, 06/13/2024 (A)	7,000	6,926
5.280%, 06/27/2024 (A)	6,000	5,924
5.268%, 04/30/2024	8,000	7,966
5.268%, 06/06/2024 (A)	6,000	5,943
5.251%, 09/05/2024 (A)	1,500	1,466
5.248%, 05/02/2024 (A)	6,000	5,973
U.S. Treasury Inflation Protected Securities
0.750%, 07/15/2028	72,622	69,376
0.375%, 07/15/2027	157,092	149,473
0.125%, 07/15/2026	56,720	54,360
U.S. Treasury Note
5.546%, USBMMY3M + 0.245%, 01/31/2026 ^(B)	7,700	7,708
U.S. Treasury Notes ^
5.501%, USBMMY3M + 0.200%, 01/31/2025 (B)	7,200	7,207
5.471%, USBMMY3M + 0.170%, 10/31/2025 (B)	7,400	7,402
5.470%, USBMMY3M + 0.169%, 04/30/2025 (B)	7,100	7,103
5.441%, USBMMY3M + 0.140%, 10/31/2024 (B)	6,200	6,203
5.426%, USBMMY3M + 0.125%, 07/31/2025 (B)	4,200	4,198
5.338%, USBMMY3M + 0.037%, 07/31/2024 (B)	7,100	7,099

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
5.226%, USBMMY3M + -0.075%, 04/30/2024 (B)	$700	$700
5.000%, 08/31/2025	900	902
4.750%, 07/31/2025	1,000	998
4.625%, 02/28/2025	400	398
4.375%, 08/15/2026	700	697
4.000%, 02/15/2026	600	593

Total U.S. Treasury Obligations
(Cost $383,940) ($ Thousands)		381,755

	Shares
COMMON STOCK — 29.6%

Communication Services — 2.3%
Alphabet Inc, Cl A *	11,878	1,793
Alphabet Inc, Cl C *	10,032	1,528
Anterix Inc *	400	13
AT&T Inc (C)	93,465	1,645
Cogent Communications Holdings Inc	527	34
Electronic Arts Inc	1,455	193
Frontier Communications Parent Inc *	3,266	80
GCI Liberty Inc *	1,700	—
Globalstar Inc *	17,800	26
Gogo Inc *	1,300	11
Iridium Communications Inc	2,120	56
Liberty Media Corp-Liberty Formula One, Cl C *	980	64
Live Nation Entertainment Inc *	979	104
Lumen Technologies Inc *	18,871	29
Madison Square Garden Sports Corp *	56	10
Match Group Inc *	615	22
Meta Platforms Inc, Cl A	4,426	2,149
Netflix Inc *	2,321	1,410
Pinterest Inc, Cl A *	1,527	53
ROBLOX Corp, Cl A *	2,881	110
Roku Inc, Cl A *	864	56
Shenandoah Telecommunications Co	1,000	17
Spotify Technology SA *	718	190
Take-Two Interactive Software Inc, Cl A *	886	132
Telephone and Data Systems Inc	1,500	24
TKO Group Holdings Inc, Cl A	400	35
T-Mobile US Inc	6,833	1,115
Verizon Communications Inc	54,941	2,305
Walt Disney Co/The	9,832	1,203
Warner Bros Discovery Inc *(C)	12,677	111

		14,518
Consumer Staples — 7.3%
Albertsons Cos Inc, Cl A	5,966	128
Altria Group Inc (C)	28,857	1,259
Andersons Inc/The	700	40
Archer-Daniels-Midland Co	8,549	537

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BellRing Brands Inc *	2,211	$131
BJ's Wholesale Club Holdings Inc *	2,197	166
Boston Beer Co Inc/The, Cl A *	129	39
Brown-Forman Corp, Cl A	805	43
Brown-Forman Corp, Cl B	3,240	167
Bunge Global SA	2,363	242
Cal-Maine Foods Inc	823	48
Campbell Soup Co	3,341	149
Casey's General Stores Inc	657	209
Celsius Holdings Inc *	2,499	207
Central Garden & Pet Co, Cl A *	1,000	37
Church & Dwight Co Inc	3,944	411
Clorox Co/The	1,983	304
Coca-Cola Co/The (C)	62,927	3,850
Coca-Cola Consolidated Inc	88	75
Colgate-Palmolive Co	13,258	1,194
Conagra Brands Inc	7,438	220
Constellation Brands Inc, Cl A	2,601	707
Costco Wholesale Corp (C)	7,158	5,244
Coty Inc, Cl A *	5,808	69
Darling Ingredients Inc *	2,787	130
Dole PLC	237	3
Dollar General Corp	3,521	550
Dollar Tree Inc *	3,490	465
Edgewell Personal Care Co	821	32
elf Beauty Inc *	863	169
Energizer Holdings Inc	1,506	44
Estee Lauder Cos Inc/The, Cl A	3,849	593
Flowers Foods Inc	3,384	80
Freshpet Inc *	749	87
General Mills Inc	9,390	657
Grocery Outlet Holding Corp *	1,388	40
Hain Celestial Group Inc/The *	1,423	11
Herbalife Ltd *	1,741	18
Hershey Co/The	2,420	471
Hormel Foods Corp	4,853	169
Ingles Markets Inc, Cl A	244	19
Ingredion Inc	1,179	138
Inter Parfums Inc	162	23
J & J Snack Foods Corp	289	42
J M Smucker Co/The	1,718	216
John B Sanfilippo & Son Inc	300	32
Kellanova	4,217	242
Kenvue Inc	28,020	601
Keurig Dr Pepper Inc	15,393	472
Kimberly-Clark Corp	5,391	697
Kraft Heinz Co/The	13,401	495
Kroger Co/The	10,537	602
Lamb Weston Holdings Inc	2,275	242
Lancaster Colony Corp	382	79
McCormick & Co Inc/MD	4,334	333
MGP Ingredients Inc	172	15

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Molson Coors Beverage Co, Cl B	2,722	$183
Mondelez International Inc, Cl A	21,971	1,538
Monster Beverage Corp *	12,354	732
National Beverage Corp, Cl A *	700	33
Nu Skin Enterprises Inc, Cl A	1,000	14
PepsiCo Inc (C)	22,258	3,895
Performance Food Group Co *	2,619	195
Philip Morris International Inc (C)	25,074	2,297
Pilgrim's Pride Corp *	745	26
Post Holdings Inc *	825	88
PriceSmart Inc	400	34
Primo Water Corp	3,097	56
Procter & Gamble Co/The (C)	38,039	6,172
Reynolds Consumer Products Inc	1,125	32
Seaboard Corp	1	3
Simply Good Foods Co/The *	1,631	56
Spectrum Brands Holdings Inc	664	59
Sprouts Farmers Market Inc *	1,638	106
Sysco Corp, Cl A	8,196	665
Target Corp, Cl A	7,431	1,317
TreeHouse Foods Inc *	904	35
Tyson Foods Inc, Cl A (C)	4,517	265
United Natural Foods Inc *	1,213	14
Universal Corp/VA	297	15
US Foods Holding Corp *	3,693	199
Utz Brands Inc	1,888	35
Vector Group Ltd	1,726	19
Walgreens Boots Alliance Inc	11,757	255
Walmart Inc (C)	69,187	4,163
WD-40 Co	257	65
Weis Markets Inc	430	28

		45,837
Energy — 7.8%
Antero Midstream Corp	8,884	125
Antero Resources Corp *	6,837	198
APA Corp	7,028	242
Archrock Inc	3,190	63
Baker Hughes Co, Cl A	23,424	785
Berry Corp	3,100	25
Bristow Group Inc *	800	22
Cactus Inc, Cl A	1,604	80
California Resources Corp	1,438	79
Callon Petroleum *	1,389	50
Centrus Energy Corp, Cl A *	300	12
ChampionX Corp	4,690	168
Cheniere Energy Inc	5,582	900
Chesapeake Energy Corp	2,806	249
Chevron Corp (C)	40,412	6,375
Chord Energy Corp	957	171
Civitas Resources Inc	1,861	141
Clean Energy Fuels Corp *	5,002	13
CNX Resources Corp *	3,778	90

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Comstock Resources Inc	2,287	$21
ConocoPhillips (C)	28,138	3,581
CONSOL Energy Inc	615	52
Core Laboratories	900	15
Coterra Energy Inc	18,190	507
Crescent Energy, Cl A	1,600	19
CVR Energy Inc	1,100	39
Delek US Holdings Inc	1,529	47
Devon Energy Corp	15,045	755
DHT Holdings Inc	3,600	41
Diamond Offshore Drilling *	3,478	47
Diamondback Energy Inc, Cl A	4,187	830
DMC Global Inc *	1,000	20
Dorian LPG Ltd	1,100	42
Dril-Quip Inc *	1,031	23
DT Midstream Inc	2,235	137
Encore Energy *	6,032	26
Energy Fuels Inc/Canada *	4,600	29
EOG Resources Inc	13,801	1,764
EQT Corp	8,601	319
Equitrans Midstream Corp	9,599	120
Expro Group Holdings NV *	2,400	48
Exxon Mobil Corp (C)	95,074	11,051
Forum Energy Technologies *	900	18
Gevo *	16,000	12
Green Plains Inc *	1,400	32
Gulfport Energy Corp *	323	52
Halliburton Co	21,231	837
Helix Energy Solutions Group Inc *	3,440	37
Helmerich & Payne Inc	2,114	89
Hess Corp	6,523	996
HF Sinclair Corp	3,207	194
International Seaways Inc	672	36
Kinder Morgan Inc	44,475	816
Kinetik Holdings, Cl A	500	20
Liberty Energy Inc, Cl A	4,418	92
Magnolia Oil & Gas Corp, Cl A	4,609	120
Marathon Oil Corp	14,149	401
Marathon Petroleum Corp (C)	8,910	1,795
Matador Resources Co	2,689	180
Murphy Oil Corp	3,386	155
Nabors Industries Ltd *	129	11
New Fortress Energy Inc, Cl A	1,810	55
Newpark Resources Inc, Cl A *	3,000	22
Noble Corp PLC	2,729	132
Nordic American Tankers Ltd	7,200	28
Northern Oil & Gas Inc	2,414	96
NOV Inc	9,001	176
Occidental Petroleum Corp	16,133	1,048
Oceaneering International Inc, Cl A *	2,744	64
ONEOK Inc	13,656	1,095
Ovintiv Inc	6,043	314

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Par Pacific Holdings Inc *	1,614	$60
Patterson-UTI Energy Inc	7,317	87
PBF Energy Inc, Cl A	2,453	141
Peabody Energy Corp	2,841	69
Permian Resources Corp, Cl A	8,500	150
Phillips 66	10,452	1,707
Pioneer Natural Resources Co	5,465	1,435
ProPetro Holding Corp *	3,200	26
Range Resources Corp	5,231	180
REX American Resources Corp *	800	47
RPC Inc	984	8
SandRidge Energy Inc	1,300	19
Schlumberger NV, Cl A	33,283	1,824
SEACOR Marine Holdings *	1,600	22
Select Water Solutions Inc, Cl A	3,000	28
SilverBow Resources Inc *	700	24
Sitio Royalties Corp, Cl A	2,300	57
SM Energy Co	2,706	135
Solaris Oilfield Infrastructure Inc, Cl A	2,300	20
Southwestern Energy Co *	26,578	201
Talos Energy Inc *	2,600	36
Targa Resources Corp	5,272	590
Tellurian *	24,500	16
TETRA Technologies Inc *	5,900	26
Texas Pacific Land Corp	441	255
Tidewater Inc *	1,279	118
Uranium Energy *	9,782	66
US Silica Holdings Inc *	2,100	26
VAALCO Energy Inc	4,100	29
Valaris *	1,469	111
Valero Energy Corp (C)	7,970	1,360
Vital Energy *	438	23
Vitesse Energy Inc	1,000	24
Weatherford International PLC *	1,739	201
Williams Cos Inc/The	28,589	1,114
World Kinect Corp	961	25

		48,504
Financials — 0.0%
Eversource Energy	2,899	173

Health Care — 5.8%
10X Genomics Inc, Cl A *	859	32
Abbott Laboratories	9,941	1,130
AbbVie Inc	10,379	1,890
Acadia Healthcare Co Inc, Cl A *	630	50
ACADIA Pharmaceuticals Inc *	1,368	25
Agilent Technologies Inc	1,695	247
Align Technology Inc *	493	162
Alkermes PLC *	1,721	47
Alnylam Pharmaceuticals Inc *	778	116
Amedisys Inc *	244	22
Amgen Inc, Cl A	3,172	902

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Amicus Therapeutics Inc *	2,000	$24
AMN Healthcare Services Inc *	330	21
Amphastar Pharmaceuticals Inc *	300	13
Apellis Pharmaceuticals Inc *	667	39
Arrowhead Pharmaceuticals Inc *	530	15
Avantor Inc *	4,359	111
Axonics Inc *	316	22
Axsome Therapeutics Inc *	300	24
Azenta Inc *	500	30
Baxter International Inc	3,285	140
Baxter International, Inc. (C)	–	—
Becton Dickinson & Co	1,648	408
BioCryst Pharmaceuticals Inc *	3,287	17
Biogen Inc *	914	197
Biohaven Ltd *	1,026	56
BioMarin Pharmaceutical Inc *	1,275	111
Bio-Rad Laboratories Inc, Cl A *	142	49
Bio-Techne Corp	1,147	81
Blueprint Medicines Corp *	389	37
Boston Scientific Corp *	8,399	575
Bridgebio Pharma Inc *	700	22
Bristol-Myers Squibb Co	11,692	634
Bruker Corp	802	75
Cardinal Health Inc	1,603	179
Catalent Inc *	956	54
Cencora Inc, Cl A	1,015	247
Centene Corp *	3,268	256
Certara Inc *	1,200	21
Charles River Laboratories International Inc *	384	104
Chemed Corp	80	51
Cigna Group/The	1,677	609
CONMED Corp	159	13
Cooper Cos Inc/The	1,132	115
Corcept Therapeutics Inc *	800	20
Crinetics Pharmaceuticals Inc *	500	23
CVS Health Corp	7,323	584
Cytokinetics Inc *	767	54
Danaher Corp, Cl A	3,811	952
DaVita Inc *	285	39
Denali Therapeutics Inc *	876	18
DENTSPLY SIRONA Inc	1,315	44
Dexcom Inc *	2,192	304
Dynavax Technologies Corp *	1,400	17
Edwards Lifesciences Corp, Cl A *	4,633	443
Elanco Animal Health Inc *	3,057	50
Elevance Health Inc	1,361	706
Eli Lilly & Co	4,886	3,801
Encompass Health Corp	577	48
Enovis Corp *	600	37
Ensign Group Inc/The	243	30
Envista Holdings Corp *	1,312	28

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Evolent Health Inc, Cl A *	900	$30
Exact Sciences Corp *	1,267	87
Exelixis Inc *	2,719	65
Fortrea Holdings Inc *	500	20
GE HealthCare Technologies Inc	2,459	224
Gilead Sciences Inc (C)	7,798	571
Glaukos Corp *	300	28
Globus Medical Inc, Cl A *	616	33
Guardant Health Inc *	1,000	21
Haemonetics Corp *	463	40
Halozyme Therapeutics Inc *	837	34
HCA Healthcare Inc	1,108	370
HealthEquity Inc *	544	44
Henry Schein Inc *	773	58
Hologic Inc *	1,534	120
Humana Inc	750	260
ICON PLC ADR *	442	148
IDEXX Laboratories Inc *	469	253
Illumina Inc *	1,044	143
Inari Medical *	438	21
Incyte Corp *	1,138	65
Insmed Inc *	978	27
Inspire Medical Systems Inc *	203	44
Insulet Corp *	462	79
Integer Holdings Corp *	400	47
Integra LifeSciences Holdings Corp *	462	16
Intellia Therapeutics *	968	27
Intra-Cellular Therapies Inc, Cl A *	567	39
Intuitive Surgical Inc *	2,030	810
Ionis Pharmaceuticals Inc *	841	36
Iovance Biotherapeutics Inc *	2,168	32
IQVIA Holdings Inc *	1,161	294
iRhythm Technologies Inc *	262	30
Jazz Pharmaceuticals PLC *	367	44
Johnson & Johnson	13,841	2,189
Krystal Biotech Inc *	200	36
Laboratory Corp of America Holdings	512	112
Lantheus Holdings Inc *	298	19
LivaNova PLC *	414	23
Madrigal Pharmaceuticals Inc *	171	46
Masimo Corp *	338	50
McKesson Corp	779	418
Medpace Holdings Inc *	166	67
Medtronic PLC	7,628	665
Merck & Co Inc	14,650	1,933
Merit Medical Systems Inc *	444	34
Mettler-Toledo International Inc *	133	177
Mirati Therapeutics *	600	—
Moderna Inc *	2,176	232
Molina Healthcare Inc *	319	131
Natera Inc *	841	77
Neogen Corp, Cl B *	1,762	28

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Neurocrine Biosciences Inc *	478	$66
Omnicell Inc *	500	15
Option Care Health Inc *	1,055	35
Organon & Co	1,600	30
Pacific Biosciences of California Inc *	2,300	9
Pacira BioSciences Inc *	527	15
Patterson Cos Inc	900	25
Penumbra Inc *	187	42
Perrigo Co PLC	900	29
Pfizer Inc	32,568	904
Premier Inc, Cl A	1,400	31
Prestige Consumer Healthcare Inc, Cl A *	315	23
Privia Health Group Inc *	1,100	22
Progyny Inc *	716	27
QIAGEN NV	953	41
Quest Diagnostics Inc	764	102
QuidelOrtho Corp *	400	19
R1 RCM Inc *	1,448	19
Regeneron Pharmaceuticals Inc *	647	623
Repligen Corp *	337	62
ResMed Inc	829	164
REVOLUTION Medicines *	855	28
Revvity Inc	915	96
Roivant Sciences Ltd *	2,000	21
Royalty Pharma PLC, Cl A	2,476	75
Sarepta Therapeutics Inc *	597	77
Select Medical Holdings Corp	800	24
Shockwave Medical Inc *	270	88
Sotera Health Co *	1,200	14
SpringWorks Therapeutics Inc *	832	41
STERIS PLC	615	138
Stryker Corp	2,058	736
Teladoc Health Inc *	1,010	15
Teleflex Inc	322	73
Tenet Healthcare Corp *	787	83
Thermo Fisher Scientific Inc	2,231	1,297
Twist Bioscience Corp *	878	30
Ultragenyx Pharmaceutical Inc *	500	23
United Therapeutics Corp *	295	68
UnitedHealth Group Inc (C)	5,339	2,641
Universal Health Services Inc, Cl B	288	53
Vaxcyte Inc *	790	54
Veeva Systems Inc, Cl A *	825	191
Vertex Pharmaceuticals Inc *	1,611	673
Viatris Inc, Cl W	7,201	86
Viking Therapeutics Inc *	707	58
Waters Corp *	328	113
West Pharmaceutical Services Inc	487	193
Xencor Inc *	1,152	25
Zimmer Biomet Holdings Inc	1,205	159
Zoetis Inc, Cl A	2,689	455

		36,499

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HEALTH CARE — 0.0%
Amgen, Inc. *(C)	–	$—

Information Technology — 2.0%
Accenture PLC, Cl A	1,291	447
Adobe Inc *	951	480
Akamai Technologies Inc *	400	44
Amdocs Ltd	208	19
ANSYS Inc *	203	70
AppLovin Corp, Cl A *	700	48
Aspen Technology Inc *	44	9
Atlassian Corp, Cl A *	308	60
Autodesk Inc, Cl A *	429	112
Bentley Systems Inc, Cl B	500	26
BILL Holdings Inc *	249	17
Cadence Design Systems Inc *	615	191
Cloudflare Inc, Cl A *	632	61
Cognizant Technology Solutions Corp, Cl A	1,270	93
Confluent Inc, Cl A *	600	18
Crowdstrike Holdings Inc, Cl A *	501	161
Datadog Inc, Cl A *	559	69
DocuSign Inc, Cl A *	653	39
DXC Technology Co *	800	17
Dynatrace Inc *	616	29
Elastic NV *	300	30
EPAM Systems Inc *	131	36
Fair Isaac Corp *	58	72
Five9 Inc *	300	19
Fortinet Inc *	1,589	109
Gartner Inc *	159	76
Gen Digital Inc	1,074	24
Globant SA *	100	20
GoDaddy Inc, Cl A *	419	50
Guidewire Software Inc, Cl Z *	353	41
HubSpot Inc *	125	78
International Business Machines Corp	1,856	354
Intuit Inc	559	363
Manhattan Associates Inc *	82	21
Microsoft Corp (C)	15,207	6,398
MongoDB Inc, Cl A *	182	65
Nutanix Inc, Cl A *	803	50
Okta Inc, Cl A *	416	44
Oracle Corp, Cl B	3,291	413
Palantir Technologies Inc, Cl A *	3,998	92
Palo Alto Networks Inc *	669	190
PTC Inc *	238	45
Roper Technologies Inc	249	140
Salesforce Inc	1,969	593
ServiceNow Inc *	421	321
Snowflake Inc, Cl A *	707	114
Synopsys Inc *	344	197
Twilio Inc, Cl A *	500	31

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tyler Technologies Inc *	124	$53
UiPath Inc, Cl A *	1,200	27
Unity Software Inc *	650	17
VeriSign Inc *	214	41
Workday Inc, Cl A *	464	127
Zoom Video Communications Inc, Cl A *	808	53
Zscaler Inc *	260	50

		12,364
Real Estate — 2.9%
Acadia Realty Trust ‡	1,911	33
Agree Realty Corp ‡	1,225	70
Alexander & Baldwin Inc ‡	1,640	27
Alexandria Real Estate Equities Inc ‡	2,268	292
American Assets Trust Inc ‡	984	22
American Homes 4 Rent, Cl A ‡	4,345	160
American Tower Corp, Cl A ‡	6,113	1,208
Americold Realty Trust Inc ‡	3,961	99
Apartment Income Corp ‡	2,041	66
Apartment Investment and Management Co, Cl A *‡	3,000	25
Apple Hospitality REIT Inc ‡	3,676	60
Armada Hoffler Properties Inc ‡	2,400	25
AvalonBay Communities Inc ‡	1,796	333
Boston Properties Inc ‡	2,007	131
Brixmor Property Group Inc ‡	3,925	92
Broadstone Net Lease Inc, Cl A ‡	2,601	41
Camden Property Trust ‡	1,370	135
CareTrust REIT Inc ‡	1,850	45
CBRE Group Inc, Cl A *	4,096	398
Centerspace ‡	271	15
Community Healthcare Trust Inc ‡	600	16
COPT Defense Properties ‡	1,245	30
CoStar Group Inc *	5,390	521
Cousins Properties Inc ‡	2,006	48
Crown Castle Inc ‡	5,664	599
CubeSmart ‡	2,817	127
Cushman & Wakefield PLC *	2,803	29
DiamondRock Hospitality Co ‡	2,869	28
Digital Realty Trust Inc, Cl A ‡	3,983	574
DigitalBridge Group	2,616	50
Douglas Emmett Inc ‡	2,051	28
Easterly Government Properties Inc, Cl A ‡	1,801	21
EastGroup Properties Inc ‡	590	106
Elme Communities ‡	1,907	27
Empire State Realty Trust Inc, Cl A ‡	3,635	37
EPR Properties, Cl A ‡	936	40
Equinix Inc ‡	1,225	1,011
Equity Commonwealth *‡	1,656	31
Equity LifeStyle Properties Inc ‡	2,214	143
Equity Residential ‡	4,788	302
Essential Properties Realty Trust Inc ‡	2,157	58
Essex Property Trust Inc ‡	831	203

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
eXp World Holdings Inc	1,000	$10
Extra Space Storage Inc ‡	2,757	405
Federal Realty Investment Trust ‡	1,098	112
First Industrial Realty Trust Inc ‡	1,758	92
Four Corners Property Trust Inc ‡	1,654	40
Gaming and Leisure Properties Inc ‡	3,070	141
Getty Realty Corp ‡	963	26
Global Net Lease Inc ‡	2,522	20
Healthcare Realty Trust Inc, Cl A ‡	5,038	71
Healthpeak Properties Inc ‡	7,179	135
Highwoods Properties Inc ‡	1,522	40
Host Hotels & Resorts Inc ‡	9,370	194
Howard Hughes Holdings Inc *	800	58
Hudson Pacific Properties Inc ‡	3,395	22
Independence Realty Trust Inc ‡	3,070	50
Innovative Industrial Properties Inc, Cl A ‡	353	37
InvenTrust Properties Corp ‡	1,081	28
Invitation Homes Inc ‡	7,849	279
Iron Mountain Inc ‡	3,613	290
JBG SMITH Properties ‡	1,501	24
Jones Lang LaSalle Inc *	642	125
Kennedy-Wilson Holdings Inc	2,200	19
Kilroy Realty Corp ‡	1,574	57
Kimco Realty Corp ‡	8,189	161
Kite Realty Group Trust ‡	3,200	69
Lamar Advertising Co, Cl A ‡	1,076	128
LTC Properties Inc ‡	365	12
LXP Industrial Trust, Cl B ‡	4,162	38
Macerich Co/The ‡	2,863	49
Medical Properties Trust Inc ‡	8,448	40
Mid-America Apartment Communities Inc ‡	1,522	200
National Health Investors Inc ‡	646	41
National Storage Affiliates Trust ‡	1,425	56
NETSTREIT Corp ‡	1,678	31
NNN REIT Inc ‡	2,627	112
Omega Healthcare Investors Inc ‡	3,125	99
Opendoor Technologies Inc *	6,500	20
Outfront Media Inc ‡	1,938	33
Park Hotels & Resorts Inc ‡	3,265	57
Pebblebrook Hotel Trust ‡	2,088	32
Phillips Edison & Co Inc ‡	1,658	59
Piedmont Office Realty Trust Inc, Cl A ‡	2,800	20
PotlatchDeltic Corp ‡	1,143	54
Prologis Inc ‡	12,133	1,580
Public Storage ‡	2,031	589
Rayonier Inc ‡	2,143	71
Realty Income Corp ‡	10,915	591
Regency Centers Corp ‡	2,358	143
Retail Opportunity Investments Corp ‡	1,322	17
Rexford Industrial Realty Inc ‡	2,771	139
RLJ Lodging Trust ‡	3,289	39
Ryman Hospitality Properties Inc ‡	752	87

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sabra Health Care REIT Inc ‡	3,996	$59
SBA Communications Corp, Cl A ‡	1,355	294
Service Properties Trust ‡	3,812	26
Simon Property Group Inc ‡	4,258	666
SITE Centers Corp ‡	2,268	33
SL Green Realty Corp ‡	1,253	69
St Joe Co/The	700	41
STAG Industrial Inc ‡	2,631	101
Sun Communities Inc ‡	1,596	205
Sunstone Hotel Investors Inc ‡	4,086	46
Tanger Inc ‡	1,256	37
Terreno Realty Corp ‡	1,221	81
UDR Inc ‡	4,299	161
Uniti Group Inc ‡	3,500	21
Urban Edge Properties ‡	2,241	39
Ventas Inc ‡	5,267	229
Veris Residential Inc ‡	1,108	17
VICI Properties Inc, Cl A ‡	12,692	378
Vornado Realty Trust ‡	2,531	73
Welltower Inc ‡	7,046	658
Weyerhaeuser Co ‡	9,379	337
WP Carey Inc ‡	2,749	155
Xenia Hotels & Resorts Inc ‡	1,562	23
Zillow Group Inc, Cl A *	876	42
Zillow Group Inc, Cl C *	2,300	112

		18,051
Utilities — 1.5%
AES Corp/The	5,777	104
ALLETE Inc	698	42
Alliant Energy Corp	2,022	102
Ameren Corp	2,106	156
American Electric Power Co Inc	4,505	388
American States Water Co	438	32
American Water Works Co Inc	1,780	218
Atmos Energy Corp	1,146	136
Avangrid Inc	876	32
Avista Corp	876	31
Black Hills Corp, Cl A	829	45
Brookfield Renewable Corp, Cl A	955	23
California Water Service Group, Cl A	890	41
CenterPoint Energy Inc	5,037	143
Chesapeake Utilities Corp	200	21
Clearway Energy Inc, Cl C	983	23
CMS Energy Corp	2,683	162
Consolidated Edison Inc	3,087	280
Constellation Energy Corp	2,822	522
Dominion Energy Inc	6,972	343
DTE Energy Co	1,653	185
Duke Energy Corp	6,587	637
Edison International	3,331	236
Entergy Corp	1,878	198
Essential Utilities Inc	2,536	94

Description	Shares		Market Value ($ Thousands)
COMMON STOCK (continued)
Evergy Inc		1,869	$100
Exelon Corp		8,515	320
FirstEnergy Corp		4,996	193
Hawaiian Electric Industries Inc		1,410	16
IDACORP Inc, Cl A		442	41
MGE Energy Inc		425	33
National Fuel Gas Co		862	46
New Jersey Resources Corp		1,036	44
NextEra Energy Inc		17,473	1,117
NiSource Inc		3,607	100
Northwestern Energy Group		806	41
NRG Energy Inc		2,067	140
OGE Energy Corp		1,993	68
ONE Gas Inc		343	22
Ormat Technologies Inc		400	26
Otter Tail Corp		200	17
PG&E Corp		17,167	288
Pinnacle West Capital Corp		948	71
PNM Resources Inc		791	30
Portland General Electric Co		857	36
PPL Corp		6,130	169
Public Service Enterprise Group Inc		4,071	272
Sempra		5,575	400
SJW Group		210	12
Southern Co/The		9,393	674
Southwest Gas Holdings Inc		738	56
UGI Corp		1,840	45
Vistra Corp		3,010	210
WEC Energy Group Inc		2,910	239
Xcel Energy Inc		4,862	261
York Water Co/The		600	22

			9,303
Total Common Stock
(Cost $91,193) ($ Thousands)			185,249
	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 7.8%
Communication Services — 0.3%
Altice France
3.375%, 01/15/2028	EUR	117	91
AT&T
5.400%, 02/15/2034		$147	149
4.500%, 05/15/2035		106	99
2.550%, 12/01/2033		102	82
2.250%, 02/01/2032		8	6
Charter Communications Operating
6.150%, 11/10/2026		153	154
DISH DBS
5.250%, 12/01/2026 (D)		1,007	793

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
T-Mobile USA
5.150%, 04/15/2034	$253	$252

		1,626

Consumer Discretionary — 1.2%
Booking Holdings
4.625%, 04/13/2030	1,080	1,067
Caesars Entertainment
7.000%, 02/15/2030 (D)	220	226
Cox Communications
5.700%, 06/15/2033 (D)	127	128
ERAC USA Finance
4.900%, 05/01/2033 (D)	99	97
4.600%, 05/01/2028 (D)	278	274
Ford Motor
6.100%, 08/19/2032	138	140
3.250%, 02/12/2032	296	246
Ford Motor Credit
7.350%, 11/04/2027	204	214
General Motors Financial
5.750%, 02/08/2031	478	483
Globo Comunicacao e Participacoes
4.875%, 01/22/2030 (D)	413	361
Harley-Davidson Financial Services
3.050%, 02/14/2027 (D)	700	654
Hilton Domestic Operating
5.875%, 04/01/2029 (D)	378	379
Hyundai Capital America
6.100%, 09/21/2028 (D)	223	230
5.250%, 01/08/2027 (D)	127	127
Las Vegas Sands
3.900%, 08/08/2029	722	657
LKQ
6.250%, 06/15/2033	138	144
Marriott International
5.750%, 05/01/2025	68	68
5.550%, 10/15/2028	140	143
4.900%, 04/15/2029	309	307
MDC Holdings
6.000%, 01/15/2043	389	395
Royal Caribbean Cruises
8.250%, 01/15/2029 (D)	231	244
Tapestry
7.700%, 11/27/2030	76	81
Time Warner Cable
4.500%, 09/15/2042	330	244
Wynn Macau
5.625%, 08/26/2028 (D)	348	330

		7,239

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Staples — 0.7%
Altria Group
3.400%, 05/06/2030	$745	$677
BAT Capital
6.421%, 08/02/2033	122	128
2.259%, 03/25/2028	1,028	915
Cargill
5.125%, 10/11/2032 (D)	239	240
General Mills
4.700%, 01/30/2027	134	133
JBS USA LUX
6.750%, 03/15/2034 (D)	286	300
Philip Morris International
5.625%, 11/17/2029	110	113
5.375%, 02/15/2033	549	553
4.875%, 02/13/2026	582	580
Pilgrim's Pride
6.875%, 05/15/2034	335	357
Tyson Foods
5.700%, 03/15/2034	129	131
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (D)(E)	660	–

		4,127

Corporate Obligation — 0.1%
Credit Agricole MTN
6.251%, SOFRRATE + 2.670%, 01/10/2035 (B)(D)	324	329
Societe Generale
5.519%, H15T1Y + 1.500%, 01/19/2028 (B)(D)	482	479

		808

Energy — 0.5%
Continental Resources
2.268%, 11/15/2026 (D)	1,050	967
Ecopetrol
8.625%, 01/19/2029	512	543
Equities
5.750%, 02/01/2034	200	199
Oleoducto Central
4.000%, 07/14/2027 (D)	221	206
ONEOK
6.050%, 09/01/2033	203	212
ONEOK Partners
6.125%, 02/01/2041	63	65
Ovintiv
6.500%, 02/01/2038	49	51
6.250%, 07/15/2033	107	111
Var Energi
8.000%, 11/15/2032 (D)	403	451

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.500%, 01/15/2028 (D)	$314	$332

		3,137

Financials — 3.2%
ABN AMRO Bank MTN
4.750%, 07/28/2025 (D)	269	265
AIB Group MTN
4.263%, US0003M + 1.874%, 04/10/2025 (B)(D)	438	438
Aircastle
5.950%, 02/15/2029 (D)	65	65
4.125%, 05/01/2024	181	181
Ally Financial
6.992%, SOFRRATE + 3.260%, 06/13/2029 (B)	259	268
American Express
5.098%, SOFRRATE + 1.000%, 02/16/2028 (B)	474	473
Aviation Capital Group
6.375%, 07/15/2030 (D)	206	212
5.500%, 12/15/2024 (D)	352	351
4.875%, 10/01/2025 (D)	182	179
4.125%, 08/01/2025 (D)	6	6
3.500%, 11/01/2027 (D)	165	153
1.950%, 01/30/2026 (D)	480	448
1.950%, 09/20/2026 (D)	153	140
Banco Bilbao Vizcaya Argentaria
5.381%, 03/13/2029	200	202
Banco de Credito del Peru S.A. MTN
3.125%, H15T5Y + 3.000%, 07/01/2030 (B)(D)	755	723
Banco Santander
9.625%, H15T5Y + 5.298%(B)(F)	200	220
6.921%, 08/08/2033	400	419
Bank of America
2.687%, SOFRRATE + 1.320%, 04/22/2032 (B)	259	219
Bank of America MTN
2.972%, SOFRRATE + 1.330%, 02/04/2033 (B)	484	412
Bank of Ireland Group
5.601%, SOFRRATE + 1.620%, 03/20/2030 (B)(D)	212	212
Barclays
5.674%, SOFRRATE + 1.490%, 03/12/2028 (B)	216	217
BNP Paribas
7.375%, USSW5 + 5.150%(B)(F)	200	200
5.497%, SOFRRATE + 1.590%, 05/20/2030 (B)(D)	474	475
BPCE
6.508%, H15T1Y + 2.791%, 01/18/2035 (B)(D)	483	491

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CaixaBank
6.684%, SOFRRATE + 2.080%, 09/13/2027 (B)(D)		$343	$350
6.037%, SOFRRATE + 2.260%, 06/15/2035 (B)(D)		200	202
Capital One Financial
6.377%, SOFRRATE + 2.860%, 06/08/2034 (B)		486	505
Charles Schwab
4.000%, H15T5Y + 3.168%(B)(F)		756	707
Citigroup
7.625%, H15T5Y + 3.211%(B)(F)		33	35
4.000%, H15T5Y + 3.597%(B)(F)		359	344
2.561%, SOFRRATE + 1.167%, 05/01/2032 (B)		584	487
Deutsche Bank NY
7.146%, SOFRRATE + 2.520%, 07/13/2027 (B)		177	182
3.961%, SOFRRATE + 2.581%, 11/26/2025 (B)		315	311
2.129%, SOFRRATE + 1.870%, 11/24/2026 (B)		347	327
Discover Bank
5.974%, USISOA05 + 1.730%, 08/09/2028 (B)		475	472
Goldman Sachs Group
8.437%, TSFR3M + 3.136%(B)(F)		122	122
4.125%, H15T5Y + 2.949%(B)(F)		328	304
2.650%, SOFRRATE + 1.264%, 10/21/2032 (B)		38	32
2.615%, SOFRRATE + 1.281%, 04/22/2032 (B)		542	455
Intesa Sanpaolo
7.200%, 11/28/2033 (D)		327	352
JPMorgan Chase
2.963%, SOFRRATE + 1.260%, 01/25/2033 (B)		769	657
Lloyds Banking Group
7.500%, USISDA05 + 4.496%(B)(F)		735	732
5.462%, H15T1Y + 1.375%, 01/05/2028 (B)		324	324
Lloyds Banking Group PLC
7.953%, H15T1Y + 3.750%, 11/15/2033 (B)		404	455
Morgan Stanley
0.406%, 10/29/2027 (B)	EUR	480	478
Morgan Stanley MTN
2.239%, SOFRRATE + 1.178%, 07/21/2032 (B)		$3	2
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (B)(D)		319	297

SEI Institutional Managed Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NatWest Group
6.475%, H15T5Y + 2.200%, 06/01/2034 (B)		$208	$211
OEC Finance
7.125%, 12/26/2046 (D)		324	21
PNC Financial Services Group
8.643%, TSFR3M + 3.302%(B)(F)		174	175
S&P Global
4.250%, 05/01/2029		166	162
Santander Holdings USA
4.260%, SOFRINDX + 1.380%, 06/09/2025 (B)		196	195
2.490%, SOFRRATE + 1.249%, 01/06/2028 (B)		67	61
Santander UK Group Holdings
6.833%, SOFRRATE + 2.749%, 11/21/2026 (B)		603	613
Standard Chartered
6.000%, H15T5Y + 5.661%(B)(D)(F)		552	544
3.971%, H15T1Y + 1.650%, 03/30/2026 (B)(D)		239	235
Svenska Handelsbanken
4.750%, H15T5Y + 4.048%(B)(F)		800	680
Swiss Re Finance Luxembourg
5.000%, H15T5Y + 3.582%, 04/02/2049 (B)		200	194
Swiss RE Subordinated Finance
5.698%, TSFR3M + 1.813%, 04/05/2035 (B)(D)		200	200
UBS Group
9.250%, H15T5Y + 4.758%(B)(D)(F)		301	340
UniCredit
2.569%, H15T1Y + 2.300%, 09/22/2026 (B)(D)		519	494
Wells Fargo
7.625%, H15T5Y + 3.606%(B)(F)		23	25
3.900%, H15T5Y + 3.453%(B)(F)		327	311
Wells Fargo MTN
3.350%, SOFRRATE + 1.500%, 03/02/2033 (B)		754	654

			20,216

Health Care — 0.1%
Bayer US Finance
6.125%, 11/21/2026 (D)		326	329
Humana
5.375%, 04/15/2031		127	127
Organon & Co
2.875%, 04/30/2028	EUR	200	201

			657

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Industrials — 0.8%
AerCap Ireland Capital DAC
6.500%, 07/15/2025		$190	$192
APCOA Parking Holdings GmbH
4.625%, 01/15/2027	EUR	237	250
Delta Air Lines
4.750%, 10/20/2028 (D)		$475	465
4.500%, 10/20/2025 (D)		238	236
Embraer Netherlands Finance BV
5.400%, 02/01/2027		670	666
ENA Master Trust
4.000%, 05/19/2048 (D)		272	191
Flowserve
2.800%, 01/15/2032		246	202
Honeywell International
4.125%, 11/02/2034	EUR	810	922
Lima Metro Line 2 Finance
5.875%, 07/05/2034		$197	195
4.350%, 04/05/2036 (D)		194	180
Odebrecht Holdco Finance
0.000%, 09/10/2058 (D)(G)		294	–
Regal Rexnord
6.050%, 02/15/2026 (D)		789	793
Ryder System MTN
5.375%, 03/15/2029		313	316
Westinghouse Air Brake Technologies
3.200%, 06/15/2025		141	137

			4,745

Information Technology — 0.4%
Broadcom
4.926%, 05/15/2037 (D)		535	508
3.137%, 11/15/2035 (D)		154	124
Kyndryl Holdings
2.050%, 10/15/2026		631	578
NXP BV
5.550%, 12/01/2028		317	322
Tencent Holdings MTN
3.240%, 06/03/2050 (D)		439	299
TSMC Arizona
3.875%, 04/22/2027		406	394
Western Digital
3.100%, 02/01/2032		35	28
2.850%, 02/01/2029		157	137

			2,390

Materials — 0.1%
Freeport Indonesia MTN
4.763%, 04/14/2027 (D)		243	237
Glencore Funding
6.500%, 10/06/2033 (D)		56	60
5.338%, 04/04/2027 (D)		402	402

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Volcan Cia Minera SAA
4.375%, 02/11/2026 (D)	$81	$50

		749

Real Estate — 0.0%
American Tower
5.200%, 02/15/2029	212	212
3.650%, 03/15/2027	130	124

		336

Utilities — 0.4%
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (D)	299	259
Alexander Funding Trust II
7.467%, 07/31/2028 (D)	104	110
Comision Federal de Electricidad
4.688%, 05/15/2029 (D)	268	252
Duke Energy Carolinas NC Storm Funding
2.617%, 07/01/2041	403	294
Electricite de France
9.125%, H15T5Y + 5.411%(B)(D)(F)	238	262
Engie Energia Chile
3.400%, 01/28/2030	390	338
Niagara Mohawk Power
5.290%, 01/17/2034 (D)	146	144
NRG Energy
7.000%, 03/15/2033 (D)	421	449
Pacific Gas and Electric
5.550%, 05/15/2029	73	74
Terraform Global Operating
6.125%, 03/01/2026 (D)	74	73
Vistra
7.000%, H15T5Y + 5.740%(B)(D)(F)	286	283
Vistra Operations
6.950%, 10/15/2033 (D)	199	212

		2,750

Total Corporate Obligations
(Cost $50,838) ($ Thousands)		48,780

MORTGAGE-BACKED SECURITIES — 4.3%
Agency Mortgage-Backed Obligations — 0.7%
FHLMC CMO, Ser 2017-4693, Cl SL, IO
0.717%, 06/15/2047(B)	954	125
FHLMC CMO, Ser 2020-4981, Cl HS, IO
0.665%, 06/25/2050(B)	1,894	165
FHLMC STACR Debt Notes, Ser 2023-DNA2, Cl M1A
7.420%, SOFR30A + 2.100%, 04/25/2043(B)(D)	344	350

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.820%, SOFR30A + 1.500%, 10/25/2041(B)(D)	$1,079	$1,081
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
7.520%, SOFR30A + 2.200%, 05/25/2042(B)(D)	481	489
FNMA
3.000%, 02/01/2052	2,088	1,817
FNMA CMO, Ser 2014-78, Cl SE, IO
0.665%, 12/25/2044(B)	724	74
FNMA CMO, Ser 2016-77, Cl DS, IO
0.565%, 10/25/2046(B)	720	72
FNMA CMO, Ser 2017-62, Cl AS, IO
0.715%, 08/25/2047(B)	801	89
FNMA CMO, Ser 2017-97, Cl LS, IO
0.765%, 12/25/2047(B)	1,122	140
GNMA CMO, Ser 2017-122, Cl SA, IO
0.757%, 08/20/2047(B)	583	69
GNMA CMO, Ser 2017-134, Cl SE, IO
0.757%, 09/20/2047(B)	492	48

		4,519
Non-Agency Mortgage-Backed Obligations — 3.6%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	42	29
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	230	124
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	92	63
AREIT Trust, Ser 2022-CRE6, Cl A
6.569%, SOFR30A + 1.250%, 01/20/2037(B)(D)	1,262	1,253
BAMLL Commercial Mortgage Securities Trust, Ser 2013-WBRK, Cl D
3.534%, 03/10/2037(B)(D)	365	274
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
6.373%, TSFR1M + 1.047%, 11/15/2033(B)(D)	1,610	1,603
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
7.581%, TSFR1M + 2.254%, 10/15/2037(B)(D)	779	775
Bellemeade Re, Ser 2019-3A, Cl M1C
7.394%, TSFR1M + 2.064%, 07/25/2029(B)(D)	102	102
Bellemeade Re, Ser 2022-2, Cl M1A
9.320%, SOFR30A + 4.000%, 09/27/2032(B)(D)	978	1,002

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BFLD Trust, Ser 2021-FPM, Cl A
7.041%, TSFR1M + 1.714%, 06/15/2038(B)(D)	$1,189	$1,180
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl D
7.271%, TSFR1M + 1.946%, 04/15/2034(B)(D)	162	162
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
7.521%, TSFR1M + 2.196%, 04/15/2034(B)(D)	656	653
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	89	40
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	120	53
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	58	25
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.793%, 07/10/2046(B)(D)	565	521
Connecticut Avenue Securities Trust, Ser 2020-R02, Cl 2M2
7.435%, SOFR30A + 2.114%, 01/25/2040(B)(D)	87	88
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
6.970%, SOFR30A + 1.650%, 12/25/2041(B)(D)	319	321
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
7.220%, SOFR30A + 1.900%, 12/25/2041(B)(D)	1,023	1,030
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M2
8.820%, SOFR30A + 3.500%, 03/25/2042(B)(D)	838	878
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M2
8.420%, SOFR30A + 3.100%, 03/25/2042(B)(D)	211	219
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1M1
7.620%, SOFR30A + 2.300%, 01/25/2043(B)(D)	381	390
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
7.621%, SOFR30A + 2.300%, 05/25/2043(B)(D)	733	748

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
7.221%, SOFR30A + 1.900%, 06/25/2043(B)(D)	$672	$680
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
5.824%, TSFR1M + 0.494%, 12/25/2036(B)	318	101
Eagle RE, Ser 2023-1, Cl M1A
7.320%, SOFR30A + 2.000%, 09/26/2033(B)(D)	511	513
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl M1
7.320%, SOFR30A + 2.000%, 01/25/2051(B)(D)	67	66
FHLMC STACR REMIC Trust, Ser 2020-DNA5, Cl M2
8.120%, SOFR30A + 2.800%, 10/25/2050(B)(D)	171	175
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
6.970%, SOFR30A + 1.650%, 01/25/2034(B)(D)	174	175
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl M2
7.120%, SOFR30A + 1.800%, 11/25/2041(B)(D)	1,042	1,048
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M2
7.670%, SOFR30A + 2.350%, 12/25/2041(B)(D)	668	672
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1A
6.320%, SOFR30A + 1.000%, 01/25/2042(B)(D)	366	366
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
7.170%, SOFR30A + 1.850%, 01/25/2042(B)(D)	542	545
FHLMC STACR REMIC Trust, Ser 2022-DNA5, Cl M1A
8.270%, SOFR30A + 2.950%, 06/25/2042(B)(D)	593	608
FHLMC STACR REMIC Trust, Ser 2022-DNA7, Cl M1A
7.820%, SOFR30A + 2.500%, 03/25/2052(B)(D)	826	843
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1A
7.420%, SOFR30A + 2.100%, 03/25/2043(B)(D)	445	454

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
7.320%, SOFR30A + 2.000%, 05/25/2043(B)(D)	$687	$694
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
11.135%, SOFR30A + 5.814%, 04/25/2028(B)	81	85
FNMA Connecticut Avenue Securities, Ser 2017-C04, Cl 2M2
8.285%, SOFR30A + 2.964%, 11/25/2029(B)	367	378
FNMA Connecticut Avenue Securities, Ser 2021-R02, Cl 2M2
7.320%, SOFR30A + 2.000%, 11/25/2041(B)(D)	469	472
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.152%, 08/10/2044(B)(D)	13	5
GS Mortgage Securities Trust, Ser 2021-1, Cl A-1
2.638%, 08/17/2026	26	24
2.435%, 08/17/2026	769	736
1.433%, 08/17/2026	294	282
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
5.944%, TSFR1M + 0.614%, 03/25/2035(B)	49	39
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.770%, 09/15/2047(B)	13,039	3
JPMorgan Chase Bank, Ser 2019-CL1, Cl M3
7.544%, TSFR1M + 2.214%, 04/25/2047(B)(D)	84	84
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039(B)	125	48
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(D)	173	173
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
6.905%, TSFR1M + 1.579%, 07/15/2036(B)(D)	266	246
PMT Credit Risk Transfer Trust, Ser 2019-2R, Cl A
9.197%, TSFR1M + 3.864%, 05/30/2025(B)(D)	254	254
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
9.136%, SOFR30A + 3.814%, 11/27/2031(B)(D)	28	28

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
PMT Credit Risk Transfer Trust, Ser 2020-1R, Cl A
8.786%, SOFR30A + 3.464%, 02/25/2025(B)(D)	$99	$98
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.390%, 11/15/2049(B)	925	840
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
10.935%, SOFR30A + 5.614%, 11/25/2025(B)(D)	31	32
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
10.685%, SOFR30A + 5.364%, 11/25/2025(B)(D)	134	137

		22,437
Total Mortgage-Backed Securities
(Cost $28,400) ($ Thousands)		26,956

ASSET-BACKED SECURITIES — 4.1%
Automotive — 1.7%

ACM Auto Trust 2024-1, Ser 2024-1A, Cl A
7.710%, 01/21/2031(D)	544	546
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl B
6.090%, 11/12/2027(D)	897	899
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A2A
5.840%, 10/19/2026	457	457
Avis Budget Rental Car Funding AESOP, Ser 2023-3A, Cl A
5.440%, 02/22/2028(D)	554	557
Avis Budget Rental Car Funding AESOP, Ser 2023-5A, Cl B
6.120%, 04/20/2028(D)	424	428
Carvana Auto Receivables Trust, Ser 2021-N3, Cl C
1.020%, 06/12/2028	72	67
Carvana Auto Receivables Trust, Ser 2021-N4, Cl D
2.300%, 09/11/2028	248	240
Carvana Auto Receivables Trust, Ser 2021-P4, Cl D
2.610%, 09/11/2028	441	394
CPS Auto Receivables Trust, Ser 2022-A, Cl C
2.170%, 04/16/2029(D)	611	599
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026(D)	78	76

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
FHF Trust, Ser 2023-1A, Cl A2
6.570%, 06/15/2028(D)	$323	$325
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027(D)	483	482
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/2033(D)	605	560
Hertz Vehicle Financing III, Ser 2022-1A, Cl C
2.630%, 06/25/2026(D)	620	596
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026(D)	55	55
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027(D)	315	315
Lendbuzz Securitization Trust, Ser 2023-1A, Cl A2
6.920%, 08/15/2028(D)	978	985
Lendbuzz Securitization Trust, Ser 2023-2A, Cl A2
7.090%, 10/16/2028(D)	415	419
Prestige Auto Receivables Trust, Ser 2022-1A, Cl A2
5.900%, 07/15/2025(D)	6	7
Research-Driven Pagaya Motor Asset Trust VII, Ser 2022-3A, Cl A
5.380%, 11/25/2030(D)	404	401
Research-Driven Pagaya Motor Trust 2024-1, Ser 2024-1A, Cl A
7.090%, 06/25/2032(D)	305	306
Santander Bank Auto Credit-Linked Notes, Ser 2022-A, Cl B
5.281%, 05/15/2032(D)	294	293
Santander Bank Auto Credit-Linked Notes, Ser 2022-B, Cl B
5.721%, 08/16/2032(D)	242	242
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032(D)	358	359
Tesla Auto Lease Trust 2024-A, Ser 2024-A, Cl A3
5.300%, 06/21/2027(D)	253	252
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A2A
5.870%, 07/15/2026(D)	460	460
		10,320

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Credit Cards — 0.1%

Brex Commercial Charge Card Master Trust, Ser 2024-1, Cl A1
6.050%, 07/15/2027(D)	$473	$473

Other Asset-Backed Securities — 2.3%

AB Issuer, Ser 2021-1, Cl A2
3.734%, 07/30/2051(D)	823	726
ACHV ABS TRUST, Ser 2023-3PL, Cl A
6.600%, 08/19/2030(D)	10	10
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025(D)	13	12
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026(D)	38	37
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027(D)	28	27
AGL CLO 12, Ser 2021-12A, Cl A1
6.739%, TSFR3M + 1.422%, 07/20/2034(B)(D)	970	970
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl A2
5.300%, 06/21/2028(D)	227	226
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl B
2.080%, 02/15/2027(D)	185	181
Balboa Bay Loan Funding, Ser 2021-1A, Cl A
6.779%, TSFR3M + 1.462%, 07/20/2034(B)(D)	589	589
Cajun Global, Ser 2021-1, Cl A2
3.931%, 11/20/2051(D)	179	163
College Ave Student Loans, Ser 2021-C, Cl B
2.720%, 07/26/2055(D)	221	194
Dext ABS, Ser 2023-1, Cl A2
5.990%, 03/15/2032(D)	885	879
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(D)	839	749
Dryden 78 CLO, Ser 2020-78A, Cl C
7.528%, TSFR3M + 2.212%, 04/17/2033(B)(D)	620	615
Dryden 78 CLO, Ser 2020-78A, Cl D
8.578%, TSFR3M + 3.262%, 04/17/2033(B)(D)	320	317
GCI Funding I, Ser 2021-1, Cl A
2.380%, 06/18/2046(D)	247	219
Goldentree Loan Management US CLO 7, Ser 2021-7A, Cl AR
6.649%, TSFR3M + 1.332%, 04/20/2034(B)(D)	651	651

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hardee's Funding, Ser 2018-1A, Cl A23
5.710%, 06/20/2048(D)	$378	$359
Hardee's Funding, Ser 2020-1A, Cl A2
3.981%, 12/20/2050(D)	263	237
HFX, Ser 2017-1A
3.647%, 03/15/2035	830	814
Magnetite XXVI, Ser 2021-26A, Cl A1R
6.706%, TSFR3M + 1.382%, 07/25/2034(B)(D)	1,127	1,127
MVW, Ser 2021-2A, Cl B
1.830%, 05/20/2039(D)	218	201
Neighborly Issuer, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(D)	774	784
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(D)	170	155
Neuberger Berman Loan Advisers CLO 42, Ser 2021-42A, Cl A
6.676%, TSFR3M + 1.362%, 07/16/2035(B)(D)	1,141	1,140
Neuberger Berman Loan Advisers CLO 43, Ser 2021-43A, Cl A
6.708%, TSFR3M + 1.392%, 07/17/2035(B)(D)	690	692
NMEF Funding, Ser 2022-B, Cl A2
6.070%, 06/15/2029(D)	224	224
OCP CLO, Ser 2021-18A, Cl AR
6.669%, TSFR3M + 1.352%, 07/20/2032(B)(D)	849	850
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/2028(D)	636	601
Pagaya AI Debt Trust 2024-3, Ser 2024-3, Cl A
6.258%, 10/15/2031(D)	470	470
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(D)	346	313
Upstart Securitization Trust, Ser 2021-3, Cl B
1.660%, 07/20/2031(D)	143	143
		14,675

Total Asset-Backed Securities
(Cost $26,085) ($ Thousands)		25,468

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.9%
FFCB^
5.490%, SOFRRATE + 0.170%, 01/23/2025(B)	$2,100	$2,102
5.400%, SOFRRATE + 0.080%, 05/24/2024(B)	500	500
5.360%, SOFRRATE + 0.040%, 05/15/2024(B)	300	300
FHLB^
5.480%, SOFRRATE + 0.160%, 07/10/2025(B)	800	801
5.460%, SOFRRATE + 0.140%, 04/21/2025(B)	1,000	1,000
0.620%, 02/26/2026	200	185
FHLMC^
5.150%, 01/27/2026	1,200	1,198
4.200%, 08/28/2025	700	692
0.400%, 05/24/2024	400	397
FNMA^
5.060%, 02/07/2025	700	699
3.875%, 08/28/2024	800	795
0.625%, 04/22/2025	1,300	1,241
0.500%, 06/17/2025	1,500	1,423
0.375%, 06/14/2024	700	693

Total U.S. Government Agency Obligations
(Cost $12,199) ($ Thousands)		12,026

SOVEREIGN DEBT — 0.3%

Colombia Government International Bond
3.125%, 04/15/2031	225	180
Dominican Republic International Bond
4.875%, 09/23/2032(D)	416	372
Magyar Export-Import Bank Zrt
6.125%, 12/04/2027(D)	753	757
Prosus MTN
3.061%, 07/13/2031	210	171

Total Sovereign Debt
(Cost $1,562) ($ Thousands)		1,480

	Shares
FOREIGN COMMON STOCK — 0.1%

Cameroon — 0.0%
Golar LNG Ltd	2,904	70

Canada — 0.0%
Brookfield Infrastructure Corp, Cl A	1,090	39

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Teekay Tankers Ltd, Cl A	700	$41

		80

Ghana — 0.0%
Kosmos Energy Ltd *	9,707	58

Ireland — 0.0%
Ardmore Shipping Corp	1,400	23

Mexico — 0.0%
Borr Drilling Ltd	3,781	26

Monaco — 0.0%
Scorpio Tankers Inc	1,186	85

Norway — 0.0%
FLEX LNG	616	16
Seadrill *	980	49
SFL Corp Ltd	3,000	40

		105

Puerto Rico — 0.0%
Liberty Latin America Ltd, Cl C *	2,200	15

United Kingdom — 0.1%
TechnipFMC PLC	10,329	259

Total Foreign Common Stock
(Cost $480) ($ Thousands)		721
	Number of Rights
RIGHTS — 0.0%
Novartis AG *‡‡	800	–
Abiomed Inc *‡‡	408	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $119) ($ Thousands)		140

Total Investments in Securities — 109.2%
(Cost $594,816) ($ Thousands)		$682,575

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT— (13.1)%
Communication Services — (0.6)%
Cable One Inc	(61)	$(26)
Charter Communications Inc, Cl A *	(1,023)	(297)
Comcast Corp, Cl A	(39,844)	(1,727)
Fox Corp, Cl A	(2,844)	(89)
Fox Corp, Cl B	(1,400)	(40)
Interpublic Group of Cos Inc/The	(3,714)	(121)
Liberty Broadband Corp, Cl C *	(1,148)	(66)
Liberty Media Corp-Liberty SiriusXM *	(1,794)	(53)
Liberty Media Corp-Liberty SiriusXM, Cl A *	(800)	(24)
New York Times Co/The, Cl A	(1,702)	(74)
News Corp, Cl A	(3,895)	(102)
News Corp, Cl B	(1,600)	(43)
Nexstar Media Group Inc, Cl A	(322)	(56)
Omnicom Group Inc	(1,884)	(182)
Paramount Global, Cl B	(5,279)	(62)
Scholastic Corp, Cl B	(500)	(19)
TEGNA Inc	(2,300)	(34)
Trade Desk Inc/The, Cl A *	(4,280)	(374)

		(3,389)

Consumer Discretionary — (8.6)%
Abercrombie & Fitch Co, Cl A *	(400)	(50)
Academy Sports & Outdoors Inc	(520)	(35)
Acushnet Holdings Corp	(537)	(35)
Adient PLC *	(3,892)	(128)
ADT Inc	(4,200)	(28)
Adtalem Global Education Inc *	(600)	(31)
Advance Auto Parts Inc	(596)	(51)
Airbnb Inc, Cl A *	(4,706)	(776)
Amazon.com Inc, Cl A *	(25,152)	(4,537)
American Axle & Manufacturing Holdings Inc *	(5,130)	(38)
American Eagle Outfitters Inc	(1,700)	(44)
Aptiv PLC *	(11,483)	(915)
Aramark	(3,043)	(99)
Asbury Automotive Group Inc *	(191)	(45)
AutoNation Inc *	(226)	(37)
AutoZone Inc *	(130)	(410)
Bath & Body Works Inc	(1,867)	(93)
Beazer Homes USA Inc, Cl A *	(400)	(13)
Best Buy Co Inc	(1,744)	(143)
Birkenstock Holding *	(805)	(38)
Bloomin' Brands Inc	(799)	(23)
Booking Holdings Inc	(416)	(1,509)
Boot Barn Holdings Inc *	(210)	(20)
BorgWarner Inc	(9,788)	(340)
Boyd Gaming Corp	(1,130)	(76)
Bright Horizons Family Solutions Inc *	(719)	(82)
Brinker International Inc *	(600)	(30)
Brunswick Corp/DE	(1,706)	(165)
Burlington Stores Inc *	(523)	(121)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Caesars Entertainment Inc *	(2,450)	$(107)
Capri Holdings Ltd *	(2,826)	(128)
CarMax Inc *	(1,336)	(116)
Carnival Corp *	(11,984)	(196)
Carter's Inc	(911)	(77)
Carvana Co, Cl A *	(700)	(62)
Cavco Industries Inc *	(170)	(68)
Century Communities Inc	(645)	(62)
Cheesecake Factory Inc/The	(762)	(28)
Chegg Inc *	(1,979)	(15)
Chipotle Mexican Grill Inc, Cl A *	(319)	(927)
Choice Hotels International Inc	(486)	(61)
Churchill Downs Inc	(940)	(116)
Columbia Sportswear Co	(826)	(67)
Coursera Inc *	(1,329)	(19)
Crocs Inc *	(1,488)	(214)
Dana Inc	(5,195)	(66)
Darden Restaurants Inc	(1,518)	(254)
Dave & Buster's Entertainment Inc *	(346)	(22)
Deckers Outdoor Corp *	(599)	(564)
Dick's Sporting Goods Inc	(423)	(95)
Domino's Pizza Inc	(451)	(224)
DoorDash Inc, Cl A *	(3,550)	(489)
Dorman Products Inc *	(1,077)	(104)
DR Horton Inc	(7,110)	(1,170)
DraftKings Inc, Cl A *	(4,562)	(207)
Duolingo Inc, Cl A *	(346)	(76)
eBay Inc	(4,567)	(241)
Ethan Allen Interiors Inc	(700)	(24)
Etsy Inc *	(760)	(52)
Everi Holdings Inc *	(1,600)	(16)
Expedia Group Inc *	(1,694)	(233)
Figs Inc, Cl A *	(2,600)	(13)
Five Below Inc *	(472)	(86)
Floor & Decor Holdings Inc, Cl A *	(886)	(115)
Foot Locker Inc, Cl A	(732)	(21)
Ford Motor Co	(166,609)	(2,213)
Fox Factory Holding Corp *	(1,654)	(86)
Frontdoor Inc *	(957)	(31)
GameStop Corp, Cl A *	(2,452)	(31)
Gap Inc/The	(1,700)	(47)
Garmin Ltd	(3,510)	(523)
General Motors Co	(58,699)	(2,662)
Gentex Corp	(10,663)	(385)
Gentherm Inc *	(1,432)	(82)
Genuine Parts Co	(1,078)	(167)
G-III Apparel Group Ltd *	(500)	(15)
Goodyear Tire & Rubber Co/The *	(11,753)	(161)
Graham Holdings Co, Cl B	(55)	(42)
Grand Canyon Education Inc *	(361)	(49)
Green Brick Partners Inc *	(800)	(48)
Group 1 Automotive Inc	(50)	(15)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
H&R Block Inc	(1,877)	$(92)
Hanesbrands Inc *	(9,071)	(53)
Harley-Davidson Inc, Cl A	(5,360)	(234)
Hasbro Inc	(3,105)	(175)
Helen of Troy Ltd *	(632)	(73)
Hilton Grand Vacations Inc *	(754)	(36)
Hilton Worldwide Holdings Inc	(2,939)	(627)
Home Depot Inc/The	(7,394)	(2,836)
Hovnanian Enterprises Inc, Cl A *	(165)	(26)
Hyatt Hotels Corp, Cl A	(617)	(98)
Installed Building Products Inc	(578)	(150)
International Game Technology PLC	(1,133)	(26)
Jack in the Box Inc	(227)	(16)
KB Home	(1,622)	(115)
Kohl's Corp	(989)	(29)
Kontoor Brands Inc	(1,362)	(82)
Las Vegas Sands Corp	(4,154)	(215)
Laureate Education Inc, Cl A	(1,900)	(28)
La-Z-Boy Inc, Cl Z	(1,311)	(49)
LCI Industries	(1,119)	(138)
Lear Corp	(2,448)	(355)
Leggett & Platt Inc	(2,775)	(53)
Lennar Corp, Cl A	(5,602)	(963)
Lennar Corp, Cl B	(397)	(61)
LGI Homes Inc *	(533)	(62)
Light & Wonder Inc, Cl A *	(995)	(102)
Lithia Motors Inc, Cl A	(212)	(64)
LKQ Corp	(2,144)	(115)
Lowe's Cos Inc	(4,281)	(1,090)
Lucid Group Inc *	(28,470)	(81)
Lululemon Athletica Inc *	(2,542)	(993)
Luminar Technologies, Cl A *	(13,917)	(27)
M/I Homes Inc *	(615)	(84)
Macy's Inc	(1,709)	(34)
Malibu Boats Inc, Cl A *	(590)	(26)
Marriott International Inc/MD, Cl A	(2,846)	(718)
Marriott Vacations Worldwide Corp	(528)	(57)
Mattel Inc *	(8,038)	(159)
McDonald's Corp	(8,589)	(2,422)
MDC Holdings Inc	(1,561)	(98)
Meritage Homes Corp	(847)	(149)
MGM Resorts International *	(3,368)	(159)
Modine Manufacturing Co *	(2,199)	(209)
Mohawk Industries Inc *	(1,268)	(166)
Murphy USA Inc	(146)	(61)
National Vision Holdings Inc *	(1,000)	(22)
Newell Brands Inc, Cl B	(10,017)	(80)
NIKE Inc, Cl B	(27,186)	(2,555)
Norwegian Cruise Line Holdings Ltd *	(5,299)	(111)
NVR Inc *	(68)	(551)
Ollie's Bargain Outlet Holdings Inc *	(333)	(26)
O'Reilly Automotive Inc *	(440)	(497)

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Oxford Industries Inc, Cl A	(326)	$(37)
Papa John's International Inc, Cl A	(358)	(24)
Patrick Industries Inc	(716)	(86)
Peloton Interactive Inc, Cl A *	(7,260)	(31)
Penn Entertainment Inc *	(1,527)	(28)
Penske Automotive Group Inc, Cl A	(200)	(32)
Perdoceo Education Corp	(1,300)	(23)
Phinia Inc	(1,833)	(70)
Planet Fitness Inc, Cl A *	(1,128)	(71)
Polaris Inc	(1,482)	(148)
Pool Corp	(316)	(128)
PulteGroup Inc	(4,894)	(590)
PVH Corp	(1,471)	(207)
QuantumScape Corp, Cl A *	(14,134)	(89)
Ralph Lauren Corp, Cl A	(980)	(184)
Red Rock Resorts Inc, Cl A	(435)	(26)
RH *	(131)	(46)
Rivian Automotive Inc, Cl A *	(26,847)	(294)
Ross Stores Inc	(2,481)	(364)
Royal Caribbean Cruises Ltd *	(2,627)	(365)
Sabre Corp *	(5,100)	(12)
Service Corp International/US	(1,869)	(139)
Shake Shack Inc, Cl A *	(446)	(46)
Signet Jewelers Ltd	(409)	(41)
Six Flags Entertainment Corp *	(800)	(21)
Skechers USA Inc, Cl A *	(3,185)	(195)
Skyline Champion Corp *	(1,060)	(90)
Smith & Wesson Brands Inc	(1,500)	(26)
Sonos Inc *	(3,371)	(64)
Standard Motor Products Inc	(716)	(24)
Starbucks Corp	(13,230)	(1,209)
Steven Madden Ltd	(1,841)	(78)
Stoneridge Inc *	(1,000)	(18)
Strategic Education Inc	(150)	(16)
Stride Inc *	(600)	(38)
Sturm Ruger & Co Inc	(600)	(28)
Tapestry Inc	(5,389)	(256)
Taylor Morrison Home Corp, Cl A *	(2,322)	(144)
Tempur Sealy International Inc	(3,969)	(226)
Tesla Inc *	(22,022)	(3,871)
Texas Roadhouse Inc, Cl A	(925)	(143)
Thor Industries Inc	(2,116)	(248)
TJX Cos Inc/The	(8,536)	(866)
Toll Brothers Inc	(2,567)	(332)
TopBuild Corp *	(706)	(311)
Topgolf Callaway Brands Corp *	(3,899)	(63)
Tractor Supply Co	(809)	(212)
Travel + Leisure Co	(741)	(36)
Tri Pointe Homes Inc *	(2,576)	(100)
Ulta Beauty Inc *	(363)	(190)
Under Armour Inc, Cl A *	(5,429)	(40)
Under Armour Inc, Cl C *	(5,319)	(38)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
United Parks & Resorts *	(580)	$(33)
Urban Outfitters Inc *	(300)	(13)
Vail Resorts Inc	(526)	(117)
Valvoline Inc *	(1,288)	(57)
VF Corp	(8,013)	(123)
Victoria's Secret & Co *	(400)	(8)
Vista Outdoor Inc *	(1,476)	(48)
Visteon Corp *	(1,121)	(132)
Wayfair Inc, Cl A *	(700)	(48)
Wendy's Co/The	(2,615)	(49)
Whirlpool Corp	(1,170)	(140)
Williams-Sonoma Inc	(532)	(169)
Wingstop Inc, Cl A	(328)	(120)
Winnebago Industries Inc	(1,076)	(80)
Wolverine World Wide Inc	(1,809)	(20)
Worthington Industries Inc	(789)	(49)
Wyndham Hotels & Resorts Inc	(918)	(70)
Wynn Resorts Ltd	(1,256)	(128)
XPEL Inc *	(815)	(44)
YETI Holdings Inc *	(2,071)	(80)
Yum! Brands Inc	(3,478)	(482)

		(54,026)

Information Technology — (2.4)%
Advanced Micro Devices Inc *	(3,089)	(557)
Amphenol Corp, Cl A	(1,176)	(136)
Analog Devices Inc	(971)	(192)
Apple Inc	(24,368)	(4,179)
Applied Materials Inc	(1,677)	(346)
Arista Networks Inc *	(483)	(140)
Arrow Electronics Inc, Cl A *	(309)	(40)
Avnet Inc	(497)	(25)
Broadcom Inc	(831)	(1,101)
CDW Corp/DE	(390)	(100)
Ciena Corp *	(300)	(15)
Cirrus Logic Inc *	(300)	(28)
Cisco Systems Inc	(8,570)	(428)
Cognex Corp	(722)	(31)
Corning Inc, Cl B	(1,667)	(55)
Enphase Energy Inc *	(314)	(38)
Entegris Inc	(238)	(33)
F5 Inc, Cl A *	(200)	(38)
First Solar Inc *	(210)	(35)
GLOBALFOUNDRIES Inc *	(360)	(19)
Hewlett Packard Enterprise Co	(3,250)	(58)
HP Inc	(2,342)	(71)
Intel Corp	(8,133)	(359)
Jabil Inc	(320)	(43)
Juniper Networks Inc	(322)	(12)
Keysight Technologies Inc *	(350)	(55)
KLA Corp	(278)	(194)
Lam Research Corp	(262)	(255)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Lattice Semiconductor Corp *	(266)	$(21)
Littelfuse Inc	(100)	(24)
Marvell Technology Inc	(1,646)	(117)
Microchip Technology Inc	(1,089)	(98)
Micron Technology Inc	(2,106)	(248)
Monolithic Power Systems Inc	(99)	(67)
Motorola Solutions Inc	(344)	(122)
NetApp Inc	(641)	(67)
Novanta Inc *	(100)	(17)
NVIDIA Corp	(4,580)	(4,138)
ON Semiconductor Corp *	(994)	(73)
Onto Innovation Inc *	(28)	(5)
Pure Storage Inc, Cl A *	(330)	(17)
Qorvo Inc *	(292)	(33)
QUALCOMM Inc	(2,201)	(373)
Rambus Inc *	(300)	(19)
Skyworks Solutions Inc	(508)	(55)
Super Micro Computer Inc *	(97)	(98)
Teledyne Technologies Inc *	(99)	(42)
Teradyne Inc	(567)	(64)
Texas Instruments Inc	(1,832)	(319)
Trimble Inc *	(391)	(25)
Universal Display Corp	(45)	(8)
Western Digital Corp *	(799)	(54)
Zebra Technologies Corp, Cl A *	(109)	(33)

		(14,720)

Materials — (1.5)%
Air Products and Chemicals Inc	(1,606)	(389)
Albemarle Corp	(747)	(98)
Alcoa Corp	(1,342)	(45)
Alpha Metallurgical Resources Inc	(114)	(38)
Amcor PLC	(12,858)	(122)
AptarGroup Inc	(554)	(80)
Arcadium Lithium PLC *	(7,848)	(34)
Arch Resources Inc	(157)	(25)
Ashland Inc	(400)	(39)
ATI Inc *	(664)	(34)
Avery Dennison Corp	(637)	(142)
Avient Corp	(921)	(40)
Axalta Coating Systems Ltd *	(1,599)	(55)
Balchem Corp	(300)	(46)
Ball Corp	(2,280)	(154)
Berry Global Group Inc	(924)	(56)
Cabot Corp	(500)	(46)
Carpenter Technology Corp	(500)	(36)
Celanese Corp, Cl A	(584)	(100)
CF Industries Holdings Inc	(1,215)	(101)
Chemours Co/The	(1,691)	(44)
Cleveland-Cliffs Inc *	(3,021)	(69)
Commercial Metals Co, Cl A	(902)	(53)
Constellium, Cl A *	(300)	(7)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Corteva Inc	(5,144)	$(297)
Crown Holdings Inc	(813)	(64)
Dow Inc	(4,992)	(289)
DuPont de Nemours Inc	(3,345)	(256)
Eagle Materials Inc	(210)	(57)
Eastman Chemical Co	(973)	(97)
Ecolab Inc	(1,814)	(419)
Element Solutions Inc	(1,724)	(43)
FMC Corp	(783)	(50)
Freeport-McMoRan Inc, Cl B	(10,284)	(484)
Ginkgo Bioworks Holdings Inc *	(8,000)	(9)
Graphic Packaging Holding Co	(2,070)	(60)
HB Fuller Co	(459)	(37)
Hecla Mining Co	(5,000)	(24)
Huntsman Corp	(466)	(12)
Ingevity Corp *	(600)	(29)
Innospec Inc	(400)	(52)
International Flavors & Fragrances Inc	(1,902)	(164)
International Paper Co	(2,575)	(100)
Knife River Corp *	(400)	(32)
Linde PLC	(3,417)	(1,587)
Louisiana-Pacific Corp	(529)	(44)
LyondellBasell Industries NV, Cl A	(1,758)	(180)
Martin Marietta Materials Inc, Cl A	(457)	(281)
Materion Corp	(200)	(26)
Minerals Technologies Inc	(100)	(8)
Mosaic Co/The	(2,507)	(81)
NewMarket Corp	(47)	(30)
Newmont Corp	(8,120)	(291)
Nucor Corp	(1,734)	(343)
O-I Glass Inc, Cl I *	(1,336)	(22)
Olin Corp	(753)	(44)
Packaging Corp of America	(663)	(126)
PPG Industries Inc	(1,786)	(259)
Quaker Chemical Corp	(58)	(12)
Reliance Inc	(427)	(143)
Royal Gold Inc, Cl A	(447)	(54)
RPM International Inc	(899)	(107)
Sealed Air Corp	(1,187)	(44)
Sensient Technologies Corp	(200)	(14)
Sherwin-Williams Co/The, Cl A	(1,672)	(581)
Silgan Holdings Inc	(900)	(44)
Sonoco Products Co	(800)	(46)
Steel Dynamics Inc	(1,239)	(184)
Summit Materials Inc, Cl A *	(1,097)	(49)
United States Steel Corp	(1,803)	(74)
Vulcan Materials Co	(930)	(254)
Warrior Met Coal Inc	(533)	(32)
Westlake Corp	(110)	(17)
Westrock Co	(1,703)	(84)

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)

		(9,489)

Total Common Stock Sold Short
(Proceeds $79,972) ($ Thousands)		$(81,624)

FOREIGN COMMON STOCK SOLD SHORT— 0.0%
Mexico — (0.0)%
Southern Copper Corp	(856)	(91)

South Korea — (0.0)%
Coupang Inc, Cl A *	(8,094)	(144)

Thailand — (0.0)%
Fabrinet *	(100)	(19)

Total Foreign Common Stock Sold Short
(Proceeds $228) ($ Thousands)		(254)

Total Investments Sold Short — (13.1)%
(Proceeds $80,200) ($ Thousands)		$(81,878)

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $86) ($ Thousands)		$(87)

A list of open exchange traded options contracts for the Fund at March 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Call Options
June 2024, Corn Future^	205	$5,125	$500.00	5/18/2024	$38
May 2024, Natural Gas Future^	175	3,325	1.90	4/20/2024	102

Total Purchased Options		$8,450			$140
WRITTEN OPTIONS — 0.0%
Put Options
May 2024, Natural Gas Future^	(35)	$(630)	1.80	04/20/2024	$(46)

Call Options
June 2024, Corn Future^	(205)	(5,637)	550.00	05/18/2024	(11)
May 2024, Natural Gas Future^	(175)	(3,763)	2.15	04/20/2024	(30)

		(9,400)			(41)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN OPTIONS (continued)
Total Written Options		$(10,030)			$(87)

A list of the open futures contracts held by the Fund at March 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Brent Crude^	24	Sep-2024	$1,850	$1,995	$145
Brent Crude^	12	Jul-2024	909	1,014	105
Brent Crude^	73	May-2024	5,903	6,288	385
Brent Crude^	12	Nov-2024	936	981	45
Coffee C^	11	Dec-2024	766	772	6
Coffee C^	5	Sep-2024	341	352	11
Coffee C^	19	Jul-2024	1,303	1,339	36
Coffee C^	15	May-2024	1,052	1,062	10
Copper^	13	Dec-2024	1,263	1,328	65
Copper^	7	Sep-2024	672	711	39
Copper^	39	May-2024	3,765	3,907	142
Copper^	34	Jul-2024	3,283	3,433	150
Corn^	98	Jul-2024	2,219	2,227	8
Corn^	55	Dec-2024	1,296	1,314	18
Corn^	28	Sep-2024	667	650	(17)
Corn^	29	Jul-2024	732	659	(73)
Corn^	36	May-2024	862	795	(67)
Cotton No. 2^	88	May-2024	3,988	4,021	33
Cotton No. 2^	5	Jul-2024	203	230	27
Cotton No. 2^	16	Dec-2024	646	672	26
Gasoline^	31	Apr-2024	3,291	3,543	252
Gasoline^	19	Jun-2024	1,955	2,111	156
Gasoline^	3	Sep-2024	278	318	40
Gasoline^	7	Oct-2024	625	660	35
Gold^	9	Aug-2024	1,867	2,032	165
Gold^	25	Dec-2024	5,405	5,746	341
Gold^	56	Jun-2024	11,823	12,534	711
KC HRW Wheat^	30	May-2024	856	878	22
KC HRW Wheat^	30	Jul-2024	836	870	34
KC HRW Wheat^	10	May-2024	312	293	(19)
KC HRW Wheat^	7	Jul-2024	230	203	(27)
KC HRW Wheat^	7	Sep-2024	210	207	(3)
KC HRW Wheat^	13	Dec-2024	398	396	(2)
Lean Hogs^	52	Jun-2024	2,062	2,110	48
Lean Hogs^	18	Oct-2024	600	632	32
Lean Hogs^	7	Jul-2024	290	291	1
Lean Hogs^	10	Dec-2024	310	315	5
Live Cattle^	6	Dec-2024	456	446	(10)
Live Cattle^	12	Oct-2024	874	871	(3)
Live Cattle^	6	Aug-2024	416	427	11
Live Cattle^	19	Jun-2024	1,406	1,371	(35)
LME Lead^	2	Jul-2024	109	103	(6)
LME Lead^	4	Nov-2024	212	209	(3)
LME Lead^	23	Jun-2024	1,244	1,180	(64)
LME Lead^	2	Sep-2024	104	104	–
LME Nickel^	1	Jun-2024	107	101	(6)
LME Nickel^	6	Nov-2024	633	617	(16)
LME Nickel^	3	Sep-2024	300	305	5
LME Nickel^	3	Jul-2024	310	302	(8)

SEI Institutional Managed Trust

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
LME Nickel^	1	May-2024	$99	$100	$1
LME Primary Aluminum^	8	Sep-2024	462	475	13
LME Primary Aluminum^	17	Nov-2024	984	1,023	39
LME Primary Aluminum^	25	Jun-2024	1,440	1,459	19
LME Primary Aluminum^	9	Jul-2024	521	528	7
LME Primary Aluminum^	6	May-2024	339	348	9
LME Zinc^	23	Jun-2024	1,441	1,400	(41)
LME Zinc^	20	May-2024	1,195	1,210	15
LME Zinc^	5	Jul-2024	322	306	(16)
LME Zinc^	5	Sep-2024	316	308	(8)
LME Zinc^	9	Nov-2024	553	558	5
Low Sulphur Gasoil^	1	May-2024	83	81	(2)
Low Sulphur Gasoil^	4	Sep-2024	306	318	12
Low Sulphur Gasoil^	5	Jul-2024	384	398	14
Low Sulphur Gasoil^	7	May-2024	563	566	3
Low Sulphur Gasoil^	9	Nov-2024	689	708	19
Natural Gas^	29	Jun-2024	877	679	(198)
Natural Gas^	46	Oct-2024	1,353	1,348	(5)
Natural Gas^	28	Aug-2024	789	683	(106)
Natural Gas^	142	Apr-2024	2,900	2,503	(397)
NY Harbor ULSD^	2	Aug-2024	210	220	10
NY Harbor ULSD^	5	Oct-2024	540	549	9
NY Harbor ULSD^	2	Jun-2024	214	220	6
NY Harbor ULSD^	13	Apr-2024	1,451	1,432	(19)
NYMEX Cocoa^	158	Sep-2024	8,868	13,585	4,717
NYMEX Cocoa^	12	Jul-2024	827	1,116	289
Palladium^	12	Jun-2024	1,128	1,226	98
Silver^	30	Jul-2024	3,714	3,774	60
Silver^	5	Sep-2024	594	635	41
Silver^	9	Dec-2024	1,095	1,158	63
Silver^	5	May-2024	577	623	46
Soybean^	11	Jul-2024	762	663	(99)
Soybean^	127	Mar-2024	7,754	7,566	(188)
Soybean^	34	Nov-2024	2,040	2,017	(23)
Soybean Meal^	28	May-2024	991	945	(46)
Soybean Meal^	11	Jul-2024	441	375	(66)
Soybean Meal^	34	Dec-2024	1,224	1,177	(47)
Soybean Oil^	20	May-2024	638	575	(63)
Soybean Oil^	42	Dec-2024	1,194	1,217	23
Soybean Oil^	14	Jul-2024	420	408	(12)
Sugar No. 11^	29	Sep-2024	713	717	4
Sugar No. 11^	14	Jul-2024	381	347	(34)
Sugar No. 11^	239	May-2024	5,937	6,029	92
Sugar No. 11^	14	Feb-2025	339	347	8
U.S. 5-Year Treasury Note	241	Jun-2024	25,708	25,791	83
Wheat^	10	Sep-2024	313	296	(17)
Wheat^	11	Jul-2024	344	316	(28)
Wheat^	11	May-2024	330	309	(21)
Wheat^	20	Dec-2024	604	612	8
WTI Crude Oil^	25	Oct-2024	1,852	1,964	112
WTI Crude Oil^	12	Aug-2024	866	962	96
WTI Crude Oil^	99	Jun-2024	7,706	8,085	379
WTI Crude Oil^	14	Apr-2024	1,058	1,164	106
			166,624	174,344	7,720
Short Contracts
Feeder Cattle^	(15)	May-2024	$(1,930)	$(1,865)	$65
LME Lead^	(6)	May-2024	(312)	(307)	5
MSCI EAFE Index	(81)	Jun-2024	(9,520)	(9,547)	(27)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
NY Harbor ULSD^	(5)	Apr-2024	$(548)	$(551)	$(3)
NYMEX Cocoa^	(143)	May-2024	(9,558)	(13,966)	(4,408)
Platinum^	(48)	Jul-2024	(2,184)	(2,211)	(27)
S&P 500 Index E-MINI	(72)	Jun-2024	(18,811)	(19,111)	(300)
Soybean Meal^	(36)	May-2024	(1,184)	(1,216)	(32)
Soybean Oil^	(2)	May-2024	(59)	(58)	1
Soybean Oil^	(1)	Dec-2024	(29)	(28)	1
U.S. 2-Year Treasury Note	(31)	Jun-2024	(6,344)	(6,339)	5
U.S. Ultra Long Treasury Bond	(11)	Jun-2024	(1,398)	(1,419)	(21)
Ultra 10-Year U.S. Treasury Note	(50)	Jun-2024	(5,732)	(5,730)	2
Wheat^	(8)	May-2024	(211)	(224)	(13)
			(57,820)	(62,572)	(4,752)
			$108,804	$111,772	$2,968

A list of the open forward foreign currency contracts held by the Fund at March 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Thousands)
Deutsche Bank	06/12/24	EUR	1,633	USD	1,789	$20

A list of the open OTC swap agreements held by the Fund at March 31, 2024 is as follows:

Credit Default Swaps - Sell Protection
Counterparty	Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
Deutsche Bank	CMBX-BBB--364870	3.00%	Monthly	12/31/2049	$19	$(3)	$—	$(3)
Goldman Sachs	CMBX-BBB--407892	3.00%	Monthly	05/11/2063	87	(11)	(7)	(4)
Goldman Sachs	CMBX-BBB--408196	3.00%	Monthly	05/11/2063	7	(1)	(1)	—
Goldman Sachs	CMBX-BBB--408197	3.00%	Monthly	05/11/2063	14	(2)	(1)	(1)
Goldman Sachs	CMBX-BBB--408481	3.00%	Monthly	05/11/2063	14	(2)	(1)	(1)
Goldman Sachs	CMBX-BBB--408891	3.00%	Monthly	05/11/2063	29	(4)	(3)	(1)
Deutsche Bank	CMBX-BBB--409304	3.00%	Monthly	05/11/2063	15	(2)	(1)	(1)
Deutsche Bank	CMBX-BBB--409425	3.00%	Monthly	05/11/2063	90	(11)	(10)	(1)
Deutsche Bank	CMBX-BBB--410332	3.00%	Monthly	05/11/2063	51	(6)	(5)	(1)
Deutsche Bank	CMBX-BBB--410410	3.00%	Monthly	05/11/2063	50	(6)	(5)	(1)
Citibank	CMBX-BBB--413146	3.00%	Monthly	05/11/2063	15	(2)	(1)	(1)
Citibank	CMBX-BBB--413312	3.00%	Monthly	05/11/2063	13	(2)	(1)	(1)
Goldman Sachs	CMBX-BBB--416265	3.00%	Monthly	05/11/2063	100	(13)	(9)	(4)
Citibank	CMBX-BBB--434583	3.00%	Monthly	05/11/2063	2	—	—	—
Citibank	CMBX-BBB--465843	3.00%	Monthly	05/11/2063	17	(5)	(2)	(3)
Citibank	CMBX-BBB--468788	3.00%	Monthly	05/11/2063	13	(2)	(1)	(1)
Citibank	CMBX-BBB--468793	3.00%	Monthly	05/11/2063	15	(2)	(2)	—
Citibank	CMBX-BBB--469138	3.00%	Monthly	05/11/2063	14	(2)	(2)	—
Citibank	CMBX-BBB--469653	3.00%	Monthly	05/11/2063	3	—	—	—
Credit Suisse	CMBX-BBB--470792	3.00%	Monthly	05/11/2063	1	—	—	—
Citibank	CMBX-BBB--489133	3.00%	Monthly	05/11/2063	27	(3)	(3)	—
Citibank	CMBX-BBB--489134	3.00%	Monthly	05/11/2063	8	(1)	—	(1)
Citibank	CMBX-BBB--499059	3.00%	Monthly	05/11/2063	9	(1)	—	(1)
						$(81)	$(55)	$(26)

SEI Institutional Managed Trust

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2024 is as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX.NA.HY.S41V1.5Y	5.00%	Quarterly	12/20/2028	$7,770	$(573)	$(67)	$(506)
CDX-NAIGS41V1-5Y	1.00%	Quarterly	12/20/2028	7,151	(164)	(156)	(8)
CDX-NAIGS41V1-5Y	1.00%	Quarterly	12/20/2028	7,379	(169)	(161)	(8)
ITRAXX-AUSTRALIAS40	1.00%	Quarterly	12/20/2028	14,530	(247)	(105)	(142)
ITRAXX-AUSTRALIAS41	1.00%	Quarterly	06/20/2029	14,530	(241)	(236)	(5)
MALAYSIA	1.00%	Quarterly	06/20/2029	18,090	(489)	(466)	(23)
					$(1,883)	$(1,191)	$(692)

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX.NA.HY.S41V1.5Y	5.00%	Quarterly	12/20/2028	$1,210	$89	$(1)	$90
CDX.NA.HY.S41V1.5Y	5.00%	Quarterly	12/20/2028	1,640	120	(19)	139
CDX.NA.IG.S41V1.5Y	1.00%	Quarterly	12/20/2028	14,530	333	178	155
CDX-NAIGS42V1-5Y	1.00%	Quarterly	06/20/2029	7,415	168	160	8
CDX-NAIGS42V1-5Y	1.00%	Quarterly	06/20/2029	7,115	161	159	2
ITRAXX-AUSTRALIAS40	1.00%	Quarterly	12/20/2028	6,539	112	107	5
ITRAXX-AUSTRALIAS40	1.00%	Quarterly	12/20/2028	7,991	136	134	2
					$1,119	$718	$401

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
3.146%	CPI%	Annually	01/15/2027	USD	6,000	$964	$–	$964
1.4725%	SOFR%	Annually	11/09/2026	USD	1,490	106	102	4
1.455%	SOFR%	Annually	11/08/2026	USD	1,490	106	103	3
1.3945%	SOFR%	Annually	05/21/2031	USD	18,720	2,880	2,645	235
1.98%	SOFR%	Annually	07/12/2027	USD	1,075	72	59	13
2.28%	SOFR%	Annually	05/18/2025	USD	2,820	84	67	18
1.27%	SOFR%	Annually	09/27/2029	USD	2,230	292	247	45
1.965%	SOFR%	Annually	06/04/2029	USD	4,220	392	313	79
0.316%	SOFR%	Annually	06/05/2027	USD	15,800	1,813	1,614	199
2.21%	SOFR%	Annually	04/04/2027	USD	10,400	589	478	111
1.33%	SOFR%	Annually	10/25/2026	USD	6,110	445	382	63
1.92%	SOFR%	Annually	08/04/2025	USD	2,717	104	84	20
2.51%	SOFR%	Annually	06/09/2025	USD	1,710	48	38	10
1.8%	SOFR%	Annually	04/21/2025	USD	2,760	92	75	16
2.4%	SOFR%	Annually	11/10/2035	USD	1,190	158	107	51
						8,145	6,314	1,831

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Inflation Managed Fund (Concluded)

A list of the open reverse repurchase agreements held by the Fund at March 31, 2024 is as follows:

Multi-Asset Inflation Managed Fund
Principal Amount ($ Thousands)	Counterparty	Rate	Value ($ Thousands)
$(25,795)	Chase Securities	5.40%	$(25,795)
(19,400)	Chase Securities	5.45%	(19,400)
(8,120)	Chase Securities	5.46%	(8,120)
(11,033)	Chase Securities	5.46%	(11,033)
(6,399)	Chase Securities	5.49%	(6,399)
			$(70,747)

Percentages are based on Net Assets of $625,218 ($ Thousands).
^	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of March 31, 2024.
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Security, or portion thereof, has been pledged as collateral on securities sold short. The total market value of such securities as of March 31, 2024 was $60,046 ($ Thousands).
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2024, the value of these securities amounted to $66,370 ($ Thousands), representing 10.6% of the Net Assets of the Fund.

(E)	Security is in default on interest payment.
(F)	Perpetual security with no stated maturity date.
(G)	Zero coupon security.

The following is a summary of the level of inputs used as of March 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	381,755	–	381,755
Common Stock	185,249	–	–	185,249
Corporate Obligations	–	48,780	–	48,780
Mortgage-Backed Securities	–	26,956	–	26,956
Asset-Backed Securities	–	25,468	–	25,468
U.S. Government Agency Obligations	–	12,026	–	12,026
Sovereign Debt	–	1,480	–	1,480
Foreign Common Stock	721	–	–	721
Rights	–	–	–	–
Purchased Options	140	–	–	140
Total Investments in Securities	186,110	496,465	–	682,575

Securities Sold Short
Common Stock	(81,624)	–	–	(81,624)
Foreign Common Stock	(254)	–	–	(254)
Total Securities Sold Short	(81,878)	–	–	(81,878)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(87)	–	–	(87)
Futures Contracts*
Unrealized Appreciation	9,594	–	–	9,594
Unrealized Depreciation	(6,626)	–	–	(6,626)
Forward Contracts*
Unrealized Appreciation	–	20	–	20
OTC Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(26)	–	(26)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	401	–	401
Unrealized Depreciation	–	(692)	–	(692)
Interest Rate Swaps*
Unrealized Appreciation	–	1,831	–	1,831
Reverse Repurchase Agreements	–	(70,747)	–	(70,747)
Total Other Financial Instruments	2,881	(69,213)	–	(66,332)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Capital Stability Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 44.9%
U.S. Treasury Bills
5.469%, 04/11/2024 (A)	$36,730	$36,677
5.450%, 04/25/2024 (A)	97,016	96,676
5.433%, 05/02/2024 (A)	44,600	44,397
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	424	463
3.625%, 04/15/2028	1,858	1,975
3.375%, 04/15/2032	460	510
2.500%, 01/15/2029	1,961	2,014
2.375%, 01/15/2027	569	573
2.375%, 10/15/2028	1,959	2,005
2.000%, 01/15/2026	3,035	3,021
1.750%, 01/15/2028	3,763	3,732
1.750%, 01/15/2034	2,399	2,368
1.625%, 10/15/2027	1,668	1,652
1.375%, 07/15/2033	2,787	2,675
1.250%, 04/15/2028	2,901	2,818
1.125%, 01/15/2033	2,881	2,702
0.875%, 01/15/2029	856	816
0.750%, 07/15/2028	2,693	2,572
0.625%, 01/15/2026	2,768	2,689
0.625%, 07/15/2032	3,130	2,838
0.500%, 01/15/2028	1,394	1,319
0.375%, 07/15/2025	3,416	3,341
0.375%, 01/15/2027	861	821
0.375%, 07/15/2027	1,915	1,822
0.250%, 07/15/2029	1,745	1,609
0.125%, 04/15/2025	760	741
0.125%, 10/15/2025	682	662
0.125%, 10/15/2025	709	688
0.125%, 04/15/2026	1,672	1,601
0.125%, 07/15/2026	2,349	2,251
0.125%, 10/15/2026	2,081	1,986
0.125%, 04/15/2027	1,926	1,814
0.125%, 01/15/2030	2,580	2,335
0.125%, 07/15/2030	2,356	2,122
0.125%, 01/15/2031	3,052	2,715
0.125%, 07/15/2031	3,083	2,727

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.125%, 01/15/2032	$2,293	$2,003

Total U.S. Treasury Obligations
(Cost $243,485) ($ Thousands)		243,730

COMMERCIAL PAPER — 36.8%
Communication Services — 2.6%
AT&T Inc.
5.416%, 04/04/2024 (A)	9,300	9,290
Rogers Communications
5.688%, 05/02/2024 (A)	5,000	4,973

		14,263

Consumer Discretionary — 8.1%
American Honda Financial Corp
5.667%, 05/06/2024 (A)	7,100	7,058
5.553%, 05/10/2024 (A)	3,300	3,268
Archer Daniels Midland
5.453%, 04/01/2024 (A)	9,700	9,694
Aviation Capital Group LLC
5.846%, 04/12/2024 (A)	10,350	10,326
Harley-Davidson
6.073%, 05/03/2024 (A)	3,050	3,033
Parker-Hannifin Corp
5.447%, 04/26/2024 (A)	10,500	10,453

		43,832

Energy — 1.7%
Plains All American Pipeline
5.656%, 04/03/2024 (A)	2,000	1,998
5.656%, 04/04/2024 (A)	6,900	6,893

		8,891

Financials — 14.3%
Corporacion Andina De Fomento
5.464%, 04/03/2024 (A)	6,900	6,894
General Motors Financial
5.709%, 07/30/2024 (A)	5,250	5,147
5.664%, 05/23/2024 (A)	5,100	5,056
Intesa
5.643%, 05/21/2024 (A)	10,250	10,161
Macquarie
5.412%, 08/12/2024 (A)	9,050	8,864
Societe Generale North America
5.293%, 04/01/2024 (A)	10,500	10,494
Syngenta Wilmington
6.122%, 04/10/2024 (A)	10,000	9,979
VW Credit Inc
5.569%, 05/17/2024 (A)	10,500	10,419

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Capital Stability Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
White Plains Capital
5.948%, 06/14/2024 (A)		$10,500	$10,371

			77,385

Industrials — 3.1%
Mitsubishi
5.428%, 05/02/2024 (A)		10,500	10,445
Quanta Services
5.705%, 04/01/2024 (A)		6,350	6,346

			16,791

Materials — 1.9%
Glencore
5.782%, 04/30/2024 (A)		10,500	10,445

Utilities — 5.1%
Brookfield Infrastructure
5.948%, 04/10/2024 (A)		10,000	9,980
Constellation Energy
5.534%, 04/08/2024 (A)		2,750	2,745
5.531%, 04/09/2024 (A)		7,500	7,485
Oglethorpe Power
5.637%, 04/02/2024 (A)		7,650	7,644

			27,854

Total Commercial Paper
(Cost $199,598) ($ Thousands)			199,461

SOVEREIGN DEBT — 13.6%

Japan Treasury Discount Bill
0.000%, 05/27/2024 (A)	JPY	11,153,000	73,693

Total Sovereign Debt

(Cost $74,479) ($ Thousands)			73,693

U.S. GOVERNMENT AGENCY OBLIGATION — 1.3%
FHLB
4.500%, 03/10/2028		$7,260	7,291

Total U.S. Government Agency Obligation
(Cost $7,429) ($ Thousands)			7,291

	Shares
EXCHANGE TRADED FUNDS — 1.0%

Vanguard Intermediate-Term Corporate Bond ETF		38,069	3,065
Vanguard Long-Term Corporate Bond ETF		7,840	613

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUNDS (continued)
Vanguard Mortgage-Backed Securities ETF	32,040	$1,462

Total Exchange Traded Funds
(Cost $5,088) ($ Thousands)		5,140

COMMON STOCK — 0.1%

Information Technology — 0.1%
Microsoft Corp	1,148	483

Total Common Stock
(Cost $402) ($ Thousands)		483

PURCHASED OPTION — 0.0%
Total Purchased Option
(Cost $44) ($ Thousands)		12

Total Investments in Securities — 97.7%
(Cost $530,525) ($ Thousands)		$529,810

WRITTEN OPTION — (0.0)%
Total Written Option
(Premiums Received $19) ($ Thousands)		$(6)

SEI Institutional Managed Trust

A list of open exchange traded options contracts for the Fund at March 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTION — 0.0%
Put Options
SPDR S&P 500 ETF Trust	86	$3,956	$460.00	6/22/2024	$12

Total Purchased Option		$3,956			$12
WRITTEN OPTION — (0.0)%
Put Options
SPDR S&P 500 ETF Trust	(86)	$(3,612)	420.00	06/22/2024	$(6)

Total Written Option		$(3,612)			$(6)

A list of the open futures contracts held by the Fund at March 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Amsterdam Index	5	Apr-2024	$947	$954	$14
Australian 10-Year Bond	99	Jun-2024	7,619	7,530	(3)
CAC40 10 Euro Index	13	Apr-2024	1,144	1,154	23
Canadian 10-Year Bond	101	Jun-2024	8,967	8,982	37
DAX Index	9	Jun-2024	4,482	4,563	118
Euro STOXX 50	64	Jun-2024	3,441	3,487	79
Euro-Buxl	19	Jun-2024	2,724	2,786	71
Euro-OAT	1	Jun-2024	137	137	1
FTSE 100 Index	67	Jun-2024	6,671	6,761	163
FTSE MIB Index	2	Jun-2024	360	369	13
IBEX	20	Apr-2024	2,265	2,390	149
Long Gilt 10-Year Bond	42	Jun-2024	5,245	5,303	89
MSCI EAFE Index	140	Jun-2024	16,449	16,500	51
MSCI Emerging Markets	258	Jun-2024	13,609	13,532	(77)
MSCI Emerging Markets	142	Jun-2024	7,423	7,448	25
NASDAQ 100 Index E-MINI	21	Jun-2024	7,656	7,759	103
Nikkei 225 Index	248	Jun-2024	6,565	6,592	82
OMX Stockholm 30	122	Apr-2024	2,946	2,881	27
Russell 2000 Index E-MINI	39	Jun-2024	4,087	4,184	97
S&P 500 Index E-MINI	177	Jun-2024	46,166	46,981	815
S&P Mid Cap 400 Index E-MINI	12	Jun-2024	3,604	3,693	89
S&P TSX 60 Index	18	Jun-2024	3,534	3,569	40
SPI 200 Index	78	Jun-2024	9,850	10,115	272
TOPIX Index	5	Jun-2024	888	909	34
U.S. 5-Year Treasury Note	280	Jun-2024	29,923	29,964	41
U.S. 10-Year Treasury Note	222	Jun-2024	24,544	24,597	53
U.S. Long Treasury Bond	2	Jun-2024	238	241	3
U.S. Ultra Long Treasury Bond	12	Jun-2024	1,514	1,548	34
			222,998	224,929	2,443
Short Contracts
FTSE 100 Index	(24)	Jun-2024	$(2,404)	$(2,422)	$(17)
Japanese 10-Year Bond	(19)	Jun-2024	(18,684)	(18,314)	(25)
SPI 200 Index	(16)	Jun-2024	(2,026)	(2,075)	(60)
			(23,114)	(22,811)	(102)
			$199,884	$202,118	$2,341

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Capital Stability Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	04/02/24	USD	957	BRL	4,775	$(3)
Bank of America	04/18/24	KRW	559,934	USD	426	11
Bank of America	04/30/24	USD	3,147	NOK	33,269	(77)
Bank of America	04/30/24	NOK	14,595	USD	1,381	34
Bank of America	05/08/24	CHF	461	USD	513	(1)
Bank of America	05/16/24	USD	272	PEN	1,004	(2)
Barclays PLC	05/16/24	USD	102	CLP	98,815	(2)
Barclays PLC	08/21/24	MYR	2,739	USD	578	(2)
BNP Paribas	04/02/24	USD	1,017	BRL	5,101	2
BNP Paribas	05/16/24	USD	528	COP	2,086,395	8
BNP Paribas	05/24/24	TWD	26,008	USD	825	9
Brown Brothers Harriman	04/18/24	USD	506	AUD	777	1
Brown Brothers Harriman	04/18/24	USD	1,756	AUD	2,672	(12)
Brown Brothers Harriman	04/18/24	AUD	3,098	USD	2,042	20
Brown Brothers Harriman	04/18/24	AUD	525	USD	343	—
Brown Brothers Harriman	04/19/24	USD	201	CZK	4,715	—
Brown Brothers Harriman	04/19/24	EUR	220	PLN	953	1
Brown Brothers Harriman	04/19/24	USD	645	PLN	2,574	1
Brown Brothers Harriman	04/19/24	USD	182	PLN	716	(2)
Brown Brothers Harriman	04/19/24	USD	983	ZAR	18,929	15
Brown Brothers Harriman	04/19/24	USD	259	ZAR	4,888	(2)
Brown Brothers Harriman	04/19/24	GBP	1,969	USD	2,499	12
Brown Brothers Harriman	04/19/24	USD	2,316	GBP	1,828	(8)
Brown Brothers Harriman	04/19/24	PLN	2,318	USD	580	(1)
Brown Brothers Harriman	04/19/24	CZK	1,546	USD	67	1
Brown Brothers Harriman	04/19/24	CZK	3,244	USD	138	—
Brown Brothers Harriman	04/19/24	ZAR	2,090	USD	111	1
Brown Brothers Harriman	04/19/24	ZAR	20,090	USD	1,053	(7)
Brown Brothers Harriman	04/19/24	HUF	200,786	USD	555	5
Brown Brothers Harriman	04/19/24	HUF	34,807	USD	95	—
Brown Brothers Harriman	04/30/24	USD	881	SEK	9,199	(20)
Brown Brothers Harriman	04/30/24	USD	1,010	NOK	10,626	(30)
Brown Brothers Harriman	04/30/24	NOK	3,938	SEK	3,838	(4)
Brown Brothers Harriman	04/30/24	NOK	12,083	USD	1,141	26
Brown Brothers Harriman	04/30/24	SEK	25,658	USD	2,447	44
Brown Brothers Harriman	05/08/24	CHF	277	EUR	292	7
Brown Brothers Harriman	05/08/24	CHF	361	USD	411	8
Brown Brothers Harriman	05/08/24	CHF	451	USD	502	(1)
Brown Brothers Harriman	05/08/24	USD	1,830	CHF	1,604	(42)
Brown Brothers Harriman	05/08/24	THB	58,531	USD	1,627	17
Brown Brothers Harriman	05/16/24	USD	703	JPY	103,135	(16)
Brown Brothers Harriman	05/16/24	JPY	88,906	USD	591	(1)
Brown Brothers Harriman	05/17/24	SGD	456	USD	343	4
Brown Brothers Harriman	05/23/24	USD	349	CNY	2,501	3
Brown Brothers Harriman	05/23/24	USD	363	CNH	2,632	—
Brown Brothers Harriman	05/23/24	CNH	786	USD	110	1

SEI Institutional Managed Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	05/23/24	NZD	1,837	USD	1,126	$27
Brown Brothers Harriman	05/23/24	USD	2,010	NZD	3,299	(38)
Brown Brothers Harriman	05/23/24	MXN	11,417	USD	673	(8)
Brown Brothers Harriman	06/12/24	EUR	752	USD	822	7
Brown Brothers Harriman	06/13/24	USD	99	CAD	133	—
Brown Brothers Harriman	06/13/24	CAD	929	USD	684	(4)
Citigroup	05/23/24	USD	765	NZD	1,257	(13)
Citigroup	06/13/24	CAD	2,303	USD	1,712	8
Citigroup	06/13/24	USD	4,211	CAD	5,668	(18)
Deutsche Bank	04/18/24	AUD	1,748	USD	1,141	1
Deutsche Bank	04/25/24	USD	946	PHP	53,288	3
Deutsche Bank	04/25/24	USD	562	PHP	31,368	(4)
Deutsche Bank	04/25/24	PHP	17,712	USD	315	—
Deutsche Bank	04/25/24	IDR	31,786,134	USD	2,032	30
Deutsche Bank	04/30/24	USD	582	SEK	6,060	(14)
Deutsche Bank	04/30/24	USD	597	NOK	6,281	(17)
Deutsche Bank	04/30/24	SEK	14,610	USD	1,389	20
Deutsche Bank	05/16/24	USD	141	PEN	524	—
Deutsche Bank	05/23/24	USD	682	NZD	1,107	(21)
Deutsche Bank	06/12/24	EUR	2,551	USD	2,796	33
Deutsche Bank	06/14/24	USD	808	INR	67,021	(6)
Goldman Sachs	04/02/24	BRL	1,993	USD	401	3
Goldman Sachs	04/18/24	USD	388	KRW	513,571	(7)
Goldman Sachs	04/18/24	KRW	392,169	USD	297	6
Goldman Sachs	04/19/24	GBP	410	USD	517	(1)
Goldman Sachs	04/19/24	USD	507	GBP	403	3
Goldman Sachs	04/19/24	CZK	23,876	USD	1,016	(4)
Goldman Sachs	04/19/24	HUF	189,327	USD	517	(1)
Goldman Sachs	04/25/24	USD	822	PHP	45,994	(4)
Goldman Sachs	04/25/24	USD	138	IDR	2,194,117	1
Goldman Sachs	04/25/24	USD	3,496	IDR	54,717,452	(50)
Goldman Sachs	04/25/24	PHP	21,222	USD	380	3
Goldman Sachs	04/25/24	PHP	34,084	USD	604	(3)
Goldman Sachs	04/25/24	IDR	9,032,204	USD	575	6
Goldman Sachs	04/30/24	USD	1,527	SEK	15,902	(38)
Goldman Sachs	05/16/24	USD	233	COP	921,654	3
Goldman Sachs	05/16/24	COP	1,471,607	USD	373	(6)
Goldman Sachs	05/23/24	NZD	4,188	USD	2,551	48
Goldman Sachs	05/24/24	USD	301	TWD	9,629	1
Goldman Sachs	05/24/24	USD	1,059	TWD	32,891	(28)
Goldman Sachs	08/21/24	USD	1,147	MYR	5,440	5
Goldman Sachs	08/21/24	MYR	5,033	USD	1,077	12
HSBC	04/18/24	USD	419	KRW	554,301	(7)
HSBC	04/18/24	USD	910	AUD	1,383	(8)
HSBC	05/29/24	JPY	11,153,000	USD	75,471	1,072
JPMorgan Chase Bank	04/02/24	BRL	2,076	USD	416	2
JPMorgan Chase Bank	04/18/24	USD	679	AUD	1,031	(6)
JPMorgan Chase Bank	04/19/24	GBP	425	USD	542	5
JPMorgan Chase Bank	04/19/24	USD	608	ZAR	11,534	—

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	04/19/24	USD	2,193	GBP	1,745	$11
JPMorgan Chase Bank	04/25/24	USD	145	PHP	8,117	—
JPMorgan Chase Bank	04/25/24	PHP	27,569	USD	493	3
JPMorgan Chase Bank	04/25/24	IDR	2,701,082	USD	172	2
JPMorgan Chase Bank	04/30/24	SEK	18,558	USD	1,777	39
JPMorgan Chase Bank	05/16/24	JPY	84,757	USD	568	4
JPMorgan Chase Bank	05/16/24	COP	759,055	USD	192	(2)
JPMorgan Chase Bank	05/23/24	USD	1,706	MXN	28,890	18
JPMorgan Chase Bank	05/24/24	USD	1,266	TWD	39,940	(14)
JPMorgan Chase Bank	06/14/24	USD	431	INR	35,798	(2)
JPMorgan Chase Bank	06/14/24	INR	69,295	USD	834	5
Merrill Lynch	04/02/24	BRL	5,581	USD	1,118	3
Merrill Lynch	04/18/24	USD	674	AUD	1,024	(5)
Merrill Lynch	04/18/24	USD	1,229	KRW	1,615,131	(30)
Merrill Lynch	04/18/24	KRW	544,396	USD	413	8
Merrill Lynch	04/19/24	GBP	398	USD	507	4
Merrill Lynch	04/19/24	USD	675	CZK	15,816	—
Merrill Lynch	04/25/24	USD	657	IDR	10,370,823	(4)
Merrill Lynch	04/25/24	USD	517	PHP	29,083	—
Merrill Lynch	04/25/24	USD	502	PHP	28,171	(1)
Merrill Lynch	04/25/24	PHP	25,322	USD	456	5
Merrill Lynch	04/25/24	IDR	3,570,895	USD	230	5
Merrill Lynch	04/30/24	USD	683	NOK	7,169	(21)
Merrill Lynch	04/30/24	USD	1,810	SEK	18,738	(55)
Merrill Lynch	04/30/24	NOK	14,122	USD	1,336	33
Merrill Lynch	05/03/24	BRL	1,263	USD	252	1
Merrill Lynch	05/08/24	CHF	1,786	USD	2,044	52
Merrill Lynch	05/16/24	USD	305	PEN	1,125	(3)
Merrill Lynch	05/16/24	PEN	2,682	USD	727	6
Merrill Lynch	05/16/24	CLP	160,738	USD	167	4
Merrill Lynch	05/16/24	COP	788,041	USD	199	(3)
Merrill Lynch	05/24/24	USD	644	TWD	20,208	(11)
Merrill Lynch	06/12/24	EUR	592	USD	646	5
Merrill Lynch	06/12/24	USD	2,816	EUR	2,577	(24)
Merrill Lynch	06/14/24	USD	587	INR	48,720	(3)
Merrill Lynch	06/14/24	INR	19,208	USD	231	1
Morgan Stanley	04/02/24	USD	1,520	BRL	7,574	(6)
Morgan Stanley	04/02/24	BRL	7,800	USD	1,565	7
Morgan Stanley	04/18/24	KRW	436,316	USD	327	3
Morgan Stanley	04/19/24	USD	71	PLN	280	(1)
Morgan Stanley	04/25/24	PHP	49,166	USD	875	—
Morgan Stanley	04/25/24	IDR	1,325,729	USD	84	1
Morgan Stanley	04/25/24	IDR	5,337,872	USD	338	2
Morgan Stanley	04/30/24	NOK	13,730	USD	1,307	40
Morgan Stanley	05/03/24	USD	1,560	BRL	7,800	(7)
Morgan Stanley	05/03/24	BRL	7,574	USD	1,515	6
Morgan Stanley	05/08/24	USD	716	CHF	623	(21)
Morgan Stanley	05/16/24	USD	215	CLP	204,214	(7)
Morgan Stanley	05/16/24	USD	556	CLP	534,723	(11)

SEI Institutional Managed Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	05/16/24	USD	2,134	JPY	315,229	$(36)
Morgan Stanley	05/16/24	JPY	115,007	USD	779	13
Morgan Stanley	05/16/24	JPY	236,457	USD	1,601	27
Morgan Stanley	05/16/24	CLP	1,497,590	USD	1,556	31
Morgan Stanley	05/23/24	USD	1,173	NZD	1,923	(23)
Morgan Stanley	05/23/24	CNH	20,651	USD	2,878	27
Morgan Stanley	06/12/24	EUR	515	USD	558	—
Morgan Stanley	06/14/24	USD	80	INR	6,650	—
Morgan Stanley	08/21/24	MYR	1,011	USD	215	1
Morgan Stanley	08/21/24	MYR	2,901	USD	618	3
RBS	05/08/24	CHF	1,942	USD	2,212	46
RBS	05/08/24	USD	2,793	CHF	2,453	(58)
UBS	04/18/24	USD	508	AUD	778	(1)
UBS	05/24/24	TWD	31,656	USD	1,007	14
						$1,072

A list of the open OTC swap agreements held by the Fund at March 31, 2024 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	Pay Gold EQ Index	Goldman Sachs Weekly TY Volatility Carry Strategy	Negative Index Return	Quarterly	08/22/2024	USD	2,134	$108	$–	$108
Goldman Sachs	Pay Gold EQ Index	Goldman Sachs Weekly TY Volatility Carry Strategy	Negative Index Return	Quarterly	08/22/2024	USD	1,095	24	–	24
								$132	$–	$132

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2024 is as follows:

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.S40.V1-5Y	5.00%	Quarterly	06/20/2028	$663	$49	$17	$32
CDX.NA.HY.S41.V1-5Y	5.00%	Quarterly	12/20/2028	6,415	470	214	256
CDX.NA.IG.S40.V1-5Y	1.00%	Quarterly	06/20/2028	600	14	8	6
CDX.NA.IG.S42.V1-5Y	1.00%	Quarterly	06/20/2029	5,370	122	118	4
ITRAXX.XOVER.S39.V1-5Y	5.00%	Quarterly	06/20/2028	1,381	145	90	55
					$800	$447	$353

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6-MONTH AUD - BBSW	4.8245%	Semi-Annually	11/17/2033	AUD	1,900	$61	$–	$61
3-MONTH NZD - BKBM	4.8625%	Quarterly	11/20/2033	NZD	1,770	42	–	42

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Multi-Asset Capital Stability Fund (Concluded)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3-MONTH AUD - BBSW	4.2255%	Semi-Annually	03/11/2034	AUD	1,560	$1	$–	$1
3-MONTH NZD - BKBM	5.65%	Quarterly	03/12/2034	NZD	1,460	–	–	–
3-MONTH NZD - BKBM	4.6%	Quarterly	08/01/2033	NZD	560	6	–	6
6-MONTH AUD - BBSW	4.475%	Semi-Annually	07/31/2033	AUD	540	8	–	8
6-MONTH AUD - BBSW	4.863%	Semi-Annually	11/10/2033	AUD	1,390	47	–	47
3-MONTH NZD - BKBM	4.931%	Quarterly	11/13/2033	NZD	1,280	34	–	34
6-MONTH AUD - BBSW	4.8035%	Semi-Annually	11/29/2033	AUD	700	22	–	22
3-MONTH NZD - BKBM	4.810%	Quarterly	11/30/2033	NZD	600	13	–	13
3-MONTH NZD - BKBM	4.7725%	Quarterly	12/04/2033	NZD	640	12	–	12
6-MONTH AUD - BBSW	4.7295%	Semi-Annually	12/01/2033	AUD	740	20	–	20
6-MONTH AUD - BBSW	4.5395%	Semi-Annually	12/13/2033	AUD	1,790	31	–	31
3-MONTH NZD - BKBM	4.7175%	Quarterly	12/14/2033	NZD	1,690	29	–	29
6-MONTH AUD - BBSW	4.178%	Semi-Annually	12/28/2033	AUD	1,040	(1)	–	(1)
3-MONTH NZD - BKBM	4.178%	Quarterly	12/29/2033	NZD	1,020	(9)	–	(9)
						$316	$–	$316

Percentages are based on Net Assets of $542,320 ($ Thousands).
(A)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of March 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	243,730	–	243,730
Commercial Paper	–	199,461	–	199,461
Sovereign Debt	–	73,693	–	73,693
U.S. Government Agency Obligation	–	7,291	–	7,291
Exchange Traded Funds	5,140	–	–	5,140
Common Stock	483	–	–	483
Purchased Option	12	–	–	12
Total Investments in Securities	5,635	524,175	–	529,810

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(6)	–	–	(6)
Futures Contracts*
Unrealized Appreciation	2,523	–	–	2,523
Unrealized Depreciation	(182)	–	–	(182)
Forward Contracts*
Unrealized Appreciation	–	1,960	–	1,960
Unrealized Depreciation	–	(888)	–	(888)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	132	–	132
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	353	–	353
Interest Rate Swaps*
Unrealized Appreciation	–	326	–	326
Unrealized Depreciation	–	(10)	–	(10)
Total Other Financial Instruments	2,335	1,873	–	4,208

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Portfolio Abbreviations
ABS — Asset-Backed Security
ACWI — All Country World Index
ADR — American Depositary Receipt
AID — Agency for International Development
BUBOR— Budapest Interbank Offered Rate
CETIP— Central of Custody and Financial Settlement of Securities
Cl — Class
CLO — Collateralized Loan Obligation
CMBX — Commercial Mortgage-Backed Index
COP— Certificate of Participation
CVR — Contingent Value Rights
DAC — Designated Activity Company
EAFE — Europe, Australasia and Far East
ESG — Environmental, Social and Governance
ETF — Exchange-Traded Fund
FBIL — Financial Benchmarks India Pvt. Ltd.
FNMA — Federal National Mortgage Association
FREMF— Freddie Mac Multi-Family
GDR — Global Depositary Receipt
GMAC — General Motors Acceptance Corporation
IBEX— Spanish Stock Exchange Index
JIBAR— Johannesburg Interbank Agreed Rate
JSC — Joint-Stock Company
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
LTD — Limited
MIBOR — Mumbai InterBank Overnight Rate
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
MXN - TIIE — Mexico Interbank 28-Day Interest Rate
NVDR — Non-Voting Depository Receipt
OTC — Over The Counter
PJSC — Public Joint-Stock Company
PRIBOR— Prague Interbank Offered Rate
Ser — Series
SOFR — Secured Overnight Financing Rate
WIBOR— Warsaw Interbank Offered Rate

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro
GBP — British Pound Sterling
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TWD — Taiwan Dollar
USD — U.S. Dollar
ZAR — South African Rand

SEI Institutional Managed Trust

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2024

	Large Cap Fund		Large Cap Value Fund
Assets:
Investments, at value †	$1,698,926	*	$1,376,746
Affiliated investments, at value ††	24,337		12,179
Cash and cash equivalents	323		427
Unfunded Bank Loans	–		–
Cash pledged as collateral on OTC swap contracts	–		–
Cash pledged as collateral on futures contracts	315		404
Foreign currency, at value †††	–		–
Receivable for fund shares sold	154		619
Receivable for investment securities sold	438		934
Dividends and interest receivable	1,693		2,501
OTC Swap contracts, at value ††††	–		–
Receivable for Variation Margin on Futures Contracts	6		16
Foreign tax reclaim receivable	73		322
Prepaid expenses	39		30
Total Assets	1,726,304		1,394,178
Liabilities:
Payable upon return on securities loaned	12,894		44
Payable for fund shares redeemed	2,156		1,339
Administration fees payable	358		328
Shareholder servicing fees payable Class F	342		259
Shareholder servicing fees payable Class I	–		–
Payable for investment securities purchased	–		952
Due to custodian	–		–
Investment advisory fees payable	519		373
Trustees fees payable	10		8
Chief Compliance Officer fees payable	2		2
Administration servicing fees payable Class I	–		–
Accrued expense payable	170		130
Total Liabilities	16,451		3,435
Net Assets	$1,709,853		$1,390,743
† Cost of investments and repurchase agreements	$971,545		$902,386
†† Cost of affiliated investments	24,341		12,182
††† Cost of foreign currency	–		–
* Includes market value of securities on loan	12,462		–

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Large Cap Growth Fund	Large Cap Index Fund	Tax-Managed Large Cap Fund		S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund

$1,445,387	$1,116,281	$4,266,306	*	$1,005,447	$609,732	$367,761	*	$350,306	*	$867,971
21,161	28,856	57,123		20,922	6,928	5,506		5,091		12,576
241	330	1,212		381	166	124		–		253
–	–	–		–	–	–		–		–
–	–	–		–	–	–		–		–
482	1,433	781		991	–	–		–		–
–	–	125		–	–	–		–		–
671	430	419		182	133	150		141		110
4,388	–	552		–	5,992	9,645		6,777		991
501	825	3,783		703	531	531		147		742
2,511	–	–		–	–	–		–		–
3	23	16		1	–	–		–		–
15	–	441		15	–	1		–		–
33	25	92		21	13	8		8		19
1,475,393	1,148,203	4,330,850		1,028,663	623,495	383,726		362,470		882,662

–	533	34,838		–	82	933		742		365
930	937	2,327		357	758	203		194		533
355	87	759		120	147	88		86		210
280	95	762		43	121	67		66		140
1	–	–		3	–	–		–		–
1,952	–	–		–	6,301	9,943		6,359		996
–	–	–		–	–	–		162		–
404	19	1,424		17	293	175		159		418
8	6	24		6	3	2		2		5
2	1	5		1	1	–		–		1
–	–	–		3	–	–		–		–
143	165	404		107	56	37		33		82
4,075	1,843	40,543		657	7,762	11,448		7,803		2,750
$1,471,318	$1,146,360	$4,290,307		$1,028,006	$615,733	$372,278		$354,667		$879,912
$687,685	$605,355	$1,174,398		$225,965	$470,184	$259,877		$274,402		$449,370
21,161	28,825	57,124		20,922	6,928	5,503		5,097		12,571
–	–	129		–	–	–		–		–
–	–	33,714		–	–	924		740		–

SEI Institutional Managed Trust

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2024

	Large Cap Fund		Large Cap Value Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$867,775		$900,737
Total distributable earnings	842,078		490,006
Net Assets	$1,709,853		$1,390,743
Net Asset Value, Offering and Redemption Price Per Share — Class F	$15.74		$26.94
	($1,647,599,418 ÷ 104,687,817 shares	)	($1,268,861,361 ÷ 47,107,530 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	N/A		$26.99
			($1,560,368 ÷ 57,822 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$15.76		$26.93
	($62,253,734 ÷ 3,951,349 shares	)	($120,321,203 ÷ 4,467,794 shares	)

N/A – Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Large Cap Growth Fund		Large Cap Index Fund		Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund

$562,508		$638,292		$1,042,882		$226,097		$467,160		$263,519		$295,470		$436,533
908,810		508,068		3,247,425		801,909		148,573		108,759		59,197		443,379
$1,471,318		$1,146,360		$4,290,307		$1,028,006		$615,733		$372,278		$354,667		$879,912
$44.61		$18.39		$36.64		$94.02		$13.76		$26.09		$35.46		$26.44
($1,331,901,833 ÷ 29,857,278 shares	)	($1,146,360,220 ÷ 62,325,036 shares	)	($3,705,093,581 ÷ 101,134,914 shares	)	($1,021,291,786 ÷ 10,862,490 shares	)	($586,597,274 ÷ 42,625,769 shares	)	($326,950,896 ÷ 12,532,123 shares	)	($319,224,089 ÷ 9,002,445 shares	)	($767,223,855 ÷ 29,014,242 shares	)
$42.26		N/A		N/A		$94.79		N/A		$25.79		$32.74		N/A
($2,418,555 ÷ 57,224 shares	)					($6,713,752 ÷ 70,830 shares	)			($493,010 ÷ 19,119 shares	)	($336,940 ÷ 10,292 shares	)
$45.01		N/A		$36.65		N/A		$13.95		$26.11		$36.34		$26.50
($136,997,043 ÷ 3,043,634 shares	)			($585,213,632 ÷ 15,966,692 shares	)			($29,135,473 ÷ 2,088,935 shares	)	($44,834,480 ÷ 1,717,433 shares	)	($35,105,735 ÷ 966,008 shares	)	($112,688,299 ÷ 4,252,265 shares	)

SEI Institutional Managed Trust

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2024

	Mid-Cap Fund	U.S. Managed Volatility Fund
Assets:
Investments, at value †	$88,940	$659,802	*
Affiliated investments, at value ††	1,479	19,688
Repurchase agreements†	–	–
Cash and cash equivalents	24	374
Unfunded Bank Loans	–	–
Cash pledged as collateral on centrally cleared swap contracts	–	–
Cash pledged as collateral on OTC swap contracts	–	–
Cash pledged as collateral on futures contracts	–	236
Foreign currency, at value †††	–	214
Receivable for fund shares sold	10	117
Receivable for investment securities sold	373	518
Dividends and interest receivable	97	1,138
Unrealized gain on forward foreign currency contracts	–	–
Unrealized gain on foreign spot currency contracts	–	–
Receivable for Variation Margin on Futures Contracts	–	–
Receivable for Variation Margin on Swap Contracts	–	–
Foreign tax reclaim receivable	1	1
Prepaid expenses	2	17
Total Assets	90,926	682,105
Liabilities:
Payable for investment securities purchased	617	1,255
Payable for fund shares redeemed	37	740
Administration fees payable	22	130
Shareholder servicing fees payable Class F	17	104
Shareholder servicing fees payable Class I	–	–
Payable upon return on securities loaned	–	6,902
Income distribution payable	–	–
OTC Swap contracts, at value ††††	–	–
Options written, at value ^^	–	–
Payable for Variation Margin on Swap Contracts	–	–
Payable for Variation Margin on Futures Contracts	–	–
Unrealized loss on foreign currency spot contracts	–	–
Unrealized loss on forward foreign currency contracts	–	–
Investment advisory fees payable	30	218
Trustees fees payable	–	4
Interest payable	–	–
Chief Compliance Officer fees payable	–	1
Accrued expense payable	10	76
Total Liabilities	733	9,430
Net Assets	$90,193	$672,675
† Cost of investments and repurchase agreements	$70,426	$526,426
†† Cost of affiliated investments	1,479	19,690
††† Cost of foreign currency	–	214
^^ Premiums received from written options and swaptions	–	–
* Includes market value of securities on loan	–	6,792

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

SEI Institutional Managed Trust

Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Tax-Managed International Managed Volatility Fund		Real Estate Fund		Core Fixed Income Fund		High Yield Bond Fund	Conservative Income Fund

$847,005	*	$824,405	*	$293,001	*	$73,053	*	$3,910,873	*	$1,170,142	$542,419
35,924		16,728		15,522		1,377		383,098		33,888	–
–		–		–		–		–		–	114,800
2,986		134		1,821		136		1,727		1,448	266
–		–		–		–		–		35	–
–		–		–		–		7,253		–	–
–		–		–		–		–		–	–
419		271		223		–		2,916		–	–
3,014		39		825		–		2,294		–	–
112		153		110		4		1,124		957	1,775
33		–		–		–		53,382		10,432	–
2,162		973		1,413		278		21,664		17,527	1,743
2,241		–		–		–		707		6	–
25		–		–		–		–		–	–
15		–		10		–		295		–	–
–		–		–		–		52		–	–
3,581		11		3,137		–		646		46	–
18		19		7		2		80		30	12
897,535		842,733		316,069		74,850		4,386,111		1,234,511	661,015

33		–		–		58		567,856		21,014	–
1,214		972		223		13		2,996		1,117	1,961
212		201		103		19		513		188	60
157		151		52		13		690		216	54
–		–		–		–		1		–	–
26,458		2,951		10,576		176		143,744		–	–
–		–		–		–		897		872	539
–		–		–		–		157		–	–
–		–		–		–		411		–	–
–		–		–		–		182		–	–
4		–		5		–		985		–	–
529		–		–		–		–		–	–
309		–		–		–		1,550		–	–
396		305		105		35		631		419	33
5		5		2		–		20		8	4
–		–		–		–		–		36	–
1		1		–		–		4		2	1
189		82		110		8		507		193	54
29,507		4,668		11,176		322		721,144		24,065	2,706
$868,028		$838,065		$304,893		$74,528		$3,664,967		$1,210,446	$658,309
$758,440		$324,262		$218,327		$55,737		$4,087,587		$1,203,527	$657,401
35,932		16,735		15,523		1,379		383,093		33,888	–
3,015		39		–		–		2,263		–	–
–		–		–		–		(715)		–	–
24,510		2,867		9,906		166		141,422		–	–

SEI Institutional Managed Trust

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2024

	Mid-Cap Fund		U.S. Managed Volatility Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$74,555		$509,564
Total distributable earnings (accumulated losses)	15,638		163,111
Net Assets	$90,193		$672,675
Net Asset Value, Offering and Redemption Price Per Share — Class F	$30.81		$15.25
	($84,255,422 ÷ 2,734,338 shares	)	($501,727,690 ÷ 32,909,059 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$30.73		$15.24
	($313,787 ÷ 10,211 shares	)	($630,680 ÷ 41,389 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$30.83		$15.25
	($5,623,858 ÷ 182,400 shares	)	($170,316,536 ÷ 11,171,059 shares	)

N/A - Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Tax-Managed International Managed Volatility Fund		Real Estate Fund		Core Fixed Income Fund		High Yield Bond Fund		Conservative Income Fund

$775,158		$284,892		$286,443		$58,428		$4,411,293		$1,723,269		$658,434
92,870		553,173		18,450		16,100		(746,326)		(512,823)		(125)
$868,028		$838,065		$304,893		$74,528		$3,664,967		$1,210,446		$658,309
$10.27		$19.67		$10.92		$15.21		$9.50		$5.36		$10.00
($749,990,608 ÷ 73,013,668 shares	)	($727,629,464 ÷ 36,991,917 shares	)	($247,026,452 ÷ 22,630,745 shares	)	($61,184,012 ÷ 4,023,068 shares	)	($3,279,648,934 ÷ 345,167,228 shares	)	($1,032,785,253 ÷ 192,528,936 shares	)	($648,544,200 ÷ 64,867,764 shares	)
$9.95		N/A		N/A		$15.17		$9.49		$5.14		N/A
($523,988 ÷ 52,682 shares	)					($196,671 ÷ 12,968 shares	)	($2,847,760 ÷ 300,209 shares	)	$($2,645 ÷ 515 shares	)
$10.29		$19.67		$10.92		$15.22		$9.51		$5.36		$10.01
($117,513,125 ÷ 11,415,036 shares	)	($110,435,205 ÷ 5,613,597 shares	)	($57,866,359 ÷ 5,301,299 shares	)	($13,147,226 ÷ 863,826 shares	)	($382,470,121 ÷ 40,225,787 shares	)	($177,657,663 ÷ 33,121,111 shares	)	($9,764,838 ÷ 975,873 shares	)

SEI Institutional Managed Trust

STATEMENTS OF ASSETS AND LIABILITIES/CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2024

	Tax-Free Conservative Income Fund	Real Return Fund
Assets:
Investments, at value †	$166,913	$387,576
Affiliated investments, at value ††	–	840
Cash and cash equivalents	33	–
Due from Broker	–	–
Unfunded Bank Loans	–	–
Cash pledged as collateral on centrally cleared swap contracts	–	–
Cash pledged as collateral on OTC swap contracts	–	–
Cash pledged as collateral on futures contracts	–	–
Cash pledged as collateral on securities sold short	–	–
Foreign currency, at value †††	–	–
Receivable for fund shares sold	6	129
Receivable for investment securities sold	9,775	–
Dividends and interest receivable	1,388	1,180
Unrealized gain on forward foreign currency contracts	–	–
Unrealized gain on foreign spot currency contracts	–	–
OTC Swap contracts, at value ††††	–	–
Receivable for Variation Margin on Futures Contracts	–	–
Receivable for Variation Margin on Swap Contracts	–	–
Foreign tax reclaim receivable	–	–
Prepaid expenses	4	4
Total Assets	178,119	389,729
Liabilities:
Payable for investment securities purchased	1,083	–
Payable for fund shares redeemed	292	399
Income distribution payable	105	–
Administration fees payable	16	65
Shareholder servicing fees payable Class F	15	31
Payable for securities sold short@	–	–
OTC Swap contracts, at value ††††	–	–
Options/Swaptions written, at value ^^	–	–
Reverse repurchase agreements	–	–
Overdraft of foreign currency	–	–
Payable for Variation Margin on Swap Contracts	–	–
Payable for Variation Margin on Futures Contracts	–	–
Unrealized loss on foreign currency spot contracts	–	–
Unrealized loss on forward foreign currency contracts	–	–
Investment advisory fees payable	9	43
Trustees fees payable	1	1
Interest payable	–	–
Chief Compliance Officer fees payable	–	–
Repurchase agreements payable	–	–
Other payables	–	–
Accrued expense payable	20	23
Total Liabilities	1,541	562
Net Assets	$176,578	$389,167
† Cost of investments and repurchase agreements	$166,936	$394,940
†† Cost of affiliated investments	–	840
††† Cost (proceeds) of foreign currency	–	–
†††† Cost (premiums received)	–	–
^^ Premiums received from written options and swaptions	–	–
@Proceeds from securities sold short	–	–

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Dynamic Asset Allocation Fund	Multi-Strategy Alternative Fund	Liquid Alternative Fund	Multi-Asset Accumulation Fund	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund

$659,469	$240,851	$–	$858,281	$541,204	$682,575	$529,810
5,554	38,053	–	–	–	–	–
122,326	49,776	188,468	489,221	11,449	88,739	3,176
–	87	–	–	–	607	–
–	–	–	–	–	–	–
15,556	272	–	–	1,445	255	–
–	–	–	–	2,131	–	–
10,361	–	22,260	49,013	2,595	5,102	6,159
–	11,544	–	–	–	–	–
–	–	–	3,823	2,553	–	2,897
6,773	49	39	196	76	124	55
6,085	6,619	–	–	2,993	263	741
800	1,566	714	2,995	6,078	1,841	253
–	17	–	3,165	334	20	1,960
–	–	–	–	–	–	7
388	–	–	503	–	–	3,391
9	–	395	811	73	1,629	317
396	–	–	–	370	63	22
–	45	–	365	132	–	–
17	9	12	45	16	18	13
827,734	348,888	211,888	1,408,418	571,449	781,236	548,801

–	12,194	–	3,024	4,630	760	961
7,442	304	351	1,828	566	572	786
–	–	–	–	424	–	–
198	74	53	290	103	147	60
160	58	41	274	37	125	44
–	42,480	–	–	–	81,878	–
–	–	–	349	53	81	3,259
2,208	4	–	–	11	87	6
–	–	–	–	–	70,747	–
–	2,503	–	–	–	–	–
998	9	–	189	410	27	–
–	–	356	328	130	147	211
–	–	–	–	–	–	7
–	1	–	1,081	294	–	888
128	184	81	754	201	176	166
4	2	–	10	4	4	3
–	–	–	6	26	–	–
1	–	–	2	1	1	1
–	–	–	–	–	1,143	–
–	–	–	–	7	–	–
97	59	10	263	159	123	89
11,236	57,872	892	8,398	7,056	156,018	6,481
$816,498	$291,016	$210,996	$1,400,020	$564,393	$625,218	$542,320
$274,504	$239,984	$–	$867,969	$570,718	$594,816	$530,525
5,554	38,053	–	–	–	–	–
–	(2,541)	–	3,762	2,531	–	2,886
–	–	–	–	–	61	–
(1,317)	(11)	–	–	(5)	(86)	19
–	(39,780)	–	–	–	(80,200)	–

SEI Institutional Managed Trust

STATEMENTS OF ASSETS AND LIABILITIES/CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2024

	Tax-Free Conservative Income Fund		Real Return Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$176,599		$407,153
Total distributable earnings (accumulated losses)	(21)		(17,986)
Net Assets	$176,578		$389,167
Net Asset Value, Offering and Redemption Price Per Share — Class F	$10.00		$9.53
	($171,907,117 ÷ 17,192,738 shares	)	($367,372,519 ÷ 38,538,711 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$10.02		$9.58
	($4,671,140 ÷ 466,344 shares	)	($21,794,965 ÷ 2,275,975 shares	)

N/A - Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Dynamic Asset Allocation Fund		Multi-Strategy Alternative Fund		Liquid Alternative Fund		Multi-Asset Accumulation Fund		Multi-Asset Income Fund		Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund

$413,348		$307,618		$203,323		$2,236,445		$633,380		$809,410		$532,755
403,150		(16,602)		7,673		(836,425)		(68,987)		(184,192)		9,565
$816,498		$291,016		$210,996		$1,400,020		$564,393		$625,218		$542,320
$16.33		$9.61		$10.53		$7.22		$9.80		$7.83		$10.20
($765,426,422 ÷ 46,865,387 shares	)	($277,779,208 ÷ 28,913,516 shares	)	($195,924,502 ÷ 18,607,394 shares	)	($1,304,504,139 ÷ 180,719,833 shares	)	($435,742,311 ÷ 44,458,365 shares	)	($590,700,474 ÷ 75,473,404 shares	)	($516,063,491 ÷ 50,572,527 shares	)
$16.38		$9.60		$10.54		$7.29		$9.80		$7.82		$10.22
($51,071,180 ÷ 3,117,169 shares	)	($13,237,250 ÷ 1,379,386 shares	)	($15,071,307 ÷ 1,429,405 shares	)	($95,515,696 ÷ 13,104,288 shares	)	($128,650,664 ÷ 13,128,355 shares	)	($34,517,062 ÷ 4,413,171 shares	)	($26,257,004 ÷ 2,569,261 shares	)

SEI Institutional Managed Trust

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six month period ended March 31, 2024

	Large Cap Fund	Large Cap Value Fund	Large Cap Growth Fund
Investment Income:
Dividends	$14,821	$19,936	$6,056
Income from affiliated investments(1)	355	264	535
Interest income	34	–	847
Security lending income - net(1) (2)	8	13	–
Less: foreign taxes withheld	(36)	(129)	(13)
Total Investment Income	15,182	20,084	7,425
Expenses:
Investment advisory fees	3,244	2,226	2,842
Administration fees	2,459	1,908	2,131
Shareholder servicing fees Class F	2,011	1,440	1,595
Shareholder servicing fees Class I	–	2	3
Trustees' fees	22	17	19
Chief compliance officer fees	6	5	5
Administration servicing fees Class I	–	2	3
Printing fees	87	66	74
Professional fees	59	45	50
Custodian/Wire agent fees	42	32	35
Registration fees	38	30	31
Pricing fees	14	11	11
Other expenses	14	11	12
Total Expenses	7,996	5,795	6,811
Less:
Waiver of investment advisory fees	(229)	(152)	(522)
Waiver of shareholder servicing fees Class F	(16)	(12)	(13)
Waiver of shareholder servicing fees Class I	–	–	–
Waiver of administration fees	(394)	(99)	(109)
Net Expenses	7,357	5,532	6,167
Net Investment Income (Loss)	7,825	14,552	1,258
Net Realized Gain (Loss) on:
Investments	142,089	33,170	150,609
Affiliated investments	(1)	(6)	–
Futures contracts	1,340	958	2,062
Swap contracts	–	–	13,449
Capital gains on Affiliated Investments	–	3	–
Net Realized Gain (Loss)	143,428	34,125	166,120
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	201,482	182,916	184,996
Affiliated investments	(4)	2	–
Futures contracts	304	176	139
Swap contracts	–	–	3,207
Net Change in Unrealized Appreciation (Depreciation)	$201,782	$183,094	$188,342
Net Increase in Net Assets Resulting from Operations	$353,035	$231,771	$355,720

(1)    See Note 6 in Notes to Financial Statements.

(2)    Income is from the investment of collateral in an affiliated security.

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Large Cap Index Fund	Tax-Managed Large Cap Fund	S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small/Mid Cap Fund

$8,115	$36,275	$7,287	$4,409	$4,263	$1,343	$6,283
648	543	481	128	89	101	213
–	–	–	–	–	–	–
15	326	–	10	33	69	1
(1)	(107)	(2)	(12)	(12)	(5)	(20)
8,777	37,037	7,766	4,535	4,373	1,508	6,477

268	8,007	141	1,759	1,146	1,055	2,626
1,610	4,430	1,035	812	529	487	1,212
1,342	4,321	1,169	645	384	364	879
–	–	7	–	1	–	–
14	54	12	7	5	4	11
4	14	3	2	1	1	3
–	–	7	–	1	–	–
56	209	49	28	18	17	42
38	140	33	19	12	11	28
26	99	23	13	9	8	20
23	87	19	12	8	7	18
12	31	9	7	4	4	8
61	34	51	5	3	3	7
3,454	17,426	2,558	3,309	2,121	1,961	4,854

(161)	–	(47)	(204)	(138)	(176)	(310)
(805)	(35)	(935)	(5)	(3)	(3)	(106)
–	–	(1)	–	–	–	–
(1,131)	(205)	(374)	(39)	(22)	(18)	(58)
1,357	17,186	1,201	3,061	1,958	1,764	4,380
7,420	19,851	6,565	1,474	2,415	(256)	2,097

19,157	169,755	20,853	19,732	9,969	15,505	26,113
(1)	(4)	–	–	–	–	–
3,109	2,273	2,450	9	(116)	(70)	(3)
–	–	–	–	–	–	–
–	–	–	–	–	–	–
22,265	172,024	23,303	19,741	9,853	15,435	26,110

194,703	583,013	166,480	79,600	51,763	51,685	127,466
29	(23)	–	–	–	(2)	–
1,327	634	1,453	–	–	–	–
–	–	–	–	–	–	–
$196,059	$583,624	$167,933	$79,600	$51,763	$51,683	$127,466
$225,744	$775,499	$197,801	$100,815	$64,031	$66,862	$155,673

SEI Institutional Managed Trust

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six month period ended March 31, 2024

	Mid-Cap Fund	U.S. Managed Volatility Fund	Global Managed Volatility Fund
Investment Income:
Dividends	$667	$10,011	$10,415
Income from affiliated investments(1)	48	285	186
Interest income	1	–	124
Security lending income - net(1) (2)	–	5	17
Less: foreign taxes withheld	(1)	(64)	(298)
Total Investment Income	715	10,237	10,444
Expenses:
Investment advisory fees	162	2,291	2,570
Administration fees	121	1,057	1,186
Shareholder servicing fees Class F	95	673	842
Shareholder servicing fees Class I	–	1	1
Trustees' fees	1	10	11
Chief compliance officer fees	–	3	3
Administration servicing fees Class I	–	1	1
Printing fees	4	36	41
Professional fees	3	25	28
Registration fees	2	18	19
Custodian/Wire agent fees	2	19	39
Pricing fees	2	8	10
Interest expense	–	–	–
Other expenses	1	6	6
Total Expenses	393	4,148	4,757
Less:
Waiver of investment advisory fees	–	(918)	(427)
Waiver of shareholder servicing fees Class F	(1)	(5)	(7)
Waiver of administration fees	(1)	(249)	(68)
Net Expenses	391	2,976	4,255
Net Investment Income	324	7,261	6,189
Net Realized Gain (Loss) on:
Investments	784	31,512	8,727
Affiliated investments	–	1	(2)
Futures contracts	159	638	753
Foreign currency translation	–	19	(54)
Forward foreign currency contracts	–	–	957
Purchased options and swaptions	–	–	–
Written options and swaptions	–	–	–
Swap contracts	–	–	–
Net Realized Gain (Loss)	943	32,170	10,381
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	15,255	61,382	74,762
Affiliated investments	–	(2)	(8)
Futures contracts	–	359	307
Purchased options and swaptions	–	–	–
Written options and swaptions	–	–	–
Swap contracts	–	–	–
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	(4)	(450)
Forward foreign currency contracts	–	–	84
Net Change in Unrealized Appreciation (Depreciation)	$15,255	$61,735	$74,695
Net Increase in Net Assets Resulting from Operations	$16,522	$101,166	$91,265

(1)    See Note 6 in Notes to Financial Statements.

(2)    Income is from the investment of collateral in an affiliated security.

(3)    See Note 2 in the Notes to the Financial Statements.

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Tax-Managed Managed Volatility Fund	Tax-Managed International Managed Volatility Fund	Real Estate Fund	Core Fixed Income Fund	High Yield Bond Fund	Conservative Income Fund	Tax-Free Conservative Income Fund

$7,489	$4,722	$1,349	$–	$623	$–	$–
343	71	21	2,516	958	23	–
–	57	–	76,013	112,341	16,045	3,154
6	16	–	200	–	–	–
(33)	(229)	(2)	(4)	(5)	–	–
7,805	4,637	1,368	78,725	113,917	16,068	3,154

2,632	989	235	4,739	3,084	289	90
1,215	609	108	2,910	1,265	577	181
880	308	73	3,828	1,367	707	221
–	–	–	3	–	–	–
11	4	1	47	17	8	2
3	1	–	12	5	2	1
–	–	–	3	–	–	–
42	16	4	181	68	31	9
29	11	3	121	45	20	6
19	7	2	78	29	9	4
21	34	2	86	32	12	4
7	7	1	315	119	11	5
–	–	–	–	4	–	–
7	5	1	29	11	5	2
4,866	1,991	430	12,352	6,046	1,671	525

(866)	(365)	(32)	(1,376)	(483)	(115)	(36)
(7)	(2)	(1)	(31)	(11)	(424)	(133)
(65)	–	–	–	(115)	(263)	(85)
3,928	1,624	397	10,945	5,437	869	271
3,877	3,013	971	67,780	108,480	15,199	2,883

55,168	3,724	62	(37,470)	(53,901)	(1)	–
–	–	–	1	–	–	–
1,132	338	–	(5,943)	–	–	–
17	53	–	(70)	(3)	–	–
–	(37)	–	(852)	(8)	–	–
–	–	–	(4,295)	–	–	–
–	–	–	4,790	–	–	–
–	–	–	4,258	–	–	–
56,317	4,078	62	(39,581)	(53,912)	(1)	–

73,907	23,154	10,061	176,301	40,700	(128)	40
(2)	(4)	–	(66)	–	–	–
342	28	–	6,840	–	–	–
–	–	–	(719)	–	–	–
–	–	–	1,229	–	–	–
–	–	–	(3,449)	–	–	–
–	50	–	80	3	–	–
–	–	–	389	8	–	–
$74,247	$23,228	$10,061	$180,605	$40,711	$(128)	$40
$134,441	$30,319	$11,094	$208,804	$95,279	$15,070	$2,923

SEI Institutional Managed Trust

STATEMENTS OF OPERATIONS/CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six month period ended March 31, 2024

	Real Return Fund	Dynamic Asset Allocation Fund
Investment Income:
Dividends	$–	$4,568
Income from affiliated investments(1)	28	–
Interest income	3,368	2,940
Less: foreign taxes withheld	–	(1)
Total Investment Income	3,396	7,507
Expenses:
Shareholder servicing fees Class F	271	850
Investment advisory fees	256	2,175
Administration fees	233	1,088
Trustees' fees	3	10
Chief compliance officer fees	1	3
Printing fees	12	38
Professional fees	8	25
Registration fees	5	15
Custodian/Wire agent fees	5	8
Pricing fees	2	7
Dividend and interest expense on securities sold short	–	–
Repo Interest	–	–
Interest expense	–	–
Other expenses	2	6
Total Expenses	798	4,225
Less:
Waiver of investment advisory fees	(105)	(1,500)
Waiver of shareholder servicing fees Class F	(163)	–
Waiver of administration fees	(11)	(52)
Net Expenses	519	2,673
Net Investment Income	2,877	4,834
Net Realized Gain (Loss) on:
Investments	(2,040)	28,430
Securities sold short	–	–
Futures contracts	–	9,627
Foreign currency translation	–	42
Forward foreign currency contracts	–	–
Purchased options and swaptions	–	(4,955)
Written options and swaptions	–	1,765
Swap contracts	–	(1,756)
Net Realized Gain (Loss)	(2,040)	33,153
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	6,634	90,060
Securities sold short	–	–
Futures contracts	–	6,106
Purchased options and swaptions	–	(1,157)
Written options and swaptions	–	(686)
Swap contracts	–	5,771
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	(7)
Forward foreign currency contracts	–	–
Net Change in Unrealized Appreciation (Depreciation)	$6,634	$100,087
Net Increase in Net Assets Resulting from Operations	$7,471	$138,074

(1)    See Note 6 in Notes to Financial Statements.

(2)    See Note 2 in the Notes to the Financial Statements.

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Multi-Strategy Alternative Fund	Liquid Alternative Fund	Multi-Asset Accumulation Fund	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund

$2,643	$–	$1,044	$1,846	$2,579	$58
1,786	–	–	–	–	–
8,274	1,225	39,063	23,074	14,747	12,619
(1)	–	(58)	(96)	(2)	–
12,702	1,225	40,049	24,824	17,324	12,677

416	55	2,107	638	772	666
2,598	138	6,691	1,918	1,787	1,120
520	83	2,608	959	975	840
5	–	25	9	9	8
1	–	7	2	2	2
18	3	94	34	34	29
12	1	64	23	23	20
9	–	45	15	17	14
9	3	39	21	17	13
40	–	31	102	44	9
642	–	–	–	721	–
–	24	–	–	–	–
502	–	–	–	2,833	–
3	1	16	6	6	5
4,775	308	11,727	3,727	7,240	2,726

(1,302)	(10)	(980)	(577)	(708)	(112)
(3)	–	–	(383)	–	(400)
–	(22)	(406)	(266)	(84)	(484)
3,470	276	10,341	2,501	6,448	1,730
9,232	949	29,708	22,323	10,876	10,947

9,084	–	(5,095)	(18,842)	11,346	13,811
(1,261)	–	–	–	(8,818)	–
–	3,426	32,725	(927)	(9,393)	12,690
(2)	–	(1,586)	(117)	(163)	(2,293)
(20)	–	2,689	500	68	4,593
(111)	–	–	(214)	(139)	(312)
56	–	–	82	73	266
(221)	–	(3,303)	382	195	27
7,525	3,426	25,430	(19,136)	(6,831)	28,782

9,038	–	27,673	50,848	24,548	(10,801)
(3,301)	–	–	–	(10,175)	–
–	3,501	87,922	4,453	2,685	4,127
(41)	–	–	(136)	51	(120)
3	–	–	37	(13)	(8)
42	–	415	(686)	(1,164)	1,202
38	–	(332)	217	117	(17)
5	–	(4,375)	(361)	(87)	(1,417)
$5,784	$3,501	$111,303	$54,372	$15,962	$(7,034)
$22,541	$7,876	$166,441	$57,559	$20,007	$32,695

SEI Institutional Managed Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2024 (Unaudited) and the year ended September 30,

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income	$7,825	$15,275	$14,552	$28,531	$1,258	$1,954
Capital gain distribution from investment	—	—	3	2	—	1
Net realized gain (loss)	143,428	85,400	34,122	64,916	166,120	199,090
Net change in unrealized appreciation	201,782	181,315	183,094	84,239	188,342	119,632
Net Increase in Net Assets Resulting from Operations	353,035	281,990	231,771	177,688	355,720	320,677
Distributions:
Class F:	(99,728)	(156,649)	(65,531)	(108,845)	(187,335)	(84,295)
Class I:	N/A	N/A	(79)	(194)	(329)	(172)
Class Y:	(3,329)	(5,047)	(7,066)	(17,435)	(21,119)	(14,333)
Total Distributions	(103,057)	(161,696)	(72,676)	(126,474)	(208,783)	(98,800)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	131,158	143,127	87,108	144,314	68,883	119,961
Reinvestment of dividends & distributions	91,758	143,702	61,460	102,063	174,087	78,819
Cost of shares redeemed	(382,073)	(358,101)	(135,490)	(245,449)	(233,768)	(309,092)
Net increase (decrease) from Class F transactions	(159,157)	(71,272)	13,078	928	9,202	(110,312)
Class I:
Proceeds from shares issued	N/A	N/A	101	56	116	234
Reinvestment of dividends & distributions	N/A	N/A	63	167	281	154
Cost of shares redeemed	N/A	N/A	(109)	(1,103)	(107)	(878)
Net increase (decrease) from Class I transactions	N/A	N/A	55	(880)	290	(490)
Class Y:
Proceeds from shares issued	9,711	8,576	6,231	16,590	5,207	16,998
Reinvestment of dividends & distributions	3,076	4,721	6,608	17,185	19,657	14,135
Cost of shares redeemed	(11,646)	(14,332)	(30,851)	(92,870)	(46,575)	(105,352)
Net increase (decrease) from Class Y transactions	1,141	(1,035)	(18,012)	(59,095)	(21,711)	(74,219)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(158,016)	(72,307)	(4,879)	(59,047)	(12,219)	(185,021)
Net Increase (Decrease) in Net Assets	91,962	47,987	154,216	(7,833)	134,718	36,856
Net Assets
Beginning of period	1,617,891	1,569,904	1,236,527	1,244,360	1,336,600	1,299,744
End of period	$1,709,853	$1,617,891	$1,390,743	$1,236,527	$1,471,318	$1,336,600

(1)    See Note 7 in Notes to Financial Statements for additional information.

N/A — Not applicable. Shares currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Large Cap Index Fund		Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund
2024	2023	2024	2023	2024	2023	2024	2023

$7,420	$13,975	$19,851	$39,675	$6,565	$11,684	$1,474	$1,664
—	—	—	1	—	—	—	—
22,265	(6,301)	172,024	184,967	23,303	32,947	19,741	21,007
196,059	178,222	583,624	427,902	167,933	108,549	79,600	33,750
225,744	185,896	775,499	652,545	197,801	153,180	100,815	56,421

(7,350)	(14,021)	(157,888)	(216,575)	(35,746)	(77,333)	(18,553)	(4,593)
N/A	N/A	N/A	N/A	(210)	(501)	N/A	N/A
N/A	N/A	(25,630)	(29,803)	N/A	N/A	(926)	(249)
(7,350)	(14,021)	(183,518)	(246,378)	(35,956)	(77,834)	(19,479)	(4,842)

113,920	175,567	87,372	173,756	47,312	120,412	83,976	48,325
7,006	13,307	134,013	184,450	31,327	68,757	17,334	4,270
(202,333)	(253,064)	(294,213)	(631,354)	(78,964)	(143,644)	(87,357)	(100,400)
(81,407)	(64,190)	(72,828)	(273,148)	(325)	45,525	13,953	(47,805)

N/A	N/A	N/A	N/A	634	2,547	N/A	N/A
N/A	N/A	N/A	N/A	184	442	N/A	N/A
N/A	N/A	N/A	N/A	(337)	(3,222)	N/A	N/A
N/A	N/A	N/A	N/A	481	(233)	N/A	N/A

N/A	N/A	9,296	106,149	N/A	N/A	4,552	6,683
N/A	N/A	22,200	27,562	N/A	N/A	829	236
N/A	N/A	(48,498)	(88,872)	N/A	N/A	(4,265)	(5,879)
N/A	N/A	(17,002)	44,839	N/A	N/A	1,116	1,040
(81,407)	(64,190)	(89,830)	(228,309)	156	45,292	15,069	(46,765)
136,987	107,685	502,151	177,858	162,001	120,638	96,405	4,814

1,009,373	901,688	3,788,156	3,610,298	866,005	745,367	519,328	514,514
$1,146,360	$1,009,373	$4,290,307	$3,788,156	$1,028,006	$866,005	$615,733	$519,328

SEI Institutional Managed Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2024 (Unaudited) and the year ended September 30,

	Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$2,415	$4,694	$(256)	$(1,021)	$2,097	$3,713
Net realized gain (loss)	9,853	7,589	15,435	(12,598)	26,110	20,760
Net change in unrealized appreciation (depreciation)	51,763	36,943	51,683	36,996	127,466	56,592
Net Increase in Net Assets Resulting from Operations	64,031	49,226	66,862	23,377	155,673	81,065
Distributions:
Class F:	(7,960)	(17,913)	—	(140)	(20,949)	(6,859)
Class I:	(13)	(49)	—	—	N/A	N/A
Class Y:	(1,255)	(3,645)	—	(104)	(3,255)	(1,114)
Total Distributions	(9,228)	(21,607)	—	(244)	(24,204)	(7,973)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	18,931	33,742	21,601	31,851	28,909	55,669
Reinvestment of dividends & distributions	7,409	16,689	—	130	17,797	5,842
Cost of shares redeemed	(43,186)	(66,384)	(37,693)	(53,753)	(65,349)	(147,076)
Net increase (decrease) from Class F transactions	(16,846)	(15,953)	(16,092)	(21,772)	(18,643)	(85,565)
Class I:
Proceeds from shares issued	10	35	68	121	N/A	N/A
Reinvestment of dividends & distributions	11	44	—	—	N/A	N/A
Cost of shares redeemed	(84)	(470)	(144)	(683)	N/A	N/A
Net increase (decrease) from Class I transactions	(63)	(391)	(76)	(562)	N/A	N/A
Class Y:
Proceeds from shares issued	1,389	10,097	1,571	7,367	2,670	21,808
Reinvestment of dividends & distributions	1,122	3,519	—	100	2,806	1,020
Cost of shares redeemed	(11,177)	(29,680)	(5,640)	(10,177)	(11,510)	(17,984)
Net increase (decrease) from Class Y transactions	(8,666)	(16,064)	(4,069)	(2,710)	(6,034)	4,844
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(25,575)	(32,408)	(20,237)	(25,044)	(24,677)	(80,721)
Net Increase (Decrease) in Net Assets	29,228	(4,789)	46,625	(1,911)	106,792	(7,629)
Net Assets
Beginning of period	343,050	347,839	308,042	309,953	773,120	780,749
End of period	$372,278	$343,050	$354,667	$308,042	$879,912	$773,120

(1)    See Note 7 in Notes to Financial Statements for additional information.

N/A — Not applicable. Shares currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Mid-Cap Fund		U.S. Managed Volatility Fund		Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Tax-Managed International Managed Volatility Fund
2024	2023	2024	2023	2024	2023	2024	2023	2024	2023

$324	$462	$7,261	$14,726	$6,189	$14,679	$3,877	$8,629	$3,013	$8,987
943	(2,683)	32,170	72,322	10,381	27,465	56,317	100,515	4,078	(9,497)
15,255	10,385	61,735	(2,484)	74,695	58,320	74,247	(13,169)	23,228	60,591
16,522	8,164	101,166	84,564	91,265	100,464	134,441	95,975	30,319	60,081

(255)	(499)	(62,624)	(69,027)	(36,446)	(73,644)	(91,965)	(51,719)	(8,206)	(7,560)
(1)	(2)	(66)	(56)	(27)	(46)	N/A	N/A	N/A	N/A
(22)	(38)	(19,612)	(17,547)	(6,802)	(11,197)	(14,037)	(5,716)	(2,081)	(1,396)
(278)	(539)	(82,302)	(86,630)	(43,275)	(84,887)	(106,002)	(57,435)	(10,287)	(8,956)

5,587	11,051	48,905	88,799	198,508	87,777	22,250	68,223	10,825	50,744
238	464	54,331	58,465	30,528	62,439	75,234	42,102	7,051	6,387
(6,325)	(14,291)	(193,433)	(211,518)	(183,125)	(211,642)	(94,543)	(233,709)	(37,224)	(101,616)
(500)	(2,776)	(90,197)	(64,254)	45,911	(61,426)	2,941	(123,384)	(19,348)	(44,485)

41	10	—	—	1	—	N/A	N/A	N/A	N/A
1	2	66	55	27	45	N/A	N/A	N/A	N/A
(88)	(50)	—	—	—	—	N/A	N/A	N/A	N/A
(46)	(38)	66	55	28	45	N/A	N/A	N/A	N/A

525	918	6,064	35,141	8,416	35,591	4,280	37,706	1,486	28,774
21	38	17,244	15,492	5,748	9,232	10,565	4,945	1,575	1,292
(294)	(518)	(24,091)	(37,085)	(21,719)	(33,751)	(13,427)	(18,214)	(6,583)	(21,579)
252	438	(783)	13,548	(7,555)	11,072	1,418	24,437	(3,522)	8,487
(294)	(2,376)	(90,914)	(50,651)	38,384	(50,309)	4,359	(98,947)	(22,870)	(35,998)
15,950	5,249	(72,050)	(52,717)	86,374	(34,732)	32,798	(60,407)	(2,838)	15,127

74,243	68,994	744,725	797,442	781,654	816,386	805,267	865,674	307,731	292,604
$90,193	$74,243	$672,675	$744,725	$868,028	$781,654	$838,065	$805,267	$304,893	$307,731

SEI Institutional Managed Trust

STATEMENTS OF CHANGES IN NET ASSETS/CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2024 (Unaudited) and the year ended September 30,

	Real Estate Fund		Core Fixed Income Fund		High Yield Bond Fund
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income	$971	$1,208	$67,780	$124,711	$108,480	$93,713
Net realized gain (loss)	62	392	(39,581)	(240,595)	(53,912)	(71,507)
Net change in unrealized appreciation (depreciation)	10,061	680	180,605	141,414	40,711	93,008
Net Increase in Net Assets Resulting from Operations	11,094	2,280	208,804	25,530	95,279	115,214
Distributions:
Class F:	(958)	(2,988)	(55,377)	(105,097)	(83,915)	(159,073)
Class I:	(3)	(8)	(47)	(92)	—	—
Class Y:	(250)	(709)	(7,357)	(14,887)	(13,293)	(22,895)
Return of Capital:
Class F	—	—	—	—	—	(15,784)
Class Y	—	—	—	—	—	(2,423)
Total Distributions	(1,211)	(3,705)	(62,781)	(120,076)	(97,208)	(200,175)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	3,412	7,178	644,506	484,446	178,230	194,492
Reinvestment of dividends & distributions	855	2,675	50,763	96,494	75,542	154,550
Cost of shares redeemed	(6,212)	(14,747)	(512,197)	(723,326)	(292,105)	(316,778)
Net increase (decrease) from Class F transactions	(1,945)	(4,894)	183,072	(142,386)	(38,333)	32,264
Class I:
Proceeds from shares issued	1	1	249	188	—	—
Reinvestment of dividends & distributions	3	8	35	67	—	1
Cost of shares redeemed	(1)	—	(273)	(907)	(1)	—
Net increase (decrease) from Class I transactions	3	9	11	(652)	(1)	1
Class Y:
Proceeds from shares issued	783	1,450	29,557	108,262	30,911	55,587
Reinvestment of dividends & distributions	246	691	7,106	14,522	13,050	24,773
Cost of shares redeemed	(2,648)	(2,788)	(56,270)	(135,428)	(22,255)	(73,565)
Net increase (decrease) from Class Y transactions	(1,619)	(647)	(19,607)	(12,644)	21,706	6,795
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(3,561)	(5,532)	163,476	(155,682)	(16,628)	39,060
Net Increase (Decrease) in Net Assets	6,322	(6,957)	309,499	(250,228)	(18,557)	(45,901)
Net Assets
Beginning of period	68,206	75,163	3,355,468	3,605,696	1,229,003	1,274,904
End of period	$74,528	$68,206	$3,664,967	$3,355,468	$1,210,446	$1,229,003

(1)    See Note 7 in Notes to Financial Statements for additional information.

N/A — Not applicable. Shares currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Conservative Income Fund		Tax-Free Conservative Income Fund		Real Return Fund		Dynamic Asset Allocation Fund
2024	2023	2024	2023	2024	2023	2024	2023

$15,199	$18,702	$2,883	$4,638	$2,877	$5,304	$4,834	$8,708
(1)	14	—	—	(2,040)	(7,801)	33,153	52,681
(128)	11	40	108	6,634	8,424	100,087	47,536
15,070	18,727	2,923	4,746	7,471	5,927	138,074	108,925

(14,902)	(18,067)	(2,821)	(4,512)	(1,938)	(10,924)	(59,917)	(79,107)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(320)	(609)	(65)	(126)	(160)	(784)	(3,873)	(4,735)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(15,222)	(18,676)	(2,886)	(4,638)	(2,098)	(11,708)	(63,790)	(83,842)

346,565	365,408	49,846	52,126	214,846	40,950	115,211	73,864
12,005	14,691	2,243	3,680	1,543	8,963	55,911	73,416
(173,962)	(261,048)	(44,142)	(68,797)	(37,460)	(102,122)	(116,059)	(128,344)
184,608	119,051	7,947	(12,991)	178,929	(52,209)	55,063	18,936

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

4,312	6,694	1,727	2,221	10,315	3,939	7,477	8,790
297	570	60	117	151	738	3,776	4,616
(10,059)	(7,343)	(1,088)	(3,260)	(3,281)	(6,781)	(6,839)	(8,146)
(5,450)	(79)	699	(922)	7,185	(2,104)	4,414	5,260
179,158	118,972	8,646	(13,913)	186,114	(54,313)	59,477	24,196
179,006	119,023	8,683	(13,805)	191,487	(60,094)	133,761	49,279

479,303	360,280	167,895	181,700	197,680	257,774	682,737	633,458
$658,309	$479,303	$176,578	$167,895	$389,167	$197,680	$816,498	$682,737

SEI Institutional Managed Trust

STATEMENTS OF CHANGES IN NET ASSETS/CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2024 (Unaudited) and the year ended September 30,

	Multi-Strategy Alternative Fund		Liquid Alternative Fund(1)
	2024	2023	2024	2023
Operations:
Net investment income	$9,232	$15,304	$949	$108
Net realized gain (loss)	7,525	(6,235)	3,426	(52)
Net change in unrealized appreciation (depreciation)	5,784	11,759	3,501	132
Net Increase in Net Assets Resulting from Operations	22,541	20,828	7,876	188
Distributions:
Class F:	(14,660)	(8,221)	(111)	—
Class Y:	(629)	(190)	(280)	—
Total Distributions	(15,289)	(8,411)	(391)	—
Capital Share Transactions:(2)
Class F:
Proceeds from shares issued	11,790	36,509	193,906	527
Reinvestment of dividends & distributions	13,135	7,370	78	—
Cost of shares redeemed	(108,341)	(96,545)	(5,530)	—
Net increase (decrease) from Class F transactions	(83,416)	(52,666)	188,454	527
Class Y:
Proceeds from shares issued	1,168	7,604	4,991	11,651
Reinvestment of dividends & distributions	602	176	280	—
Cost of shares redeemed	(3,173)	(1,893)	(1,572)	(1,008)
Net increase (decrease) from Class Y transactions	(1,403)	5,887	3,699	10,643
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(84,819)	(46,779)	192,153	11,170
Net Increase (Decrease) in Net Assets	(77,567)	(34,362)	199,638	11,358
Net Assets
Beginning of period	368,583	402,945	11,358	—
End of period	$291,016	$368,583	$210,996	$11,358

(1)    Commenced operations on June 30, 2023.

(2)    See Note 7 in Notes to Financial Statements for additional information.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Multi-Asset Accumulation Fund		Multi-Asset Income Fund		Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund
2024	2023	2024	2023	2024	2023	2024	2023

$29,708	$65,399	$22,323	$45,447	$10,876	$25,451	$10,947	$20,974
25,430	(113,649)	(19,136)	(23,369)	(6,831)	(42,391)	28,782	(10,868)
111,303	106,191	54,372	33,553	15,962	29,107	(7,034)	16,299
166,441	57,941	57,559	55,631	20,007	12,167	32,695	26,405

(36,338)	(179,960)	(18,177)	(39,438)	(22,723)	(84,359)	(21,077)	(11,392)
(2,250)	(10,363)	(4,709)	(9,773)	(1,270)	(4,142)	(1,083)	(616)
(38,588)	(190,323)	(22,886)	(49,211)	(23,993)	(88,501)	(22,160)	(12,008)

89,365	231,510	24,441	71,594	37,796	83,175	27,926	77,998
32,886	162,704	15,379	33,770	20,689	76,463	16,281	8,961
(719,034)	(371,773)	(163,945)	(146,576)	(112,801)	(221,183)	(90,228)	(174,917)
(596,783)	22,441	(124,125)	(41,212)	(54,316)	(61,545)	(46,021)	(87,958)

7,571	36,023	4,857	20,808	6,059	7,712	782	3,204
2,165	10,041	4,611	9,191	1,224	4,022	1,031	590
(22,014)	(87,982)	(15,455)	(41,539)	(3,456)	(12,289)	(5,577)	(7,469)
(12,278)	(41,918)	(5,987)	(11,540)	3,827	(555)	(3,764)	(3,675)
(609,061)	(19,477)	(130,112)	(52,752)	(50,489)	(62,100)	(49,785)	(91,633)
(481,208)	(151,859)	(95,439)	(46,332)	(54,475)	(138,434)	(39,250)	(77,236)

1,881,228	2,033,087	659,832	706,164	679,693	818,127	581,570	658,806
$1,400,020	$1,881,228	$564,393	$659,832	$625,218	$679,693	$542,320	$581,570

SEI Institutional Managed Trust

CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited) ($ Thousands)

March 31, 2024

Multi-Asset Inflation Managed Fund
Cash Flows Provided By Operating Activities:
Net Increase in Net Assets Resulting from Operations	$20,007
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities:
Purchase of Investment Securities	(273,683)
Proceeds from Disposition of Investment Securities	401,729
Proceeds from Securities Sold Short	25,642
Purchases to Cover Securities Sold Short	(48,618)
Amortization (Accretion of Market Discount)	(6,312)
Net Realized (Gain) Loss on:
Investments, Futures, Options, Swaps, Forward Contracts, Foreign Currency and Securities Sold Short	6,831
Net Change in Unrealized (Appreciation) Depreciation on:
Investments, Futures, Options, Swaps, Forward Contracts, Foreign Currency and Securities Sold Short	(15,963)
Changes in Assets:
Cash Collateral on Over The Counter Swaps	11
Cash Collateral on Centrally Cleared Swaps	630
Cash Collateral on Futures	2,321
Receivable for Investment Securities Sold	237
Dividends and Interest Receivable	138
Receivable for Variation Margin on Futures	(858)
Receivable for Variation Margin on Swaps	(35)
Unrealized Loss on Forward Foreign Currency Contracts	87
Due from Broker	(607)
Prepaid expenses	(3)
Changes in Liabilities:
OTC Swap Contracts, at Value	(19)
Options, Written at Value	80
Payable for Investment Securities Purchased	(370)
Trustee Fees Payable	4
Administration Fees Payable	(4)
Shareholder Servicing Fees Payable	(10)
Payable for Variation Margin on Futures	(1,510)
Payable for Variation Margin on Swaps	(113)
Repurchase Agreements Payable	674
Investment Advisory Fees Payable	(12)
Accrued Expense Payable	36
Net Cash Provided by Operating Activities	110,310
Cash Flows Used In Financing Activities
Reverse Repurchase Agreements	(55,742)
Dividends and Distributions	(23,993)
Reinvestment of Dividends and Distributions	21,913
Proceeds from Shares Issued	44,079
Cost of Shares Redeemed	(116,064)
Net Cash Used In Financing Activities	(129,807)
Net Change in Cash, Restricted Cash, and Foreign Currency	(19,497)
Cash, Restricted Cash, and Foreign Currency at Beginning of Period	$108,236
Cash, Restricted Cash, and Foreign Currency at End of Period	$88,739
Supplemental Disclosure of Cash Flow Information Interest paid	$13,112

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2024 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class F
2024	$13.55	$0.07	$3.02	$3.09	$(0.07)	$(0.83)	$(0.90)	$15.74	23.63%	$1,647,599	0.89%	0.97%	0.93%	23%
2023	12.66	0.12	2.09	2.21	(0.09)	(1.23)	(1.32)	13.55	18.19	1,565,195	0.89	0.97	0.89	26
2022	17.51	0.12	(2.62)	(2.50)	(0.10)	(2.25)	(2.35)	12.66	(17.25)	1,519,963	0.89	0.95	0.75	39
2021	13.95	0.10	4.00	4.10	(0.12)	(0.42)	(0.54)	17.51	29.93	2,050,558	0.89	0.95	0.63	33
2020	13.94	0.16	0.89	1.05	(0.18)	(0.86)	(1.04)	13.95	7.67	1,944,209	0.89	0.96	1.16	63
2019	15.92	0.19	(0.22)	(0.03)	(0.18)	(1.77)	(1.95)	13.94	1.17	2,158,883	0.89	0.95	1.37	72
Class Y
2024	$13.57	$0.08	$3.03	$3.11	$(0.09)	$(0.83)	$(0.92)	$15.76	23.75%	$62,254	0.64%	0.72%	1.18%	23%
2023	12.66	0.15	2.11	2.26	(0.12)	(1.23)	(1.35)	13.57	18.59	52,696	0.64	0.72	1.14	26
2022	17.52	0.15	(2.62)	(2.47)	(0.14)	(2.25)	(2.39)	12.66	(17.08)	49,941	0.64	0.70	0.95	39
2021	13.95	0.15	4.00	4.15	(0.16)	(0.42)	(0.58)	17.52	30.33	109,909	0.64	0.70	0.88	33
2020	13.95	0.19	0.89	1.08	(0.22)	(0.86)	(1.08)	13.95	7.86	103,168	0.64	0.71	1.41	63
2019	15.93	0.22	(0.22)	—	(0.21)	(1.77)	(1.98)	13.95	1.44	131,736	0.64	0.70	1.62	72
Large Cap Value Fund
Class F
2024	$23.86	$0.28	$4.23	$4.51	$(0.16)	$(1.27)	$(1.43)	$26.94	19.60%	$1,268,862	0.89%	0.94%	2.27%	8%
2023	23.02	0.52	2.70	3.22	(0.61)	(1.77)	(2.38)	23.86	14.03	1,110,985	0.89	0.93	2.11	22
2022	27.27	0.49	(3.07)	(2.58)	(0.48)	(1.19)	(1.67)	23.02	(10.30)	1,068,126	0.89	0.93	1.81	24
2021	20.11	0.46	7.16	7.62	(0.46)	—	(0.46)	27.27	38.21	1,322,518	0.89	0.93	1.80	29
2020	23.25	0.45	(2.70)	(2.25)	(0.46)	(0.43)	(0.89)	20.11	(9.96)	1,097,338	0.89	0.93	2.15	65
2019	26.21	0.50	(0.92)	(0.42)	(0.48)	(2.06)	(2.54)	23.25	(0.91)	1,190,700	0.89	0.93	2.17	52
Class I
2024	$23.90	$0.25	$4.25	$4.50	$(0.14)	$(1.27)	$(1.41)	$26.99	19.48%	$1,560	1.11%	1.19%	2.06%	8%
2023	23.05	0.46	2.72	3.18	(0.56)	(1.77)	(2.33)	23.90	13.79	1,323	1.11	1.18	1.87	22
2022	27.30	0.43	(3.07)	(2.64)	(0.42)	(1.19)	(1.61)	23.05	(10.52)	2,111	1.11	1.18	1.57	24
2021	20.13	0.40	7.18	7.58	(0.41)	—	(0.41)	27.30	37.93	3,060	1.11	1.18	1.58	29
2020	23.27	0.41	(2.71)	(2.30)	(0.41)	(0.43)	(0.84)	20.13	(10.17)	2,454	1.11	1.18	1.93	65
2019	26.23	0.45	(0.93)	(0.48)	(0.42)	(2.06)	(2.48)	23.27	(1.14)	3,042	1.11	1.18	1.95	52
Class Y
2024	$23.86	$0.31	$4.22	$4.53	$(0.19)	$(1.27)	$(1.46)	$26.93	19.71%	$120,321	0.64%	0.68%	2.51%	8%
2023	23.02	0.58	2.70	3.28	(0.67)	(1.77)	(2.44)	23.86	14.32	124,219	0.64	0.68	2.35	22
2022	27.27	0.56	(3.07)	(2.51)	(0.55)	(1.19)	(1.74)	23.02	(10.06)	174,123	0.64	0.68	2.06	24
2021	20.11	0.52	7.16	7.68	(0.52)	—	(0.52)	27.27	38.55	203,964	0.64	0.68	2.05	29
2020	23.26	0.51	(2.71)	(2.20)	(0.52)	(0.43)	(0.95)	20.11	(9.76)	148,423	0.64	0.68	2.40	65
2019	26.21	0.55	(0.91)	(0.36)	(0.53)	(2.06)	(2.59)	23.26	(0.62)	150,772	0.64	0.69	2.41	52

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2024 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Growth Fund
Class F
2024	$40.64	$0.03	$10.60	$10.63	$—	$(6.66)	$(6.66)	$44.61	28.51%	$1,331,902	0.89%	0.98%	0.15%	34%
2023	34.86	0.04	8.46	8.50	(0.04)	(2.68)	(2.72)	40.64	25.88	1,190,786	0.89	0.98	0.11	67
2022	51.97	(0.02)	(10.34)	(10.36)	(0.01)	(6.74)	(6.75)	34.86	(23.91)	1,110,117	0.89	0.97	(0.04)	61
2021	45.29	(0.13)	11.07	10.94	(0.03)	(4.23)	(4.26)	51.97	25.80	1,515,191	0.89	0.97	(0.26)	42
2020	35.79	0.04	11.63	11.67	(0.08)	(2.09)	(2.17)	45.29	34.07	1,395,858	0.89	0.98	0.11	58
2019	39.89	0.13	0.22	0.35	(0.12)	(4.33)	(4.45)	35.79	2.43	1,314,152	0.89	0.98	0.36	88
Class I
2024	$38.86	$(0.01)	$10.07	$10.06	$—	$(6.66)	$(6.66)	$42.26	28.33%	$2,419	1.11%	1.24%	(0.07)%	34%
2023	33.49	(0.04)	8.10	8.06	(0.01)	(2.68)	(2.69)	38.86	25.61	1,913	1.11	1.23	(0.10)	67
2022	50.26	(0.13)	(9.90)	(10.03)	—	(6.74)	(6.74)	33.49	(24.08)	2,094	1.11	1.22	(0.30)	61
2021	43.99	(0.23)	10.73	10.50	—	(4.23)	(4.23)	50.26	25.53	4,178	1.11	1.22	(0.49)	42
2020	34.86	(0.04)	11.30	11.26	(0.04)	(2.09)	(2.13)	43.99	33.75	3,239	1.11	1.23	(0.12)	58
2019	38.96	0.05	0.21	0.26	(0.03)	(4.33)	(4.36)	34.86	2.22	2,643	1.11	1.16	0.14	88
Class Y
2024	$40.91	$0.09	$10.67	$10.76	$—	$(6.66)	$(6.66)	$45.01	28.65%	$136,997	0.64%	0.73%	0.40%	34%
2023	35.03	0.14	8.50	8.64	(0.08)	(2.68)	(2.76)	40.91	26.22	143,901	0.64	0.73	0.37	67
2022	52.11	0.10	(10.41)	(10.31)	(0.03)	(6.74)	(6.77)	35.03	(23.73)	187,533	0.64	0.72	0.22	61
2021	45.35	(0.01)	11.08	11.07	(0.08)	(4.23)	(4.31)	52.11	26.10	223,901	0.64	0.72	(0.02)	42
2020	35.84	0.14	11.63	11.77	(0.17)	(2.09)	(2.26)	45.35	34.39	170,883	0.64	0.73	0.36	58
2019	39.96	0.21	0.24	0.45	(0.24)	(4.33)	(4.57)	35.84	2.70	157,270	0.64	0.73	0.60	88
Large Cap Index Fund
Class F
2024	$15.02	$0.11	$3.37	$3.48	$(0.11)	$—	$(0.11)	$18.39	23.30%	$1,146,360	0.25%	0.64%	1.38%	2%
2023	12.60	0.20	2.42	2.62	(0.20)	—	(0.20)	15.02	20.90	1,009,373	0.25	0.63	1.38	7
2022	15.47	0.18	(2.82)	(2.64)	(0.18)	(0.05)	(0.23)	12.60	(17.38)	901,688	0.25	0.64	1.20	13
2021	11.98	0.17	3.48	3.65	(0.16)	—	(0.16)	15.47	30.64	1,090,118	0.25	0.64	1.18	9
2020	10.54	0.17	1.46	1.63	(0.17)	(0.02)	(0.19)	11.98	15.67	706,457	0.25	0.64	1.52	8
2019	10.37	0.18	0.18	0.36	(0.17)	(0.02)	(0.19)	10.54	3.61	455,657	0.25	0.65	1.81	6
Tax-Managed Large Cap Fund
Class F
2024	$31.64	$0.16	$6.39	$6.55	$(0.16)	$(1.39)	$(1.55)	$36.64	21.24%	$3,705,093	0.89%	0.91%	0.96%	6%
2023	28.50	0.31	4.84	5.15	(0.32)	(1.69)	(2.01)	31.64	18.44	3,266,630	0.89	0.90	0.98	15
2022	35.12	0.31	(5.11)	(4.80)	(0.29)	(1.53)	(1.82)	28.50	(14.72)	3,182,189	0.89	0.89	0.91	22
2021	27.26	0.29	8.28	8.57	(0.30)	(0.41)	(0.71)	35.12	31.84	4,061,063	0.89	0.89	0.90	14
2020	27.53	0.31	1.80	2.11	(0.34)	(2.04)	(2.38)	27.26	7.84	3,368,577	0.89	0.91	1.19	40
2019	27.66	0.31	0.04	0.35	(0.30)	(0.18)	(0.48)	27.53	1.42	3,543,245	0.89	0.91	1.20	54
Class Y
2024	$31.65	$0.20	$6.39	$6.59	$(0.20)	$(1.39)	$(1.59)	$36.65	21.39%	$585,214	0.64%	0.66%	1.21%	6%
2023	28.52	0.39	4.83	5.22	(0.40)	(1.69)	(2.09)	31.65	18.69	521,526	0.64	0.65	1.23	15
2022	35.14	0.40	(5.11)	(4.71)	(0.38)	(1.53)	(1.91)	28.52	(14.49)	428,109	0.64	0.64	1.16	22
2021	27.27	0.37	8.28	8.65	(0.37)	(0.41)	(0.78)	35.14	32.18	516,304	0.64	0.64	1.14	14
2020	27.54	0.38	1.80	2.18	(0.41)	(2.04)	(2.45)	27.27	8.11	408,792	0.64	0.66	1.44	40
2019	27.67	0.38	0.04	0.42	(0.37)	(0.18)	(0.55)	27.54	1.67	447,895	0.64	0.66	1.46	54

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2024 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income		Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
S&P 500 Index Fund
Class F
2024	$79.28	$0.60	$17.45	$18.05	$(0.58)		$(2.73)	$(3.31)	$94.02	23.30%	$1,021,292	0.25%	0.54%	1.40%	1%
2023	72.34	1.09	13.50	14.59	(1.09)		(6.56)	(7.65)	79.28	21.31	860,788	0.25	0.54	1.41	5
2022	92.42	1.08	(13.98)	(12.90)	(1.04)		(6.14)	(7.18)	72.34	(15.68)	740,552	0.25	0.54	1.23	3
2021	75.64	1.04	20.61	21.65	(1.04)		(3.83)	(4.87)	92.42	29.73	981,074	0.25	0.54	1.20	5
2020	69.00	1.15	8.74	9.89	(1.20)		(2.05)	(3.25)	75.64	14.82 (2)	844,753	0.25	0.54	1.64	19
2019	68.94	1.24	1.29	2.53	(1.23)		(1.24)	(2.47)	69.00	4.07	826,946	0.25	0.54	1.90	11
Class I
2024	$79.90	$0.43	$17.61	$18.04	$(0.42)		$(2.73)	$(3.15)	$94.79	23.06%	$6,714	0.65%	0.79%	1.00%	1%
2023	72.85	0.79	13.61	14.40	(0.79)		(6.56)	(7.35)	79.90	20.83	5,217	0.65	0.79	1.01	5
2022	93.01	0.73	(14.09)	(13.36)	(0.66)		(6.14)	(6.80)	72.85	(16.02)	4,815	0.65	0.79	0.83	3
2021	76.11	0.69	20.75	21.44	(0.71)		(3.83)	(4.54)	93.01	29.21	6,913	0.65	0.79	0.80	5
2020	69.39	0.87	8.82	9.69	(0.92)		(2.05)	(2.97)	76.11	14.37 (2)	5,331	0.65	0.79	1.23	19
2019	69.31	0.98	1.30	2.28	(0.96)		(1.24)	(2.20)	69.39	3.66	5,322	0.65	0.79	1.49	11
Small Cap Fund
Class F
2024	$11.90	$0.03	$2.29	$2.32	$(0.03)		$(0.43)	$(0.46)	$13.76	19.86%	$586,597	1.14%	1.24%	0.53%	58%
2023	10.83	0.04	1.14	1.18	(0.04)		(0.07)	(0.11)	11.90	10.86	495,148	1.14	1.23	0.29	106
2022	16.29	0.04	(2.34)	(2.30)	(0.01)		(3.15)	(3.16)	10.83	(17.98)	493,393	1.14	1.23	0.28	111
2021	10.74	0.01	5.56	5.57	(0.02)		—	(0.02)	16.29	51.86	653,372	1.14	1.23	0.09	139
2020	11.05	0.02	(0.31)	(0.29)	(0.02	)(3)	—	(0.02)	10.74	(2.60)	503,795	1.14	1.23	0.16	149
2019	14.28	0.01	(1.67)	(1.66)	(0.01)		(1.56)	(1.57)	11.05	(10.85)	554,260	1.14	1.24	0.11	116
Class Y
2024	$12.06	$0.05	$2.31	$2.36	$(0.04)		$(0.43)	$(0.47)	$13.95	20.00%	$29,136	0.89%	0.99%	0.79%	58%
2023	10.97	0.07	1.16	1.23	(0.07)		(0.07)	(0.14)	12.06	11.18	24,180	0.89	0.98	0.54	106
2022	16.46	0.07	(2.36)	(2.29)	(0.05)		(3.15)	(3.20)	10.97	(17.78)	21,121	0.89	0.98	0.52	111
2021	10.85	0.05	5.60	5.65	(0.04)		—	(0.04)	16.46	52.15	28,977	0.89	0.98	0.34	139
2020	11.15	0.04	(0.29)	(0.25)	(0.05	)(3)	—	(0.05)	10.85	(2.23)	25,727	0.89	0.98	0.41	149
2019	14.38	0.04	(1.69)	(1.65)	(0.02)		(1.56)	(1.58)	11.15	(10.66)	33,128	0.89	0.99	0.36	116

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
(2)

Includes contribution from SIMC. Without the cash contribution, the Fund's return for Class F and Class I would have been 14.78% and 14.33%, respectively (See Note 6 in the Notes to Financial Statements).

(3)	Includes return of capital less than $0.005 per share.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2024 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Small Cap Value Fund
Class F
2024	$22.34	$0.16	$4.20	$4.36	$(0.16)	$(0.45)	$(0.61)	$26.09	19.77%	$326,951	1.14%	1.24%	1.34%	21%
2023	20.77	0.28	2.60	2.88	(0.28)	(1.03)	(1.31)	22.34	13.98	295,920	1.14	1.23	1.24	39
2022	27.04	0.21	(4.29)	(4.08)	(0.18)	(2.01)	(2.19)	20.77	(16.59)	289,279	1.14	1.23	0.82	42
2021	17.07	0.14	9.98	10.12	(0.15)	—	(0.15)	27.04	59.43	364,946	1.14	1.23	0.56	80
2020	20.60	0.17	(3.46)	(3.29)	(0.24)	—	(0.24)	17.07	(16.03)	250,718	1.14	1.24	0.91	65
2019	25.54	0.27	(2.86)	(2.59)	(0.25)	(2.10)	(2.35)	20.60	(9.62)	274,660	1.14	1.24	1.30	74
Class I
2024	$22.09	$0.13	$4.16	$4.29	$(0.14)	$(0.45)	$(0.59)	$25.79	19.64%	$493	1.36%	1.49%	1.14%	21%
2023	20.55	0.23	2.56	2.79	(0.22)	(1.03)	(1.25)	22.09	13.70	481	1.36	1.48	1.01	39
2022	26.76	0.13	(4.21)	(4.08)	(0.12)	(2.01)	(2.13)	20.55	(16.77)	819	1.36	1.48	0.53	42
2021	16.90	0.09	9.87	9.96	(0.10)	—	(0.10)	26.76	59.05	1,900	1.36	1.48	0.35	80
2020	20.39	0.12	(3.42)	(3.30)	(0.19)	—	(0.19)	16.90	(16.20)	1,204	1.36	1.49	0.67	65
2019	25.31	0.22	(2.84)	(2.62)	(0.20)	(2.10)	(2.30)	20.39	(9.83)	1,703	1.36	1.49	1.07	74
Class Y
2024	$22.36	$0.18	$4.21	$4.39	$(0.19)	$(0.45)	$(0.64)	$26.11	19.90%	$44,834	0.89%	0.99%	1.57%	21%
2023	20.78	0.33	2.61	2.94	(0.33)	(1.03)	(1.36)	22.36	14.32	46,649	0.89	0.98	1.46	39
2022	27.06	0.27	(4.29)	(4.02)	(0.25)	(2.01)	(2.26)	20.78	(16.40)	57,741	0.89	0.98	1.07	42
2021	17.08	0.20	9.99	10.19	(0.21)	—	(0.21)	27.06	59.84	67,188	0.89	0.98	0.82	80
2020	20.61	0.21	(3.46)	(3.25)	(0.28)	—	(0.28)	17.08	(15.80)	45,725	0.89	0.99	1.13	65
2019	25.56	0.33	(2.87)	(2.54)	(0.31)	(2.10)	(2.41)	20.61	(9.42)	44,255	0.89	0.99	1.55	74
Small Cap Growth Fund
Class F
2024	$28.97	$(0.03)	$6.52	$6.49	$—	$—	$—	$35.46	22.40%	$319,224	1.11%	1.24%	(0.18)%	93%
2023	27.01	(0.10)	2.07	1.97	(0.01)	—	(0.01)	28.97	7.31	275,327	1.11	1.23	(0.34)	175
2022	45.89	(0.06)	(9.02)	(9.08)	—	(9.80)	(9.80)	27.01	(25.22)	276,600	1.11	1.23	(0.18)	172
2021	32.60	(0.20)	13.49	13.29	—	—	—	45.89	40.77	382,281	1.11	1.23	(0.45)	196
2020	31.88	(0.12)	1.96	1.84	—	(1.12)	(1.12)	32.60	5.68	290,981	1.11	1.23	(0.39)	173
2019	42.96	(0.11)	(6.04)	(6.15)	—	(4.93)	(4.93)	31.88	(13.89)	293,814	1.11	1.24	(0.33)	172
Class I
2024	$26.78	$(0.07)	$6.03	$5.96	$—	$—	$—	$32.74	22.26%	$337	1.36%	1.49%	(0.45)%	93%
2023	25.02	(0.15)	1.91	1.76	—	—	—	26.78	7.03	347	1.36	1.48	(0.56)	175
2022	43.32	(0.15)	(8.35)	(8.50)	—	(9.80)	(9.80)	25.02	(25.41)	850	1.36	1.48	(0.45)	172
2021	30.85	(0.29)	12.76	12.47	—	—	—	43.32	40.42	1,717	1.36	1.48	(0.70)	196
2020	30.29	(0.19)	1.87	1.68	—	(1.12)	(1.12)	30.85	5.44	1,245	1.36	1.48	(0.64)	173
2019	41.21	(0.19)	(5.80)	(5.99)	—	(4.93)	(4.93)	30.29	(14.13)	1,408	1.36	1.49	(0.59)	172
Class Y
2024	$29.66	$0.01	$6.67	$6.68	$—	$—	$—	$36.34	22.52%	$35,106	0.86%	0.99%	0.06%	93%
2023	27.66	(0.03)	2.12	2.09	(0.09)	—	(0.09)	29.66	7.58	32,368	0.86	0.98	(0.10)	175
2022	46.65	0.02	(9.21)	(9.19)	—	(9.80)	(9.80)	27.66	(25.01)	32,503	0.86	0.98	0.07	172
2021	33.06	(0.09)	13.68	13.59	—	—	—	46.65	41.11	44,407	0.86	0.98	(0.20)	196
2020	32.23	(0.04)	1.99	1.95	—	(1.12)	(1.12)	33.06	5.97	32,593	0.86	0.98	(0.14)	173
2019	43.27	(0.03)	(6.08)	(6.11)	—	(4.93)	(4.93)	32.23	(13.68)	33,340	0.86	0.99	(0.08)	172

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2024 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Tax-Managed Small/Mid Cap Fund
Class F
2024	$22.53	$0.06	$4.57	$4.63	$(0.06)	$(0.66)	$(0.72)	$26.44	20.86%	$767,224	1.11%	1.24%	0.49%	23%
2023	20.64	0.10	2.00	2.10	(0.12)	(0.09)	(0.21)	22.53	10.21	671,322	1.11	1.23	0.43	62
2022	28.01	0.08	(4.83)	(4.75)	(0.05)	(2.57)	(2.62)	20.64	(18.96)	691,835	1.11	1.23	0.33	58
2021	19.41	0.03	8.61	8.64	(0.04)	—	(0.04)	28.01	44.52	917,919	1.11	1.23	0.10	71
2020	21.04	0.04	(1.15)	(1.11)	(0.08)	(0.44)	(0.52)	19.41	(5.47)	664,941	1.11	1.24	0.22	90
2019	25.02	0.11	(2.32)	(2.21)	(0.10)	(1.67)	(1.77)	21.04	(8.27)	771,375	1.11	1.23	0.54	115
Class Y
2024	$22.58	$0.08	$4.59	$4.67	$(0.09)	$(0.66)	$(0.75)	$26.50	20.99%	$112,688	0.89%	0.99%	0.71%	23%
2023	20.68	0.15	2.01	2.16	(0.17)	(0.09)	(0.26)	22.58	10.49	101,798	0.89	0.98	0.65	62
2022	28.07	0.14	(4.85)	(4.71)	(0.11)	(2.57)	(2.68)	20.68	(18.81)	88,914	0.89	0.98	0.55	58
2021	19.45	0.08	8.63	8.71	(0.09)	—	(0.09)	28.07	44.81	112,357	0.89	0.98	0.32	71
2020	21.06	0.09	(1.14)	(1.05)	(0.12)	(0.44)	(0.56)	19.45	(5.20)	84,564	0.89	0.99	0.44	90
2019	25.07	0.16	(2.34)	(2.18)	(0.16)	(1.67)	(1.83)	21.06	(8.12)	98,434	0.89	0.99	0.77	115
Mid-Cap Fund
Class F
2024	$25.31	$0.11	$5.48	$5.59	$(0.09)	$—	$(0.09)	$30.81	22.15%	$84,255	0.98%	0.99%	0.79%	32%
2023	22.81	0.15	2.53	2.68	(0.18)	—	(0.18)	25.31	11.77	69,549	0.98	0.99	0.60	67
2022	32.65	0.18	(4.20)	(4.02)	(0.14)	(5.68)	(5.82)	22.81	(15.67)	65,124	0.98	0.98	0.64	95
2021	23.59	0.15	9.13	9.28	(0.22)	—	(0.22)	32.65	39.49	78,488	0.98	0.98	0.49	163
2020	24.94	0.28	(1.00)	(0.72)	(0.29)	(0.34)	(0.63)	23.59	(2.87)	66,828	0.98	0.98	1.17	108
2019	29.13	0.22	(1.43)	(1.21)	(0.20)	(2.78)	(2.98)	24.94	(3.10)	102,280	0.98	0.99	0.89	99
Class I
2024	$25.23	$0.07	$5.49	$5.56	$(0.06)	$—	$(0.06)	$30.73	22.07%	$314	1.20%	1.24%	0.52%	32%
2023	22.75	0.09	2.52	2.61	(0.13)	—	(0.13)	25.23	11.50	309	1.20	1.23	0.37	67
2022	32.59	0.10	(4.18)	(4.08)	(0.08)	(5.68)	(5.76)	22.75	(15.88)	311	1.20	1.23	0.37	95
2021	23.55	0.09	9.11	9.20	(0.16)	—	(0.16)	32.59	39.19	669	1.20	1.23	0.28	163
2020	24.91	0.22	(0.99)	(0.77)	(0.25)	(0.34)	(0.59)	23.55	(3.13)	583	1.20	1.23	0.96	108
2019	29.09	0.16	(1.41)	(1.25)	(0.15)	(2.78)	(2.93)	24.91	(3.27)	716	1.20	1.24	0.66	99
Class Y
2024	$25.32	$0.14	$5.49	$5.63	$(0.12)	$—	$(0.12)	$30.83	22.33%	$5,624	0.73%	0.74%	1.04%	32%
2023	22.82	0.21	2.53	2.74	(0.24)	—	(0.24)	25.32	12.04	4,385	0.73	0.74	0.84	67
2022	32.67	0.25	(4.21)	(3.96)	(0.21)	(5.68)	(5.89)	22.82	(15.48)	3,559	0.73	0.73	0.92	95
2021	23.61	0.22	9.13	9.35	(0.29)	—	(0.29)	32.67	39.80	3,667	0.73	0.73	0.71	163
2020	24.96	0.33	(0.99)	(0.66)	(0.35)	(0.34)	(0.69)	23.61	(2.61)	2,584	0.73	0.73	1.42	108
2019	29.15	0.28	(1.42)	(1.14)	(0.27)	(2.78)	(3.05)	24.96	(2.85)	2,604	0.73	0.74	1.14	99

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2024 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
U.S. Managed Volatility Fund
Class F
2024	$14.88	$0.15	$2.02	$2.17	$(0.15)	$(1.65)	$(1.80)	$15.25	15.68%	$501,728	0.90%	1.23%	2.00%	22%
2023	15.00	0.27	1.30	1.57	(0.26)	(1.43)	(1.69)	14.88	10.23	577,827	0.90	1.23	1.75	49
2022	17.64	0.30	(1.16)	(0.86)	(0.29)	(1.49)	(1.78)	15.00	(5.98)	642,383	0.90	1.23	1.76	48
2021	16.14	0.25	2.91	3.16	(0.26)	(1.40)	(1.66)	17.64	20.39	749,637	0.90	1.23	1.43	50
2020	17.78	0.26	(1.08)	(0.82)	(0.29)	(0.53)	(0.82)	16.14	(4.87)	764,608	0.90	1.23	1.55	77
2019	18.69	0.32	0.91	1.23	(0.31)	(1.83)	(2.14)	17.78	7.89	914,612	0.93	1.23	1.89	44
Class I
2024	$14.87	$0.13	$2.02	$2.15	$(0.13)	$(1.65)	$(1.78)	$15.24	15.56%	$631	1.15%	1.48%	1.75%	22%
2023	15.00	0.23	1.29	1.52	(0.22)	(1.43)	(1.65)	14.87	9.89	546	1.15	1.48	1.50	49
2022	17.64	0.28	(1.19)	(0.91)	(0.24)	(1.49)	(1.73)	15.00	(6.26)	497	1.15	1.48	1.61	48
2021	16.13	0.21	2.92	3.13	(0.22)	(1.40)	(1.62)	17.64	20.17	1,324	1.15	1.48	1.17	50
2020	17.78	0.21	(1.08)	(0.87)	(0.25)	(0.53)	(0.78)	16.13	(5.17)	1,282	1.15	1.48	1.29	77
2019	18.69	0.28	0.91	1.19	(0.27)	(1.83)	(2.10)	17.78	7.62	1,345	1.18	1.48	1.64	44
Class Y
2024	$14.88	$0.17	$2.02	$2.19	$(0.17)	$(1.65)	$(1.82)	$15.25	15.83%	$170,316	0.65%	0.98%	2.25%	22%
2023	15.01	0.31	1.29	1.60	(0.30)	(1.43)	(1.73)	14.88	10.44	166,352	0.65	0.98	1.99	49
2022	17.65	0.34	(1.15)	(0.81)	(0.34)	(1.49)	(1.83)	15.01	(5.73)	154,562	0.65	0.98	2.01	48
2021	16.15	0.29	2.92	3.21	(0.31)	(1.40)	(1.71)	17.65	20.68	200,659	0.65	0.98	1.69	50
2020	17.79	0.30	(1.08)	(0.78)	(0.33)	(0.53)	(0.86)	16.15	(4.62)	870,935	0.65	0.98	1.79	77
2019	18.70	0.37	0.91	1.28	(0.36)	(1.83)	(2.19)	17.79	8.16	922,175	0.68	0.98	2.15	44
Global Managed Volatility Fund
Class F
2024	$9.69	$0.08	$1.06	$1.14	$(0.17)	$(0.39)	$(0.56)	$10.27	12.12%	$749,991	1.11%	1.24%	1.54%	44%
2023	9.55	0.17	0.98	1.15	(0.53)	(0.48)	(1.01)	9.69	12.23	662,758	1.11	1.24	1.70	84
2022	11.78	0.15	(1.03)	(0.88)	(0.13)	(1.22)	(1.35)	9.55	(9.19)	710,669	1.11	1.23	1.35	88
2021	10.40	0.12	1.37	1.49	(0.09)	(0.02)	(0.11)	11.78	14.40	881,712	1.11	1.23	1.07	80
2020	11.46	0.12	(0.57)	(0.45)	(0.28)	(0.33)	(0.61)	10.40	(4.33)	913,791	1.11	1.25	1.12	86
2019	12.08	0.18	0.26	0.44	(0.29)	(0.77)	(1.06)	11.46	4.75	1,060,614	1.11	1.24	1.61	66
Class I
2024	$9.40	$0.06	$1.03	$1.09	$(0.15)	$(0.39)	$(0.54)	$9.95	11.96%	$524	1.36%	1.49%	1.27%	44%
2023	9.28	0.14	0.96	1.10	(0.50)	(0.48)	(0.98)	9.40	12.07	467	1.36	1.49	1.45	84
2022	11.48	0.10	(0.98)	(0.88)	(0.10)	(1.22)	(1.32)	9.28	(9.37)	416	1.36	1.48	0.88	88
2021	10.15	0.09	1.33	1.42	(0.07)	(0.02)	(0.09)	11.48	14.01	1,041	1.36	1.48	0.83	80
2020	11.19	0.09	(0.55)	(0.46)	(0.25)	(0.33)	(0.58)	10.15	(4.51)	952	1.36	1.50	0.88	86
2019	11.82	0.15	0.25	0.40	(0.26)	(0.77)	(1.03)	11.19	4.45	1,067	1.36	1.49	1.36	66
Class Y
2024	$9.73	$0.09	$1.06	$1.15	$(0.20)	$(0.39)	$(0.59)	$10.29	12.16%	$117,513	0.86%	0.99%	1.75%	44%
2023	9.58	0.19	1.00	1.19	(0.56)	(0.48)	(1.04)	9.73	12.62	118,429	0.86	0.99	1.95	84
2022	11.81	0.18	(1.04)	(0.86)	(0.15)	(1.22)	(1.37)	9.58	(8.95)	105,301	0.86	0.98	1.60	88
2021	10.43	0.15	1.37	1.52	(0.12)	(0.02)	(0.14)	11.81	14.65	127,801	0.86	0.98	1.31	80
2020	11.49	0.15	(0.58)	(0.43)	(0.30)	(0.33)	(0.63)	10.43	(4.08)	143,066	0.86	1.00	1.39	86
2019	12.12	0.21	0.25	0.46	(0.32)	(0.77)	(1.09)	11.49	4.95	220,260	0.86	0.99	1.86	66

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2024 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Tax-Managed Managed Volatility Fund
Class F
2024	$19.14	$0.09	$3.06	$3.15	$(0.09)	$(2.53)	$(2.62)	$19.67	18.01%	$727,630	1.00%	1.25%	0.94%	7%
2023	18.39	0.18	1.83	2.01	(0.18)	(1.08)	(1.26)	19.14	10.98	699,917	1.00	1.23	0.95	22
2022	19.75	0.19	(0.58)	(0.39)	(0.19)	(0.78)	(0.97)	18.39	(2.48)	787,892	1.00	1.23	0.96	17
2021	16.66	0.19	3.23	3.42	(0.20)	(0.13)	(0.33)	19.75	20.76	920,670	1.00	1.23	1.04	17
2020	17.61	0.25	(0.51)	(0.26)	(0.27)	(0.42)	(0.69)	16.66	(1.53)	856,160	1.00	1.23	1.48	27
2019	17.22	0.27	0.88	1.15	(0.27)	(0.49)	(0.76)	17.61	7.16	1,004,802	1.00	1.23	1.65	29
Class Y
2024	$19.14	$0.11	$3.06	$3.17	$(0.11)	$(2.53)	$(2.64)	$19.67	18.16%	$110,435	0.75%	1.00%	1.19%	7%
2023	18.39	0.23	1.83	2.06	(0.23)	(1.08)	(1.31)	19.14	11.26	105,350	0.75	0.98	1.20	22
2022	19.76	0.24	(0.59)	(0.35)	(0.24)	(0.78)	(1.02)	18.39	(2.28)	77,782	0.75	0.98	1.21	17
2021	16.66	0.24	3.24	3.48	(0.25)	(0.13)	(0.38)	19.76	21.12	83,410	0.75	0.98	1.28	17
2020	17.62	0.29	(0.52)	(0.23)	(0.31)	(0.42)	(0.73)	16.66	(1.34)	76,132	0.75	0.98	1.73	27
2019	17.23	0.31	0.88	1.19	(0.31)	(0.49)	(0.80)	17.62	7.42	87,717	0.75	0.99	1.88	29
Tax-Managed International Managed Volatility Fund
Class F
2024	$10.21	$0.10	$0.96	$1.06	$(0.35)	$—	$(0.35)	$10.92	10.55%	$247,027	1.11%	1.36%	1.94%	36%
2023	8.69	0.27	1.53	1.80	(0.28)	—	(0.28)	10.21	20.84	250,047	1.11	1.39	2.72	77
2022	11.30	0.31	(2.57)	(2.26)	(0.35)	—	(0.35)	8.69	(20.68)	251,038	1.11	1.39	2.94	73
2021	10.15	0.27	1.06	1.33	(0.18)	—	(0.18)	11.30	13.23	338,490	1.11	1.39	2.44	79
2020	10.77	0.19	(0.49)	(0.30)	(0.32)	—	(0.32)	10.15	(3.08)	315,250	1.11	1.41	1.84	79
2019	11.38	0.27	(0.61)	(0.34)	(0.27)	—	(0.27)	10.77	(2.76)	331,996	1.11	1.40	2.54	55
Class Y
2024	$10.22	$0.11	$0.97	$1.08	$(0.38)	$—	$(0.38)	$10.92	10.73%	$57,866	0.86%	1.11%	2.19%	36%
2023	8.71	0.31	1.50	1.81	(0.30)	—	(0.30)	10.22	21.02	57,684	0.86	1.14	3.10	77
2022	11.32	0.34	(2.57)	(2.23)	(0.38)	—	(0.38)	8.71	(20.44)	41,566	0.86	1.14	3.17	73
2021	10.17	0.30	1.06	1.36	(0.21)	—	(0.21)	11.32	13.48	56,993	0.86	1.14	2.69	79
2020	10.79	0.23	(0.51)	(0.28)	(0.34)	—	(0.34)	10.17	(2.84)	53,255	0.86	1.16	2.27	79
2019	11.40	0.32	(0.63)	(0.31)	(0.30)	—	(0.30)	10.79	(2.47)	42,782	0.86	1.15	3.05	55
Real Estate Fund
Class F
2024	$13.26	$0.19	$1.99	$2.18	$(0.16)	$(0.07)	$(0.23)	$15.21	16.57%	$61,184	1.14%	1.24%	2.65%	23%
2023	13.56	0.22	0.16	0.38	(0.17)	(0.51)	(0.68)	13.26	2.69	55,148	1.14	1.23	1.58	53
2022	17.62	0.15	(2.89)	(2.74)	(0.23)	(1.09)	(1.32)	13.56	(17.41)	61,247	1.14	1.23	0.87	77
2021	13.51	0.11	4.87	4.98	(0.20)	(0.67)	(0.87)	17.62	38.41	84,666	1.14	1.23	0.67	78
2020	17.24	0.14	(2.47)	(2.33)	(0.28)	(1.12)	(1.40)	13.51	(14.21)	74,099	1.14	1.23	0.95	123
2019	16.06	0.23	2.31	2.54	(0.21)	(1.15)	(1.36)	17.24	17.35	104,562	1.14	1.24	1.47	71
Class I
2024	$13.22	$0.18	$1.98	$2.16	$(0.14)	$(0.07)	$(0.21)	$15.17	16.43%	$197	1.36%	1.49%	2.45%	23%
2023	13.54	0.19	0.16	0.35	(0.16)	(0.51)	(0.67)	13.22	2.44	169	1.36	1.48	1.36	53
2022	17.58	0.07	(2.84)	(2.77)	(0.18)	(1.09)	(1.27)	13.54	(17.54)	164	1.36	1.48	0.38	77
2021	13.48	0.07	4.86	4.93	(0.16)	(0.67)	(0.83)	17.58	38.14	424	1.36	1.48	0.47	78
2020	17.20	0.11	(2.46)	(2.35)	(0.25)	(1.12)	(1.37)	13.48	(14.38)	307	1.36	1.48	0.79	123
2019	16.03	0.21	2.29	2.50	(0.18)	(1.15)	(1.33)	17.20	17.06	420	1.36	1.48	1.33	71
Class Y
2024	$13.28	$0.21	$1.98	$2.19	$(0.18)	$(0.07)	$(0.25)	$15.22	16.70%	$13,147	0.89%	0.99%	2.88%	23%
2023	13.57	0.26	0.16	0.42	(0.20)	(0.51)	(0.71)	13.28	2.94	12,889	0.89	0.98	1.83	53
2022	17.63	0.21	(2.91)	(2.70)	(0.27)	(1.09)	(1.36)	13.57	(17.18)	13,752	0.89	0.98	1.23	77
2021	13.51	0.15	4.87	5.02	(0.23)	(0.67)	(0.90)	17.63	38.81	18,241	0.89	0.98	0.93	78
2020	17.25	0.21	(2.51)	(2.30)	(0.32)	(1.12)	(1.44)	13.51	(14.04)	17,279	0.89	0.98	1.40	123
2019	16.07	0.27	2.31	2.58	(0.25)	(1.15)	(1.40)	17.25	17.65	36,910	0.89	0.98	1.72	71

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2024 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income		Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Core Fixed Income Fund
Class F
2024	$9.10	$0.18	$0.39	$0.57	$(0.17)		$—	$(0.17)	$9.50	6.29%	$3,279,649	0.66%	0.75%	3.91%	173%
2023	9.37	0.33	(0.28)	0.05	(0.32)		—	(0.32)	9.10	0.44	2,966,849	0.66	0.74	3.49	340
2022	11.50	0.20	(2.09)	(1.89)	(0.21)		(0.03)	(0.24)	9.37	(16.70)	3,192,558	0.66	0.73	1.85	362
2021	12.15	0.15	(0.16)	(0.01)	(0.18)		(0.46)	(0.64)	11.50	(0.08)	4,101,094	0.66	0.72	1.27	375
2020	11.65	0.23	0.65	0.88	(0.27)		(0.11)	(0.38)	12.15	7.75	3,859,455	0.66	0.73	1.98	357
2019	10.86	0.31	0.81	1.12	(0.33)		—	(0.33)	11.65	10.45	3,755,355	0.66	0.73	2.78	387
Class I
2024	$9.09	$0.17	$0.39	$0.56	$(0.16)		$—	$(0.16)	$9.49	6.18%	$2,848	0.89%	1.00%	3.69%	173%
2023	9.35	0.31	(0.27)	0.04	(0.30)		—	(0.30)	9.09	0.32	2,715	0.88	0.99	3.26	340
2022	11.49	0.17	(2.10)	(1.93)	(0.18)		(0.03)	(0.21)	9.35	(16.99)	3,423	0.88	0.98	1.60	362
2021	12.14	0.12	(0.15)	(0.03)	(0.16)		(0.46)	(0.62)	11.49	(0.30)	5,102	0.88	0.97	1.05	375
2020	11.64	0.21	0.66	0.87	(0.26)		(0.11)	(0.37)	12.14	7.59	4,698	0.88	0.98	1.76	357
2019	10.86	0.29	0.79	1.08	(0.30)		—	(0.30)	11.64	10.11	5,085	0.88	0.98	2.57	387
Class Y
2024	$9.11	$0.19	$0.39	$0.58	$(0.18)		$—	$(0.18)	$9.51	6.41%	$382,470	0.41%	0.49%	4.16%	173%
2023	9.37	0.36	(0.28)	0.08	(0.34)		—	(0.34)	9.11	0.80	385,904	0.41	0.49	3.75	340
2022	11.51	0.22	(2.10)	(1.88)	(0.23)		(0.03)	(0.26)	9.37	(16.56)	409,715	0.41	0.48	2.11	362
2021	12.16	0.18	(0.16)	0.02	(0.21)		(0.46)	(0.67)	11.51	0.16	501,505	0.41	0.47	1.51	375
2020	11.66	0.26	0.65	0.91	(0.30)		(0.11)	(0.41)	12.16	7.98	455,054	0.41	0.48	2.22	357
2019	10.87	0.34	0.80	1.14	(0.35)		—	(0.35)	11.66	10.71	439,460	0.41	0.48	3.03	387
High Yield Bond Fund
Class F
2024	$5.37	$0.46	$(0.06)	$0.40	$(0.27)		$(0.14)	$(0.41)	$5.36	7.65%	$1,032,785	0.89%	0.99%	17.14%	35%
2023	5.75	0.40	0.10	0.50	(0.50	)(2)	(0.38)	(0.88)	5.37	9.27	1,072,999	0.89	0.99	7.30	48
2022	7.08	0.32	(1.20)	(0.88)	(0.40)		(0.05)	(0.45)	5.75	(12.98)	1,115,354	0.89	0.98	4.93	49
2021	6.46	0.40	0.72	1.12	(0.37)		(0.13)	(0.50)	7.08	17.84	1,430,709	0.89	0.98	5.78	67
2020	6.91	0.36	(0.39)	(0.03)	(0.38)		(0.04)	(0.42)	6.46	(0.33)	1,257,617	0.89	0.98	5.54	88
2019	7.13	0.39	(0.11)	0.28	(0.39)		(0.11)	(0.50)	6.91	4.24	1,444,565	0.89	0.98	5.68	69
Class I
2024	$5.15	$0.43	$(0.05)	$0.38	$(0.25)		$(0.14)	$(0.39)	$5.14	7.65%	$3	1.10%	1.21%	16.96%	35%
2023	5.53	0.38	0.10	0.48	(0.48	)(3)	(0.38)	(0.86)	5.15	9.10	4	1.06	1.16	7.17	48
2022	6.82	0.27	(1.13)	(0.86)	(0.38)		(0.05)	(0.43)	5.53	(13.14)	3	1.11	1.23	4.09	49
2021	6.22	0.37	0.70	1.07	(0.34)		(0.13)	(0.47)	6.82	17.72	581	1.11	1.23	5.55	67
2020	6.65	0.33	(0.37)	(0.04)	(0.35)		(0.04)	(0.39)	6.22	(0.46)	409	1.11	1.23	4.99	88
2019	6.88	0.36	(0.12)	0.24	(0.36)		(0.11)	(0.47)	6.65	3.79	11,926	1.12	1.23	5.51	69
Class Y
2024	$5.37	$0.46	$(0.05)	$0.41	$(0.28)		$(0.14)	$(0.42)	$5.36	7.79%	$177,658	0.64%	0.74%	17.38%	35%
2023	5.75	0.42	0.10	0.52	(0.52	)(2)	(0.38)	(0.90)	5.37	9.54	156,000	0.64	0.74	7.57	48
2022	7.08	0.34	(1.20)	(0.86)	(0.42)		(0.05)	(0.47)	5.75	(12.77)	159,547	0.64	0.73	5.20	49
2021	6.46	0.42	0.72	1.14	(0.39)		(0.13)	(0.52)	7.08	18.13	195,613	0.64	0.73	6.03	67
2020	6.91	0.38	(0.39)	(0.01)	(0.40)		(0.04)	(0.44)	6.46	(0.07)	174,334	0.64	0.73	5.78	88
2019	7.13	0.41	(0.11)	0.30	(0.41)		(0.11)	(0.52)	6.91	4.51	185,383	0.64	0.73	5.92	69

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
(2)	Includes return of capital of $0.08 per share.
(3)	Includes return of capital of $0.07 per share.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2024 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains		Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Conservative Income Fund
Class F
2024	$10.00	$0.26	$—	$0.26	$(0.26)	$—		$(0.26)	$10.00	2.67%	$648,544	0.30%	0.58%	5.27%	–%
2023	10.00	0.46	(0.01)	0.45	(0.45)	—		(0.45)	10.00	4.61	464,086	0.30	0.58	4.60	–
2022	10.00	0.07	(0.01)	0.06	(0.06)	—	^	(0.06)	10.00	0.65	344,975	0.25	0.58	0.67	–
2021	10.00	—	—	—	— ^	—		— ^	10.00	0.01	269,681	0.19	0.58	—	–
2020	10.00	0.09	0.01	0.10	(0.10)	—		(0.10)	10.00	0.96	319,030	0.30	0.59	0.90	–
2019	10.00	0.23	—	0.23	(0.23)	—		(0.23)	10.00	2.32	229,166	0.30	0.59	2.29	–
Class Y
2024	$10.01	$0.27	$—	$0.27	$(0.27)	$—		$(0.27)	$10.01	2.72%	$9,765	0.20%	0.33%	5.35%	–%
2023	10.01	0.46	0.01	0.47	(0.47)	—		(0.47)	10.01	4.78	15,217	0.20	0.33	4.62	–
2022	10.01	0.07	—	0.07	(0.07)	—	^	(0.07)	10.01	0.70	15,305	0.14	0.33	0.72	–
2021	10.00	0.01	—	0.01	— ^	—		— ^	10.01	0.11	16,962	0.09	0.33	0.10	–
2020	10.00	0.11	—	0.11	(0.11)	—		(0.11)	10.00	1.06	22,256	0.20	0.34	1.05	–
2019	10.00	0.24	—	0.24	(0.24)	—		(0.24)	10.00	2.42	23,125	0.20	0.34	2.38	–
Tax-Free Conservative Income Fund
Class F
2024	$10.00	$0.16	$—	$0.16	$(0.16)	$—		$(0.16)	$10.00	1.61%	$171,907	0.30%	0.58%	3.19%	–%
2023	9.99	0.28	0.01	0.29	(0.28)	—		(0.28)	10.00	2.92	163,924	0.30	0.58	2.77	–
2022	10.00	0.04	(0.01)	0.03	(0.04)	—		(0.04)	9.99	0.29	176,810	0.22	0.58	0.39	–
2021	10.00	—	—	—	— ^	—		— ^	10.00	0.01	183,626	0.13	0.58	0.01	–
2020	10.00	0.06	—	0.06	(0.06)	—		(0.06)	10.00	0.64	212,828	0.30	0.59	0.62	–
2019	10.00	0.14	—	0.14	(0.14)	—		(0.14)	10.00	1.37	162,368	0.30	0.59	1.36	–
Class Y
2024	$10.01	$0.17	$0.01	$0.18	$(0.17)	$—		$(0.17)	$10.02	1.76%	$4,671	0.20%	0.33%	3.29%	–%
2023	10.01	0.29	—	0.29	(0.29)	—		(0.29)	10.01	2.92	3,971	0.20	0.33	2.86	–
2022	10.01	0.05	(0.01)	0.04	(0.04)	—		(0.04)	10.01	0.44	4,890	0.13	0.33	0.48	–
2021	10.00	0.01	—	0.01	— ^	—		— ^	10.01	0.11	9,273	0.03	0.33	0.10	–
2020	10.00	0.09	(0.02)	0.07	(0.07)	—		(0.07)	10.00	0.73	5,770	0.20	0.34	0.87	–
2019	10.00	0.15	—	0.15	(0.15)	—		(0.15)	10.00	1.47	16,727	0.20	0.34	1.45	–

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
^	Amount represents less than $0.005 per share.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2024 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Real Return Fund
Class F
2024	$9.33	$0.12	$0.18	$0.30	$(0.10)	$—	$(0.10)	$9.53	3.25%	$367,372	0.45%	0.70%	2.50%	20%
2023	9.57	0.22	0.01	0.23	(0.43)	(0.04)	(0.47)	9.33	2.44	183,431	0.45	0.70	2.36	31
2022	10.68	0.71	(1.17)	(0.46)	(0.65)	—	(0.65)	9.57	(4.52)	241,034	0.45	0.70	6.86	50
2021	10.40	0.44	0.10	0.54	(0.26)	—	(0.26)	10.68	5.26	228,319	0.45	0.70	4.18	31
2020	9.96	0.07	0.42	0.49	(0.05)	—	(0.05)	10.40	4.98	238,849	0.45	0.70	0.72	41
2019	9.91	0.16	0.15	0.31	(0.26)	—	(0.26)	9.96	3.14	227,413	0.45	0.70	1.59	34
Class Y
2024	$9.37	$0.11	$0.21	$0.32	$(0.11)	$—	$(0.11)	$9.58	3.40%	$21,795	0.35%	0.45%	2.25%	20%
2023	9.62	0.24	(0.01)	0.23	(0.44)	(0.04)	(0.48)	9.37	2.44	14,249	0.35	0.45	2.50	31
2022	10.73	0.71	(1.16)	(0.45)	(0.66)	—	(0.66)	9.62	(4.40)	16,740	0.35	0.45	6.85	50
2021	10.44	0.43	0.14	0.57	(0.28)	—	(0.28)	10.73	5.47	17,931	0.35	0.45	4.11	31
2020	10.00	0.08	0.42	0.50	(0.06)	—	(0.06)	10.44	5.01	21,395	0.35	0.45	0.84	41
2019	9.94	0.18	0.14	0.32	(0.26)	—	(0.26)	10.00	3.31	24,322	0.35	0.46	1.80	34
Dynamic Asset Allocation Fund
Class F
2024	$14.86	$0.10	$2.82	$2.92	$—	$(1.45)	$(1.45)	$16.33	20.68%	$765,427	0.75%	1.18%	1.31%	8%
2023	14.41	0.18	2.19	2.37	(0.40)	(1.52)	(1.92)	14.86	17.64	640,725	0.75	1.18	1.24	22
2022	18.50	0.11	(2.20)	(2.09)	(0.59)	(1.41)	(2.00)	14.41	(13.56)	597,961	0.75	1.18	0.62	5
2021	14.98	0.10	4.58	4.68	(0.89)	(0.27)	(1.16)	18.50	32.72	816,977	0.75	1.18	0.56	10
2020	13.23	0.14	1.84	1.98	(0.23)	—	(0.23)	14.98	15.07	723,775	0.75	1.18	1.06	16
2019	13.22	0.17	0.07	0.24	(0.23)	—	(0.23)	13.23	2.14	725,857	0.75	1.18	1.31	5
Class Y
2024	$14.88	$0.13	$2.82	$2.95	$—	$(1.45)	$(1.45)	$16.38	20.85%	$51,071	0.50%	0.93%	1.67%	8%
2023	14.43	0.25	2.16	2.41	(0.44)	(1.52)	(1.96)	14.88	17.95	42,012	0.50	0.93	1.69	22
2022	18.54	0.16	(2.22)	(2.06)	(0.64)	(1.41)	(2.05)	14.43	(13.44)	35,497	0.50	0.93	0.91	5
2021	15.01	0.14	4.58	4.72	(0.92)	(0.27)	(1.19)	18.54	33.05	46,976	0.50	0.93	0.81	10
2020	13.26	0.08	1.93	2.01	(0.26)	—	(0.26)	15.01	15.31	41,757	0.50	0.93	0.59	16
2019	13.25	0.19	0.08	0.27	(0.26)	—	(0.26)	13.26	2.43	70,477	0.50	0.93	1.51	5

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2024 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Multi-Strategy Alternative Fund
Class F
2024	$9.37	$0.25	$0.40	$0.65	$(0.41)	$—	$(0.41)	$9.61	7.01%	$277,779	2.02	%(2)	2.77%	5.33%	150%
2023	9.08	0.36	0.12	0.48	(0.19)	—	(0.19)	9.37	5.40	354,258	1.83	(2)	2.58	3.91	434
2022	10.54	0.08	(0.79)	(0.71)	(0.13)	(0.62)	(0.75)	9.08	(7.24)	394,876	1.93	(2)	2.68	0.83	369
2021	9.98	0.09	0.76	0.85	(0.05)	(0.24)	(0.29)	10.54	8.57	449,934	1.99	(2)	2.75	0.87	424
2020	9.61	0.08	0.39	0.47	(0.10)	—	(0.10)	9.98	4.90	463,468	1.72	(3)	2.54	0.84	527
2019	10.10	0.14	(0.18)	(0.04)	(0.16)	(0.29)	(0.45)	9.61	(0.18)	472,129	1.44	(4)	2.38	1.24	315
Class Y
2024	$9.37	$0.26	$0.40	$0.66	$(0.43)	$—	$(0.43)	$9.60	7.19%	$13,237	1.76	%(5)	2.52%	5.53%	150%
2023	9.08	0.38	0.13	0.51	(0.22)	—	(0.22)	9.37	5.68	14,325	1.58	(5)	2.33	4.12	434
2022	10.55	0.11	(0.81)	(0.70)	(0.15)	(0.62)	(0.77)	9.08	(7.09)	8,069	1.68	(5)	2.43	1.09	369
2021	9.98	0.12	0.77	0.89	(0.08)	(0.24)	(0.32)	10.55	8.94	8,585	1.74	(5)	2.50	1.12	424
2020	9.61	0.11	0.38	0.49	(0.12)	—	(0.12)	9.98	5.16	8,464	1.47	(6)	2.29	1.12	527
2019	10.11	0.13	(0.15)	(0.02)	(0.19)	(0.29)	(0.48)	9.61	(0.01)	9,821	1.20	(7)	2.15	1.11	315
Liquid Alternative Fund
Class F
2024	$10.16	$0.17	$0.47	$0.64	$(0.18)	$(0.09)	$(0.27)	$10.53	6.48%	$195,925	1.04%		1.12%	3.31%	–%
2023(8)	10.00	0.15	0.01	0.16	—	—	—	10.16	1.60	531	1.04		4.16	5.70	–
Class Y
2024	$10.17	$0.20	$0.44	$0.64	$(0.18)	$(0.09)	$(0.27)	$10.54	6.51%	$15,071	0.80%		1.12%	3.95%	–%
2023(8)	10.00	0.10	0.07	0.17	—	—	—	10.17	1.60	10,827	0.80		1.89	3.85	–
Multi-Asset Accumulation Fund
Class F
2024	$6.66	$0.12	$0.58	$0.70	$(0.14)	$—	$(0.14)	$7.22	10.56%	$1,304,504	1.17%		1.33%	3.39%	20%
2023	7.17	0.23	(0.04)	0.19	(0.70)	—	(0.70)	6.66	2.59	1,781,011	1.17		1.32	3.26	72
2022	10.31	0.11	(1.96)	(1.85)	(0.64)	(0.65)	(1.29)	7.17	(20.79)	1,886,712	1.17		1.30	1.25	42
2021	9.55	(0.01)	1.28	1.27	—	(0.51)	(0.51)	10.31	13.73	2,506,500	1.17		1.29	(0.12)	54
2020	10.63	(0.02)	0.18	0.16	(0.13)	(1.11)	(1.24)	9.55	1.51	2,420,060	1.17		1.30	(0.23)	61
2019	9.81	0.08	1.03	1.11	(0.27)	(0.02)	(0.29)	10.63	11.94	2,659,785	1.17		1.30	0.80	63
Class Y
2024	$6.73	$0.10	$0.62	$0.72	$(0.16)	$—	$(0.16)	$7.29	10.73%	$95,516	0.92%		1.08%	2.79%	20%
2023	7.25	0.20	—	0.20	(0.72)	—	(0.72)	6.73	2.73	100,217	0.92		1.07	2.75	72
2022	10.41	0.12	(1.97)	(1.85)	(0.66)	(0.65)	(1.31)	7.25	(20.57)	146,375	0.92		1.05	1.36	42
2021	9.62	(0.02)	1.32	1.30	—	(0.51)	(0.51)	10.41	13.95	193,339	0.92		1.04	(0.15)	54
2020	10.70	(0.03)	0.21	0.18	(0.15)	(1.11)	(1.26)	9.62	1.74	190,469	0.92		1.05	(0.26)	61
2019	9.88	0.07	1.06	1.13	(0.29)	(0.02)	(0.31)	10.70	12.16	220,654	0.92		1.05	0.66	63

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
(2)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.35%.
(3)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.27%.
(4)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.20%.
(5)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.10%.
(6)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.02%.
(7)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.96%.
(8)	Commenced operations on June 30, 2023. All ratios for the period have been annualized.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2024 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Multi-Asset Income Fund
Class F
2024	$9.28	$0.33	$0.54	$0.87	$(0.35)	$—	$(0.35)	$9.80	9.49%	$435,742	0.80%		1.22%	6.97%	16%
2023	9.22	0.62	0.11	0.73	(0.67)	—	(0.67)	9.28	8.02	532,159	0.80		1.21	6.49	39
2022	11.49	0.46	(2.26)	(1.80)	(0.46)	(0.01)	(0.47)	9.22	(16.13)	568,205	0.80		1.20	4.35	24
2021	10.85	0.42	0.61	1.03	(0.39)	—	(0.39)	11.49	9.57	759,685	0.80		1.20	3.71	59
2020	11.07	0.40	(0.20)	0.20	(0.39)	(0.03)	(0.42)	10.85	1.86	770,599	0.80		1.21	3.69	137
2019	10.61	0.45	0.41	0.86	(0.40)	—	(0.40)	11.07	8.29	816,056	0.80		1.20	4.15	76
Class Y
2024	$9.28	$0.34	$0.53	$0.87	$(0.35)	$—	$(0.35)	$9.80	9.54%	$128,651	0.70%		0.97%	7.09%	16%
2023	9.22	0.63	0.11	0.74	(0.68)	—	(0.68)	9.28	8.12	127,673	0.70		0.96	6.59	39
2022	11.49	0.47	(2.26)	(1.79)	(0.47)	(0.01)	(0.48)	9.22	(16.08)	137,959	0.70		0.95	4.46	24
2021	10.85	0.43	0.61	1.04	(0.40)	—	(0.40)	11.49	9.68	172,276	0.70		0.95	3.81	59
2020	11.07	0.41	(0.20)	0.21	(0.40)	(0.03)	(0.43)	10.85	1.96	161,672	0.70		0.96	3.79	137
2019	10.61	0.46	0.41	0.87	(0.41)	—	(0.41)	11.07	8.39	161,776	0.70		0.95	4.25	76
Multi-Asset Inflation Managed Fund
Class F
2024	$7.87	$0.13	$0.12	$0.25	$(0.29)	$—	$(0.29)	$7.83	3.27%	$590,701	2.00	%(2)	2.24%	3.40%	17%
2023	8.68	0.27	(0.12)	0.15	(0.96)	—	(0.96)	7.87	1.46	648,827	1.96	(2)	2.20	3.39	93
2022	8.91	0.34	0.09	0.43	(0.66)	—	(0.66)	8.68	5.10	783,196	1.24	(2)	1.48	3.80	81
2021	7.88	0.24	0.91	1.15	(0.12)	—	(0.12)	8.91	14.71	803,799	1.12	(2)	1.36	2.84	65
2020	8.28	0.10	(0.38)	(0.28)	(0.12)	—	(0.12)	7.88	(3.41)	735,962	1.38	(2)	1.62	1.28	63
2019	8.49	0.14	(0.20)	(0.06)	(0.15)	—	(0.15)	8.28	(0.62)	798,451	1.52	(2)	1.76	1.68	30
Class Y
2024	$7.88	$0.10	$0.15	$0.25	$(0.31)	$—	$(0.31)	$7.82	3.30%	$34,517	1.75	%(3)	1.98%	2.52%	17%
2023	8.69	0.23	(0.06)	0.17	(0.98)	—	(0.98)	7.88	1.75	30,866	1.71	(3)	1.96	2.88	93
2022	8.92	0.34	0.11	0.45	(0.68)	—	(0.68)	8.69	5.36	34,931	0.98	(4)	1.22	3.84	81
2021	7.89	0.22	0.95	1.17	(0.14)	—	(0.14)	8.92	14.99	43,985	0.87	(3)	1.11	2.62	65
2020	8.29	0.11	(0.37)	(0.26)	(0.14)	—	(0.14)	7.89	(3.17)	45,173	1.13	(5)	1.37	1.35	63
2019	8.50	0.13	(0.17)	(0.04)	(0.17)	—	(0.17)	8.29	(0.35)	55,857	1.27	(3)	1.51	1.56	30

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
(2)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.90%.
(3)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.65%.
(4)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.64%.
(5)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.66%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2024 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Multi-Asset Capital Stability Fund
Class F
2024	$10.01	$0.20	$0.40	$0.60	$(0.41)	$—	$(0.41)	$10.20	6.03%	$516,063	0.62%	0.99%	3.91%	108%
2023	9.79	0.33	0.07	0.40	(0.18)	—	(0.18)	10.01	4.19	552,046	0.62	0.98	3.34	103
2022	10.51	0.03	(0.46)	(0.43)	(0.07)	(0.22)	(0.29)	9.79	(4.24)	626,296	0.62	0.98	0.27	69
2021	10.28	—	0.34	0.34	(0.02)	(0.09)	(0.11)	10.51	3.27	682,772	0.62	0.98	— ^	125
2020	10.39	0.04	0.22	0.26	(0.18)	(0.19)	(0.37)	10.28	2.55	732,425	0.62	0.98	0.37	124
2019	10.05	0.15	0.24	0.39	(0.05)	—	(0.05)	10.39	3.94	684,753	0.62	0.98	1.45	128
Class Y
2024	$10.03	$0.20	$0.41	$0.61	$(0.42)	$—	$(0.42)	$10.22	6.14%	$26,257	0.52%	0.74%	4.01%	108%
2023	9.81	0.34	0.08	0.42	(0.20)	—	(0.20)	10.03	4.30	29,524	0.52	0.73	3.43	103
2022	10.54	0.04	(0.47)	(0.43)	(0.08)	(0.22)	(0.30)	9.81	(4.23)	32,510	0.52	0.73	0.36	69
2021	10.30	0.01	0.35	0.36	(0.03)	(0.09)	(0.12)	10.54	3.47	38,031	0.52	0.73	0.08	125
2020	10.41	0.05	0.22	0.27	(0.19)	(0.19)	(0.38)	10.30	2.64	48,307	0.52	0.73	0.48	124
2019	10.07	0.16	0.24	0.40	(0.06)	—	(0.06)	10.41	4.04	47,957	0.52	0.73	1.55	128

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
^	Amount represents less than 0.005%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Notes to Financial Statements/ Notes to Consolidated Financial Statements

March 31, 2024 (Unaudited)

1. ORGANIZATION

SEI Institutional Managed Trust (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 28 funds: Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Tax-Managed International Managed Volatility, Real Estate, Core Fixed Income, High Yield Bond, Conservative Income, Tax-Free Conservative Income, Real Return, Dynamic Asset Allocation, Multi-Strategy Alternative, Liquid Alternative, Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed, and Multi-Asset Capital Stability (each a “Fund,” collectively the “Funds”) each of which are diversified Funds, with the exception of the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds.

The Dynamic Commodity Strategy Subsidiary, Ltd., the Accumulation Commodity Strategy Subsidiary, Ltd. and the Inflation Commodity Strategy Subsidiary, Ltd. are wholly-owned subsidiaries of the Dynamic Asset Allocation, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds, respectively, (each a “Subsidiary”, collectively the “Subsidiaries”). Each Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Dynamic Asset Allocation, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds and their respective subsidiaries have been consolidated in the Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Statement of Cash Flows.

The Trust is registered to offer: Class F shares of the Funds and Class Y shares of the Funds, except for the Large Cap Index and S&P 500 Index Funds and Class I shares of the Large Cap, Large Cap Value, Large Cap Growth, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Core Fixed Income, High Yield Bond and Real Return Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund’s prospectus provides a description of its investment goal and its principal investment strategies and risks.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation —Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC has appointed a Valuation Committee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together the “Policy”).

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-

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party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV per share, with the exception of exchange-traded funds, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above or in the case of an equity tranche of a CDO/CLO, a Fund will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Policy until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a fund calculates its NAV, the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify SIMC, as Valuation Designee if it receives such notification from a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Policy provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Policy. The Valuation Designee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Fair Value Procedures, the Valuation Designee will determine the value after taking into consideration relevant information reasonably available to the Valuation Designee. Examples of factors

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the Valuation Designee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Valuation Designee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Certain of the Funds use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Global Managed Volatility Fund will value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the

NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculate NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds’ administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include

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Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the six month period ended March 31, 2024, maximized the use of observable inputs and minimized the use of unobservable inputs. For details of the investment classification, reference the Schedules of Investments.

For the six month period ended March 31, 2024, there have been no significant changes to the Trust’s fair valuation methodologies.

The unobservable inputs used to determine fair value of reoccurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

For Treasury Inflation-Protected Securities, the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the accompanying Statements of Operations. Such adjustments may have a significant impact on a Fund’s distributions.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statement of Assets and Liabilities/Consolidated Statement of Assets and Liabilities and Consolidated Statement of Cash Flows. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Repurchase Agreements —Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Reverse Repurchase Agreements —To the extent consistent with its Investment Objective and Strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. The segregated assets may consist of cash, U.S.

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March 31, 2024 (Unaudited)

Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the Multi-Asset Accumulation Fund, Multi-Asset Inflation Managed and Dynamic Asset Allocation Fund may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may also invest in equity securities of issuers in commodity-related industries.

The Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. A Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. A Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Multi-Asset Accumulation, Multi-Asset Inflation Managed, and Dynamic Asset Allocation Funds invest in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investment securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

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Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open forward foreign currency contracts as of March 31, 2024, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of March 31, 2024, if applicable.

Inflation-Indexed Bonds — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-

indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Master Limited Partnerships — Investments in units of master limited partnerships (“MLPs”) involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to a Fund of distributions from the MLP, likely causing a reduction in the value of a Fund's shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole.

Options/Swaptions Writing/Purchasing —To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing fund securities or to enhance the Fund’s returns. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

The risk in writing a call option/swaption is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put

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option/swaption is that the Funds may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Funds pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open option/swaption contracts as of March 31, 2024, if applicable.

Securities Sold Short —To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon the close of a short sale.

Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding securities sold short as of March 31, 2024, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on SOFR, LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at year end, if any, are listed after a Fund’s

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portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations or Consolidated Statement of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open swap agreements as of March 31, 2024, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Participation Notes (P-Notes) — To the extent consistent with its Investment Objective and Strategies, a Fund may acquire P-Notes issued by participating banks or broker-dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the- counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, the Fund will incur transaction costs as a result of investments in P-Notes.

Loan Participations and Brady Bonds — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in Loan Participations. Loan Participations include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Each Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, a Fund generally will succeed to all the rights and obligations of an assigning

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Notes to Financial Statements/ Notes to Consolidated Financial Statements (Continued)

March 31, 2024 (Unaudited)

lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, a Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund. The interest rate indicated in the Fund’s Schedule of Investments is the rate in effect at March 31, 2024. Pursuant to the terms of certain loan agreements, the Funds may hold unfunded commitments in loan participations which are disclosed on the Statement of Assets and Liabilities. Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities. The Funds disclosed consent fees and amendment income in the Statement of Operations as “Interest income”.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility, Real Estate and Real Return Funds; are declared and paid annually for the Global Managed Volatility, Tax-Managed International Managed Volatility, Multi-Strategy Alternative, Liquid Alternative, Multi-Asset Accumulation, Multi-Asset Inflation Managed, Multi-Asset Capital Stability and Dynamic Asset Allocation; are declared daily and paid monthly for the Core Fixed Income, High Yield Bond, Conservative Income, Tax-Free Conservative Income and Multi-Asset Income.

SEI Institutional Managed Trust

Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Restricted Securities — The Funds may invest in private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board. Please refer to the Schedule of Investments for Funds that held Restricted Securities.

Investments in Real Estate Investment Trust — With respect to the Real Estate Fund, dividend income is recorded based on the income included in distributions received from the Real Estate Investment Trust (“REIT”) investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Funds.

Investment in Subsidiary — Each of the Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may invest in its own Subsidiary. By investing in a Subsidiary, each Fund is indirectly exposed to the risks associated with such Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds, as investors in their respective Subsidiary, will not have all of the protections offered to investors in registered investment companies.

However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are all managed by SIMC, making it unlikely that a Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own Board of Directors (“Directors”) that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Directors have oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently expected that shares of any Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Funds and the Subsidiaries, respectively, are organized, could result in the inability of a Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Funds and their shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement

SEI Institutional Managed Trust

Notes to Financial Statements/ Notes to Consolidated Financial Statements (Continued)

March 31, 2024 (Unaudited)

amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event was to occur.

Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$-	$108,087,000	$-	$108,087,000
101-200	-	-	-	-	-	-
> than 200	-	-	-	-	-	-
Total	$-	$-	$-	$108,087,000	$-	$108,087,000

MULTI-ASSET INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$525,000	$3,665,000	$11,130,000	$3,065,000	$-	$18,385,000
101-200	-	-	6,091,500	-	-	6,091,500
201-300	-	-	-	-	-	-
301-400	-	-	598,000	-	-	598,000
> than 400	-	-	-	-	-	-
Total	$525,000	$3,665,000	$17,819,500	$3,065,000	$-	$25,074,500

MULTI-ASSET INFLATION MANAGED FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$29,060,000	$14,530,000	$-	$43,590,000
101-200	-	-	-	-	-	-
201-400	-	-	2,850,000	-	-	2,850,000
> than 400	-	-	-	-	614,664	614,664
Total	$-	$-	$31,910,000	$14,530,000	$614,664	$47,054,664

MULTI-ASSET CAPITAL STABILITY FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$600,000	$5,370,000	$-	$5,970,000
101-300	-	-	2,155,112	-	-	2,155,112
> than 300	-	-	6,415,200	-	-	6,415,200
Total	$-	$-	$9,170,312	$5,370,000	$-	$14,540,312

*

The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Managed Trust

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of March 31, 2024 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Large Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$64	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$64			$—
Large Cap Value Fund
Equity contracts	Unrealized appreciation on futures contracts	$105	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$105			$—
Large Cap Growth Fund
Equity contracts	Unrealized appreciation on futures contracts	$73	*	Unrealized depreciation on futures contracts	$—	*
	Unrealized appreciation on swap contracts	2,511	†	Unrealized depreciation on swap contracts	—	†
Total Derivatives not accounted for as hedging instruments		$2,584			$—
Large Cap Index Fund
Equity contracts	Unrealized appreciation on futures contracts	$721	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$721			$—
Tax-Managed Large Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$268	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$268			$—
S&P 500 Index Fund
Equity contracts	Unrealized appreciation on futures contracts	$500	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$500			$—
U.S. Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$110	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$110			$—
Global Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$124	*	Unrealized depreciation on futures contracts	—	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	2,241		Unrealized loss on forward foreign currency contracts	309
Total Derivatives not accounted for as hedging instruments		$2,365			$309

SEI Institutional Managed Trust

Notes to Financial Statements/ Notes to Consolidated Financial Statements (Continued)

March 31, 2024 (Unaudited)

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value
Tax-Managed Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$141	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$141			$—
Tax-Managed International Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$38	*	Unrealized depreciation on futures contracts	$9	*
Total Derivatives not accounted for as hedging instruments		$38			$9
Core Fixed Income Fund
Interest rate contracts	Investments, at value**	$357		Options written, at value	$411
	Unrealized appreciation on future contracts	$2,295	*	Unrealized depreciation on future contracts	$1,861	*
	Unrealized appreciation on swap contracts	4,169	†	Unrealized depreciation on swap contracts	157	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	707		Unrealized loss on forward foreign currency contracts	1,550
	Investments, at value**	7		Options written, at value	—
Credit contracts	Unrealized appreciation on swap contracts	61	†	Unrealized depreciation on swap contracts	19	†
Total Derivatives not accounted for as hedging instruments		$7,596			$3,998
High Yield Bond Fund
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$6		Unrealized loss on forward foreign currency contracts	$—
Total Derivatives not accounted for as hedging instruments		$6			$—
Dynamic Asset Allocation Fund
Equity contracts	Unrealized appreciation on futures contracts	$3,407	*	Unrealized depreciation on futures contracts	$—	*
	Investments, at value**	3,768		Options and Swaptions written, at value	2,208
Interest Rate contracts	Unrealized appreciation on swap contracts	14,812	†	Unrealized depreciation on swap contracts	11,168	†
Commodity contracts	Unrealized appreciation on swap contracts	388	†	Unrealized depreciation on swap contracts	—	†
Total Derivatives not accounted for as hedging instruments		$22,375			$13,376
Multi-Strategy Alternative Fund
Equity contracts	Investments, at value**	$11		Options and Swaptions written, at value	$4
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	17		Unrealized loss on forward foreign currency contracts	1
Credit contracts	Unrealized appreciation on swap contracts	—	†	Unrealized depreciation on swap contracts	19	†
Total Derivatives not accounted for as hedging instruments		$28			$24

SEI Institutional Managed Trust

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value

Liquid Alternative Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$332	*
Foreign exchange contracts	Unrealized appreciation on futures contracts	3,160	*	Unrealized depreciation on futures contracts	—	*
Equity contracts	Unrealized appreciation on futures contracts	877	*	Unrealized depreciation on futures contracts	72	*
Total Derivatives not accounted for as hedging instruments		$4,037			$404
Multi-Asset Accumulation Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$7,042	*	Unrealized depreciation on futures contracts	$276	*
Equity Contracts	Unrealized appreciation on futures contracts	12,562	*	Unrealized appreciation on futures contracts	1,359	*
	Unrealized appreciation on swap contracts	503	†	Unrealized depreciation on swap contracts	349	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	3,165		Unrealized loss on forward foreign currency contracts	1,081
Commodity contracts	Unrealized appreciation on futures contracts	12,478	*	Unrealized depreciation on future contracts	1,625	*
Total Derivatives not accounted for as hedging instruments		$35,750			$4,690
Multi-Asset Income Fund
Interest rate contracts	Unrealized appreciation on			Unrealized depreciation on
	futures contracts	$748	*	futures contracts	$259	*
	Unrealized appreciation on swap contracts	546	†	Unrealized depreciation on swap contracts	1,000	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	334		Unrealized loss on forward foreign currency contracts	294
	Investments, at value**	1		Options and Swaptions written, at value	11
Credit contracts	Unrealized appreciation on swap contracts	462	†	Unrealized depreciation on swap contracts	38	†
Total Derivatives not accounted for as hedging instruments		$2,091			$1,602
Multi-Asset Inflation Managed Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$90	*	Unrealized depreciation on futures contracts	$21	*
	Unrealized appreciation on swap contracts	1,831	†	Unrealized depreciation on swap contracts	—	†
Equity contracts	Unrealized appreciation on futures contracts	—	*	Unrealized depreciation on futures contracts	327	*
	Investments, at value**	140		Options and Swaptions written, at value	87
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	20		Unrealized loss on forward foreign currency contracts	—
Commodity contracts	Unrealized appreciation on futures contracts	9,504	*	Unrealized depreciation on future contracts	6,278	*
Credit contracts	Unrealized appreciation on swaps contracts	401	†	Unrealized depreciation on swaps contracts	718	†
Total Derivatives not accounted for as hedging instruments		$11,986			$7,431

SEI Institutional Managed Trust

Notes to Financial Statements/ Notes to Consolidated Financial Statements (Continued)

March 31, 2024 (Unaudited)

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value

Multi-Asset Capital Stability Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$329	*	Unrealized depreciation on futures contracts	$28	*
	Unrealized appreciation on swap contracts	326	†	Unrealized depreciation on swap contracts	10	†
Equity contracts	Unrealized appreciation on futures contracts	2,194	*	Unrealized depreciation on futures contracts	154	*
	Unrealized appreciation on swap contracts	132	†	Unrealized depreciation on swap contracts	—	†
	Investments, at value**	12		Options written, at value	6
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,960		Unrealized loss on forward foreign currency contracts	888
Credit contracts	Unrealized appreciation on swap contracts	353	†	Unrealized depreciation on swap contracts	—	†
Total Derivatives not accounted for as hedging instruments		$5,306			$1,086

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities or Consolidated Statements of Assets & Liabilities.

†

Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities or Consolidated Statements of Assets & Liabilities for swap contracts that have paid premiums.

** Includes purchased options and/or swaptions.

The effect of derivative instruments on the Statements of Operations/Consolidated Statements of Operations for the year or period ended March 31, 2024:

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Large Cap Fund
Equity contracts	$—	$—	$1,340	$—	$—	$1,340
Total	$—	$—	$1,340	$—	$—	$1,340

Large Cap Value Fund
Equity contracts	$—	$—	$958	$—	$—	$958
Total	$—	$—	$958	$—	$—	$958

Large Cap Growth Fund
Equity contracts	$—	$—	$2,062	$—	$13,449	$15,511
Total	$—	$—	$2,062	$—	$13,449	$15,511

Large Cap Index Fund
Equity contracts	$—	$—	$3,109	$—	—	$3,109
Total	$—	$—	$3,109	$—	$—	$3,109

Tax-Managed Large Cap Fund
Equity contracts	$—	$—	$2,273	$—	$—	$2,273
Total	$—	$—	$2,273	$—	$—	$2,273

S&P 500 Index Fund
Equity contracts	$—	$—	$2,450	$—	$—	$2,450
Total	$—	$—	$2,450	$—	$—	$2,450

Small Cap Fund
Equity contracts	$—	$—	$9	$—	$—	$9
Total	$—	$—	$9	$—	$—	$9

SEI Institutional Managed Trust

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Small Cap Value Fund
Equity contracts	$—	$—	$(116)	$—	$—	$(116)
Total	$—	$—	$(116)	$—	$—	$(116)

Small Cap Growth Fund
Equity contracts	$—	$—	$(70)	—	$—	$(70)
Total	$—	$—	$(70)	$—	$—	$(70)

Tax-Managed Small/Mid Cap Fund
Equity contracts	$—	$—	$(3)	$—	$—	$(3)
Total	$—	$—	$(3)	$—	$—	$(3)

Mid-Cap Fund
Equity contracts	$—	$—	$159	$—	$—	$159
Total	$—	$—	$159	$—	$—	$159

U.S. Managed Volatility Fund
Equity contracts	$—	$—	$638	$—	$—	$638
Total	$—	$—	$638	$—	$—	$638

Global Managed Volatility Fund
Foreign exchange contracts	$—	$—	$—	$957	$—	$957
Equity contracts	—	—	753	—	—	753
Total	$—	$—	$753	$957	$—	$1,710

Tax-Managed Managed Volatility Fund
Equity contracts	$—	$—	$1,132	$—	$—	$1,132
Total	$—	$—	$1,132	$—	$—	$1,132

Tax-Managed International Managed Volatility Fund
Foreign exchange contracts	$—	$—	$—	$(37)	$—	$(37)
Equity contracts	—	—	338	—	—	338
Total	$—	$—	$338	$(37)	$—	$301

Core Fixed Income Fund
Interest rate contracts	$—	$—	$(5,943)	$—	$3,020	$(2,923)
Foreign exchange contracts	(222)	15	—	(852)	—	(1,059)
Credit contracts	—	—	—	—	1,238	1,238
Equity contracts	(4,073)	4,775	—	—	—	702
Total	$(4,295)	$4,790	$(5,943)	$(852)	$4,258	$(2,042)

High Yield Bond Fund
Foreign exchange contracts	$—	$—	$—	$(8)	$—	$(8)
Total	$—	$—	$—	$(8)	$—	$(8)

Dynamic Asset Allocation Fund
Interest rate contracts	$—	$—	$—	$—	$795	$795
Equity contracts	(4,955)	1,765	9,627	—	1,155	7,592
Commodity contracts	—	—	—	—	(3,706)	(3,706)
Total	$(4,955)	$1,765	$9,627	$—	$(1,756)	$4,681

Multi-Strategy Alternative Fund
Foreign exchange contracts	$—	$—	$—	$(20)	$—	$(20)
Credit contracts	—	—	—	—	(221)	(221)
Equity contracts	(111)	56	—	—	—	(55)
Total	$(111)	$56	$—	$(20)	$(221)	$(296)

SEI Institutional Managed Trust

Notes to Financial Statements/ Notes to Consolidated Financial Statements (Continued)

March 31, 2024 (Unaudited)

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Liquid Alternative Fund
Interest rate contracts	$—	$—	$(752)	$—	$—	$(752)
Foreign exchange contracts	—	—	(1,267)	—	—	(1,267)
Equity contracts	—	—	5,445	—	—	5,445
Total	$—	$—	$3,426	$—	$—	$3,426

Multi-Asset Accumulation Fund
Interest rate contracts	$—	$—	$(21,335)	$—	$—	$(21,335)
Foreign exchange contracts	—	—	—	2,689	—	2,689
Equity contracts	—	—	65,845	—	(3,303)	62,542
Commodity contracts	—	—	(11,785)	—	—	(11,785)
Total	$—	$—	$32,725	$2,689	$(3,303)	$32,111

Multi-Asset Income Fund
Interest rate contracts	$—	$—	$(927)	$—	$224	$(703)
Foreign exchange contracts	(178)	52	—	500	—	374
Credit contracts	—	—	—	—	158	158
Equity contracts	(36)	30	—	—	—	(6)
Total	$(214)	$82	$(927)	$500	$382	$(177)

Multi-Asset Inflation Managed Fund
Interest rate contracts	$—	$—	$(277)	$—	$500	$223
Foreign exchange contracts	—	—	—	68	—	68
Credit contracts	—	—	—	—	(305)	(305)
Equity contracts	(139)	73	(3,587)	—	—	(3,653)
Commodity contracts	—	—	(5,529)	—	—	(5,529)
Total	$(139)	$73	$(9,393)	$68	$195	$(9,196)

Multi-Asset Capital Stability Fund
Interest rate contracts	$—	$—	$(227)	$—	$(253)	$(480)
Foreign exchange contracts	—	—	—	4,593	—	4,593
Credit contracts	—	—	—	—	280	280
Equity contracts	(312)	266	12,917	—	—	12,871
Total	$(312)	$266	$12,690	$4,593	$27	$17,264

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Large Cap Fund
Equity contracts	$—	$—	$304	$—	$—	$304
Total	$—	$—	$304	$—	$–	$304

Large Cap Value Fund
Equity contracts	$—	$—	$176	$—	$—	$176
Total	$—	$—	$176	$—	$–	$176

Large Cap Growth Fund
Equity contracts	$—	$—	$139	$—	$3,207	$3,346
Total	$—	$—	$139	$—	$3,207	$3,346

Large Cap Index Fund
Equity contracts	$—	$—	$1,327	$—	$—	$1,327
Total	$—	$—	$1,327	$—	$–	$1,327

SEI Institutional Managed Trust

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Tax-Managed Large Cap Fund
Equity contracts	$—	$—	$634	$—	$—	$634
Total	$—	$—	$634	$—	$–	$634

S&P 500 Index Fund
Equity contracts	$—	$—	$1,453	$—	$—	$1,453
Total	$—	$—	$1,453	$—	$–	$1,453

U.S. Managed Volatility Fund
Equity contracts	$—	$—	$359	$—	$—	$359
Total	$—	$—	$359	$—	$–	$359

Global Managed Volatility Fund
Foreign exchange contracts	$—	$—	$—	$84	$—	$84
Equity contracts	—	—	307	—	—	307
Total	$—	$—	$307	$84	$–	$391

Tax-Managed Managed Volatility Fund
Equity contracts	$—	$—	$342	$—	$—	$342
Total	$—	$—	$342	$—	$–	$342

Tax-Managed International Managed Volatility Fund
Equity contracts	$—	$—	$28	$—	$—	$28
Total	$—	$—	$28	$—	$–	$28

Core Fixed Income Fund
Interest rate contracts	$—	$—	$6,840	$—	$(3,611)	$3,229
Foreign exchange contracts	(60)	—	—	389	—	329
Credit contracts	—	—	—	—	162	162
Equity contracts	(659)	1,229	—	—	—	570
Total	$(719)	$1,229	$6,840	$389	$(3,449)	$4,290

High Yield Bond Fund
Foreign exchange contracts	$—	$—	$—	$8	$—	$8
Total	$—	$—	$—	$8	$–	$8

Dynamic Asset Allocation Fund
Interest rate contracts	$—	$—	$—	$—	$(2,108)	$(2,108)
Equity contracts	(1,157)	(686)	6,106	—	6,903	11,166
Commodity contracts	—	—	—	—	976	976
Total	$(1,157)	$(686)	$6,106	$—	$5,771	$10,034

Multi-Strategy Alternative Fund
Foreign exchange contracts	$—	$—	$—	$5	$—	$5
Credit contracts	—	—	—	—	42	42
Equity contracts	(41)	3	—	—	—	(38)
Total	$(41)	$3	$—	$5	$42	$9

Liquid Alternative Fund
Interest rate contracts	$—	$—	$(523)	$—	$—	$(523)
Foreign exchange contracts	—	—	3,119	—	—	3,119
Equity contracts	—	—	905	—	—	905
Total	$—	$—	$3,501	$—	$–	$3,501

SEI Institutional Managed Trust

Notes to Financial Statements/ Notes to Consolidated Financial Statements (Continued)

March 31, 2024 (Unaudited)

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Multi-Asset Accumulation Fund
Interest rate contracts	$—	$—	$38,353	$—	$—	$38,353
Foreign exchange contracts	—	—	—	(4,375)	—	(4,375)
Equity contracts	—	—	34,507	—	415	34,922
Commodity contracts	—	—	15,062	—	—	15,062
Total	$—	$—	$87,922	$(4,375)	$415	$83,962

Multi-Asset Income Fund
Interest rate contracts	$—	$—	$4,453	$—	$(714)	$3,739
Foreign exchange contracts	(143)	37	—	(361)	—	(467)
Credit contracts	—	—	—	—	28	28
Equity contracts	7	—	—	—	—	7
Total	$(136)	$37	$4,453	$(361)	$(686)	$3,307

Multi-Asset Inflation Managed Fund
Interest rate contracts	$—	$—	$374	$—	$(857)	$(483)
Foreign exchange contracts	—	—	—	(87)	—	(87)
Credit contracts	—	—	—	—	(307)	(307)
Equity contracts	51	(13)	(1,414)	—	—	(1,376)
Commodity contracts	—	—	3,725	—	—	3,725
Total	$51	$(13)	$2,685	$(87)	$(1,164)	$1,472

Multi-Asset Capital Stability Fund
Interest rate contracts	$—	$—	$1,062	$—	$763	$1,825
Foreign exchange contracts	—	—	—	(1,417)	—	(1,417)
Credit contracts	—	—	—	—	358	358
Equity contracts	(120)	(8)	3,065	—	81	3,018
Total	$(120)	$(8)	$4,127	$(1,417)	$1,202	$3,784

The following table discloses the average quarterly balances of the Funds' derivative activity during the year or period ended March 31, 2024 ($ Thousands):

	Large Cap Fund	Large Cap Value Fund	Large Cap Growth Fund	Large Cap Index Fund	Tax-Managed Large Cap Fund
Futures Contracts:
Average Notional Balance Long	$7,917	$8,602	$10,105	$28,077	$12,619
Credit Default Swaps:
Average Notional Balance Buy Protection	–	–	37,810	–	–

S&P 500 Index Fund
Futures Contracts:
Average Notional Balance Long	$18,060

	Mid-Cap Fund	U.S. Managed Volatility Fund	Global Managed Volatility Fund	Tax-Managed Managed Volatility Fund	Tax-Managed International Managed Volatility Fund
Futures Contracts:
Average Notional Balance Long	$401	$8,118	$4,942	$5,009	$1,847
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	354,658	–	–
Average Notional Balance Short	–	–	356,182	–	–

SEI Institutional Managed Trust

	Core Fixed Income Fund	High Yield Bond Fund	Dynamic Asset Allocation Fund	Multi-Strategy Alternative Fund	Liquid Alternative Fund
Futures Contracts:
Average Notional Balance Long	$946,066	$–	$110,527	$–	$114,684
Average Notional Balance Short	210,808	–	–	–	100,341
Forward Foreign Currency Contracts:
Average Notional Balance Long	80,613	454	–	1,426	–
Average Notional Balance Short	80,294	455	–	1,432	–
Credit Default Swaps:
Average Notional Balance Buy Protection	8,467	–	–	11,147	–
Average Notional Balance Sell Protection	117,741	–	–	–	–
Total Return Swaps
Average Notional Balance Long	–	–	70,978	–	–
Average Notional Balance Short	–	–	–	–	–
Interest Rate Swaps
Average Notional Balance	182,353	–	5,619,491	–	–
Options/Swaptions:
Average Notional Balance Long†	582	–	4,033	51	–
Average Notional Balance Short†	875	–	1,401	18	–

	Multi-Asset Accumulation Fund	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund
Futures Contracts:
Average Notional Balance Long	$2,347,429	$220,273	$170,689	$230,140
Average Notional Balance Short	66,743	17,282	51,452	16,709
Forward Foreign Currency Contracts:
Average Notional Balance Long	634,818	73,373	2,198	264,855
Average Notional Balance Short	634,894	73,258	2,237	267,282
Credit Default Swaps:
Average Notional Balance Buy Protection	–	3,939	54,920	–
Average Notional Balance Sell Protection	15,691	33,728	32,535	15,691
Total Return Swaps
Average Notional Balance Long	48,180	–	–	–
Average Notional Balance Short	32,583	–	–	–
Interest Rate Swaps
Average Notional Balance	–	294,494	157,464	25,707
Options/Swaptions:
Average Notional Balance Long†	–	97	60	51
Average Notional Balance Short†	–	32	43	30

† Represents cost.

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as

SEI Institutional Managed Trust

Notes to Financial Statements/ Notes to Consolidated Financial Statements (Continued)

March 31, 2024 (Unaudited)

deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is reduced as placement due to the Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. Refer to each Funds Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities for market value, variation margin and collateral of exchange-traded or centrally cleared financial derivative instruments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

SEI Institutional Managed Trust

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2024 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
Global Managed Volatility Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Barclay Bank PLC	$682	$—	$—	$682	$23	$—	$—	$—	$23	$659	$—	$659
BNP Paribas	435	—	—	435	31	—	—	—	31	404	—	404
Brown Brothers Harriman	142	—	—	142	248	—	—	—	248	(106)	—	(106)
Standard Chartered	276	—	—	276	—	—	—	—	—	276	—	276
Westpack Banking	706	—	—	706	7	—	—	—	7	699	—	699
Total Over the Counter	$2,241	$—	$—	$2,241	$309	$—	$—	$—	$309

	Financial Derivative Assets				Financial Derivative Liabilities
Core Fixed Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
BNP Paribas	$—	$—	$—	$—	$174	$—	$—	$—	$174	$(174)	$—	$(174)
Citigroup	156	—	—	156	286	—	157	—	443	(287)	—	(287)
Goldman Sachs	302	—	—	302	76	—	—	—	76	226	—	226
Morgan Stanley	249	—	—	249	1,014	—	—	—	1,014	(765)	—	(765)
Total Over the Counter	$707	$—	$—	$707	$1,550	$—	$157	$—	$1,707

	Financial Derivative Assets				Financial Derivative Liabilities
High Yield Bond Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Barclays PLC	$6	$—	$—	$6	$—	$—	$—	$—	$—	$6	$—	$6
Total Over the Counter	$6	$—	$—	$6	$—	$—	$—	$—	$—

	Financial Derivative Assets				Financial Derivative Liabilities
Dynamic Asset Allocation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$—	$3,383	$—	$3,383	$—	$2,038	$—	$—	$2,038	$1,345	$—	$1,345
Goldman Sachs	—	385	388	773	—	170	—	—	170	603	—	603
Total Over the Counter	$—	$3,768	$388	$4,156	$—	$2,208	$—	$—	$2,208

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Strategy Alternative Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Barclays PLC	$2	$—	$—	$2	$1	$—	$—	$—	$1	$1	$—	$1
BNYMellon	15	—	—	15	—	—	—	—	—	15	—	15
Total Over the Counter	$17	$—	$—	$17	$1	$—	$—	$—	$1

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Accumulation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$—	$—	$366	$366	$—	$—	$197	$—	$197	$169	$—	$169
Bank of New York	21	—	—	21	22	—	—	—	22	(1)	—	(1)
Barclays	180	—	—	180	—	—	—	—	—	180	—	180
Brown Brothers Harriman	5	—	—	5	6	—	—	—	6	(1)	—	(1)
Citibank	—	—	137	137	—	—	120	—	120	17	—	17

SEI Institutional Managed Trust

Notes to Financial Statements/ Notes to Consolidated Financial Statements (Continued)

March 31, 2024 (Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Accumulation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Citigroup	1,414	—	—	1,414	589	—	—	—	589	825	—	825
JPMorgan Chase Bank	1,255	—	—	1,255	455	—	32	—	487	768	—	768
State Street	290	—	—	290	9	—	—	—	9	281	—	281
Total Over the Counter	$3,165	$—	$503	$3,668	$1,081	$—	$349	$—	$1,430

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$—	$—	$—	$—	$6	$—	$—	$—	$6	$(6)	$—	$(6)
BNP Paribas	3	—	—	3	5	—	—	—	5	(2)	—	(2)
Citigroup	143	—	—	143	157	—	—	—	157	(14)	—	(14)
Goldman Sachs	96	—	—	96	36	—	—	—	36	60	—	60
JPMorgan Chase	84	—	—	84	8	—	53	—	61	23	—	23
Morgan Stanley	8	—	—	8	70	—	—	—	70	(62)	—	(62)
RBC	—	—	—	—	3	—	—	—	3	(3)	—	(3)
State Street	—	—	—	—	4	—	—	—	4	(4)	—	(4)
Westpac Banking	—	—	—	—	5	—	—	—	5	(5)	—	(5)
Total Over the Counter	$334	$—	$—	$334	$294	$—	$53	$—	$347

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Inflation Managed Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Chase Securities	$—	$—	$—	$—	$—	$—	$—	$70,747	$70,747	$(70,747)	$—	$	(70,747)
Citibank	—	—	—	—	—	—	20	—	20	20	—		20
Deutsche Bank	20	—	—	20	—	—	28	—	28	(8)	—		(8)
Goldman Sachs	—	—	—	—	—	—	33	—	33	(33)	—		(33)
Total Over the Counter	$20	$—	$—	$20	$—	$—	$81	$70,747	$70,828

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Capital Stability Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$45	$—	$—	$45	$83	$—	$—	$—	$83	$(38)	$—	$(38)
Barclays PLC	—	—	—	—	4	—	—	—	4	(4)	—	(4)
BNP Paribas	19	—	—	19	—	—	—	—	—	19	—	19
Brown Brothers Harriman	201	—	—	201	196	—	—	—	196	5	—	5
Citigroup	8	—	—	8	31	—	—	—	31	(23)	—	(23)
Deutsche Bank	87	—	—	87	62	—	—	—	62	25	—	25
Goldman Sachs	91	—	132	223	142	—	—	—	142	81	—	81
HSBC	1,072	—	—	1,072	15	—	—	—	15	1,057	—	1,057
JPMorgan Chase Bank	89	—	—	89	24	—	—	—	24	65	—	65
Merrill Lynch	127	—	—	127	160	—	—	—	160	(33)	—	(33)
Morgan Stanley	161	—	—	161	112	—	—	—	112	49	—	49
RBS	46	—	—	46	58	—	—	—	58	(12)	—	(12)
UBS	14	—	—	14	1	—	—	—	1	13	—	13
Total Over the Counter	$1,960	$—	$132	$2,092	$888	$—	$—	$—	$888

(1) Net Exposures represents the net receivable/(payable) that would be due from /to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

SEI Institutional Managed Trust

5. BASIS FOR CONSOLIDATION FOR THE DYNAMIC ASSET ALLOCATION FUND, MULTI-ASSET ACCUMULATION FUND AND MULTI-ASSET INFLATION MANAGED FUND

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows, and the Consolidated Financial Highlights of the Dynamic Asset Allocation Fund, Multi-Asset Accumulation Fund and Multi-Asset Inflation Managed Fund include the accounts of their respective Subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. Each of the Subsidiaries has a fiscal year end of September 30th for financial statement consolidation purposes and a nonconforming tax year end of August 31.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). Each Subsidiary’s taxable income is included in the calculation of the relevant Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Dynamic Asset Allocation Fund, Multi-Asset Accumulation Fund, and Multi-Asset Inflation Managed Fund may each invest up to 25% of their total assets in its respective Subsidiary.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at March 31, 2024 ($ Thousands)	% of Total Net Assets at March 31, 2024
Dynamic Commodity Strategy Subsidiary, Ltd.	March 28, 2018	$102,587	12.6%
Accumulation Commodity Strategy Subsidiary, Ltd.	April 9, 2012	223,500	16.0%
Inflation Commodity Strategy Subsidiary Ltd.	April 9, 2012	128,755	20.6%

Gains and losses attributed to the Funds’ investments in Subsidiaries are as follows:

	Dynamic Commodity Strategy Subsidiary, Ltd. ($ Thousands)	Accumulation Commodity Strategy, Ltd. ($ Thousands)	Inflation Commodity Strategy Subsidiary, Ltd. ($ Thousands)
Net Investment Income:
Investment Income	$2,265	$7,116	$3,444
Net Realized Gain (Loss) on:
Investments	—	(77)	2,834
Futures Contracts	2,730	(11,785)	(5,529)
Swap Contracts	(5,066)	—	—
Purchased Options and Swaptions	—	—	(139)
Written Options and Swaptions	—	—	73
Net realized loss on securities sold, not yet purchased	—	—	(2,838)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	43	155
Futures Contracts	1,663	15,062	3,815
Swap Contracts	1,873	—	—
Purchased Options and Swaptions	—	—	51
Written Options and Swaptions	—	—	(13)

	Dynamic Commodity Strategy Subsidiary, Ltd. ($ Thousands)	Accumulation Commodity Strategy, Ltd. ($ Thousands)	Inflation Commodity Strategy Subsidiary, Ltd. ($ Thousands)
Total gains and losses attributed to the Funds' investment in Subsidiaries	$3,465	$3,243	$1,853

6. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (“the Distributor”) is the Distributor of the shares of the Funds. The Funds have adopted a shareholder services plan and agreement (the “Service Plan”) with respect to Class F and Class I Shares that allows such shares to pay service providers a fee,

SEI Institutional Managed Trust

Notes to Financial Statements/ Notes to Consolidated Financial Statements (Continued)

March 31, 2024 (Unaudited)

based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The Funds have also adopted an, administrative services plan and agreement (the “Administrative Service Plan”) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Service Plan and Administrative Service Plan provide that shareholder service fees and administrative service fees, respectively, on Class F and Class I Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services and administrative services, as applicable, with respect to the Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, proxy fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntarily and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

The Administrator has voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Conservative Income and Tax Free Conservative Funds in order to limit the one-day net income yield of the Funds to not less than 0.01% of the Funds’ average daily net assets.

SEI Institutional Managed Trust

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Large Cap Fund
Class F	0.3900%	0.25%	—	0.89%
Class Y	0.3900%	—	—	0.64%
Large Cap Value Fund
Class F	0.3500%	0.25%	—	0.89%
Class I	0.3500%	0.25%	0.25%	1.11%
Class Y	0.3500%	—	—	0.64%
Large Cap Growth Fund
Class F	0.4000%	0.25%	—	0.89%
Class I	0.4000%	0.25%	0.25%	1.11%
Class Y	0.4000%	—	—	0.64%
Large Cap Index Fund
Class F	0.0500%	0.25%	—	0.25%
Tax-Managed Large Cap Fund
Class F	0.4000%	0.25%	—	0.89%
Class Y	0.4000%	—	—	0.64%
S&P 500 Index Fund
Class F	0.0300%	0.25%	—	0.25%
Class I	0.0300%	0.25%	0.25%	0.65%
Small Cap Fund
Class F	0.6500%	0.25%	—	1.14%
Class Y	0.6500%	—	—	0.89%
Small Cap Value Fund
Class F	0.6500%	0.25%	—	1.14%
Class I	0.6500%	0.25%	0.25%	1.36%
Class Y	0.6500%	—	—	0.89%
Small Cap Growth Fund
Class F	0.6500%	0.25%	—	1.11%
Class I	0.6500%	0.25%	0.25%	1.36%
Class Y	0.6500%	—	—	0.86%
Tax-Managed Small/Mid Cap Fund
Class F	0.6500%	0.25%	—	1.11%
Class Y	0.6500%	—	—	0.89%
Mid-Cap Fund
Class F	0.4000%	0.25%	—	0.98%
Class I	0.4000%	0.25%	0.25%	1.20%
Class Y	0.4000%	—	—	0.73%
U.S. Managed Volatility Fund
Class F	0.6500%	0.25%	—	0.90%
Class I	0.6500%	0.25%	0.25%	1.15%
Class Y	0.6500%	—	—	0.65%
Global Managed Volatility Fund
Class F	0.6500%	0.25%	—	1.11%
Class I	0.6500%	0.25%	0.25%	1.36%
Class Y	0.6500%	—	—	0.86%
Tax-Managed Managed Volatility Fund
Class F	0.6500%	0.25%	—	1.00%
Class Y	0.6500%	—	—	0.75%

SEI Institutional Managed Trust

Notes to Financial Statements/ Notes to Consolidated Financial Statements (Continued)

March 31, 2024 (Unaudited)

	Advisory Fees	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Tax-Managed International Managed Volatility Fund
Class F	0.6500%	0.25%	—	1.11%
Class Y	0.6500%	—	—	0.86%
Real Estate Fund
Class F	0.6500%	0.25%	—	1.14%
Class I	0.6500%	0.25%	0.25%	1.36%
Class Y	0.6500%	—	—	0.89%
Core Fixed Income Fund
Class F	0.2750%	0.25%	—	0.66%
Class I	0.2750%	0.25%	0.25%	0.88%
Class Y	0.2750%	—	—	0.41%
High Yield Bond Fund
Class F	0.4875%	0.25%	—	0.89%
Class I	0.4875%	0.25%	0.25%	1.11%
Class Y	0.4875%	—	—	0.64%
Conservative Income Fund
Class F	0.1000%	0.25%	—	0.30%
Class Y	0.1000%	—	—	0.20%
Tax-Free Conservative Income Fund
Class F	0.1000%	0.25%	—	0.30%
Class Y	0.1000%	—	—	0.20%
Real Return Fund
Class F	0.2200%	0.25%	—	0.45%
Class Y	0.2200%	—	—	0.35%
Dynamic Asset Allocation Fund
Class F	0.6000%	0.25%	—	0.75%
Class Y	0.6000%	—	—	0.50%
Multi-Strategy Alternative Fund
Class F	1.5000%	0.25%	—	1.35%
Class Y	1.5000%	—	—	1.10%
Liquid Alternative Fund
Class F	0.5000%	0.25%	—	1.05%
Class Y	0.5000%	—	—	0.80%
Multi-Asset Accumulation Fund
Class F	0.7500%	0.25%	—	1.17%
Class Y	0.7500%	—	—	0.92%
Multi-Asset Income Fund
Class F	0.6000%	0.25%	—	0.80%
Class Y	0.6000%	—	—	0.70%
Multi-Asset Inflation Managed Fund
Class F	0.5500%	0.25%	—	1.24%
Class Y	0.5500%	—	—	0.98%
Multi-Asset Capital Stability Fund
Class F	0.4000%	0.25%	—	0.62%
Class Y	0.4000%	—	—	0.52%

SEI Institutional Managed Trust

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Large Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Value Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Growth Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Index Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Large Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Value Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Growth Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Small/Mid Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Mid-Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
U.S. Managed Volatility Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Global Managed Volatility Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Managed Volatility Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed International Managed Volatility Fund	0.400%	0.3400%	0.2800%	0.2350%	0200%
Real Estate Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Core Fixed Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
High Yield Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Conservative Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Tax-Free Conservative Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Real Return Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Dynamic Asset Allocation Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Strategy Alternative Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Liquid Alternative Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Accumulation Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Income Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Inflation Managed Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Capital Stability Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%

	First $2 Billion	Next $500 Million	Next $500 Million	Over $3 Billion
S&P 500 Index Fund	0.220%	0.2100%	0.1650%	0.120%

As of March 31, 2024, SIMC has entered into investment sub-advisory agreements with the following affiliated and unaffiliated parties:

Investment Sub-Adviser

Large Cap Fund

Brandywine Global Investment Management, LLC

Copeland and Capital Management LLC

Fred Alger Management, LLC

LSV Asset Management*

Mar Vista Investment Partners, LLC

Parametric Portfolio Associates LLC

Large Cap Value Fund

Brandywine Global Investment Management, LLC

Cullen Capital Management, LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Large Cap Growth Fund

Fred Alger Management, LLC

Mackenzie Investment Corporation

Parametric Portfolio Associates LLC

PineStone Asset Management Inc.

Large Cap Index Fund

SSGA Funds Management, Inc.

Tax-Managed Large Cap Fund

Brandywine Global Investment Management, LLC

Cullen Capital Management, LLC

LSV Asset Management*

Mar Vista Investment Partners, LLC

Parametric Portfolio Associates LLC

PineStone Asset Management Inc.

S&P 500 Index Fund

SSGA Funds Management, Inc.

Small Cap Fund

Copeland Capital Management, LLC

EAM Investors, LLC

Easterly Investment Partners LLC

Hillsdale Investment Management Inc.

Los Angeles Capital Management, LLC

Leeward Investments, LLC

Parametric Portfolio Associates LLC

Small Cap Value Fund

Cardinal Capital Management, LLC

Easterly Investment Partners LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

SEI Institutional Managed Trust

Notes to Financial Statements/ Notes to Consolidated Financial Statements (Continued)

March 31, 2024 (Unaudited)

Small Cap Growth Fund

ArrowMark Colorado Holdings LLC

EAM Investors LLC

Jackson Creek Investment Advisors, LLC

Parametric Portfolio Associates LLC

Tax-Managed Small/Mid Cap Fund

Cardinal Capital Management, LLC

Easterly Investment Partners LLC

Hillsdale Investment Management Inc.

Martingale Asset Management, LP

Parametric Portfolio Associates LLC

Rice Hall James & Associates LLC

Mid-Cap Fund

Leeward Investments, LLC

Los Angeles Capital Management LLC

U.S. Managed Volatility Fund

Allspring Global Investments, LLC

LSV Asset Management*

Global Managed Volatility Fund

Acadian Asset Management LLC

Allspring Global Investments, LLC

Tax-Managed Managed Volatility Fund

Allspring Global Investments, LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Tax-Managed International Managed Volatility Fund

Acadian Asset Management LLC

Allspring Global Investments, LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Real Estate Fund

CenterSquare Investment Management LLC

Core Fixed Income Fund

Allspring Global Investments, LLC

Jennison Associates LLC

MetLife Investment Management, LLC

Metropolitan West Asset Management, LLC

Western Asset Management Company, LLC

Western Asset Management Company Limited

High Yield Bond Fund

Ares Capital Management II LLC

Benefit Street Partners, LLC

Brigade Capital Management, LP

J.P. Morgan Investment Management, Inc.

T. Rowe Price Associates, Inc.

Conservative Income Fund

BlackRock Advisors, LLC

Tax-Free Conservative Income Fund

BlackRock Advisors, LLC

Dynamic Asset Allocation Fund

SSGA Funds Management, Inc.

Multi-Strategy Alternative Fund

Brigade Capital Management, LP

Global Credit Advisers, LLC

Kettle Hill Capital Management LLC

Mountaineer Partners Management, LLC

Liquid Alternative Fund

Dynamic Beta Investments, LLC

Multi-Asset Accumulation Fund

AQR Capital Management, LLC

PanAgora Asset Management Inc.

Multi-Asset Income Fund

Goldman Sachs Asset Management, LP

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company PTE Ltd.

Multi-Asset Inflation Managed Fund

AllianceBernstein, L.P.

Columbia Management Investments Advisers, LLC

Credit Suisse Asset Management, LLC

Franklin Advisers, Inc.

Multi-Asset Capital Stability Fund

AllianceBernstein, L.P.

Janus Henderson Investors US LLC

* Affiliated

Under the investment sub-advisory agreements, each sub-adviser receives a fee paid by SIMC.

Brokerage Commissions Paid to Affiliates — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six month period ended March 31, 2024 were as follows ($ Thousands):

Multi-Asset Income Fund	$1

Payments to/from Affiliates — Certain officers and/or trustees of the Trust are also officers and/or Directors of the Administrator, Adviser and/or Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator or Distributor.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred.

SEI Institutional Managed Trust

LSV Asset Management (a partially owned indirect subsidiary of SEI Investment Co.) serves as the sub-adviser to the Large Cap, Large Cap Value, Tax-Managed Large Cap, Small Cap Value, U.S. Managed Volatility, Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the six month period ended March 31, 2024 were as follows ($ Thousands):

Large Cap Fund	$168
Large Cap Value Fund	216
Tax-Managed Large Cap Fund	322
Small Cap Value Fund	363
U.S. Managed Volatility Fund	452
Tax-Managed Managed Volatility Fund	632
Tax-Managed International Managed Volatility Fund	190
$2,343

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Funds’ expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Funds’ expense ratio, as a percentage of the Funds’ average daily net assets for the six month period ended ended March 31, 2024, can be found on the Statements of Operations or Consolidated Statements of Operations and Financial Highlights or Consolidated Financial Highlights, respectively.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund, to manage excess cash or to serve as margin or collateral for derivative positions. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, LP.

Each of the Large Cap Index and S&P 500 Index Funds may purchase companies with which it is affiliated to the extent these companies are represented in its benchmark index.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula annually reviewed by the Board. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

For the six month period ended March 31, 2024, the following Funds borrowed funds from the Multi-Asset Accumulation Fund. The amount borrowed, interest paid on the borrowing and the corresponding interest rate were as follows ($ Thousands):

	Borrowing Date	Maturity Date	Amount Borrowed	Interest Paid	Interest Rate
New Covenant Growth Fund	01/19/24	01/22/24	$14,550	$3	6.32%
SIMT High Yield Bond	02/21/24	02/22/24	$23,185	$4	6.32%

7. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

For the six month period ended March 31, 2024 and the year or period ended September 30, 2023.

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund		Large Cap Index Fund
	10/1/2023 to 3/31/2024 (Unaudited )	2023	10/1/2023 to 3/31/2024 (Unaudited )	2023	10/1/2023 to 3/31/2024 (Unaudited )	2023	10/1/2023 to 3/31/2024 (Unaudited )	2023
Class F:
Shares Issued	9,002	10,569	3,545	5,852	1,630	3,175	6,782	12,282
Shares Issued in Lieu of Dividends and Distributions	6,513	11,216	2,533	4,199	4,461	2,310	444	953
Shares Redeemed	(26,319)	(26,399)	(5,532)	(9,890)	(5,534)	(8,031)	(12,118)	(17,602)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(10,804)	(4,614)	546	161	557	(2,546)	(4,892)	(4,367)
Class I:
Shares Issued	–	–	4	2	3	5	–	–
Shares Issued in Lieu of Dividends and Distributions	–	–	3	7	8	5	–	–
Shares Redeemed	–	–	(4)	(46)	(3)	(24)	–	–
Total Increase (Decrease) in Net Assets Derived from Class I Transactions	–	–	3	(37)	8	(14)	–	–

SEI Institutional Managed Trust

Notes to Financial Statements/ Notes to Consolidated Financial Statements (Continued)

March 31, 2024 (Unaudited)

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund		Large Cap Index Fund
	10/1/2023 to 3/31/2024 (Unaudited )	2023	10/1/2023 to 3/31/2024 (Unaudited )	2023	10/1/2023 to 3/31/2024 (Unaudited )	2023	10/1/2023 to 3/31/2024 (Unaudited	)	2023
Class Y:
Shares Issued	661	623	253	673	121	445	–		–
Shares Issued in Lieu of Dividends and Distributions	218	368	273	708	500	412	–		–
Shares Redeemed	(812)	(1,052)	(1,265)	(3,739)	(1,095)	(2,692)	–		–
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	67	(61)	(739)	(2,358)	(474)	(1,835)	–		–
Increase (Decrease) in Capital Shares	(10,737)	(4,675)	(190)	(2,234)	91	(4,395)	(4,892)		(4,367)

	Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Value Fund
	10/1/2023 to 3/31/2024 (Unaudited )	2023	10/1/2023 to 3/31/2024 (Unaudited )	2023	10/1/2023 to 3/31/2024 (Unaudited )	2023	10/1/2023 to 3/31/2024 (Unaudited )	2023
Class F:
Shares Issued	2,605	5,540	553	1,547	6,605	4,019	800	1,491
Shares Issued in Lieu of Dividends and Distributions	4,031	6,077	373	949	1,379	366	308	754
Shares Redeemed	(8,749)	(20,012)	(922)	(1,876)	(6,955)	(8,337)	(1,819)	(2,931)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(2,113)	(8,395)	4	620	1,029	(3,952)	(711)	(686)
Class I:
Shares Issued	–	–	8	34	–	–	1	2
Shares Issued in Lieu of Dividends and Distributions	–	–	2	6	–	–	—	2
Shares Redeemed	–	–	(4)	(41)	–	–	(4)	(22)
Total Increase (Decrease) in Net Assets Derived from Class I Transactions	–	–	6	(1)	–	–	(3)	(18)
Class Y:
Shares Issued	278	3,361	–	–	356	544	60	443
Shares Issued in Lieu of Dividends and Distributions	668	907	–	–	65	20	47	159
Shares Redeemed	(1,455)	(2,805)	–	–	(337)	(484)	(476)	(1,294)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(509)	1,463	–	–	84	80	(369)	(692)
Increase (Decrease) in Capital Shares	(2,622)	(6,932)	10	619	1,113	(3,872)	(1,083)	(1,396)

	Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund		Mid-Cap Fund		U.S. Managed Volatility Fund
	10/1/2023 to 3/31/2024 (Unaudited )	2023	10/1/2023 to 3/31/2024 (Unaudited )	2023	10/1/2023 to 3/31/2024 (Unaudited )	2023	10/1/2023 to 3/31/2024 (Unaudited )	2023
Class F:
Shares Issued	689	1,074	1,215	2,439	208	432	3,393	5,723
Shares Issued in Lieu of Dividends and Distributions	—	5	738	263	9	19	3,863	3,785
Shares Redeemed	(1,189)	(1,817)	(2,738)	(6,427)	(231)	(558)	(13,185)	(13,485)
Total Decrease in Net Assets Derived from Class F Transactions	(500)	(738)	(785)	(3,725)	(14)	(107)	(5,929)	(3,977)
Class I:
Shares Issued	2	4	–	–	2	—	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	–	–	—	—	4	4
Shares Redeemed	(5)	(25)	–	–	(4)	(2)	—	—
Total Increase (Decrease) in Net Assets Derived from Class I Transactions	(3)	(21)	–	–	(2)	(2)	4	4
Class Y:
Shares Issued	50	245	114	946	19	36	417	2,239
Shares Issued in Lieu of Dividends and Distributions	—	3	116	46	1	2	1,226	1,003
Shares Redeemed	(175)	(332)	(487)	(782)	(11)	(20)	(1,652)	(2,362)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(125)	(84)	(257)	210	9	18	(9)	880
(Decrease) in Capital Shares	(628)	(843)	(1,042)	(3,515)	(7)	(91)	(5,934)	(3,093)

SEI Institutional Managed Trust

	Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Tax-Managed International Managed Volatility Fund		Real Estate Fund
	10/1/2023 to 3/31/2024 (Unaudited )	2023	10/1/2023 to 3/31/2024 (Unaudited )	2023	10/1/2023 to 3/31/2024 (Unaudited )	2023	10/1/2023 to 3/31/2024 (Unaudited )	2023
Class F:
Shares Issued	20,007	8,900	1,181	3,531	1,036	5,152	237	519
Shares Issued in Lieu of Dividends and Distributions	3,125	6,387	4,231	2,192	670	663	59	193
Shares Redeemed	(18,494)	(21,347)	(4,986)	(12,001)	(3,564)	(10,209)	(431)	(1,070)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	4,638	(6,060)	426	(6,278)	(1,858)	(4,394)	(135)	(358)
Class I:
Shares Issued	—	—	–	–	–	–	—	—
Shares Issued in Lieu of Dividends and Distributions	3	5	–	–	–	–	—	1
Shares Redeemed	—	—	–	–	–	–	—	—
Total Increase in Net Assets Derived from Class I Transactions	3	5	–	–	–	–	—	1
Class Y:
Shares Issued	849	3,619	230	1,953	141	2,905	59	105
Shares Issued in Lieu of Dividends and Distributions	587	942	594	257	150	134	17	50
Shares Redeemed	(2,197)	(3,377)	(713)	(936)	(631)	(2,172)	(182)	(198)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(761)	1,184	111	1,274	(340)	867	(106)	(43)
Increase (Decrease) in Capital Shares	3,880	(4,871)	537	(5,004)	(2,198)	(3,527)	(241)	(400)

	Core Fixed Income Fund		High Yield Bond Fund		Conservative Income Fund		Tax-Free Conservative Income Fund
	10/1/2023 to 3/31/2024 (Unaudited )	2023	10/1/2023 to 3/31/2024 (Unaudited )	2023	10/1/2023 to 3/31/2024 (Unaudited )	2023	10/1/2023 to 3/31/2024 (Unaudited )	2023
Class F:
Shares Issued	68,449	50,948	33,346	35,058	34,657	36,541	4,985	5,213
Shares Issued in Lieu of Dividends and Distributions	5,385	10,150	14,113	28,036	1,200	1,469	224	368
Shares Redeemed	(54,599)	(76,036)	(54,717)	(57,400)	(17,396)	(26,105)	(4,414)	(6,882)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	19,235	(14,938)	(7,258)	5,694	18,461	11,905	795	(1,301)
Class I:
Shares Issued	26	20	—	—	–	–	–	–
Shares Issued in Lieu of Dividends and Distributions	4	7	—	—	–	–	–	–
Shares Redeemed	(29)	(94)	—	—	–	–	–	–
Total Increase (Decrease) in Net Assets Derived from Class I Transactions	1	(67)	—	—	–	–	–	–
Class Y:
Shares Issued	3,137	11,305	5,806	10,081	431	669	172	221
Shares Issued in Lieu of Dividends and Distributions	754	1,527	2,438	4,494	30	57	6	12
Shares Redeemed	(6,032)	(14,181)	(4,170)	(13,295)	(1,005)	(734)	(109)	(325)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(2,141)	(1,349)	4,074	1,280	(544)	(8)	69	(92)
Increase (Decrease) in Capital Shares	17,095	(16,354)	(3,184)	6,974	17,917	11,897	864	(1,393)

	Real Return Fund			Dynamic Asset Allocation Fund			Multi-Strategy Alternative Fund		Liquid Alternative Fund
	10/1/2023 to 3/31/2024 (Unaudited	)	2023	10/1/2023 to 3/31/2024 (Unaudited	)	2023	10/1/2023 to 3/31/2024 (Unaudited )	2023	10/1/2023 to 3/31/2024 (Unaudited	)	2023	(1)
Class F:
Shares Issued	22,690		4,342	7,468		4,985	1,254	3,950	19,082		52
Shares Issued in Lieu of Dividends and Distributions	166		953	3,793		5,283	1,399	811	8		—
Shares Redeemed	(3,975)		(10,811)	(7,526)		(8,647)	(11,558)	(10,438)	(535)		—
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	18,881		(5,516)	3,735		1,621	(8,905)	(5,677)	18,555		52
Class Y:
Shares Issued	1,086		415	486		582	124	826	490		1,165
Shares Issued in Lieu of Dividends and Distributions	16		78	256		332	64	19	28		—

SEI Institutional Managed Trust

Notes to Financial Statements/ Notes to Consolidated Financial Statements (Continued)

March 31, 2024 (Unaudited)

	Real Return Fund			Dynamic Asset Allocation Fund			Multi-Strategy Alternative Fund		Liquid Alternative Fund
	10/1/2023 to 3/31/2024 (Unaudited	)	2023	10/1/2023 to 3/31/2024 (Unaudited	)	2023	10/1/2023 to 3/31/2024 (Unaudited )	2023	10/1/2023 to 3/31/2024 (Unaudited	)	2023	(1)
Shares Redeemed	(346)		(714)	(448)		(550)	(338)	(204)	(154)		(100)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	756		(221)	294		364	(150)	641	364		1,065
Increase (Decrease) in Capital Shares	19,637		(5,737)	4,029		1,985	(9,055)	(5,036)	18,919		1,117

	Multi-Asset Accumulation Fund		Multi-Asset Income Fund		Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund
	10/1/2023 to 3/31/2024 (Unaudited )	2023	10/1/2023 to 3/31/2024 (Unaudited )	2023	10/1/2023 to 3/31/2024 (Unaudited )	2023	10/1/2023 to 3/31/2024 (Unaudited )	2023
Class F:
Shares Issued	13,082	33,098	2,550	7,513	4,887	10,150	2,772	7,872
Shares Issued in Lieu of Dividends and Distributions	4,678	24,357	1,603	3,561	2,704	9,499	1,628	923
Shares Redeemed	(104,510)	(52,994)	(17,029)	(15,391)	(14,540)	(27,459)	(8,955)	(17,617)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(86,750)	4,461	(12,876)	(4,317)	(6,949)	(7,810)	(4,555)	(8,822)
Class Y:
Shares Issued	1,088	5,190	504	2,179	779	912	77	320
Shares Issued in Lieu of Dividends and Distributions	305	1,490	480	969	160	500	103	61
Shares Redeemed	(3,177)	(11,988)	(1,613)	(4,361)	(443)	(1,515)	(553)	(752)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(1,784)	(5,308)	(629)	(1,213)	496	(103)	(373)	(371)
(Decrease) in Capital Shares	(88,534)	(847)	(13,505)	(5,530)	(6,453)	(7,913)	(4,928)	(9,193)

(1) Commenced operations on June 30, 2023.

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments, during the six month period ended March 31, 2024, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$373,919	$373,919
Sales	—	602,571	602,571
Large Cap Value Fund
Purchases	—	97,925	97,925
Sales	—	162,045	162,045
Large Cap Growth Fund
Purchases	—	458,753	458,753
Sales	—	665,722	665,722
Large Cap Index Fund
Purchases	—	22,801	22,801
Sales	—	95,195	95,195
Tax-Managed Large Cap Fund
Purchases	—	250,297	250,297
Sales	—	465,631	465,631
S&P 500 Index Fund
Purchases	—	11,628	11,628
Sales	—	394,489	394,489
Small Cap Fund
Purchases	—	311,064	311,064
Sales	—	314,968	314,968
Small Cap Value Fund
Purchases	—	73,596	73,596
Sales	—	107,171	107,171

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Small Cap Growth Fund
Purchases	—	299,000	299,000
Sales	—	321,685	321,685
Tax-Managed Small/Mid Cap Fund
Purchases	—	185,144	185,144
Sales	—	233,327	233,327
Mid-Cap Fund
Purchases	—	25,333	25,333
Sales	—	25,299	25,299
U.S. Managed Volatility Fund
Purchases	—	153,135	153,135
Sales	—	309,076	309,076
Global Managed Volatility Fund
Purchases	—	370,548	370,548
Sales	—	347,064	347,064
Tax-Managed Managed Volatility Fund
Purchases	—	59,549	59,549
Sales	—	149,790	149,790
Tax-Managed International Managed Volatility Fund
Purchases	—	107,451	107,451
Sales	—	134,062	134,062
Real Estate Fund
Purchases	—	16,002	16,002
Sales	—	19,987	19,987
Core Fixed Income Fund
Purchases	5,477,951	1,066,926	6,544,877
Sales	5,221,769	1,076,195	6,297,964
High Yield Bond Fund
Purchases	1,283	325,778	327,061
Sales	—	419,582	419,582

SEI Institutional Managed Trust

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Real Return Fund
Purchases	233,845	—	233,845
Sales	49,119	—	49,119
Dynamic Asset Allocation Fund
Purchases	—	55,997	55,997
Sales	—	65,106	65,106
Multi-Strategy Alternative Fund
Purchases	3,938	379,058	382,996
Sales	4,128	415,882	420,010
Liquid Alternative Fund
Purchases	—	—	—
Sales	—	—	—
Multi-Asset Accumulation Fund
Purchases	45,381	99,894	145,275
Sales	76,623	194,565	271,188
Multi-Asset Income Fund
Purchases	1,169	81,769	82,938
Sales	1,646	191,067	192,713
Multi-Asset Inflation Managed Fund
Purchases	77,934	19,553	97,487
Sales	176,507	53,552	230,059
Multi-Asset Capital Stability Fund
Purchases	71,966	5,452	77,418
Sales	29,556	39,021	68,577

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have each requested private letter rulings from the Internal Revenue Service (“IRS”) concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be “qualifying income” for regulated investment company (“RIC”) qualification purposes, regardless of whether actual distributions are made to the Funds by the respective Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The Dynamic Commodity Strategy, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have secured an opinion of counsel based on customary representations that actual distributions made to the Funds should be treated as “qualifying income”. The Treasury released a proposed regulation in October 2016 stating that income inclusion from a controlled foreign corporation is treated as dividends i.e. qualifying income only to the extent that the Funds received cash distributions from the subsidiary. The Treasury released a final regulation in March 2019 reversing its position on the proposed regulation by removing the cash distribution requirement.

The Real Estate Fund has a tax year that ends on December 31. The following tax disclosures are representative as of September 30, 2023, except for the permanent reclassification and tax character of distributions, which are as of December 31, 2022. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year-ending December 31, 2023.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature.

The tax character of dividends and distributions paid during the fiscal years or periods ended September 30, 2023 or September 30, 2022 (unless otherwise indicated) was as follows:

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Tax Exempt Income ($ Thousands)	Total ($ Thousands)
Large Cap Fund
2023	$11,904	$149,792	$—	$—	$161,696
2022	61,429	220,787	—	—	282,216
Large Cap Value Fund
2023	37,312	89,162	—	—	126,474
2022	31,326	62,850	—	—	94,176
Large Cap Growth Fund
2023	11	98,789	—	—	98,800
2022	21,472	197,320	—	—	218,792

SEI Institutional Managed Trust

Notes to Financial Statements/ Notes to Consolidated Financial Statements (Continued)

March 31, 2024 (Unaudited)

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Tax Exempt Income ($ Thousands)	Total ($ Thousands)
Large Cap Index Fund
2023	$14,021	$—	$—	$—	$14,021
2022	14,044	1,753	—	—	15,797
Tax-Managed Large Cap Fund
2023	41,176	205,202	—	—	246,378
2022	39,532	197,578	—	—	237,110
S&P 500 Index Fund
2023	11,652	66,182	—	—	77,834
2022	13,514	62,560	—	—	76,074
Small Cap Fund
2023	1,733	3,109	—	—	4,842
2022	66,921	61,560	—	—	128,481
Small Cap Value Fund
2023	4,727	16,880	—	—	21,607
2022	11,167	23,613	—	—	34,780
Small Cap Growth Fund
2023	244	—	—	—	244
2022	38,252	52,511	—	—	90,763
Tax-Managed Small/Mid Cap Fund
2023	4,609	3,364	—	—	7,973
2022	2,336	94,023	—	—	96,359
Mid-Cap Fund
2023	539	—	—	—	539
2022	8,990	9,652	—	—	18,642
U.S. Managed Volatility Fund
2023	14,759	71,871	—	—	86,630
2022	35,245	59,945	—	—	95,190
Global Managed Volatility Fund
2023	45,317	39,570	—	—	84,887
2022	18,044	96,215	—	—	114,259
Tax-Managed Managed Volatility Fund
2023	8,459	48,976	—	—	57,435
2022	9,958	39,174	—	—	49,132
Tax-Managed International Managed Volatility Fund
2023	8,956	—	—	—	8,956
2022	12,641	—	—	—	12,641
Real Estate Fund
2023	1,676	2,029	—	—	3,705
2022	4,783	3,740	—	—	8,523
Core Fixed Income Fund
2023	120,076	—	—	—	120,076
2022	93,993	—	—	—	93,993
High Yield Bond Fund
2023	181,968	—	18,207	—	200,175
2022	102,523	—	—	—	102,523
Conservative Income Fund
2023	18,676	—	—	—	18,676
2022	2,042	—	—	—	2,042
Tax-Free Conservative Income Fund
2023	—	—	—	4,638	4,638
2022	1	—	—	730	731
Real Return Fund
2023	11,708	—	—	—	11,708
2022	16,933	—	—	—	16,933

SEI Institutional Managed Trust

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Tax Exempt Income ($ Thousands)	Total ($ Thousands)
Dynamic Asset Allocation Fund
2023	$21,823	$62,019	$—	$—	$83,842
2022	33,460	56,160	—	—	89,620
Multi-Strategy Alternative Fund
2023	8,411	—	—	—	8,411
2022	32,564	—	—	—	32,564
Liquid Alternative Fund
2023	—	—	—	—	—
Multi-Asset Accumulation Fund
2023	190,323	—	—	—	190,323
2022	274,745	69,051	—	—	343,796
Multi-Asset Income Fund
2023	49,211	—	—	—	49,211
2022	36,039	437	—	—	36,476
Multi-Asset Inflation Managed Fund
2023	88,501	—	—	—	88,501
2022	62,112	—	—	—	62,112
Multi-Asset Capital Stability Fund
2023	12,008	—	—	—	12,008
2022	17,226	2,414	—	—	19,640

As of September 30, 2023, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Undistributed Tax-Exempt Income ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$10,385	$70,687	$—	$—	$—	$—	$511,030	$(2)	$592,100
Large Cap Value Fund	13,487	52,088	—	—	—	—	265,337	(1)	330,911
Large Cap Growth Fund	—	196,799	—	—	—	—	565,074	—	761,873
Large Cap Index Fund	3,412	—	—	(9,044)	—	—	295,307	(1)	289,674
Tax-Managed Large Cap Fund	9,506	154,945	—	—	—	—	2,490,988	5	2,655,444
S&P 500 Index Fund	2,958	27,750	—	—	—	—	609,361	(5)	640,064
Small Cap Fund	1,150	18,293	—	—	—	—	47,794	—	67,237
Small Cap Value Fund	1,557	3,605	—	—	—	—	48,796	(2)	53,956
Small Cap Growth Fund	—	—	—	(26,652)	—	(748)	19,732	3	(7,665)
Tax-Managed Small/Mid Cap Fund	968	19,944	—	—	—	—	290,998	—	311,910
Mid-Cap Fund	113	—	—	(1,806)	(1,932)	—	3,022	(3)	(606)
U.S. Managed Volatility Fund	4,755	68,958	—	—	—	—	70,531	3	144,247
Global Managed Volatility Fund	5,360	28,804	—	—	—	—	12,542	(1,826)	44,880
Tax-Managed Managed Volatility Fund	2,009	97,732	—	—	—	—	424,993	—	524,734
Tax-Managed International Managed Volatility Fund	9,859	—	—	(11,443)	(7,903)	—	48,939	(41,034)	(1,582)
Real Estate Fund	—	1,115	—	—	(137)	—	5,239	—	6,217
Core Fixed Income Fund	9,783	—	—	(315,129)	(210,458)	—	(359,608)	(16,937)	(892,349)
High Yield Bond Fund	—	—	—	(199,722)	—	—	(300,227)	(10,945)	(510,894)
Conservative Income Fund	457	—	—	—	—	—	(54)	(376)	27
Tax-Free Conservative Income Fund	—	—	103	(8)	—	—	(63)	(90)	(58)
Real Return Fund	2,095	—	—	(4,457)	(6,628)	—	(14,375)	6	(23,359)
Dynamic Asset Allocation Fund	—	59,755	—	—	(651)	(3,109)	272,870	1	328,866
Multi-Strategy Alternative Fund	10,920	—	—	(15,599)	(7,863)	—	(11,232)	(80)	(23,854)

SEI Institutional Managed Trust

Notes to Financial Statements/ Notes to Consolidated Financial Statements (Continued)

March 31, 2024 (Unaudited)

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Undistributed Tax-Exempt Income ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Liquid Alternative Fund	$138	$50	$—	$—	$—	$—	$—	$—	$188
Multi-Asset Accumulation Fund	—	—	—	(531,490)	(52,568)	—	(346,638)	(33,582)	(964,278)
Multi-Asset Income Fund	6,752	—	—	(23,172)	(8,570)	—	(75,072)	(3,598)	(103,660)
Multi-Asset Inflation Managed Fund	21,450	—	—	(74,743)	(28,636)	—	(98,075)	(202)	(180,206)
Multi-Asset Capital Stability Fund	14,905	—	—	(23,167)	—	—	7,615	(323)	(970)

Post October losses represent losses realized on investment transactions from November 1, 2022 through September 30, 2023, that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2023 through September 30, 2023, and specified losses realized on investment transactions from November 1, 2022 through September 30, 2023, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Losses carried forward are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Large Cap Index Fund	$5,093	$3,951	$9,044
Small Cap Growth Fund	26,652	–	26,652
Mid-Cap Fund	1,806	–	1,806
Tax-Managed International Managed Volatility Fund	11,443	–	11,443
Core Fixed Income Fund	173,895	141,234	315,129
High Yield Bond Fund	23,579	176,143	199,722
Tax-Free Conservative Income Fund	8	–	8
Real Return Fund	2,265	2,192	4,457
Multi-Strategy Alternative Fund	14,019	1,580	15,599
Multi-Asset Accumulation Fund	310,229	221,261	531,490
Multi-Asset Income Fund	17,420	5,752	23,172
Multi-Asset Inflation Managed Fund	67,100	7,643	74,743
Multi-Asset Capital Stability Fund	11,487	11,680	23,167

For Federal income tax purposes, the cost of investments owned at March 31, 2024, and the net realized gains or losses on investments sold for the period, were different from amounts reported for financial reporting purposes primarily due to investments in partnerships that captures losses from other securities, and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at March 31, 2024, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$995,886	$750,667	$(23,291)	$727,376
Large Cap Value Fund	914,568	507,540	(33,183)	474,357
Large Cap Growth Fund	708,846	759,969	(2,267)	757,702
Large Cap Index Fund	634,180	536,626	(25,669)	510,957
Tax-Managed Large Cap Fund	1,231,522	3,092,632	(725)	3,091,907
S&P 500 Index Fund	246,887	790,423	(10,941)	779,482
Small Cap Fund	477,112	158,168	(18,620)	139,548
Small Cap Value Fund	265,380	120,775	(12,888)	107,887
Small Cap Growth Fund	279,499	84,903	(9,005)	75,898
Tax-Managed Small/Mid Cap Fund	461,941	419,972	(1,366)	418,606
Mid-Cap Fund	71,905	20,969	(2,455)	18,514
U.S. Managed Volatility Fund	546,116	150,252	(16,878)	133,374
Global Managed Volatility Fund	794,372	109,736	(21,179)	88,557
Tax-Managed Managed Volatility Fund	340,997	500,982	(846)	500,136
Tax-Managed International Managed Volatility Fund	233,850	76,348	(1,675)	74,673
Real Estate Fund	57,116	18,953	(1,639)	17,314
Core Fixed Income Fund	4,470,680	20,282	(196,991)	(176,709)
High Yield Bond Fund	1,237,415	80,251	(113,636)	(33,385)
Conservative Income Fund	657,401	67	(249)	(182)
Tax-Free Conservative Income Fund	166,936	2	(25)	(23)
Real Return Fund	395,780	146	(7,510)	(7,364)
Dynamic Asset Allocation Fund	280,058	395,971	(11,006)	384,965
Multi-Strategy Alternative Fund	278,037	12,413	(11,546)	867
Liquid Alternative Fund	—	—	—	—
Multi-Asset Accumulation Fund	867,969	14,018	(23,706)	(9,688)
Multi-Asset Income Fund	570,718	16,618	(46,132)	(29,514)
Multi-Asset Inflation Managed Fund	594,816	98,181	(10,422)	87,759

SEI Institutional Managed Trust

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Multi-Asset Capital Stability Fund	$530,525	$426	$(1,141)	$(715)

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2023, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

10. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

To the extent consistent with its investment strategy a Fund may have one or more of the following principle risks. A more complete description of principal risks is included in each Fund's prospectus under the heading "Principal Risks."

Arbitrage Strategies Risk — Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. The Fund may realize losses or a reduced rate of return if underlying relationships among securities in which it takes investment positions change in an adverse manner or if a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade ( junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Bonds may be called due to falling interest rates or non-economical circumstances.

Collateralized Debt Obligations (CDOs) and Collateralized Loan Obligations (CLOs) Risk — CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease in market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Fund invests. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below. For example, a liquidity crisis in the global credit markets could cause substantial fluctuations in prices for leveraged loans and high-yield debt securities and limited liquidity for such instruments. When the Fund invests in CDOs or CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CDO’s or CLO’s expenses.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign

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March 31, 2024 (Unaudited)

companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Commodity Investments and Derivatives Risk — Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Commodity-Linked Securities Risk — Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses.

Concentration Risk — A downturn in the financial services industry would impact the Fund more than a portfolio that does not concentrate in securities issued by companies in the financial services industry.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund’s investments in securities denominated in foreign currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Current Market Conditions Risk —Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations that could directly impact the Funds, and any regulatory changes could adversely impact the Funds' ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and

SEI Institutional Managed Trust

abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds’ assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds.

Depositary Receipts Risk — Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is described above, and leverage risk and liquidity risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Credit risk is described above. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Directional or Tactical Strategies Risk — Directional or tactical strategies usually use long and short positions, which entail predicting the direction that particular securities or sectors or the overall market might move. Directional or tactical strategies may utilize leverage and hedging. There may be a significant risk of loss if the Fund’s judgment is incorrect as to the direction, timing or extent of expected movements of particular securities or sectors or the market as a whole.

Distressed Securities Risk — Distressed securities frequently do not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Distressed securities are at high risk for default.

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Event-Driven Strategies Risk — Event-driven strategies involve making evaluations and predictions about both the likelihood that a particular event in the life of a company will occur and the impact such an event will have on the value of the company’s securities. The transaction in which such a company is involved may be unsuccessful, take considerable time (or longer than anticipated) or may result in a distribution of cash or a new security, the value of which may be less than the purchase price of the company’s security. If an anticipated transaction does not occur, the Fund may be required to sell its securities at a loss.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As a result, shareholders will be subject to two layers of fees and expenses with respect to investments in the Fund.

Exchange-Traded Notes (ETNs) Risk — The value of an ETN is subject to the credit risk of the issuer.

There may not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or the ETN may be delisted by the listing exchange.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Financial Services Industry Risk — The Conservative Income Fund’s portfolio is concentrated in investments in securities issued by companies in the financial services

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March 31, 2024 (Unaudited)

industry. The financial services industry is subject to extensive government regulation. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Financial services companies are highly dependent on short-term interest rates and typically will be adversely affected by economic downturns or changes in banking regulations.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Sovereign Debt Securities Risk — The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Income Risk — An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Investment Company and Exchange-Traded Funds (ETFs) Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Investment in the Subsidiary Risk — A Subsidiary is not registered under the Investment Company Act of 1940 (the 1940 Act) and, unless otherwise noted, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in a Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and a Subsidiary, respectively, are organized, could result in the inability of the Fund and/or a Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Style Risk — The risk that large capitalization securities may underperform other

SEI Institutional Managed Trust

segments of the equity markets or the equity markets as a whole.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk — The Fund’s use of derivatives may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Master Limited Partnership (MLP) Risk — Investments in units of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of an MLP, including a conflict arising as a result of incentive distribution payments. The benefit the Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be a reduction in the after-tax return to the Fund of distributions from the MLP, likely causing a reduction in the value of the Fund’s shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. The Internal Revenue Code of 1986, as amended, provides that the Fund is permitted to invest up to 25% of its assets in one or more qualified publicly traded partnerships (QPTPs), which will include certain MLPs, and treat the income allocated by such QPTPs as qualifying income for purposes of the regulated investment company annual qualifying income requirements described in “Taxes” below.

Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in

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March 31, 2024 (Unaudited)

entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Municipal obligations may be underwritten or guaranteed by a relatively small number of financial services firms, so changes in the municipal securities market that affect those firms may decrease the availability of municipal instruments in the market, thereby making it difficult for the Sub-Adviser to identify and obtain appropriate investments for the Fund’s portfolio. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund’s securities.

Non-Diversified Risk — The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Funds intend to satisfy the asset diversification requirements under the Code for classification as a RIC.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be

SEI Institutional Managed Trust

subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. The Fund’s investments are concentrated in issuers conducting business in the real estate industry, and therefore the Fund is subject to risks associated with legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

Real Estate Investment Trusts (REITs) Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund’s recovery of collateral.

Short Sales Risk — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Fund’s share price. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Tax Risk — The Fund may gain most of its exposure to the commodities markets through its investment in a Subsidiary, which invests in commodity investments and derivative instruments. To the extent the Fund invests in such instruments directly, it will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended. The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions. The Fund intends to hold certain commodity-related investments indirectly through a Subsidiary. The Fund believes that income from the Subsidiary will be qualifying income because it expects that the Subsidiary will make annual distributions of its earnings and profits. The Fund intends to secure an opinion of counsel based on customary representations that actual distributions made to the Fund from its Subsidiary should be treated as “qualifying income.” If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC would have significant negative tax consequences to Fund shareholders.

Taxation Risk — The Fund is managed to seek to minimize tax consequences to shareholders, but there is no guarantee that the Fund will be able to operate without incurring taxable income and gains to shareholders.

Tracking Error Risk — The risk that the Fund’s performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund’s investments and the index’s components and other factors.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit

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March 31, 2024 (Unaudited)

risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

11. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or restricted from recovering the loomed securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/ or delays in connection with the disposition of the underlying securities.

Cash collateral received in connection with securities lending is invested in eligible securities by the lending agent. These investments may include the SEI Liquidity Fund LP (“Liquidity Fund”), and the Fund bears its pro rata portion of the Liquidity Fund’s expenses and is subject to the risk of loss in the underlying investments of the Liquidity Fund. There is no guarantee that these investments will not lose value.

The following is a summary of securities lending agreements held by certain Funds which would be subject to offset as of March 31, 2024 ($ Thousands):

	Securities Loaned at Value	Cash Collateral Received (1)	Net Amount
Large Cap Fund	$12,462	$12,462	$–
Tax-Managed Large Cap Fund	33,714	33,714	–
Small Cap Value Fund	924	924	–
Small Cap Growth Fund	740	740	–
U.S. Managed Volatility Fund	6,792	6,792	–
Global Managed Volatility Fund	24,510	24,510	–
Tax-Managed Managed Volatility Fund	2,867	2,867	–
Tax-Managed International Managed Volatility Fund	9,906	9,906	–
Real Estate Fund	166	166	–
Core Fixed Income Fund	141,422	141,422	–

(1) Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See each Fund’s Schedule of Investments for the total collateral received.

12. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of March 31, 2024, SPTC held of record the following percentage of outstanding shares of each Fund:

Fund	% Held
Large Cap Fund
Class F	97%
Class Y	48
Large Cap Value Fund
Class F	92%
Class I	–
Class Y	97
Large Cap Growth Fund
Class F	90%
Class I	–
Class Y	97
Large Cap Index Fund
Class F	99%

SEI Institutional Managed Trust

Fund	% Held
Tax-Managed Large Cap Fund
Class F	81%
Class Y	52%
S&P 500 Index Fund
Class F	47%
Class I	18
Small Cap Fund
Class F	97%
Class Y	44
Small Cap Value Fund
Class F	93%
Class I	–
Class Y	98
Small Cap Growth Fund
Class F	92%
Class I	–
Class Y	97
Tax-Managed Small/Mid Cap Fund
Class F	90%
Class Y	53
Mid-Cap Fund
Class F	94%
Class I	–
Class Y	15
U.S. Managed Volatility Fund
Class F	93%
Class I	–
Class Y	54
Global Managed Volatility Fund
Class F	97%
Class I	–
Class Y	56
Tax-Managed Managed Volatility Fund
Class F	84%
Class Y	69
Tax-Managed International Managed Volatility Fund
Class F	96%
Class Y	91
Real Estate Fund
Class F	95%
Class I	–
Class Y	51
Core Fixed Income Fund
Class F	97%
Class I	24
Class Y	58
High Yield Bond Fund
Class F	93%
Class I	–
Class Y	60

Fund	% Held
Conservative Income Fund
Class F	99%
Class Y	34
Tax-Free Conservative Income Fund
Class F	97%
Class Y	50
Real Return Fund
Class F	98%
Class Y	62
Dynamic Asset Allocation Fund
Class F	96%
Class Y	29
Multi-Strategy Alternative Fund
Class F	97%
Class Y	87
Liquid Alternative Fund
Class F	100%
Class Y	27
Multi-Asset Accumulation Fund
Class F	97%
Class Y	54
Multi-Asset Income Fund
Class F	97%
Class Y	65
Multi-Asset Inflation Managed Fund
Class F	98%
Class Y	41
Multi-Asset Capital Stability Fund
Class F	98%
Class Y	30

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

13. REGULATORY MATTERS

The U.K. Financial Conduct Authority stopped compelling or inducing banks to submit certain London Inter-Bank Offered Rate (LIBOR) rates. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and ceased for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Investments impacted by the discontinuation of LIBOR may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. Actions by regulators have resulted in the establishment of alternative reference

SEI Institutional Managed Trust

Notes to Financial Statements/ Notes to Consolidated Financial Statements (Concluded)

March 31, 2024 (Unaudited)

rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (SOFR), which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. In response to the discontinuation of LIBOR, investors have added fallback provisions to existing contracts for investments whose value is tied to LIBOR, with most fallback provisions requiring the adoption of SOFR as a replacement rate. On March 15, 2022, President Biden signed the Adjustable Interest Rate Act into law (the “LIBOR Act”), which, in conjunction with regulations adopted by the Federal Reserve Board, establishes SOFR as the default fallback rate for any U.S. contract without a fallback provision. In addition, on March 4, 2023, the U.K. Financial Conduct Authority announced that, starting July 1, 2023 and continuing through September 30, 2024, it will permit the publishing of 1-, 3- and 6-month synthetic U.S. dollar LIBOR settings based on SOFR to serve as a fallback for non-U.S. contracts.

14. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of March 31, 2024.

SEI Institutional Managed Trust

Disclosure of Fund Expenses (Unaudited)

March 31, 2024

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund’s costs in two ways:

●    Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

●    Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Annualized Expense Ratios	Expenses Paid During Period *
Large Cap Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,265.10	0.89%	$5.04
Class Y Shares	1,000.00	1,268.80	0.64	3.63
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.55	0.89%	$4.50
Class Y Shares	1,000.00	1,021.80	0.64	3.24
Large Cap Value Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,187.90	0.89%	$4.87
Class I Shares	1,000.00	1,185.10	1.11	5.54
Class Y Shares	1,000.00	1,185.10	0.64	3.49
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.55	0.89%	$4.50
Class I Shares	1,000.00	1,019.47	1.11	5.62
Class Y Shares	1,000.00	1,021.80	0.64	3.24

	Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Annualized Expense Ratios	Expenses Paid During Period *
Large Cap Growth Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,285.10	0.89%	$5.08
Class I Shares	1,000.00	1,283.30	1.11	6.32
Class Y Shares	1,000.00	1,286.50	0.64	3.66
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.55	0.89%	$4.50
Class I Shares	1,000.00	1,019.47	1.11	5.59
Class Y Shares	1,000.00	1,021.80	0.64	3.23
Large Cap Index Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,233.00	0.25%	$1.40
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,023.75	0.25%	$1.26

SEI Institutional Managed Trust

Disclosure of Fund Expenses (Unaudited) (Concluded)

March 31, 2024

	Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Annualized Expense Ratios	Expenses Paid During Period *
Tax-Managed Large Cap Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,212.40	0.89%	$4.92
Class Y Shares	1,000.00	1,213.90	0.64	3.54
Hypothetical 5% Return
Class F Shares	$1,000.00	$2,020.55	0.89%	$4.50
Class Y Shares	1,000.00	1,021.80	0.64	3.23
S&P 500 Index Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,233.00	0.25%	$1.40
Class I Shares	1,000.00	1,230.60	0.65	3.62
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,023.75	0.25%	$1.26
Class I Shares	1,000.00	1,021.75	0.65	3.29
Small Cap Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,198.60	1.14%	$6.29
Class Y Shares	1,000.00	1,200.00	0.89	4.90
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.28	1.14%	$5.78
Class Y Shares	1,000.00	1,020.55	0.89	4.50
Small Cap Value Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,227.30	1.14%	$6.35
Class I Shares	1,000.00	1,224.30	1.36	6.90
Class Y Shares	1,000.00	1,224.30	0.89	4.52
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.30	1.14%	$5.76
Class I Shares	1,000.00	1,018.25	1.36	6.88
Class Y Shares	1,000.00	1,020.55	0.89	4.51
Small Cap Growth Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,224.00	1.11%	$6.19
Class I Shares	1,000.00	1,222.60	1.36	7.53
Class Y Shares	1,000.00	1,225.20	0.86	4.77
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.43	1.11%	$5.62
Class I Shares	1,000.00	1,018.22	1.36	6.84
Class Y Shares	1,000.00	1,020.71	0.86	4.33
Tax-Managed Small/Mid Cap Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,208.60	1.11%	$6.13
Class Y Shares	1,000.00	1,209.90	0.89	4.90
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.45	1.11%	$5.60
Class Y Shares	1,000.00	1,020.57	0.89	4.48

	Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Annualized Expense Ratios	Expenses Paid During Period *
Mid-Cap Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,221.50	0.98%	$5.44
Class I Shares	1,000.00	1,220.70	1.20	6.63
Class Y Shares	1,000.00	1,223.30	0.73	4.05
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.10	0.98%	$4.95
Class I Shares	1,000.00	1,019.03	1.20	6.03
Class Y Shares	1,000.00	1,021.36	0.73	3.68
U.S. Managed Volatility Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,156.80	0.90%	$4.85
Class I Shares	1,000.00	1,155.60	1.15	6.18
Class Y Shares	1,000.00	1,158.30	0.65	3.51
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.50	0.90%	$4.55
Class I Shares	1,000.00	1,019.27	1.15	5.79
Class Y Shares	1,000.00	1,021.75	0.65	3.29
Global Managed Volatility Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,121.20	1.11%	$5.89
Class I Shares	1,000.00	1,119.60	1.36	7.23
Class Y Shares	1,000.00	1,121.60	0.86	4.55
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.45	1.11%	$5.60
Class I Shares	1,000.00	1,018.18	1.36	6.89
Class Y Shares	1,000.00	1,020.71	0.86	4.33
Tax-Managed Managed Volatility Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,180.10	1.00%	$5.45
Class Y Shares	1,000.00	1,181.60	0.75	4.09
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.00	1.00%	$5.05
Class Y Shares	1,000.00	1,021.25	0.75	3.79
Tax-Managed International Managed Volatility Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,105.50	1.11%	$5.83
Class Y Shares	1,000.00	1,107.30	0.86	4.50
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.32	1.11%	$5.59
Class Y Shares	1,000.00	1,020.59	0.86	4.31
Real Estate Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,165.70	1.14%	$6.19
Class I Shares	1,000.00	1,164.30	1.36	7.38
Class Y Shares	1,000.00	1,167.00	0.89	4.85
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.28	1.14%	$5.77
Class I Shares	1,000.00	1,018.18	1.36	6.89
Class Y Shares	1,000.00	1,020.53	0.89	4.52

SEI Institutional Managed Trust

Disclosure of Fund Expenses (Unaudited) (Concluded)

March 31, 2024

	Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Annualized Expense Ratios	Expenses Paid During Period *
Core Fixed Income Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,062.90	0.66%	$3.40
Class I Shares	1,000.00	1,061.80	0.89	4.59
Class Y Shares	1,000.00	1,064.10	0.41	2.12
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,021.70	0.66%	$3.34
Class I Shares	1,000.00	1,020.55	0.89	4.50
Class Y Shares	1,000.00	1,022.95	0.41	2.07
High Yield Bond Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,076.50	0.89%	$4.62
Class I Shares	1,000.00	1,076.50	1.10	5.71
Class Y Shares	1,000.00	1,077.90	0.64	3.32
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.55	0.89%	$4.50
Class I Shares	1,000.00	1,019.50	1.10	5.55
Class Y Shares	1,000.00	1,021.80	0.64	3.23
Conservative Income Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,026.70	0.30%	$1.52
Class Y Shares	1,000.00	1,027.20	0.20	1.01
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,023.50	0.30%	$1.52
Class Y Shares	1,000.00	1,024.00	0.20	1.01
Tax-Free Conservative Income Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,016.10	0.30%	$1.51
Class Y Shares	1,000.00	1,017.60	0.20	1.01
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,023.50	0.30%	$1.52
Class Y Shares	1,000.00	1,024.00	0.20	1.01
Real Return Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,032.50	0.45%	$2.29
Class Y Shares	1,000.00	1,034.00	0.35	1.78
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,022.75	0.45%	$2.28
Class Y Shares	1,000.00	1,023.25	0.35	1.77

	Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Annualized Expense Ratios	Expenses Paid During Period *
Dynamic Asset Allocation Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,206.80	0.75%	$4.14
Class Y Shares	1,000.00	1,208.50	0.50	2.76
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,021.25	0.75%	$3.79
Class Y Shares	1,000.00	1,022.50	0.50	2.53
Multi-Strategy Alternative Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,070.10	1.63%	$8.44
Class Y Shares	1,000.00	1,071.90	1.38	7.15
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,016.85	1.63%	$8.22
Class Y Shares	1,000.00	1,018.10	1.38	6.96
Liquid Alternative Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,064.80	1.04%	$5.35
Class Y Shares	1,000.00	1,065.10	0.80	4.10
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.68	1.04%	$5.24
Class Y Shares	1,000.00	1,020.89	0.80	4.01
Multi-Asset Accumulation Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,105.60	1.17%	$6.16
Class Y Shares	1,000.00	1,107.30	0.92	4.85
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.15	1.17%	$5.91
Class Y Shares	1,000.00	1,020.40	0.92	4.65
Multi-Asset Income Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,094.90	0.80%	$4.19
Class Y Shares	1,000.00	1,095.40	0.70	3.67
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,021.00	0.80%	$4.04
Class Y Shares	1,000.00	1,021.50	0.70	3.54
Multi-Asset Inflation Managed Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,032.70	2.00%	$10.16
Class Y Shares	1,000.00	1,033.00	1.75	8.89
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,015.00	2.00%	$10.08
Class Y Shares	1,000.00	1,016.25	1.75	8.82
Multi-Asset Capital Stability Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,060.30	0.62%	$3.18
Class Y Shares	1,000.00	1,061.40	0.52	2.66
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,021.78	0.62%	$3.12
Class Y Shares	1,000.00	1,022.28	0.52	2.61

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

SEI Institutional Managed Trust

Review of the Liquidity Risk Management Program (Unaudited)

March 31, 2024

Pursuant to Rule 22e-4 under the 1940 Act, the Trust, on behalf of the Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. The Program is overseen by the SIMC Liquidity Risk Oversight Committee, and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on January 31, 2024, the Trustees received a report from the SIMC Liquidity Risk Oversight Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The SIMC Liquidity Risk Oversight Committee determined, and reported to the Board, that the Program remains reasonably designed to assess and manage each Fund’s liquidity risk and that the Program adequately and effectively managed each Fund’s liquidity risk during the 2023 calendar year. The SIMC Liquidity Risk Oversight Committee also reported that with respect to the Trust there were no reportable liquidity events during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

SEI Institutional Managed Trust

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional Managed Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve or renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve or renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance

SEI Institutional Managed Trust

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)

over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At the December 4-6, 2023 meeting of the Board, certain Sub-Advisory Agreements were either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed by the Trustees, including a majority of the Independent Trustees. In addition, the Board approved a brief extension of the Advisory Agreement and certain Sub-Advisory Agreements already in effect (unless operating under an initial two-year term) to accommodate a revised Spring meeting schedule. Typically, the Trustees renew the Advisory Agreement and certain Sub-Advisory Agreements at the first quarterly in-person meeting of the calendar year in March. Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2024 was held on April 2-4, the Advisory Agreement and certain Sub-Advisory Agreements would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 4-6, 2023 meeting to extend the Advisory Agreement and certain Sub-Advisory Agreements until the April 2-4, 2024 meeting. In evaluating whether to approve the extension of the Advisory Agreement and certain Sub-Advisory Agreements, the Board considered the information made available to it throughout the course of the year by representatives of the SEI investment and compliance teams. At the April 2-4, 2024 meeting, the Board evaluated the Advisory Agreement and the applicable Sub-Advisory Agreements in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. Additionally, at the April 2-4, 2024 meeting of the Board, certain Sub-Advisory Agreements were initially approved by the Trustees, including a majority of the Independent Trustees. Although outside the scope of the period covered by this report, the Board’s renewal of the Advisory Agreement and the applicable Sub-Advisory Agreements at the April 2-4, 2024 meeting of the Board is discussed herein, consistent with prior shareholder reports of the Funds. The Board’s approvals were based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings, such as the December 4-6, 2023 meeting. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Advisory Agreement and the applicable Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the approval or renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. For the Liquid Alternative Fund, the Broadridge Report included metrics on net total return. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the approval or renewal of the Sub-Advisory Agreement.

Fees. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s

SEI Institutional Managed Trust

performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. For the Liquid Alternative Fund, the Broadridge Report included metrics on net total return. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the approval or renewal of the Sub-Advisory Agreement.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the approval or renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Institutional Managed Trust

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SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2024

Trustees

Robert A. Nesher, Chairman

William M. Doran

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-092 (3/24)

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1.

Item 7. Reserved.

Item 8. Reserved.

Item 9. Reserved.

Item 10. Reserved.

Item 11. Reserved.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee's Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/s/Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer

Date: June 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer

Date: June 7, 2024

By	/s/Glenn R. Kurdziel
Glenn R. Kurdziel
Controller and Chief Financial Officer

Date: June 7, 2024